UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd, Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd, Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code:	860-562-1000

Date of fiscal year end:	12/31/2013

Date of reporting period:	6/30/2013

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Thank you for your continued confidence in MassMutual. We are committed to helping you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions.”

June 30, 2013

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2013. Stocks in the United States and in foreign developed markets advanced during the first half of the year, and U.S. bonds and emerging-market equities declined. The actions and comments of central bankers across the globe kept the attention of investors and helped drive choppier stock markets and rising interest rates later in the period. The U.S. economy continued its somewhat unsteady recovery in the midst of government spending cuts mandated by sequestration – the automatic, across-the-board series of spending cuts to government agencies – and ongoing caution among business owners. Housing and unemployment mainly improved throughout the period, but U.S. gross domestic product (“GDP”) figures, which indicated higher rates of growth early in the period, underwent substantial downward revisions later. (GDP measures the total value of goods and services produced in a country.) Through it all, consumer confidence numbers reached their highest levels since mid-2007, and inflation remained in check. Elsewhere in the world, the ongoing recession in the euro zone and a March banking crisis in Cyprus kept investors wary. Looking to the Far East, China continued to struggle, while Japan made some headway against its economic challenges. Against this backdrop, two key commodities headed in different directions. The price of oil rose from slightly less than $92 a barrel at the beginning of the period to more than $96 at the end, taking a volatile route along the way. The price of gold continued its substantial decline, starting 2013 at around $1,676 an ounce and dropping to less than $1,224 by the end of the period.

Key events that defined the period

In the United States, encouraging pockets of economic strength and the Federal Reserve’s (the “Fed”) ongoing Quantitative Easing (“QE”) program gave investors reason for optimism, despite the challenges brought about by the “fiscal cliff” and sequestration. Late on January 1, 2013, congressional votes to avert the fiscal cliff were finally confirmed. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon by congress and the president.) The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers.

In February, equity investors focused on the specter of sequestration, which was set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the Fed continued its commitment to keep the federal funds rate between 0% and 0.25% and announced its continuation of the $85 billion per month bond-buying QE program. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.) In April, Commerce Department reports indicated that the U.S. economy rebounded in the first quarter of 2013 after a lackluster fourth quarter. The agency estimated first-quarter 2013 GDP growth to be at a level of 2.5%, versus fourth-quarter 2012 GDP growth of 0.4% – although the 2.5% figure was ultimately revised downward to a final 1.8% in June.

In May, the first signs emerged that QE could soon be scaled back when Fed Chairman Bernanke alluded to a possible “tapering down” of monthly Fed bond purchases in the near term – and minutes from the Fed’s May 1 meeting indicated other Fed officials supported the move. The day of the release, the Dow Jones Industrial AverageSM (the “Dow”) reversed its triple-digit point gain to post a loss of 0.80% for the day. The markets subsequently posted declines in each of the last two weeks of May and the yields of U.S. Treasury securities increased across the board as their prices fell. (Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.) That same month, the U.S. unemployment rate fell to 7.5%, marking a four-year low.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

In June, the unemployment rate ticked up slightly to 7.6%, as more individuals entered the job market. Stock and bond markets sold off sharply in mid-June and drove interest rates higher on lingering concerns that QE would end sooner than expected. Stocks rose again as the period drew to a close when the Department of Labor released the final downward revision of first-quarter GDP. The weaker-than-expected growth figure drove shares higher on investor expectations that the Fed would continue QE a while longer.

In news from around the world, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package in January 2013, which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. China sent mixed economic signals in the first part of 2013, but April reports were clear the country was in a slowdown. Also in April, the Bank of Japan announced plans to double the country’s monetary base over the next two years through its own bond-buying program in an effort to boost its economy. The announcement accelerated the already rallying Japanese stock market, which continued to advance well into May – but declined along with U.S. stocks in the wake of Fed chairman Bernanke’s comments about the possible end of QE. In June, consumer sentiment in the euro zone improved, despite the region’s continued recession, and the European Central Bank reaffirmed its commitment to stimulative monetary policy. Following a precipitous fall in late May into mid-June, Japanese stocks rallied on encouraging signs attributable to the country’s economic reforms, and China’s woes increased.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2013, outperforming most international competitors. The Russell 2000® Index, a benchmark of small-cap stocks, led the gainers with a 15.86% advance, while the Dow, a measure of blue-chip domestic stock performance, gained 15.20%. The S&P 500® Index, a measure of large-cap stock performance, also turned in a double-digit advance of 13.82%. The NASDAQ Composite® Index, an indicator of technology stock performance, returned 12.71% for the six months. In international equities, the MSCI EAFE® Index, a benchmark measuring foreign developed-market stocks, posted a 4.10% gain; while the MSCI® Emerging Markets Index, a benchmark of emerging stock markets, lost 9.57%. Fixed-income investments in the U.S. significantly lagged equity counterparts during the period, with the Barclays U.S. Aggregate Bond Index losing 2.44% during the period.*

Keeping it in perspective

The economic and market events that characterized the first six months of 2013 offer an excellent reminder that investing environments can be unpredictable and that it is important for investors to maintain perspective. We believe it is unwise for investors to use short-term performance to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid, systematic individual investment plan that reflects your long-term objectives, risk tolerance, and the amount of time you have to invest.**

Thank you for your continued confidence in MassMutual. We are committed to help you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions. If you work with a financial professional and have not met with him or her recently, you may wish to consider scheduling some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MassMutual Select PIMCO Total Return Fund Portfolio Characteristics (% of Net Assets) on 6/30/13

U.S. Government Agency Obligations and Instrumentalities	53.9%
U.S. Treasury Obligations	39.6%
Corporate Debt	28.7%
Non-U.S. Government Agency Obligations	9.2%
Municipal Obligations	3.0%
Sovereign Debt Obligations	2.9%

Total Long-Term Investments	137.3%
Short-Term Investments and Other Assets and Liabilities	(37.3)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/13

Corporate Debt	37.4%
U.S. Government Agency Obligations and Instrumentalities	33.1%
U.S. Treasury Obligations	16.1%
Non-U.S. Government Agency Obligations	9.9%
Sovereign Debt Obligations	3.3%
Municipal Obligations	0.1%
Preferred Stock	0.1%
Purchased Options	0.0%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 54% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 46% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/13

Exxon Mobil Corp.	3.6%
Chevron Corp.	3.3%
JP Morgan Chase & Co.	3.1%
General Electric Co.	2.8%
Wells Fargo & Co.	2.7%
Pfizer, Inc.	2.5%
Merck & Co., Inc.	2.1%
Bank of America Corp.	1.7%
Wal-Mart Stores, Inc.	1.6%
Cisco Systems, Inc.	1.5%

24.9%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	24.3%
Consumer, Non-cyclical	18.3%
Industrial	12.9%
Energy	12.6%
Communications	11.2%
Consumer, Cyclical	8.2%
Technology	5.2%
Utilities	3.0%
Basic Materials	2.1%
Mutual Funds	0.9%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/13

JP Morgan Chase & Co.	3.9%
Wells Fargo & Co.	3.7%
Chevron Corp.	3.2%
Cisco Systems, Inc.	3.2%
Merck & Co., Inc.	2.6%
PNC Financial Services Group, Inc.	2.3%
Exxon Mobil Corp.	2.0%
ACE Ltd.	1.9%
General Electric Co.	1.9%
UnitedHealth Group, Inc.	1.9%

26.6%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	26.1%
Consumer, Non-cyclical	17.0%
Energy	12.7%
Industrial	10.5%
Consumer, Cyclical	9.5%
Communications	8.5%
Technology	7.2%
Basic Materials	4.9%
Utilities	3.0%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index. The Fund’s subadvisers are Huber Capital Management, LLC (Huber Capital Management) which was responsible for approximately 52% of the Fund’s portfolio; and Columbia Management Investment Advisers, LLC (Columbia Management), which managed approximately 48% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/13

Pfizer, Inc.	3.5%
CNO Financial Group, Inc.	3.3%
JP Morgan Chase & Co.	3.1%
Merck & Co., Inc.	2.9%
Ensco PLC Class A	2.6%
Microsoft Corp.	2.6%
CA, Inc.	2.5%
Eli Lilly & Co.	2.4%
Philip Morris International, Inc.	2.3%
Hewlett-Packard Co.	1.8%

27.0%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	27.3%
Financial	18.1%
Energy	11.2%
Industrial	8.8%
Technology	8.5%
Communications	8.1%
Utilities	6.5%
Consumer, Cyclical	5.3%
Basic Materials	3.8%
Mutual Funds	3.3%

Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%

Net Assets	100.0%

MassMutual Select Large Cap Value Fund Country Weightings (% of Net Assets) on 6/30/13

United States	83.0%
United Kingdom	7.0%
Canada	2.1%
Ireland	1.9%
Cayman Islands	1.5%
Switzerland	1.3%
Germany	1.0%
Bermuda	0.9%
Netherlands	0.8%
France	0.7%
Australia	0.4%
Taiwan	0.2%
Luxembourg	0.1%

Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500 Index.* The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

*“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”) and have been licensed for use by MassMutual. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MM S&P 500 Index® Fund Largest Holdings (% of Net Assets) on 6/30/13

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.6%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
General Electric Co.	1.6%
Google, Inc. Class A	1.6%
Chevron Corp.	1.6%
The Procter & Gamble Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
Wells Fargo & Co.	1.4%

17.9%

MM S&P 500 Index® Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	22.4%
Financial	16.1%
Communications	12.1%
Technology	11.4%
Energy	10.2%
Industrial	9.9%
Consumer, Cyclical	9.4%
Utilities	3.4%
Basic Materials	3.1%
Diversified	0.1%

Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Focused Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. The Fund’s subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/13

Wells Fargo & Co.	6.2%
Intel Corp.	5.6%
Applied Materials, Inc.	5.5%
Delphi Automotive PLC	5.5%
General Motors Co.	5.4%
American International Group, Inc.	5.2%
Family Dollar Stores, Inc.	5.1%
Penn National Gaming, Inc.	5.0%
JP Morgan Chase & Co.	5.0%
Visa, Inc. Class A	5.0%

53.5%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Cyclical	33.9%
Financial	21.1%
Industrial	11.7%
Technology	11.2%
Consumer, Non-cyclical	8.8%
Energy	8.6%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

MassMutual Select Focused Value Fund Country Weightings (% of Net Assets) on 6/30/13

United States	89.8%
United Kingdom	5.5%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Cisco Systems, Inc.	5.7%
Microsoft Corp.	4.6%
Google, Inc. Class A	3.2%
Wal-Mart Stores, Inc.	2.5%
Verizon Communications, Inc.	2.4%
The Home Depot, Inc.	2.3%
Amgen, Inc.	2.2%
The Boeing Co.	2.1%
Oracle Corp.	2.1%
Lowe’s Cos., Inc.	2.0%

29.1%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	24.3%
Communications	20.5%
Technology	20.1%
Consumer, Cyclical	16.6%
Industrial	10.4%
Financial	4.2%
Basic Materials	2.1%
Energy	2.0%
Mutual Funds	1.3%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Google, Inc. Class A	5.8%
Amazon.com, Inc.	4.5%
MasterCard, Inc. Class A	3.1%
Priceline.com, Inc.	3.1%
Danaher Corp.	3.0%
Gilead Sciences, Inc.	2.6%
Precision Castparts Corp.	2.2%
Biogen Idec, Inc.	2.0%
Union Pacific Corp.	2.0%
Starbucks Corp.	2.0%

30.3%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/13

Communications	22.9%
Consumer, Non-cyclical	22.0%
Consumer, Cyclical	17.0%
Industrial	12.8%
Financial	10.8%
Technology	5.4%
Energy	4.7%
Basic Materials	4.6%
Mutual Funds	0.0%

Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 51% of the Fund’s portfolio; and Delaware Investments Fund Advisers (DIFA), which was responsible for approximately 49% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/13

Visa, Inc. Class A	7.6%
Google, Inc. Class A	6.4%
Priceline.com, Inc.	4.5%
Amazon.com, Inc.	4.0%
Nike, Inc. Class B	3.2%
Allergan, Inc.	3.0%
Salesforce.com, Inc.	3.0%
EOG Resources, Inc.	2.7%
MasterCard, Inc. Class A	2.6%
Crown Castle International Corp.	2.5%

39.5%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 6/30/13

Communications	27.6%
Consumer, Non-cyclical	23.9%
Technology	16.3%
Consumer, Cyclical	13.6%
Energy	8.3%
Financial	4.7%
Mutual Funds	2.9%
Basic Materials	2.5%
Utilities	2.5%

Total Long-Term Investments	102.3%
Short-Term Investments and Other Assets and Liabilities	(2.3)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The Fund’s subadvisers are Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 71% of the Fund’s portfolio; and NFJ Investment Group LLC (NFJ), which managed approximately 29% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/13

Regions Financial Corp.	2.1%
Fifth Third Bancorp	2.1%
Lincoln National Corp.	1.7%
CBL & Associates Properties, Inc.	1.6%
Kilroy Realty Corp.	1.6%
NRG Energy, Inc.	1.5%
Liberty Property Trust	1.4%
Brandywine Realty Trust	1.4%
NXP Semiconductor NV	1.3%
International Paper Co.	1.3%

16.0%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	27.2%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	12.4%
Industrial	9.3%
Utilities	8.6%
Technology	8.2%
Energy	7.8%
Basic Materials	5.4%
Communications	1.3%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 56% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 44% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/13

Oshkosh Corp.	1.8%
PolyOne Corp.	1.8%
American Axle & Manufacturing Holdings, Inc.	1.8%
Mobile Mini, Inc.	1.7%
City National Corp.	1.7%
Vishay Intertechnology, Inc.	1.7%
HealthSouth Corp.	1.7%
Belden, Inc.	1.6%
Terex Corp.	1.6%
The Men’s Wearhouse, Inc.	1.5%

16.9%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/13

Industrial	28.9%
Consumer, Cyclical	19.7%
Financial	17.4%
Consumer, Non-cyclical	13.3%
Technology	8.5%
Basic Materials	3.5%
Utilities	3.2%
Energy	2.6%
Communications	0.7%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 53% of the Fund’s portfolio; Federated Clover Investment Advisors (Federated Clover), which managed approximately 40% of the Fund’s portfolio; and EARNEST Partners, LLC (Earnest Partners), which oversaw approximately 7% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/13

ProAssurance Corp.	1.4%
Cleco Corp.	1.2%
Aaron’s, Inc.	1.1%
East West Bancorp, Inc.	1.1%
Beacon Roofing Supply, Inc.	1.0%
Landstar System, Inc.	1.0%
Genesee & Wyoming, Inc. Class A	1.0%
SVB Financial Group	0.9%
Kirby Corp.	0.8%
Stifel Financial Corp.	0.8%

10.3%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	26.2%
Industrial	20.8%
Consumer, Non-cyclical	11.9%
Consumer, Cyclical	11.9%
Basic Materials	6.8%
Mutual Funds	6.7%
Energy	5.6%
Technology	5.5%
Utilities	4.7%
Communications	4.3%

Total Long-Term Investments	104.4%
Short-Term Investments and Other Assets and Liabilities	(4.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Standard & Poor’s MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in S&P MidCap 400 Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

*“Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400® Index” are trademarks of Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”) and have been licensed for use by MassMutual. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/13

Vertex Pharmaceuticals, Inc.	1.3%
AMETEK, Inc.	0.8%
Green Mountain Coffee Roasters, Inc.	0.7%
Equinix, Inc.	0.7%
Alliance Data Systems Corp.	0.7%
HollyFrontier Corp.	0.6%
Affiliated Managers Group, Inc.	0.6%
Church & Dwight Co., Inc.	0.6%
Henry Schein, Inc.	0.6%
Realty Income Corp.	0.6%

7.2%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 6/30/13

Financial	21.3%
Industrial	18.2%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	12.6%
Technology	8.7%
Mutual Funds	6.3%
Energy	5.3%
Basic Materials	5.1%
Utilities	4.7%
Communications	4.2%

Total Long-Term Investments	104.1%
Short-Term Investments and Other Assets and Liabilities	(4.1)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000 Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Russell 2000 Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

*The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/13

CoStar Group, Inc.	0.2%
CommVault Systems, Inc.	0.2%
FirstMerit Corp.	0.2%
The Ultimate Software Group, Inc.	0.2%
Acuity Brands, Inc.	0.2%
The Middleby Corp.	0.2%
Prosperity Bancshares, Inc.	0.2%
Athenahealth, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Lufkin Industries, Inc.	0.2%

2.0%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 6/30/13

Financial	21.7%
Consumer, Non-cyclical	19.1%
Consumer, Cyclical	13.2%
Industrial	13.2%
Mutual Funds	12.8%
Technology	9.2%
Communications	6.8%
Energy	5.0%
Basic Materials	3.6%
Utilities	3.2%
Diversified	0.2%

Total Long-Term Investments	108.0%
Short-Term Investments and Other Assets and Liabilities	(8.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity II Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 80% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 20% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/13

CarMax, Inc.	1.5%
IHS, Inc. Class A	1.5%
Covance, Inc.	1.4%
Quanta Services, Inc.	1.3%
Pall Corp.	1.2%
Fiserv, Inc.	1.2%
Laboratory Corporation of America Holdings	1.2%
AMETEK, Inc.	1.1%
Gartner, Inc.	1.1%
DENTSPLY International, Inc.	1.1%

12.6%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	27.1%
Industrial	15.7%
Consumer, Cyclical	15.4%
Technology	11.3%
Communications	9.2%
Financial	7.3%
Energy	6.0%
Mutual Funds	5.1%
Basic Materials	3.2%
Utilities	1.1%

Total Long-Term Investments	101.4%
Short-Term Investments and Other Assets and Liabilities	(1.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 54% of the Fund’s portfolio; Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 23% of the Fund’s portfolio; and Timberline Asset Management LLC (Timberline), which oversaw approximately 23% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/13

Dexcom, Inc.	1.6%
Portfolio Recovery Associates, Inc.	1.1%
KapStone Paper and Packaging Corp.	1.1%
Under Armour, Inc. Class A	1.0%
GameStop Corp. Class A	0.9%
Dril-Quip, Inc.	0.9%
Hittite Microwave Corp.	0.9%
WEX, Inc.	0.9%
Financial Engines, Inc.	0.9%
WageWorks, Inc.	0.8%

10.1%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	22.8%
Consumer, Cyclical	17.2%
Industrial	14.8%
Technology	13.2%
Financial	10.5%
Communications	9.7%
Energy	6.1%
Mutual Funds	3.4%
Basic Materials	2.7%
Utilities	0.3%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Eagle Asset Management, Inc. (Eagle), which was responsible for approximately 86% of the Fund’s portfolio; and The Boston Company Asset Management, LLC (The Boston Company), which managed approximately 14% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Genesco, Inc.	2.8%
Geospace Technologies Corp.	2.1%
The Geo Group, Inc.	1.7%
Bally Technologies, Inc.	1.7%
SHFL Entertainment, Inc.	1.6%
Centene Corp.	1.6%
Theravance, Inc.	1.6%
Hexcel Corp.	1.5%
PAREXEL International Corp.	1.5%
Vitamin Shoppe, Inc.	1.5%

17.6%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	27.5%
Consumer, Cyclical	18.1%
Industrial	16.6%
Mutual Funds	16.5%
Technology	14.8%
Energy	5.9%
Communications	5.2%
Financial	4.8%
Basic Materials	4.5%
Diversified	0.1%

Total Long-Term Investments	114.0%
Short-Term Investments and Other Assets and Liabilities	(14.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/13

HSBC Holdings PLC	4.0%
Royal Dutch Shell PLC Class A	3.1%
Vodafone Group PLC	3.0%
Sanofi	2.7%
Allianz SE	2.5%
ENI SpA	2.1%
Toyota Motor Corp.	2.0%
BNP Paribas	2.0%
Bayer AG	1.9%
Hitachi Ltd.	1.9%

25.2%

MassMutual Select Diversified International Fund Sector Table (% of Net Assets) on 6/30/13

Financial	29.6%
Consumer, Non-cyclical	13.6%
Consumer, Cyclical	12.9%
Industrial	9.7%
Energy	8.6%
Communications	8.0%
Basic Materials	5.4%
Utilities	4.8%
Technology	2.6%
Diversified	2.5%
Mutual Funds	2.0%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Select Diversified International Fund Country Weightings (% of Net Assets) on 6/30/13

Japan	24.0%
United Kingdom	21.2%
France	13.7%
Germany	9.4%
Switzerland	5.4%
Netherlands	3.7%
Spain	3.2%
Italy	2.9%
Hong Kong	2.9%
Australia	2.2%
United States	2.0%
Belgium	1.5%
Sweden	1.2%
Norway	1.2%
China	1.2%
Denmark	0.8%
Republic of Korea	0.7%
Finland	0.7%
Brazil	0.7%
Russia	0.6%
Canada	0.5%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE) Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in MSCI EAFE Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

*The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 6/30/13
Financial	24.3%
Consumer, Non-cyclical	22.9%
Industrial	12.4%
Consumer, Cyclical	12.0%
Communications	7.1%
Energy	6.7%
Basic Materials	6.2%
Mutual Funds	5.2%
Utilities	3.7%
Technology	2.4%
Diversified	1.1%

Total Long-Term Investments	104.0%
Short-Term Investments and Other Assets and Liabilities	(4.0)%

Net Assets	100.0%

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 6/30/13
Nestle SA	1.8%
HSBC Holdings PLC	1.7%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.5%
Novartis AG	1.4%
Vodafone Group PLC	1.2%
BP PLC	1.2%
Sanofi	1.1%
GlaxoSmithKline PLC	1.1%
Royal Dutch Shell PLC Class A	1.1%

13.6%

MM MSCI EAFE International Index Fund Country Weightings (% of Net Assets) on 6/30/13

Japan	22.4%
United Kingdom	21.2%
Switzerland	9.1%
France	8.8%
Germany	8.5%
Australia	7.9%
United States	5.2%
Sweden	3.0%
Netherlands	3.0%
Spain	2.8%
Hong Kong	2.5%
Italy	1.9%
Singapore	1.6%
Belgium	1.1%
Denmark	1.1%
Finland	0.8%
Norway	0.6%
Israel	0.5%
Bermuda	0.4%
Luxembourg	0.3%
Ireland	0.3%
Austria	0.3%
Cayman Islands	0.2%
Channel Islands	0.2%
Portugal	0.2%
New Zealand	0.1%
Greece	0.0%
Mauritius	0.0%

Total Long-Term Investments	104.0%
Short-Term Investments and Other Assets and Liabilities	(4.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 50% of the Fund’s portfolio; Harris Associates L.P. (Harris), which oversaw approximately 27% of the Fund’s portfolio; and J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 23% of the Fund’s portfolio, as of June 30, 2013.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/13

HSBC Holdings PLC	2.6%
Bayer AG	2.5%
Nestle SA	2.1%
Honda Motor Co. Ltd.	2.0%
Danone SA	1.6%
Credit Suisse Group	1.5%
BNP Paribas	1.4%
Diageo PLC	1.4%
Linde AG	1.4%
Allianz SE	1.4%

17.9%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 6/30/13

Financial	24.7%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	15.6%
Industrial	12.3%
Basic Materials	6.9%
Technology	6.3%
Communications	4.7%
Energy	3.5%
Mutual Funds	2.6%
Diversified	1.8%
Utilities	1.5%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MassMutual Select Overseas Fund Country Weightings (% of Net Assets) on 6/30/13

United Kingdom	18.9%
Japan	15.9%
France	12.4%
Switzerland	11.1%
Germany	11.0%
Netherlands	6.4%
United States	3.0%
Italy	2.6%
Canada	2.6%
Australia	2.3%
Sweden	2.0%
Spain	1.9%
Hong Kong	1.6%
Taiwan	1.2%
Brazil	1.0%
Bermuda	1.0%
Singapore	0.9%
Israel	0.9%
India	0.7%
Ireland	0.7%
Republic of Korea	0.6%
Russia	0.4%
Belgium	0.4%
Norway	0.3%
China	0.3%
Czech Republic	0.2%
Denmark	0.2%
Finland	0.2%
Mexico	0.0%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 137.3%

CORPORATE DEBT — 28.7%
Aerospace & Defense — 1.0%
United Technologies Corp. FRN 0.545% 12/02/13	$18,200,000	$18,219,583

Agriculture — 0.6%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	11,658,800

Banks — 7.1%
Abbey National Treasury Services PLC FRN 1.856% 4/25/14	2,100,000	2,115,305
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,420,160
Australia & New Zealand Banking Group Ltd. (a) 2.400% 11/23/16	1,500,000	1,552,350
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,414,000
Banco Santander Brazil SA FRN (a) 2.373% 3/18/14	1,200,000	1,194,205
Banco Santander Chile FRN (a) 1.876% 1/19/16	1,000,000	1,000,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a) 4.125% 11/09/22	7,800,000	7,312,500
Bank of India (b) 6.250% 2/16/21	3,700,000	3,811,766
Bank of Montreal (a) 1.950% 1/30/18	300,000	306,660
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	917,460
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,021,800
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	518,750
BBVA Bancomer SA (a) 6.500% 3/10/21	2,400,000	2,520,000
BBVA US Senior SA FRN 2.399% 5/16/14	6,000,000	6,032,346
BNP Paribas SA FRN 1.179% 1/10/14	3,700,000	3,710,179
Credit Suisse New York 2.200% 1/14/14	800,000	806,927
Dexia Credit Local SA (a) 2.750% 4/29/14	42,345,000	43,055,972
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,125,000

	Principal Amount	Value
Groupe BPCE (a) 2.375% 10/04/13	$400,000	$401,760
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	806,901
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,583,021
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,290,609
ING Bank NV (a) 2.500% 1/14/16	500,000	516,350
Intesa Sanpaolo SpA FRN (a) 2.674% 2/24/14	1,800,000	1,806,613
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,327,365
Korea Development Bank 3.500% 8/22/17	900,000	918,673
Korea Development Bank 8.000% 1/23/14	1,000,000	1,038,146
LBG Capital No.2 PLC GBP (c) 9.125% 7/15/20	3,000,000	4,882,248
National Australia Bank Ltd. FRN (a) 0.998% 4/11/14	6,800,000	6,836,727
Nordea Bank AB (a) 2.125% 1/14/14	400,000	403,595
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,413,850
Sumitomo Mitsui Banking Corp. (Acquired 1/14/11, Cost $998,810) (a) (d) 1.950% 1/14/14	1,000,000	1,006,996
UBS AG FRN 1.276% 1/28/14	1,569,000	1,577,242

		130,645,476

Building Materials — 0.1%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	1,320,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	1,950,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,406,000

		7,356,000

Diversified Financial — 12.0%
Ally Financial, Inc. FRN 3.672% 6/20/14	21,600,000	21,790,944
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,748,450
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,370,125
Citigroup, Inc. FRN 1.727% 1/13/14	2,200,000	2,212,525

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.000% 9/15/14	$11,700,000	$12,158,956
Credit Agricole Home Loan FRN (a) 1.026% 7/21/14	5,400,000	5,419,192
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	96,161
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	800,000	796,586
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	17,100,000	16,945,098
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	15,600,000	15,432,607
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	25,100,000	24,649,176
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	13,100,000	12,494,919
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	19,900,000	18,930,329
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	800,000	791,768
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	483,859
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,800,000	5,266,242
Federal Home Loan Mortgage Corp. 5.000% 2/16/17	1,800,000	2,061,228
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,084,687
Federal National Mortgage Association 0.875% 8/28/17	10,000,000	9,794,340
Federal National Mortgage Association 0.875% 12/20/17	1,400,000	1,363,143
Federal National Mortgage Association 0.875% 2/08/18	700,000	680,691
Federal National Mortgage Association 0.875% 5/21/18	100,000	96,832
Federal National Mortgage Association 1.125% 4/27/17	1,300,000	1,290,546
Federal National Mortgage Association (e) 1.250% 1/30/17	11,200,000	11,328,150
Federal National Mortgage Association 5.000% 2/13/17	4,700,000	5,376,940
Federal National Mortgage Association 5.000% 5/11/17	4,800,000	5,458,912

	Principal Amount	Value
Federal National Mortgage Association 5.375% 6/12/17	$8,100,000	$9,382,612
Ford Motor Credit Co. LLC 8.700% 10/01/14	300,000	325,611
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	756,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,400,000	2,539,464
SLM Corp. 6.250% 1/25/16	100,000	106,000
SLM Corp. 8.450% 6/15/18	10,000,000	11,100,000
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,600,000
TNK-BP Finance SA (b) 7.250% 2/02/20	1,900,000	2,128,000

		220,060,093

Electric — 0.3%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	5,803,500

Holding Company – Diversified — 0.1%
Noble Group Ltd. (b) 6.625% 8/05/20	1,000,000	997,500

Insurance — 2.2%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,550,100
Cincinnati Financial Corp. 6.920% 5/15/28	22,242,000	26,713,065

		40,263,165

Iron & Steel — 0.8%
CSN Islands XI Corp. (a) 6.875% 9/21/19	2,000,000	2,020,000
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	10,000,000	10,550,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,728,000

		14,298,000

Oil & Gas — 0.5%
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	316,724
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,659,635
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,881,000
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	4,300,000	4,229,364

		9,086,723

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	$87,336	$102,836

Savings & Loans — 2.9%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 7.700% 8/07/13	14,200,000	14,245,895
LBG Capital No.1 PLC GBP (b) (c) 7.588% 5/12/20	5,415,000	8,249,119
LBG Capital No.1 PLC GBP (c) 7.867% 12/17/19	7,567,000	11,635,164
LBG Capital No.1 PLC GBP (b) (c) 7.869% 8/25/20	2,906,000	4,477,338
SSIF Nevada LP FRN (a) 0.977% 4/14/14	12,500,000	12,558,450
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	1,600,000	1,662,000

		52,827,966

Transportation — 0.7%
Asciano Finance (a) 5.000% 4/07/18	4,300,000	4,568,238
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,490,000

		12,058,238

TOTAL CORPORATE DEBT (Cost $508,885,390)		524,697,880

MUNICIPAL OBLIGATIONS — 3.0%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	7,889,301
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,862,870
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,224,384
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	116,148
New York City Municipal Water Finance Authority 5.000% 6/15/44	1,000,000	1,042,650
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,228,700
New York Liberty Development Corp. 5.000% 12/15/41	200,000	208,102
New York State Dormitory Authority 5.051% 9/15/27	600,000	656,928

	Principal Amount	Value
New York State Thruway Authority 5.000% 3/15/30	$10,100,000	$10,880,124
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,535,750
State of California BAB 5.700% 11/01/21	3,500,000	3,999,450

		54,644,407

TOTAL MUNICIPAL OBLIGATIONS (Cost $50,324,296)		54,644,407

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Commercial MBS — 4.6%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.823% 2/24/51	6,500,000	7,388,615
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	34,194,658
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.253% 2/15/41	2,800,000	3,193,955
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.353% 5/15/19	2,888,225	3,458,930
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 0.353% 5/15/19	67,958	81,386
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,818,655
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.982% 8/15/45	25,000,000	28,008,900
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.784% 10/23/16	3,131,343	4,533,898

		83,678,997

Home Equity ABS — 1.1%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.343% 5/25/36	3,102,592	2,831,287
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.048% 8/25/34	2,800,000	2,484,894

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.543% 4/25/36	$1,000,000	$922,532
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.553% 10/25/35	2,700,000	2,105,039
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.393% 10/25/33	7,109,439	6,921,552
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.123% 9/25/35	2,700,000	2,549,978
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.593% 10/25/35	1,777,311	1,618,429

		19,433,711

Other ABS — 0.5%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.524% 5/21/21	3,800,000	3,676,150
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 0.518% 6/04/24	968,307	1,205,570
RAAC Series 2007-SP1 Trust, Series 2007-SP1, Class M1 FRN 0.763% 3/25/37	4,600,000	3,891,304

		8,773,024

Student Loans ABS — 0.7%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.293% 8/15/23	13,429,277	13,506,023

WL Collateral CMO — 2.3%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (c) 1.402% 11/19/47	551,375	718,494
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 1.603% 5/16/47	1,702,920	2,252,633
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.741% 9/25/36	287,653	274,646
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 0.342% 12/20/54	1,939,067	2,454,839

	Principal Amount	Value
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.342% 12/20/54	$3,797,587	$4,807,707
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.452% 12/20/54	1,596,090	1,547,577
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.680% 9/25/35	4,355,646	4,339,548
Holmes Master Issuer PLC, Series 2011-1A, Class A3 FRN EUR (a) (c) 1.561% 10/15/54	820,479	1,074,358
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.991% 7/25/36	9,866,656	8,744,495
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.453% 1/25/36	3,845,817	3,327,358
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 3.051% 8/25/35	3,631,968	3,536,797
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.473% 12/25/35	3,117,796	2,653,905
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 FRN 0.393% 9/25/36	161,385	147,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	2,001,966	2,001,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	4,174,615	4,147,043

		42,028,069

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $153,528,276)		167,419,824

SOVEREIGN DEBT OBLIGATIONS — 2.9%
Autonomous Community of Valencia Spain EUR (c) 4.375% 7/16/15	300,000	384,247
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	420,986
Mexican Bonos MXN (c) 6.000% 6/18/15	9,900,000	787,073

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexican Bonos MXN (c) 7.750% 12/14/17	$16,100,000	$1,370,094
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,130,820
Province of Ontario Canada 1.650% 9/27/19	2,200,000	2,101,660
Province of Ontario Canada CAD (c) 2.850% 6/02/23	300,000	273,625
Province of Ontario Canada 3.000% 7/16/18	400,000	419,880
Province of Ontario Canada CAD (c) 3.150% 6/02/22	2,900,000	2,746,328
Province of Ontario Canada CAD (c) 4.000% 6/02/21	14,500,000	14,727,489
Province of Ontario Canada CAD (c) 4.200% 3/08/18	100,000	103,140
Province of Ontario Canada CAD (c) 4.200% 6/02/20	4,100,000	4,231,300
Province of Ontario Canada CAD (c) 4.300% 3/08/17	600,000	617,543
Province of Ontario Canada CAD (c) 4.400% 6/02/19	1,300,000	1,356,836
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,108,804
Province of Ontario Canada CAD (c) 4.600% 6/02/39	700,000	735,942
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	326,243
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,571,499
Province of Quebec Canada CAD (c) 3.000% 9/01/23	200,000	183,339
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,472,940
Province of Quebec Canada CAD (c) 3.500% 12/01/22	5,700,000	5,501,473
Province of Quebec Canada CAD (c) 4.250% 12/01/21	9,800,000	10,077,963
Province of Quebec Canada CAD (c) 4.500% 12/01/16	100,000	103,387
Province of Quebec Canada CAD (c) 4.500% 12/01/18	400,000	418,792
Province of Quebec Canada CAD (c) 4.500% 12/01/20	300,000	314,559
United Mexican States MXN (c) 10.000% 12/05/24	1,300,000	135,273

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $55,717,672)		53,621,235

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 53.9%
Pass-Through Securities — 53.9%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	$987,946	$1,042,708
Federal Home Loan Mortgage Corp. TBA Pool #7718 4.500% (f) 5/01/39	1,000,000	1,053,672
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,103,827
Pool #470529 2.475% 4/01/19	2,800,000	2,823,572
Pool #AM0414 2.870% 9/01/27	1,500,000	1,355,033
Pool #AB1826 3.000% 11/01/20	2,008,656	2,078,018
Pool #MA0605 3.000% 12/01/20	2,371,855	2,453,758
Pool #MA0658 3.000% 2/01/21	132,471	137,335
Pool #AL0579 3.000% 8/01/21	506,466	525,063
Pool #MA0865 3.000% 10/01/21	78,118	80,986
Pool #AK0282 3.000% 12/01/21	426,740	442,409
Pool #MA0921 3.000% 12/01/21	921,614	955,454
Pool #AB4551 3.000% 3/01/22	851,475	882,740
Pool #MA1014 3.000% 3/01/22	608,862	631,219
Pool #MA1030 3.000% 4/01/22	572,137	593,145
Pool #AB5079 3.000% 5/01/22	1,904,372	1,974,298
Pool #AB1768 3.000% 11/01/25	19,855	20,454
Pool #AH0483 3.000% 12/01/25	88,475	91,115
Pool #MA0504 3.500% 8/01/20	550,397	573,767
Pool #AD5102 3.500% 12/01/25	150,109	156,483
Pool #AE2913 3.500% 12/01/25	135,635	141,394
Pool #AH1884 3.500% 1/01/26	225,404	234,974
Pool #MA0617 3.500% 1/01/26	175,156	182,593

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB2826 3.500% 4/01/26	$268,384	$279,780
Pool #AI3430 3.500% 5/01/26	434,096	452,529
Pool #AB3006 3.500% 5/01/26	1,471,301	1,533,774
Pool #310096 3.500% 8/01/26	123,678	128,929
Pool #890396 3.500% 10/01/26	38,535	40,171
Pool #AL1693 3.500% 4/01/27	746,194	777,878
Pool #993382 4.000% 6/01/24	1,838,514	1,935,395
Pool #AD3975 4.000% 6/01/25	102,885	108,628
Pool #AD9130 4.000% 8/01/25	106,940	112,575
Pool #AI2022 4.000% 4/01/26	377,543	397,438
Pool #AE4338 4.000% 9/01/30	123,194	128,781
Pool #MA0534 4.000% 10/01/30	380,362	397,612
Pool #MA0006 4.000% 3/01/39	654,383	682,425
Pool #AA4392 4.000% 4/01/39	659,587	687,851
Pool #AA2392 4.000% 4/01/39	199,202	207,739
Pool #AA4656 4.000% 5/01/39	773,799	806,958
Pool #AA7434 4.000% 6/01/39	143,103	149,235
Pool #AC0903 4.000% 8/01/39	69,906	72,901
Pool #932541 4.000% 2/01/40	34,002	35,459
Pool #AE0113 4.000% 7/01/40	614,997	641,351
Pool #AE0216 4.000% 8/01/40	31,796	33,159
Pool #AD9902 4.000% 8/01/40	34,868	36,362
Pool #AE4290 4.000% 9/01/40	1,787,070	1,863,648
Pool #AD9362 4.000% 9/01/40	916,516	955,790
Pool #AB1502 4.000% 9/01/40	3,429,729	3,576,699
Pool #AE8094 4.000% 10/01/40	719,617	750,454

	Principal Amount	Value
Pool #AE6984 4.000% 10/01/40	$217,003	$226,302
Pool #AE6058 4.000% 10/01/40	284,014	296,185
Pool #AE5112 4.000% 10/01/40	141,613	147,681
Pool #AE1807 4.000% 10/01/40	31,784	33,146
Pool #AE6120 4.000% 10/01/40	399,884	417,020
Pool #AE9544 4.000% 11/01/40	61,720	64,365
Pool #AE4995 4.000% 11/01/40	370,119	385,979
Pool #AH0248 4.000% 11/01/40	765,945	798,767
Pool #AE9744 4.000% 12/01/40	69,350	72,322
Pool #AE8836 4.000% 12/01/40	3,534,787	3,686,258
Pool #AH2730 4.000% 12/01/40	719,320	750,144
Pool #AB2086 4.000% 1/01/41	33,545	34,982
Pool #AH8584 4.000% 2/01/41	355,867	371,117
Pool #AB2335 4.000% 2/01/41	696,948	726,813
Pool #AH8240 4.000% 3/01/41	404,193	421,513
Pool #AB2808 4.000% 4/01/41	63,608	66,334
Pool #AI0926 4.000% 4/01/41	951,980	992,774
Pool #AB3026 4.000% 5/01/41	382,757	399,158
Pool #AI7797 4.000% 7/01/41	947,736	988,348
Pool #AI7778 4.000% 7/01/41	337,448	351,908
Pool #AB3416 4.000% 8/01/41	858,544	895,334
Pool #AI9818 4.000% 9/01/41	35,809	37,343
Pool #AI5826 4.000% 9/01/41	17,956	18,726
Pool #AJ1407 4.000% 9/01/41	631,789	658,862
Pool #AB3576 4.000% 9/01/41	1,155,902	1,205,435
Pool #AO3520 4.000% 10/01/41	337,146	351,593

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AJ4052 4.000% 10/01/41	$278,066	$290,068
Pool #AJ2665 4.000% 10/01/41	35,185	36,693
Pool #AJ0029 4.000% 10/01/41	5,212,565	5,435,932
Pool #AJ5915 4.000% 11/01/41	141,008	147,094
Pool #AJ3075 4.000% 11/01/41	86,807	90,554
Pool #AI9441 4.000% 11/01/41	1,012,825	1,056,543
Pool #AJ3496 4.000% 11/01/41	183,194	191,102
Pool #AJ3797 4.000% 11/01/41	11,688,875	12,193,415
Pool #AJ5380 4.000% 11/01/41	648,758	676,761
Pool #AJ4679 4.000% 11/01/41	509,920	531,930
Pool #AB3940 4.000% 11/01/41	1,355,690	1,414,207
Pool #AJ7778 4.000% 12/01/41	12,259	12,788
Pool #AJ7689 4.000% 12/01/41	455,005	474,645
Pool #AJ6511 4.000% 12/01/41	525,429	548,108
Pool #AJ5702 4.000% 12/01/41	255,047	266,056
Pool #AJ4460 4.000% 12/01/41	843,762	880,182
Pool #AK0425 4.000% 1/01/42	603,421	629,467
Pool #AJ9771 4.000% 1/01/42	33,633	35,085
Pool #AB4528 4.000% 2/01/42	32,699	34,110
Pool #AJ9774 4.000% 2/01/42	31,630	32,995
Pool #AK6154 4.000% 3/01/42	289,560	302,150
Pool #AK7894 4.000% 4/01/42	1,161,259	1,211,747
Pool #AO3879 4.000% 6/01/42	571,973	596,841
Pool #AK4443 4.000% 6/01/42	217,219	226,662
Pool #AL3683 4.000% 10/01/42	127,115	132,562
Pool #889907 4.500% 10/01/20	182,760	193,804

	Principal Amount	Value
Pool #AA6704 4.500% 3/01/23	$128,315	$136,069
Pool #995282 4.500% 4/01/23	78,063	82,927
Pool #983629 4.500% 5/01/23	9,287	9,866
Pool #257277 4.500% 7/01/23	17,982	19,103
Pool #255217 4.500% 4/01/24	245,855	261,596
Pool #931412 4.500% 6/01/24	294,583	312,385
Pool #932561 4.500% 2/01/25	197,968	209,931
Pool #AD3832 4.500% 4/01/25	1,218,472	1,292,104
Pool #AD7877 4.500% 6/01/25	471,096	499,564
Pool #AE0791 4.500% 12/01/25	245,870	260,728
Pool #930997 4.500% 4/01/29	6,729,495	7,126,693
Pool #MA0096 4.500% 6/01/29	181,390	192,097
Pool #AB1129 4.500% 6/01/30	141,533	151,302
Pool #AD6404 4.500% 6/01/30	39,400	42,119
Pool #AE5670 4.500% 8/01/33	326,204	345,458
Pool #812104 4.500% 2/01/35	74,788	79,238
Pool #815715 4.500% 4/01/35	61,351	64,991
Pool #832199 4.500% 7/01/35	137,509	145,626
Pool #829583 4.500% 7/01/35	4,006	4,244
Pool #745044 4.500% 8/01/35	58,448	61,916
Pool #835760 4.500% 9/01/35	1,703,514	1,804,061
Pool #AA1258 4.500% 10/01/35	1,253,865	1,328,264
Pool #745147 4.500% 12/01/35	194,992	206,501
Pool #AO9200 4.500% 12/01/38	20,495	21,705
Pool #930612 4.500% 2/01/39	75,662	80,127
Pool #AA4986 4.500% 3/01/39	405,495	433,991

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA3320 4.500% 3/01/39	$461,389	$488,621
Pool #190396 4.500% 6/01/39	811,005	858,874
Pool #AA7407 4.500% 6/01/39	392,127	416,742
Pool #931636 4.500% 7/01/39	306,627	324,725
Pool #AC0380 4.500% 7/01/39	371,421	393,344
Pool #AC0391 4.500% 7/01/39	357,182	378,264
Pool #931639 4.500% 7/01/39	1,619,664	1,715,262
Pool #931778 4.500% 8/01/39	25,797	27,449
Pool #AA9845 4.500% 8/01/39	15,643	16,567
Pool #AC2749 4.500% 8/01/39	23,457	24,959
Pool #932389 4.500% 1/01/40	2,581,579	2,733,953
Pool #932391 4.500% 1/01/40	6,809,245	7,211,150
Pool #AC3913 4.500% 1/01/40	210,903	223,351
Pool #AC8568 4.500% 1/01/40	173,767	184,024
Pool #932473 4.500% 2/01/40	103,783	109,909
Pool #AC7904 4.500% 3/01/40	394,705	418,002
Pool #AD1079 4.500% 3/01/40	441,500	467,558
Pool #AD3057 4.500% 3/01/40	453,773	480,556
Pool #AD1540 4.500% 3/01/40	270,895	286,884
Pool #AD1654 4.500% 3/01/40	919,099	982,538
Pool #AD1656 4.500% 3/01/40	3,226,756	3,417,210
Pool #AD3126 4.500% 4/01/40	15,935	16,875
Pool #AD7328 4.500% 6/01/40	339,494	359,532
Pool #AB1226 4.500% 7/01/40	62,477	66,165
Pool #AD6862 4.500% 7/01/40	432,408	457,930
Pool #AD9137 4.500% 8/01/40	93,605	99,130

	Principal Amount	Value
Pool #AE2100 4.500% 8/01/40	$414,346	$438,802
Pool #AB1389 4.500% 8/01/40	46,930	49,700
Pool #AB1388 4.500% 8/01/40	10,017	10,608
Pool #AB1475 4.500% 9/01/40	521,127	551,886
Pool #AE3151 4.500% 9/01/40	185,471	196,419
Pool #AE0395 4.500% 10/01/40	2,699,120	2,858,431
Pool #AE5471 4.500% 10/01/40	1,599,027	1,693,407
Pool #AE1611 4.500% 10/01/40	2,779,436	2,943,488
Pool #AE3204 4.500% 10/01/40	351,645	372,400
Pool #AE6437 4.500% 10/01/40	563,332	596,582
Pool #AE3695 4.500% 11/01/40	88,301	93,513
Pool #AE6311 4.500% 11/01/40	217,418	230,251
Pool #AE7731 4.500% 11/01/40	680,025	720,162
Pool #AE8864 4.500% 11/01/40	578,146	612,270
Pool #AH2396 4.500% 1/01/41	65,639	69,554
Pool #AA4781 4.500% 1/01/41	267,805	283,779
Pool #AH4709 4.500% 4/01/41	124,070	131,471
Pool #AH9142 4.500% 4/01/41	117,469	124,476
Pool #AH8423 4.500% 4/01/41	97,891	103,730
Pool #AH7828 4.500% 4/01/41	591,903	627,210
Pool #AH9873 4.500% 4/01/41	975,328	1,033,505
Pool #AI1116 4.500% 4/01/41	523,374	554,592
Pool #AH7861 4.500% 5/01/41	225,667	239,128
Pool #AI0290 4.500% 5/01/41	151,720	160,864
Pool #AI2598 4.500% 5/01/41	445,211	472,046
Pool #AI1888 4.500% 5/01/41	18,165	19,260

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL0160 4.500% 5/01/41	$2,199,401	$2,329,217
Pool #AI5737 4.500% 6/01/41	65,332	69,269
Pool #AB3194 4.500% 6/01/41	353,405	374,706
Pool #MA0755 4.500% 6/01/41	140,555	149,027
Pool #AH5453 4.500% 6/01/41	233,396	247,464
Pool #AI1586 4.500% 6/01/41	529,343	561,248
Pool #AI4445 4.500% 6/01/41	62,571	66,342
Pool #AE4559 4.500% 6/01/41	46,381	49,176
Pool #AE5634 4.500% 6/01/41	14,617	15,498
Pool #AI0041 4.500% 7/01/41	306,813	325,306
Pool #AB3948 4.500% 7/01/41	670,624	711,044
Pool #AI5064 4.500% 7/01/41	289,839	307,309
Pool #AI6553 4.500% 7/01/41	147,443	156,330
Pool #AH3853 4.500% 7/01/41	455,011	482,436
Pool #AI6643 4.500% 8/01/41	558,463	592,123
Pool #AI0814 4.500% 8/01/41	665,056	705,141
Pool #MA0843 4.500% 9/01/41	2,167,376	2,298,011
Pool #AJ1677 4.500% 9/01/41	20,066	21,275
Pool #AJ3142 4.500% 10/01/41	32,406	34,359
Pool #AJ2989 4.500% 10/01/41	8,712	9,238
Pool #AJ9736 4.500% 1/01/42	1,259,002	1,334,886
Pool #MA1111 4.500% 7/01/42	27,171	28,826
Pool #MA1159 4.500% 8/01/42	685,392	727,131
Pool #256713 5.000% 5/01/27	363,747	391,639
Pool #257101 5.000% 2/01/28	94,573	101,825
Pool #257163 5.000% 4/01/28	100,236	107,922

	Principal Amount	Value
Pool #808338 5.000% 8/01/33	$77,172	$83,306
Pool #730728 5.000% 8/01/33	613,622	662,401
Pool #725231 5.000% 2/01/34	84,014	90,692
Pool #725205 5.000% 3/01/34	423,614	457,288
Pool #773682 5.000% 4/01/34	255,957	276,183
Pool #815971 5.000% 3/01/35	729,548	786,174
Pool #735288 5.000% 3/01/35	1,780,099	1,919,099
Pool #828296 5.000% 4/01/35	243,624	262,534
Pool #824421 5.000% 5/01/35	97,988	105,594
Pool #833958 5.000% 7/01/35	121,626	131,028
Pool #828547 5.000% 8/01/35	53,046	57,146
Pool #888343 5.000% 11/01/35	26,828	28,902
Pool #840960 5.000% 11/01/35	26,592	28,647
Pool #745573 5.000% 5/01/36	921,363	992,301
Pool #310083 5.000% 11/01/36	243,665	262,425
Pool #889659 5.000% 12/01/36	49,353	53,184
Pool #906369 5.000% 1/01/37	26,194	28,202
Pool #AA0974 5.000% 2/01/37	25,858	27,849
Pool #910889 5.000% 2/01/37	150,235	161,755
Pool #889479 5.000% 7/01/37	744,111	801,634
Pool #310068 5.000% 7/01/37	800,506	862,639
Pool #972116 5.000% 2/01/38	902,967	972,206
Pool #AL0527 5.000% 2/01/38	51,588	55,575
Pool #933758 5.000% 3/01/38	135,237	145,607
Pool #933737 5.000% 3/01/38	76,823	82,714
Pool #933730 5.000% 4/01/38	79,953	86,083

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #890153 5.000% 5/01/38	$134,263	$144,642
Pool #963258 5.000% 5/01/38	9,977	10,742
Pool #963640 5.000% 6/01/38	19,765	21,280
Pool #963611 5.000% 6/01/38	9,267	9,978
Pool #995077 5.000% 11/01/38	909,982	979,759
Pool #AA2525 5.000% 3/01/39	10,742	11,566
Pool #995926 5.000% 6/01/39	1,797,031	1,935,950
Pool #995841 5.000% 6/01/39	663,671	714,561
Pool #AL2629 5.000% 6/01/39	48,983	52,769
Pool #AA9701 5.000% 7/01/39	88,096	94,852
Pool #995882 5.000% 7/01/39	863,343	929,543
Pool #AD9548 5.000% 7/01/40	3,260,770	3,510,805
Pool #AD7136 5.000% 7/01/40	235,549	253,610
Pool #AD7595 5.000% 7/01/40	159,171	171,376
Pool #AE5002 5.000% 11/01/40	78,252	85,719
Pool #AB2350 5.000% 2/01/41	227,125	245,535
Pool #AH8146 5.000% 4/01/41	134,778	147,387
Pool #AH8434 5.000% 4/01/41	428,550	463,286
Pool #AL0933 5.000% 10/01/41	310,919	341,465
Pool #AJ6307 5.000% 12/01/41	176,072	190,674
Pool #AQ1351 5.000% 11/01/42	417,415	459,858
Pool #256714 5.500% 5/01/27	123,001	134,052
Pool #257325 5.500% 8/01/28	303,325	329,250
Pool #AD0836 5.500% 11/01/28	365,978	397,258
Pool #257537 5.500% 1/01/29	91,152	98,942
Pool #730155 5.500% 8/01/33	208,548	227,806

	Principal Amount	Value
Pool #735358 5.500% 2/01/35	$135,665	$147,557
Pool #850314 5.500% 1/01/36	25,233	27,453
Pool #745418 5.500% 4/01/36	66,665	72,529
Pool #AD2612 5.500% 11/01/36	73,145	79,488
Pool #889584 5.500% 1/01/37	62,788	68,154
Pool #888816 5.500% 3/01/37	2,855,678	3,106,888
Pool #256673 5.500% 4/01/37	4,945,056	5,367,704
Pool #AE0188 5.500% 8/01/37	248,878	270,149
Pool #889996 5.500% 6/01/38	4,393,887	4,769,428
Pool #984277 5.500% 6/01/38	448,340	486,659
Pool #889982 5.500% 11/01/38	5,639,778	6,121,803
Pool #AA3642 5.500% 4/01/39	39,181	43,093
Pool #AD4567 5.500% 4/01/40	31,932	34,661
Pool #357829 6.000% 6/01/35	937,516	1,028,814
Pool #896019 6.000% 8/01/36	29,544	32,199
Pool #994197 6.000% 12/01/38	31,691	34,460
Pool #AE0394 6.000% 1/01/39	29,117	31,661
Pool #AL0013 6.000% 4/01/40	1,876,488	2,040,460
Pool #AL0152 6.000% 6/01/40	882,683	959,815
Pool #AL3365 6.000% 5/01/41	6,564,807	7,138,458
Federal National Mortgage Association TBA
Pool #838 2.500% 9/01/27 (f)	61,000,000	61,352,653
Pool #3772 3.000% 11/01/26 (f)	68,000,000	69,779,689
Pool #3430 3.000% 11/01/26 (f)	77,000,000	79,237,813
Pool #515 3.000% 10/01/42 (f)	18,000,000	17,600,625
Pool #2409 3.500% 11/01/25 (f)	91,000,000	94,824,839

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #6990 4.000% 4/01/24 (f)	$10,000,000	$10,524,999
Pool #6447 4.000% 9/01/40 (f)	43,000,000	44,810,704
Pool #12994 4.000% 9/01/40 (f)	37,000,000	38,455,428
Pool #11606 4.500% 3/01/21 (f)	500,000	530,000
Pool #9730 4.500% 6/01/39 (f)	42,000,000	44,378,905
Pool #15801 4.500% 6/01/39 (f)	130,000,000	137,627,347
Pool #21695 5.000% 1/01/37 (f)	10,000,000	10,752,344
Pool #28654 5.000% 1/01/37 (f)	26,000,000	27,990,625
Pool #44117 5.500% 1/01/35 (f)	15,000,000	16,268,555
Pool #45746 5.500% 1/01/35 (f)	44,500,000	48,324,219
Government National Mortgage Association Pool #AD9094 3.000% 5/15/43	138,667	137,449
Pool #666356 3.000% 5/15/43	223,196	221,234
Pool #AE7022 3.000% 6/15/43	2,000,000	1,982,422
Pool #AE7513 3.000% 6/15/43	7,000,000	6,938,476
Pool #AE7025 3.000% 6/15/43	1,000,100	991,310
Pool #758910 3.000% 6/15/43	638,136	632,527
Pool #AA8275 3.500% 7/15/42	18,999,994	19,532,142
Pool #676882 5.000% 3/15/38	745,427	804,944
Pool #676926 5.000% 4/15/38	825,781	891,714
Pool #701354 5.000% 2/15/39	692,885	747,450
Pool #782632 5.000% 4/15/39	91,276	98,721
Pool #716783 5.000% 4/15/39	3,846,278	4,149,172
Pool #743991 5.000% 11/15/40	89,435	97,550
Pool #760376 5.000% 9/15/41	72,828	79,018
Pool #760389 5.000% 10/15/41	2,174,219	2,345,439

	Principal Amount	Value
Government National Mortgage Association TBA Pool #466 3.000% 11/01/42 (f)	$33,000,000	$32,649,375
Pool # 3143 3.500% 12/01/41 (f)	12,000,000	12,315,000

		984,401,864

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $994,509,033)		984,401,864

U.S. TREASURY OBLIGATIONS — 39.6%
U.S. Treasury Bonds & Notes — 39.6%
U.S. Treasury Inflation Index 0.125% 4/15/17	614,328	630,310
U.S. Treasury Inflation Index 0.125% 1/15/22	4,109,920	4,025,474
U.S. Treasury Inflation Index 0.125% 7/15/22	3,134,937	3,064,156
U.S. Treasury Inflation Index 0.625% 7/15/21	103,182	106,487
U.S. Treasury Inflation Index 0.750% 2/15/42	7,204,260	6,341,997
U.S. Treasury Inflation Index 1.125% 1/15/21	425,240	454,774
U.S. Treasury Inflation Index 1.250% 7/15/20	1,599,525	1,737,484
U.S. Treasury Inflation Index (g) 1.750% 1/15/28	19,648,239	22,013,710
U.S. Treasury Inflation Index 1.875% 7/15/19	435,664	491,177
U.S. Treasury Inflation Index 2.000% 1/15/26	9,373,600	10,824,315
U.S. Treasury Inflation Index 2.375% 1/15/25	4,071,342	4,849,986
U.S. Treasury Inflation Index (g) 2.375% 1/15/27	69,652,072	83,859,980
U.S. Treasury Inflation Index 2.500% 1/15/29	758,212	935,208
U.S. Treasury Note 0.250% 4/15/16	161,700,000	160,151,221
U.S. Treasury Note 0.625% 4/30/18	49,900,000	48,223,669
U.S. Treasury Note (e) (g) 0.750% 10/31/17	29,700,000	29,140,806
U.S. Treasury Note 0.750% 12/31/17	61,500,000	60,164,294
U.S. Treasury Note 0.750% 2/28/18	69,400,000	67,700,241
U.S. Treasury Note 0.750% 3/31/18	68,800,000	66,962,827

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.875% 1/31/18	$9,800,000	$9,625,590
U.S. Treasury Note (e) (g) 0.875% 7/31/19	116,800,000	111,252,911
U.S. Treasury Note 1.125% 3/31/20	2,300,000	2,191,469
U.S. Treasury Note 1.125% 4/30/20	3,500,000	3,328,527
U.S. Treasury Note 1.250% 10/31/19	9,100,000	8,826,573
U.S. Treasury Note 1.250% 2/29/20	10,200,000	9,819,413
U.S. Treasury Note 1.375% 5/31/20	2,400,000	2,316,206
U.S. Treasury Note 2.000% 2/15/22	500,000	489,016
U.S. Treasury Note 2.125% 8/15/21	2,600,000	2,589,275

		722,117,096

TOTAL U.S. TREASURY OBLIGATIONS (Cost $747,819,223)		722,117,096

TOTAL BONDS & NOTES (Cost $2,510,783,890)		2,506,902,306

TOTAL LONG-TERM INVESTMENTS (Cost $2,510,783,890)		2,506,902,306

SHORT-TERM INVESTMENTS — 1.2%
Time Deposits — 0.8%
Euro Time Deposit 0.100% 7/01/13	14,085,075	14,085,075

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill 0.010% 8/08/13	6,750,000	6,749,730
U.S. Treasury Bill 0.010% 8/15/13	550,000	549,980
U.S. Treasury Bill 0.010% 8/22/13	210,000	209,994

		7,509,704

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $21,594,779)	$21,594,779

TOTAL INVESTMENTS — 138.5% (Cost $2,532,378,669) (h)	2,528,497,085

Other Assets/(Liabilities) — (38.5)%	(703,251,070)

NET ASSETS — 100.0%	$1,825,246,015

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $246,446,474 or 13.50% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $56,906,920 or 3.12% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $1,006,996 or 0.06% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	6,050	$168,493

TOTAL PREFERRED STOCK (Cost $162,660)		168,493

TOTAL EQUITIES (Cost $162,660)		168,493

	Principal Amount
BONDS & NOTES — 99.9%

CORPORATE DEBT — 37.4%
Aerospace & Defense — 0.4%
The Boeing Co. 4.875% 2/15/20	$100,000	114,148
The Boeing Co. 6.000% 3/15/19	130,000	154,767
The Goldman Sachs Group, Inc. 2.375% 1/22/18	100,000	98,183
Raytheon Co. 3.125% 10/15/20	120,000	120,751
United Technologies Corp. 4.500% 6/01/42	100,000	98,610

		586,459

Agriculture — 0.9%
Altria Group, Inc. 2.850% 8/09/22	210,000	194,182
Altria Group, Inc. 4.750% 5/05/21	290,000	310,578
Altria Group, Inc. 9.250% 8/06/19	180,000	238,391
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	12,254
Philip Morris International, Inc. 2.500% 8/22/22	110,000	101,555
Philip Morris International, Inc. 2.900% 11/15/21	280,000	271,899
Philip Morris International, Inc. 4.500% 3/20/42	120,000	111,988
Reynolds American, Inc. 3.250% 11/01/22	90,000	83,664
Reynolds American, Inc. 6.750% 6/15/17	175,000	202,787

		1,527,298

	Principal Amount	Value
Airlines — 0.3%
Continental Airlines, Inc. (a) 6.750% 9/15/15	$20,000	$20,550
Delta Air Lines, Inc. Series 2007-1 Class A 6.821% 2/10/24	240,825	272,253
United Air Lines, Inc. 9.750% 7/15/18	149,360	171,764

		464,567

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	266,847
Ford Motor Co. 4.750% 1/15/43	260,000	228,694

		495,541

Banks — 5.0%
Bank of America Corp. 3.875% 3/22/17	70,000	73,313
Bank of America Corp. 4.500% 4/01/15	20,000	20,979
Bank of America Corp. 5.000% 5/13/21	220,000	234,578
Bank of America Corp. 5.625% 7/01/20	190,000	209,184
Bank of America Corp. 5.750% 12/01/17	30,000	33,341
Bank of America Corp. 7.625% 6/01/19	170,000	204,302
The Bank of Tokyo-Mitsubishi UFJ Ltd (a) 3.850% 1/22/15	110,000	114,976
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	140,624
BBVA US Senior SAU 3.250% 5/16/14	400,000	403,590
BBVA US Senior SAU 4.664% 10/09/15	260,000	267,832
BNP Paribas SA 2.375% 9/14/17	180,000	178,200
Commonwealth Bank of Australia 1.250% 9/18/15	300,000	301,770
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	207,740
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	78,331
Credit Agricole SA VRN (a) 8.375% 12/31/49	480,000	508,200
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	140,315
M&T Bank Corp. (a) 6.875% 12/31/49	440,000	457,878

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank AB (a) 3.700% 11/13/14	$140,000	$145,166
Nordea Bank AB (a) 4.875% 5/13/21	390,000	400,218
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	269,325
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	50,838
Royal Bank of Scotland Group PLC 4.700% 7/03/18	30,000	29,113
Royal Bank of Scotland Group PLC 5.000% 10/01/14	120,000	122,694
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	199,230
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	200,000	179,000
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	27,450
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	100,936
State Street Corp. 4.956% 3/15/18	310,000	341,541
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	208,300
UBS AG 3.875% 1/15/15	310,000	323,081
Wachovia Bank NA 6.000% 11/15/17	250,000	285,278
Wachovia Capital Trust III VRN 5.570% 12/31/49	310,000	304,187
Wachovia Corp. 5.250% 8/01/14	790,000	825,179
Wachovia Corp. 5.625% 10/15/16	330,000	370,909
Wells Fargo & Co. 1.500% 1/16/18	110,000	107,286
Wells Fargo & Co. 3.450% 2/13/23	170,000	162,356
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	181,631
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,588

		8,252,459

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	224,064
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	113,513
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	299,747
Diageo Capital PLC 4.828% 7/15/20	300,000	338,834

	Principal Amount	Value
Diageo Investment Corp. 2.875% 5/11/22	$150,000	$144,819
Heineken NV (a) 1.400% 10/01/17	80,000	77,728
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	29,444
PepsiCo, Inc. 0.700% 8/13/15	280,000	279,929
Pernod-Ricard SA (a) 2.950% 1/15/17	180,000	184,178
Pernod-Ricard SA (a) 4.450% 1/15/22	250,000	254,651

		1,946,907

Chemicals — 0.1%
Eagle Spinco, Inc. (a) 4.625% 2/15/21	40,000	38,400
Ecolab, Inc. 4.350% 12/08/21	70,000	73,900
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	55,334

		167,634

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	208,125
CONSOL Energy, Inc. 6.375% 3/01/21	160,000	159,200
Peabody Energy Corp. 6.500% 9/15/20	170,000	170,425

		537,750

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	147,488
Service Corp. International 7.625% 10/01/18	10,000	11,400

		158,888

Computers — 0.2%
Apple, Inc. 2.400% 5/03/23	420,000	389,535

Diversified Financial — 8.0%
Ally Financial, Inc. 7.500% 9/15/20	370,000	426,425
American Express Co. VRN 6.800% 9/01/66	180,000	192,150
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	260,421
Boeing Capital Corp. 4.700% 10/27/19	150,000	169,423
Citigroup, Inc. 3.500% 5/15/23	230,000	206,570
Citigroup, Inc. 3.953% 6/15/16	240,000	252,977

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. VRN 5.350% 12/31/49	$100,000	$93,750
Citigroup, Inc. 5.375% 8/09/20	150,000	165,870
Citigroup, Inc. 5.500% 10/15/14	80,000	84,143
Citigroup, Inc. VRN 5.900% 12/31/49	60,000	59,400
Citigroup, Inc. VRN 5.950% 12/31/49	110,000	109,461
Citigroup, Inc. 6.000% 8/15/17	30,000	33,803
Citigroup, Inc. 6.010% 1/15/15	290,000	309,698
Citigroup, Inc. 6.375% 8/12/14	20,000	21,106
Citigroup, Inc. 6.875% 3/05/38	660,000	800,337
Countrywide Financial Corp. 6.250% 5/15/16	360,000	392,574
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	330,725
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,226,400
Ford Motor Credit Co. LLC 8.125% 1/15/20	520,000	626,378
General Electric Capital Corp. 1.625% 7/02/15	100,000	101,169
General Electric Capital Corp. 5.875% 1/14/38	300,000	330,226
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,029,600
General Electric Capital Corp. 6.875% 1/10/39	300,000	369,720
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	50,000	49,187
General Motors Financial Co., Inc. (a) 3.250% 5/15/18	40,000	38,900
General Motors Financial Co., Inc. (a) 4.250% 5/15/23	40,000	37,250
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,014
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	80,987
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	74,893
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	97,655
The Goldman Sachs Group, Inc. 6.000% 5/01/14	50,000	52,080
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	269,670

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.250% 2/01/41	$470,000	$531,562
HSBC Finance Corp. 6.676% 1/15/21	260,000	287,443
Hyundai Capital America (a) 2.125% 10/02/17	70,000	67,675
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	734,400
John Deere Capital Corp. 1.700% 1/15/20	40,000	37,831
John Deere Capital Corp. 2.250% 4/17/19	100,000	99,876
JP Morgan Chase & Co. 1.100% 10/15/15	430,000	427,376
JP Morgan Chase & Co. 3.375% 5/01/23	270,000	251,413
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	41,670
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	648,252
JP Morgan Chase & Co. 5.125% 9/15/14	820,000	860,314
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	126,602
Morgan Stanley 4.750% 3/22/17	40,000	42,426
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500% 7/01/21	40,000	38,400
SLM Corp. 3.875% 9/10/15	260,000	262,614
SLM Corp. 5.000% 4/15/15	20,000	20,650
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	281,600

		13,063,066

Electric — 1.5%
AES Corp/VA 4.875% 5/15/23	230,000	214,475
AES Corp/VA 7.375% 7/01/21	20,000	21,950
Calpine Corp. (a) 7.500% 2/15/21	207,000	220,972
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	47,000	47,990
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	542,025
Exelon Corp. 5.625% 6/15/35	290,000	298,056
FirstEnergy Corp. 2.750% 3/15/18	70,000	68,148

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FirstEnergy Corp. 4.250% 3/15/23	$310,000	$288,026
FirstEnergy Corp. Series C 7.375% 11/15/31	370,000	390,201
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	47,499
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	147,518
Pacific Gas & Electric Co. 6.050% 3/01/34	50,000	58,296
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	64,480

		2,409,636

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	88,268

Environmental Controls — 0.1%
Waste Management, Inc. 4.600% 3/01/21	30,000	32,203
Waste Management, Inc. 7.375% 5/15/29	50,000	61,975

		94,178

Foods — 0.6%
Hawk Acquisition Sub, Inc. (a) 4.250% 10/15/20	110,000	105,187
Kraft Foods Group, Inc. 3.500% 6/06/22	210,000	207,958
Kraft Foods Group, Inc. 5.375% 2/10/20	256,000	288,762
Kraft Foods, Inc. 5.375% 2/10/20	234,000	262,467
The Kroger Co. 6.400% 8/15/17	30,000	34,622
Safeway, Inc. 4.750% 12/01/21	50,000	50,942

		949,938

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	129,116

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	175,918

Health Care – Services — 0.9%
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	52,625
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	40,000	42,000

	Principal Amount	Value
Humana, Inc. 3.150% 12/01/22	$70,000	$64,962
Roche Holdings, Inc. (a) 6.000% 3/01/19	180,000	214,917
Tenet Healthcare Corp. (a) 4.500% 4/01/21	230,000	214,475
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	132,099
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	78,597
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	129,189
WellPoint, Inc. 1.250% 9/10/15	60,000	60,100
WellPoint, Inc. 3.125% 5/15/22	50,000	47,412
WellPoint, Inc. 3.700% 8/15/21	170,000	171,409
WellPoint, Inc. 5.875% 6/15/17	20,000	22,723
WellPoint, Inc. 7.000% 2/15/19	150,000	180,085

		1,410,593

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	97,224
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	110,000	104,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 7.750% 4/15/20	40,000	43,100

		244,824

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	157,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.125% 4/15/19	200,000	211,250

		368,750

Insurance — 0.7%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	101,234
American International Group, Inc. 6.250% 3/15/37	320,000	326,800
ING US, Inc. (a) 2.900% 2/15/18	40,000	40,201
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	238,182
MetLife, Inc. 6.400% 12/15/36	200,000	204,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	$260,000	$317,523

		1,228,440

Investment Companies — 0.3%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	222,078
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	240,000	240,076
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	60,000	65,451

		527,605

Iron & Steel — 0.3%
ArcelorMittal 5.000% 2/25/17	70,000	70,875
Cliffs Natural Resources, Inc. 3.950% 1/15/18	230,000	219,744
Cliffs Natural Resources, Inc. 4.800% 10/01/20	100,000	90,140
Cliffs Natural Resources, Inc. 4.875% 4/01/21	30,000	27,189
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	42,600

		450,548

Lodging — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	70,000	73,850

Manufacturing — 0.4%
Eaton Corp. (a) 1.500% 11/02/17	110,000	106,779
Eaton Corp. (a) 2.750% 11/02/22	470,000	439,694
General Electric Co. 0.850% 10/09/15	120,000	119,886

		666,359

Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	281,475
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	233,200
Comcast Corp. 6.500% 1/15/15	735,000	798,455
CSC Holdings LLC 6.750% 11/15/21	70,000	75,425
DISH DBS Corp. 7.875% 9/01/19	170,000	190,400
News America, Inc. 6.200% 12/15/34	20,000	21,864

	Principal Amount	Value
News America, Inc. 6.650% 11/15/37	$30,000	$34,522
Time Warner Cable, Inc. 4.125% 2/15/21	50,000	49,027
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	17,576
Time Warner Cable, Inc. 5.875% 11/15/40	90,000	82,445
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	250,000
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	183,616
Time Warner Cable, Inc. 8.250% 4/01/19	240,000	288,959
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	23,572
Time Warner, Inc. 4.750% 3/29/21	200,000	215,149
Time Warner, Inc. 6.250% 3/29/41	20,000	22,068
Time Warner, Inc. 7.700% 5/01/32	10,000	12,714
United Business Media Ltd. (a) 5.750% 11/03/20	130,000	131,786
Univision Communications, Inc. (a) 5.125% 5/15/23	80,000	75,600
Univision Communications, Inc. (a) 6.750% 9/15/22	200,000	210,000

		3,197,853

Mining — 2.4%
Barrick Gold Corp. 3.850% 4/01/22	50,000	42,071
Barrick Gold Corp. (a) 4.100% 5/01/23	250,000	208,864
Barrick Gold Corp. 6.950% 4/01/19	140,000	148,506
Barrick NA Finance LLC 4.400% 5/30/21	210,000	187,753
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	39,112
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	490,857
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	29,962
FMG Resources Property Ltd. (a) 6.000% 4/01/17	160,000	155,600
FMG Resources Property Ltd. (a) 8.250% 11/01/19	20,000	20,600
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	50,000	47,554

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc. (a) 3.100% 3/15/20	$150,000	$138,647
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	270,000	245,256
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,290
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	102,820
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	258,689
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	79,004
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	60,995
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	20,000	23,666
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	110,000	142,900
Southern Copper Corp. 5.250% 11/08/42	400,000	328,232
Vale Overseas Ltd. 4.375% 1/11/22	502,000	476,817
Vale Overseas Ltd. 6.875% 11/21/36	361,000	365,508
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	194,275
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	174,561

		3,982,539

Oil & Gas — 4.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	30,000	34,499
Apache Corp. 4.750% 4/15/43	40,000	37,941
Apache Corp. 5.100% 9/01/40	330,000	332,059
Atwood Oceanics, Inc. 6.500% 2/01/20	60,000	62,250
BP Capital Markets PLC 3.125% 10/01/15	480,000	501,680
BP Capital Markets PLC 3.245% 5/06/22	80,000	77,637
BP Capital Markets PLC 3.561% 11/01/21	30,000	30,091
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	227,850
Chevron Corp. 2.427% 6/24/20	20,000	19,886
Chevron Corp. 3.191% 6/24/23	80,000	79,612
Concho Resources, Inc. 5.500% 10/01/22	40,000	39,600

	Principal Amount	Value
Concho Resources, Inc. 5.500% 4/01/23	$20,000	$19,700
Concho Resources, Inc. 6.500% 1/15/22	98,000	103,635
Conoco, Inc. 6.950% 4/15/29	155,000	197,424
Continental Resources Inc. /OK, Series A 5.000% 9/15/22	20,000	20,350
Continental Resources, Inc. (a) 4.500% 4/15/23	60,000	58,350
Denbury Resources, Inc. 4.625% 7/15/23	50,000	46,125
Devon Energy Corp. 5.600% 7/15/41	280,000	290,142
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	77,692
Hess Corp. 7.300% 8/15/31	5,000	5,993
Hess Corp. 7.875% 10/01/29	90,000	112,452
Hess Corp. 8.125% 2/15/19	180,000	225,627
Kerr-McGee Corp. 6.950% 7/01/24	300,000	358,633
Kerr-McGee Corp. 7.875% 9/15/31	260,000	324,630
Noble Energy, Inc. 8.250% 3/01/19	300,000	377,811
Occidental Petroleum Corp. 2.700% 2/15/23	130,000	119,974
Occidental Petroleum Corp. 3.125% 2/15/22	200,000	193,758
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	654,150
Petrobras International Finance Co. 3.875% 1/27/16	150,000	154,324
Petrobras International Finance Co. 5.375% 1/27/21	540,000	542,535
Petrobras International Finance Co. 5.750% 1/20/20	142,000	147,734
Petrobras International Finance Co. 6.125% 10/06/16	166,000	181,470
QEP Resources, Inc. 6.875% 3/01/21	190,000	204,725
Range Resources Corp. 5.000% 8/15/22	110,000	107,525
Range Resources Corp. 5.000% 3/15/23	80,000	78,200
Shell International Finance BV 4.375% 3/25/20	230,000	255,668
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	201,075

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 5.050% 12/15/16	$70,000	$76,120
Transocean, Inc. 6.375% 12/15/21	70,000	78,677
WPX Energy, Inc. 6.000% 1/15/22	70,000	70,700

		6,728,304

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	192,403
Cie Generale de Geophysique - Veritas 6.500% 6/01/21	230,000	232,300
Key Energy Services, Inc. 6.750% 3/01/21	190,000	182,400
Schlumberger Norge AS (a) 4.200% 1/15/21	50,000	53,398
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	54,000

		714,501

Packaging & Containers — 0.2%
Ball Corp. 4.000% 11/15/23	50,000	46,250
Ball Corp. 5.000% 3/15/22	230,000	228,850
Rock Tenn Co. 3.500% 3/01/20	80,000	78,282
Rock Tenn Co. 4.000% 3/01/23	50,000	48,177

		401,559

Pharmaceuticals — 1.2%
AbbVie, Inc. (a) 1.750% 11/06/17	310,000	303,712
AbbVie, Inc. (a) 2.900% 11/06/22	190,000	177,677
Express Scripts Holding Co. 3.500% 11/15/16	620,000	658,152
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	172,776
Pfizer, Inc. 6.200% 3/15/19	310,000	373,812
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	50,005
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	190,000	190,018
Wyeth 5.950% 4/01/37	20,000	23,466
Zoetis, Inc. (a) 3.250% 2/01/23	40,000	38,005

		1,987,623

	Principal Amount	Value
Pipelines — 1.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$140,000	$129,850
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	382,440
Energy Transfer Equity LP 7.500% 10/15/20	60,000	65,550
Enterprise Products Operating LLC 3.350% 3/15/23	410,000	394,545
Enterprise Products Operating LLC 4.850% 3/15/44	10,000	9,484
Enterprise Products Operating LLC 5.700% 2/15/42	250,000	264,742
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	22,242
Enterprise Products Operating LP 5.950% 2/01/41	40,000	43,578
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	101,891
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	225,252
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	430,000	451,457
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	20,000	18,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	78,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	32,960
Regency Energy Partners LP/Regency Energy Finance Corp. (a) 4.500% 11/01/23	30,000	27,150
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	133,760
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,632
Williams Cos., Inc. 7.750% 6/15/31	78,000	91,100
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	273,424

		2,753,157

Retail — 0.4%
CVS Caremark Corp. 2.750% 12/01/22	120,000	112,116
CVS Pass-Through Trust (a) 5.298% 1/11/27	12,129	13,218

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust 5.880% 1/10/28	$127,010	$142,021
CVS Pass-Through Trust 6.036% 12/10/28	107,273	120,999
CVS Pass-Through Trust 6.943% 1/10/30	87,336	102,836
Michaels Stores, Inc. 7.750% 11/01/18	50,000	53,500
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	61,353

		606,043

Savings & Loans — 0.3%
The Goldman Sachs Capital II FRN 4.000% 6/01/43	390,000	310,050
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	9,100
Vesey Street Investment Trust I STEP 4.404% 9/01/16	90,000	95,840

		414,990

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	35,250

Software — 0.3%
First Data Corp. (a) 6.750% 11/01/20	20,000	20,350
First Data Corp. (a) 7.375% 6/15/19	200,000	205,500
Oracle Corp. 1.200% 10/15/17	260,000	252,517

		478,367

Telecommunications — 2.3%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,329
America Movil SAB de CV 5.625% 11/15/17	160,000	180,821
AT&T Inc 2.500% 8/15/15	180,000	185,479
AT&T, Inc. 2.625% 12/01/22	140,000	128,147
AT&T, Inc. 4.450% 5/15/21	50,000	53,852
AT&T, Inc. 5.500% 2/01/18	670,000	766,317
AT&T, Inc. 6.550% 2/15/39	90,000	103,343
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	64,940
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	350,175

	Principal Amount	Value
Intelsat Jackson Holdings SA (a) 5.500% 8/01/23	$50,000	$47,000
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	189,000
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	68,250
Qwest Corp. 6.875% 9/15/33	100,000	96,750
Qwest Corp. 7.500% 10/01/14	55,000	59,200
Rogers Communications, Inc. 6.800% 8/15/18	120,000	144,874
Sprint Capital Corp. 6.875% 11/15/28	50,000	48,000
Sprint Capital Corp. 8.750% 3/15/32	240,000	264,000
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	10,310
Telefonica Emisiones SAU 5.877% 7/15/19	100,000	107,956
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	65,430
TW Telecom Holdings, Inc. 5.375% 10/01/22	60,000	59,550
Verizon Communications, Inc. 3.500% 11/01/21	60,000	60,264
Verizon Communications, Inc. 3.850% 11/01/42	10,000	8,297
Verizon Communications, Inc. 6.000% 4/01/41	140,000	157,075
Verizon Communications, Inc. 6.100% 4/15/18	220,000	257,516
Verizon Communications, Inc. 6.350% 4/01/19	100,000	118,637
Verizon Communications, Inc. 8.750% 11/01/18	45,000	58,650

		3,761,162

TOTAL CORPORATE DEBT (Cost $59,457,045)		61,469,475

MUNICIPAL OBLIGATIONS — 0.1%
Tennessee Valley Authority 5.250% 9/15/39	210,000	240,117

TOTAL MUNICIPAL OBLIGATIONS (Cost $207,652)		240,117

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	$100,000	$97,461
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	99,075
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	129,412
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	60,000	62,824
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	116,961
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	150,000	160,053

		665,786

Commercial MBS — 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	70,250
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.531% 1/15/46	60,000	64,287
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.588% 8/10/44	768,179	31,208
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.907% 8/10/44	821,179	63,972
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	73,949
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	90,000	98,256
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	140,357
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIB20, Series 2007-CB20, Class AM VRN 6.078% 2/12/51	10,000	11,193

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM VRN 5.204% 12/12/49	$40,000	$43,091
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.093% 8/12/49	10,000	11,325
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 2.081% 8/15/45	543,900	56,253
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	650,000	719,535
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	650,000	728,226
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.317% 2/15/44	948,230	41,753

		2,153,655

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.493% 12/25/45	259,459	250,754
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.593% 12/25/42	78,451	74,891
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.423% 12/15/35	105,537	71,422
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	100	101
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.633% 7/25/30	117,901	116,398
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.433% 12/25/36	1,202,525	693,042
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 FRN 0.583% 11/25/35	2,400,000	1,149,216
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	82,507	79,720

		2,435,544

Manufactured Housing ABS — 0.7%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.959% 3/18/29	200,000	177,779

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.591% 6/19/29	$75,000	$69,468
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.693% 3/13/32	200,000	182,364
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.699% 2/20/30	75,000	64,418
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.699% 2/20/32	150,000	137,585
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	427,094	444,897

		1,076,511

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 1.193% 10/25/34	237,310	226,680

Student Loans ABS — 1.6%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	400,000	356,897
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.536% 10/25/32	154,332	153,223
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.692% 7/25/42	500,000	495,342
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.446% 7/25/23	500,000	493,830
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.563% 12/15/25	300,000	297,059
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.776% 1/25/21	600,000	597,553
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.396% 1/30/23	287,136	284,656

		2,678,560

WL Collateral CMO — 4.3%
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.523% 10/25/35	184,533	131,424
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.593% 9/25/35	264,551	221,784

	Principal Amount	Value
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.543% 9/25/35	$284,296	$241,047
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.888% 10/25/35	309,847	267,232
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.842% 2/25/36	153,117	115,227
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.973% 12/25/34	29,680	22,618
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.273% 9/25/33	920,653	888,936
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 FRN 2.970% 1/25/36	262,315	243,414
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.803% 3/25/36	228,057	163,708
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	290,805	287,882
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	112,119	112,280
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,268,111	1,217,292
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.319% 3/25/46	888,189	629,898
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.453% 11/25/45	243,338	209,311
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.483% 10/25/45	187,721	162,798
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.052% 10/25/46	1,250,197	904,858
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 4.841% 11/25/36	1,430,160	1,217,684

		7,037,393

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,427,708)		$16,274,129

SOVEREIGN DEBT OBLIGATIONS — 3.3%
Mexican Bonos MXN (b) 6.500% 6/09/22	$20,267,000	1,644,032
Mexican Bonos MXN (b) 8.000% 6/11/20	19,618,000	1,727,192
Mexico Government International Bond 4.750% 3/08/44	194,000	172,660
Province of Ontario Canada 2.700% 6/16/15	660,000	686,187
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,131,107

		5,361,178

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,335,724)		5,361,178

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.1%
Collateralized Mortgage Obligations — 6.5%
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,788,774	232,453
Series 4063, Class S FRN 5.758% 6/15/42	92,577	23,345
Series 4068, Class DS FRN 5.808% 6/15/42	190,743	41,273
Series 4057, Class SA FRN 5.858% 4/15/39	375,620	71,432
Series 4097, Class ST FRN 5.858% 8/15/42	94,734	19,774
Series 2012-93, Class SM 5.907% 9/25/42	573,366	129,552
Series 4097, Class ES FRN 5.908% 8/15/42	189,480	38,103
Series 4147, Class CS FRN 5.908% 12/15/42	98,075	21,667
Series 4120, Class SV FRN 5.958% 10/15/42	193,775	41,010
Series 4116, Class AS FRN 5.958% 10/15/42	285,649	71,588
Series 4136, Class SQ FRN 5.958% 11/15/42	96,882	21,306
Series 4150, Class SP FRN 5.958% 1/15/43	195,371	38,881
Series 4199, Class CS FRN 5.958% 5/15/43	299,082	69,410

	Principal Amount	Value
Series R007, Class ZA 6.000% 5/15/36	$611,189	$668,484
Series 4199, Class SB FRN 6.008% 5/15/40	199,114	42,626
Series 4116, Class LS 6.009% 10/15/42	749,479	163,092
Series 3621, Class SB FRN 6.038% 1/15/40	186,731	23,017
Series 4203, Class PS 6.059% 9/15/42	596,586	122,480
Series 3349, Class AS FRN 6.308% 7/15/37	1,787,732	265,304
Series 4102, Class MS FRN 6.408% 9/15/42	667,451	154,501
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K024, Class X1 VRN 1.026% 9/25/22	339,232	21,519
Series K006, Class AX1 VRN 1.210% 1/25/20	617,130	33,489
Series K007, Class X1 VRN 1.394% 4/25/20	1,339,445	81,902
Series K009, Class X1 VRN 1.666% 8/25/20	765,122	57,616
Series K702, Class X1 VRN 1.716% 2/25/18	3,203,686	194,809
Series K008, Class X1 VRN 1.827% 6/25/20	1,638,878	139,851
Series K015, Class X1 VRN 1.838% 7/25/21	879,232	91,186
Series K703, Class X1 VRN 2.252% 5/25/18	1,454,221	125,357
Federal National Mortgage Association, Series 409, Class C2 3.000% 4/25/27	470,646	55,852
Series 409, Class C13 3.500% 11/25/41	277,750	34,760
Series 409, Class C18 4.000% 4/25/42	499,546	91,284
Series 409, Class C22 4.500% 11/25/39	427,669	48,999
Series 2011-59, Class NZ 5.500% 7/25/41	557,999	625,845
Series 2013-9, Class CB 5.500% 4/25/42	1,700,000	1,862,997
Series 2011-87, Class SJ FRN 5.757% 9/25/41	573,248	85,818
Series 2012-98, Class SA FRN 5.857% 5/25/39	95,154	18,155
Series 2012-111, Class JS FRN 5.907% 7/25/40	386,827	82,595

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-93, Class SG FRN 5.907% 9/25/42	$190,282	$38,547
Series 2012-124, Class SE FRN 5.957% 11/25/42	773,303	168,026
Series 2012-128, Class SQ FRN 5.957% 11/25/42	97,178	21,413
Series 2012-128, Class SL FRN 5.957% 11/25/42	97,593	25,301
Series 2012-133, Class CS FRN 5.957% 12/25/42	191,612	51,138
Series 2012-133, Class GS FRN 5.957% 12/25/42	291,265	73,745
Series 2012-134, Class SC FRN 5.957% 12/25/42	194,487	39,843
Series 2012-134, Class SK FRN 5.957% 12/25/42	97,353	19,592
Series 2013-19, Class SK FRN 5.957% 3/25/43	98,643	21,675
Series 2012-46, Class BA 6.000% 5/25/42	780,588	856,259
Series 2013-9, Class SG FRN 6.007% 3/25/39	98,638	19,770
Series 2010-142, Class SM FRN 6.337% 12/25/40	355,452	34,852
Series 2010-150, Class SN FRN 6.337% 1/25/41	310,117	36,826
Series 2012-63, Class DS FRN 6.357% 3/25/39	282,411	60,619
Series 2011-87, Class SG FRN 6.357% 4/25/40	771,391	164,501
Series 2011-96, Class SA FRN 6.357% 10/25/41	994,626	142,776
Series 2012-111, Class SB FRN 6.407% 10/25/42	193,390	42,650
Series 2012-74, Class SA FRN 6.457% 3/25/42	286,935	44,006
Series 2011-63, Class SW 6.487% 7/25/41	337,297	38,965
Series 2012-28, Class B 6.500% 6/25/39	254,708	281,112
Series 2013-9, Class BC 6.500% 7/25/42	700,000	774,916
Series 2012-51, Class B 7.000% 5/25/42	624,869	696,491
Government National Mortgage Association Series 2010-H28, Class FE 0.598% 12/20/60	331,858	329,287
Series 2011-H08, Class FG 0.678% 3/20/61	270,452	269,695
Series 2011-H09, Class AF 0.698% 3/20/61	180,955	180,614
Series 2012-66, Class CI 3.500% 2/20/38	279,215	45,323

	Principal Amount	Value
Series 2010-113, Class BS FRN 5.808% 9/20/40	$211,661	$29,077
Series 2010-121, Class SE FRN 5.808% 9/20/40	159,420	21,949
Series 2011-32, Class S 5.808% 3/16/41	39,575	5,308
Series 2011-40, Class SA 5.938% 2/16/36	555,378	66,936
Series 2010-31, Class GS 6.308% 3/20/39	112,930	16,877
Series 2010-3, Class MS 6.358% 11/20/38	395,705	52,641
Series 2010-85, Class HS 6.458% 1/20/40	271,130	44,159
Series 2011-70, Class BS 6.508% 12/16/36	159,168	24,514

		10,650,735

Pass-Through Securities — 26.6%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.954% 1/01/37	179,052	187,307
Pool #1N1637 2.272% 1/01/37	520,500	554,989
Pool #1J1368 3.148% 10/01/36	127,957	136,281
Pool #G14492 4.000% 10/01/25	1,405,676	1,471,183
Pool #U90316 4.000% 10/01/42	98,288	101,732
Pool #Q19135 4.000% 6/01/43	100,000	104,879
Pool #Q19236 4.000% 6/01/43	100,000	104,660
Pool #Q19615 4.000% 7/01/43	100,000	104,879
Pool #G06875 5.500% 12/01/38	49,565	53,321
Pool #G06669 6.500% 9/01/39	98,474	110,776
Pool #G07335 7.000% 3/01/39	277,655	321,703
Federal National Mortgage Association Pool #950385 1.431% 8/01/37	33,295	34,082
Pool #AP9633 2.500% 10/01/42	194,103	180,781
Pool #AQ7306 3.000% 1/01/43	99,185	95,140
Pool #AR1202 3.000% 1/01/43	99,049	95,010
Pool #MA1213 3.500% 10/01/42	979,538	983,823

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1372 3.500% 3/01/43	$297,273	$299,038
Pool #MA1403 3.500% 4/01/43	795,484	800,208
Pool #AJ5304 4.000% 11/01/41	627,709	654,804
Pool #AJ7689 4.000% 12/01/41	849,333	885,994
Pool #AK8441 4.000% 4/01/42	93,469	97,825
Pool #AO0895 4.000% 4/01/42	282,145	295,294
Pool #AO2711 4.000% 5/01/42	93,375	97,726
Pool #AO4143 4.000% 6/01/42	91,334	95,476
Pool #AO6086 4.000% 6/01/42	98,157	102,731
Pool #AP0692 4.000% 7/01/42	94,741	99,156
Pool #AP5333 4.000% 7/01/42	394,395	412,775
Pool #AP2530 4.000% 8/01/42	98,365	102,980
Pool #AP2958 4.000% 8/01/42	98,320	102,902
Pool #AP4903 4.000% 9/01/42	98,689	103,366
Pool #AP7399 4.000% 9/01/42	197,279	206,535
Pool #AP9229 4.000% 10/01/42	98,741	103,373
Pool #AP9766 4.000% 10/01/42	392,524	406,769
Pool #AQ3599 4.000% 11/01/42	99,022	103,667
Pool #AQ7003 4.000% 12/01/42	193,813	202,905
Pool #AQ4555 4.000% 12/01/42	192,049	200,518
Pool #AQ7082 4.000% 1/01/43	198,011	207,424
Pool #AL3508 4.000% 4/01/43	99,542	104,492
Pool #AB9383 4.000% 5/01/43	298,506	312,416
Pool #AQ4078 4.000% 6/01/43	100,000	104,973
Pool #AQ4080 4.000% 6/01/43	100,000	104,660
Pool #AT8394 4.000% 6/01/43	100,000	104,973

	Principal Amount	Value
Pool #AB9683 4.000% 6/01/43	$199,771	$208,831
Pool #AT9637 4.000% 7/01/43	300,000	313,981
Pool #AT9653 4.000% 7/01/43	200,000	209,945
Pool #AT9657 4.000% 7/01/43	200,000	209,070
Pool #MA0706 4.500% 4/01/31	123,909	132,771
Pool #MA0734 4.500% 5/01/31	370,054	396,521
Pool #MA0776 4.500% 6/01/31	124,018	133,198
Pool #MA0913 4.500% 11/01/31	82,261	88,401
Pool #MA0939 4.500% 12/01/31	86,522	92,981
Pool #993117 4.500% 1/01/39	31,097	32,932
Pool #AA0856 4.500% 1/01/39	50,101	53,058
Pool #AA2450 4.500% 2/01/39	15,601	16,522
Pool #AA3495 4.500% 2/01/39	83,549	88,480
Pool #935520 4.500% 8/01/39	156,943	166,207
Pool #AD5481 4.500% 5/01/40	2,248,585	2,381,305
Pool #AD6914 4.500% 6/01/40	245,351	259,832
Pool #AD8685 4.500% 8/01/40	430,467	455,875
Pool #974965 5.000% 4/01/38	1,144,854	1,232,641
Pool #AE2266 5.000% 3/01/40	276,186	297,364
Pool #937948 5.500% 6/01/37	41,346	44,879
Pool #995072 5.500% 8/01/38	153,972	167,324
Pool #481473 6.000% 2/01/29	221	241
Pool #867557 6.000% 2/01/36	5,238	5,717
Pool #AE0469 6.000% 12/01/39	1,119,709	1,217,552
Pool #AE0758 7.000% 2/01/39	408,532	465,661

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA
Pool #838 2.500% 9/01/27 (c)	$1,600,000	$1,609,250
Pool #515 3.000% 10/01/42 (c)	5,200,000	5,084,625
Pool #1127 3.500% 2/01/42 (c)	6,400,000	6,500,000
Pool #6447 4.000% 9/01/40 (c)	600,000	625,266
Pool #15801 4.500% 6/01/39 (c)	2,000,000	2,117,344
Government National Mortgage Association
Pool #G24746 4.500% 7/20/40	654,936	701,370
Pool #783298 4.500% 4/20/41	1,003,653	1,073,242
Pool #783368 4.500% 7/20/41	124,770	133,582
Pool #4747 5.000% 7/20/40	590,600	640,686
Pool #487588 6.000% 4/15/29	6,027	6,761
Pool #595077 6.000% 10/15/32	983	1,104
Pool #596620 6.000% 10/15/32	1,438	1,616
Pool #598000 6.000% 12/15/32	76	85
Pool #604706 6.000% 10/15/33	161,660	181,229
Pool #636251 6.000% 3/15/35	15,113	16,821
Pool #782034 6.000% 1/15/36	183,128	204,897
Pool #658029 6.000% 7/15/36	104,492	115,782
Government National Mortgage Association TBA
Pool #466 3.000% 11/01/42 (c)	600,000	593,625
Pool # 3143 3.500% 12/01/41 (c)	900,000	923,625
Pool #471 3.500% 5/01/42 (c)	2,900,000	2,977,485
Pool #3736 4.000% 8/01/40 (c)	600,000	629,578

		43,762,788

	Principal Amount	Value

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $55,750,295)		$54,413,523

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds & Notes — 16.1%
U.S. Treasury Bond 2.750% 8/15/42	$3,111,000	2,685,632
U.S. Treasury Bond 2.875% 5/15/43	3,620,000	3,203,756
U.S. Treasury Bond 3.125% 2/15/43	920,000	858,634
U.S. Treasury Inflation Index 0.625% 2/15/43	1,234,030	1,037,839
U.S. Treasury Inflation Index 0.750% 2/15/42	102,918	90,600
U.S. Treasury Inflation Index 2.125% 2/15/40	365,823	444,589
U.S. Treasury Note 0.125% 8/31/13	50,000	50,004
U.S. Treasury Note 0.625% 4/30/18	360,000	347,906
U.S. Treasury Note 0.750% 6/30/17	160,000	157,998
U.S. Treasury Note 0.750% 3/31/18	20,000	19,466
U.S. Treasury Note 1.000% 5/31/18	350,000	343,984
U.S. Treasury Note 1.125% 4/30/20	880,000	836,887
U.S. Treasury Note 1.250% 2/29/20	2,640,000	2,541,495
U.S. Treasury Note 1.375% 5/31/20	10,430,000	10,065,846
U.S. Treasury Note 1.750% 5/15/23	4,080,000	3,821,111

		26,505,747

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,737,566)		26,505,747

TOTAL BONDS & NOTES (Cost $164,915,990)		164,264,169

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
3 Month Euribor Put, Expires 12/16/13, Strike 99.625	42	7,875

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Units	Value
U.S. Treasury Note 5 Year Call, Expires 7/26/13, Strike 123.50	21	$164
U.S. Treasury Note 5 Year Put, Expires 7/26/13, Strike 120.50	21	7,875
U.S. Treasury Note 5 Year Put, Expires 7/26/13, Strike 121.50	21	16,734
USD Call EUR Put, Expires 7/10/13, Strike 1.295	34,900	-

		32,648

TOTAL PURCHASED OPTIONS (Cost $55,208)		32,648

	Number of Shares
WARRANTS — 0.0%
Energy — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (d)	258	7,456

TOTAL WARRANTS (Cost $0)		7,456

TOTAL LONG-TERM INVESTMENTS (Cost $165,133,858)		164,472,766

	Principal Amount
SHORT-TERM INVESTMENTS — 11.1%
Discount Notes — 7.0%
Federal Home Loan Bank 0.000% 8/30/13	$10,000,000	9,996,728
Federal Home Loan Mortgage Corp. 0.000% 12/09/13 (e)	20,000	19,991
Federal Home Loan Mortgage Corp. 0.000% 12/18/13 (e)	90,000	89,957
Federal Home Loan Mortgage Corp. 0.010% 12/09/13	30,000	29,986
Federal Home Loan Mortgage Corp. 0.010% 2/04/14	890,000	889,402
Federal National Mortgage Association 0.010% 2/24/14	300,000	299,740
Federal National Mortgage Association 0.010% 2/24/14 (e)	170,000	169,864

		11,495,668

	Principal Amount	Value
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (f)	$6,748,027	$6,748,027

TOTAL SHORT-TERM INVESTMENTS (Cost $18,243,695)		18,243,695

TOTAL INVESTMENTS — 111.1% (Cost $183,377,553) (g)		182,716,461

Other Assets/(Liabilities) — (11.1)%		(18,268,292)

NET ASSETS — 100.0%		$164,448,169

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $14,159,552 or 8.61% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Non-income producing security.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $6,748,033. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 5.500%, maturity dates ranging from 12/15/17 – 11/01/25, and an aggregate market value, including accrued interest, of $6,884,182.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 2.1%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,900	$448,693
Albemarle Corp.	2,100	130,809
Ashland, Inc.	1,700	141,950
E.I. du Pont de Nemours & Co.	68,120	3,576,300
Huntsman Corp.	3,800	62,928
LyondellBasell Industries NV Class A	13,500	894,510
NewMarket Corp.	300	78,768

		5,333,958

Iron & Steel — 0.1%
Nucor Corp.	3,400	147,288
Steel Dynamics, Inc.	5,000	74,550

		221,838

Mining — 0.5%
Vulcan Materials Co.	38,302	1,854,200

		7,409,996

Communications — 11.2%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	9,700	141,135
Omnicom Group, Inc.	40,937	2,573,709

		2,714,844

Internet — 2.0%
AOL, Inc.	48,403	1,765,741
Google, Inc. Class A (a)	1,902	1,674,464
Liberty Interactive Corp. Class A (a)	114,776	2,640,996
Symantec Corp.	16,300	366,261
Yahoo!, Inc. (a)	26,500	665,415

		7,112,877

Media — 4.1%
CBS Corp. Class B	39,333	1,922,204
Comcast Corp. Class A	66,235	2,773,922
DIRECTV (a)	45,588	2,809,133
Gannett Co., Inc.	5,400	132,084
Time Warner Cable, Inc.	6,500	731,120
Time Warner, Inc.	38,000	2,197,160
Viacom, Inc. Class B	59,687	4,061,700

		14,627,323

Telecommunications — 4.4%
AT&T, Inc.	64,100	2,269,140
Cisco Systems, Inc.	222,816	5,416,657
Corning, Inc.	34,600	492,358
Motorola Solutions, Inc.	47,200	2,724,856
Verizon Communications, Inc.	48,737	2,453,420

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR (United Kingdom)	83,332	$2,394,962

		15,751,393

		40,206,437

Consumer, Cyclical — 8.2%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	1,600	83,200
Delta Air Lines, Inc. (a)	15,600	291,876
Southwest Airlines Co.	16,700	215,263

		590,339

Auto Manufacturers — 1.0%
General Motors Co. (a)	109,563	3,649,543

Automotive & Parts — 0.4%
Delphi Automotive PLC	6,800	344,692
The Goodyear Tire & Rubber Co. (a)	5,800	88,682
Johnson Controls, Inc.	14,900	533,271
Lear Corp.	2,200	133,012
TRW Automotive Holdings Corp. (a)	2,800	186,032
WABCO Holdings, Inc. (a)	1,500	112,035

		1,397,724

Entertainment — 0.0%
International Game Technology	6,100	101,931

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,800	178,500

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.	4,600	153,364

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	900	36,324

Retail — 6.4%
Abercrombie & Fitch Co. Class A	1,800	81,450
Advance Auto Parts, Inc.	1,700	137,989
AutoNation, Inc. (a)	2,400	104,136
AutoZone, Inc. (a)	800	338,952
Bed Bath & Beyond, Inc. (a)	5,200	368,680
Best Buy Co., Inc.	8,000	218,640
CVS Caremark Corp.	73,381	4,195,926
Dillard’s, Inc. Class A	1,000	81,970
Family Dollar Stores, Inc.	43,419	2,705,438
GameStop Corp. Class A	2,900	121,887
The Gap, Inc.	11,000	459,030
Lowe’s Cos., Inc.	74,411	3,043,410
Macy’s, Inc.	20,900	1,003,200
Nordstrom, Inc.	4,600	275,724
Signet Jewelers Ltd.	1,900	128,117
Staples, Inc.	15,600	247,416
Target Corp.	53,212	3,664,178
Wal-Mart Stores, Inc.	75,100	5,594,199

		22,770,342

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,000	$134,490
Mattel, Inc.	7,500	339,825

		474,315

		29,352,382

Consumer, Non-cyclical — 18.3%
Agriculture — 1.5%
Altria Group, Inc.	43,600	1,525,564
Archer-Daniels-Midland Co.	15,500	525,605
Bunge Ltd.	3,400	240,618
Lorillard, Inc.	8,900	388,752
Philip Morris International, Inc.	30,950	2,680,889

		5,361,428

Beverages — 1.6%
Coca-Cola Enterprises, Inc.	63,703	2,239,797
Dr. Pepper Snapple Group, Inc.	4,800	220,464
Molson Coors Brewing Co. Class B	3,700	177,082
PepsiCo, Inc.	37,310	3,051,585

		5,688,928

Biotechnology — 0.6%
Amgen, Inc.	19,700	1,943,602

Commercial Services — 0.4%
Global Payments, Inc.	1,800	83,376
Manpower, Inc.	1,800	98,640
McKesson Corp.	11,100	1,270,950
Quanta Services, Inc. (a)	4,600	121,716

		1,574,682

Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	32,109	2,472,072

Foods — 0.8%
Campbell Soup Co.	7,000	313,530
ConAgra Foods, Inc.	8,400	293,412
General Mills, Inc.	14,500	703,685
Ingredion, Inc.	2,400	157,488
The J.M. Smucker Co.	3,300	340,395
The Kroger Co.	13,100	452,474
Safeway, Inc.	5,200	123,032
Sysco Corp.	13,200	450,912
Tyson Foods, Inc. Class A	6,500	166,920

		3,001,848

Health Care – Products — 2.9%
Baxter International, Inc.	49,037	3,396,793
Becton, Dickinson & Co.	5,100	504,033
Boston Scientific Corp. (a)	32,200	298,494
CareFusion Corp. (a)	4,600	169,510
Covidien PLC	51,769	3,253,164
Medtronic, Inc.	23,600	1,214,692
St. Jude Medical, Inc.	6,800	310,284
Stryker Corp.	8,900	575,652

	Number of Shares	Value
Varian Medical Systems, Inc. (a)	2,400	$161,880
Zimmer Holdings, Inc.	8,500	636,990

		10,521,492

Health Care – Services — 2.3%
Cigna Corp.	6,700	485,683
HCA Holdings, Inc.	43,108	1,554,474
Humana, Inc.	3,700	312,206
Laboratory Corporation of America Holdings (a)	2,200	220,220
UnitedHealth Group, Inc.	74,250	4,861,890
Universal Health Services, Inc. Class B	1,800	120,528
WellPoint, Inc.	7,000	572,880

		8,127,881

Household Products — 0.1%
Jarden Corp. (a)	2,800	122,500
Tupperware Brands Corp.	1,200	93,228

		215,728

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	50,262	2,246,209
Cardinal Health, Inc.	8,000	377,600
Eli Lilly & Co.	26,100	1,282,032
Forest Laboratories, Inc. (a)	71,166	2,917,806
Merck & Co., Inc.	161,362	7,495,265
Mylan, Inc. (a)	9,100	282,373
Pfizer, Inc.	321,798	9,013,562
Sanofi ADR (France)	58,549	3,015,859
United Therapeutics Corp. (a)	1,100	72,402

		26,703,108

		65,610,769

Energy — 12.6%
Coal — 0.3%
CONSOL Energy, Inc.	44,730	1,212,183

Oil & Gas — 11.0%
Atwood Oceanics, Inc. (a)	1,400	72,870
Chevron Corp.	98,611	11,669,626
ConocoPhillips	40,900	2,474,450
Denbury Resources, Inc. (a)	8,100	140,292
EOG Resources, Inc.	22,700	2,989,136
Exxon Mobil Corp.	144,030	13,013,110
Helmerich & Payne, Inc.	2,500	156,125
Hess Corp.	49,447	3,287,731
Marathon Oil Corp.	16,600	574,028
Marathon Petroleum Corp.	7,600	540,056
Murphy Oil Corp.	4,500	274,005
Noble Energy, Inc.	48,783	2,928,931
Patterson-UTI Energy, Inc.	2,900	56,130
Phillips 66	14,500	854,195
Tesoro Corp.	3,200	167,424

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	12,800	$445,056

		39,643,165

Oil & Gas Services — 1.3%
HollyFrontier Corp.	4,800	205,344
Schlumberger Ltd.	34,765	2,491,260
Transocean Ltd.	37,271	1,787,145

		4,483,749

		45,339,097

Financial — 24.3%
Banks — 9.2%
Bank of America Corp.	467,408	6,010,867
Bank of New York Mellon Corp.	27,200	762,960
Comerica, Inc.	4,400	175,252
Commerce Bancshares, Inc.	2,400	104,544
Cullen/Frost Bankers, Inc.	1,300	86,801
East West Bancorp, Inc.	3,300	90,750
Fifth Third Bancorp	141,435	2,552,902
Huntington Bancshares, Inc.	19,700	155,236
KeyCorp	21,600	238,464
Northern Trust Corp.	5,200	301,080
PNC Financial Services Group, Inc.	54,740	3,991,641
Regions Financial Corp.	33,200	316,396
State Street Corp.	68,383	4,459,255
SunTrust Banks, Inc.	12,700	400,939
U.S. Bancorp	95,978	3,469,605
Wells Fargo & Co.	236,580	9,763,656
Zions Bancorp	4,300	124,184

		33,004,532

Diversified Financial — 8.0%
American Express Co.	26,600	1,988,616
Ameriprise Financial, Inc.	46,574	3,766,905
CIT Group, Inc. (a)	4,700	219,161
Citigroup, Inc.	66,879	3,208,186
Discover Financial Services	69,212	3,297,260
Franklin Resources, Inc.	5,000	680,100
The Goldman Sachs Group, Inc.	10,800	1,633,500
JP Morgan Chase & Co.	210,674	11,121,480
Legg Mason, Inc.	56,066	1,738,607
Morgan Stanley	38,400	938,112
The NASDAQ OMX Group, Inc.	4,200	137,718
SLM Corp.	10,500	240,030

		28,969,675

Insurance — 6.3%
ACE Ltd.	7,300	653,204
Aflac, Inc.	10,900	633,508
Alleghany Corp. (a)	400	153,324
The Allstate Corp.	11,000	529,320
American Financial Group, Inc.	5,600	273,896
American International Group, Inc. (a)	87,671	3,918,894

	Number of Shares	Value
Arch Capital Group Ltd. (a)	3,100	$159,371
Assurant, Inc.	1,800	91,638
Axis Capital Holdings Ltd.	2,800	128,184
The Chubb Corp.	16,800	1,422,120
Cincinnati Financial Corp.	3,800	174,420
Everest Re Group Ltd.	1,200	153,912
HCC Insurance Holdings, Inc.	3,800	163,818
Lincoln National Corp.	6,300	229,761
Loews Corp.	24,300	1,078,920
MetLife, Inc.	73,989	3,385,736
PartnerRe Ltd.	1,300	117,728
Principal Financial Group, Inc.	7,000	262,150
Prudential Financial, Inc.	10,900	796,027
Reinsurance Group of America, Inc. Class A	2,200	152,042
RenaissanceRe Holdings Ltd.	3,300	286,407
Torchmark Corp.	6,400	416,896
The Travelers Cos., Inc.	49,004	3,916,400
Unum Group	106,803	3,136,804
W.R. Berkley Corp.	4,800	196,128
XL Group PLC	6,800	206,176

		22,636,784

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	88,972	2,534,812

Savings & Loans — 0.1%
First Niagara Financial Group, Inc.	8,000	80,560
People’s United Financial, Inc.	7,800	116,220

		196,780

		87,342,583

Industrial — 12.9%
Aerospace & Defense — 2.4%
General Dynamics Corp.	10,200	798,966
L-3 Communications Holdings, Inc.	2,200	188,628
Lockheed Martin Corp.	7,600	824,296
Northrop Grumman Corp.	43,907	3,635,500
Raytheon Co.	7,600	502,512
Rockwell Collins, Inc.	3,200	202,912
United Technologies Corp.	26,000	2,416,440

		8,569,254

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,900	113,332

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,900	921,726
Energizer Holdings, Inc.	1,500	150,765
Molex, Inc.	3,700	108,558

		1,181,049

Electronics — 0.2%
Agilent Technologies, Inc.	8,100	346,356
Arrow Electronics, Inc. (a)	2,500	99,625
Avnet, Inc. (a)	5,500	184,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FLIR Systems, Inc.	2,900	$78,213

		708,994

Engineering & Construction — 0.1%
Fluor Corp.	3,600	213,516
KBR, Inc.	3,500	113,750
URS Corp.	1,800	84,996

		412,262

Environmental Controls — 0.1%
Republic Services, Inc.	8,200	278,308

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,700	97,359
Snap-on, Inc.	1,400	125,132
Stanley Black & Decker, Inc.	3,900	301,470

		523,961

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	7,000	388,640

Machinery – Diversified — 0.5%
AGCO Corp.	2,300	115,437
Cummins, Inc.	4,500	488,070
Deere & Co.	8,700	706,875
Rockwell Automation, Inc.	3,300	274,362
Xylem, Inc.	4,000	107,760

		1,692,504

Manufacturing — 6.9%
3M Co.	15,600	1,705,860
Dover Corp.	33,996	2,640,129
Eaton Corp. PLC	39,825	2,620,883
General Electric Co.	436,203	10,115,548
Honeywell International, Inc.	47,416	3,761,985
Illinois Tool Works, Inc.	46,757	3,234,182
Parker Hannifin Corp.	3,600	343,440
Textron, Inc.	6,000	156,300

		24,578,327

Metal Fabricate & Hardware — 0.0%
The Timken Co.	2,300	129,444

Packaging & Containers — 0.9%
Ball Corp.	7,500	311,550
Crown Holdings, Inc. (a)	3,900	160,407
Owens-Illinois, Inc. (a)	3,900	108,381
Sealed Air Corp.	102,670	2,458,946
Sonoco Products Co.	2,700	93,339

		3,132,623

Transportation — 1.2%
CSX Corp.	23,200	538,008
FedEx Corp.	6,800	670,344
Norfolk Southern Corp.	44,615	3,241,280

		4,449,632

		46,158,330

	Number of Shares	Value
Technology — 5.2%
Computers — 1.6%
Apple, Inc.	4,586	$1,816,423
Computer Sciences Corp.	3,500	153,195
Hewlett-Packard Co.	45,200	1,120,960
International Business Machines Corp.	12,700	2,427,097
SanDisk Corp. (a)	4,200	256,620

		5,774,295

Office Equipment/Supplies — 0.1%
Xerox Corp.	28,800	261,216

Semiconductors — 0.8%
KLA-Tencor Corp.	3,900	217,347
Marvell Technology Group Ltd.	11,500	134,665
Texas Instruments, Inc.	75,331	2,626,792

		2,978,804

Software — 2.7%
Activision Blizzard, Inc.	24,100	343,666
CA, Inc.	10,600	303,478
The Dun & Bradstreet Corp.	1,100	107,195
Microsoft Corp.	156,222	5,394,345
Oracle Corp.	111,797	3,434,404

		9,583,088

		18,597,403

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	17,500	209,825
Alliant Energy Corp.	2,800	141,176
Ameren Corp.	5,100	175,644
American Electric Power Co., Inc.	10,900	488,102
Calpine Corp. (a)	82,590	1,753,386
Edison International	11,300	544,208
FirstEnergy Corp.	56,249	2,100,338
Integrys Energy Group, Inc.	1,700	99,501
MDU Resources Group, Inc.	4,400	114,004
NextEra Energy, Inc.	28,745	2,342,142
NRG Energy, Inc.	61,906	1,652,890
Pinnacle West Capital Corp.	2,500	138,675
Public Service Enterprise Group, Inc.	10,500	342,930
Westar Energy, Inc.	2,500	79,900

		10,182,721

Gas — 0.1%
Atmos Energy Corp.	2,600	106,756
Sempra Energy	4,800	392,448

		499,204

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	3,900	$160,797

		10,842,722

TOTAL COMMON STOCK (Cost $273,920,307)		350,859,719

TOTAL EQUITIES (Cost $273,920,307)		350,859,719

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	38,782	3,249,544

TOTAL MUTUAL FUNDS (Cost $3,118,794)		3,249,544

TOTAL LONG-TERM INVESTMENTS (Cost $277,039,101)		354,109,263

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	4,743,683	4,743,683

TOTAL SHORT-TERM INVESTMENTS (Cost $4,743,683)		4,743,683

TOTAL INVESTMENTS — 100.0% (Cost $281,782,784) (c)		358,852,946

Other Assets/(Liabilities) — 0.0%		109,926

NET ASSETS — 100.0%		$358,962,872

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,743,687. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,845,590.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 4.9%
Chemicals — 2.5%
The Dow Chemical Co.	388,430	$12,495,793
E.I. du Pont de Nemours & Co.	221,750	11,641,875
The Mosaic Co.	226,000	12,161,060

		36,298,728

Forest Products & Paper — 1.0%
International Paper Co.	308,060	13,650,138

Iron & Steel — 1.2%
Steel Dynamics, Inc.	649,230	9,680,019
Nucor Corp.	179,440	7,773,341

		17,453,360

Mining — 0.2%
Barrick Gold Corp.	222,840	3,507,502

		70,909,728

Communications — 8.5%
Internet — 0.3%
Symantec Corp.	227,549	5,113,026

Media — 2.9%
CBS Corp. Class B	212,460	10,382,920
Comcast Corp. Class A	430,000	18,008,400
Thomson Reuters Corp.	410,580	13,372,591

		41,763,911

Telecommunications — 5.3%
AT&T, Inc.	472,316	16,719,986
Cisco Systems, Inc.	1,902,500	46,249,775
Verizon Communications, Inc.	269,500	13,566,630

		76,536,391

		123,413,328

Consumer, Cyclical — 9.5%
Auto Manufacturers — 1.2%
General Motors Co. (a)	180,230	6,003,461
Paccar, Inc.	195,350	10,482,481

		16,485,942

Housewares — 0.9%
Newell Rubbermaid, Inc.	508,450	13,346,813

Retail — 7.4%
AutoZone, Inc. (a)	39,450	16,714,571
CVS Caremark Corp.	339,490	19,412,038
The Home Depot, Inc.	198,220	15,356,103
Kohl’s Corp.	171,130	8,643,776
Lowe’s Cos., Inc.	442,900	18,114,610
Nordstrom, Inc.	208,400	12,491,496
PVH Corp.	133,270	16,665,414

		107,398,008

		137,230,763

	Number of Shares	Value
Consumer, Non-cyclical — 17.0%
Agriculture — 0.9%
Philip Morris International, Inc.	157,780	$13,666,904

Beverages — 2.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	151,490	13,673,487
Diageo PLC Sponsored ADR (United Kingdom)	73,060	8,398,247
PepsiCo, Inc.	143,750	11,757,313

		33,829,047

Biotechnology — 1.1%
Amgen, Inc.	161,640	15,947,402

Foods — 0.5%
Kraft Foods Group, Inc.	115,336	6,443,822

Health Care – Products — 3.8%
Baxter International, Inc.	294,410	20,393,781
Covidien PLC	301,330	18,935,577
Johnson & Johnson	181,310	15,567,277

		54,896,635

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	414,330	27,130,328

Pharmaceuticals — 6.5%
Merck & Co., Inc.	810,080	37,628,216
Pfizer, Inc.	661,015	18,515,030
Roche Holding AG	82,281	20,387,946
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	286,310	11,223,352
Zoetis, Inc.	208,338	6,435,566

		94,190,110

		246,104,248

Energy — 12.7%
Oil & Gas — 11.4%
Anadarko Petroleum Corp.	176,960	15,206,173
Chevron Corp.	395,150	46,762,051
EOG Resources, Inc.	90,660	11,938,109
Exxon Mobil Corp.	320,410	28,949,043
Marathon Oil Corp.	418,190	14,461,010
Noble Corp.	189,420	7,118,404
Occidental Petroleum Corp.	217,500	19,407,525
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	156,900	10,397,763
Southwestern Energy Co. (a)	282,150	10,306,939

		164,547,017

Oil & Gas Services — 1.3%
Halliburton Co.	462,480	19,294,666

		183,841,683

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 26.1%
Banks — 7.1%
BB&T Corp.	513,000	$17,380,440
PNC Financial Services Group, Inc.	448,930	32,735,975
Wells Fargo & Co.	1,284,710	53,019,982

		103,136,397

Diversified Financial — 11.5%
Ameriprise Financial, Inc.	173,410	14,025,401
BlackRock, Inc.	88,980	22,854,513
Citigroup, Inc.	550,370	26,401,249
Credit Suisse Group Sponsored ADR (Switzerland)	267,485	7,077,653
The Goldman Sachs Group, Inc.	135,440	20,485,300
IntercontinentalExchange, Inc. (a)	100,540	17,871,990
JP Morgan Chase & Co.	1,075,656	56,783,880

		165,499,986

Insurance — 7.5%
ACE Ltd.	313,590	28,060,033
American International Group, Inc. (a)	377,160	16,859,052
The Chubb Corp.	145,530	12,319,115
Marsh & McLennan Cos., Inc.	598,910	23,908,487
Principal Financial Group, Inc.	338,748	12,686,113
Unum Group	518,430	15,226,289

		109,059,089

		377,695,472

Industrial — 10.5%
Aerospace & Defense — 2.9%
The Boeing Co.	137,720	14,108,037
Spirit AeroSystems Holdings, Inc. Class A (a)	495,300	10,639,044
United Technologies Corp.	190,010	17,659,529

		42,406,610

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	207,910	16,071,443

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	254,670	14,139,279

Manufacturing — 5.5%
3M Co.	138,210	15,113,264
Eaton Corp. PLC	319,420	21,021,030
General Electric Co.	1,182,100	27,412,899
Illinois Tool Works, Inc.	229,360	15,864,831

		79,412,024

		152,029,356

Technology — 7.2%
Computers — 1.8%
EMC Corp.	1,116,060	26,361,337

Semiconductors — 4.0%
Analog Devices, Inc.	323,080	14,557,985

	Number of Shares	Value
Intel Corp.	971,820	$23,537,481
Xilinx, Inc.	503,210	19,932,148

		58,027,614

Software — 1.4%
Microsoft Corp.	582,100	20,099,913

		104,488,864

Utilities — 3.0%
Electric — 3.0%
Edison International	244,880	11,793,421
Entergy Corp.	148,990	10,381,623
NextEra Energy, Inc.	95,900	7,813,932
Northeast Utilities	296,290	12,450,106

		42,439,082

TOTAL COMMON STOCK (Cost $1,067,653,650)		1,438,152,524

TOTAL EQUITIES (Cost $1,067,653,650)		1,438,152,524

TOTAL LONG-TERM INVESTMENTS (Cost $1,067,653,650)		1,438,152,524

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$14,805,840	14,805,840

TOTAL SHORT-TERM INVESTMENTS (Cost $14,805,840)		14,805,840

TOTAL INVESTMENTS — 100.4% (Cost $1,082,459,490) (c)		1,452,958,364

Other Assets/(Liabilities) — (0.4)%		(6,197,000)

NET ASSETS — 100.0%		$1,446,761,364

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,805,852. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $15,104,974.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.6%
Basic Materials — 3.7%
Chemicals — 1.6%
BASF SE Sponsored ADR (Germany)	27,300	$2,443,077
The Dow Chemical Co.	17,644	567,608
LyondellBasell Industries NV Class A	23,790	1,576,325
The Mosaic Co.	23,042	1,239,890
Olin Corp.	66,674	1,594,842

		7,421,742

Forest Products & Paper — 0.8%
International Paper Co.	64,831	2,872,662
MeadWestvaco Corp.	22,719	774,945

		3,647,607

Iron & Steel — 0.8%
Carpenter Technology Corp.	81,400	3,668,698

Mining — 0.5%
Alcoa, Inc.	219,300	1,714,926
Southern Copper Corp. (a)	31,123	859,617

		2,574,543

		17,312,590

Communications — 8.1%
Advertising — 0.8%
Aimia, Inc.	266,500	3,914,885

Media — 1.3%
Gannett Co., Inc.	70,362	1,721,054
Reed Elsevier NV	45,630	756,859
Time Warner, Inc.	26,447	1,529,166
Vivendi SA	115,363	2,174,104

		6,181,183

Telecommunications — 6.0%
AT&T, Inc.	169,222	5,990,459
BCE, Inc.	39,562	1,622,833
BT Group PLC	162,981	762,692
CenturyLink, Inc.	95,210	3,365,674
Cisco Systems, Inc.	179,582	4,365,638
Deutsche Telekom AG Sponsored ADR (Germany) (a)	124,053	1,446,458
Telstra Corp. Ltd.	340,019	1,480,283
Verizon Communications, Inc.	58,771	2,958,532
Vodafone Group PLC Sponsored ADR (United Kingdom)	195,087	5,606,800
West Corp.	34,395	761,505

		28,360,874

		38,456,942

	Number of Shares	Value
Consumer, Cyclical — 5.3%
Auto Manufacturers — 0.4%
Ford Motor Co.	113,675	$1,758,552

Entertainment — 0.6%
Cinemark Holdings, Inc.	19,608	547,455
National CineMedia, Inc.	69,097	1,167,048
Regal Entertainment Group Class A (a)	79,874	1,429,745

		3,144,248

Home Builders — 0.4%
Lennar Corp.	65,612	1,860,100

Lodging — 0.2%
Las Vegas Sands Corp.	17,302	915,795

Retail — 3.7%
Cash America International, Inc.	126,700	5,759,782
The Home Depot, Inc.	15,400	1,193,038
L Brands, Inc.	25,558	1,258,732
McDonald’s Corp.	40,365	3,996,135
Wal-Mart Stores, Inc.	61,600	4,588,584
Walgreen Co.	12,077	533,803

		17,330,074

		25,008,769

Consumer, Non-cyclical — 27.2%
Agriculture — 3.5%
Altria Group, Inc.	51,600	1,805,484
Lorillard, Inc.	95,471	4,170,173
Philip Morris International, Inc.	123,152	10,667,426

		16,643,083

Beverages — 0.7%
The Coca-Cola Co.	61,765	2,477,394
PepsiCo, Inc.	12,069	987,124

		3,464,518

Commercial Services — 2.7%
Donnelley (R.R.) & Sons Co. (a)	125,683	1,760,819
MasterCard, Inc. Class A	7,500	4,308,750
Paychex, Inc.	23,523	859,060
Western Union Co.	339,900	5,815,689

		12,744,318

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	56,526	1,188,742
The Procter & Gamble Co.	36,566	2,815,216

		4,003,958

Foods — 3.0%
B&G Foods, Inc.	54,777	1,865,157
ConAgra Foods, Inc.	64,000	2,235,520
Kellogg Co.	14,435	927,160
Kraft Foods Group, Inc.	67,201	3,754,520
Sysco Corp.	39,803	1,359,670

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	93,100	$2,390,808
Unilever NV NY Shares	34,394	1,352,028

		13,884,863

Health Care – Products — 1.4%
Johnson & Johnson	64,373	5,527,066
Medtronic, Inc.	24,260	1,248,662

		6,775,728

Health Care – Services — 0.3%
UnitedHealth Group, Inc.	20,271	1,327,345

Household Products — 1.5%
Reckitt Benckiser Group PLC	14,291	1,013,088
Tupperware Brands Corp.	80,700	6,269,583

		7,282,671

Pharmaceuticals — 13.2%
AbbVie, Inc.	83,042	3,432,956
Actavis, Inc. (b)	9,900	1,249,578
AstraZeneca PLC Sponsored ADR (United Kingdom) (a)	12,581	595,081
Bristol-Myers Squibb Co.	34,165	1,526,834
Eli Lilly & Co.	234,048	11,496,438
GlaxoSmithKline PLC ADR (United Kingdom)	12,598	629,522
Herbalife Ltd. (a)	154,400	6,969,616
Mead Johnson Nutrition Co.	7,800	617,994
Merck & Co., Inc.	289,854	13,463,718
Novartis AG ADR (Switzerland)	15,295	1,081,509
Pfizer, Inc.	593,203	16,615,616
Roche Holding AG Sponsored ADR (Switzerland)	41,315	2,555,953
Sanofi ADR (France)	22,464	1,157,121
Warner Chilcott PLC Class A	41,812	831,223

		62,223,159

		128,349,643

Energy — 11.2%
Oil & Gas — 9.6%
BP PLC Sponsored ADR (United Kingdom)	186,797	7,796,907
Chesapeake Energy Corp. (a)	98,100	1,999,278
Chevron Corp.	45,140	5,341,868
ConocoPhillips	37,200	2,250,600
Ensco PLC Class A	208,900	12,141,268
Exxon Mobil Corp.	53,100	4,797,585
Marathon Petroleum Corp.	7,116	505,663
Occidental Petroleum Corp.	40,886	3,648,258
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	60,800	3,879,040
Seadrill Ltd. (a)	55,976	2,280,462
Valero Energy Corp.	13,029	453,018

		45,093,947

	Number of Shares	Value
Oil & Gas Services — 0.4%
HollyFrontier Corp.	41,130	$1,759,541

Pipelines — 1.2%
Enbridge, Inc.	27,428	1,153,896
Spectra Energy Corp.	47,138	1,624,376
The Williams Cos., Inc.	93,983	3,051,628

		5,829,900

		52,683,388

Financial — 17.3%
Banks — 5.4%
Bank of America Corp.	592,136	7,614,869
Bank of Montreal	33,505	1,944,295
Fifth Third Bancorp	63,326	1,143,034
M&T Bank Corp.	26,338	2,943,272
National Australia Bank Ltd.	20,009	539,033
The Toronto-Dominion Bank	14,476	1,163,436
U.S. Bancorp	92,848	3,356,455
Wells Fargo & Co.	166,591	6,875,211

		25,579,605

Diversified Financial — 5.1%
BlackRock, Inc.	10,000	2,568,500
Citigroup, Inc.	144,400	6,926,868
JP Morgan Chase & Co.	278,043	14,677,890

		24,173,258

Insurance — 6.4%
American International Group, Inc. (b)	139,800	6,249,060
CNO Financial Group, Inc.	1,207,200	15,645,312
ING US, Inc. (b)	124,247	3,362,124
MetLife, Inc.	12,393	679,012
PartnerRe Ltd.	8,767	793,940
XL Group PLC	116,566	3,534,281

		30,263,729

Investment Companies — 0.2%
New Mountain Finance Corp. (a)	66,998	948,692

Real Estate Investment Trusts (REITS) — 0.2%
OMEGA Healthcare Investors, Inc.	23,481	728,380

		81,693,664

Industrial — 8.8%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	21,565	2,338,940
Northrop Grumman Corp.	59,200	4,901,760

		7,240,700

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	10,137	552,872

Electronics — 0.5%
TE Connectivity Ltd.	53,200	2,422,728

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.9%
Fluor Corp.	33,400	$1,980,954
KBR, Inc.	69,700	2,265,250

		4,246,204

Environmental Controls — 0.3%
Waste Management, Inc.	31,136	1,255,715

Machinery – Diversified — 0.2%
Flowserve Corp.	20,400	1,101,804

Manufacturing — 3.9%
Eaton Corp. PLC	68,860	4,531,677
General Electric Co.	328,218	7,611,375
Honeywell International, Inc.	27,634	2,192,482
Illinois Tool Works, Inc.	20,042	1,386,305
Leggett & Platt, Inc.	63,535	1,975,303
Siemens AG Sponsored ADR (Germany) (a)	6,159	623,968

		18,321,110

Packaging & Containers — 0.8%
Packaging Corporation of America	71,751	3,512,929

Transportation — 0.4%
FedEx Corp.	15,400	1,518,132
Ship Finance International Ltd. (a)	29,277	434,471

		1,952,603

Trucking & Leasing — 0.2%
Fly Leasing Ltd. ADR (Bermuda)	48,417	815,826

		41,422,491

Technology — 8.5%
Computers — 1.8%
Hewlett-Packard Co.	337,400	8,367,520

Semiconductors — 1.4%
Analog Devices, Inc.	33,537	1,511,177
Intel Corp.	112,144	2,716,128
Maxim Integrated Products, Inc.	24,031	667,581
Microchip Technology, Inc.	18,477	688,268
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	45,025	824,858

		6,408,012

Software — 5.3%
CA, Inc.	414,500	11,867,135
Microsoft Corp.	349,243	12,059,361
Oracle Corp.	39,800	1,222,656

		25,149,152

		39,924,684

Utilities — 6.5%
Electric — 5.8%
Ameren Corp.	32,831	1,130,700
American Electric Power Co., Inc.	44,265	1,982,187
Dominion Resources, Inc.	24,527	1,393,624

	Number of Shares	Value
Duke Energy Corp.	32,049	$2,163,307
Entergy Corp.	63,500	4,424,680
Exelon Corp.	228,100	7,043,728
National Grid PLC	65,469	740,551
NextEra Energy, Inc.	44,300	3,609,564
PG&E Corp.	29,086	1,330,103
PPL Corp.	40,389	1,222,171
Public Service Enterprise Group, Inc.	23,147	755,981
SCANA Corp.	9,040	443,864
TECO Energy, Inc.	61,125	1,050,739

		27,291,199

Gas — 0.3%
Sempra Energy	19,139	1,564,805

Pipelines — 0.4%
Kinder Morgan, Inc.	43,852	1,672,954

		30,528,958

TOTAL COMMON STOCK (Cost $406,322,856)		455,381,129

PREFERRED STOCK — 0.2%
Basic Materials — 0.1%
Iron & Steel — 0.1%
ArcelorMittal 6.000%	26,551	497,831

Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
General Motors Co. 4.750% (a)	8,123	391,204

TOTAL PREFERRED STOCK (Cost $975,779)		889,035

TOTAL EQUITIES (Cost $407,298,635)		456,270,164

MUTUAL FUNDS — 3.3%
Diversified Financial — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)	15,535,397	15,535,397

TOTAL MUTUAL FUNDS (Cost $15,535,397)		15,535,397

STRUCTURED NOTES — 0.8%
Financial — 0.8%
Diversified Financial — 0.8%
The Goldman Sachs Group, Inc. Equity Linked Note (d)	233,420	2,956,031

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley Equity Linked Note (b) (d)	13,784	$812,704

		3,768,735

TOTAL STRUCTURED NOTES (Cost $3,518,345)		3,768,735

TOTAL LONG-TERM INVESTMENTS (Cost $426,352,377)		475,574,296

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$10,384,688	10,384,688

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	89,314	89,314

TOTAL SHORT-TERM INVESTMENTS (Cost $10,474,002)		10,474,002

TOTAL INVESTMENTS — 103.1% (Cost $436,826,379) (f)		486,048,298

Other Assets/(Liabilities) — (3.1)%		(14,699,880)

NET ASSETS — 100.0%		$471,348,418

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $15,134,223. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $3,768,735 or 0.80% of net assets.
(e)	Maturity value of $10,384,697. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/01/25 – 12/01/26, and an aggregate market value, including accrued interest, of $10,595,134.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 3.1%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	39,499	$3,616,923
Airgas, Inc.	12,513	1,194,491
CF Industries Holdings, Inc.	11,202	1,921,143
The Dow Chemical Co.	228,037	7,335,950
E.I. du Pont de Nemours & Co.	173,215	9,093,788
Eastman Chemical Co.	29,252	2,047,933
Ecolab, Inc.	49,802	4,242,632
FMC Corp.	25,035	1,528,637
International Flavors & Fragrances, Inc.	15,543	1,168,212
LyondellBasell Industries NV Class A	71,215	4,718,706
Monsanto Co.	100,511	9,930,487
The Mosaic Co.	51,753	2,784,829
PPG Industries, Inc.	26,673	3,905,194
Praxair, Inc.	55,539	6,395,871
The Sherwin-Williams Co.	15,924	2,812,178
Sigma-Aldrich Corp.	22,383	1,798,698

		64,495,672

Forest Products & Paper — 0.2%
International Paper Co.	84,050	3,724,256
MeadWestvaco Corp.	33,336	1,137,091

		4,861,347

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	21,271	559,640
Cliffs Natural Resources, Inc.	29,004	471,315
Nucor Corp.	58,933	2,552,977
United States Steel Corp.	28,475	499,167

		4,083,099

Mining — 0.4%
Alcoa, Inc.	197,979	1,548,196
Freeport-McMoRan Copper & Gold, Inc.	194,519	5,370,670
Newmont Mining Corp.	92,533	2,771,363
Vulcan Materials Co.	24,345	1,178,541

		10,868,770

		84,308,888

Communications — 12.1%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	78,734	1,145,580
Omnicom Group, Inc.	48,260	3,034,106

		4,179,686

	Number of Shares	Value
Internet — 3.6%
Akamai Technologies, Inc. (a)	33,935	$1,443,934
Amazon.com, Inc. (a)	68,491	19,019,266
eBay, Inc. (a)	220,056	11,381,296
Expedia, Inc.	17,932	1,078,610
F5 Networks, Inc. (a)	14,993	1,031,518
Google, Inc. Class A (a)	50,463	44,426,111
Netflix, Inc. (a)	10,385	2,192,170
Priceline.com, Inc. (a)	9,620	7,956,991
Symantec Corp.	131,719	2,959,726
TripAdvisor, Inc. (a)	21,002	1,278,392
VeriSign, Inc. (a)	28,500	1,272,810
Yahoo!, Inc. (a)	178,749	4,488,387

		98,529,211

Media — 3.6%
Cablevision Systems Corp. Class A	42,031	706,961
CBS Corp. Class B	107,344	5,245,901
Comcast Corp. Class A	494,446	20,707,398
DIRECTV (a)	105,032	6,472,072
Discovery Communications, Inc. Series A (a)	45,785	3,535,060
Gannett Co., Inc.	44,333	1,084,385
The McGraw Hill Financial, Inc.	51,559	2,742,423
News Corp. (a)	374,658	12,213,851
Scripps Networks Interactive Class A	15,454	1,031,709
Time Warner Cable, Inc.	54,670	6,149,282
Time Warner, Inc.	175,107	10,124,687
Viacom, Inc. Class B	83,899	5,709,327
The Walt Disney Co.	338,257	21,360,929
The Washington Post Co. Class B	806	389,919

		97,473,904

Telecommunications — 4.8%
AT&T, Inc.	1,010,895	35,785,683
CenturyLink, Inc.	114,514	4,048,070
Cisco Systems, Inc.	1,004,068	24,408,893
Corning, Inc.	275,518	3,920,621
Crown Castle International Corp. (a)	54,883	3,972,980
Frontier Communications Corp.	187,404	758,986
Harris Corp.	19,812	975,741
JDS Uniphase Corp. (a)	44,391	638,343
Juniper Networks, Inc. (a)	93,628	1,807,957
Motorola Solutions, Inc.	51,671	2,982,967
QUALCOMM, Inc.	324,609	19,827,118
Sprint Nextel Corp. (a)	564,201	3,960,691
Verizon Communications, Inc.	537,668	27,066,207
Windstream Corp.	112,486	867,267

		131,021,524

		331,204,325

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.4%
Airlines — 0.1%
Southwest Airlines Co.	135,966	$1,752,602

Apparel — 0.5%
Nike, Inc. Class B	136,066	8,664,683
Ralph Lauren Corp.	11,536	2,004,265
VF Corp.	16,441	3,174,099

		13,843,047

Auto Manufacturers — 0.7%
Ford Motor Co.	739,855	11,445,557
General Motors Co. (a)	145,782	4,855,998
Paccar, Inc.	66,309	3,558,141

		19,859,696

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	21,932	1,889,442
Delphi Automotive PLC	54,051	2,739,845
The Goodyear Tire & Rubber Co. (a)	46,916	717,346
Johnson Controls, Inc.	127,902	4,577,612

		9,924,245

Distribution & Wholesale — 0.3%
Fastenal Co.	50,083	2,296,306
Fossil Group, Inc. (a)	9,774	1,009,752
Genuine Parts Co.	29,013	2,265,045
W.W. Grainger, Inc.	11,168	2,816,346

		8,387,449

Entertainment — 0.0%
International Game Technology	51,105	853,965

Home Builders — 0.1%
D.R. Horton, Inc.	53,725	1,143,268
Lennar Corp. Class A	30,738	1,107,797
PulteGroup, Inc. (a)	63,703	1,208,446

		3,459,511

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,569	681,240
Whirlpool Corp.	14,932	1,707,623

		2,388,863

Housewares — 0.1%
Newell Rubbermaid, Inc.	53,939	1,415,899

Leisure Time — 0.2%
Carnival Corp.	83,118	2,850,116
Harley-Davidson, Inc.	41,887	2,296,246

		5,146,362

Lodging — 0.3%
Marriott International, Inc. Class A	44,113	1,780,842
Starwood Hotels & Resorts Worldwide, Inc.	36,257	2,291,080

	Number of Shares	Value
Wyndham Worldwide Corp.	26,044	$1,490,498
Wynn Resorts Ltd.	14,895	1,906,560

		7,468,980

Retail — 6.5%
Abercrombie & Fitch Co. Class A	15,065	681,691
AutoNation, Inc. (a)	7,313	317,311
AutoZone, Inc. (a)	6,753	2,861,178
Bed Bath & Beyond, Inc. (a)	41,092	2,913,423
Best Buy Co., Inc.	49,394	1,349,938
CarMax, Inc. (a)	42,685	1,970,340
Chipotle Mexican Grill, Inc. (a)	5,830	2,124,160
Coach, Inc.	52,666	3,006,702
Costco Wholesale Corp.	82,323	9,102,454
CVS Caremark Corp.	230,704	13,191,655
Darden Restaurants, Inc.	24,935	1,258,719
Dollar General Corp. (a)	56,309	2,839,663
Dollar Tree, Inc. (a)	42,583	2,164,920
Family Dollar Stores, Inc.	17,342	1,080,580
GameStop Corp. Class A	22,386	940,883
The Gap, Inc.	55,212	2,303,997
The Home Depot, Inc.	274,366	21,255,134
J.C. Penney Co., Inc. (a)	26,864	458,837
Kohl’s Corp.	38,024	1,920,592
L Brands, Inc.	44,487	2,190,985
Lowe’s Cos., Inc.	201,524	8,242,332
Macy’s, Inc.	72,297	3,470,256
McDonald’s Corp.	188,567	18,668,133
Nordstrom, Inc.	28,109	1,684,853
O’Reilly Automotive, Inc. (a)	20,916	2,355,560
PetSmart, Inc.	19,605	1,313,339
PVH Corp.	15,460	1,933,273
Ross Stores, Inc.	41,395	2,682,810
Staples, Inc.	125,456	1,989,732
Starbucks Corp.	140,365	9,192,504
Target Corp.	120,522	8,299,145
Tiffany & Co.	22,765	1,658,203
The TJX Cos., Inc.	135,043	6,760,252
Urban Outfitters, Inc. (a)	20,537	825,998
Wal-Mart Stores, Inc.	307,574	22,911,187
Walgreen Co.	162,695	7,191,119
Yum! Brands, Inc.	84,440	5,855,070

		178,966,928

Textiles — 0.0%
Cintas Corp.	18,767	854,649

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,165	948,827
Mattel, Inc.	65,429	2,964,588

		3,913,415

		258,235,611

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.4%
Agriculture — 1.8%
Altria Group, Inc.	378,460	$13,242,315
Archer-Daniels-Midland Co.	123,476	4,187,071
Lorillard, Inc.	70,985	3,100,625
Philip Morris International, Inc.	307,123	26,602,994
Reynolds American, Inc.	59,383	2,872,356

		50,005,361

Beverages — 2.3%
Brown-Forman Corp. Class B	28,835	1,947,804
The Coca-Cola Co.	718,415	28,815,625
Coca-Cola Enterprises, Inc.	48,242	1,696,189
Constellation Brands, Inc. Class A (a)	28,406	1,480,521
Dr. Pepper Snapple Group, Inc.	37,600	1,726,968
Molson Coors Brewing Co. Class B	29,656	1,419,336
Monster Beverage Corp. (a)	26,570	1,614,659
PepsiCo, Inc.	290,600	23,768,174

		62,469,276

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	36,619	3,377,737
Amgen, Inc.	141,017	13,912,737
Biogen Idec, Inc. (a)	44,712	9,622,022
Celgene Corp. (a)	78,479	9,174,980
Life Technologies Corp. (a)	32,197	2,382,900
Regeneron Pharmaceuticals, Inc. (a)	14,281	3,211,511

		41,681,887

Commercial Services — 2.0%
The ADT Corp.	41,325	1,646,801
Automatic Data Processing, Inc.	91,079	6,271,700
Equifax, Inc.	23,065	1,359,220
H&R Block, Inc.	51,419	1,426,877
Iron Mountain, Inc.	31,455	837,018
MasterCard, Inc. Class A	19,640	11,283,180
McKesson Corp.	42,547	4,871,632
Moody’s Corp.	35,954	2,190,677
Paychex, Inc.	61,764	2,255,621
Quanta Services, Inc. (a)	40,522	1,072,212
Robert Half International, Inc.	26,108	867,569
Total System Services, Inc.	28,781	704,559
Visa, Inc. Class A	95,198	17,397,435
Western Union Co.	103,949	1,778,567

		53,963,068

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	82,774	1,740,737
Colgate-Palmolive Co.	164,640	9,432,226
The Estee Lauder Cos., Inc. Class A	44,829	2,948,403
The Procter & Gamble Co.	514,732	39,629,217

		53,750,583

Foods — 1.8%
Campbell Soup Co.	32,667	1,463,155

	Number of Shares	Value
ConAgra Foods, Inc.	78,627	$2,746,441
General Mills, Inc.	121,197	5,881,690
The Hershey Co.	27,939	2,494,394
Hormel Foods Corp.	24,731	954,122
The J.M. Smucker Co.	20,179	2,081,464
Kellogg Co.	47,932	3,078,672
Kraft Foods Group, Inc.	111,124	6,208,498
The Kroger Co.	97,225	3,358,152
McCormick & Co., Inc.	25,212	1,773,916
Mondelez International, Inc. Class A	335,770	9,579,518
Safeway, Inc.	44,371	1,049,818
Sysco Corp.	111,892	3,822,231
Tyson Foods, Inc. Class A	54,675	1,404,054
Whole Foods Market, Inc.	64,318	3,311,091

		49,207,216

Health Care – Products — 3.3%
Baxter International, Inc.	102,409	7,093,871
Becton, Dickinson & Co.	36,356	3,593,064
Boston Scientific Corp. (a)	255,357	2,367,159
C.R. Bard, Inc.	14,138	1,536,518
CareFusion Corp. (a)	40,856	1,505,544
Covidien PLC	88,517	5,562,408
Edwards Lifesciences Corp. (a)	21,530	1,446,816
Intuitive Surgical, Inc. (a)	7,559	3,829,238
Johnson & Johnson	527,257	45,270,286
Medtronic, Inc.	189,652	9,761,389
St. Jude Medical, Inc.	53,944	2,461,465
Stryker Corp.	54,029	3,494,596
Varian Medical Systems, Inc. (a)	20,162	1,359,927
Zimmer Holdings, Inc.	31,243	2,341,350

		91,623,631

Health Care – Services — 1.5%
Aetna, Inc.	71,000	4,511,340
Cigna Corp.	53,687	3,891,771
DaVita HealthCare Partners, Inc. (a)	15,644	1,889,795
Humana, Inc.	29,535	2,492,163
Laboratory Corporation of America Holdings (a)	17,711	1,772,871
Quest Diagnostics, Inc.	29,101	1,764,394
Tenet Healthcare Corp. (a)	18,773	865,435
Thermo Fisher Scientific, Inc.	67,173	5,684,851
UnitedHealth Group, Inc.	192,090	12,578,053
WellPoint, Inc.	56,021	4,584,759

		40,035,432

Household Products — 0.4%
Avery Dennison Corp.	19,057	814,877
Beam, Inc.	30,698	1,937,351
The Clorox Co.	24,950	2,074,343
Kimberly-Clark Corp.	72,603	7,052,656

		11,879,227

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.8%
Abbott Laboratories	292,297	$10,195,319
AbbVie, Inc.	297,897	12,315,062
Actavis, Inc. (a)	23,776	3,001,007
Allergan, Inc.	55,697	4,691,915
AmerisourceBergen Corp.	43,527	2,430,113
Bristol-Myers Squibb Co.	308,589	13,790,843
Cardinal Health, Inc.	64,712	3,054,406
DENTSPLY International, Inc.	27,543	1,128,161
Eli Lilly & Co.	185,467	9,110,139
Express Scripts Holding Co. (a)	153,435	9,465,405
Forest Laboratories, Inc. (a)	44,688	1,832,208
Gilead Sciences, Inc. (a)	286,837	14,688,923
Hospira, Inc. (a)	31,759	1,216,687
Mead Johnson Nutrition Co.	37,913	3,003,847
Merck & Co., Inc.	567,878	26,377,933
Mylan, Inc. (a)	71,591	2,221,469
Patterson Cos., Inc.	16,197	609,007
Perrigo Co.	16,803	2,033,163
Pfizer, Inc.	1,249,408	34,995,918
Zoetis, Inc.	96,603	2,984,082

		159,145,607

		613,761,288

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	55,796	1,462,971

Energy — 10.2%
Coal — 0.1%
CONSOL Energy, Inc.	44,094	1,194,947
Peabody Energy Corp.	50,659	741,648

		1,936,595

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	12,584	562,882

Oil & Gas — 8.3%
Anadarko Petroleum Corp.	94,670	8,134,993
Apache Corp.	73,362	6,149,937
Cabot Oil & Gas Corp.	39,106	2,777,308
Chesapeake Energy Corp.	95,749	1,951,365
Chevron Corp.	364,525	43,137,889
ConocoPhillips	230,026	13,916,573
Denbury Resources, Inc. (a)	71,495	1,238,293
Devon Energy Corp.	70,692	3,667,501
Diamond Offshore Drilling, Inc.	13,481	927,358
Ensco PLC Class A	43,209	2,511,307
EOG Resources, Inc.	50,958	6,710,149
EQT Corp.	28,665	2,275,141
Exxon Mobil Corp.	835,576	75,494,292
Helmerich & Payne, Inc.	19,583	1,222,958
Hess Corp.	55,642	3,699,637
Marathon Oil Corp.	132,607	4,585,550
Marathon Petroleum Corp.	61,152	4,345,461

	Number of Shares	Value
Murphy Oil Corp.	33,713	$2,052,785
Nabors Industries Ltd.	56,893	871,032
Newfield Exploration Co. (a)	25,440	607,762
Noble Corp.	47,477	1,784,186
Noble Energy, Inc.	67,194	4,034,328
Occidental Petroleum Corp.	151,755	13,541,099
Phillips 66	116,485	6,862,131
Pioneer Natural Resources Co.	25,792	3,733,392
QEP Resources, Inc.	34,491	958,160
Range Resources Corp.	30,167	2,332,512
Rowan Cos. PLC Class A (a)	23,763	809,605
Southwestern Energy Co. (a)	66,662	2,435,163
Tesoro Corp.	25,488	1,333,532
Valero Energy Corp.	101,581	3,531,971
WPX Energy, Inc. (a)	35,759	677,275

		228,310,645

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	82,494	3,805,448
Cameron International Corp. (a)	47,074	2,879,046
FMC Technologies, Inc. (a)	44,469	2,476,034
Halliburton Co.	174,682	7,287,733
National Oilwell Varco, Inc.	79,942	5,508,004
Schlumberger Ltd.	250,526	17,952,693

		39,908,958

Pipelines — 0.4%
ONEOK, Inc.	38,105	1,574,118
Spectra Energy Corp.	124,808	4,300,884
The Williams Cos., Inc.	127,635	4,144,308

		10,019,310

		280,738,390

Financial — 16.1%
Banks — 4.6%
Bank of America Corp.	2,027,763	26,077,032
Bank of New York Mellon Corp.	218,400	6,126,120
BB&T Corp.	131,497	4,455,118
Capital One Financial Corp.	109,131	6,854,518
Comerica, Inc.	35,121	1,398,869
Fifth Third Bancorp	164,490	2,969,045
Huntington Bancshares, Inc.	156,896	1,236,341
KeyCorp	171,154	1,889,540
M&T Bank Corp.	22,920	2,561,310
Northern Trust Corp.	40,406	2,339,507
PNC Financial Services Group, Inc.	99,211	7,234,466
Regions Financial Corp.	261,950	2,496,384
State Street Corp.	85,709	5,589,084
SunTrust Banks, Inc.	100,828	3,183,140
U.S. Bancorp	347,286	12,554,389
Wells Fargo & Co.	926,060	38,218,496
Zions Bancorp	34,468	995,436

		126,178,795

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 5.0%
American Express Co.	179,168	$13,394,600
Ameriprise Financial, Inc.	37,884	3,064,058
BlackRock, Inc.	23,638	6,071,420
The Charles Schwab Corp.	208,508	4,426,625
Citigroup, Inc.	571,717	27,425,264
CME Group, Inc.	57,300	4,353,654
Discover Financial Services	92,705	4,416,466
E*TRADE Financial Corp. (a)	52,041	658,839
Franklin Resources, Inc.	25,847	3,515,709
The Goldman Sachs Group, Inc.	81,095	12,265,619
IntercontinentalExchange, Inc. (a)	13,509	2,401,360
Invesco Ltd.	82,816	2,633,549
JP Morgan Chase & Co.	710,183	37,490,561
Legg Mason, Inc.	21,262	659,335
Morgan Stanley	257,471	6,290,016
The NASDAQ OMX Group, Inc.	21,833	715,904
NYSE Euronext	46,286	1,916,240
SLM Corp.	84,755	1,937,499
T. Rowe Price Group, Inc.	48,614	3,556,114

		137,192,832

Insurance — 4.3%
ACE Ltd.	63,614	5,692,181
Aflac, Inc.	87,692	5,096,659
The Allstate Corp.	87,824	4,226,091
American International Group, Inc. (a)	276,754	12,370,904
Aon PLC	57,963	3,729,919
Assurant, Inc.	15,122	769,861
Berkshire Hathaway, Inc. Class B (a)	342,727	38,358,006
The Chubb Corp.	48,874	4,137,184
Cincinnati Financial Corp.	28,066	1,288,229
Genworth Financial, Inc. Class A (a)	94,653	1,079,991
The Hartford Financial Services Group, Inc.	86,345	2,669,787
Lincoln National Corp.	49,974	1,822,552
Loews Corp.	57,988	2,574,667
Marsh & McLennan Cos., Inc.	104,207	4,159,944
MetLife, Inc.	205,058	9,383,454
Principal Financial Group, Inc.	51,033	1,911,186
The Progressive Corp.	104,212	2,649,069
Prudential Financial, Inc.	87,166	6,365,733
Torchmark Corp.	17,929	1,167,895
The Travelers Cos., Inc.	70,897	5,666,088
Unum Group	49,793	1,462,420
XL Group PLC	53,488	1,621,756

		118,203,576

Real Estate — 0.0%
CBRE Group, Inc. (a)	56,971	1,330,843

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	74,055	5,418,604

	Number of Shares	Value
Apartment Investment & Management Co. Class A	27,949	$839,588
AvalonBay Communities, Inc.	22,776	3,072,710
Boston Properties, Inc.	28,255	2,980,055
Equity Residential	59,936	3,479,884
HCP, Inc.	85,093	3,866,626
Health Care REIT, Inc.	54,105	3,626,658
Host Hotels & Resorts, Inc.	141,487	2,386,886
Kimco Realty Corp.	76,841	1,646,703
The Macerich Co.	25,208	1,536,932
Plum Creek Timber Co., Inc.	30,675	1,431,602
Prologis, Inc.	94,356	3,559,108
Public Storage	27,039	4,145,890
Simon Property Group, Inc.	58,326	9,210,842
Ventas, Inc.	54,778	3,804,880
Vornado Realty Trust	32,306	2,676,552
Weyerhaeuser Co.	102,353	2,916,037

		56,599,557

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	93,230	853,987
People’s United Financial, Inc.	63,090	940,041

		1,794,028

		441,299,631

Industrial — 9.9%
Aerospace & Defense — 1.8%
The Boeing Co.	128,354	13,148,584
General Dynamics Corp.	62,292	4,879,332
L-3 Communications Holdings, Inc.	16,510	1,415,567
Lockheed Martin Corp.	50,225	5,447,404
Northrop Grumman Corp.	44,464	3,681,619
Raytheon Co.	60,915	4,027,700
Rockwell Collins, Inc.	25,757	1,633,251
United Technologies Corp.	158,860	14,764,449

		48,997,906

Building Materials — 0.0%
Masco Corp.	66,630	1,298,619

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	135,337	7,381,280
Molex, Inc.	26,154	767,358

		8,148,638

Electronics — 0.5%
Agilent Technologies, Inc.	64,876	2,774,098
Amphenol Corp. Class A	30,336	2,364,388
FLIR Systems, Inc.	26,708	720,315
Garmin Ltd.	20,891	755,418
Jabil Circuit, Inc.	35,782	729,237
PerkinElmer, Inc.	20,397	662,902
TE Connectivity Ltd.	78,167	3,559,725
Waters Corp. (a)	16,114	1,612,206

		13,178,289

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	30,824	$1,828,172
Jacobs Engineering Group, Inc. (a)	24,910	1,373,288

		3,201,460

Environmental Controls — 0.3%
Republic Services, Inc.	54,861	1,861,982
Stericycle, Inc. (a)	15,966	1,763,125
Waste Management, Inc.	81,611	3,291,372

		6,916,479

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,181	999,358
Stanley Black & Decker, Inc.	30,683	2,371,796

		3,371,154

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	123,695	10,203,601
Ingersoll-Rand PLC	52,732	2,927,681
Joy Global, Inc.	20,348	987,488

		14,118,770

Machinery – Diversified — 0.6%
Cummins, Inc.	33,079	3,587,748
Deere & Co.	73,009	5,931,981
Flowserve Corp.	26,229	1,416,628
Rockwell Automation, Inc.	25,994	2,161,141
Roper Industries, Inc.	18,723	2,325,771
Xylem, Inc.	35,477	955,751

		16,379,020

Manufacturing — 3.7%
3M Co.	119,643	13,082,962
Danaher Corp.	109,831	6,952,302
Dover Corp.	31,857	2,474,015
Eaton Corp. PLC	89,539	5,892,561
General Electric Co.	1,942,294	45,041,798
Honeywell International, Inc.	147,811	11,727,325
Illinois Tool Works, Inc.	77,840	5,384,193
Leggett & Platt, Inc.	25,768	801,127
Pall Corp.	20,742	1,377,891
Parker Hannifin Corp.	27,989	2,670,151
Pentair Ltd.	38,630	2,228,565
Textron, Inc.	51,290	1,336,104
Tyco International Ltd.	87,245	2,874,723

		101,843,717

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	27,417	6,196,516

Packaging & Containers — 0.1%
Ball Corp.	27,581	1,145,715
Bemis Co., Inc.	18,763	734,384
Owens-Illinois, Inc. (a)	31,868	885,612
Sealed Air Corp.	38,006	910,243

		3,675,954

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	29,823	$1,679,333
CSX Corp.	191,701	4,445,546
Expeditors International of Washington, Inc.	38,902	1,478,665
FedEx Corp.	55,578	5,478,879
Kansas City Southern	20,646	2,187,650
Norfolk Southern Corp.	58,812	4,272,692
Ryder System, Inc.	10,258	623,584
Union Pacific Corp.	87,563	13,509,220
United Parcel Service, Inc. Class B	133,290	11,526,919

		45,202,488

		272,529,010

Technology — 11.4%
Computers — 5.7%
Accenture PLC Class A	122,270	8,798,549
Apple, Inc.	176,301	69,829,300
Cognizant Technology Solutions Corp. Class A (a)	56,455	3,534,647
Computer Sciences Corp.	28,731	1,257,556
Dell, Inc.	277,911	3,710,112
EMC Corp.	394,629	9,321,137
Hewlett-Packard Co.	362,444	8,988,611
International Business Machines Corp.	195,820	37,423,160
NetApp, Inc. (a)	67,369	2,545,201
SanDisk Corp. (a)	45,260	2,765,386
Seagate Technology PLC	60,779	2,724,723
Teradata Corp. (a)	30,827	1,548,440
Western Digital Corp.	39,489	2,451,872

		154,898,694

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	35,428	520,083
Xerox Corp.	226,856	2,057,584

		2,577,667

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	119,254	486,556
Altera Corp.	61,164	2,017,800
Analog Devices, Inc.	58,115	2,618,662
Applied Materials, Inc.	224,836	3,352,305
Broadcom Corp. Class A	98,115	3,312,362
Intel Corp.	934,107	22,624,072
KLA-Tencor Corp.	30,942	1,724,398
Lam Research Corp. (a)	30,230	1,340,398
Linear Technology Corp.	43,491	1,602,208
LSI Corp. (a)	98,036	699,977
Microchip Technology, Inc.	36,863	1,373,147
Micron Technology, Inc. (a)	194,772	2,791,083
NVIDIA Corp.	109,664	1,538,586
Teradyne, Inc. (a)	37,496	658,805
Texas Instruments, Inc.	209,005	7,288,004

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	48,747	$1,930,869

		55,359,232

Software — 3.6%
Adobe Systems, Inc. (a)	93,600	4,264,416
Autodesk, Inc. (a)	41,627	1,412,820
BMC Software, Inc. (a)	25,298	1,141,952
CA, Inc.	62,279	1,783,048
Cerner Corp. (a)	27,372	2,630,176
Citrix Systems, Inc. (a)	34,664	2,091,279
The Dun & Bradstreet Corp.	7,656	746,077
Electronic Arts, Inc. (a)	55,545	1,275,869
Fidelity National Information Services, Inc.	54,279	2,325,312
Fiserv, Inc. (a)	25,032	2,188,047
Intuit, Inc.	52,843	3,225,008
Microsoft Corp.	1,412,853	48,785,814
Oracle Corp.	689,900	21,193,728
Red Hat, Inc. (a)	34,923	1,670,018
SAIC, Inc.	52,131	726,185
Salesforce.com, Inc. (a)	101,084	3,859,387

		99,319,136

		312,154,729

Utilities — 3.4%
Electric — 3.0%
The AES Corp.	116,012	1,390,984
Ameren Corp.	45,676	1,573,081
American Electric Power Co., Inc.	91,303	4,088,548
CenterPoint Energy, Inc.	79,015	1,856,062
CMS Energy Corp.	49,960	1,357,413
Consolidated Edison, Inc.	54,883	3,200,228
Dominion Resources, Inc.	108,090	6,141,674
DTE Energy Co.	33,339	2,234,046
Duke Energy Corp.	132,139	8,919,383
Edison International	61,117	2,943,395
Entergy Corp.	33,035	2,301,879
Exelon Corp.	160,316	4,950,558
FirstEnergy Corp.	78,351	2,925,626
Integrys Energy Group, Inc.	15,238	891,880
NextEra Energy, Inc.	79,488	6,476,682
Northeast Utilities	58,332	2,451,111
NRG Energy, Inc.	61,581	1,644,213
Pepco Holdings, Inc.	45,347	914,196
PG&E Corp.	83,596	3,822,845
Pinnacle West Capital Corp.	21,040	1,167,089
PPL Corp.	112,807	3,413,540
Public Service Enterprise Group, Inc.	94,500	3,086,370
SCANA Corp.	26,020	1,277,582
The Southern Co.	162,965	7,191,645
TECO Energy, Inc.	38,330	658,893
Wisconsin Energy Corp.	43,592	1,786,836
Xcel Energy, Inc.	96,813	2,743,680

		81,409,439

	Number of Shares	Value
Gas — 0.2%
AGL Resources, Inc.	22,324	$956,806
NiSource, Inc.	59,273	1,697,579
Sempra Energy	42,113	3,443,159

		6,097,544

Pipelines — 0.2%
Kinder Morgan, Inc.	118,066	4,504,218

		92,011,201

TOTAL COMMON STOCK (Cost $1,917,926,900)		2,687,706,044

TOTAL EQUITIES (Cost $1,917,926,900)		2,687,706,044

TOTAL LONG-TERM INVESTMENTS (Cost $1,917,926,900)		2,687,706,044

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$51,711,017	51,711,017

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	21,503	21,503

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.100% 10/17/13 (c)	4,765,000	4,763,821

TOTAL SHORT-TERM INVESTMENTS (Cost $56,496,341)		56,496,341

TOTAL INVESTMENTS — 100.2% (Cost $1,974,423,241) (d)		2,744,202,385

Other Assets/(Liabilities) — (0.2)%		(6,462,862)

NET ASSETS — 100.0%		$2,737,739,523

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $51,711,061. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $52,748,183.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.3%
Consumer, Cyclical — 33.9%
Auto Manufacturers — 5.4%
General Motors Co. (a)	1,331,500	$44,352,265

Automotive & Parts — 5.5%
Delphi Automotive PLC	885,500	44,885,995

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	780,000	41,230,800

Lodging — 4.7%
Starwood Hotels & Resorts Worldwide, Inc.	605,000	38,229,950

Retail — 13.3%
CarMax, Inc. (a)	750,000	34,620,000
Family Dollar Stores, Inc.	672,000	41,872,320
Tiffany & Co.	440,000	32,049,600

		108,541,920

		277,240,930

Consumer, Non-cyclical — 8.8%
Commercial Services — 5.0%
Visa, Inc. Class A	225,000	41,118,750

Textiles — 3.8%
Fifth & Pacific Cos., Inc. (a)	1,400,000	31,276,000

		72,394,750

Energy — 8.6%
Oil & Gas Services — 8.6%
Dresser-Rand Group, Inc. (a)	495,350	29,711,093
National Oilwell Varco, Inc.	589,000	40,582,100

		70,293,193

Financial — 21.1%
Banks — 6.2%
Wells Fargo & Co.	1,229,300	50,733,211

Diversified Financial — 9.7%
Franklin Resources, Inc.	280,000	38,085,600
JP Morgan Chase & Co.	780,000	41,176,200

		79,261,800

Insurance — 5.2%
American International Group, Inc. (a)	953,500	42,621,450

		172,616,461

Industrial — 11.7%
Aerospace & Defense — 7.5%
The Boeing Co.	262,000	26,839,280
Triumph Group, Inc.	440,000	34,826,000

		61,665,280

	Number of Shares	Value
Manufacturing — 4.2%
Illinois Tool Works, Inc.	500,000	$34,585,000

		96,250,280

Technology — 11.2%
Semiconductors — 11.2%
Applied Materials, Inc.	3,040,000	45,326,400
Intel Corp.	1,900,000	46,018,000

		91,344,400

TOTAL COMMON STOCK (Cost $532,855,850)		780,140,014

TOTAL EQUITIES (Cost $532,855,850)		780,140,014

TOTAL LONG-TERM INVESTMENTS (Cost $532,855,850)		780,140,014

	Principal Amount
SHORT-TERM INVESTMENTS — 5.6%
Repurchase Agreement — 5.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$45,556,882	45,556,882

TOTAL SHORT-TERM INVESTMENTS (Cost $45,556,882)		45,556,882

TOTAL INVESTMENTS — 100.9% (Cost $578,412,732) (c)		825,696,896

Other Assets/(Liabilities) — (0.9)%		(7,337,674)

NET ASSETS — 100.0%		$818,359,222

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $45,556,920. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $46,470,128.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.1%
Chemicals — 2.0%
Monsanto Co.	16,977	$1,677,328
The Sherwin-Williams Co.	3,567	629,932

		2,307,260

Mining — 0.1%
Allied Nevada Gold Corp. (a)	16,594	107,529

		2,414,789

Communications — 20.5%
Advertising — 1.1%
Omnicom Group, Inc.	20,639	1,297,574

Internet — 7.5%
Amazon.com, Inc. (a)	2,349	652,294
eBay, Inc. (a)	23,177	1,198,715
Google, Inc. Class A (a)	4,301	3,786,471
IAC/InterActiveCorp	26,743	1,271,897
Priceline.com, Inc. (a)	746	617,039
Yahoo!, Inc. (a)	47,353	1,189,034

		8,715,450

Media — 3.3%
Comcast Corp. Class A	43,198	1,809,132
News Corp. (a)	37,066	1,208,352
Sirius XM Radio, Inc.	232,021	777,270

		3,794,754

Telecommunications — 8.6%
Cisco Systems, Inc.	274,868	6,682,041
QUALCOMM, Inc.	9,265	565,906
Verizon Communications, Inc.	55,612	2,799,508

		10,047,455

		23,855,233

Consumer, Cyclical — 16.6%
Auto Manufacturers — 0.7%
Ford Motor Co.	48,459	749,661

Lodging — 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	16,801	1,061,655
Wyndham Worldwide Corp.	13,981	800,133
Wynn Resorts Ltd.	4,408	564,224

		2,426,012

Retail — 13.8%
The Buckle, Inc. (b)	14,013	728,956
Costco Wholesale Corp.	13,878	1,534,491
CST Brands, Inc. (a) (b)	2,263	69,723
CVS Caremark Corp.	21,986	1,257,160
Dollar Tree, Inc. (a)	16,620	844,961

	Number of Shares	Value
The Gap, Inc.	9,903	$413,252
The Home Depot, Inc.	34,624	2,682,321
Lowe’s Cos., Inc.	57,882	2,367,374
O’Reilly Automotive, Inc. (a)	14,495	1,632,427
PetSmart, Inc.	7,580	507,784
The TJX Cos., Inc.	22,674	1,135,060
Wal-Mart Stores, Inc.	39,768	2,962,318

		16,135,827

		19,311,500

Consumer, Non-cyclical — 24.3%
Agriculture — 1.5%
Philip Morris International, Inc.	20,471	1,773,198

Beverages — 2.8%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	10,507	948,362
The Coca-Cola Co.	39,583	1,587,674
Green Mountain Coffee Roasters, Inc. (a)	10,176	763,811

		3,299,847

Biotechnology — 4.2%
Amgen, Inc.	25,652	2,530,826
Biogen Idec, Inc. (a)	4,518	972,274
Celgene Corp. (a)	12,069	1,410,987

		4,914,087

Commercial Services — 4.6%
The ADT Corp.	11,135	443,730
Alliance Data Systems Corp. (a)	2,414	437,006
Hertz Global Holdings, Inc. (a)	27,373	678,850
ITT Educational Services, Inc. (a) (b)	3,709	90,500
McKesson Corp.	10,046	1,150,267
Paychex, Inc.	16,452	600,827
Visa, Inc. Class A	10,414	1,903,159

		5,304,339

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	7,424	425,321

Health Care – Products — 4.8%
Becton, Dickinson & Co.	3,937	389,094
Bruker Corp. (a)	16,600	268,090
C.R. Bard, Inc.	5,274	573,178
Johnson & Johnson	16,600	1,425,276
Medtronic, Inc.	33,177	1,707,620
Zimmer Holdings, Inc.	16,782	1,257,643

		5,620,901

Health Care – Services — 0.7%
Aetna, Inc.	13,030	827,926

Pharmaceuticals — 5.3%
Abbott Laboratories	44,419	1,549,335
Eli Lilly & Co.	31,776	1,560,837

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a)	11,587	$714,802
Gilead Sciences, Inc. (a)	24,167	1,237,592
Merck & Co., Inc.	25,030	1,162,643

		6,225,209

		28,390,828

Energy — 2.0%
Oil & Gas — 0.7%
Valero Energy Corp.	22,596	785,663

Oil & Gas Services — 1.3%
Oceaneering International, Inc.	11,072	799,398
Transocean Ltd.	16,378	785,325

		1,584,723

		2,370,386

Financial — 4.2%
Banks — 1.4%
Bank of America Corp.	123,518	1,588,441

Diversified Financial — 2.8%
American Express Co.	22,488	1,681,203
IntercontinentalExchange, Inc. (a)	1,935	343,966
JP Morgan Chase & Co.	24,160	1,275,406

		3,300,575

		4,889,016

Industrial — 10.4%
Aerospace & Defense — 3.7%
The Boeing Co.	24,221	2,481,199
United Technologies Corp.	19,925	1,851,830

		4,333,029

Manufacturing — 6.7%
3M Co.	17,830	1,949,711
Danaher Corp.	19,028	1,204,472
Dover Corp.	8,674	673,623
General Electric Co.	19,885	461,133
Honeywell International, Inc.	22,550	1,789,117
Illinois Tool Works, Inc.	4,709	325,722
Parker Hannifin Corp.	10,045	958,293
Tyco International Ltd.	13,794	454,512

		7,816,583

		12,149,612

Technology — 20.1%
Computers — 5.9%
Apple, Inc.	4,531	1,794,639
International Business Machines Corp.	5,404	1,032,758
NetApp, Inc. (a)	60,221	2,275,149
SanDisk Corp. (a)	18,097	1,105,727
Western Digital Corp.	10,054	624,253

		6,832,526

	Number of Shares	Value
Internet — 1.1%
Check Point Software Technologies Ltd. (a)	25,291	$1,256,457

Semiconductors — 4.9%
Altera Corp.	38,958	1,285,224
Broadcom Corp. Class A	41,801	1,411,202
Emulex Corp. (a)	16,359	106,661
Intel Corp.	30,365	735,440
Microchip Technology, Inc. (b)	26,336	981,016
QLogic Corp. (a)	924	8,833
Xilinx, Inc.	31,085	1,231,277

		5,759,653

Software — 8.2%
BMC Software, Inc. (a)	13,284	599,640
Intuit, Inc.	8,448	515,581
Microsoft Corp.	155,939	5,384,574
NetSuite, Inc. (a)	5,523	506,680
Oracle Corp.	78,462	2,410,353
Red Hat, Inc. (a)	2,960	141,547

		9,558,375

		23,407,011

TOTAL COMMON STOCK (Cost $100,703,847)		116,788,375

TOTAL EQUITIES (Cost $100,703,847)		116,788,375

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,493,522	1,493,522

TOTAL MUTUAL FUNDS (Cost $1,493,522)		1,493,522

TOTAL LONG-TERM INVESTMENTS (Cost $102,197,369)		118,281,897

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$670,552	670,552

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	$3	$3

TOTAL SHORT-TERM INVESTMENTS (Cost $670,555)		670,555

TOTAL INVESTMENTS — 102.0% (Cost $102,867,924) (e)		118,952,452

Other Assets/(Liabilities) — (2.0)%		(2,386,067)

NET ASSETS — 100.0%		$116,566,385

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $1,461,234. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $670,553. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $686,300.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 4.6%
Chemicals — 4.6%
Ecolab, Inc.	133,700	$11,389,903
Monsanto Co.	80,700	7,973,160
Praxair, Inc.	130,000	14,970,800
The Sherwin-Williams Co.	84,600	14,940,360

		49,274,223

Communications — 22.9%
Advertising — 0.2%
Omnicom Group, Inc.	37,900	2,382,773

Internet — 18.5%
Akamai Technologies, Inc. (a)	62,200	2,646,610
Amazon.com, Inc. (a)	174,200	48,373,598
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	71,200	6,730,536
eBay, Inc. (a)	380,600	19,684,632
Facebook, Inc. Class A (a)	282,921	7,033,416
Google, Inc. Class A (a)	70,000	61,625,900
LinkedIn Corp. (a)	41,600	7,417,280
Netflix, Inc. (a)	7,900	1,667,611
Priceline.com, Inc. (a)	39,800	32,919,774
Tencent Holdings Ltd.	179,400	7,060,550
TripAdvisor, Inc. (a)	26,500	1,613,055

		196,772,962

Media — 2.4%
Discovery Communications, Inc. Series C (a)	204,200	14,224,572
News Corp. (a)	53,200	1,542,268
Time Warner, Inc.	14,900	861,518
The Walt Disney Co.	140,500	8,872,575

		25,500,933

Telecommunications — 1.8%
Juniper Networks, Inc. (a)	72,500	1,399,975
QUALCOMM, Inc.	296,700	18,122,436

		19,522,411

		244,179,079

Consumer, Cyclical — 17.0%
Airlines — 0.2%
Delta Air Lines, Inc. (a)	107,100	2,003,841

Apparel — 1.5%
Nike, Inc. Class B	106,800	6,801,024
Ralph Lauren Corp.	56,200	9,764,188

		16,565,212

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	40,600	4,361,658

	Number of Shares	Value
Distribution & Wholesale — 1.8%
Fastenal Co.	171,300	$7,854,105
Fossil Group, Inc. (a)	75,000	7,748,250
W.W. Grainger, Inc.	14,400	3,631,392

		19,233,747

Home Builders — 0.1%
D.R. Horton, Inc.	20,200	429,856
Lennar Corp. Class A	20,400	735,216

		1,165,072

Leisure Time — 0.9%
Carnival Corp.	83,000	2,846,070
Harley-Davidson, Inc.	115,000	6,304,300

		9,150,370

Lodging — 2.7%
Las Vegas Sands Corp.	255,300	13,513,029
Marriott International, Inc. Class A	106,290	4,290,927
Starwood Hotels & Resorts Worldwide, Inc.	181,600	11,475,304

		29,279,260

Retail — 9.4%
Chipotle Mexican Grill, Inc. (a)	26,200	9,545,970
Costco Wholesale Corp.	39,000	4,312,230
CVS Caremark Corp.	90,400	5,169,072
Dollar Tree, Inc. (a)	75,500	3,838,420
The Home Depot, Inc.	142,800	11,062,716
L Brands, Inc.	126,300	6,220,275
Lowe’s Cos., Inc.	105,900	4,331,310
Lululemon Athletica, Inc. (a)	67,900	4,448,808
Michael Kors Holdings Ltd. (a)	50,600	3,138,212
O’Reilly Automotive, Inc. (a)	87,800	9,888,036
PVH Corp.	76,300	9,541,315
Ross Stores, Inc.	72,300	4,685,763
Starbucks Corp.	326,000	21,349,740
Tiffany & Co.	10,100	735,684
Tractor Supply Co.	16,900	1,987,609

		100,255,160

		182,014,320

Consumer, Non-cyclical — 22.0%
Beverages — 1.5%
The Coca-Cola Co.	34,800	1,395,828
Constellation Brands, Inc. Class A (a)	10,700	557,684
Green Mountain Coffee Roasters, Inc. (a)	106,600	8,001,396
Monster Beverage Corp. (a)	44,900	2,728,573
PepsiCo, Inc.	47,500	3,885,025

		16,568,506

Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc. (a)	94,100	8,679,784

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biogen Idec, Inc. (a)	99,300	$21,369,360
Celgene Corp. (a)	146,500	17,127,315
Regeneron Pharmaceuticals, Inc. (a)	35,000	7,870,800
Vertex Pharmaceuticals, Inc. (a)	1,400	111,818

		55,159,077

Commercial Services — 7.2%
Alliance Data Systems Corp. (a)	30,100	5,449,003
MasterCard, Inc. Class A	57,600	33,091,200
McKesson Corp.	167,700	19,201,650
Verisk Analytics, Inc. Class A (a)	1,900	113,430
Visa, Inc. Class A	106,500	19,462,875

		77,318,158

Cosmetics & Personal Care — 0.5%
The Estee Lauder Cos., Inc. Class A	1,600	105,232
The Procter & Gamble Co.	62,800	4,834,972

		4,940,204

Foods — 1.1%
The Kroger Co.	36,600	1,264,164
Whole Foods Market, Inc.	201,800	10,388,664

		11,652,828

Health Care – Products — 1.0%
Baxter International, Inc.	33,700	2,334,399
Becton, Dickinson & Co.	5,700	563,331
Covidien PLC	48,200	3,028,888
Edwards Lifesciences Corp. (a)	7,700	517,440
Henry Schein, Inc. (a)	3,600	344,700
Stryker Corp.	52,300	3,382,764

		10,171,522

Health Care – Services — 1.6%
Aetna, Inc.	18,300	1,162,782
Thermo Fisher Scientific, Inc.	128,900	10,908,807
UnitedHealth Group, Inc.	75,200	4,924,096

		16,995,685

Pharmaceuticals — 3.9%
Allergan, Inc.	42,480	3,578,515
AmerisourceBergen Corp.	1,800	100,494
Express Scripts Holding Co. (a)	125,700	7,754,433
Gilead Sciences, Inc. (a)	536,800	27,489,528
Onyx Pharmaceuticals, Inc. (a)	1,200	148,944
Perrigo Co.	6,800	822,800
Valeant Pharmaceuticals International, Inc. (a)	23,600	2,031,488

		41,926,202

		234,732,182

Energy — 4.7%
Oil & Gas — 3.4%
Cabot Oil & Gas Corp.	13,000	923,260
Concho Resources, Inc. (a)	3,200	267,904
EOG Resources, Inc.	37,400	4,924,832

	Number of Shares	Value
EQT Corp.	80,100	$6,357,537
Phillips 66	74,600	4,394,686
Pioneer Natural Resources Co.	80,400	11,637,900
Range Resources Corp.	94,300	7,291,276

		35,797,395

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	78,000	4,770,480
FMC Technologies, Inc. (a)	20,400	1,135,872
Schlumberger Ltd.	119,000	8,527,540

		14,433,892

		50,231,287

Financial — 10.8%
Banks — 1.6%
Northern Trust Corp.	63,300	3,665,070
State Street Corp.	144,700	9,435,887
U.S. Bancorp	95,000	3,434,250

		16,535,207

Diversified Financial — 7.0%
American Express Co.	179,800	13,441,848
Ameriprise Financial, Inc.	37,100	3,000,648
Citigroup, Inc.	132,900	6,375,213
Franklin Resources, Inc.	99,300	13,506,786
The Goldman Sachs Group, Inc.	18,700	2,828,375
IntercontinentalExchange, Inc. (a)	31,200	5,546,112
Invesco Ltd.	402,900	12,812,220
JP Morgan Chase & Co.	104,600	5,521,834
Morgan Stanley	289,100	7,062,713
TD Ameritrade Holding Corp.	190,600	4,629,674

		74,725,423

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	63,500	2,534,920

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	291,100	21,299,787

		115,095,337

Industrial — 12.8%
Aerospace & Defense — 1.9%
The Boeing Co.	149,600	15,325,024
United Technologies Corp.	56,300	5,232,522

		20,557,546

Electronics — 0.0%
Amphenol Corp. Class A	3,200	249,408

Machinery – Diversified — 0.6%
Roper Industries, Inc.	51,800	6,434,596

Manufacturing — 4.0%
3M Co.	16,200	1,771,470
Danaher Corp.	498,500	31,555,050
Eaton Corp. PLC	15,500	1,020,055
Honeywell International, Inc.	103,300	8,195,822

		42,542,397

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.3%
Precision Castparts Corp.	105,800	$23,911,858

Transportation — 4.0%
FedEx Corp.	41,600	4,100,928
J.B. Hunt Transport Services, Inc.	23,100	1,668,744
Kansas City Southern	79,100	8,381,436
Norfolk Southern Corp.	1,400	101,710
Union Pacific Corp.	138,400	21,352,352
United Continental Holdings, Inc. (a)	226,900	7,099,701

		42,704,871

		136,400,676

Technology — 5.4%
Computers — 2.4%
Accenture PLC Class A	54,100	3,893,036
Apple, Inc.	29,100	11,525,928
Cognizant Technology Solutions Corp. Class A (a)	105,400	6,599,094
EMC Corp.	2,000	47,240
IHS, Inc. Class A (a)	35,300	3,684,614

		25,749,912

Semiconductors — 0.9%
Broadcom Corp. Class A	240,900	8,132,784
Xilinx, Inc.	21,200	839,732

		8,972,516

Software — 2.1%
Autodesk, Inc. (a)	32,600	1,106,444
Citrix Systems, Inc. (a)	1,400	84,462
Fiserv, Inc. (a)	58,800	5,139,708
Intuit, Inc.	3,500	213,605
Red Hat, Inc. (a)	128,900	6,163,998
Salesforce.com, Inc. (a)	260,500	9,945,890

		22,654,107

		57,376,535

TOTAL COMMON STOCK (Cost $795,734,391)		1,069,303,639

TOTAL EQUITIES (Cost $795,734,391)		1,069,303,639

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,604	1,604

TOTAL MUTUAL FUNDS (Cost $1,604)		1,604

TOTAL LONG-TERM INVESTMENTS (Cost $795,735,995)		1,069,305,243

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$2,817,066	$2,817,066

TOTAL SHORT-TERM INVESTMENTS (Cost $2,817,066)		2,817,066

TOTAL INVESTMENTS — 100.5% (Cost $798,553,061) (c)		1,072,122,309

Other Assets/(Liabilities) — (0.5)%		(4,824,734)

NET ASSETS — 100.0%		$1,067,297,575

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,817,069. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,874,579.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.5%
Chemicals — 2.5%
Praxair, Inc.	82,400	$9,489,184
Syngenta AG Sponsored ADR (Switzerland)	92,825	7,227,355

		16,716,539

Communications — 27.6%
Internet — 22.8%
Amazon.com, Inc. (a)	95,600	26,547,164
Baidu, Inc. Sponsored ADR (Cayman Islands) (a) (b)	89,320	8,443,420
eBay, Inc. (a)	181,000	9,361,320
F5 Networks, Inc. (a)	59,027	4,061,058
Facebook, Inc. Class A (a)	373,900	9,295,154
Google, Inc. Class A (a)	47,425	41,751,547
Liberty Interactive Corp. Class A (a)	620,150	14,269,651
Priceline.com, Inc. (a)	35,525	29,383,793
VeriSign, Inc. (a)	153,400	6,850,844

		149,963,951

Telecommunications — 4.8%
Crown Castle International Corp. (a)	228,250	16,523,018
QUALCOMM, Inc.	242,625	14,819,535

		31,342,553

		181,306,504

Consumer, Cyclical — 13.6%
Apparel — 3.2%
Nike, Inc. Class B	332,125	21,149,720

Lodging — 1.3%
Las Vegas Sands Corp.	164,400	8,701,692

Retail — 9.1%
Chipotle Mexican Grill, Inc. (a)	37,100	13,517,385
L Brands, Inc.	166,450	8,197,662
Sally Beauty Holdings, Inc. (a)	157,725	4,905,248
Starbucks Corp.	146,000	9,561,540
Ulta Salon Cosmetics & Fragrance, Inc. (a)	97,001	9,715,620
Walgreen Co.	304,475	13,457,795

		59,355,250

		89,206,662

Consumer, Non-cyclical — 23.9%
Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc. (a)	110,100	10,155,624
Biogen Idec, Inc. (a)	50,900	10,953,680
Celgene Corp. (a)	116,500	13,620,015
Regeneron Pharmaceuticals, Inc. (a)	41,300	9,287,544

		44,016,863

	Number of Shares	Value
Commercial Services — 10.1%
MasterCard, Inc. Class A	29,250	$16,804,125
Visa, Inc. Class A	271,725	49,657,744

		66,461,869

Health Care – Products — 1.0%
Intuitive Surgical, Inc. (a)	13,200	6,686,856

Pharmaceuticals — 6.1%
Allergan, Inc.	236,475	19,920,654
BioMarin Pharmaceutical, Inc. (a)	103,200	5,757,528
Novo Nordisk A/S Sponsored ADR (Denmark)	51,450	7,973,206
Perrigo Co.	52,700	6,376,700

		40,028,088

		157,193,676

Energy — 8.3%
Oil & Gas — 4.0%
EOG Resources, Inc.	132,850	17,493,688
Southwestern Energy Co. (a)	238,400	8,708,752

		26,202,440

Oil & Gas Services — 4.3%
FMC Technologies, Inc. (a)	157,600	8,775,168
National Oilwell Varco, Inc.	109,200	7,523,880
Schlumberger Ltd.	163,800	11,737,908

		28,036,956

		54,239,396

Financial — 4.7%
Diversified Financial — 3.0%
CME Group, Inc.	108,800	8,266,624
IntercontinentalExchange, Inc. (a)	62,475	11,105,556

		19,372,180

Insurance — 1.7%
The Progressive Corp.	446,600	11,352,572

		30,724,752

Technology — 16.3%
Computers — 2.6%
Apple, Inc.	25,125	9,951,510
Teradata Corp. (a)	150,750	7,572,173

		17,523,683

Semiconductors — 3.2%
ARM Holdings PLC Sponsored ADR (United Kingdom) (b)	224,200	8,111,556
ASML Holding NV	164,100	12,980,310

		21,091,866

Software — 10.5%
Adobe Systems, Inc. (a)	347,050	15,811,598
Athenahealth, Inc. (a) (b)	44,200	3,744,624

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	112,500	$10,810,125
Intuit, Inc.	188,400	11,498,052
Salesforce.com, Inc. (a)	520,600	19,876,508
Splunk, Inc. (a)	107,800	4,997,608
VeriFone Systems, Inc. (a)	120,050	2,018,040

		68,756,555

		107,372,104

Utilities — 2.4%
Pipelines — 2.4%
Kinder Morgan, Inc.	408,007	15,565,467

TOTAL COMMON STOCK (Cost $483,662,481)		652,325,100

TOTAL EQUITIES (Cost $483,662,481)		652,325,100

WARRANTS — 0.1%
Utilities — 0.1%
Pipelines — 0.1%
Kinder Morgan, Inc., Expires 05/25/2017, Strike 40.00 (a)	130,287	667,069

TOTAL WARRANTS (Cost $273,201)		667,069

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
State Street Naviagtor Securities Lending Prime Portfolio (c)	18,877,577	18,877,577

TOTAL MUTUAL FUNDS (Cost $18,877,577)		18,877,577

TOTAL LONG-TERM INVESTMENTS (Cost $502,813,259)		671,869,746

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$6,539,098	6,539,098

TOTAL SHORT-TERM INVESTMENTS (Cost $6,539,098)		6,539,098

Value
TOTAL INVESTMENTS — 103.3% (Cost $509,352,357) (e)	$678,408,844

Other Assets/(Liabilities) — (3.3)%	(21,799,803)

NET ASSETS — 100.0%	$656,609,041

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $18,493,810. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,539,104. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 0.000%, maturity dates ranging from 12/01/26 – , and an aggregate market value, including accrued interest, of $6,671,408.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 5.4%
Chemicals — 2.0%
Axiall Corp.	22,600	$962,308
CF Industries Holdings, Inc.	2,900	497,350
Eastman Chemical Co.	7,800	546,078
Huntsman Corp.	55,750	923,220

		2,928,956

Forest Products & Paper — 1.3%
International Paper Co.	44,525	1,972,903

Iron & Steel — 1.7%
Reliance Steel & Aluminum Co.	16,500	1,081,740
Nucor Corp.	33,625	1,456,635

		2,538,375

Mining — 0.4%
Yamana Gold, Inc.	59,400	564,894

		8,005,128

Communications — 1.3%
Media — 0.5%
Gannett Co., Inc.	31,575	772,324

Telecommunications — 0.8%
Amdocs Ltd.	30,400	1,127,536

		1,899,860

Consumer, Cyclical — 12.4%
Airlines — 1.0%
Delta Air Lines, Inc. (a)	77,500	1,450,025

Automotive & Parts — 2.7%
Lear Corp.	25,300	1,529,638
Magna International, Inc. Class A	23,200	1,652,304
TRW Automotive Holdings Corp. (a)	12,850	853,754

		4,035,696

Entertainment — 0.9%
International Game Technology	77,475	1,294,607

Home Builders — 1.1%
The Ryland Group, Inc.	40,625	1,629,063

Home Furnishing — 0.8%
Whirlpool Corp.	10,675	1,220,793

Housewares — 1.1%
Newell Rubbermaid, Inc.	59,825	1,570,406

Lodging — 0.3%
MGM Resorts International (a)	29,225	431,946

Retail — 2.9%
Abercrombie & Fitch Co. Class A	21,975	994,369
The Gap, Inc.	26,700	1,114,191
GNC Holdings, Inc. Class A	15,625	690,781

	Number of Shares	Value
Staples, Inc.	89,025	$1,411,936

		4,211,277

Textiles — 0.9%
Mohawk Industries, Inc. (a)	11,875	1,335,819

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	24,000	1,087,440

		18,267,072

Consumer, Non-cyclical — 17.7%
Agriculture — 0.9%
Lorillard, Inc.	29,975	1,309,308

Biotechnology — 0.4%
Myriad Genetics, Inc. (a)	24,450	656,972

Commercial Services — 3.2%
CoreLogic, Inc. (a)	32,350	749,549
Corrections Corporation of America	37,555	1,271,988
McKesson Corp.	9,500	1,087,750
Towers Watson & Co. Class A	20,500	1,679,770

		4,789,057

Foods — 4.5%
ConAgra Foods, Inc.	32,100	1,121,253
Ingredion, Inc.	26,675	1,750,414
The J.M. Smucker Co.	6,175	636,951
The Kroger Co.	56,525	1,952,373
Tyson Foods, Inc. Class A	45,825	1,176,786

		6,637,777

Health Care – Products — 3.2%
Becton, Dickinson & Co.	14,500	1,433,035
Boston Scientific Corp. (a)	115,350	1,069,294
C.R. Bard, Inc.	5,200	565,136
CareFusion Corp. (a)	15,150	558,278
Zimmer Holdings, Inc.	13,700	1,026,678

		4,652,421

Health Care – Services — 2.5%
Aetna, Inc.	24,950	1,585,323
Cigna Corp.	8,100	587,169
ICON PLC (a)	32,200	1,140,846
Tenet Healthcare Corp. (a)	6,650	306,565

		3,619,903

Household Products — 1.0%
Avery Dennison Corp.	35,125	1,501,945

Pharmaceuticals — 2.0%
Jazz Pharmaceuticals Plc (a)	18,650	1,281,815
Omnicare, Inc.	35,875	1,711,596

		2,993,411

		26,160,794

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.8%
Coal — 0.6%
Peabody Energy Corp.	64,125	$938,790

Oil & Gas — 7.2%
Chesapeake Energy Corp.	77,050	1,570,279
Ensco PLC Class A	8,800	511,456
Helmerich & Payne, Inc.	8,500	530,825
Hess Corp.	15,375	1,022,284
Marathon Petroleum Corp.	6,500	461,890
Murphy Oil Corp.	17,200	1,047,308
Newfield Exploration Co. (a)	33,350	796,731
Patterson-UTI Energy, Inc.	85,950	1,663,562
Tesoro Corp.	13,800	722,016
Valero Energy Corp.	17,075	593,698
Whiting Petroleum Corp. (a)	37,500	1,728,375

		10,648,424

		11,587,214

Financial — 27.2%
Banks — 7.2%
BB&T Corp.	32,600	1,104,488
Fifth Third Bancorp	172,125	3,106,856
KeyCorp	107,675	1,188,732
PNC Financial Services Group, Inc.	7,600	554,192
Regions Financial Corp.	329,700	3,142,041
Zions Bancorp	54,575	1,576,126

		10,672,435

Diversified Financial — 3.8%
Ameriprise Financial, Inc.	13,200	1,067,616
Discover Financial Services	25,375	1,208,865
Evercore Partners, Inc. Class A	19,100	750,248
Invesco Ltd.	46,100	1,465,980
SLM Corp.	46,100	1,053,846

		5,546,555

Insurance — 6.9%
The Allstate Corp.	35,475	1,707,057
HCC Insurance Holdings, Inc.	25,100	1,082,061
Lincoln National Corp.	67,375	2,457,167
Reinsurance Group of America, Inc. Class A	16,300	1,126,493
Unum Group	63,925	1,877,477
Validus Holdings Ltd.	53,675	1,938,741

		10,188,996

Real Estate — 0.9%
CBRE Group, Inc. (a)	59,325	1,385,832

Real Estate Investment Trusts (REITS) — 8.4%
Annaly Capital Management, Inc.	34,000	427,380
BioMed Realty Trust, Inc.	79,300	1,604,239
Brandywine Realty Trust	150,500	2,034,760
CBL & Associates Properties, Inc.	112,225	2,403,859
Hospitality Properties Trust	36,500	959,220

	Number of Shares	Value
Kilroy Realty Corp.	44,250	$2,345,693
Kimco Realty Corp.	24,600	527,178
Liberty Property Trust	55,800	2,062,368

		12,364,697

		40,158,515

Industrial — 9.3%
Aerospace & Defense — 1.1%
L-3 Communications Holdings, Inc.	12,500	1,071,750
Triumph Group, Inc.	6,975	552,071

		1,623,821

Electrical Components & Equipment — 0.8%
Generac Holdings, Inc.	31,125	1,151,936

Electronics — 1.3%
Agilent Technologies, Inc.	11,900	508,844
Avnet, Inc. (a)	42,200	1,417,920

		1,926,764

Engineering & Construction — 0.9%
EMCOR Group, Inc.	32,525	1,322,141

Environmental Controls — 0.7%
Republic Services, Inc.	31,800	1,079,292

Machinery – Construction & Mining — 0.6%
Terex Corp. (a)	36,500	959,950

Machinery – Diversified — 0.8%
AGCO Corp.	24,400	1,224,636

Manufacturing — 1.5%
Parker Hannifin Corp.	11,100	1,058,940
Trinity Industries, Inc.	28,350	1,089,774

		2,148,714

Transportation — 1.6%
CSX Corp.	21,800	505,542
Ryder System, Inc.	30,725	1,867,773

		2,373,315

		13,810,569

Technology — 8.2%
Office Equipment/Supplies — 1.2%
Xerox Corp.	196,300	1,780,441

Semiconductors — 5.7%
Atmel Corp. (a)	115,425	848,374
KLA-Tencor Corp.	18,800	1,047,724
Lam Research Corp. (a)	29,750	1,319,115
Micron Technology, Inc. (a)	114,100	1,635,053
NXP Semiconductor NV (a)	64,300	1,992,014
Skyworks Solutions, Inc. (a)	69,800	1,527,922

		8,370,202

Software — 1.3%
CA, Inc.	39,300	1,125,159

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	20,625	$883,575

		2,008,734

		12,159,377

Utilities — 8.6%
Electric — 6.2%
The AES Corp.	128,300	1,538,317
Cleco Corp.	36,325	1,686,570
CMS Energy Corp.	62,225	1,690,653
NRG Energy, Inc.	81,700	2,181,390
PPL Corp.	35,300	1,068,178
SCANA Corp.	21,400	1,050,740

		9,215,848

Gas — 2.4%
AGL Resources, Inc.	25,100	1,075,786
Energen Corp.	23,250	1,215,045
NiSource, Inc.	42,250	1,210,040

		3,500,871

		12,716,719

TOTAL COMMON STOCK (Cost $127,940,465)		144,765,248

TOTAL EQUITIES (Cost $127,940,465)		144,765,248

TOTAL LONG-TERM INVESTMENTS (Cost $127,940,465)		144,765,248

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,549,268	1,549,268

TOTAL SHORT-TERM INVESTMENTS (Cost $1,549,268)		1,549,268

TOTAL INVESTMENTS — 99.0% (Cost $129,489,733) (c)		146,314,516

Other Assets/(Liabilities) — 1.0%		1,505,379

NET ASSETS — 100.0%		$147,819,895

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,549,269. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,581,634.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 3.5%
Chemicals — 2.9%
Innospec, Inc.	21,050	$845,789
PolyOne Corp.	100,000	2,478,000
Sensient Technologies Corp.	17,790	719,961

		4,043,750

Forest Products & Paper — 0.6%
Deltic Timber Corp.	15,070	871,348

		4,915,098

Communications — 0.7%
Media — 0.7%
AMC Networks, Inc. (a)	7,500	490,575
John Wiley & Sons, Inc. Class A	12,700	509,143

		999,718

Consumer, Cyclical — 19.7%
Apparel — 0.9%
Ascena Retail Group, Inc. (a)	73,160	1,276,642

Auto Manufacturers — 1.9%
Oshkosh Corp. (a)	68,100	2,585,757

Automotive & Parts — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	132,500	2,468,475

Distribution & Wholesale — 1.7%
ScanSource, Inc. (a)	26,800	857,600
United Stationers, Inc.	46,810	1,570,476

		2,428,076

Home Furnishing — 1.5%
Whirlpool Corp.	17,900	2,047,044

Leisure Time — 1.2%
Brunswick Corp.	54,400	1,738,080

Office Furnishings — 1.0%
Herman Miller, Inc.	49,000	1,326,430

Retail — 7.0%
Advance Auto Parts, Inc.	18,960	1,538,983
Cabela’s, Inc. (a)	5,300	343,228
Casey’s General Stores, Inc.	14,810	890,970
The Cato Corp. Class A	55,760	1,391,769
CEC Entertainment, Inc.	36,751	1,508,261
Fred’s, Inc. Class A	77,020	1,193,040
The Men’s Wearhouse, Inc.	55,900	2,115,815
Stage Stores, Inc.	36,830	865,505

		9,847,571

Storage & Warehousing — 1.7%
Mobile Mini, Inc. (a)	73,100	2,423,265

	Number of Shares	Value
Textiles — 1.0%
G&K Services, Inc. Class A	29,630	$1,410,388

		27,551,728

Consumer, Non-cyclical — 13.3%
Biotechnology — 1.2%
Charles River Laboratories International, Inc. (a)	39,380	1,615,761

Commercial Services — 4.5%
Aaron’s, Inc.	42,100	1,179,221
Corrections Corporation of America	23,128	783,345
Forrester Research, Inc.	32,750	1,201,598
Korn/Ferry International (a)	64,000	1,199,360
MAXIMUS, Inc.	9,670	720,222
Towers Watson & Co. Class A	15,400	1,261,876

		6,345,622

Foods — 0.5%
Post Holdings, Inc. (a)	14,390	628,267

Health Care – Products — 0.6%
Steris Corp.	20,180	865,318

Health Care – Services — 4.4%
AmSurg Corp. (a)	29,390	1,031,589
Covance, Inc. (a)	19,500	1,484,730
HealthSouth Corp. (a)	80,600	2,321,280
ICON PLC (a)	36,170	1,281,503

		6,119,102

Household Products — 2.1%
Acco Brands Corp. (a)	146,200	929,832
Helen of Troy Ltd. (a)	20,320	779,679
The Scotts Miracle-Gro Co. Class A	26,400	1,275,384

		2,984,895

		18,558,965

Energy — 2.6%
Oil & Gas — 1.9%
Berry Petroleum Co. Class A	29,900	1,265,368
Diamondback Energy, Inc. (a)	20,800	693,056
Halcon Resources Corp. (a)	35,748	202,691
Whiting Petroleum Corp. (a)	9,650	444,769

		2,605,884

Oil & Gas Services — 0.7%
SEACOR Holdings, Inc.	12,480	1,036,464

		3,642,348

Financial — 17.4%
Banks — 8.3%
BBCN Bancorp, Inc.	58,154	826,950
City National Corp.	37,600	2,382,712
First Midwest Bancorp, Inc.	77,490	1,063,163
Hancock Holding Co.	22,570	678,680

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
International Bancshares Corp.	53,220	$1,201,708
MB Financial, Inc.	28,360	760,048
Northwest Bancshares, Inc.	85,770	1,158,753
Prosperity Bancshares, Inc.	37,800	1,957,662
Webster Financial Corp.	50,980	1,309,166
Westamerica Bancorp.	5,650	258,148

		11,596,990

Diversified Financial — 0.7%
Janus Capital Group, Inc.	122,300	1,040,773

Insurance — 5.3%
Alleghany Corp. (a)	3,568	1,367,650
Assured Guaranty Ltd.	38,600	851,516
Platinum Underwriters Holdings Ltd.	13,130	751,299
Primerica, Inc.	32,360	1,211,558
ProAssurance Corp.	21,600	1,126,656
Reinsurance Group of America, Inc. Class A	19,240	1,329,676
White Mountains Insurance Group Ltd.	1,440	827,914

		7,466,269

Investment Companies — 0.7%
Ares Capital Corp.	54,590	938,948

Real Estate Investment Trusts (REITS) — 1.8%
Campus Crest Communities, Inc.	72,570	837,458
DiamondRock Hospitality Co.	59,494	554,484
Mack-Cali Realty Corp.	17,740	434,452
Mid-America Apartment Communities, Inc.	9,500	643,815

		2,470,209

Savings & Loans — 0.6%
First Niagara Financial Group, Inc.	80,160	807,211

		24,320,400

Industrial — 28.9%
Aerospace & Defense — 0.7%
Cubic Corp.	20,950	1,007,695

Building Materials — 3.3%
Comfort Systems USA, Inc.	67,900	1,013,068
Gibraltar Industries, Inc. (a)	63,006	917,367
Simpson Manufacturing Co., Inc.	40,000	1,176,800
Trex Co., Inc. (a)	32,800	1,557,672

		4,664,907

Electrical Components & Equipment — 2.8%
Belden, Inc.	45,320	2,262,828
Littelfuse, Inc.	21,200	1,581,732

		3,844,560

Electronics — 4.8%
Coherent, Inc.	12,630	695,534
Faro Technologies, Inc. (a)	23,900	808,298
Park Electrochemical Corp.	34,700	833,147

	Number of Shares	Value
Plexus Corp. (a)	66,800	$1,996,652
Vishay Intertechnology, Inc. (a)	169,200	2,350,188

		6,683,819

Engineering & Construction — 1.0%
Aegion Corp. (a)	61,200	1,377,612

Hand & Machine Tools — 0.9%
Regal-Beloit Corp.	19,800	1,283,832

Machinery – Construction & Mining — 1.6%
Terex Corp. (a)	83,500	2,196,050

Machinery – Diversified — 2.6%
Albany International Corp. Class A	47,040	1,551,379
Flowserve Corp.	24,570	1,327,026
Zebra Technologies Corp. Class A (a)	17,930	778,879

		3,657,284

Manufacturing — 4.5%
Acuity Brands, Inc.	8,570	647,206
AptarGroup, Inc.	13,250	731,533
Carlisle Cos., Inc.	22,670	1,412,568
ESCO Technologies, Inc.	27,880	902,754
Koppers Holdings, Inc.	14,950	570,791
Matthews International Corp. Class A	32,940	1,241,838
Myers Industries, Inc.	52,400	786,524

		6,293,214

Metal Fabricate & Hardware — 1.0%
Mueller Industries, Inc.	28,660	1,445,324

Packaging & Containers — 0.5%
Greif, Inc. Class A	13,350	703,144

Transportation — 4.3%
Atlas Air Worldwide Holdings, Inc. (a)	22,300	975,848
Bristow Group, Inc.	5,680	371,017
Era Group, Inc. (a)	27,160	710,234
Forward Air Corp.	43,300	1,657,524
Scorpio Tankers, Inc.	167,810	1,506,934
UTI Worldwide, Inc.	49,940	822,512

		6,044,069

Trucking & Leasing — 0.9%
GATX Corp.	26,320	1,248,358

		40,449,868

Technology — 8.5%
Computers — 3.9%
Diebold, Inc.	40,290	1,357,370
Mentor Graphics Corp.	67,300	1,315,715
Mercury Computer Systems, Inc. (a)	65,700	605,754
MICROS Systems, Inc. (a)	27,700	1,195,255
MTS Systems Corp.	16,670	943,522

		5,417,616

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.5%
Brooks Automation, Inc.	129,800	$1,262,954
Diodes, Inc. (a)	34,500	895,965
Fairchild Semiconductor International, Inc. (a)	68,800	949,440
Maxim Integrated Products, Inc.	37,040	1,028,971
Photronics, Inc. (a)	92,900	748,774

		4,886,104

Software — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	63,410	820,526
Verint Systems, Inc. (a)	21,300	755,511

		1,576,037

		11,879,757

Utilities — 3.2%
Electric — 0.9%
UNS Energy Corp.	15,110	675,870
Westar Energy, Inc.	17,570	561,537

		1,237,407

Gas — 2.3%
Atmos Energy Corp.	17,100	702,126
The Laclede Group, Inc.	14,100	643,806
New Jersey Resources Corp.	7,210	299,431
UGI Corp.	25,640	1,002,781
WGL Holdings, Inc.	12,960	560,131

		3,208,275

		4,445,682

TOTAL COMMON STOCK (Cost $105,024,476)		136,763,564

TOTAL EQUITIES (Cost $105,024,476)		136,763,564

TOTAL LONG-TERM INVESTMENTS (Cost $105,024,476)		136,763,564

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$3,012,952	3,012,952

TOTAL SHORT-TERM INVESTMENTS (Cost $3,012,952)		3,012,952

Value
TOTAL INVESTMENTS — 99.9% (Cost $108,037,428) (c)	$139,776,516

Other Assets/(Liabilities) — 0.1%	103,553

NET ASSETS — 100.0%	$139,880,069

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,012,954. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,075,166.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 6.8%
Chemicals — 2.8%
American Vanguard Corp.	70,500	$1,651,815
Axiall Corp.	47,100	2,005,518
Cabot Corp.	32,140	1,202,679
Huntsman Corp.	96,460	1,597,377
Innospec, Inc.	92,000	3,696,560
Minerals Technologies, Inc.	41,600	1,719,744
OM Group, Inc. (a)	49,610	1,533,941
The Valspar Corp.	13,425	868,195

		14,275,829

Forest Products & Paper — 2.1%
Deltic Timber Corp.	34,000	1,965,880
Potlatch Corp.	64,400	2,604,336
Wausau Paper Corp.	107,200	1,222,080
Clearwater Paper Corp. (a)	49,100	2,310,646
Domtar Corp.	15,500	1,030,750
KapStone Paper and Packaging Corp.	50,310	2,021,456

		11,155,148

Iron & Steel — 0.6%
Carpenter Technology Corp.	47,100	2,122,797
Schnitzer Steel Industries, Inc. Class A	32,300	755,174

		2,877,971

Mining — 1.3%
AMCOL International Corp.	66,115	2,095,184
Royal Gold, Inc.	28,200	1,186,656
Stillwater Mining Co. (a) (b)	122,200	1,312,428
Franco-Nevada Corp.	30,700	1,099,035
North American Palladium Ltd. (a) (b)	415,700	411,543
Coeur d’Alene Mines Corp. (a)	55,085	732,631

		6,837,477

		35,146,425

Communications — 4.3%
Internet — 0.8%
Digital River, Inc. (a)	19,740	370,520
HomeAway, Inc. (a)	41,110	1,329,497
Safeguard Scientifics, Inc. (a)	127,300	2,043,165
Sapient Corp. (a)	32,101	419,239

		4,162,421

Media — 0.9%
The Dolan Co. (a) (b)	82,600	134,638
The New York Times Co. Class A (a)	143,100	1,582,686
Saga Communications, Inc. Class A	38,099	1,749,125

	Number of Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	112,535	$1,160,236

		4,626,685

Telecommunications — 2.6%
Anixter International, Inc. (a)	21,060	1,596,559
Black Box Corp.	33,780	855,310
Finisar Corp. (a)	99,289	1,682,948
Iridium Communications, Inc. (a) (b)	142,475	1,105,606
Ixia (a)	119,200	2,193,280
Premiere Global Services, Inc. (a)	125,600	1,515,992
RF Micro Devices, Inc. (a)	333,095	1,782,058
SBA Communications Corp. Class A (a)	9,080	673,010
Sonus Networks, Inc. (a)	287,300	864,773
Symmetricom, Inc. (a)	68,420	307,206
ViaSat, Inc. (a)	14,675	1,048,675

		13,625,417

		22,414,523

Consumer, Cyclical — 11.9%
Airlines — 0.7%
Alaska Air Group, Inc. (a)	66,600	3,463,200

Apparel — 1.1%
Crocs, Inc. (a)	119,555	1,972,657
The Jones Group, Inc.	130,950	1,800,563
Skechers U.S.A., Inc. Class A (a)	60,335	1,448,643
True Religion Apparel, Inc.	14,200	449,572

		5,671,435

Automotive & Parts — 0.3%
Modine Manufacturing Co. (a)	112,900	1,228,352
Spartan Motors, Inc.	91,980	562,918

		1,791,270

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (a)	135,900	5,147,892
Pool Corp.	61,600	3,228,456

		8,376,348

Entertainment — 1.2%
Ascent Media Corp. Series A (a)	26,500	2,068,855
International Speedway Corp. Class A	15,795	497,069
Lions Gate Entertainment Corp. (a) (b)	58,695	1,612,351
National CineMedia, Inc.	37,125	627,041
Vail Resorts, Inc.	18,900	1,162,728

		5,968,044

Home Builders — 1.4%
M/I Homes, Inc. (a)	41,400	950,544
Meritage Home Corp. (a)	82,805	3,590,425

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standard Pacific Corp. (a) (b)	116,295	$968,737
Winnebago Industries, Inc. (a)	95,400	2,002,446

		7,512,152

Home Furnishing — 0.9%
Ethan Allen Interiors, Inc. (b)	42,300	1,218,240
La-Z-Boy, Inc.	98,915	2,005,007
Stanley Furniture Co., Inc. (a)	38,700	154,800
Tempur Sealy International, Inc. (a)	25,825	1,133,718

		4,511,765

Leisure Time — 0.4%
Brunswick Corp.	33,700	1,076,715
LIFE TIME FITNESS, Inc. (a)	15,200	761,672

		1,838,387

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	132,200	1,607,552

Retail — 3.2%
Aeropostale, Inc. (a)	71,935	992,703
Body Central Corp. (a)	96,315	1,282,916
Cash America International, Inc.	12,991	590,571
Fred’s, Inc. Class A	58,300	903,067
Genesco, Inc. (a)	21,920	1,468,421
Haverty Furniture Cos., Inc.	85,800	1,974,258
MarineMax, Inc. (a)	79,800	904,134
The Men’s Wearhouse, Inc.	61,000	2,308,850
Red Robin Gourmet Burgers, Inc. (a)	14,700	811,146
Select Comfort Corp. (a)	65,205	1,634,037
Stein Mart, Inc.	137,700	1,879,605
Vera Bradley, Inc. (a) (b)	89,985	1,949,075

		16,698,783

Textiles — 0.7%
Culp, Inc.	58,900	1,024,271
G&K Services, Inc. Class A	51,100	2,432,360

		3,456,631

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (b)	59,555	669,994

		61,565,561

Consumer, Non-cyclical — 11.9%
Agriculture — 0.1%
Alliance One International, Inc. (a)	168,800	641,440

Biotechnology — 0.6%
Alkermes PLC (a)	54,240	1,555,603
InterMune, Inc. (a) (b)	42,505	408,898
Momenta Pharmaceuticals, Inc. (a)	69,300	1,043,658

		3,008,159

Commercial Services — 4.4%
Aaron’s, Inc.	206,590	5,786,586
Electro Rent Corp.	115,900	1,945,961
FTI Consulting, Inc. (a)	21,700	713,713

	Number of Shares	Value
Global Payments, Inc.	13,030	$603,549
Landauer, Inc.	19,000	917,890
McGrath RentCorp	95,800	3,272,528
Navigant Consulting, Inc. (a)	105,000	1,260,000
On Assignment, Inc. (a)	83,100	2,220,432
PHH Corp. (a)	43,650	889,587
Rent-A-Center, Inc. (b)	65,345	2,453,705
TrueBlue, Inc. (a)	67,955	1,430,453
United Rentals, Inc. (a)	30,245	1,509,528

		23,003,932

Foods — 1.3%
Fresh Del Monte Produce, Inc.	48,485	1,351,762
Nash Finch Co.	44,700	983,847
Spartan Stores, Inc.	40,345	743,962
TreeHouse Foods, Inc. (a)	31,070	2,036,328
United Natural Foods, Inc. (a)	12,140	655,438
WhiteWave Foods Co. Class A (a) (b)	68,800	1,118,000

		6,889,337

Health Care – Products — 1.8%
Alere, Inc. (a)	34,290	840,105
Cantel Medical Corp.	16,385	554,960
Invacare Corp.	1,600	22,976
Meridian Bioscience, Inc. (b)	24,470	526,105
Merit Medical Systems, Inc. (a)	82,721	922,339
Quidel Corp. (a) (b)	58,500	1,493,505
Tornier BV (a)	32,730	572,775
West Pharmaceutical Services, Inc.	45,500	3,196,830
Wright Medical Group, Inc. (a)	50,690	1,328,585

		9,458,180

Health Care – Services — 1.6%
Amedisys, Inc. (a)	16,485	191,556
Community Health Systems, Inc.	17,720	830,713
Covance, Inc. (a)	8,835	672,697
Healthways, Inc. (a)	25,600	444,928
Magellan Health Services, Inc. (a)	22,765	1,276,661
MEDNAX, Inc. (a)	8,489	777,423
National Healthcare Corp.	37,300	1,782,940
Triple-S Management Corp. Class B (a)	51,439	1,104,395
Universal Health Services, Inc. Class B	20,280	1,357,949

		8,439,262

Household Products — 1.1%
Acco Brands Corp. (a)	181,040	1,151,414
Avery Dennison Corp.	54,260	2,320,158
CSS Industries, Inc.	51,000	1,271,430
Helen of Troy Ltd. (a)	17,370	666,487
The Scotts Miracle-Gro Co. Class A (b)	9,870	476,820

		5,886,309

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 0.7%
Cubist Pharmaceuticals, Inc. (a)	18,295	$883,649
Impax Laboratories, Inc. (a)	24,475	488,276
The Medicines Co. (a)	33,480	1,029,845
ViroPharma Inc (a)	37,425	1,072,226

		3,473,996

Textiles — 0.3%
Fifth & Pacific Cos., Inc. (a)	54,900	1,226,466

		62,027,081

Energy — 5.6%
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	61,300	1,010,224

Oil & Gas — 3.0%
Alon USA Energy, Inc.	82,550	1,193,673
Atwood Oceanics, Inc. (a)	26,100	1,358,505
Comstock Resources, Inc.	89,000	1,399,970
Halcon Resources Corp. (a) (b)	341,595	1,936,843
Hercules Offshore, Inc. (a)	89,700	631,488
Northern Oil and Gas, Inc. (a) (b)	107,100	1,428,714
Oasis Petroleum, Inc. (a)	71,400	2,775,318
PDC Energy, Inc. (a)	32,400	1,667,952
Resolute Energy Corp. (a)	108,560	866,309
SandRidge Energy, Inc. (a) (b)	177,580	845,281
Swift Energy Co. (a)	102,075	1,223,879

		15,327,932

Oil & Gas Services — 2.3%
C&J Energy Services, Inc. (a) (b)	39,100	757,367
CARBO Ceramics, Inc. (b)	16,700	1,126,081
Core Laboratories NV	7,255	1,100,293
Lufkin Industries, Inc.	16,040	1,419,059
Newpark Resources, Inc. (a)	63,379	696,535
Superior Energy Services, Inc. (a)	38,735	1,004,786
TETRA Technologies, Inc. (a)	120,000	1,231,200
Tidewater, Inc.	62,355	3,552,365
Willbros Group, Inc. (a)	212,715	1,306,070

		12,193,756

Pipelines — 0.1%
ONEOK, Inc.	16,335	674,799

		29,206,711

Financial — 26.2%
Banks — 7.9%
City Holding Co. (b)	27,900	1,086,705
Columbia Banking System, Inc.	42,700	1,016,687
East West Bancorp, Inc.	204,685	5,628,838
F.N.B. Corp.	200,250	2,419,020
First Commonwealth Financial Corp.	185,910	1,370,157
FirstMerit Corp.	93,582	1,874,447
Glacier Bancorp, Inc.	111,500	2,474,185
Home Bancshares, Inc.	142,400	3,698,128

	Number of Shares	Value
Independent Bank Corp.	30,415	$1,049,318
Old National Bancorp	141,680	1,959,434
Sandy Spring Bancorp, Inc.	60,500	1,308,010
Signature Bank (a)	26,500	2,200,030
Sterling Financial Corp.	44,450	1,057,021
Susquehanna Bancshares, Inc.	274,960	3,533,236
SVB Financial Group (a)	57,500	4,790,900
Synovus Financial Corp.	298,785	872,452
Trustmark Corp.	25,674	631,067
United Bankshares, Inc. (b)	23,841	630,594
Wintrust Financial Corp.	92,255	3,531,521

		41,131,750

Diversified Financial — 1.5%
Eaton Vance Corp.	15,622	587,231
JMP Group, Inc.	57,900	384,456
Ocwen Financial Corp. (a)	38,800	1,599,336
Piper Jaffray Cos., Inc. (a)	21,500	679,615
Raymond James Financial, Inc.	17,968	772,265
Stifel Financial Corp. (a)	113,000	4,030,710

		8,053,613

Insurance — 6.4%
American Equity Investment Life Holding Co.	170,554	2,677,698
Argo Group International Holdings Ltd.	52,000	2,204,280
Assured Guaranty Ltd.	53,200	1,173,592
CNO Financial Group, Inc.	290,285	3,762,094
Employers Holdings, Inc.	48,700	1,190,715
First American Financial Corp.	22,240	490,170
The Hanover Insurance Group, Inc.	47,710	2,334,450
Maiden Holdings Ltd.	201,110	2,256,454
Markel Corp. (a)	4,685	2,468,761
Meadowbrook Insurance Group, Inc.	170,600	1,369,918
National Interstate Corp.	77,000	2,252,250
ProAssurance Corp.	141,770	7,394,723
Protective Life Corp.	19,840	762,054
Radian Group, Inc. (b)	125,480	1,458,078
Reinsurance Group of America, Inc. Class A	10,855	750,189
State Auto Financial Corp. Class A	10,855	197,235
United Fire Group, Inc.	19,994	496,451

		33,239,112

Investment Companies — 0.4%
American Capital Ltd. (a)	93,570	1,185,532
Ares Capital Corp.	45,500	782,600

		1,968,132

Real Estate — 0.2%
Terreno Realty Corp.	59,100	1,095,123

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 8.6%
Acadia Realty Trust	70,900	$1,750,521
Associated Estates Realty Corp. (b)	104,715	1,683,817
BioMed Realty Trust, Inc.	69,655	1,409,121
CapLease, Inc.	208,980	1,763,791
CBL & Associates Properties, Inc.	116,700	2,499,714
Cedar Realty Trust, Inc.	130,300	674,954
FelCor Lodging Trust, Inc. (a)	288,875	1,707,251
First Potomac Realty Trust	262,541	3,428,785
Kilroy Realty Corp.	55,400	2,936,754
LaSalle Hotel Properties	79,800	1,971,060
Lexington Realty Trust (b)	122,310	1,428,581
LTC Properties, Inc.	37,655	1,470,428
Medical Properties Trust, Inc.	46,086	659,952
MFA Financial, Inc.	340,980	2,881,281
Mid-America Apartment Communities, Inc.	23,640	1,602,083
New Residential Investment Corp.	252,230	1,700,030
Newcastle Investment Corp.	252,230	1,319,163
NorthStar Realty Finance Corp. (b)	214,875	1,955,362
Pebblebrook Hotel Trust	85,200	2,202,420
PS Business Parks, Inc.	7,600	548,492
Saul Centers, Inc.	33,300	1,480,518
Select, Inc. REIT	46,980	1,317,319
Starwood Property Trust, Inc.	129,545	3,206,239
Sun Communities, Inc.	33,600	1,671,936
Washington Real Estate Investment Trust	46,200	1,243,242

		44,512,814

Savings & Loans — 1.2%
Astoria Financial Corp.	28,280	304,858
Brookline Bancorp, Inc.	127,890	1,110,085
First Niagara Financial Group, Inc.	208,790	2,102,515
Flushing Financial Corp.	89,695	1,475,483
Investors Bancorp, Inc.	50,095	1,056,003

		6,048,944

		136,049,488

Industrial — 20.8%
Aerospace & Defense — 1.5%
Kaman Corp.	46,200	1,596,672
Kratos Defense & Security Solutions, Inc. (a)	128,300	831,384
Moog, Inc. Class A (a)	11,398	587,339
Orbital Sciences Corp. (a)	126,030	2,189,141
Teledyne Technologies, Inc. (a)	8,484	656,237
Triumph Group, Inc.	24,550	1,943,133

		7,803,906

Building Materials — 1.9%
Comfort Systems USA, Inc.	75,100	1,120,492
Drew Industries, Inc.	75,700	2,976,524
Gibraltar Industries, Inc. (a)	98,100	1,428,336

	Number of Shares	Value
Quanex Building Products Corp.	57,400	$966,616
Texas Industries, Inc. (a) (b)	16,600	1,081,324
Universal Forest Products, Inc.	41,100	1,640,712
USG Corp. (a) (b)	41,380	953,809

		10,167,813

Electrical Components & Equipment — 1.9%
Advanced Energy Industries, Inc. (a)	154,730	2,693,849
Belden, Inc.	56,100	2,801,073
EnerSys	18,410	902,826
Littelfuse, Inc.	48,960	3,652,906

		10,050,654

Electronics — 2.3%
Analogic Corp.	19,400	1,412,902
Checkpoint Systems, Inc. (a)	25,415	360,639
Coherent, Inc.	10,036	552,683
CTS Corp.	45,185	616,323
Electro Scientific Industries, Inc.	103,900	1,117,964
Fabrinet (a)	84,400	1,181,600
Itron, Inc. (a)	12,190	517,222
Methode Electronics, Inc.	45,100	767,151
Newport Corp. (a)	69,900	973,707
Sanmina Corp. (a)	137,130	1,967,815
Woodward, Inc.	63,900	2,556,000

		12,024,006

Engineering & Construction — 1.0%
Aegion Corp. (a)	147,960	3,330,580
Foster Wheeler AG (a)	60,835	1,320,728
URS Corp.	10,315	487,074

		5,138,382

Environmental Controls — 0.9%
Mine Safety Appliances Co.	50,200	2,336,810
Waste Connections, Inc.	53,550	2,203,047

		4,539,857

Hand & Machine Tools — 0.7%
Franklin Electric Co., Inc.	74,395	2,503,392
Snap-on, Inc.	10,560	943,853

		3,447,245

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	31,200	1,069,848
Terex Corp. (a)	37,105	975,861

		2,045,709

Machinery – Diversified — 2.3%
Altra Holdings, Inc.	48,280	1,321,906
Briggs & Stratton Corp.	75,765	1,500,147
Cognex Corp.	21,000	949,620
IDEX Corp.	43,900	2,362,259
The Manitowoc Co., Inc.	62,355	1,116,778
Nordson Corp.	53,800	3,728,878

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Proto Labs, Inc. (a) (b)	13,600	$883,592

		11,863,180

Manufacturing — 2.4%
AptarGroup, Inc.	65,900	3,638,339
Barnes Group, Inc.	54,840	1,644,652
Harsco Corp.	90,365	2,095,564
Hexcel Corp. (a)	34,545	1,176,257
Matthews International Corp. Class A	61,800	2,329,860
Myers Industries, Inc.	109,400	1,642,094

		12,526,766

Metal Fabricate & Hardware — 0.8%
Circor International, Inc.	35,300	1,795,358
RBC Bearings, Inc. (a)	14,500	753,275
Sun Hydraulics Corp.	32,200	1,007,216
The Timken Co.	15,150	852,642

		4,408,491

Transportation — 4.7%
Bristow Group, Inc.	17,592	1,149,110
Con-way, Inc.	49,920	1,944,883
GasLog Ltd.	119,900	1,534,720
Genesee & Wyoming, Inc. Class A (a)	59,800	5,073,432
Hub Group, Inc. Class A (a)	47,200	1,719,024
Kirby Corp. (a)	55,200	4,390,608
Landstar System, Inc.	99,600	5,129,400
Teekay Corp.	54,975	2,233,634
Teekay Tankers Ltd. Class A (b)	199,100	523,633
Universal Truckload Services, Inc. (a)	26,500	638,915

		24,337,359

		108,353,368

Technology — 5.5%
Computers — 0.8%
j2 Global, Inc. (b)	34,395	1,462,132
Quantum Corp. (a)	874,140	1,197,572
Riverbed Technology, Inc. (a)	72,690	1,131,056
Xyratex Ltd.	54,400	547,264

		4,338,024

Retail — 0.1%
Insight Enterprises, Inc. (a)	35,335	626,843

Semiconductors — 3.0%
ATMI, Inc. (a)	43,500	1,028,775
Brooks Automation, Inc. (b)	172,650	1,679,885
Cabot Microelectronics Corp. (a)	75,930	2,506,449
Cypress Semiconductor Corp. (b)	131,845	1,414,697
Entegris, Inc. (a)	185,090	1,737,995
Fairchild Semiconductor International, Inc. (a)	120,815	1,667,247

	Number of Shares	Value
International Rectifier Corp. (a)	3,176	$66,505
Lattice Semiconductor Corp. (a)	189,265	959,574
Teradyne, Inc. (a)	106,300	1,867,691
Tessera Technologies, Inc.	84,325	1,753,960
TriQuint Semiconductor, Inc. (a)	126,140	874,150

		15,556,928

Software — 1.6%
Accelrys, Inc. (a)	61,000	512,400
CSG Systems International, Inc. (a)	29,680	644,056
Progress Software Corp. (a)	95,350	2,194,003
Seachange International, Inc. (a)	54,400	637,024
SYNNEX Corp. (a)	53,400	2,257,752
Take-Two Interactive Software, Inc. (a)	66,470	995,056
Verint Systems, Inc. (a)	24,985	886,218

		8,126,509

		28,648,304

Utilities — 4.7%
Electric — 3.4%
Black Hills Corp.	30,700	1,496,625
Cleco Corp.	128,955	5,987,381
El Paso Electric Co.	59,400	2,097,414
IDACORP, Inc.	75,590	3,610,178
NorthWestern Corp.	39,500	1,576,050
Pike Electric Corp.	68,100	837,630
Portland General Electric Co.	53,420	1,634,118
UNS Energy Corp.	7,100	317,583

		17,556,979

Gas — 1.3%
Atmos Energy Corp.	52,215	2,143,948
PNM Resources, Inc.	54,500	1,209,355
South Jersey Industries, Inc.	12,187	699,656
Southwest Gas Corp.	45,200	2,114,908
WGL Holdings, Inc.	12,569	543,232

		6,711,099

		24,268,078

TOTAL COMMON STOCK (Cost $395,164,693)		507,679,539

TOTAL EQUITIES (Cost $395,164,693)		507,679,539

MUTUAL FUNDS — 6.7%
Diversified Financial — 6.7%
iShares Russell 2000 Value Index Fund (b)	13,600	1,168,240
State Street Navigator Securities Lending Prime Portfolio (c)	33,322,284	33,322,284

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Reserve Investment Fund	179,863	$179,863

TOTAL MUTUAL FUNDS (Cost $34,366,205)		34,670,387

TOTAL LONG-TERM INVESTMENTS (Cost $429,530,898)		542,349,926

	Principal Amount

SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$12,137,867	12,137,867

Time Deposits — 0.2%
Euro Time Deposit 0.010% 7/01/13	1,088,100	1,088,100

TOTAL SHORT-TERM INVESTMENTS (Cost $13,225,967)		13,225,967

TOTAL INVESTMENTS — 106.9% (Cost $442,756,865) (e)		555,575,893

Other Assets/(Liabilities) — (6.9)%		(35,686,474)

NET ASSETS — 100.0%		$519,889,419

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $32,251,490. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,137,877. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/01/25 – 12/01/26, and an aggregate market value, including accrued interest, of $12,386,278.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 5.1%
Chemicals — 2.6%
Albemarle Corp.	8,709	$542,484
Ashland, Inc.	7,265	606,627
Cabot Corp.	5,976	223,622
Cytec Industries, Inc.	4,164	305,013
Intrepid Potash, Inc.	5,379	102,470
Minerals Technologies, Inc.	3,459	142,995
NewMarket Corp. (a)	1,052	276,213
Olin Corp.	7,866	188,155
RPM International, Inc.	13,092	418,158
Sensient Technologies Corp.	4,995	202,148
The Valspar Corp.	8,077	522,339

		3,530,224

Forest Products & Paper — 1.3%
Domtar Corp.	3,317	220,580
Potlatch Corp.	3,970	160,547
Rayonier, Inc.	12,468	690,603
Rock-Tenn Co. Class A	7,116	710,746

		1,782,476

Iron & Steel — 0.8%
Carpenter Technology Corp.	4,419	199,165
Reliance Steel & Aluminum Co.	7,563	495,830
Steel Dynamics, Inc.	21,811	325,202

		1,020,197

Mining — 0.4%
Compass Minerals International, Inc.	3,309	279,710
Royal Gold, Inc.	6,453	271,542

		551,252

		6,884,149

Communications — 4.2%
Advertising — 0.2%
Lamar Advertising Co. Class A (b)	5,520	239,568

Internet — 1.5%
AOL, Inc.	7,667	279,692
Equinix, Inc. (b)	4,879	901,249
Rackspace Hosting, Inc. (b)	10,930	414,138
TIBCO Software, Inc. (b)	15,430	330,202
ValueClick, Inc. (b)	7,155	176,585

		2,101,866

Media — 1.0%
AMC Networks, Inc. (b)	5,739	375,388
FactSet Research Systems, Inc. (a)	3,986	406,333
John Wiley & Sons, Inc. Class A	4,606	184,654
Meredith Corp. (a)	3,550	169,335
The New York Times Co. Class A (b)	12,102	133,848

	Number of Shares	Value
Scholastic Corp.	2,602	$76,213

		1,345,771

Telecommunications — 1.5%
ADTRAN, Inc. (a)	5,859	144,190
Ciena Corp. (b)	9,994	194,084
InterDigital, Inc. (a)	4,041	180,431
NeuStar, Inc. Class A (b)	6,480	315,446
Plantronics, Inc.	4,283	188,109
Polycom, Inc. (b)	16,991	179,085
RF Micro Devices, Inc. (b)	27,611	147,719
Telephone & Data Systems, Inc.	10,009	246,722
tw telecom, Inc. (b)	14,900	419,286

		2,015,072

		5,702,277

Consumer, Cyclical — 12.6%
Airlines — 0.4%
Alaska Air Group, Inc. (b)	6,957	361,764
JetBlue Airways Corp. (a) (b)	22,214	139,948

		501,712

Apparel — 0.9%
Ascena Retail Group, Inc. (b)	12,657	220,865
Carter’s, Inc.	5,057	374,572
Deckers Outdoor Corp. (a) (b)	3,379	170,673
Under Armour, Inc. Class A (b)	7,689	459,110

		1,225,220

Auto Manufacturers — 0.2%
Oshkosh Corp. (b)	8,702	330,415

Distribution & Wholesale — 1.3%
Ingram Micro, Inc. Class A (b)	15,066	286,103
LKQ Corp. (b)	29,537	760,578
Owens & Minor, Inc. (a)	6,311	213,501
Tech Data Corp. (b)	3,707	174,563
Watsco, Inc.	2,958	248,354

		1,683,099

Entertainment — 0.6%
Bally Technologies, Inc. (b)	3,855	217,499
Cinemark Holdings, Inc.	10,024	279,870
DreamWorks Animation SKG, Inc. Class A (a) (b)	7,066	181,314
International Speedway Corp. Class A	2,505	78,832
Scientific Games Corp. Class A (b)	5,173	58,196

		815,711

Home Builders — 1.1%
KB Home	8,065	158,316
M.D.C. Holdings, Inc.	3,853	125,261
NVR, Inc. (b)	465	428,730
Thor Industries, Inc.	4,319	212,408

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toll Brothers, Inc. (b)	14,893	$485,959

		1,410,674

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	5,970	262,083

Leisure Time — 0.7%
LIFE TIME FITNESS, Inc. (b)	3,894	195,128
Polaris Industries, Inc.	6,322	600,590
WMS Industries, Inc. (b)	5,413	138,086

		933,804

Office Furnishings — 0.2%
Herman Miller, Inc.	5,749	155,625
HNI Corp.	4,537	163,650

		319,275

Retail — 6.5%
Advance Auto Parts, Inc.	7,220	586,047
Aeropostale, Inc. (b)	7,786	107,447
American Eagle Outfitters, Inc.	17,333	316,501
ANN, Inc. (b)	4,648	154,314
Barnes & Noble, Inc. (a) (b)	3,697	59,004
Big Lots, Inc. (b)	5,799	182,842
Bob Evans Farms, Inc.	2,757	129,524
Brinker International, Inc.	6,935	273,447
Cabela’s, Inc. (b)	4,599	297,831
The Cheesecake Factory, Inc.	4,892	204,926
Chico’s FAS, Inc.	15,996	272,892
Copart, Inc. (b)	10,540	324,632
CST Brands, Inc. (a) (b)	5,906	181,964
Dick’s Sporting Goods, Inc.	9,908	495,995
Domino’s Pizza, Inc.	5,565	323,605
Foot Locker, Inc.	14,887	522,980
Guess?, Inc.	6,016	186,676
Hanesbrands, Inc.	9,755	501,602
HSN, Inc.	3,536	189,954
MSC Industrial Direct Co., Inc. Class A	4,633	358,872
Office Depot, Inc. (a) (b)	28,364	109,769
Panera Bread Co. Class A (b)	2,775	515,984
Regis Corp.	5,643	92,658
Saks, Inc. (a) (b)	10,009	136,523
Signet Jewelers Ltd.	8,001	539,507
Tractor Supply Co.	6,903	811,862
The Wendy’s Co.	27,735	161,695
Williams-Sonoma, Inc.	8,528	476,630
World Fuel Services Corp.	7,176	286,896

		8,802,579

Textiles — 0.5%
Mohawk Industries, Inc. (b)	6,021	677,302

		16,961,874

	Number of Shares	Value
Consumer, Non-cyclical — 17.7%
Agriculture — 0.1%
Universal Corp. (a)	2,308	$133,518

Beverages — 0.7%
Green Mountain Coffee Roasters, Inc. (b)	12,246	919,185

Biotechnology — 1.6%
Bio-Rad Laboratories, Inc. Class A (b)	2,007	225,185
Charles River Laboratories International, Inc. (b)	4,843	198,708
Vertex Pharmaceuticals, Inc. (b)	21,895	1,748,754

		2,172,647

Commercial Services — 5.3%
Aaron’s, Inc.	6,907	193,465
Alliance Data Systems Corp. (b)	4,862	880,168
Apollo Group, Inc. Class A (b)	9,900	175,428
Convergys Corp.	10,429	181,777
CoreLogic, Inc. (b)	9,421	218,285
The Corporate Executive Board Co.	3,339	211,092
Corrections Corporation of America	11,403	386,220
Deluxe Corp.	4,987	172,799
DeVry, Inc.	5,592	173,464
Donnelley (R.R.) & Sons Co. (a)	17,961	251,634
FTI Consulting, Inc. (b)	4,028	132,481
Gartner, Inc. (b)	9,268	528,183
Global Payments, Inc.	7,634	353,607
HMS Holdings Corp. (b)	8,708	202,896
Lender Processing Services, Inc.	8,449	273,325
Manpower, Inc.	7,625	417,850
Monster Worldwide, Inc. (b)	11,497	56,450
Rent-A-Center, Inc. (a)	5,696	213,885
Rollins, Inc.	6,483	167,910
Service Corp. International	20,906	376,935
Sotheby’s	6,743	255,627
Strayer Education, Inc. (a)	1,044	50,978
Towers Watson & Co. Class A	5,582	457,389
United Rentals, Inc. (b)	9,319	465,111
Valassis Communications, Inc. (a)	3,917	96,319
WEX, Inc. (b)	3,844	294,835

		7,188,113

Foods — 2.3%
Dean Foods Co. (b)	18,625	186,623
Flowers Foods, Inc.	17,050	375,953
Harris Teeter Supermarkets, Inc.	4,928	230,926
Hillshire Brands Co.	12,165	402,418
Ingredion, Inc.	7,650	501,993
Lancaster Colony Corp.	1,909	148,883
Post Holdings, Inc. (b)	3,231	141,065
Smithfield Foods, Inc. (b)	12,364	404,921
SUPERVALU, Inc. (a)	19,806	123,193
Tootsie Roll Industries, Inc. (a)	2,036	64,704

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Natural Foods, Inc. (b)	4,896	$264,335
WhiteWave Foods Co. Class A (a) (b)	13,791	224,104

		3,069,118

Health Care – Products — 3.0%
The Cooper Cos., Inc.	4,811	572,749
Henry Schein, Inc. (b)	8,636	826,897
Hill-Rom Holdings, Inc.	5,909	199,015
Hologic, Inc. (b)	26,620	513,766
IDEXX Laboratories, Inc. (b)	5,352	480,503
Masimo Corp.	5,017	106,360
ResMed, Inc. (a)	14,072	635,069
Steris Corp.	5,825	249,776
Techne Corp.	3,396	234,596
Thoratec Corp. (b)	5,664	177,340

		3,996,071

Health Care – Services — 2.2%
Community Health Systems, Inc.	9,318	436,828
Covance, Inc. (b)	5,527	420,826
Health Management Associates, Inc. Class A (b)	25,646	403,155
Health Net, Inc. (b)	7,891	251,092
LifePoint Hospitals, Inc. (b)	4,675	228,327
MEDNAX, Inc. (b)	4,950	453,321
Universal Health Services, Inc. Class B	8,813	590,118
WellCare Health Plans, Inc. (b)	4,309	239,365

		3,023,032

Household Products — 1.4%
Church & Dwight Co., Inc.	13,638	841,601
Jarden Corp. (b)	9,998	437,413
The Scotts Miracle-Gro Co. Class A (a)	3,816	184,351
Tupperware Brands Corp.	5,228	406,163

		1,869,528

Pharmaceuticals — 1.1%
Endo Health Solutions, Inc. (b)	11,084	407,780
Omnicare, Inc.	10,351	493,846
United Therapeutics Corp. (b)	4,575	301,127
VCA Antech, Inc. (b)	8,818	230,062

		1,432,815

		23,804,027

Energy — 5.3%
Coal — 0.1%
Alpha Natural Resources, Inc. (b)	21,802	114,242
Arch Coal, Inc. (a)	21,156	79,970

		194,212

Oil & Gas — 1.8%
Atwood Oceanics, Inc. (b)	5,668	295,019

	Number of Shares	Value
Bill Barrett Corp. (a) (b)	4,801	$97,076
Cimarex Energy Co.	8,543	555,210
Patterson-UTI Energy, Inc.	14,497	280,589
Questar Corp.	17,336	413,464
Rosetta Resources, Inc. (b)	6,029	256,353
SM Energy Co.	6,553	393,049
Unit Corp. (b)	4,291	182,711

		2,473,471

Oil & Gas Services — 3.0%
CARBO Ceramics, Inc. (a)	1,949	131,421
Dresser-Rand Group, Inc. (b)	7,523	451,230
Dril-Quip, Inc. (b)	3,618	326,669
Helix Energy Solutions Group, Inc. (b)	9,803	225,861
HollyFrontier Corp.	20,100	859,878
Oceaneering International, Inc.	10,692	771,962
Oil States International, Inc. (b)	5,433	503,313
Superior Energy Services, Inc. (b)	15,768	409,022
Tidewater, Inc.	4,910	279,723

		3,959,079

Pipelines — 0.4%
National Fuel Gas Co.	8,257	478,493

		7,105,255

Financial — 21.3%
Banks — 4.1%
Associated Banc-Corp.	16,662	259,094
BancorpSouth, Inc.	8,226	145,600
Bank of Hawaii Corp.	4,470	224,930
Cathay General Bancorp	7,235	147,232
City National Corp.	4,704	298,093
Commerce Bancshares, Inc.	7,637	332,668
Cullen/Frost Bankers, Inc. (a)	5,888	393,142
East West Bancorp, Inc.	13,434	369,435
First Horizon National Corp.	23,641	264,779
FirstMerit Corp.	16,363	327,751
Fulton Financial Corp.	19,414	222,873
Hancock Holding Co.	8,448	254,031
International Bancshares Corp.	5,408	122,113
Prosperity Bancshares, Inc.	4,675	242,118
Signature Bank (b)	4,665	387,288
SVB Financial Group (b)	4,450	370,774
Synovus Financial Corp.	78,547	229,357
TCF Financial Corp.	16,229	230,127
Trustmark Corp.	6,599	162,204
Valley National Bancorp (a)	19,549	185,129
Webster Financial Corp.	8,965	230,221
Westamerica Bancorp. (a)	2,694	123,089

		5,522,048

Diversified Financial — 2.3%
Affiliated Managers Group, Inc. (b)	5,218	855,439
CBOE Holdings, Inc.	8,660	403,903
Eaton Vance Corp.	12,015	451,644

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Federated Investors, Inc. Class B (a)	9,343	$256,092
Greenhill & Co., Inc.	2,553	116,774
Janus Capital Group, Inc.	18,753	159,588
Raymond James Financial, Inc.	11,184	480,688
Waddell & Reed Financial, Inc. Class A	8,504	369,924

		3,094,052

Insurance — 4.8%
Alleghany Corp. (b)	1,665	638,211
American Financial Group, Inc.	7,423	363,059
Arthur J. Gallagher & Co.	12,528	547,348
Aspen Insurance Holdings Ltd.	6,715	249,059
Brown & Brown, Inc.	11,695	377,047
Everest Re Group Ltd.	4,938	633,348
Fidelity National Financial, Inc. Class A	21,073	501,748
First American Financial Corp.	10,719	236,247
The Hanover Insurance Group, Inc.	4,370	213,824
HCC Insurance Holdings, Inc.	9,958	429,290
Kemper Corp.	5,347	183,135
Mercury General Corp.	3,572	157,025
Old Republic International Corp.	23,944	308,159
Primerica, Inc.	4,610	172,599
Protective Life Corp.	7,752	297,754
Reinsurance Group of America, Inc. Class A	7,157	494,620
StanCorp Financial Group, Inc.	4,354	215,131
W.R. Berkley Corp.	10,906	445,619

		6,463,223

Investment Companies — 0.2%
Apollo Investment Corp.	22,318	172,741

Real Estate — 0.4%
Alexander & Baldwin, Inc. (b)	4,240	168,540
Jones Lang LaSalle, Inc.	4,359	397,279

		565,819

Real Estate Investment Trusts (REITS) — 8.6%
Alexandria Real Estate Equities, Inc.	6,959	457,345
American Campus Communities, Inc.	10,361	421,278
BioMed Realty Trust, Inc.	18,400	372,232
BRE Properties, Inc.	7,627	381,503
Camden Property Trust	8,378	579,255
Corporate Office Properties Trust	8,532	217,566
Duke Realty Corp.	31,799	495,746
Equity One, Inc.	6,107	138,201
Essex Property Trust, Inc.	3,754	596,586
Extra Space Storage, Inc.	10,257	430,076
Federal Realty Investment Trust	6,448	668,529
Highwoods Properties, Inc.	8,108	288,726
Home Properties, Inc.	5,155	336,982
Hospitality Properties Trust	13,819	363,163
Kilroy Realty Corp.	7,441	394,447

	Number of Shares	Value
Liberty Property Trust	11,878	$439,011
Mack-Cali Realty Corp.	8,339	204,222
National Retail Properties, Inc. (a)	11,708	402,755
OMEGA Healthcare Investors, Inc.	11,497	356,637
Realty Income Corp. (a)	19,406	813,500
Regency Centers Corp.	9,055	460,085
Senior Housing Properties Trust	18,602	482,350
SL Green Realty Corp.	9,058	798,825
Taubman Centers, Inc.	6,304	473,746
UDR, Inc.	24,778	631,591
Weingarten Realty Investors	11,097	341,455

		11,545,812

Savings & Loans — 0.9%
Astoria Financial Corp.	8,070	86,995
First Niagara Financial Group, Inc.	34,932	351,765
New York Community Bancorp, Inc.	43,509	609,126
Washington Federal, Inc.	10,328	194,993

		1,242,879

		28,606,574

Industrial — 18.2%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	3,160	260,163
BE Aerospace, Inc. (b)	10,356	653,256
Esterline Technologies Corp. (b)	3,086	223,087
Exelis, Inc.	18,748	258,535
Triumph Group, Inc.	5,101	403,744

		1,798,785

Building Materials — 1.4%
Eagle Materials, Inc.	4,653	308,354
Fortune Brands Home & Security, Inc.	16,322	632,314
Lennox International, Inc.	4,544	293,270
Louisiana-Pacific Corp. (b)	13,885	205,359
Martin Marietta Materials, Inc.	4,538	446,630

		1,885,927

Electrical Components & Equipment — 1.7%
AMETEK, Inc.	24,062	1,017,823
Energizer Holdings, Inc.	6,152	618,337
General Cable Corp.	4,892	150,429
Hubbell, Inc. Class B	5,280	522,720

		2,309,309

Electronics — 2.5%
Arrow Electronics, Inc. (b)	10,381	413,683
Avnet, Inc. (b)	13,556	455,481
Gentex Corp/MI	14,212	327,587
Itron, Inc. (b)	3,870	164,204
Mettler-Toledo International, Inc. (b)	2,991	601,789
National Instruments Corp.	9,456	264,201
Trimble Navigation Ltd. (b)	25,300	658,053
Vishay Intertechnology, Inc. (b)	12,948	179,848

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	6,016	$240,640

		3,305,486

Engineering & Construction — 0.9%
AECOM Technology Corp. (b)	10,142	322,414
Granite Construction, Inc.	3,557	105,856
KBR, Inc.	14,612	474,890
URS Corp.	7,527	355,425

		1,258,585

Environmental Controls — 0.7%
Clean Harbors, Inc. (b)	5,320	268,820
Mine Safety Appliances Co.	3,072	143,002
Waste Connections, Inc.	12,195	501,702

		913,524

Hand & Machine Tools — 0.8%
Kennametal, Inc.	7,761	301,360
Lincoln Electric Holdings, Inc.	8,201	469,671
Regal-Beloit Corp.	4,468	289,705

		1,060,736

Machinery – Construction & Mining — 0.2%
Terex Corp. (b)	10,995	289,169

Machinery – Diversified — 2.1%
AGCO Corp.	9,622	482,928
Gardner Denver, Inc.	4,880	366,879
Graco, Inc.	6,058	382,926
IDEX Corp.	8,164	439,305
Nordson Corp.	5,565	385,710
Wabtec Corp.	9,511	508,173
Zebra Technologies Corp. Class A (b)	5,071	220,284

		2,786,205

Manufacturing — 2.8%
Acuity Brands, Inc.	4,246	320,658
AptarGroup, Inc.	6,590	363,834
The Brink’s Co.	4,736	120,815
Carlisle Cos., Inc.	6,284	391,556
CLARCOR, Inc.	4,928	257,291
Crane Co.	4,809	288,155
Donaldson Co., Inc.	13,354	476,204
Harsco Corp.	7,922	183,711
ITT Corp.	8,898	261,690
Matthews International Corp. Class A	2,755	103,864
SPX Corp.	4,606	331,540
Teleflex, Inc.	4,067	315,152
Trinity Industries, Inc.	7,855	301,946

		3,716,416

Metal Fabricate & Hardware — 0.8%
Commercial Metals Co.	11,459	169,249
The Timken Co.	7,898	444,500
Valmont Industries, Inc.	2,330	333,400

	Number of Shares	Value
Worthington Industries, Inc.	5,317	$168,602

		1,115,751

Packaging & Containers — 0.9%
Greif, Inc. Class A	2,994	157,694
Packaging Corporation of America	9,718	475,793
Silgan Holdings, Inc.	4,435	208,268
Sonoco Products Co.	10,020	346,391

		1,188,146

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	4,956	279,915

Transportation — 1.7%
Con-way, Inc.	5,586	217,631
Genesee & Wyoming, Inc. Class A (b)	4,898	415,546
J.B. Hunt Transport Services, Inc.	8,950	646,548
Kirby Corp. (b)	5,608	446,060
Landstar System, Inc.	4,628	238,342
Matson, Inc.	4,256	106,400
UTI Worldwide, Inc.	10,228	168,455
Werner Enterprises, Inc. (a)	4,452	107,605

		2,346,587

Trucking & Leasing — 0.2%
GATX Corp.	4,587	217,561

		24,472,102

Technology — 8.7%
Computers — 2.7%
3D Systems Corp. (a) (b)	9,169	402,519
Cadence Design Systems, Inc. (b)	27,983	405,194
Diebold, Inc.	6,322	212,988
DST Systems, Inc.	2,951	192,789
Jack Henry & Associates, Inc.	8,527	401,878
Lexmark International, Inc. Class A (a)	6,196	189,412
Mentor Graphics Corp.	9,282	181,463
MICROS Systems, Inc. (a) (b)	7,778	335,621
NCR Corp. (b)	16,260	536,417
Riverbed Technology, Inc. (b)	16,244	252,757
Synopsys, Inc. (b)	15,194	543,185

		3,654,223

Semiconductors — 2.2%
Atmel Corp. (b)	42,414	311,743
Cree, Inc. (b)	11,666	744,991
Cypress Semiconductor Corp. (a)	13,261	142,290
Fairchild Semiconductor International, Inc. (b)	12,479	172,210
Integrated Device Technology, Inc. (b)	14,451	114,741
International Rectifier Corp. (b)	6,827	142,957
Intersil Corp. Class A	12,665	99,040
Rovi Corp. (b)	10,190	232,740

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semtech Corp. (b)	6,688	$234,281
Silicon Laboratories, Inc. (b)	3,896	161,333
Skyworks Solutions, Inc. (b)	18,992	415,735
SunEdison, Inc. (b)	22,722	185,639

		2,957,700

Software — 3.8%
ACI Worldwide, Inc. (b)	3,966	184,340
Acxiom Corp. (b)	7,268	164,838
Advent Software, Inc. (b)	3,200	112,192
Allscripts Healthcare Solutions, Inc. (b)	17,519	226,696
ANSYS, Inc. (b)	9,216	673,690
Broadridge Financial Solutions, Inc.	11,941	317,392
CommVault Systems, Inc. (b)	4,275	324,430
Compuware Corp.	21,167	219,078
Concur Technologies, Inc. (a) (b)	4,526	368,326
Fair Isaac Corp.	3,575	163,842
Informatica Corp. (b)	10,688	373,866
ManTech International Corp. Class A (a)	2,378	62,113
MSCI, Inc. (b)	11,924	396,711
PTC, Inc. (b)	11,860	290,926
SEI Investments Co.	13,338	379,199
Solarwinds, Inc. (b)	6,122	237,595
Solera Holdings, Inc.	6,823	379,700
VeriFone Systems, Inc. (b)	10,823	181,935

		5,056,869

		11,668,792

Utilities — 4.7%
Electric — 3.0%
Alliant Energy Corp.	10,991	554,166
Black Hills Corp.	4,415	215,231
Cleco Corp.	5,957	276,584
Great Plains Energy, Inc.	15,213	342,901
Hawaiian Electric Industries, Inc. (a)	9,761	247,051
IDACORP, Inc.	4,990	238,323
MDU Resources Group, Inc.	18,673	483,818
NV Energy, Inc.	23,268	545,867
OGE Energy Corp.	9,791	667,746
Westar Energy, Inc.	12,572	401,801

		3,973,488

Gas — 1.4%
Atmos Energy Corp.	8,964	368,062
Energen Corp.	7,147	373,502
PNM Resources, Inc.	7,830	173,748
UGI Corp.	11,211	438,462
Vectren Corp.	8,168	276,323
WGL Holdings, Inc.	5,148	222,497

		1,852,594

	Number of Shares	Value
Water — 0.3%
Aqua America, Inc.	13,904	$435,056

		6,261,138

TOTAL COMMON STOCK (Cost $113,448,869)		131,466,188

TOTAL EQUITIES (Cost $113,448,869)		131,466,188

MUTUAL FUNDS — 6.3%
Diversified Financial — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)	8,450,394	8,450,394

TOTAL MUTUAL FUNDS (Cost $8,450,394)		8,450,394

TOTAL LONG-TERM INVESTMENTS (Cost $121,899,262)		139,916,582

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$2,548,582	2,548,582

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.100% 10/17/13	10,000	9,998
U.S. Treasury Bill (e) 0.100% 10/17/13	280,000	279,935

		289,933

TOTAL SHORT-TERM INVESTMENTS (Cost $2,838,515)		2,838,515

TOTAL INVESTMENTS — 106.2% (Cost $124,737,777) (f)		142,755,097

Other Assets/(Liabilities) — (6.2)%		(8,355,199)

NET ASSETS — 100.0%		$134,399,898

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $8,238,497. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,548,584. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,601,096.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Basic Materials — 3.6%
Chemicals — 1.9%
A. Schulman, Inc.	2,289	$61,391
Aceto Corp.	2,132	29,699
American Pacific Corp. (a)	460	13,041
American Vanguard Corp.	2,227	52,179
Axiall Corp.	5,430	231,209
Balchem Corp.	2,309	103,328
Chemtura Corp. (a)	7,648	155,254
Ferro Corp. (a)	5,637	39,177
H.B. Fuller Co.	3,913	147,951
Hawkins, Inc.	730	28,755
Innophos Holdings, Inc.	1,708	80,566
Innospec, Inc.	1,820	73,128
Intrepid Potash, Inc.	4,257	81,096
KMG Chemicals, Inc.	631	13,314
Kraton Performance Polymers, Inc. (a)	2,529	53,615
Landec Corp. (a)	2,052	27,107
Minerals Technologies, Inc.	2,712	112,114
Oil-Dri Corp. of America	374	10,274
Olin Corp.	6,246	149,404
OM Group, Inc. (a)	2,487	76,898
OMNOVA Solutions, Inc. (a)	3,626	29,044
Penford Corp. (a)	748	10,016
PolyOne Corp.	7,730	191,549
Quaker Chemical Corp.	1,018	63,126
Sensient Technologies Corp.	3,892	157,509
Stepan Co.	1,466	81,524
Taminco Corp. (a)	1,228	25,039
Zep, Inc.	1,789	28,320
Zoltek Cos., Inc. (a) (b)	2,133	27,537

		2,153,164

Forest Products & Paper — 0.8%
Boise, Inc.	7,846	67,005
Buckeye Technologies, Inc.	3,025	112,046
Clearwater Paper Corp. (a)	1,727	81,273
Deltic Timber Corp.	870	50,303
Neenah Paper, Inc.	1,243	39,490
Orchids Paper Products Co.	452	11,865
Potlatch Corp.	3,150	127,386
Resolute Forest Products (a) (b)	5,431	71,526
Schweitzer-Mauduit International, Inc.	2,440	121,707
P.H. Glatfelter Co.	3,339	83,809
KapStone Paper and Packaging Corp.	3,176	127,612
Wausau Paper Corp.	3,843	43,810
Xerium Technologies, Inc. (a)	849	8,643

		946,475

	Number of Shares	Value
Iron & Steel — 0.1%
AK Steel Holding Corp. (b)	10,587	$32,184
Olympic Steel, Inc.	707	17,322
Schnitzer Steel Industries, Inc. Class A	2,011	47,017
Shiloh Industries, Inc.	486	5,074
Universal Stainless & Alloy (a)	521	15,359

		116,956

Mining — 0.8%
Century Aluminum Co. (a)	3,997	37,092
Coeur d’Alene Mines Corp. (a)	7,891	104,950
Materion Corp.	1,595	43,209
Midway Gold Corp. (a) (b)	11,192	10,554
Noranda Aluminum Holding Corp.	2,558	8,262
Paramount Gold and Silver Corp. (a) (b)	11,018	13,112
RTI International Metals, Inc. (a)	2,447	67,806
Stillwater Mining Co. (a) (b)	9,149	98,260
Globe Specialty Metals, Inc.	5,002	54,372
Gold Resource Corp. (b)	2,606	22,698
Hecla Mining Co. (b)	25,883	77,131
Horsehead Holding Corp. (a)	3,420	43,810
General Moly, Inc. (a) (b)	4,458	8,337
Kaiser Aluminum Corp.	1,466	90,804
US Silica Holdings, Inc. (b)	1,667	34,640
United States Lime & Minerals, Inc. (a)	151	7,890
Uranium Energy Corp. (a) (b)	6,489	11,615
Allied Nevada Gold Corp. (a)	8,080	52,359
Molycorp, Inc. (a)	9,642	59,781
Ur-Energy, Inc. (a)	9,450	12,663
AMCOL International Corp.	2,161	68,482

		927,827

		4,144,422

Communications — 6.8%
Advertising — 0.1%
Harte-Hanks, Inc.	3,344	28,758
Marchex, Inc. Class B	1,749	10,529
Marin Software, Inc. (a)	715	7,322
MDC Partners, Inc.	1,964	35,430
Millennial Media, Inc. (a) (b)	2,746	23,918
Valuevision Media, Inc. Class A (a)	3,057	15,621

		121,578

Internet — 2.6%
1-800-Flowers.com, Inc. Class A (a)	1,994	12,343
The Active Network, Inc. (a)	4,201	31,802
Angie’s List, Inc. (a) (b)	3,286	87,243
Bankrate, Inc. (a)	3,598	51,667
Bazaarvoice, Inc. (a) (b)	3,739	35,221
Blucora, Inc. (a)	3,195	59,235
Blue Nile, Inc. (a)	964	36,420

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boingo Wireless, Inc. (a) (b)	1,504	$9,340
Brightcove, Inc. (a)	2,189	19,176
ChannelAdvisor Corp. (a)	468	7,362
Cogent Communications Group, Inc.	3,674	103,423
Comscore, Inc. (a)	2,777	67,731
Constant Contact, Inc. (a)	2,390	38,407
CyrusOne, Inc.	1,493	30,965
Dealertrack Technologies, Inc. (a)	3,386	119,966
Dice Holdings, Inc. (a)	3,163	29,131
Digital River, Inc. (a)	2,746	51,542
EarthLink, Inc.	8,022	49,817
eGain Corp. (a)	1,018	9,793
ePlus, Inc.	293	17,548
ExactTarget, Inc. (a)	3,330	112,288
Global Eagle Entertainment, Inc. (a)	1,672	16,820
Global Sources Ltd. (a)	1,525	10,233
HealthStream, Inc. (a)	1,583	40,082
ICG Group, Inc. (a)	2,955	33,687
Internap Network Services Corp. (a)	4,156	34,370
IntraLinks Holdings, Inc. (a)	2,994	21,736
Keynote Systems, Inc.	1,267	25,036
Limelight Networks, Inc. (a)	4,051	9,115
Lionbridge Technologies, Inc. (a)	4,619	13,395
Liquidity Services, Inc. (a) (b)	1,934	67,052
magicJack VocalTec Ltd. (a) (b)	1,444	20,490
Marketo, Inc. (a)	543	13,504
ModusLink Global Solutions, Inc. (a)	2,879	9,155
Move, Inc. (a)	3,087	39,575
Net Element International, Inc. (a)	176	913
NIC, Inc.	5,048	83,443
Nutrisystem, Inc.	2,226	26,222
OpenTable, Inc. (a) (b)	1,773	113,383
Orbitz Worldwide, Inc. (a)	1,911	15,345
Overstock.com, Inc. (a) (b)	870	24,534
PC-Tel, Inc.	1,399	11,864
Perficient, Inc. (a)	2,610	34,817
QuinStreet, Inc. (a)	2,420	20,885
ReachLocal, Inc. (a) (b)	826	10,127
RealNetworks, Inc. (a)	1,743	13,177
Reis, Inc. (a)	651	12,037
Responsys, Inc. (a)	2,833	40,540
Safeguard Scientifics, Inc. (a)	1,620	26,001
Sapient Corp. (a)	8,583	112,094
Shutterfly, Inc. (a)	2,953	164,748
Shutterstock, Inc. (a)	577	32,185
Sourcefire, Inc. (a)	2,423	134,598
Spark Networks, Inc. (a)	1,371	11,585
SPS Commerce, Inc. (a)	1,169	64,295
Stamps.com, Inc. (a)	1,016	40,020
support.com, Inc. (a)	3,954	18,070
TechTarget, Inc. (a)	1,051	4,698
TeleCommunication Systems, Inc. Class A (a)	3,707	8,637

	Number of Shares	Value
Towerstream Corp. (a) (b)	5,170	$13,184
Travelzoo, Inc. (a)	618	16,847
Trulia, Inc. (a) (b)	1,865	57,983
United Online, Inc.	7,232	54,819
Unwired Planet, Inc. (a)	7,350	14,333
ValueClick, Inc. (a)	5,930	146,352
VASCO Data Security International, Inc. (a)	2,250	18,698
VirnetX Holding Corp. (a) (b)	3,283	65,627
Vitacost.com, Inc. (a) (b)	1,748	14,771
Vocus, Inc. (a)	1,431	15,054
Web.com Group, Inc. (a)	3,262	83,507
WebMD Health Corp. (a)	2,731	80,210
XO Group, Inc. (a)	2,040	22,848
Yelp, Inc. (a)	2,316	80,527
Zix Corp. (a)	4,717	19,953

		3,063,601

Media — 1.0%
Acacia Research	3,826	85,511
AH Belo Corp. Class A	1,473	10,105
Beasley Broadcasting Group, Inc.	293	2,455
Belo Corp. Class A	8,074	112,632
Central European Media Enterprises Ltd. Class A (a)	5,958	19,721
Courier Corp.	907	12,952
Crown Media Holdings, Inc. Class A (a) (b)	2,710	6,694
Cumulus Media, Inc. Class A (a) (b)	5,858	19,859
Daily Journal Corp. (a)	71	8,023
Demand Media, Inc. (a) (b)	2,818	16,908
Dex Media, Inc. (a)	1,333	23,421
Digital Generation, Inc. (a) (b)	1,884	13,885
The E.W. Scripps Co. Class A (a)	2,417	37,657
Entercom Communications Corp. Class A (a)	1,807	17,058
Entravision Communications Corp. Class A	4,292	26,396
Fisher Communications, Inc.	690	28,345
Gray Television, Inc. (a)	3,914	28,181
Hemisphere Media Group, Inc. (a)	670	9,179
Journal Communications, Inc. Class A (a)	3,433	25,713
Lin TV Corp. Class A (a)	2,214	33,874
Martha Stewart Living Omnimedia, Inc. Class A (a) (b)	2,296	5,533
The McClatchy Co. Class A (a) (b)	4,676	10,661
Media General, Inc. Class A (a)	1,526	16,832
Meredith Corp. (b)	2,778	132,511
The New York Times Co. Class A (a)	10,038	111,020
Nexstar Broadcasting Group, Inc. Class A	2,284	80,991
Saga Communications, Inc. Class A	365	16,757

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salem Communications Corp. Class A	825	$6,179
Scholastic Corp.	2,074	60,748
Sinclair Broadcast Group, Inc. Class A	5,323	156,390
World Wrestling Entertainment, Inc. Class A	2,240	23,094

		1,159,285

Telecommunications — 3.1%
8x8, Inc. (a)	5,574	45,930
ADTRAN, Inc. (b)	4,611	113,477
Alliance Fiber Optic Products, Inc.	449	8,984
Anaren, Inc. (a)	903	20,715
Anixter International, Inc. (a)	2,107	159,732
ARRIS Group, Inc. (a)	9,099	130,571
Aruba Networks, Inc. (a)	8,865	136,166
Atlantic Tele-Network, Inc.	715	35,507
Aviat Networks, Inc. (a)	4,695	12,301
Black Box Corp.	1,256	31,802
CalAmp Corp. (a)	2,729	39,843
Calix, Inc. (a)	3,075	31,057
Cbeyond, Inc. (a)	2,089	16,378
Ciena Corp. (a)	7,922	153,845
Cincinnati Bell, Inc. (a)	16,182	49,517
Comtech Telecommunications Corp.	1,310	35,226
Comverse, Inc. (a)	1,725	51,336
Consolidated Communications Holdings, Inc. (b)	3,115	54,232
Cyan, Inc. (a)	622	6,500
DigitalGlobe, Inc. (a)	5,794	179,672
Extreme Networks (a)	7,250	25,012
Fairpoint Communications, Inc. (a) (b)	1,606	13,410
Finisar Corp. (a)	7,298	123,701
General Communication, Inc. Class A (a)	2,452	19,199
Globecomm Systems, Inc. (a)	1,828	23,106
Harmonic, Inc. (a)	8,817	55,988
Hawaiian Telcom Holdco, Inc. (a)	793	19,952
HickoryTech Corp.	1,052	11,183
IDT Corp. Class B	1,201	22,447
Infinera Corp. (a) (b)	9,015	96,190
Inteliquent, Inc.	2,531	14,553
InterDigital, Inc. (b)	3,202	142,969
Iridium Communications, Inc. (a) (b)	4,997	38,777
Ixia (a)	4,394	80,850
KVH Industries, Inc. (a)	1,220	16,238
Leap Wireless International, Inc. (a) (b)	4,170	28,064
Loral Space & Communications, Inc.	1,013	60,760
Lumos Networks Corp.	1,202	20,554
Mastec, Inc. (a)	4,624	152,130
Neonode, Inc. (a) (b)	1,937	11,525
NeoPhotonics Corp. (a)	1,571	13,652
NETGEAR, Inc. (a)	2,997	91,528

	Number of Shares	Value
NII Holdings, Inc. (a)	13,383	$89,265
NTELOS Holdings Corp.	1,164	19,159
Numerex Corp. (a)	1,089	12,153
Oplink Communications, Inc. (a)	1,484	25,777
ORBCOMM, Inc. (a)	2,848	12,787
Parkervision, Inc. (a) (b)	6,888	31,340
Plantronics, Inc.	3,368	147,923
Preformed Line Products Co.	203	13,461
Premiere Global Services, Inc. (a)	3,744	45,190
Primus Telecommunications Group, Inc.	997	11,904
Procera Networks, Inc. (a)	1,568	21,529
RF Micro Devices, Inc. (a)	21,878	117,047
RigNet, Inc. (a)	937	23,875
Ruckus Wireless, Inc. (a) (b)	3,387	43,387
Shenandoah Telecom Co.	1,851	30,875
ShoreTel, Inc. (a)	4,582	18,465
Sonus Networks, Inc. (a)	16,769	50,475
Symmetricom, Inc. (a)	3,157	14,175
TeleNav, Inc. (a)	1,398	7,312
Tellabs, Inc.	27,667	54,781
Tessco Technologies, Inc.	412	10,877
Ubiquiti Networks, Inc.	980	17,189
USA Mobility, Inc.	1,691	22,947
ViaSat, Inc. (a)	3,078	219,954
Vonage Holdings Corp. (a)	12,090	34,215
Vringo, Inc. (a)	5,217	16,538
West Corp.	1,657	36,686
Westell Technologies, Inc. (a)	3,298	7,882

		3,551,747

		7,896,211

Consumer, Cyclical — 13.2%
Airlines — 0.6%
Allegiant Travel Co.	1,167	123,690
Hawaiian Holdings, Inc. (a) (b)	3,986	24,354
JetBlue Airways Corp. (a) (b)	18,114	114,118
Republic Airways Holdings, Inc. (a)	3,828	43,371
SkyWest, Inc.	4,001	54,174
Spirit Airlines, Inc. (a)	4,693	149,097
US Airways Group, Inc. (a) (b)	12,747	209,306

		718,110

Apparel — 1.0%
American Apparel, Inc. (a)	4,512	8,663
Crocs, Inc. (a)	6,855	113,107
G-III Apparel Group Ltd. (a)	1,303	62,700
Iconix Brand Group, Inc. (a)	4,437	130,492
The Jones Group, Inc.	6,232	85,690
Maidenform Brands, Inc. (a)	1,812	31,402
Oxford Industries, Inc.	1,047	65,333
Perry Ellis International, Inc.	960	19,498
Quiksilver, Inc. (a)	10,271	66,145
RG Barry Corp.	758	12,310

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Skechers U.S.A., Inc. Class A (a)	3,022	$72,558
Steven Madden Ltd. (a)	3,118	150,849
True Religion Apparel, Inc.	2,024	64,080
Unifi, Inc. (a)	1,162	24,019
Weyco Group, Inc.	490	12,348
Wolverine World Wide, Inc. (b)	3,910	213,525

		1,132,719

Auto Manufacturers — 0.0%
Wabash National Corp. (a)	5,327	54,229

Automotive & Parts — 1.1%
Accuride Corp. (a)	3,118	15,777
American Axle & Manufacturing Holdings, Inc. (a)	5,229	97,416
Commercial Vehicle Group, Inc. (a)	1,896	14,144
Cooper Tire & Rubber Co.	4,928	163,462
Dana Holding Corp.	11,420	219,949
Dorman Products, Inc.	1,962	89,526
Douglas Dynamics, Inc.	1,724	22,378
Federal-Mogul Corp. (a)	1,436	14,662
Fuel Systems Solutions, Inc. (a)	1,124	20,108
Gentherm, Inc. (a)	2,601	48,301
Meritor, Inc. (a)	7,556	53,270
Miller Industries, Inc.	873	13,427
Modine Manufacturing Co. (a)	3,641	39,614
Remy International, Inc.	1,090	20,241
Spartan Motors, Inc.	2,645	16,187
Standard Motor Products, Inc.	1,542	52,952
Superior Industries International, Inc.	1,807	31,098
Tenneco, Inc. (a)	4,731	214,220
Titan International, Inc. (b)	4,164	70,247
Tower International, Inc. (a)	489	9,677

		1,226,656

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (a)	3,788	143,489
BlueLinx Holdings, Inc. (a)	2,846	6,119
Chindex International, Inc. (a)	925	15,004
Core-Mark Holding Co., Inc.	893	56,705
Houston Wire & Cable Co.	1,380	19,099
MWI Veterinary Supply, Inc. (a)	996	122,747
Navarre Corp. (a)	3,117	8,603
Owens & Minor, Inc. (b)	4,925	166,613
Pool Corp.	3,624	189,934
Rentrak Corp. (a)	813	16,317
ScanSource, Inc. (a)	2,168	69,376
United Stationers, Inc.	3,155	105,850
Watsco, Inc.	1,998	167,752

		1,087,608

Entertainment — 0.7%
Ascent Media Corp. Series A (a)	1,099	85,799
Carmike Cinemas, Inc. (a)	1,389	26,891
Churchill Downs, Inc.	1,070	84,369

	Number of Shares	Value
International Speedway Corp. Class A	2,166	$68,164
Isle of Capri Casinos, Inc. (a)	1,703	12,773
Marriott Vacations Worldwide Corp. (a)	2,268	98,068
National CineMedia, Inc.	4,416	74,586
Pinnacle Entertainment, Inc. (a)	4,543	89,361
Reading International, Inc. (a)	1,302	8,281
Scientific Games Corp. Class A (a)	3,715	41,794
SHFL Entertainment, Inc. (a)	4,389	77,729
Speedway Motorsports, Inc.	905	15,747
Steinway Musical Instruments, Inc. (a)	555	16,889
Vail Resorts, Inc.	2,793	171,825

		872,276

Home Builders — 0.7%
Beazer Homes USA, Inc. (a) (b)	1,959	34,322
Cavco Industries, Inc. (a)	532	26,839
Hovnanian Enterprises, Inc. Class A (a) (b)	8,805	49,396
KB Home	6,501	127,615
M.D.C. Holdings, Inc.	3,049	99,123
M/I Homes, Inc. (a)	1,882	43,211
Meritage Home Corp. (a)	2,812	121,928
The Ryland Group, Inc.	3,590	143,959
Standard Pacific Corp. (a)	11,532	96,061
TRI Pointe Homes, Inc. (a)	1,136	18,835
William Lyon Homes Class A (a)	1,070	26,975
Winnebago Industries, Inc. (a)	2,184	45,842

		834,106

Home Furnishing — 0.3%
American Woodmark Corp. (a)	759	26,337
Bassett Furniture Industries, Inc.	827	12,843
DTS, Inc. (a)	1,414	29,100
Ethan Allen Interiors, Inc.	1,932	55,642
Flexsteel Industries, Inc.	385	9,386
Hooker Furniture Corp.	861	14,000
Kimball International, Inc. Class B	2,482	24,100
La-Z-Boy, Inc.	4,073	82,560
Universal Electronics, Inc. (a)	1,160	32,631
VOXX International Corp. (a)	1,429	17,534

		304,133

Household Products — 0.0%
Skullcandy, Inc. (a) (b)	1,454	7,939

Housewares — 0.1%
EveryWare Global, Inc. (a)	761	9,239
Libbey, Inc. (a)	1,635	39,191
Lifetime Brands, Inc.	781	10,606

		59,036

Leisure Time — 0.7%
Arctic Cat, Inc.	1,035	46,554
Black Diamond, Inc. (a)	1,773	16,666
Brunswick Corp.	7,036	224,800
Callaway Golf Co. (b)	5,528	36,374

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Interval Leisure Group, Inc.	3,049	$60,736
Johnson Outdoors, Inc. (a)	385	9,587
LIFE TIME FITNESS, Inc. (a)	3,349	167,819
Marine Products Corp.	815	6,536
Multimedia Games Holding Co. (a)	2,246	58,553
Nautilus, Inc. (a)	2,414	20,978
Town Sports International Holdings, Inc.	1,870	20,140
WMS Industries, Inc. (a)	4,260	108,673

		777,416

Lodging — 0.2%
Ameristar Casinos, Inc.	2,571	67,592
Boyd Gaming Corp. (a) (b)	4,358	49,245
Caesars Entertainment Corp. (a) (b)	2,867	39,278
Marcus Corp.	1,457	18,533
Monarch Casino & Resort, Inc. (a)	669	11,279
Morgans Hotel Group Co. (a)	2,074	16,716
Orient-Express Hotels Ltd. (a)	7,453	90,629

		293,272

Office Furnishings — 0.4%
Herman Miller, Inc.	4,560	123,439
HNI Corp.	3,537	127,579
Interface, Inc.	4,613	78,283
Knoll, Inc.	3,746	53,231
Steelcase, Inc. Class A	6,561	95,659

		478,191

Pharmaceuticals — 0.0%
PetMed Express, Inc. (b)	1,571	19,795

Retail — 6.1%
Aeropostale, Inc. (a)	6,105	84,249
AFC Enterprises, Inc. (a)	1,858	66,777
America’s Car-Mart, Inc. (a)	617	26,679
ANN, Inc. (a)	3,670	121,844
Asbury Automotive Group, Inc. (a)	2,425	97,242
Barnes & Noble, Inc. (a)	3,143	50,162
bebe stores, Inc.	2,709	15,197
Big 5 Sporting Goods Corp.	1,308	28,711
Biglari Holdings, Inc. (a)	94	38,578
BJ’s Restaurants, Inc. (a)	1,919	71,195
Bloomin’ Brands, Inc. (a)	4,303	107,059
Bob Evans Farms, Inc.	2,169	101,900
Body Central Corp. (a)	1,324	17,636
The Bon-Ton Stores, Inc. (b)	1,070	19,314
Bravo Brio Restaurant Group, Inc. (a)	1,524	27,158
Brown Shoe Co., Inc.	3,365	72,448
The Buckle, Inc. (b)	2,173	113,039
Buffalo Wild Wings, Inc. (a)	1,459	143,215
Carrols Restaurant Group, Inc. (a)	1,844	11,912
Casey’s General Stores, Inc.	2,982	179,397
Cash America International, Inc.	2,220	100,921
The Cato Corp. Class A	2,142	53,464
CEC Entertainment, Inc.	1,383	56,758

	Number of Shares	Value
The Cheesecake Factory, Inc.	4,148	$173,760
The Children’s Place Retail Store, Inc. (a)	1,798	98,530
Christopher & Banks Corp. (a)	2,829	19,067
Chuy’s Holdings, Inc. (a)	1,263	48,423
Citi Trends, Inc. (a)	1,233	17,915
Columbia Sportswear Co. (b)	1,005	62,963
Conn’s, Inc. (a) (b)	1,746	90,373
Cracker Barrel Old Country Store, Inc.	1,527	144,546
Del Frisco’s Restaurant Group, Inc. (a)	833	17,835
Denny’s Corp. (a)	7,146	40,161
Destination Maternity Corp.	1,041	25,609
Destination XL Group, Inc. (a)	3,287	20,840
DineEquity, Inc.	1,287	88,636
Diversified Restaurant Holdings, Inc. (a)	837	6,663
Einstein Noah Restaurant Group, Inc.	486	6,901
Express, Inc. (a)	6,640	139,241
EZCORP, Inc. Class A (a)	3,971	67,030
Fiesta Restaurant Group, Inc. (a)	1,543	53,064
The Finish Line, Inc. Class A	3,831	83,746
First Cash Financial Services, Inc. (a)	2,270	111,707
Five Below, Inc. (a) (b)	2,551	93,775
Francesca’s Holdings Corp. (a)	3,425	95,181
Fred’s, Inc. Class A	2,857	44,255
Genesco, Inc. (a)	1,868	125,137
Gordmans Stores, Inc. (a)	692	9,418
Group 1 Automotive, Inc.	1,692	108,846
Haverty Furniture Cos., Inc.	1,535	35,320
hhgregg, Inc. (a) (b)	999	15,954
Hibbett Sports, Inc. (a) (b)	2,022	112,221
HSN, Inc.	2,630	141,284
Ignite Restaurant Group, Inc. (a)	561	10,586
Jack in the Box, Inc. (a)	3,461	135,983
Jamba, Inc. (a)	1,322	19,737
Jos. A. Bank Clothiers, Inc. (a)	2,175	89,871
Kirkland’s, Inc. (a)	1,085	18,716
Krispy Kreme Doughnuts, Inc. (a)	5,094	88,890
Lithia Motors, Inc. Class A	1,727	92,066
Luby’s, Inc. (a)	1,503	12,700
Lumber Liquidators Holdings, Inc. (a) (b)	2,137	166,408
MarineMax, Inc. (a)	1,818	20,598
Mattress Firm Holding Corp. (a) (b)	1,045	42,114
The Men’s Wearhouse, Inc.	3,911	148,031
Nathan’s Famous, Inc. (a)	207	10,816
New York & Co., Inc. (a)	2,298	14,592
Office Depot, Inc. (a) (b)	19,144	74,087
OfficeMax, Inc.	6,770	69,257
Pacific Sunwear of California, Inc. (a)	3,597	13,129
The Pantry, Inc. (a)	1,834	22,338
Papa John’s International, Inc. (a)	1,246	81,451
PC Connection, Inc.	733	11,325
Penske Auto Group, Inc.	3,286	100,354

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The PEP Boys-Manny, Moe & Jack (a)	4,127	$47,791
Pier 1 Imports, Inc.	7,373	173,192
PriceSmart, Inc.	1,468	128,641
RadioShack Corp. (b)	7,757	24,512
Red Robin Gourmet Burgers, Inc. (a)	1,102	60,808
Regis Corp.	3,693	60,639
Restoration Hardware Holdings, Inc. (a)	1,376	103,200
Rite Aid Corp. (a) (b)	56,805	162,462
Roundy’s, Inc. (b)	1,961	16,335
Ruby Tuesday, Inc. (a)	4,743	43,778
Rue21, Inc. (a)	1,141	47,477
Rush Enterprises, Inc. Class A (a)	2,701	66,850
Ruth’s Hospitality Group, Inc.	2,753	33,229
Saks, Inc. (a) (b)	8,121	110,770
Sears Hometown & Outlet Stores, Inc. (a)	673	29,424
Select Comfort Corp. (a)	4,329	108,485
Shoe Carnival, Inc.	1,159	27,828
Sonic Automotive, Inc. Class A	3,032	64,096
Sonic Corp. (a)	4,371	63,642
Stage Stores, Inc.	2,545	59,808
Stein Mart, Inc.	2,153	29,388
Susser Holdings Corp. (a)	1,404	67,224
Systemax, Inc.	837	7,876
Texas Roadhouse, Inc.	4,856	121,497
Tile Shop Holdings, Inc. (a)	1,436	41,587
Tilly’s, Inc. (a)	763	12,208
Titan Machinery, Inc. (a) (b)	1,318	25,872
Trans World Entertainment Corp.	826	4,014
Tuesday Morning Corp. (a)	3,303	34,252
Vera Bradley, Inc. (a) (b)	1,684	36,475
Vitamin Shoppe, Inc. (a)	2,353	105,509
West Marine, Inc. (a)	1,321	14,531
The Wet Seal, Inc. Class A (a)	6,981	32,881
Winmark Corp.	170	11,028
Zale Corp. (a)	2,527	22,996
Zumiez, Inc. (a)	1,642	47,208

		6,993,818

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	2,984	98,920
Wesco Aircraft Holdings, Inc. (a)	3,204	59,498

		158,418

Textiles — 0.2%
Culp, Inc.	636	11,060
G&K Services, Inc. Class A	1,526	72,637
UniFirst Corp.	1,139	103,934

		187,631

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (b)	1,494	16,807

	Number of Shares	Value
LeapFrog Enterprises, Inc. (a) (b)	4,957	$48,777

		65,584

		15,270,937

Consumer, Non-cyclical — 19.1%
Agriculture — 0.3%
Alico, Inc.	225	9,025
Alliance One International, Inc. (a)	6,817	25,904
Griffin Land & Nurseries, Inc.	206	5,875
Limoneira Co.	758	15,713
Star Scientific, Inc. (a) (b)	12,956	18,009
Tejon Ranch Co. (a)	1,063	30,285
The Andersons, Inc.	1,456	77,445
Universal Corp. (b)	1,815	104,998
Vector Group Ltd. (b)	4,677	75,861

		363,115

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	641	109,380
Coca-Cola Bottling Co. Consolidated	362	22,137
Craft Brew Alliance, Inc. (a)	830	6,839
Farmer Bros Co. (a)	486	6,833
National Beverage Corp.	898	15,688

		160,877

Biotechnology — 2.0%
Acorda Therapeutics, Inc. (a)	3,157	104,149
Aegerion Pharmaceuticals, Inc. (a)	2,235	141,565
Affymetrix, Inc. (a) (b)	5,535	24,575
AMAG Pharmaceuticals, Inc. (a)	1,660	36,935
Arena Pharmaceuticals, Inc. (a) (b)	16,944	130,469
Arqule, Inc. (a)	4,725	10,962
Astex Pharmaceuticals (a)	7,289	29,958
Avant Immunotherapeutics, Inc. (a)	6,293	98,234
AVEO Pharmaceuticals, Inc. (a)	4,045	10,112
Biotime, Inc. (a) (b)	2,877	11,393
Cambrex Corp. (a)	2,307	32,229
Cell Therapeutics, Inc. (a)	8,780	9,219
Chelsea Therapeutics International Ltd. (a)	5,225	12,017
Coronado Biosciences, Inc. (a) (b)	1,719	14,783
CryoLife, Inc.	2,171	13,590
Curis, Inc. (a) (b)	6,239	19,902
Cytokinetics, Inc. (a)	1,928	22,307
Dendreon Corp. (a) (b)	12,152	50,066
Dynavax Technologies Corp. (a) (b)	14,717	16,189
Enzon Pharmaceuticals, Inc.	2,846	5,692
Epizyme, Inc. (a)	461	12,968
Exact Sciences Corp. (a)	4,988	69,383
Exelixis, Inc. (a) (b)	14,312	64,976
Fibrocell Science, Inc. (a)	1,315	8,048
Galena Biopharma, Inc. (a)	6,506	14,443
Geron Corp. (a) (b)	10,054	15,081

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GTx, Inc. (a)	1,993	$13,154
Halozyme Therapeutics, Inc. (a) (b)	6,913	54,889
Harvard Bioscience, Inc. (a)	2,022	9,564
Immunogen, Inc. (a) (b)	6,579	109,146
Immunomedics, Inc. (a) (b)	5,707	31,046
Insmed, Inc. (a)	2,200	26,312
Integra LifeSciences Holdings (a)	1,558	57,070
Intercept Pharmaceuticals, Inc. (a)	489	21,927
InterMune, Inc. (a) (b)	6,355	61,135
Ironwood Pharmaceuticals, Inc. (a) (b)	7,242	72,058
KYTHERA Biopharmaceuticals, Inc. (a) (b)	794	21,478
Lexicon Pharmaceuticals, Inc. (a)	17,700	38,409
Ligand Pharmaceuticals, Inc. (a)	1,390	52,014
MEI Pharma, Inc. (a)	750	5,347
Merrimack Pharmaceuticals, Inc. (a)	7,072	47,595
Momenta Pharmaceuticals, Inc. (a)	3,667	55,225
Nanosphere, Inc. (a)	3,274	10,051
NeoGenomics, Inc. (a)	2,561	10,193
NewLink Genetics Corp. (a) (b)	1,310	25,833
Novavax, Inc. (a) (b)	10,731	21,999
NPS Pharmaceuticals, Inc. (a)	7,808	117,901
Omeros Corp. (a) (b)	2,414	12,167
OncoGenex Pharmaceutical, Inc. (a)	1,130	11,074
OvaScience, Inc. (a)	700	9,611
Pacific Biosciences of California, Inc. (a)	3,334	8,402
PDL BioPharma, Inc. (b)	10,911	84,233
Peregrine Pharmaceuticals, Inc. (a)	10,676	13,772
Prothena Corp. PLC (a)	925	11,942
Puma Biotechnology, Inc. (a)	1,723	76,449
Repligen Corp. (a)	2,494	20,551
RTI Biologics, Inc. (a)	4,496	16,905
Sangamo Biosciences, Inc. (a) (b)	4,171	32,575
Sequenom, Inc. (a) (b)	8,960	37,722
Spectrum Pharmaceuticals, Inc. (b)	4,675	34,875
Stemline Therapeutics, Inc. (a)	712	16,974
Sunesis Pharmaceuticals, Inc. (a)	2,522	13,140
Trius Therapeutics, Inc. (a) (b)	2,900	23,548
Verastem, Inc. (a)	1,125	15,615
Vical, Inc. (a) (b)	5,920	18,530
XOMA Corp. (a) (b)	4,883	17,725
ZIOPHARM Oncology, Inc. (a) (b)	4,971	10,439

		2,327,840

Commercial Services — 5.8%
ABM Industries, Inc.	4,241	103,947
Accretive Health, Inc. (a) (b)	4,613	49,867
The Advisory Board Co. (a)	2,762	150,943
Albany Molecular Research, Inc. (a)	1,811	21,497
American Public Education, Inc. (a) (b)	1,369	50,872
AMN Healthcare Services, Inc. (a)	3,566	51,065
Arbitron, Inc.	2,086	96,895

	Number of Shares	Value
Barrett Business Services, Inc.	546	$28,507
Bridgepoint Education, Inc. (a) (b)	1,458	17,758
Bright Horizons Family Solutions, Inc. (a)	922	32,003
Capella Education Co. (a)	860	35,819
Cardtronics, Inc. (a)	3,489	96,296
Career Education Corp. (a)	4,405	12,775
Carriage Services, Inc.	1,231	20,865
CBIZ, Inc. (a) (b)	2,954	19,821
CDI Corp.	1,121	15,873
Cenveo, Inc. (a) (b)	4,182	8,908
Chemed Corp. (b)	1,468	106,327
Consolidated Graphics, Inc. (a)	563	26,467
Convergys Corp.	8,170	142,403
Corinthian Colleges, Inc. (a)	6,043	13,536
The Corporate Executive Board Co.	2,613	165,194
Corvel Corp. (a)	890	26,050
CoStar Group, Inc. (a)	2,220	286,535
CRA International, Inc. (a)	805	14,868
Cross Country Healthcare, Inc. (a)	2,163	11,161
Deluxe Corp.	3,957	137,110
Education Management Corp. (a) (b)	1,864	10,476
Electro Rent Corp.	1,460	24,513
Euronet Worldwide, Inc. (a)	3,877	123,521
EVERTEC, Inc. (a)	2,295	50,421
ExamWorks Group, Inc. (a)	2,363	50,166
Exlservice Holdings, Inc. (a)	2,538	75,023
Forrester Research, Inc.	976	35,809
Franklin Covey Co. (a)	707	9,516
FTI Consulting, Inc. (a)	3,134	103,077
The Geo Group, Inc.	5,570	189,102
Global Cash Access Holdings, Inc. (a)	5,152	32,252
Grand Canyon Education, Inc. (a)	3,531	113,804
Great Lakes Dredge & Dock Co.	4,625	36,168
Green Dot Corp. Class A (a) (b)	2,008	40,060
H&E Equipment Services, Inc.	2,294	48,335
The Hackett Group, Inc.	2,022	10,494
Healthcare Services Group, Inc.	5,316	130,348
Heartland Payment Systems, Inc. (b)	2,826	105,269
Heidrick & Struggles International, Inc.	1,405	23,492
Hillenbrand, Inc.	4,271	101,265
HMS Holdings Corp. (a)	6,822	158,953
Huron Consulting Group, Inc. (a)	1,810	83,694
ICF International, Inc. (a)	1,533	48,305
Insperity, Inc.	1,745	52,874
Intersections, Inc. (b)	690	6,051
ITT Educational Services, Inc. (a)	1,817	44,335
JTH Holding, Inc. Class A (a)	356	5,785
K12, Inc. (a) (b)	2,132	56,008
Kelly Services, Inc. Class A	2,092	36,547
Kforce, Inc.	2,105	30,733
Korn/Ferry International (a)	3,768	70,612
Landauer, Inc.	742	35,846

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LifeLock, Inc. (a) (b)	4,719	$55,259
Lincoln Educational Services Corp.	1,865	9,829
Live Nation Entertainment, Inc. (a)	10,948	169,694
Mac-Gray Corp.	964	13,689
MAXIMUS, Inc.	2,657	197,893
McGrath RentCorp	1,971	67,329
Medifast, Inc. (a)	1,075	27,692
MoneyGram International, Inc. (a)	1,663	37,667
Monro Muffler Brake, Inc. (b)	2,432	116,858
Monster Worldwide, Inc. (a)	9,070	44,534
Multi-Color Corp.	954	28,944
National Research Corp. Class A (a)	764	13,752
Navigant Consulting, Inc. (a)	3,923	47,076
Odyssey Marine Exploration, Inc. (a) (b)	6,236	18,459
On Assignment, Inc. (a)	3,557	95,043
PAREXEL International Corp. (a)	4,423	203,193
Pendrell Corp. (a)	12,598	33,007
Performant Financial Corp. (a)	1,738	20,143
PHH Corp. (a)	4,443	90,548
PRG-Schultz International, Inc. (a)	2,245	12,325
Providence Service Corp. (a)	825	23,999
Quad/Graphics, Inc. (b)	1,945	46,875
Rent-A-Center, Inc. (b)	4,498	168,900
Resources Connection, Inc.	3,170	36,772
RPX Corp. (a)	2,520	42,336
ServiceSource International, Inc. (a)	4,751	44,279
Sotheby’s	5,310	201,302
Standard Parking Corp. (a)	1,198	25,709
Steiner Leisure Ltd. (a)	1,140	60,260
Stewart Enterprises, Inc. Class A	5,636	73,775
Strayer Education, Inc. (b)	841	41,066
Swisher Hygiene, Inc. (a) (b)	8,938	7,686
Team Health Holdings, Inc. (a)	5,344	219,478
Team, Inc. (a)	1,590	60,182
TeleTech Holdings, Inc. (a)	1,547	36,246
TMS International Corp.	1,121	16,624
Tree.com, Inc.	527	9,033
TrueBlue, Inc. (a)	3,164	66,602
Universal Technical Institute, Inc.	1,629	16,828
Valassis Communications, Inc. (b)	3,020	74,262
Viad Corp.	1,582	38,791
VistaPrint NV (a) (b)	2,540	125,400
WEX, Inc. (a)	3,018	231,481
Xoom Corp. (a) (b)	550	12,606

		6,669,642

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,993	89,825
Inter Parfums, Inc.	1,277	36,420
Revlon, Inc. Class A (a)	886	19,545

		145,790

	Number of Shares	Value
Foods — 2.0%
Annie’s, Inc. (a) (b)	1,065	$45,518
Arden Group, Inc. Class A	94	10,377
B&G Foods, Inc.	4,112	140,014
Boulder Brands, Inc. (a) (b)	4,629	55,779
Cal-Maine Foods, Inc.	1,159	53,905
Calavo Growers, Inc. (b)	961	26,130
The Chefs’ Warehouse, Inc. (a)	1,090	18,748
Chiquita Brands International, Inc. (a)	3,571	38,995
Diamond Foods, Inc. (a) (b)	1,711	35,503
Dole Food Co., Inc. (a)	3,995	50,936
Fairway Group Holdings Corp. (a)	1,222	29,536
Fresh Del Monte Produce, Inc.	2,945	82,107
Harris Teeter Supermarkets, Inc.	3,848	180,317
Ingles Markets, Inc. Class A	968	24,442
Inventure Foods, Inc. (a)	1,049	8,770
J&J Snack Foods Corp.	1,162	90,404
John B Sanfilippo & Son, Inc.	639	12,882
Lancaster Colony Corp.	1,439	112,228
Lifeway Foods, Inc. (b)	371	6,441
Nash Finch Co.	942	20,733
Pilgrim’s Pride Corp. (a)	4,714	70,427
Post Holdings, Inc. (a)	2,542	110,984
Sanderson Farms, Inc.	1,791	118,958
Seaboard Corp.	23	62,284
Seneca Foods Corp. Class A (a)	649	19,911
Snyders-Lance, Inc.	3,697	105,032
Spartan Stores, Inc.	1,695	31,256
SUPERVALU, Inc. (b)	15,792	98,226
The Hain Celestial Group, Inc. (a)	2,987	194,065
Tootsie Roll Industries, Inc. (b)	1,523	48,401
TreeHouse Foods, Inc. (a)	2,819	184,757
United Natural Foods, Inc. (a)	3,836	207,106
Village Super Market	494	16,346
Weis Markets, Inc.	857	38,625

		2,350,143

Health Care – Products — 3.0%
Abaxis, Inc.	1,710	81,242
ABIOMED, Inc. (a)	3,014	64,982
Accelerate Diagnostics, Inc. (a)	810	6,577
Accuray, Inc. (a) (b)	5,766	33,097
Alphatec Holdings, Inc. (a)	4,730	9,697
AngioDynamics, Inc. (a)	1,916	21,612
ArthroCare Corp. (a)	2,206	76,173
AtriCure, Inc. (a)	1,629	15,475
Atrion Corp.	122	26,683
Biolase Technology, Inc. (a)	2,470	8,843
Cantel Medical Corp.	1,695	57,410
Cardiovascular Systems, Inc. (a)	1,628	34,514
Cepheid, Inc. (a)	5,218	179,604
Cerus Corp. (a) (b)	5,425	23,978
CONMED Corp.	2,157	67,385

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cutera, Inc. (a)	1,143	$10,058
Cyberonics, Inc. (a)	2,150	111,714
Cynosure Inc. Class A (a)	1,491	38,740
Dexcom, Inc. (a)	5,479	123,004
Endologix, Inc. (a)	4,885	64,873
Exactech, Inc. (a)	741	14,635
The Female Health Co.	1,694	16,703
GenMark Diagnostics, Inc. (a)	2,266	23,430
Genomic Health, Inc. (a) (b)	1,295	41,064
Globus Medical, Inc. Class A (a) (b)	4,249	71,638
Haemonetics Corp. (a)	3,972	164,242
Hanger, Inc. (a)	2,689	85,053
HeartWare International, Inc. (a)	1,271	120,885
ICU Medical, Inc. (a)	1,014	73,069
Insulet Corp. (a)	4,172	131,043
Invacare Corp.	2,491	35,771
Luminex Corp. (a)	2,907	59,913
MAKO Surgical Corp. (a) (b)	3,271	39,416
Masimo Corp.	3,788	80,306
Medical Action Industries, Inc. (a)	1,132	8,716
Merge Healthcare, Inc. (a)	5,078	18,281
Meridian Bioscience, Inc. (b)	3,225	69,337
Merit Medical Systems, Inc. (a)	3,310	36,906
MiMedx Group, Inc. (a)	6,556	46,285
Natus Medical, Inc. (a)	2,349	32,064
Navidea Biopharmaceuticals, Inc. (a) (b)	9,305	24,844
NuVasive, Inc. (a)	3,446	85,426
NxStage Medical, Inc. (a)	4,646	66,345
OraSure Technologies, Inc. (a)	4,259	16,525
Orthofix International NV (a)	1,497	40,269
PhotoMedex, Inc. (a) (b)	1,092	17,406
Quidel Corp. (a) (b)	2,185	55,783
Rochester Medical Corp. (a)	850	12,521
Rockwell Medical Technologies, Inc. (a)	3,055	11,029
Solta Medical, Inc. (a)	5,496	12,531
Spectranetics Corp. (a)	3,140	58,655
Staar Surgical Co. (a)	2,817	28,593
Steris Corp.	4,585	196,605
SurModics, Inc. (a)	1,129	22,591
Symmetry Medical, Inc. (a)	2,860	24,081
TearLab Corp. (a)	1,990	21,134
Thoratec Corp. (a)	4,460	139,643
Tornier BV (a)	2,023	35,402
Unilife Corp. (a) (b)	7,074	22,425
Utah Medical Products, Inc.	267	14,498
Vascular Solutions, Inc. (a)	1,256	18,476
Volcano Corp. (a)	4,257	77,179
West Pharmaceutical Services, Inc.	2,689	188,929
Wright Medical Group, Inc. (a)	3,142	82,352
Zeltiq Aesthetics, Inc. (a) (b)	1,375	8,786

		3,506,446

	Number of Shares	Value
Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a)	2,756	$91,141
Addus HomeCare Corp. (a)	426	8,409
Air Methods Corp. (b)	3,025	102,487
Alliance HealthCare Services, Inc. (a)	388	6,068
Almost Family, Inc.	657	12,483
Amedisys, Inc. (a)	2,470	28,701
AmSurg Corp. (a)	2,489	87,364
Assisted Living Concepts, Inc.	1,513	18,095
Bio-Reference Laboratories, Inc. (a) (b)	1,903	54,711
Capital Senior Living Corp. (a)	2,247	53,703
Centene Corp. (a)	4,233	222,063
Emeritus Corp. (a)	3,137	72,716
The Ensign Group, Inc.	1,513	53,288
Five Star Quality Care, Inc. (a)	3,433	19,259
Gentiva Health Services, Inc. (a)	2,461	24,512
HealthSouth Corp. (a)	6,786	195,437
Healthways, Inc. (a)	2,651	46,074
The IPC Hospitalist Co. (a)	1,304	66,973
Kindred Healthcare, Inc. (a)	4,185	54,949
LHC Group, Inc. (a)	939	18,386
Magellan Health Services, Inc. (a)	2,106	118,105
Molina Healthcare, Inc. (a)	2,205	81,982
National Healthcare Corp.	833	39,817
Select Medical Holdings Corp.	3,786	31,045
Skilled Healthcare Group, Inc. Class A (a)	1,488	9,940
Triple-S Management Corp. Class B (a)	1,843	39,569
U.S. Physical Therapy, Inc.	944	26,092
Universal American Corp.	2,949	26,217
USMD Holdings, Inc. (a)	84	2,486
Vanguard Health Systems, Inc. (a)	2,620	54,339
Vocera Communications, Inc. (a)	1,640	24,108
WellCare Health Plans, Inc. (a)	3,381	187,815

		1,878,334

Household Products — 0.5%
Acco Brands Corp. (a)	8,833	56,178
American Greetings Corp. Class A	2,481	45,204
AT Cross Co. (a)	740	12,543
Blyth, Inc. (b)	724	10,107
Central Garden & Pet Co. Class A (a)	3,260	22,494
CSS Industries, Inc.	660	16,454
Ennis, Inc.	2,039	35,254
Helen of Troy Ltd. (a)	2,481	95,196
Prestige Brands Holdings, Inc. (a)	3,980	115,977
Spectrum Brands Holdings, Inc.	1,673	95,143
WD-40 Co.	1,204	65,594

		570,144

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 3.3%
Acadia Pharmaceuticals, Inc. (a)	5,452	$98,954
AcelRx Pharmaceuticals, Inc. (a)	1,626	15,073
Achillion Pharmaceuticals, Inc. (a)	7,515	61,473
Akorn, Inc. (a)	4,538	61,354
Align Technology, Inc. (a)	5,689	210,721
Alimera Sciences, Inc. (a)	1,319	6,437
Alnylam Pharmaceuticals, Inc. (a)	4,523	140,258
Amicus Therapeutics, Inc. (a) (b)	2,150	5,010
Ampio Pharmaceuticals, Inc. (a) (b)	2,077	11,984
Anacor Pharmaceuticals, Inc. (a) (b)	1,973	11,029
Anika Therapeutics, Inc. (a)	936	15,912
Antares Pharma, Inc. (a) (b)	8,801	36,612
Array Biopharma, Inc. (a)	9,048	41,078
Auxilium Pharmaceuticals, Inc. (a)	3,858	64,159
AVANIR Pharmaceuticals, Inc. (a) (b)	11,291	51,939
BioDelivery Sciences International, Inc. (a) (b)	2,338	9,492
BioScrip, Inc. (a)	4,536	74,844
Cadence Pharmaceuticals, Inc. (a)	4,847	33,057
Cempra, Inc. (a)	1,156	9,051
ChemoCentryx, Inc. (a)	1,914	27,064
Chimerix, Inc. (a)	662	16,047
Clovis Oncology, Inc. (a)	1,082	72,472
Corcept Therapeutics, Inc. (a) (b)	3,979	6,884
Cornerstone Therapeutics, Inc. (a)	685	5,480
Cytori Therapeutics, Inc. (a)	4,996	11,491
DepoMed, Inc. (a)	4,347	24,387
Derma Sciences, Inc. (a) (b)	1,067	14,244
Durata Therapeutics, Inc. (a) (b)	965	6,948
Dyax Corp. (a)	8,503	29,420
Emergent Biosolutions, Inc. (a)	2,140	30,859
Enanta Pharmaceuticals, Inc. (a)	285	5,047
Endocyte, Inc. (a)	2,388	31,354
Furiex Pharmaceuticals, Inc. (a)	518	17,648
Hi-Tech Pharmacal Co., Inc.	866	28,751
Hyperion Therapeutics, Inc. (a) (b)	654	14,388
Idenix Pharmaceuticals, Inc. (a) (b)	7,765	28,032
Impax Laboratories, Inc. (a)	5,353	106,792
Infinity Pharmaceuticals, Inc. (a)	3,725	60,531
Insys Therapeutics, Inc. (a)	395	5,467
Isis Pharmaceuticals, Inc. (a) (b)	8,738	234,790
KaloBios Pharmaceuticals, Inc. (a)	662	3,747
Keryx Biopharmaceuticals, Inc. (a) (b)	6,359	47,502
Lannett Co., Inc. (a)	1,276	15,197
Lifevantage Corp. (a)	8,835	20,497
MannKind Corp. (a) (b)	11,573	75,225
The Medicines Co. (a)	4,357	134,021
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	690	21,390
Nature’s Sunshine Products, Inc.	832	13,603
Nektar Therapeutics (a)	8,986	103,788
Neogen Corp. (a)	1,861	103,397

	Number of Shares	Value
Neurocrine Biosciences, Inc. (a)	5,195	$69,509
Nutraceutical International Corp.	657	13,429
Omega Protein Corp. (a)	1,563	14,036
Omthera Pharmaceuticals, Inc. (a)	428	5,692
Opko Health, Inc. (a) (b)	11,065	78,562
Optimer Pharmaceuticals, Inc. (a) (b)	3,762	54,436
Orexigen Therapeutics, Inc. (a) (b)	7,368	43,103
Osiris Therapeutics, Inc. (a) (b)	1,292	13,010
Pacira Pharmaceuticals, Inc. (a)	2,145	62,205
Pernix Therapeutics Holdings (a)	1,365	4,928
PharMerica Corp. (a)	2,285	31,670
Portola Pharmaceuticals, Inc. (a)	755	18,550
Pozen, Inc. (a)	2,102	10,531
Progenics Pharmaceuticals, Inc. (a)	3,974	17,724
Questcor Pharmaceuticals, Inc.	4,036	183,477
Raptor Pharmaceutical Corp. (a) (b)	4,315	40,345
Receptos, Inc. (a)	451	8,970
Regulus Therapeutics, Inc. (a) (b)	698	6,847
Repros Therapeutics, Inc. (a) (b)	1,451	26,771
Rigel Pharmaceuticals, Inc. (a)	6,908	23,073
Sagent Pharmaceuticals, Inc. (a)	1,299	27,253
Santarus, Inc. (a)	4,313	90,789
Sarepta Therapeutics, Inc. (a)	2,483	94,478
SciClone Pharmaceuticals, Inc. (a)	4,213	20,897
SIGA Technologies, Inc. (a) (b)	2,858	8,117
Sucampo Pharmaceuticals, Inc. (a)	1,101	7,245
Supernus Pharmaceuticals, Inc. (a) (b)	1,160	7,459
Synageva BioPharma Corp. (a)	1,330	55,860
Synergy Pharmaceuticals, Inc. (a) (b)	6,270	27,086
Synta Pharmaceuticals Corp. (a) (b)	3,065	15,294
Synutra International, Inc. (a) (b)	1,347	6,856
Targacept, Inc. (a)	2,071	8,843
TESARO, Inc. (a)	1,041	34,082
Tetraphase Pharmaceuticals, Inc. (a)	901	6,334
TG Therapeutics, Inc. (a)	995	6,358
TherapeuticsMD, Inc. (a)	6,074	18,404
Threshold Pharmaceuticals, Inc. (a) (b)	3,669	19,299
USANA Health Sciences, Inc. (a) (b)	467	33,801
Vanda Pharmaceuticals, Inc. (a)	2,207	17,833
ViroPharma Inc (a)	5,081	145,571
VIVUS, Inc. (a) (b)	7,832	98,527
Xenoport, Inc. (a)	3,314	16,404
Zogenix, Inc. (a) (b)	5,582	9,545

		3,778,103

Textiles — 0.3%
Fifth & Pacific Cos., Inc. (a)	9,332	208,477
Tumi Holdings, Inc. (a)	3,724	89,376

		297,853

		22,048,287

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.2%
Holding Company – Diversified — 0.2%
Harbinger Group, Inc. (a)	2,577	$19,431
Horizon Pharma, Inc. (a) (b)	4,012	9,870
National Bank Holdings Corp. Class A	4,066	80,100
Primoris Services Corp.	2,749	54,210
Resource America, Inc.	893	7,590

		171,201

Energy — 5.0%
Coal — 0.3%
Alpha Natural Resources, Inc. (a)	17,180	90,023
Arch Coal, Inc. (b)	16,516	62,430
Cloud Peak Energy, Inc. (a)	4,735	78,033
Hallador Energy Co.	680	5,474
L&L Energy, Inc. (a)	2,341	8,381
SunCoke Energy, Inc. (a)	5,432	76,157
Walter Energy, Inc.	4,867	50,617
Westmoreland Coal Co. (a)	910	10,219

		381,334

Energy – Alternate Sources — 0.3%
Amyris, Inc. (a) (b)	2,115	6,112
Clean Energy Fuels Corp. (a) (b)	5,261	69,445
Enphase Energy, Inc. (a) (b)	1,243	9,608
FuelCell Energy, Inc. (a) (b)	11,950	15,177
FutureFuel Corp.	1,692	23,976
Green Plains Renewable Energy, Inc. (a)	1,935	25,774
Headwaters, Inc. (a)	5,689	50,291
Renewable Energy Group, Inc. (a)	1,646	23,423
REX American Resources Corp. (a)	426	12,256
Solazyme, Inc. (a) (b)	3,720	43,598

		279,660

Oil & Gas — 2.6%
Abraxas Petroleum Corp. (a) (b)	6,461	13,568
Adams Resources & Energy, Inc.	162	11,160
Alon USA Energy, Inc.	1,812	26,202
Apco Oil and Gas International, Inc. (a)	682	7,863
Approach Resources Inc. (a) (b)	2,715	66,708
Arabian American Development Co. (a)	1,596	13,885
Berry Petroleum Co. Class A	4,098	173,427
Bill Barrett Corp. (a) (b)	3,792	76,674
Bonanza Creek Energy, Inc. (a)	2,291	81,239
BPZ Resources, Inc. (a) (b)	9,178	16,429
Callon Petroleum Co. (a)	3,062	10,319
Carrizo Oil & Gas, Inc. (a)	3,158	89,466
Clayton Williams Energy, Inc. (a)	450	19,575
Comstock Resources, Inc.	3,758	59,113
Contango Oil & Gas Co.	1,001	33,784
Crimson Exploration, Inc. (a)	1,777	5,011
Delek US Holdings, Inc.	2,890	83,174
Diamondback Energy, Inc. (a)	1,388	46,248
Emerald Oil, Inc. (a)	2,846	19,524

	Number of Shares	Value
Endeavour International Corp. (a) (b)	3,663	$14,066
Energy XXI (Bermuda) Ltd.	6,175	136,962
EPL Oil & Gas, Inc. (a)	2,326	68,291
Equal Energy Ltd.	2,779	11,227
Evolution Petroleum Corp. (a)	1,299	14,172
EXCO Resources, Inc.	10,560	80,678
Forest Oil Corp. (a)	9,170	37,505
FX Energy, Inc. (a) (b)	4,283	13,748
Gastar Exploration Ltd. (a)	4,869	13,000
Goodrich Petroleum Corp. (a) (b)	2,025	25,920
Halcon Resources Corp. (a) (b)	16,100	91,287
Hercules Offshore, Inc. (a)	12,408	87,352
Isramco, Inc. (a)	72	6,709
KiOR, Inc. Class A (a) (b)	3,415	19,500
Kodiak Oil & Gas Corp. (a)	20,655	183,623
Magnum Hunter Resources Corp. (a) (b)	13,376	48,822
Matador Resources Co. (a)	3,855	46,183
Midstates Petroleum Co., Inc. (a)	2,585	13,985
Miller Energy Resources, Inc. (a) (b)	2,425	9,700
Northern Oil and Gas, Inc. (a)	4,964	66,220
Panhandle Oil and Gas, Inc.	541	15,419
Parker Drilling Co. (a)	9,241	46,020
PDC Energy, Inc. (a)	2,361	121,544
Penn Virginia Corp.	4,354	20,464
PetroQuest Energy, Inc. (a)	4,444	17,598
Quicksilver Resources, Inc. (a) (b)	9,674	16,252
Resolute Energy Corp. (a)	5,270	42,055
Rex Energy Corp. (a)	3,519	61,864
Rosetta Resources, Inc. (a)	4,753	202,098
Sanchez Energy Corp. (a) (b)	2,213	50,811
SemGroup Corp. Class A	3,272	176,230
Stone Energy Corp. (a)	3,888	85,653
Swift Energy Co. (a)	3,364	40,334
Synergy Resources Corp. (a)	3,168	23,190
Triangle Petroleum Corp. (a)	3,515	24,640
VAALCO Energy, Inc. (a)	4,509	25,791
Vantage Drilling Co. (a) (b)	15,895	32,426
W&T Offshore, Inc.	2,696	38,526
Warren Resources, Inc. (a)	5,542	14,132
Western Refining, Inc.	4,213	118,259
ZaZa Energy Corp. (a) (b)	2,890	3,468

		3,019,093

Oil & Gas Services — 1.7%
Basic Energy Services, Inc. (a) (b)	2,305	27,868
Bolt Technology Corp.	654	11,170
C&J Energy Services, Inc. (a) (b)	3,520	68,182
Cal Dive International, Inc. (a) (b)	7,655	14,391
CARBO Ceramics, Inc.	1,540	103,842
Dawson Geophysical Co. (a)	618	22,780
Edgen Group, Inc. (a)	1,256	8,013
Exterran Holdings, Inc. (a)	4,482	126,034

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flotek Industries, Inc. (a)	3,714	$66,629
Forum Energy Technologies, Inc. (a) (b)	3,061	93,146
Geospace Technologies Corp. (a)	999	69,011
Global Geophysical Services, Inc. (a)	1,778	8,392
Gulf Island Fabrication, Inc.	1,119	21,429
Helix Energy Solutions Group, Inc. (a)	8,243	189,919
Hornbeck Offshore Services, Inc. (a)	2,784	148,944
ION Geophysical Corp. (a)	10,310	62,066
Key Energy Services, Inc. (a)	11,817	70,311
Lufkin Industries, Inc.	2,639	233,472
Matrix Service Co. (a)	2,053	31,986
Mitcham Industries, Inc. (a)	998	16,747
Natural Gas Services Group, Inc. (a)	943	22,151
Newpark Resources, Inc. (a)	6,705	73,688
Pioneer Energy Services Corp. (a)	4,833	31,995
SEACOR Holdings, Inc.	1,565	129,973
Targa Resources Corp.	2,560	164,685
Tesco Corp. (a)	2,357	31,230
TETRA Technologies, Inc. (a)	6,111	62,699
TGC Industries, Inc.	1,119	9,198
Thermon Group Holdings, Inc. (a)	2,109	43,024
Willbros Group, Inc. (a)	3,138	19,267

		1,982,242

Pipelines — 0.1%
Crosstex Energy, Inc.	3,705	73,211

		5,735,540

Financial — 21.7%
Banks — 6.6%
1st Source Corp.	1,160	27,562
1st United Bancorp, Inc.	2,337	15,705
Access National Corp.	538	6,983
American National Bankshares, Inc.	625	14,525
Ameris Bancorp (a)	1,859	31,324
Ames National Corp.	725	16,501
Arrow Financial Corp. (b)	830	20,542
BancFirst Corp.	560	26,068
Banco Latinoamericano de Comercio Exterior SA	2,297	51,430
Bancorp, Inc. (a)	2,546	38,165
BancorpSouth, Inc.	7,403	131,033
Bank Mutual Corp.	3,543	19,983
Bank of Kentucky Financial Corp.	470	13,367
Bank of Marin Bancorp	414	16,560
Bank of the Ozarks, Inc.	2,419	104,815
Banner Corp.	1,500	50,685
Bar Harbor Bankshares	301	11,002
BBCN Bancorp, Inc.	6,144	87,368
BNC Bancorp	1,427	16,296
Boston Private Financial Holdings, Inc.	6,243	66,426
Bridge Bancorp, Inc.	679	15,277

	Number of Shares	Value
Bridge Capital Holdings (a)	753	$11,943
Bryn Mawr Bank Corp.	1,052	25,174
C&F Financial Corp.	248	13,821
Camden National Corp.	595	21,105
Capital Bank Financial Corp. (a)	1,930	36,651
Capital City Bank Group, Inc. (a)	970	11,184
Cardinal Financial Corp.	2,343	34,302
Cascade Bancorp (a)	450	2,795
Cass Information Systems, Inc.	801	36,926
Cathay General Bancorp	6,136	124,868
Center Bancorp, Inc.	918	11,649
Centerstate Banks, Inc.	2,344	20,346
Central Pacific Financial Corp. (a)	1,677	30,186
Century Bancorp, Inc. Class A	273	9,555
Chemical Financial Corp.	2,143	55,697
Chemung Financial Corp.	281	9,411
Citizens & Northern Corp.	978	18,895
City Holding Co.	1,219	47,480
CNB Financial Corp.	951	16,110
CoBiz Financial, Inc.	2,752	22,842
Columbia Banking System, Inc.	3,968	94,478
Community Bank System, Inc.	3,110	95,943
Community Trust Bancorp, Inc.	1,089	38,790
CommunityOne Bancorp (a)	774	6,277
ConnectOne Bancorp, Inc. (a)	132	4,058
Crescent Financial Bancshares, Inc. (a) (b)	937	4,104
CU Bancorp (a)	733	11,581
Customers Bancorp, Inc. (a)	1,554	25,252
CVB Financial Corp.	7,142	83,990
Eagle Bancorp, Inc. (a)	1,752	39,210
Enterprise Bancorp, Inc.	565	10,447
Enterprise Financial Services Corp.	1,411	22,520
F.N.B. Corp.	11,279	136,250
Farmers Capital Bank Corp. (a)	583	12,645
Fidelity Southern Corp. (a)	771	9,537
Financial Institutions, Inc.	1,075	19,791
First BanCorp (a) (b)	5,665	40,108
First Bancorp	1,533	21,615
First Bancorp, Inc.	770	13,460
First Busey Corp. Class A	5,641	25,384
First Commonwealth Financial Corp.	7,621	56,167
First Community Bancshares, Inc.	1,418	22,234
First Connecticut Bancorp, Inc.	1,300	18,096
First Financial Bancorp	4,501	67,065
First Financial Bankshares, Inc. (b)	2,453	136,534
First Financial Corp.	870	26,961
First Interstate Bancsystem, Inc.	1,341	27,799
First M&F Corp.	648	10,245
First Merchants Corp.	2,242	38,450
First Midwest Bancorp, Inc.	5,842	80,152
First NBC Bank Holding Co. (a)	324	7,906
The First of Long Island Corp.	618	20,511

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Security Group, Inc. (a)	4,857	$10,540
FirstMerit Corp.	12,892	258,227
Franklin Financial Corp.	837	15,074
German American Bancorp Inc.	987	22,227
Glacier Bancorp, Inc.	5,603	124,331
Great Southern Bancorp, Inc.	802	21,622
Guaranty Bancorp	1,137	12,905
Hampton Roads Bankshares, Inc. (a)	2,626	3,388
Hancock Holding Co.	6,603	198,552
Hanmi Financial Corp. (a)	2,459	43,451
Heartland Financial USA, Inc.	1,170	32,163
Heritage Commerce Corp. (a)	1,609	11,263
Heritage Financial Corp.	1,180	17,287
Heritage Oaks Bancorp (a)	1,573	9,705
Home Bancshares, Inc.	3,514	91,259
Horizon Bancorp	679	13,858
Hudson Valley Holding Corp.	1,300	22,074
IBERIABANK Corp.	2,309	123,785
Independent Bank Corp.	1,778	61,341
Independent Bank Group, Inc. (a)	295	8,968
International Bancshares Corp.	4,152	93,752
Intervest Bancshares Corp. Class A (a)	1,395	9,319
Lakeland Bancorp, Inc.	2,350	24,510
Lakeland Financial Corp.	1,267	35,159
LCNB Corp.	472	10,554
Macatawa Bank Corp. (a)	1,848	9,314
MainSource Financial Group, Inc.	1,587	21,313
MB Financial, Inc.	4,262	114,222
Mercantile Bank Corp.	699	12,561
Merchants Bancshares, Inc.	447	13,218
Metro Bancorp, Inc. (a)	1,096	21,953
MetroCorp Bancshares, Inc.	1,255	12,249
Middleburg Financial Corp.	415	7,926
MidSouth Bancorp, Inc.	623	9,675
MidWestOne Financial Group, Inc.	546	13,137
National Bankshares, Inc.	541	19,222
National Penn Bancshares, Inc.	9,101	92,466
NBT Bancorp, Inc.	3,406	72,105
NewBridge Bancorp (a)	1,967	11,782
Northrim BanCorp, Inc.	528	12,772
Northwest Bancshares, Inc.	7,284	98,407
OFG Bancorp	3,628	65,703
Old National Bancorp	7,886	109,063
OmniAmerican Bancorp, Inc. (a)	894	19,695
Pacific Continental Corp.	1,416	16,709
PacWest Bancorp	2,938	90,050
Palmetto Bancshares, Inc. (a)	347	4,511
Park National Corp. (b)	895	61,567
Park Sterling Corp. (a)	3,483	20,585
Peapack Gladstone Financial Corp.	697	12,197
Penns Woods Bancorp, Inc.	309	12,935
Peoples Bancorp, Inc.	841	17,728
Pinnacle Financial Partners, Inc. (a)	2,724	70,034

	Number of Shares	Value
Preferred Bank (a)	928	$15,293
PrivateBancorp, Inc.	5,049	107,089
Prosperity Bancshares, Inc.	4,686	242,688
Renasant Corp.	1,963	47,779
Republic Bancorp, Inc. Class A	759	16,637
S&T Bancorp, Inc.	2,320	45,472
Sandy Spring Bancorp, Inc.	1,942	41,986
SCBT Financial Corp. (b)	1,323	66,666
Seacoast Banking Corp. of Florida (a)	5,473	12,041
Sierra Bancorp	968	14,326
Simmons First National Corp. Class A	1,285	33,526
Southside Bancshares, Inc. (b)	1,389	33,169
Southwest Bancorp, Inc. (a)	1,499	19,787
State Bank Financial Corp.	2,479	37,259
StellarOne Corp.	1,767	34,722
Sterling Bancorp	2,409	27,993
Sterling Financial Corp.	2,643	62,851
Suffolk Bancorp (a)	901	14,722
Sun Bancorp, Inc. (a)	3,249	11,014
Susquehanna Bancshares, Inc.	14,503	186,364
SY Bancorp, Inc.	1,087	26,664
Taylor Capital Group, Inc. (a)	1,328	22,430
Texas Capital Bancshares, Inc. (a)	3,172	140,710
Tompkins Financial Corp.	1,124	50,794
TowneBank (b)	2,049	30,161
Trico Bancshares	1,246	26,577
Tristate Capital Holdings, Inc. (a)	511	7,026
Trustco Bank Corp.	7,314	39,788
Trustmark Corp.	5,223	128,381
UMB Financial Corp.	2,523	140,455
Umpqua Holdings Corp.	8,709	130,722
Union First Market Bankshares Corp.	1,566	32,244
United Bankshares, Inc. (b)	3,914	103,525
United Community Banks, Inc. (a)	3,330	41,359
Univest Corp. of Pennsylvania	1,299	24,772
Virginia Commerce Bancorp (a)	2,080	29,037
Walker & Dunlop, Inc. (a)	1,281	22,417
Washington Banking Co.	1,181	16,770
Washington Trust Bancorp, Inc.	1,122	31,999
Webster Financial Corp.	7,021	180,299
WesBanco, Inc.	2,004	52,966
West Bancorporation, Inc.	1,232	14,476
Westamerica Bancorp. (b)	2,097	95,812
Western Alliance Bancorp (a)	5,752	91,054
Wilshire Bancorp, Inc.	4,817	31,889
Wintrust Financial Corp.	2,877	110,132
Yadkin Financial Corp. (a)	1,120	15,725

		7,598,098

Diversified Financial — 2.2%
Altisource Residential Corp. (a)	1,950	32,545
BGC Partners, Inc. Class A	9,881	58,199
Blackhawk Network Holdings, Inc. (a)	894	20,741

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Calamos Asset Management, Inc. Class A	1,507	$15,823
California First National Bancorp	150	2,475
CIFC Corp. (a)	570	4,304
Cohen & Steers, Inc. (b)	1,477	50,188
Consumer Portfolio Services, Inc. (a)	1,323	9,711
Cowen Group, Inc. (a)	7,594	22,023
Credit Acceptance Corp. (a)	553	58,093
DFC Global Corp. (a)	3,151	43,515
Diamond Hill Investment Group, Inc.	219	18,626
Doral Financial Corp. (a)	10,463	8,684
Ellie Mae, Inc. (a)	2,069	47,753
Encore Capital Group, Inc. (a) (b)	1,816	60,128
Evercore Partners, Inc. Class A	2,459	96,590
FBR & Co. (a)	681	17,202
Federal Agricultural Mortgage Corp. Class C	809	23,364
Financial Engines, Inc.	3,804	173,424
First Financial Northwest	1,334	13,754
The First Marblehead Corp. (a) (b)	7,109	8,389
FXCM, Inc. (b)	2,845	46,686
Gain Capital Holdings, Inc.	850	5,364
GAMCO Investors, Inc. Class A	469	25,987
GFI Group, Inc.	5,417	21,180
Greenhill & Co., Inc.	2,192	100,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	1,147	13,626
Higher One Holdings, Inc. (a) (b)	2,439	28,390
Horizon Technology Finance Corp.	640	8,794
Imperial Holdings, Inc. (a)	1,344	9,206
INTL. FCStone, Inc. (a)	1,113	19,422
Investment Technology Group, Inc. (a)	2,894	40,458
Janus Capital Group, Inc.	11,602	98,733
JMP Group, Inc.	1,221	8,107
Knight Capital Group, Inc. Class A (a)	14,557	52,260
Ladenburg Thalmann Financial Services, Inc. (a)	7,844	12,943
Manning & Napier, Inc.	1,061	18,843
MarketAxess Holdings, Inc.	2,918	136,416
Marlin Business Services Corp.	645	14,693
National Financial Partners Corp. (a)	3,122	79,018
Nelnet, Inc. Class A	1,781	64,276
Netspend Holdings, Inc. (a)	2,733	43,646
NewStar Financial, Inc. (a)	2,043	27,213
Nicholas Financial, Inc.	780	11,794
Oppenheimer Holdings, Inc. Class A	765	14,566
Outerwall, Inc. (a)	2,187	128,311
PennyMac Financial Services, Inc. Class A (a)	995	21,164
Piper Jaffray Cos., Inc. (a)	1,343	42,452
Portfolio Recovery Associates, Inc. (a)	1,315	202,023
Pzena Investment Management, Inc. Class A	884	5,764

	Number of Shares	Value
Regional Management Corp. (a)	418	$10,450
Stifel Financial Corp. (a)	4,944	176,352
SWS Group, Inc. (a)	2,276	12,404
Virtus Investment Partners, Inc. (a)	451	79,498
WageWorks, Inc. (a)	1,941	66,867
Westwood Holdings Group, Inc.	545	23,391
WhiteHorse Finance, Inc. (b)	504	7,938
WisdomTree Investments, Inc. (a)	7,815	90,420
World Acceptance Corp. (a) (b)	723	62,858
ZAIS Financial Corp.	427	7,759

		2,625,065

Insurance — 2.5%
Ambac Financial Group, Inc. (a)	3,501	83,429
American Equity Investment Life Holding Co.	4,968	77,998
American Safety Insurance Holdings Ltd. (a)	747	21,626
AMERISAFE, Inc.	1,429	46,285
AmTrust Financial Services, Inc. (b)	2,193	78,290
Argo Group International Holdings Ltd.	2,115	89,655
Baldwin & Lyons, Inc.	701	17,020
Citizens, Inc. (a) (b)	3,380	20,212
CNO Financial Group, Inc.	17,285	224,014
Crawford & Co. Class B	2,052	11,532
Donegal Group, Inc. Class A	578	8,075
Eastern Insurance Holdings, Inc.	504	9,450
eHealth, Inc. (a)	1,515	34,421
EMC Insurance Group, Inc.	345	9,060
Employers Holdings, Inc.	2,409	58,900
Enstar Group Ltd. (a)	741	98,538
FBL Financial Group, Inc. Class A	692	30,109
First American Financial Corp.	8,417	185,511
Fortegra Financial Corp. (a)	444	3,050
Global Indemnity PLC (a)	732	17,239
Greenlight Capital Re Ltd. Class A (a)	2,195	53,843
Hallmark Financial Services, Inc. (a)	1,070	9,780
HCI Group, Inc.	671	20,613
Health Insurance Innovations, Inc. (a)	335	3,524
Horace Mann Educators Corp.	3,089	75,310
Independence Holding Co.	615	7,269
Infinity Property & Casualty Corp.	897	53,605
Investors Title Co.	97	6,881
Kansas City Life Insurance Co.	303	11,596
Maiden Holdings Ltd.	3,879	43,522
Meadowbrook Insurance Group, Inc.	3,885	31,196
MGIC Investment Corp. (a)	25,204	152,988
Montpelier Re Holdings Ltd.	3,601	90,061
National Interstate Corp.	519	15,181
National Western Life Insurance Co. Class A	170	32,274
The Navigators Group, Inc. (a)	815	46,488

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OneBeacon Insurance Group Ltd. Class A	1,763	$25,528
The Phoenix Cos., Inc. (a)	445	19,135
Platinum Underwriters Holdings Ltd.	2,471	141,391
Primerica, Inc.	4,433	165,971
Radian Group, Inc.	13,448	156,266
RLI Corp.	1,655	126,458
Safety Insurance Group, Inc.	1,013	49,141
Selective Insurance Group, Inc.	4,321	99,469
State Auto Financial Corp. Class A	1,187	21,568
Stewart Information Services Corp.	1,658	43,423
Symetra Financial Corp.	6,339	101,361
Tower Group International Ltd.	4,468	91,639
United Fire Group, Inc.	1,594	39,579
Universal Insurance Holdings, Inc.	2,287	16,192

		2,875,666

Investment Companies — 1.2%
Apollo Investment Corp.	17,477	135,272
Arlington Asset Investment Corp.	1,246	33,318
BlackRock Kelso Capital Corp. (b)	5,754	53,857
Capital Southwest Corp.	262	36,111
Fifth Street Finance Corp.	9,384	98,063
Garrison Capital, Inc.	468	7,217
Gladstone Capital Corp.	1,638	13,382
Gladstone Investment Corp.	2,088	15,347
Golub Capital BDC, Inc. (b)	2,694	47,145
Hercules Technology Growth Capital, Inc.	4,787	66,731
Home Loan Servicing Solutions Ltd.	4,423	106,019
KCAP Financial, Inc. (b)	2,202	24,795
Main Street Capital Corp. (b)	2,704	74,874
MCG Capital Corp.	5,537	28,848
Medallion Financial Corp.	1,423	19,794
MVC Capital, Inc.	1,853	23,329
New Mountain Finance Corp. (b)	2,436	34,494
NGP Capital Resources Co.	1,564	9,587
PennantPark Floating Rate Capital Ltd.	802	11,340
PennantPark Investment Corp.	5,150	56,907
Prospect Capital Corp. (b)	18,905	204,174
Solar Capital Ltd.	3,497	80,746
Solar Senior Capital Ltd.	877	16,146
Stellus Capital Investment Corp. (b)	936	14,087
TCP Capital Corp.	2,019	33,859
THL Credit, Inc.	2,047	31,094
TICC Capital Corp. (b)	4,070	39,153
Triangle Capital Corp.	2,139	58,844

		1,374,533

Real Estate — 0.4%
Alexander & Baldwin, Inc. (a)	3,349	133,123
AV Homes, Inc. (a)	735	13,032
Consolidated-Tomoka Land Co.	456	17,401
Forestar Real Esate Group, Inc. (a)	2,696	54,082

	Number of Shares	Value
HFF, Inc.	2,563	$45,544
Hilltop Holdings Inc. (a)	4,828	79,179
Kennedy-Wilson Holdings, Inc.	4,077	67,841
Terreno Realty Corp.	1,479	27,406
Thomas Properties Group, Inc.	2,349	12,450

		450,058

Real Estate Investment Trusts (REITS) — 7.5%
Acadia Realty Trust	4,280	105,673
AG Mortgage Investment Trust, Inc.	2,156	40,554
Agree Realty Corp.	1,016	29,992
Alexander’s, Inc.	163	47,875
American Assets Trust, Inc.	2,606	80,421
American Capital Mortgage Investment Corp.	4,589	82,464
American Realty Capital Properties, Inc. (b)	11,983	182,861
American Residential Properties, Inc. (a) (b)	1,155	19,866
AmREIT, Inc. Class B	1,260	24,368
Anworth Mortgage Asset Corp.	11,276	63,146
Apollo Commercial Real Estate Finance, Inc.	2,872	45,607
Apollo Residential Mortgage, Inc.	2,481	40,887
Ares Commercial Real Estate Corp.	542	6,943
Armada Hoffler Properties, Inc.	1,480	17,434
ARMOUR Residential REIT, Inc. (b)	29,108	137,099
Ashford Hospitality Trust	4,054	46,418
Associated Estates Realty Corp. (b)	3,891	62,567
Aviv REIT, Inc.	895	22,635
Campus Crest Communities, Inc.	5,024	57,977
CapLease, Inc.	6,913	58,346
Capstead Mortgage Corp.	7,436	89,976
Cedar Realty Trust, Inc.	5,633	29,179
Chambers Street Properties	19,362	193,620
Chatham Lodging Trust	1,345	23,107
Chesapeake Lodging Trust	3,779	78,565
Colonial Properties Trust	6,895	166,307
Colony Financial, Inc.	5,027	99,987
Coresite Realty Corp.	1,606	51,087
Cousins Properties, Inc.	8,338	84,214
CubeSmart	10,364	165,617
CYS Investments, Inc.	13,585	125,118
DCT Industrial Trust Inc.	22,616	161,704
DiamondRock Hospitality Co.	15,203	141,692
DuPont Fabros Technology, Inc. (b)	4,855	117,248
Dynex Capital, Inc. (b)	4,270	43,511
Eastgroup Properties	2,353	132,403
Education Realty Trust, Inc.	8,871	90,750
Ellington Residential Mortgage REIT	503	8,979
EPR Properties	3,659	183,938
Equity One, Inc.	4,679	105,886
Excel Trust, Inc.	3,752	48,063
FelCor Lodging Trust, Inc. (a)	9,658	57,079

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Industrial Realty Trust, Inc.	8,361	$126,836
First Potomac Realty Trust	4,607	60,167
Franklin Street Properties Corp.	6,984	92,189
Getty Realty Corp.	1,991	41,114
Gladstone Commercial Corp. (b)	980	18,267
Glimcher Realty Trust	11,242	122,763
Government Properties Income Trust	4,252	107,235
Gramercy Property Trust, Inc. (a)	4,623	20,804
Healthcare Realty Trust, Inc.	7,031	179,290
Hersha Hospitality Trust	15,760	88,886
Highwoods Properties, Inc.	6,388	227,477
Hudson Pacific Properties, Inc.	3,371	71,735
Inland Real Estate Corp.	6,639	67,851
Invesco Mortgage Capital, Inc.	10,520	174,211
Investors Real Estate Trust	7,836	67,390
iStar Financial, Inc. (a)	6,621	74,751
JAVELIN Mortgage Investment Corp.	1,040	14,654
Kite Realty Group Trust	7,123	42,952
LaSalle Hotel Properties	7,430	183,521
Lexington Realty Trust (b)	13,128	153,335
LTC Properties, Inc.	2,703	105,552
Medical Properties Trust, Inc.	11,675	167,186
Monmouth Real Estate Investment Corp. Class A	3,318	32,749
MPG Office Trust, Inc. (a)	4,462	14,011
National Health Investors, Inc.	1,914	114,572
New Residential Investment Corp.	19,684	132,670
New York Mortgage Trust, Inc. (b)	4,938	33,430
NorthStar Realty Finance Corp. (b)	15,462	140,704
One Liberty Properties, Inc.	897	19,698
Parkway Properties, Inc.	3,390	56,816
Pebblebrook Hotel Trust	4,776	123,460
Pennsylvania Real Estate Investment Trust	5,292	99,913
PennyMac Mortgage Investment Trust	4,590	96,620
PS Business Parks, Inc.	1,419	102,409
RAIT Financial Trust	5,440	40,909
Ramco-Gershenson Properties Trust	4,645	72,137
Redwood Trust, Inc.	6,390	108,630
Resource Capital Corp.	9,906	60,922
Retail Opportunity Investments Corp.	5,169	71,849
RLJ Lodging Trust	9,618	216,309
Rouse Properties, Inc. (b)	1,718	33,707
Ryman Hospitality Properties, Inc. (b)	3,432	133,882
Sabra Health Care REIT, Inc.	2,906	75,876
Saul Centers, Inc.	617	27,432
Select, Inc. REIT	1,343	37,658
Silver Bay Realty Trust Corp. (b)	1,186	19,640
Sovran Self Storage, Inc.	2,442	158,217
Spirit Realty Capital, Inc.	4,481	79,403
STAG Industrial, Inc.	3,256	64,957
Strategic Hotels & Resorts, Inc. (a)	14,103	124,953
Summit Hotel Properties, Inc.	5,131	48,488

	Number of Shares	Value
Sun Communities, Inc.	2,789	$138,781
Sunstone Hotel Investors, Inc. (a)	12,665	152,993
UMH Properties, Inc.	1,181	12,129
Universal Health Realty Income Trust	923	39,809
Urstadt Biddle Properties, Inc. Class A	1,939	39,110
Walter Investment Management Corp. (a)	2,857	96,595
Washington Real Estate Investment Trust	5,171	139,152
Western Asset Mortgage Capital Corp. (b)	1,894	33,069
Whitestone REIT (b)	1,330	20,961
Winthrop Realty Trust	2,265	27,248
Zillow, Inc. Class A (a) (b)	1,620	91,206

		8,712,403

Savings & Loans — 1.2%
Astoria Financial Corp.	6,859	73,940
BankFinancial Corp.	1,681	14,289
BBX Capital Corp. (a)	562	7,255
Beneficial Mutual Bancorp, Inc. (a)	2,483	20,857
Berkshire Hills Bancorp, Inc.	1,937	53,771
BofI Holding, Inc. (a)	941	43,117
Brookline Bancorp, Inc.	5,449	47,297
Capitol Federal Financial, Inc.	11,549	140,205
Charter Financial Corp.	1,767	17,811
Clifton Savings Bancorp, Inc.	664	7,868
Dime Community Bancshares, Inc.	2,498	38,269
ESB Financial Corp.	965	11,705
ESSA Bancorp, Inc.	700	7,672
EverBank Financial Corp.	6,260	103,666
First Defiance Financial Corp.	757	17,070
First Federal Bancshares of Arkansas, Inc. (a)	274	2,165
First Financial Holdings, Inc.	1,277	27,085
First Pactrust Bancorp, Inc.	835	11,339
Flagstar Bancorp, Inc. (a)	1,545	21,568
Flushing Financial Corp.	2,394	39,381
Fox Chase Bancorp, Inc.	976	16,592
Hingham Institution for Savings	102	6,924
Home Bancorp Inc. (a)	505	9,343
Home Federal Bancorp, Inc.	1,127	14,358
HomeStreet, Inc.	1,008	21,622
HomeTrust Bancshares, Inc. (a)	1,622	27,509
Investors Bancorp, Inc.	3,620	76,310
Kearny Financial Corp. (a)	1,104	11,581
Meridian Interstate Bancorp, Inc. (a)	672	12,654
Meta Financial Group, Inc.	427	11,222
NASB Financial, Inc. (a)	326	8,531
Northfield Bancorp, Inc.	4,521	52,986
OceanFirst Financial Corp.	1,051	16,343
Oritani Financial Corp.	3,526	55,288
Pacific Premier Bancorp, Inc. (a)	1,203	14,701
Provident Financial Holdings, Inc.	698	11,084

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Provident Financial Services, Inc.	4,633	$73,109
Provident New York Bancorp (b)	3,450	32,223
Rockville Financial, Inc.	2,133	27,900
Roma Financial Corp.	562	10,206
Territorial Bancorp, Inc.	828	18,721
United Community Financial Corp. (a)	3,082	14,331
United Financial Bancorp, Inc.	1,552	23,513
ViewPoint Financial Group	3,108	64,677
Waterstone Financial, Inc. (a)	612	6,218
Westfield Financial, Inc.	1,493	10,451
WSFS Financial Corp.	606	31,748

		1,386,475

Venture Capital — 0.1%
Fidus Investment Corp.	1,055	19,739
GSV Capital Corp. (a) (b)	1,544	12,136
Medley Capital Corp.	2,235	30,351

		62,226

		25,084,524

Industrial — 13.2%
Aerospace & Defense — 1.3%
AAR Corp.	3,092	67,962
Aerovironment, Inc. (a)	1,441	29,079
API Technologies Corp. (a)	2,517	7,048
Astronics Corp. (a)	980	40,053
Cubic Corp.	1,543	74,218
Curtiss-Wright Corp.	3,641	134,935
Ducommun, Inc. (a)	826	17,561
Erickson Air-Crane, Inc. (a)	294	5,530
Esterline Technologies Corp. (a)	2,433	175,881
GenCorp, Inc. (a) (b)	4,699	76,406
HEICO Corp.	4,129	207,978
Innovative Solutions & Support, Inc.	980	6,272
Kaman Corp.	2,107	72,818
Kratos Defense & Security Solutions, Inc. (a)	3,421	22,168
LMI Aerospace, Inc. (a)	808	15,142
M/A-COM Technology Solutions Holdings, Inc. (a)	821	11,987
Moog, Inc. Class A (a)	3,525	181,643
Orbital Sciences Corp. (a)	4,661	80,962
Teledyne Technologies, Inc. (a)	2,906	224,779

		1,452,422

Building Materials — 1.0%
AAON, Inc.	1,452	48,032
Apogee Enterprises, Inc.	2,257	54,168
Boise Cascade Co. (a)	1,052	26,731
Builders FirstSource, Inc. (a)	3,474	20,775
Comfort Systems USA, Inc.	2,899	43,253
Drew Industries, Inc.	1,781	70,029
Gibraltar Industries, Inc. (a)	2,388	34,769

	Number of Shares	Value
Louisiana-Pacific Corp. (a)	10,842	$160,353
LSI Industries, Inc.	1,717	13,891
NCI Building Systems, Inc. (a)	1,610	24,617
Nortek, Inc. (a)	700	45,101
Patrick Industries, Inc. (a)	519	10,790
PGT, Inc. (a)	2,582	22,386
Ply Gem Holdings, Inc. (a)	1,228	24,634
Quanex Building Products Corp.	2,883	48,550
Simpson Manufacturing Co., Inc.	3,152	92,732
Texas Industries, Inc. (a) (b)	1,693	110,282
Trex Co., Inc. (a)	1,337	63,494
Universal Forest Products, Inc.	1,546	61,716
US Concrete, Inc. (a)	1,048	17,208
USG Corp. (a) (b)	5,965	137,493

		1,131,004

Commercial Services — 0.1%
Exponent, Inc.	1,025	60,588

Computers — 0.0%
Furmanite Corp. (a)	2,876	19,240

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	3,053	53,153
American Superconductor Corp. (a) (b)	3,471	9,163
Belden, Inc.	3,426	171,060
Capstone Turbine Corp. (a) (b)	23,702	27,731
Coleman Cable, Inc.	650	11,739
Encore Wire Corp.	1,608	54,833
EnerSys	3,743	183,557
Generac Holdings, Inc.	4,010	148,410
General Cable Corp.	3,872	119,064
GrafTech International Ltd. (a)	9,090	66,175
Graham Corp.	795	23,874
Greatbatch, Inc. (a)	1,858	60,924
Insteel Industries, Inc.	1,426	24,984
Littelfuse, Inc.	1,719	128,255
Powell Industries, Inc. (a)	713	36,826
Power-One, Inc. (a)	5,195	32,832
PowerSecure International Inc. (a)	1,476	22,184
Revolution Lighting Technologies, Inc. (a)	2,308	9,232
SunPower Corp. (a) (b)	3,231	66,882
Universal Display Corp. (a) (b)	3,129	87,956
Vicor Corp. (a)	1,416	9,700

		1,348,534

Electronics — 2.0%
American Science & Engineering, Inc.	635	35,560
Analogic Corp.	952	69,334
Badger Meter, Inc.	1,117	49,762
Bel Fuse, Inc. Class B	753	10,128
Benchmark Electronics, Inc. (a)	4,227	84,963
Brady Corp. Class A	3,593	110,413
Checkpoint Systems, Inc. (a)	3,191	45,280

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coherent, Inc.	1,895	$104,358
CTS Corp.	2,608	35,573
Daktronics, Inc.	2,888	29,631
Electro Scientific Industries, Inc.	1,830	19,691
Fabrinet (a)	2,205	30,870
Faro Technologies, Inc. (a)	1,330	44,981
FEI Co.	2,999	218,897
Fluidigm Corp. (a)	1,959	34,204
II-VI, Inc. (a)	3,972	64,585
InvenSense, Inc. (a) (b)	4,415	67,903
Itron, Inc. (a)	3,075	130,472
Kemet Corp. (a)	3,428	14,089
Measurement Specialties, Inc. (a)	1,206	56,115
Mesa Laboratories, Inc.	211	11,421
Methode Electronics, Inc.	2,883	49,040
Multi-Fineline Electronix, Inc. (a)	654	9,686
Newport Corp. (a)	3,005	41,860
NVE Corp. (a)	388	18,166
OSI Systems, Inc. (a)	1,551	99,915
Park Electrochemical Corp.	1,620	38,896
Plexus Corp. (a)	2,652	79,268
Rofin-Sinar Technologies, Inc. (a)	2,199	54,843
Rogers Corp. (a)	1,328	62,841
Sanmina Corp. (a)	6,440	92,414
Sparton Corp. (a)	798	13,757
Stoneridge, Inc. (a)	2,198	25,585
Taser International, Inc. (a)	3,986	33,961
TTM Technologies, Inc. (a)	4,117	34,583
Viasystems Group, Inc. (a)	261	3,009
Vishay Precision Group, Inc. (a)	982	14,867
Watts Water Technologies, Inc. Class A	2,218	100,564
Woodward, Inc.	5,346	213,840
Zagg, Inc. (a) (b)	2,394	12,808
Zygo Corp. (a)	1,312	20,743

		2,288,876

Engineering & Construction — 0.6%
Aegion Corp. (a)	3,048	68,610
Argan, Inc.	1,089	16,988
Dycom Industries, Inc. (a)	2,575	59,585
EMCOR Group, Inc.	5,224	212,356
Engility Holdings, Inc. (a)	1,335	37,941
Granite Construction, Inc.	3,022	89,935
Layne Christensen Co. (a)	1,545	30,143
Michael Baker Corp.	661	17,920
Mistras Group, Inc. (a)	1,250	21,975
MYR Group, Inc. (a)	1,616	31,431
National Technical Systems, Inc. (a)	533	7,457
Orion Marine Group, Inc. (a)	2,090	25,268
Sterling Construction Co., Inc. (a)	1,298	11,760
Tutor Perini Corp. (a)	2,867	51,864
VSE Corp.	327	13,430

		696,663

	Number of Shares	Value
Environmental Controls — 0.6%
ADA-ES, Inc. (a)	783	$32,980
Calgon Carbon Corp. (a)	4,209	70,206
Casella Waste Systems, Inc. Class A (a)	2,959	12,753
Ceco Environmental Corp. (b)	791	9,729
Darling International, Inc. (a)	9,195	171,579
Energy Recovery, Inc. (a)	3,430	14,166
GSE Holding, Inc. (a)	543	3,144
Heritage-Crystal Clean, Inc. (a)	679	9,920
Met-Pro Corp.	1,143	15,362
Mine Safety Appliances Co.	2,205	102,643
Nuverra Environmental Solutions, Inc. (a) (b)	11,208	32,503
Pure Cycle Corp. (a)	1,341	7,496
Rentech, Inc.	17,581	36,920
Tetra Technologies, Inc. (a)	5,066	119,102
TRC Cos., Inc. (a)	1,242	8,694
US Ecology, Inc.	1,434	39,349

		686,546

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	3,689	124,135
Hardinge, Inc.	938	13,863

		137,998

Housewares — 0.0%
National Presto Industries, Inc. (b)	374	26,939

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,578	54,110
Hyster-Yale Materials Handling, Inc.	819	51,425

		105,535

Machinery – Diversified — 1.4%
Alamo Group, Inc.	548	22,369
Albany International Corp. Class A	2,170	71,567
Altra Holdings, Inc.	2,101	57,525
Applied Industrial Technologies, Inc.	3,278	158,426
Briggs & Stratton Corp.	3,747	74,191
Chart Industries, Inc. (a)	2,358	221,864
Cognex Corp.	3,379	152,798
Columbus McKinnon Corp. (a)	1,518	32,364
DXP Enterprises, Inc. (a)	737	49,084
The ExOne Co. (a) (b)	474	29,255
Flow International Corp. (a)	3,754	13,852
Global Power Equipment Group, Inc.	1,324	21,343
Gorman-Rupp Co.	1,172	37,317
Hurco Cos., Inc.	507	14,586
Intermec, Inc. (a)	4,691	46,113
iRobot Corp. (a)	2,194	87,255
Kadant, Inc.	872	26,308
Lindsay Corp.	1,000	74,980
Manitex International, Inc. (a)	957	10,479
The Middleby Corp. (a)	1,462	248,672
NACCO Industries, Inc. Class A	385	22,053

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Power Solutions International, Inc. (a)	150	$5,039
Proto Labs, Inc. (a) (b)	1,328	86,280
Tecumseh Products Co. Class A (a)	1,438	15,717
Tennant Co.	1,431	69,074
Twin Disc, Inc. (b)	657	15,571

		1,664,082

Manufacturing — 1.9%
Actuant Corp. Class A	5,690	187,599
Acuity Brands, Inc.	3,332	251,633
American Railcar Industries, Inc. (b)	731	24,496
AZZ, Inc.	1,982	76,426
Barnes Group, Inc.	4,179	125,328
Blount International, Inc. (a)	3,828	45,247
The Brink’s Co.	3,731	95,178
Chase Corp.	488	10,912
CLARCOR, Inc.	3,861	201,583
EnPro Industries, Inc. (a)	1,621	82,282
ESCO Technologies, Inc.	2,056	66,573
Federal Signal Corp. (a)	4,857	42,499
FreightCar America, Inc.	958	16,276
GP Strategies Corp. (a)	1,141	27,179
Griffon Corp.	3,470	39,038
Handy & Harman Ltd. (a)	422	7,545
John Bean Technologies Corp.	2,250	47,273
Koppers Holdings, Inc.	1,612	61,546
LSB Industries, Inc. (a)	1,473	44,794
Lydall, Inc. (a)	1,326	19,360
Matthews International Corp. Class A	2,145	80,866
Myers Industries, Inc.	2,193	32,917
NL Industries, Inc.	520	5,876
Park-Ohio Holdings Corp. (a)	678	22,360
PMFG, Inc. (a)	1,704	11,792
Polypore International, Inc. (a)	3,629	146,249
Raven Industries, Inc.	2,829	84,813
Smith & Wesson Holding Corp. (a) (b)	4,991	49,810
Standex International Corp.	988	52,117
Sturm, Ruger & Co., Inc. (b)	1,503	72,204
Tredegar Corp.	1,933	49,678
Trimas Corp. (a)	3,087	115,083

		2,196,532

Metal Fabricate & Hardware — 0.8%
A.M. Castle & Co. (a) (b)	1,378	21,717
Ampco-Pittsburgh Corp.	677	12,707
Circor International, Inc.	1,366	69,475
Commercial Metals Co.	9,080	134,112
Dynamic Materials Corp.	1,040	17,170
Global Brass & Copper Holdings, Inc. (a)	627	8,302
Haynes International, Inc.	957	45,812
Kaydon Corp.	2,502	68,930
L.B. Foster Co. Class A	791	34,148
Mueller Industries, Inc.	2,186	110,240

	Number of Shares	Value
Mueller Water Products, Inc. Class A	12,283	$84,876
NN, Inc.	1,373	15,666
Northwest Pipe Co. (a)	719	20,060
Omega Flex, Inc.	198	2,944
RBC Bearings, Inc. (a)	1,793	93,146
Rexnord Corp. (a)	2,379	40,086
Sun Hydraulics Corp.	1,662	51,987
Worthington Industries, Inc.	4,106	130,201

		961,579

Packaging & Containers — 0.2%
AEP Industries, Inc. (a)	343	25,516
Berry Plastics Group, Inc. (a)	4,306	95,033
Graphic Packaging Holding Co. (a)	16,322	126,332
UFP Technologies, Inc. (a)	434	8,498

		255,379

Retail — 0.0%
Movado Group, Inc.	1,375	46,516

Transportation — 1.6%
Air Transport Services Group, Inc. (a)	4,091	27,042
Arkansas Best Corp.	1,992	45,716
Atlas Air Worldwide Holdings, Inc. (a)	2,008	87,870
Bristow Group, Inc.	2,810	183,549
CAI International, Inc. (a)	1,337	31,513
Celadon Group, Inc.	1,573	28,707
Echo Global Logistics, Inc. (a)	1,384	26,974
Era Group, Inc. (a)	1,566	40,951
Forward Air Corp.	2,349	89,920
Frontline Ltd. (a) (b)	4,057	7,181
GasLog Ltd.	2,004	25,651
GulfMark Offshore, Inc. Class A	2,078	93,697
Heartland Express, Inc.	3,585	49,724
Hub Group, Inc. Class A (a)	2,874	104,671
International Shipholding Corp.	435	10,149
Knight Transportation, Inc.	4,540	76,363
Knightsbridge Tankers Ltd.	1,950	14,352
Marten Transport Ltd.	1,825	28,598
Matson, Inc.	3,320	83,000
Nordic American Tanker Shipping Ltd. (b)	5,140	38,910
Pacer International, Inc. (a)	2,784	17,567
Patriot Transportation Holding, Inc. (a)	506	15,200
PHI, Inc. (a)	979	33,580
Quality Distribution, Inc. (a)	1,585	14,011
Roadrunner Transportation Systems, Inc. (a)	1,374	38,252
Saia, Inc. (a)	1,881	56,374
Scorpio Tankers, Inc.	12,638	113,489
Ship Finance International Ltd.	3,982	59,093
Swift Transportation Co. (a)	6,524	107,907
Teekay Tankers Ltd. Class A (b)	4,854	12,766
Ultrapetrol Bahamas Ltd. (a)	1,663	4,740
Universal Truckload Services, Inc. (a)	419	10,102

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UTI Worldwide, Inc.	7,052	$116,147
Werner Enterprises, Inc. (b)	3,566	86,190
XPO Logistics, Inc. (a) (b)	1,438	26,013
YRC Worldwide, Inc. (a)	731	21,016

		1,826,985

Trucking & Leasing — 0.3%
Aircastle Ltd.	5,328	85,195
TAL International Group, Inc. (b)	2,634	114,764
Textainer Group Holdings Ltd. (b)	1,657	63,695
The Greenbrier Cos., Inc. (a)	1,901	46,327

		309,981

		15,215,399

Technology — 9.2%
Computers — 1.6%
Acorn Energy, Inc. (b)	1,352	11,411
Agilysys, Inc. (a)	1,107	12,498
CACI International, Inc. Class A (a) (b)	1,794	113,901
Carbonite, Inc. (a) (b)	976	12,093
Ciber, Inc. (a)	5,887	19,663
Computer Task Group, Inc.	1,190	27,334
Cray, Inc. (a)	3,082	60,531
Datalink Corp. (a)	1,221	12,991
Digimarc Corp.	488	10,136
Electronics for Imaging, Inc. (a)	3,611	102,155
FleetMatics Group PLC (a) (b)	1,271	42,235
Fusion-io, Inc. (a)	5,915	84,230
Hutchinson Technology, Inc. (a)	1,822	8,618
iGATE Corp. (a)	2,709	44,482
Imation Corp. (a)	2,714	11,480
Immersion Corp. (a)	2,203	29,190
j2 Global, Inc. (b)	3,573	151,888
The KEYW Holding Corp. (a) (b)	2,481	32,873
LivePerson, Inc. (a)	4,269	38,229
LogMeIn, Inc. (a)	1,892	46,278
Manhattan Associates, Inc. (a)	1,514	116,820
Maxwell Technologies, Inc. (a) (b)	2,343	16,752
Mentor Graphics Corp.	7,403	144,729
Mercury Computer Systems, Inc. (a)	2,514	23,179
Mitek Systems, Inc. (a)	1,729	9,994
MTS Systems Corp.	1,230	69,618
Netscout Systems, Inc. (a)	2,815	65,702
Quantum Corp. (a)	16,518	22,630
RadiSys Corp. (a)	1,811	8,711
RealD, Inc. (a)	3,148	43,757
Silicon Graphics International Corp. (a) (b)	2,611	34,935
Silver Spring Networks, Inc. (a)	461	11,497
Spansion, Inc. (a)	3,678	46,049
STEC, Inc. (a) (b)	2,621	17,613
Super Micro Computer, Inc. (a)	2,477	26,355
Sykes Enterprises, Inc. (a)	3,054	48,131

	Number of Shares	Value
Synaptics, Inc. (a)	2,527	$97,441
Syntel, Inc.	1,200	75,444
Uni-Pixel, Inc. (a)	786	11,562
Unisys Corp. (a)	3,433	75,766
Virtusa Corp. (a)	1,591	35,257

		1,874,158

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	2,912	11,648
Compx International, Inc.	52	726

		12,374

Retail — 0.1%
Insight Enterprises, Inc. (a)	3,385	60,050

Semiconductors — 3.0%
Aeroflex Holding Corp. (a)	1,554	12,261
Alpha & Omega Semiconductor Ltd. (a)	1,315	10,047
Ambarella, Inc. (a) (b)	1,440	24,235
Amkor Technology, Inc. (a) (b)	4,988	20,999
ANADIGICS, Inc. (a)	6,398	14,076
Applied Micro Circuits Corp. (a)	5,303	46,666
ATMI, Inc. (a)	2,481	58,676
Axcelis Technologies, Inc. (a)	8,429	15,341
Brooks Automation, Inc.	5,171	50,314
Cabot Microelectronics Corp. (a)	1,809	59,715
Cavium, Inc. (a)	4,002	141,551
Ceva, Inc. (a)	1,721	33,319
Cirrus Logic, Inc. (a)	4,930	85,585
Cohu, Inc.	1,947	24,338
Cypress Semiconductor Corp.	11,436	122,708
Diodes, Inc. (a)	2,791	72,482
DSP Group, Inc. (a)	1,539	12,789
Emulex Corp. (a)	7,052	45,979
Entegris, Inc. (a)	10,833	101,722
Entropic Communications, Inc. (a)	7,049	30,099
Exar Corp. (a)	2,995	32,256
Formfactor, Inc. (a)	4,252	28,701
GSI Group, Inc. (a)	2,361	18,982
GSI Technology, Inc. (a)	1,597	10,093
GT Advanced Technologies, Inc. (a) (b)	9,174	38,072
Hittite Microwave Corp. (a)	2,451	142,158
Inphi Corp. (a)	2,028	22,308
Integrated Device Technology, Inc. (a)	10,251	81,393
Integrated Silicon Solution, Inc. (a)	2,186	23,959
Intermolecular, Inc. (a)	1,341	9,749
International Rectifier Corp. (a)	5,401	113,097
Intersil Corp. Class A	9,890	77,340
IXYS Corp.	1,880	20,793
Kopin Corp. (a)	5,085	18,865
Lattice Semiconductor Corp. (a)	8,996	45,610
LTX-Credence Corp. (a)	3,699	22,157
MaxLinear, Inc. (a)	1,824	12,768

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Micrel, Inc.	3,616	$35,726
Microsemi Corp. (a)	7,226	164,392
Mindspeed Technologies, Inc. (a) (b)	3,365	10,903
MKS Instruments, Inc.	4,120	109,345
Monolithic Power Systems, Inc.	2,860	68,955
MoSys, Inc. (a)	3,659	14,709
Nanometrics, Inc. (a)	1,796	26,347
OmniVision Technologies, Inc. (a)	4,191	78,162
Peregrine Semiconductor Corp. (a) (b)	2,056	22,431
Pericom Semiconductor Corp. (a)	1,762	12,545
Photronics, Inc. (a)	4,728	38,108
PLX Technology, Inc. (a)	3,490	16,612
PMC-Sierra, Inc. (a)	15,867	100,755
Power Integrations, Inc.	2,245	91,057
QLogic Corp. (a)	6,926	66,213
Rambus, Inc. (a)	8,685	74,604
Richardson Electronics Ltd.	959	11,259
Rubicon Technology, Inc. (a) (b)	1,349	10,805
Rudolph Technologies, Inc. (a)	2,507	28,078
Semtech Corp. (a)	5,243	183,662
Sigma Designs, Inc. (a)	2,382	12,029
Silicon Image, Inc. (a)	6,004	35,123
SunEdison, Inc. (a)	18,034	147,338
Supertex, Inc.	749	17,909
Tessera Technologies, Inc.	4,102	85,322
TriQuint Semiconductor, Inc. (a)	12,700	88,011
Ultra Clean Holdings, Inc. (a)	1,857	11,235
Ultratech, Inc. (a)	2,157	79,205
Veeco Instruments, Inc. (a) (b)	3,046	107,889
Volterra Semiconductor Corp. (a)	1,968	27,788

		3,477,720

Software — 4.5%
Accelrys, Inc. (a)	4,317	36,263
ACI Worldwide, Inc. (a)	3,099	144,041
Actuate Corp. (a)	3,682	24,448
Acxiom Corp. (a)	5,748	130,365
Advent Software, Inc. (a)	2,553	89,508
American Software, Inc. /Georgia	1,820	15,816
Aspen Technology, Inc. (a)	7,289	209,850
Athenahealth, Inc. (a) (b)	2,855	241,876
Audience, Inc. (a)	749	9,894
AVG Technologies NV (a) (b)	1,862	36,216
Avid Technology, Inc. (a)	2,445	14,377
Blackbaud, Inc.	3,550	115,623
Bottomline Technologies, Inc. (a)	2,942	74,403
BroadSoft, Inc. (a)	2,195	60,582
Callidus Software, Inc. (a) (b)	2,922	19,256
CommVault Systems, Inc. (a)	3,616	274,418
Computer Programs & Systems, Inc.	861	42,310
Cornerstone OnDemand, Inc. (a)	3,141	135,974
CSG Systems International, Inc. (a)	2,635	57,179

	Number of Shares	Value
Demandware, Inc. (a) (b)	1,251	$53,055
Digi International, Inc. (a)	1,988	18,628
E2open, Inc. (a) (b)	1,148	20,090
Ebix, Inc. (b)	2,419	22,400
Envestnet, Inc. (a)	1,758	43,247
EPAM Systems, Inc. (a)	1,700	46,206
EPIQ Systems, Inc.	2,457	33,096
Fair Isaac Corp.	2,789	127,820
Glu Mobile, Inc. (a) (b)	4,511	9,924
Greenway Medical Technologies (a) (b)	1,123	13,858
Guidance Software, Inc. (a)	1,306	11,414
Guidewire Software, Inc. (a)	3,262	137,167
Imperva, Inc. (a)	1,571	70,758
inContact, Inc. (a)	4,153	34,138
Infoblox, Inc. (a)	3,895	113,968
InnerWorkings, Inc. (a)	3,450	37,432
Interactive Intelligence Group, Inc. (a)	1,205	62,178
Jive Software, Inc. (a)	3,079	55,945
ManTech International Corp. Class A (b)	1,852	48,374
Market Leader, Inc. (a)	1,831	19,592
MedAssets, Inc. (a)	4,737	84,034
Medidata Solutions, Inc. (a)	2,068	160,167
MicroStrategy, Inc. Class A (a)	704	61,220
Model N, Inc. (a)	631	14,740
Monotype Imaging Holdings, Inc.	2,973	75,544
Omnicell, Inc. (a)	2,694	55,362
PDF Solutions, Inc. (a)	1,955	36,031
Pegasystems, Inc.	1,353	44,811
Planet Payment, Inc. (a)	3,308	9,130
Progress Software Corp. (a)	4,288	98,667
Proofpoint, Inc. (a)	1,697	41,118
PROS Holdings, Inc. (a)	1,747	52,323
PTC, Inc. (a)	9,302	228,178
QAD, Inc.	458	5,258
QLIK Technologies, Inc. (a)	6,769	191,360
Quality Systems, Inc.	3,096	57,926
Qualys, Inc. (a)	1,159	18,683
Rally Software Development Corp. (a)	537	13,328
RealPage, Inc. (a) (b)	3,620	66,391
Rosetta Stone, Inc. (a)	936	13,797
Sapiens International Corp. NV	1,320	7,577
Schawk, Inc.	1,049	13,773
SciQuest, Inc. (a)	1,773	44,414
Seachange International, Inc. (a)	2,547	29,825
SS&C Technologies Holdings, Inc (a)	4,531	149,070
Synchronoss Technologies, Inc. (a)	2,265	69,921
SYNNEX Corp. (a)	2,053	86,801
Take-Two Interactive Software, Inc. (a)	6,315	94,536
Tangoe, Inc./CT (a)	2,390	36,878
TiVo, Inc. (a)	9,848	108,820
Tyler Technologies, Inc. (a)	2,450	167,947
The Ultimate Software Group, Inc. (a)	2,150	252,173

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verint Systems, Inc. (a)	4,098	$145,356

		5,246,848

		10,671,150

Utilities — 3.2%
Electric — 1.9%
Allete, Inc.	3,103	154,684
Ameresco, Inc. (a)	1,562	14,074
Atlantic Power Corp. (b)	9,323	36,733
Avista Corp.	4,655	125,778
Black Hills Corp.	3,455	168,431
Cleco Corp.	4,696	218,035
Dynegy, Inc. (a) (b)	7,780	175,439
El Paso Electric Co.	3,127	110,414
The Empire District Electric Co.	3,318	74,025
EnerNOC, Inc. (a)	2,079	27,567
Genie Energy Ltd.	1,005	9,196
IDACORP, Inc.	3,906	186,551
MGE Energy, Inc.	1,796	98,349
NorthWestern Corp.	2,944	117,466
Ormat Technologies, Inc.	1,375	32,340
Otter Tail Corp.	2,821	80,116
Pike Electric Corp.	2,021	24,858
Portland General Electric Co.	5,886	180,053
UIL Holdings Corp.	3,943	150,820
Unitil Corp.	1,065	30,757
UNS Energy Corp.	3,216	143,852

		2,159,538

Gas — 1.0%
Chesapeake Utilities Corp.	745	38,360
Delta Natural Gas Co., Inc.	511	10,859
The Laclede Group, Inc.	2,541	116,022
New Jersey Resources Corp.	3,251	135,014
Northwest Natural Gas Co.	2,097	89,080
Piedmont Natural Gas Co., Inc.	5,874	198,189
PNM Resources, Inc.	6,195	137,467
South Jersey Industries, Inc.	2,487	142,779
Southwest Gas Corp.	3,605	168,678
WGL Holdings, Inc.	4,022	173,831

		1,210,279

Water — 0.3%
American States Water Co.	1,500	80,505
Artesian Resources Corp.	594	13,234
California Water Service Group	3,733	72,831
Connecticut Water Service, Inc.	826	23,706
Consolidated Water Co., Inc.	1,127	12,882
Middlesex Water Co.	1,232	24,541
Pico Holdings, Inc. (a)	1,770	37,099
SJW Corp.	1,199	31,414
York Water Co.	1,008	19,182

		315,394

		3,685,211

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $94,241,559)		$109,922,882

TOTAL EQUITIES (Cost $94,241,559)		109,922,882

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Automotive & Parts — 0.0%
Federal-Mogul Corp., Expires 7/09/13, Strike 9.780% (a)	1,538	262

TOTAL RIGHTS (Cost $0)		262

MUTUAL FUNDS — 12.8%
Diversified Financial — 12.8%
Firsthand Technology Value Fund, Inc. (a)	634	12,591
State Street Navigator Securities Lending Prime Portfolio (c)	14,732,802	14,732,802

		14,745,393

TOTAL MUTUAL FUNDS (Cost $14,743,446)		14,745,393

TOTAL LONG-TERM INVESTMENTS (Cost $108,985,005)		124,668,537

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$4,803,393	4,803,393

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	303	303

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.100% 10/17/13 (e)	265,000	264,935

TOTAL SHORT-TERM INVESTMENTS (Cost $5,068,631)		5,068,631

TOTAL INVESTMENTS — 112.4% (Cost $114,053,636) (f)		129,737,168

Other Assets/(Liabilities) — (12.4)%		(14,277,935)

NET ASSETS — 100.0%		$115,459,233

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $14,275,706. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,803,397. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,900,129.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.1%
Basic Materials — 3.2%
Chemicals — 2.4%
Albemarle Corp.	37,800	$2,354,562
Celanese Corp. Series A	269,600	12,078,080
Cytec Industries, Inc.	27,900	2,043,675
FMC Corp.	136,200	8,316,372
Rockwood Holdings, Inc.	170,000	10,885,100
The Sherwin-Williams Co.	25,760	4,549,216

		40,227,005

Mining — 0.8%
Agnico-Eagle Mines Ltd.	234,000	6,444,360
Franco-Nevada Corp.	201,000	7,195,636

		13,639,996

		53,867,001

Communications — 9.0%
Internet — 3.8%
Akamai Technologies, Inc. (a)	401,100	17,066,805
Dropbox, Inc. (a) (b)	32,717	296,059
Groupon, Inc. (a)	737,000	6,264,500
Liberty Interactive Corp. Class A (a)	196,000	4,509,960
LinkedIn Corp. (a)	25,000	4,457,500
Netflix, Inc. (a)	40,000	8,443,600
TIBCO Software, Inc. (a)	116,000	2,482,400
TripAdvisor, Inc. (a)	148,000	9,008,760
VeriSign, Inc. (a)	268,000	11,968,880

		64,498,464

Media — 2.6%
Charter Communications, Inc. Class A (a)	140,000	17,339,000
Discovery Communications, Inc. Series A (a)	83,000	6,408,430
Discovery Communications, Inc. Series C (a)	51,000	3,552,660
FactSet Research Systems, Inc. (c)	131,000	13,354,140
Sirius XM Radio, Inc.	808,100	2,707,135

		43,361,365

Telecommunications — 2.6%
Amdocs Ltd.	428,000	15,874,520
JDS Uniphase Corp. (a)	988,000	14,207,440
Motorola Solutions, Inc.	231,000	13,335,630

		43,417,590

		151,277,419

Consumer, Cyclical — 15.4%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	136,800	7,113,600

	Number of Shares	Value
Apparel — 0.3%
VF Corp.	24,604	$4,750,048

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (c)	49,000	5,264,070

Automotive & Parts — 1.2%
Delphi Automotive PLC	86,600	4,389,754
TRW Automotive Holdings Corp. (a)	69,200	4,597,648
WABCO Holdings, Inc. (a)	148,000	11,054,120

		20,041,522

Distribution & Wholesale — 1.5%
Fastenal Co.	347,000	15,909,950
LKQ Corp. (a)	212,800	5,479,600
WESCO International, Inc. (a) (c)	48,700	3,309,652

		24,699,202

Entertainment — 0.1%
SeaWorld Entertainment, Inc.	67,000	2,351,700

Home Furnishing — 0.1%
Harman International Industries, Inc.	24,800	1,344,160

Leisure Time — 1.3%
Harley-Davidson, Inc.	271,600	14,889,112
Norwegian Cruise Line Holdings Ltd. (a) (c)	201,000	6,092,310

		20,981,422

Lodging — 1.5%
Choice Hotels International, Inc. (c)	171,000	6,786,990
Marriott International, Inc. Class A	263,000	10,617,310
Starwood Hotels & Resorts Worldwide, Inc.	73,800	4,663,422
Wyndham Worldwide Corp.	60,200	3,445,246

		25,512,968

Retail — 8.7%
AutoZone, Inc. (a)	33,000	13,981,770
Bed Bath & Beyond, Inc. (a)	40,400	2,864,360
CarMax, Inc. (a)	547,600	25,277,216
Chipotle Mexican Grill, Inc. (a)	18,140	6,609,309
Dick’s Sporting Goods, Inc.	46,800	2,342,808
Dollar General Corp. (a)	297,000	14,977,710
Dollar Tree, Inc. (a)	218,000	11,083,120
DSW, Inc. Class A	98,000	7,200,060
Dunkin’ Brands Group, Inc.	60,700	2,599,174
GNC Holdings, Inc. Class A	83,300	3,682,693
Kohl’s Corp.	231,000	11,667,810
O’Reilly Automotive, Inc. (a)	160,100	18,030,462
Panera Bread Co. Class A (a)	37,000	6,879,780
PVH Corp.	31,200	3,901,560
Tiffany & Co.	32,400	2,360,016
Tim Hortons, Inc.	201,000	10,880,130

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Urban Outfitters, Inc. (a)	49,700	$1,998,934

		146,336,912

		258,395,604

Consumer, Non-cyclical — 27.1%
Beverages — 1.0%
Brown-Forman Corp. Class B	55,525	3,750,714
Green Mountain Coffee Roasters, Inc. (a) (c)	178,000	13,360,680

		17,111,394

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	85,000	7,840,400
Alkermes PLC (a)	443,300	12,713,844
Illumina, Inc. (a)	136,700	10,230,628
Incyte Corp. (a) (c)	152,000	3,344,000
Regeneron Pharmaceuticals, Inc. (a)	44,000	9,894,720
Seattle Genetics, Inc. (a) (c)	67,200	2,114,112
Vertex Pharmaceuticals, Inc. (a)	100,000	7,987,000

		54,124,704

Commercial Services — 7.7%
Alliance Data Systems Corp. (a) (c)	42,200	7,639,466
CoreLogic, Inc. (a)	17,800	412,426
Equifax, Inc.	198,000	11,668,140
Gartner, Inc. (a)	338,600	19,296,814
Global Payments, Inc.	167,000	7,735,440
Hertz Global Holdings, Inc. (a)	524,300	13,002,640
KAR Auction Services, Inc.	134,310	3,071,670
Manpower, Inc.	314,000	17,207,200
MAXIMUS, Inc.	22,100	1,646,008
Quanta Services, Inc. (a)	816,000	21,591,360
Vantiv, Inc. (a)	271,000	7,479,600
Verisk Analytics, Inc. Class A (a)	225,500	13,462,350
WEX, Inc. (a)	66,500	5,100,550

		129,313,664

Foods — 2.0%
Dean Foods Co. (a)	638,500	6,397,770
The Fresh Market, Inc. (a)	67,000	3,331,240
TreeHouse Foods, Inc. (a)	131,000	8,585,740
WhiteWave Foods Co. Class A (a) (c)	175,000	2,843,750
WhiteWave Foods Co. Class B (a)	235,000	3,572,000
Whole Foods Market, Inc.	166,000	8,545,680

		33,276,180

Health Care – Products — 4.2%
Bruker Corp. (a)	501,000	8,091,150
CareFusion Corp. (a)	412,000	15,182,200
The Cooper Cos., Inc.	137,800	16,405,090
Edwards Lifesciences Corp. (a)	89,200	5,994,240
Henry Schein, Inc. (a)	131,000	12,543,250
IDEXX Laboratories, Inc. (a)	142,000	12,748,760

		70,964,690

	Number of Shares	Value
Health Care – Services — 4.8%
Catamaran Corp. (a)	199,316	$9,710,675
Centene Corp. (a)	55,700	2,922,022
Covance, Inc. (a)	305,800	23,283,612
DaVita HealthCare Partners, Inc. (a)	20,100	2,428,080
Laboratory Corporation of America Holdings (a)	198,000	19,819,800
MEDNAX, Inc. (a)	143,400	13,132,572
Universal Health Services, Inc. Class B	158,000	10,579,680

		81,876,441

Pharmaceuticals — 4.2%
Actavis, Inc. (a)	58,600	7,396,492
Cubist Pharmaceuticals, Inc. (a)	67,000	3,236,100
DENTSPLY International, Inc.	468,000	19,169,280
Elan Corp. PLC Sponsored ADR (Ireland) (a) (c)	372,000	5,260,080
Onyx Pharmaceuticals, Inc. (a)	98,800	12,263,056
Pharmacyclics, Inc. (a)	44,000	3,496,680
Quintiles Transnational Holdings, Inc. (a)	24,000	1,021,440
Sirona Dental Systems, Inc. (a)	65,500	4,315,140
Theravance, Inc. (a) (c)	180,000	6,935,400
Valeant Pharmaceuticals International, Inc. (a)	83,000	7,144,640

		70,238,308

		456,905,381

Energy — 6.0%
Oil & Gas — 5.6%
Atwood Oceanics, Inc. (a)	49,300	2,566,065
Cabot Oil & Gas Corp.	57,300	4,069,446
Concho Resources, Inc. (a)	127,600	10,682,672
Continental Resources, Inc. (a) (c)	64,300	5,533,658
EQT Corp.	231,000	18,334,470
InterOil Corp. (a) (c)	53,600	3,725,736
Laredo Petroleum Holdings, Inc. (a)	66,000	1,356,960
Pioneer Natural Resources Co.	66,000	9,553,500
Range Resources Corp.	214,000	16,546,480
SM Energy Co.	231,000	13,855,380
Southwestern Energy Co. (a)	200,000	7,306,000

		93,530,367

Oil & Gas Services — 0.4%
Cameron International Corp. (a)	61,400	3,755,224
Oceaneering International, Inc.	42,400	3,061,280

		6,816,504

		100,346,871

Financial — 7.3%
Banks — 0.5%
Signature Bank (a)	37,000	3,071,740

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TCF Financial Corp.	438,000	$6,210,840

		9,282,580

Diversified Financial — 3.2%
CBOE Holdings, Inc.	264,000	12,312,960
The Charles Schwab Corp.	384,000	8,152,320
IntercontinentalExchange, Inc. (a)	48,000	8,532,480
Raymond James Financial, Inc.	104,600	4,495,708
T. Rowe Price Group, Inc.	81,870	5,988,791
TD Ameritrade Holding Corp.	567,000	13,772,430

		53,254,689

Insurance — 3.1%
Allied World Assurance Co. Holdings Ltd.	57,700	5,280,127
Arthur J. Gallagher & Co.	119,000	5,199,110
Fidelity National Financial, Inc. Class A	469,000	11,166,890
HCC Insurance Holdings, Inc.	268,000	11,553,480
The Progressive Corp.	434,000	11,032,280
Willis Group Holdings PLC	197,000	8,033,660

		52,265,547

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	75,000	6,835,500

Savings & Loans — 0.1%
BankUnited, Inc.	66,000	1,716,660

		123,354,976

Industrial — 15.7%
Aerospace & Defense — 0.7%
BE Aerospace, Inc. (a)	178,900	11,285,012

Building Materials — 0.8%
Eagle Materials, Inc.	54,000	3,578,580
Martin Marietta Materials, Inc.	95,300	9,379,426

		12,958,006

Electrical Components & Equipment — 2.1%
AMETEK, Inc.	457,450	19,350,135
The Babcock & Wilcox Co.	536,000	16,096,080

		35,446,215

Electronics — 2.6%
Agilent Technologies, Inc.	267,000	11,416,920
Amphenol Corp. Class A	69,200	5,393,448
FEI Co.	70,700	5,160,393
Imax Corp. (a) (c)	155,600	3,868,216
Itron, Inc. (a)	56,300	2,388,809
Mettler-Toledo International, Inc. (a)	14,000	2,816,800
Sensata Technologies Holding NV (a)	201,000	7,014,900
Trimble Navigation Ltd. (a)	234,000	6,086,340

		44,145,826

	Number of Shares	Value
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc. (a)	55,600	$3,065,228
McDermott International, Inc. (a)	680,000	5,562,400

		8,627,628

Environmental Controls — 0.9%
Clean Harbors, Inc. (a)	64,000	3,233,920
Stericycle, Inc. (a)	22,700	2,506,761
Waste Connections, Inc.	230,000	9,462,200

		15,202,881

Machinery – Diversified — 2.4%
Chart Industries, Inc. (a)	33,700	3,170,833
IDEX Corp.	297,000	15,981,570
Nordson Corp.	67,000	4,643,770
Roper Industries, Inc.	133,000	16,521,260

		40,317,433

Manufacturing — 3.6%
Acuity Brands, Inc.	92,000	6,947,840
Colfax Corp. (a)	171,000	8,910,810
Pall Corp.	306,300	20,347,509
Teleflex, Inc.	84,000	6,509,160
Textron, Inc.	660,000	17,193,000

		59,908,319

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (a)	148,000	2,493,800

Packaging & Containers — 0.2%
Ball Corp.	71,000	2,949,340

Transportation — 1.8%
J.B. Hunt Transport Services, Inc.	132,000	9,535,680
Kansas City Southern	100,000	10,596,000
Kirby Corp. (a)	56,000	4,454,240
United Continental Holdings, Inc. (a)	199,800	6,251,742

		30,837,662

		264,172,122

Technology — 11.3%
Computers — 2.8%
Cadence Design Systems, Inc. (a)	484,600	7,017,008
Computer Sciences Corp.	66,400	2,906,328
IHS, Inc. Class A (a)	236,300	24,664,994
Jack Henry & Associates, Inc.	107,700	5,075,901
SanDisk Corp. (a)	84,000	5,132,400
Teradata Corp. (a)	47,200	2,370,856

		47,167,487

Semiconductors — 3.6%
Altera Corp.	268,000	8,841,320
Atmel Corp. (a)	1,051,000	7,724,850
Avago Technologies Ltd.	168,000	6,279,840
Cree, Inc. (a)	99,000	6,322,140
Intersil Corp. Class A	26,000	203,320

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IPG Photonics Corp. (c)	84,000	$5,101,320
Maxim Integrated Products, Inc.	113,000	3,139,140
Microchip Technology, Inc.	168,000	6,258,000
Xilinx, Inc.	398,100	15,768,741

		59,638,671

Software — 4.9%
Cerner Corp. (a)	23,300	2,238,897
Citrix Systems, Inc. (a)	63,100	3,806,823
Concur Technologies, Inc. (a) (c)	131,000	10,660,780
Electronic Arts, Inc. (a)	118,700	2,726,539
Fiserv, Inc. (a)	231,000	20,191,710
Intuit, Inc.	56,200	3,429,886
MSCI, Inc. (a)	335,000	11,145,450
Red Hat, Inc. (a)	297,000	14,202,540
Servicenow, Inc. (a)	187,000	7,552,930
Workday, Inc. (a)	106,000	6,793,540

		82,749,095

		189,555,253

Utilities — 1.1%
Electric — 1.1%
Calpine Corp. (a)	858,000	18,215,340

TOTAL COMMON STOCK (Cost $1,162,801,581)		1,616,089,967

PREFERRED STOCK — 0.2%
Communications — 0.2%
Internet — 0.2%
Coupons.com (a) (b)	503,736	1,378,977
Dropbox, Inc. Series A (a) (b)	40,629	367,656
Dropbox, Inc. Series A 1 (a) (b)	199,577	1,805,992
Living Social (a) (b)	586,650	340,257

		3,892,882

TOTAL PREFERRED STOCK (Cost $8,256,006)		3,892,882

TOTAL EQUITIES (Cost $1,171,057,587)		1,619,982,849

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
State Street Navigator Securities Lending Prime Portfolio (d)	74,573,803	74,573,803
T. Rowe Price Government Reserve Investment Fund	11,837,796	11,837,796

		86,411,599

TOTAL MUTUAL FUNDS (Cost $86,411,599)		86,411,599

TOTAL LONG-TERM INVESTMENTS (Cost $1,257,469,186)		1,706,394,448

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$48,920,184	$48,920,184

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	9,738	9,738

TOTAL SHORT-TERM INVESTMENTS (Cost $48,929,922)		48,929,922

TOTAL INVESTMENTS — 104.3% (Cost $1,306,399,108) (f)		1,755,324,370

Other Assets/(Liabilities) — (4.3)%		(72,513,866)

NET ASSETS — 100.0%		$1,682,810,504

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $4,188,941 or 0.25% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $72,924,924. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $48,920,225. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $49,904,150.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 2.7%
Chemicals — 1.1%
Axiall Corp.	30,645	$1,304,864
Ferro Corp. (a)	346,890	2,410,885
Methanex Corp.	94,200	4,030,818
Minerals Technologies, Inc.	56,288	2,326,946

		10,073,513

Forest Products & Paper — 1.5%
KapStone Paper and Packaging Corp.	234,246	9,412,004
Potlatch Corp.	95,750	3,872,130

		13,284,134

Mining — 0.1%
AuRico Gold, Inc.	85,729	374,636

		23,732,283

Communications — 9.7%
Internet — 5.4%
Angie’s List, Inc. (a)	64,100	1,701,855
Dealertrack Technologies, Inc. (a)	135,161	4,788,754
Dropbox, Inc. (b)	33,185	300,294
HomeAway, Inc. (a)	103,508	3,347,449
IAC/InterActiveCorp	132,220	6,288,383
Internap Network Services Corp. (a)	181,932	1,504,578
OpenTable, Inc. (a)	61,600	3,939,320
Responsys, Inc. (a)	91,747	1,312,900
Shutterfly, Inc. (a)	65,688	3,664,733
Shutterstock, Inc. (a)	42,520	2,371,766
Sourcefire, Inc. (a)	49,099	2,727,449
SPS Commerce, Inc. (a)	48,515	2,668,325
Stamps.com, Inc. (a)	38,229	1,505,840
Textura Corp. (a)	45,873	1,193,157
Tremor Video, Inc. (a)	118,418	1,065,762
Trulia, Inc. (a) (c)	88,440	2,749,600
ValueClick, Inc. (a)	84,860	2,094,345
Web.com Group, Inc. (a)	168,105	4,303,488

		47,527,998

Media — 1.4%
FactSet Research Systems, Inc.	63,444	6,467,481
The New York Times Co. Class A (a)	42,000	464,520
Pandora Media, Inc. (a)	297,903	5,481,415

		12,413,416

Telecommunications — 2.9%
Aruba Networks, Inc. (a)	42,150	647,424
Ciena Corp. (a)	293,100	5,692,002
DigitalGlobe, Inc. (a)	203,166	6,300,178
Ixia (a)	132,026	2,429,278
JDS Uniphase Corp. (a)	221,540	3,185,745
Plantronics, Inc.	27,380	1,202,530

	Number of Shares	Value
Sonus Networks, Inc. (a)	630,818	$1,898,762
tw telecom, Inc. (a)	72,250	2,033,115
Vonage Holdings Corp. (a)	908,060	2,569,810

		25,958,844

		85,900,258

Consumer, Cyclical — 17.2%
Airlines — 0.5%
JetBlue Airways Corp. (a) (c)	356,000	2,242,800
Spirit Airlines, Inc. (a)	73,654	2,339,987

		4,582,787

Apparel — 1.6%
Quiksilver, Inc. (a)	153,858	990,846
Skechers U.S.A., Inc. Class A (a)	82,058	1,970,213
Steven Madden Ltd. (a)	42,875	2,074,292
Under Armour, Inc. Class A (a)	151,662	9,055,738

		14,091,089

Automotive & Parts — 1.3%
Dana Holding Corp.	167,360	3,223,354
Dorman Products, Inc.	51,037	2,328,818
Tenneco, Inc. (a)	142,571	6,455,615

		12,007,787

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (a)	45,633	1,728,578
Watsco, Inc.	39,800	3,341,608
WESCO International, Inc. (a) (c)	29,133	1,979,879

		7,050,065

Entertainment — 0.9%
Churchill Downs, Inc.	48,940	3,858,919
DreamWorks Animation SKG, Inc. Class A (a) (c)	113,820	2,920,621
Six Flags Entertainment Corp.	38,668	1,359,567

		8,139,107

Home Builders — 1.0%
Beazer Homes USA, Inc. (a) (c)	74,214	1,300,229
Standard Pacific Corp. (a) (c)	574,742	4,787,601
Taylor Morrison Home Corp. (a)	99,053	2,414,912

		8,502,742

Home Furnishing — 0.6%
Harman International Industries, Inc.	92,100	4,991,820

Leisure Time — 0.6%
Brunswick Corp.	91,867	2,935,151
LIFE TIME FITNESS, Inc. (a)	45,964	2,303,256

		5,238,407

Office Furnishings — 0.3%
Steelcase, Inc. Class A	192,657	2,808,939

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 9.4%
AFC Enterprises, Inc. (a)	36,944	$1,327,767
BJ’s Restaurants, Inc. (a)	92,467	3,430,526
Bloomin’ Brands, Inc. (a)	136,780	3,403,086
Body Central Corp. (a)	38,799	516,803
Buffalo Wild Wings, Inc. (a)	26,970	2,647,375
Casey’s General Stores, Inc.	73,277	4,408,344
The Cheesecake Factory, Inc.	111,619	4,675,720
CST Brands, Inc. (a)	51,975	1,601,350
Denny’s Corp. (a)	300,310	1,687,742
Domino’s Pizza, Inc.	36,400	2,116,660
DSW, Inc. Class A	31,630	2,323,856
Five Below, Inc. (a) (c)	25,240	927,822
Francesca’s Holdings Corp. (a) (c)	258,486	7,183,326
GameStop Corp. Class A (c)	196,420	8,255,533
Hibbett Sports, Inc. (a)	36,000	1,998,000
HSN, Inc.	85,653	4,601,279
Jack in the Box, Inc. (a)	78,657	3,090,434
Noodles & Co. (a)	11,300	415,275
Nu Skin Enterprises, Inc. Class A	34,100	2,084,192
Panera Bread Co. Class A (a)	22,600	4,202,244
Pier 1 Imports, Inc.	252,177	5,923,638
Red Robin Gourmet Burgers, Inc. (a)	54,279	2,995,115
Stage Stores, Inc.	177,900	4,180,650
Vitamin Shoppe, Inc. (a)	63,046	2,826,983
Zumiez, Inc. (a)	240,264	6,907,590

		83,731,310

Storage & Warehousing — 0.2%
Mobile Mini, Inc. (a)	45,153	1,496,822

		152,640,875

Consumer, Non-cyclical — 22.8%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a)	7,554	1,289,015

Biotechnology — 2.0%
Algeta ASA (a)	32,125	1,220,827
Alkermes PLC (a)	78,620	2,254,822
Arena Pharmaceuticals, Inc. (a) (c)	131,210	1,010,317
Coronado Biosciences, Inc. (a) (c)	130,153	1,119,316
Exelixis, Inc. (a) (c)	430,740	1,955,560
Immunogen, Inc. (a) (c)	79,690	1,322,057
Incyte Corp. (a)	77,650	1,708,300
Ironwood Pharmaceuticals, Inc. (a)	162,250	1,614,387
NewLink Genetics Corp. (a) (c)	52,559	1,036,463
NPS Pharmaceuticals, Inc. (a)	114,660	1,731,366
Prosensa Holding Bv Common Stock (a)	48,402	931,738
Seattle Genetics, Inc. (a)	67,620	2,127,325

		18,032,478

	Number of Shares	Value
Commercial Services — 6.3%
The Advisory Board Co. (a)	21,616	$1,181,314
AerCap Holdings NV (a)	201,070	3,510,682
Avis Budget Group, Inc. (a)	122,601	3,524,779
Convergys Corp.	171,380	2,987,154
The Corporate Executive Board Co.	49,356	3,120,286
CoStar Group, Inc. (a)	30,401	3,923,857
ExamWorks Group, Inc. (a)	104,836	2,225,668
Exlservice Holdings, Inc. (a)	46,594	1,377,319
Heartland Payment Systems, Inc.	79,337	2,955,303
HMS Holdings Corp. (a)	115,764	2,697,301
Huron Consulting Group, Inc. (a)	59,510	2,751,742
Monro Muffler Brake, Inc. (c)	73,833	3,547,676
On Assignment, Inc. (a)	80,392	2,148,074
PAREXEL International Corp. (a)	54,279	2,493,577
Performant Financial Corp. (a)	119,977	1,390,534
Team Health Holdings, Inc. (a)	36,190	1,486,323
TrueBlue, Inc. (a)	222,488	4,683,373
WEX, Inc. (a)	100,334	7,695,618
WNS Holdings Ltd. Sponsored ADR (India) (a)	131,200	2,189,728

		55,890,308

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	39,960	1,800,997
Inter Parfums, Inc.	33,250	948,290

		2,749,287

Foods — 1.5%
Annie’s, Inc. (a)	85,700	3,662,818
The Fresh Market, Inc. (a)	58,156	2,891,517
Sanderson Farms, Inc.	51,960	3,451,183
WhiteWave Foods Co. Class A (a)	172,800	2,808,000

		12,813,518

Health Care – Products — 4.4%
Cyberonics, Inc. (a)	123,600	6,422,256
Dexcom, Inc. (a)	630,912	14,163,974
Endologix, Inc. (a)	72,990	969,307
Haemonetics Corp. (a)	31,891	1,318,693
HeartWare International, Inc. (a)	52,060	4,951,427
Insulet Corp. (a)	130,610	4,102,460
Spectranetics Corp. (a)	266,711	4,982,161
Volcano Corp. (a)	124,499	2,257,167

		39,167,445

Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (a)	130,883	4,328,301
Centene Corp. (a)	42,871	2,249,013
Community Health Systems, Inc.	44,000	2,062,720
Covance, Inc. (a)	66,285	5,046,940
Health Management Associates, Inc. Class A (a)	299,870	4,713,956
HealthSouth Corp. (a)	112,114	3,228,883
Kindred Healthcare, Inc. (a)	246,590	3,237,727

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LifePoint Hospitals, Inc. (a)	47,920	$2,340,413
Vocera Communications, Inc. (a)	200,600	2,948,820
WellCare Health Plans, Inc. (a)	92,039	5,112,766

		35,269,539

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	40,124	2,281,852

Pharmaceuticals — 2.7%
AVANIR Pharmaceuticals, Inc. (a) (c)	471,260	2,167,796
BioScrip, Inc. (a)	158,155	2,609,558
Cubist Pharmaceuticals, Inc. (a)	35,430	1,711,269
Furiex Pharmaceuticals, Inc. (a)	44,175	1,505,042
Hyperion Therapeutics, Inc. (a)	50,830	1,118,260
Isis Pharmaceuticals, Inc. (a) (c)	88,024	2,365,205
Keryx Biopharmaceuticals, Inc. (a) (c)	373,951	2,793,414
The Medicines Co. (a)	50,170	1,543,229
Optimer Pharmaceuticals, Inc. (a) (c)	78,320	1,133,290
Orexigen Therapeutics, Inc. (a) (c)	246,899	1,444,359
Salix Pharmaceuticals Ltd. (a)	83,810	5,544,032
TESARO, Inc. (a)	9,600	314,304

		24,249,758

Textiles — 1.2%
Fifth & Pacific Cos., Inc. (a)	134,380	3,002,049
Samsonite International SA	759,080	1,827,998
Tumi Holdings, Inc. (a)	227,220	5,453,280

		10,283,327

		202,026,527

Energy — 6.1%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a) (c)	78,540	3,513,094
Headwaters, Inc. (a)	234,495	2,072,936

		5,586,030

Oil & Gas — 2.0%
Comstock Resources, Inc.	146,700	2,307,591
Diamondback Energy, Inc. (a)	28,130	937,292
Oasis Petroleum, Inc. (a)	41,790	1,624,377
Painted Pony Petroleum Ltd. (a)	169,960	1,370,411
Rex Energy Corp. (a)	98,490	1,731,454
Rosetta Resources, Inc. (a)	114,919	4,886,356
SemGroup Corp. Class A	83,790	4,512,929

		17,370,410

Oil & Gas Services — 3.5%
CARBO Ceramics, Inc.	26,900	1,813,867
Core Laboratories NV	31,183	4,729,214
Dril-Quip, Inc. (a)	89,789	8,107,049
Forum Energy Technologies, Inc. (a)	109,800	3,341,214
Hornbeck Offshore Services, Inc. (a)	73,301	3,921,603

	Number of Shares	Value
ION Geophysical Corp. (a)	344,280	$2,072,566
Key Energy Services, Inc. (a)	305,100	1,815,345
Pioneer Energy Services Corp. (a)	215,316	1,425,392
TETRA Technologies, Inc. (a)	214,200	2,197,692
Trican Well Service Ltd.	155,320	2,064,632

		31,488,574

		54,445,014

Financial — 10.5%
Banks — 2.5%
Associated Banc-Corp.	146,940	2,284,917
BancFirst Corp.	7,700	358,435
BancorpSouth, Inc.	24,680	436,836
Bank of the Ozarks, Inc.	31,823	1,378,891
Banner Corp.	59,923	2,024,798
Boston Private Financial Holdings, Inc.	194,970	2,074,481
CapitalSource, Inc.	252,330	2,366,855
First Horizon National Corp.	245,720	2,752,064
Hancock Holding Co.	84,740	2,548,132
International Bancshares Corp.	119,030	2,687,697
National Penn Bancshares, Inc.	221,870	2,254,199
Sterling Financial Corp.	61,818	1,470,032

		22,637,337

Diversified Financial — 4.3%
AllianceBernstein Holding LP	65,300	1,359,546
Altisource Residential Corp. (a)	11,210	187,095
Ellie Mae, Inc. (a)	56,860	1,312,329
Financial Engines, Inc.	166,650	7,597,573
Greenhill & Co., Inc.	79,677	3,644,426
Investment Technology Group, Inc. (a)	84,700	1,184,106
Portfolio Recovery Associates, Inc. (a)	62,236	9,561,317
Virtus Investment Partners, Inc. (a)	8,255	1,455,109
WageWorks, Inc. (a)	215,736	7,432,105
WisdomTree Investments, Inc. (a)	352,398	4,077,245

		37,810,851

Insurance — 1.3%
Argo Group International Holdings Ltd.	4,200	178,038
eHealth, Inc. (a)	134,842	3,063,610
The Hanover Insurance Group, Inc.	50,630	2,477,326
Primerica, Inc.	84,430	3,161,059
Protective Life Corp.	69,857	2,683,208

		11,563,241

Investment Companies — 0.3%
Solar Capital Ltd.	99,450	2,296,301

Real Estate — 0.7%
Alexander & Baldwin, Inc. (a)	56,240	2,235,540
HFF, Inc.	156,400	2,779,228

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jones Lang LaSalle, Inc.	13,810	$1,258,643

		6,273,411

Real Estate Investment Trusts (REITS) — 1.4%
Eastgroup Properties	30,862	1,736,605
MFA Financial, Inc.	271,150	2,291,217
NorthStar Realty Finance Corp.	130,900	1,191,190
Pebblebrook Hotel Trust	181,261	4,685,597
Redwood Trust, Inc.	61,200	1,040,400
Zillow, Inc. Class A (a)	27,000	1,520,100

		12,465,109

		93,046,250

Industrial — 14.8%
Aerospace & Defense — 1.2%
Esterline Technologies Corp. (a)	2,400	173,496
Moog, Inc. Class A (a)	110,956	5,717,562
Teledyne Technologies, Inc. (a)	58,882	4,554,523

		10,445,581

Building Materials — 1.7%
Apogee Enterprises, Inc.	61,114	1,466,736
Armstrong World Industries, Inc. (a)	103,762	4,958,786
Lennox International, Inc.	41,954	2,707,711
Louisiana-Pacific Corp. (a)	151,582	2,241,898
Owens Corning, Inc. (a)	63,840	2,494,867
USG Corp. (a)	69,050	1,591,603

		15,461,601

Electrical Components & Equipment — 0.3%
Generac Holdings, Inc.	33,100	1,225,031
GrafTech International Ltd. (a)	148,000	1,077,440

		2,302,471

Electronics — 1.6%
Imax Corp. (a)	195,835	4,868,458
InvenSense, Inc. (a)	135,819	2,088,896
OSI Systems, Inc. (a)	36,054	2,322,599
Rogers Corp. (a)	104,050	4,923,646

		14,203,599

Environmental Controls — 0.9%
US Ecology, Inc.	84,181	2,309,927
Waste Connections, Inc.	129,600	5,331,744

		7,641,671

Hand & Machine Tools — 0.3%
Kennametal, Inc.	61,140	2,374,066

Machinery – Diversified — 3.9%
Altra Holdings, Inc.	76,564	2,096,322
Applied Industrial Technologies, Inc.	45,112	2,180,263
Briggs & Stratton Corp.	108,528	2,148,854
Cognex Corp.	53,800	2,432,836
DXP Enterprises, Inc. (a)	20,045	1,334,997
Graco, Inc.	80,700	5,101,047

	Number of Shares	Value
iRobot Corp. (a)	51,263	$2,038,730
Lindsay Corp.	20,415	1,530,717
The Middleby Corp. (a)	22,500	3,827,025
Nordson Corp.	42,500	2,945,675
Proto Labs, Inc. (a)	48,600	3,157,542
Wabtec Corp.	113,854	6,083,219

		34,877,227

Manufacturing — 2.5%
Actuant Corp. Class A	80,338	2,648,744
Acuity Brands, Inc.	61,070	4,612,006
CLARCOR, Inc.	34,705	1,811,948
FreightCar America, Inc.	64,974	1,103,908
Hexcel Corp. (a)	205,328	6,991,419
Polypore International, Inc. (a)	38,637	1,557,071
Raven Industries, Inc.	120,900	3,624,582

		22,349,678

Packaging & Containers — 0.6%
Graphic Packaging Holding Co. (a)	473,980	3,668,605
Packaging Corporation of America	39,440	1,930,983

		5,599,588

Transportation — 1.8%
Con-way, Inc.	57,980	2,258,901
Genesee & Wyoming, Inc. Class A (a)	32,124	2,725,400
Landstar System, Inc.	32,350	1,666,025
Old Dominion Freight Line, Inc. (a)	88,084	3,666,056
Swift Transportation Co. (a)	324,472	5,366,767

		15,683,149

		130,938,631

Technology — 13.2%
Computers — 1.5%
Cadence Design Systems, Inc. (a)	400,276	5,795,996
FleetMatics Group PLC (a) (c)	104,444	3,470,674
LivePerson, Inc. (a)	110,160	986,483
MICROS Systems, Inc. (a)	46,821	2,020,326
Virtusa Corp. (a)	59,586	1,320,426

		13,593,905

Semiconductors — 3.2%
Cavium, Inc. (a)	96,963	3,429,581
Cypress Semiconductor Corp.	79,800	856,254
Hittite Microwave Corp. (a)	133,270	7,729,660
IPG Photonics Corp.	50,902	3,091,279
Lattice Semiconductor Corp. (a)	412,620	2,091,983
Microsemi Corp. (a)	103,430	2,353,033
Monolithic Power Systems, Inc.	74,000	1,784,140
Nanometrics, Inc. (a)	103,130	1,512,917
ON Semiconductor Corp. (a)	246,910	1,995,033
SunEdison, Inc. (a)	196,449	1,604,988
Ultratech, Inc. (a)	64,026	2,351,035

		28,799,903

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 8.5%
Aspen Technology, Inc. (a)	59,203	$1,704,454
Athenahealth, Inc. (a) (c)	17,533	1,485,396
BroadSoft, Inc. (a)	164,600	4,542,960
CommVault Systems, Inc. (a)	26,086	1,979,667
Concur Technologies, Inc. (a) (c)	39,080	3,180,330
Cornerstone OnDemand, Inc. (a)	102,690	4,445,450
Demandware, Inc. (a)	20,949	888,447
Envestnet, Inc. (a)	129,303	3,180,854
Fair Isaac Corp.	22,540	1,033,008
Guidewire Software, Inc. (a)	55,240	2,322,842
Imperva, Inc. (a)	97,370	4,385,545
Infoblox, Inc. (a)	217,358	6,359,895
Interactive Intelligence Group, Inc. (a)	52,718	2,720,249
PTC, Inc. (a)	195,800	4,802,974
QLIK Technologies, Inc. (a)	99,600	2,815,692
Servicenow, Inc. (a)	55,703	2,249,844
Solera Holdings, Inc.	41,600	2,315,040
Splunk, Inc. (a)	26,675	1,236,653
Tangoe, Inc./CT (a)	157,674	2,432,910
TiVo, Inc. (a)	379,910	4,198,006
Tyler Technologies, Inc. (a)	88,604	6,073,804
The Ultimate Software Group, Inc. (a)	47,545	5,576,553
Verint Systems, Inc. (a)	143,020	5,072,919

		75,003,492

		117,397,300

Utilities — 0.3%
Gas — 0.3%
Southwest Gas Corp.	52,980	2,478,934

TOTAL COMMON STOCK (Cost $710,057,059)		862,606,072

TOTAL EQUITIES (Cost $710,057,059)		862,606,072

MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
iShares Russell 2000 Growth Index Fund	21,183	2,362,116
iShares Russell 2000 Index Fund	37,025	3,597,349
State Street Naviagtor Securities Lending Prime Portfolio (d)	24,659,825	24,659,825

		30,619,290

TOTAL MUTUAL FUNDS (Cost $30,524,238)		30,619,290

TOTAL LONG-TERM INVESTMENTS (Cost $740,581,297)		893,225,362

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$23,710,899	$23,710,899

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	24,879	24,879

TOTAL SHORT-TERM INVESTMENTS (Cost $23,735,778)		23,735,778

TOTAL INVESTMENTS — 103.4% (Cost $764,317,075) (f)		916,961,140

Other Assets/(Liabilities) — (3.4)%		(30,525,770)

NET ASSETS — 100.0%		$886,435,370

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $300,294 or 0.03% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $23,987,019. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $23,710,919. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/01/25 – 12/01/26, and an aggregate market value, including accrued interest, of $24,195,158.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 4.5%
Chemicals — 3.1%
Axiall Corp.	14,630	$622,946
Huntsman Corp.	28,346	469,410
Innophos Holdings, Inc.	1,160	54,717
Quaker Chemical Corp.	12,509	775,683

		1,922,756

Forest Products & Paper — 0.3%
Potlatch Corp.	1,350	54,594
KapStone Paper and Packaging Corp.	3,190	128,174

		182,768

Mining — 1.1%
RTI International Metals, Inc. (a)	24,617	682,137

		2,787,661

Communications — 5.2%
Advertising — 0.4%
Marin Software, Inc. (a) (b)	16,627	170,261
Millennial Media, Inc. (a) (b)	8,010	69,767

		240,028

Internet — 3.3%
Angie’s List, Inc. (a) (b)	17,137	454,987
Brightcove, Inc. (a)	5,730	50,195
HomeAway, Inc. (a)	2,740	88,612
Sourcefire, Inc. (a)	8,060	447,733
TIBCO Software, Inc. (a)	11,550	247,170
Trulia, Inc. (a) (b)	20,946	651,211
Yelp, Inc. (a)	2,900	100,833

		2,040,741

Telecommunications — 1.5%
Allot Communications Ltd. (a)	5,180	71,018
Ixia (a)	13,803	253,975
NICE Systems Ltd. Sponsored ADR (Israel)	16,568	611,193

		936,186

		3,216,955

Consumer, Cyclical — 18.1%
Airlines — 1.2%
Allegiant Travel Co.	1,040	110,230
JetBlue Airways Corp. (a) (b)	73,225	461,317
US Airways Group, Inc. (a) (b)	9,259	152,033

		723,580

Apparel — 1.2%
Oxford Industries, Inc.	1,400	87,360
Steven Madden Ltd. (a)	14,100	682,158

		769,518

	Number of Shares	Value
Automotive & Parts — 0.7%
Tenneco, Inc. (a)	2,260	$102,333
WABCO Holdings, Inc. (a)	4,301	321,241

		423,574

Distribution & Wholesale — 0.1%
Beacon Roofing Supply, Inc. (a)	1,940	73,487

Entertainment — 4.3%
Bally Technologies, Inc. (a)	18,349	1,035,251
DreamWorks Animation SKG, Inc. Class A (a) (b)	4,670	119,832
Lions Gate Entertainment Corp. (a) (b)	5,270	144,767
Pinnacle Entertainment, Inc. (a)	19,395	381,500
SHFL Entertainment, Inc. (a)	55,257	978,601

		2,659,951

Home Builders — 0.9%
Meritage Home Corp. (a)	11,295	489,751
Thor Industries, Inc.	1,550	76,229

		565,980

Home Furnishing — 0.9%
La-Z-Boy, Inc.	3,300	66,891
Universal Electronics, Inc. (a)	18,566	522,262

		589,153

Leisure Time — 0.1%
Arctic Cat, Inc.	1,700	76,466

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	31,130	378,541

Office Furnishings — 0.1%
Interface, Inc.	3,850	65,334

Retail — 8.0%
BJ’s Restaurants, Inc. (a)	10,123	375,563
Bloomin’ Brands, Inc. (a)	2,460	61,205
Casey’s General Stores, Inc.	1,040	62,566
Cash America International, Inc.	9,508	432,234
The Cheesecake Factory, Inc.	2,530	105,982
Chico’s FAS, Inc.	18,728	319,500
Francesca’s Holdings Corp. (a) (b)	25,840	718,093
Genesco, Inc. (a)	25,908	1,735,577
Hibbett Sports, Inc. (a) (b)	1,510	83,805
Lumber Liquidators Holdings, Inc. (a) (b)	630	49,058
Noodles & Co. (a)	25	919
Papa John’s International, Inc. (a)	760	49,681
Tractor Supply Co.	360	42,340
Vitamin Shoppe, Inc. (a)	20,207	906,082

		4,942,605

		11,268,189

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 27.5%
Biotechnology — 2.8%
Acorda Therapeutics, Inc. (a)	18,061	$595,832
Alexion Pharmaceuticals, Inc. (a)	640	59,034
Alkermes PLC (a)	2,500	71,700
ARIAD Pharmaceuticals, Inc. (a)	24,294	424,902
Charles River Laboratories International, Inc. (a)	1,420	58,263
NPS Pharmaceuticals, Inc. (a)	4,330	65,383
Puma Biotechnology, Inc. (a)	960	42,595
Seattle Genetics, Inc. (a) (b)	11,692	367,830
Sunesis Pharmaceuticals, Inc. (a)	6,380	33,240

		1,718,779

Commercial Services — 6.0%
Avis Budget Group, Inc. (a)	9,060	260,475
The Corporate Executive Board Co.	1,387	87,686
The Geo Group, Inc.	31,866	1,081,851
MAXIMUS, Inc.	1,300	96,824
Monster Worldwide, Inc. (a)	109,914	539,678
On Assignment, Inc. (a)	3,890	103,941
PAREXEL International Corp. (a)	19,924	915,309
Rent-A-Center, Inc. (b)	2,280	85,614
Sotheby’s	4,161	157,743
Team Health Holdings, Inc. (a)	10,378	426,224

		3,755,345

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	1,910	86,084
Inter Parfums, Inc.	2,090	59,607

		145,691

Foods — 2.8%
Boulder Brands, Inc. (a) (b)	6,080	73,264
The Chefs’ Warehouse, Inc. (a)	1,860	31,992
The Fresh Market, Inc. (a)	14,469	719,399
Harris Teeter Supermarkets, Inc.	1,610	75,444
TreeHouse Foods, Inc. (a)	1,230	80,614
United Natural Foods, Inc. (a)	2,690	145,233
WhiteWave Foods Co. Class A (a) (b)	36,455	592,394

		1,718,340

Health Care – Products — 3.9%
ArthroCare Corp. (a)	25,344	875,128
The Cooper Cos., Inc.	6,655	792,278
HeartWare International, Inc. (a) (b)	6,384	607,182
Insulet Corp. (a)	2,570	80,724
Natus Medical, Inc. (a)	2,980	40,677

		2,395,989

Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (a)	1,820	60,187
Air Methods Corp. (b)	15,735	533,102
Catamaran Corp. (a)	1,483	72,252
Centene Corp. (a)	18,575	974,444

	Number of Shares	Value
Emeritus Corp. (a)	8,687	$201,365
LifePoint Hospitals, Inc. (a)	1,290	63,004
Vocera Communications, Inc. (a)	11,988	176,223

		2,080,577

Pharmaceuticals — 8.5%
Alnylam Pharmaceuticals, Inc. (a)	1,500	46,515
Cubist Pharmaceuticals, Inc. (a)	11,408	551,006
Jazz Pharmaceuticals Plc (a)	1,170	80,414
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	25,204	781,324
Nektar Therapeutics (a)	5,420	62,601
Onyx Pharmaceuticals, Inc. (a)	800	99,296
Pharmacyclics, Inc. (a)	750	59,603
Salix Pharmaceuticals Ltd. (a)	13,683	905,131
Sirona Dental Systems, Inc. (a)	12,714	837,598
Theravance, Inc. (a) (b)	25,053	965,292
United Therapeutics Corp. (a)	13,561	892,585

		5,281,365

		17,096,086

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Primoris Services Corp.	2,040	40,229

Energy — 5.9%
Oil & Gas — 2.5%
Diamondback Energy, Inc. (a)	1,640	54,645
Gulfport Energy Corp. (a)	16,111	758,345
Oasis Petroleum, Inc. (a)	17,504	680,380
PDC Energy, Inc. (a)	1,060	54,569

		1,547,939

Oil & Gas Services — 3.4%
Dril-Quip, Inc. (a)	3,882	350,506
Exterran Holdings, Inc. (a)	3,710	104,325
Flotek Industries, Inc. (a)	3,410	61,176
Geospace Technologies Corp. (a)	18,517	1,279,154
Thermon Group Holdings, Inc. (a)	16,740	341,496

		2,136,657

		3,684,596

Financial — 4.8%
Banks — 1.0%
PrivateBancorp, Inc.	4,530	96,081
Prosperity Bancshares, Inc.	1,220	63,184
UMB Financial Corp.	8,772	488,337

		647,602

Insurance — 1.1%
Validus Holdings Ltd.	18,825	679,959

Investment Companies — 1.4%
Home Loan Servicing Solutions Ltd.	24,027	575,927
KKR Financial Holdings LLC	27,675	291,972

		867,899

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.2%
DuPont Fabros Technology, Inc. (b)	2,220	$53,613
Hudson Pacific Properties, Inc.	1,790	38,091
Mid-America Apartment Communities, Inc.	1,020	69,125
Redwood Trust, Inc.	10,663	181,271
Two Harbors Investment Corp.	39,434	404,199

		746,299

Savings & Loans — 0.1%
Oritani Financial Corp.	2,530	39,670

		2,981,429

Industrial — 16.6%
Aerospace & Defense — 1.4%
Teledyne Technologies, Inc. (a)	1,003	77,582
Triumph Group, Inc.	10,073	797,278

		874,860

Building Materials — 2.6%
Drew Industries, Inc.	1,610	63,305
PGT, Inc. (a)	34,663	300,528
Texas Industries, Inc. (a) (b)	13,057	850,533
Trex Co., Inc. (a)	8,005	380,158

		1,594,524

Electrical Components & Equipment — 1.2%
General Cable Corp.	13,551	416,693
Littelfuse, Inc.	1,130	84,309
Universal Display Corp. (a) (b)	7,889	221,760

		722,762

Electronics — 2.6%
Analogic Corp.	980	71,373
Coherent, Inc.	10,412	573,389
InvenSense, Inc. (a) (b)	37,271	573,228
Vishay Intertechnology, Inc. (a)	2,920	40,559
Woodward, Inc.	9,428	377,120

		1,635,669

Engineering & Construction — 0.2%
EMCOR Group, Inc.	1,930	78,455
Foster Wheeler AG (a)	3,640	79,024

		157,479

Environmental Controls — 1.2%
Waste Connections, Inc.	17,717	728,877

Machinery – Diversified — 1.6%
Chart Industries, Inc. (a)	5,298	498,489
DXP Enterprises, Inc. (a)	880	58,608
The Manitowoc Co., Inc.	21,725	389,095
The Middleby Corp. (a)	390	66,335

		1,012,527

Manufacturing — 3.0%
Actuant Corp. Class A	2,590	85,392

	Number of Shares	Value
Acuity Brands, Inc.	1,400	$105,728
Colfax Corp. (a)	12,155	633,397
Crane Co.	1,510	90,479
Hexcel Corp. (a)	27,688	942,777

		1,857,773

Metal Fabricate & Hardware — 0.8%
Northwest Pipe Co. (a)	17,267	481,749

Transportation — 2.0%
Atlas Air Worldwide Holdings, Inc. (a)	8,137	356,075
Forward Air Corp.	1,520	58,186
Landstar System, Inc.	9,565	492,598
Quality Distribution, Inc. (a)	30,360	268,382
Werner Enterprises, Inc.	3,300	79,761

		1,255,002

		10,321,222

Technology — 14.8%
Computers — 1.9%
FleetMatics Group PLC (a) (b)	2,380	79,087
Fortinet, Inc. (a)	31,661	554,068
Fusion-io, Inc. (a) (b)	15,835	225,490
Riverbed Technology, Inc. (a)	19,711	306,703

		1,165,348

Semiconductors — 5.0%
ATMI, Inc. (a)	3,280	77,572
Cavium, Inc. (a)	18,060	638,782
Entegris, Inc. (a)	4,000	37,560
EZchip Semiconductor Ltd. (a) (b)	12,061	325,526
IPG Photonics Corp. (b)	9,199	558,655
Photronics, Inc. (a)	9,130	73,588
Power Integrations, Inc.	1,610	65,302
Semtech Corp. (a)	2,420	84,773
Silicon Image, Inc. (a)	7,690	44,987
Teradyne, Inc. (a)	36,095	634,189
Ultratech, Inc. (a)	1,600	58,752
Veeco Instruments, Inc. (a) (b)	13,960	494,463

		3,094,149

Software — 7.9%
Athenahealth, Inc. (a) (b)	610	51,679
AVG Technologies NV (a) (b)	3,110	60,490
BroadSoft, Inc. (a)	2,950	81,420
Compuware Corp.	23,657	244,850
Concur Technologies, Inc. (a) (b)	5,182	421,711
Cornerstone OnDemand, Inc. (a)	18,025	780,302
Demandware, Inc. (a) (b)	11,730	497,469
Guidewire Software, Inc. (a)	7,957	334,592
Imperva, Inc. (a)	9,015	406,036
Infoblox, Inc. (a)	4,350	127,281
Jive Software, Inc. (a)	6,120	111,200
MedAssets, Inc. (a)	33,947	602,220

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Proofpoint, Inc. (a)	1,870	$45,310
QLIK Technologies, Inc. (a)	25,949	733,578
Qualys, Inc. (a)	3,160	50,939
RADWARE Ltd. (a)	3,230	44,542
The Ultimate Software Group, Inc. (a)	2,910	341,314

		4,934,933

		9,194,430

TOTAL COMMON STOCK (Cost $50,569,087)		60,590,797

TOTAL EQUITIES (Cost $50,569,087)		60,590,797

MUTUAL FUNDS — 16.5%
Diversified Financial — 16.5%
iShares Russell 2000 Growth Index Fund (b)	1,800	200,718
State Street Navigator Securities Lending Prime Portfolio (c)	10,044,930	10,044,930

		10,245,648

TOTAL MUTUAL FUNDS (Cost $10,247,357)		10,245,648

TOTAL LONG-TERM INVESTMENTS (Cost $60,816,444)		70,836,445

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$1,228,974	1,228,974

TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,974)		1,228,974

TOTAL INVESTMENTS — 115.9% (Cost $62,045,418) (e)		72,065,419

Other Assets/(Liabilities) — (15.9)%		(9,906,650)

NET ASSETS — 100.0%		$62,158,769

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $9,798,157. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,228,975. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,258,270.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 96.3%
Basic Materials — 5.4%
Chemicals — 4.2%
BASF SE	29,263	$2,613,571
Nitto Denko Corp.	25,800	1,659,865
Solvay SA Class A	17,378	2,273,406

		6,546,842

Forest Products & Paper — 0.7%
UPM-Kymmene OYJ	111,204	1,084,589

Mining — 0.5%
First Quantum Minerals Ltd.	46,891	695,540

		8,326,971

Communications — 8.0%
Media — 0.7%
Pearson PLC	59,355	1,053,891

Telecommunications — 7.3%
Nippon Telegraph & Telephone Corp.	31,500	1,644,038
Telefonaktiebolaget LM Ericsson Class B	162,735	1,844,981
Telefonica SA (a)	114,539	1,473,787
Telenor ASA	90,032	1,784,752
Vodafone Group PLC	1,601,560	4,596,024

		11,343,582

		12,397,473

Consumer, Cyclical — 11.5%
Airlines — 0.5%
Deutsche Lufthansa AG (a)	35,407	716,876

Auto Manufacturers — 3.9%
Daimler AG	13,329	805,631
Honda Motor Co. Ltd.	46,400	1,724,246
Renault SA	6,950	464,279
Toyota Motor Corp.	50,700	3,061,331

		6,055,487

Automotive & Parts — 1.7%
Bridgestone Corp. (b)	40,900	1,394,084
Sumitomo Electric Industries Ltd.	104,400	1,248,603

		2,642,687

Distribution & Wholesale — 0.9%
Marubeni Corp.	25,000	167,143
Sumitomo Corp.	96,700	1,206,200

		1,373,343

Food Services — 1.1%
Sodexo	21,035	1,751,626

Home Builders — 0.9%
Daiwa House Industry Co. Ltd.	78,000	1,455,911

	Number of Shares	Value
Lodging — 1.3%
InterContinental Hotels Group PLC	69,894	$1,923,521

Retail — 1.2%
Kingfisher PLC	342,497	1,792,952

		17,712,403

Consumer, Non-cyclical — 13.6%
Agriculture — 1.7%
British American Tobacco PLC	13,521	694,349
Japan Tobacco, Inc.	55,300	1,954,494

		2,648,843

Beverages — 1.4%
Kirin Holdings Co. Ltd.	56,000	879,512
SABMiller PLC	27,831	1,339,192

		2,218,704

Commercial Services — 0.3%
Experian PLC	29,420	510,276

Foods — 1.8%
Seven & I Holdings Co. Ltd.	55,500	2,028,842
Unilever NV	18,544	727,422

		2,756,264

Pharmaceuticals — 8.4%
Bayer AG	27,819	2,965,692
Novartis AG	39,227	2,779,994
Otsuka Holdings Co. Ltd.	38,200	1,261,454
Roche Holding AG	6,679	1,654,952
Sanofi	40,920	4,217,095

		12,879,187

		21,013,274

Diversified — 2.5%
Holding Company – Diversified — 2.5%
Hutchison Whampoa Ltd.	236,000	2,466,427
Wharf Holdings Ltd.	158,000	1,315,485

		3,781,912

Energy — 8.6%
Coal — 0.6%
China Shenhua Energy Co. Ltd. Class H	390,000	980,066

Oil & Gas — 8.0%
BG Group PLC	72,023	1,229,216
ENI SpA	159,588	3,278,673
Repsol YPF SA	92,113	1,941,848
Royal Dutch Shell PLC Class A	150,198	4,792,997
Tullow Oil PLC	66,465	1,015,285

		12,258,019

		13,238,085

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 29.6%
Banks — 16.5%
Australia & New Zealand Banking Group Ltd.	97,421	$2,528,631
Barclays PLC	570,060	2,443,703
BNP Paribas	55,760	3,046,545
China Construction Bank Corp. Class H	1,132,000	795,143
Danske Bank A/S (a)	70,566	1,201,327
HSBC Holdings PLC	588,412	6,097,762
Intesa Sanpaolo SpA	758,415	1,213,556
Mitsubishi UFJ Financial Group, Inc.	468,900	2,909,745
Sberbank of Russia Sponsored ADR (Russia) (a)	87,011	998,886
Societe Generale SA	42,737	1,455,223
Sumitomo Mitsui Financial Group, Inc.	61,100	2,803,489

		25,494,010

Diversified Financial — 3.7%
Credit Suisse Group	42,522	1,127,372
Deutsche Boerse AG	20,847	1,372,386
ORIX Corp.	175,700	2,400,987
UBS AG	46,156	784,113

		5,684,858

Insurance — 7.3%
Allianz SE	26,721	3,902,343
AXA SA	88,262	1,734,207
ING Groep NV (a)	162,725	1,486,932
Prudential PLC	134,060	2,203,899
Swiss Re AG	26,514	1,964,064

		11,291,445

Real Estate — 1.5%
China Overseas Land & Investment Ltd.	240,000	619,835
Mitsui Fudosan Co. Ltd.	60,000	1,765,011

		2,384,846

Real Estate Investment Trusts (REITS) — 0.6%
Goodman Group	197,813	876,713

		45,731,872

Industrial — 9.7%
Aerospace & Defense — 1.1%
European Aeronautic Defence and Space Co.	32,788	1,743,505

Building Materials — 1.9%
Compagnie de Saint-Gobain	44,970	1,810,136
Lafarge SA	19,289	1,179,837

		2,989,973

	Number of Shares	Value
Electrical Components & Equipment — 3.3%
Hitachi Ltd.	455,000	$2,922,786
Schneider Electric SA	29,290	2,111,674

		5,034,460

Machinery – Construction & Mining — 1.1%
Rio Tinto PLC	39,553	1,621,141

Machinery – Diversified — 0.8%
Mitsubishi Heavy Industries Ltd.	208,000	1,155,703

Transportation — 1.5%
East Japan Railway	12,300	956,270
Yamato Holdings Co. Ltd.	66,100	1,393,709

		2,349,979

		14,894,761

Technology — 2.6%
Office Equipment/Supplies — 0.8%
Ricoh Co. Ltd.	106,000	1,261,370

Semiconductors — 1.8%
ASML Holding NV	21,752	1,706,530
Samsung Electronics Co., Ltd.	926	1,086,828

		2,793,358

		4,054,728

Utilities — 4.8%
Electric — 2.8%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (b)	120,482	1,080,724
Electricite de France	78,997	1,833,036
Iberdrola SA	275,467	1,445,765

		4,359,525

Gas — 1.5%
Centrica PLC	278,474	1,528,301
Gaz De France	43,269	843,672

		2,371,973

Water — 0.5%
Suez Environnement Co. (b)	54,960	707,621

		7,439,119

TOTAL COMMON STOCK (Cost $136,886,017)		148,590,598

PREFERRED STOCK — 1.4%
Consumer, Cyclical — 1.4%
Auto Manufacturers — 1.4%
Volkswagen AG 2.070%	10,900	2,200,560

TOTAL PREFERRED STOCK (Cost $1,987,713)		2,200,560

TOTAL EQUITIES (Cost $138,873,730)		150,791,158

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	3,129,077	$3,129,077

TOTAL MUTUAL FUNDS (Cost $3,129,077)		3,129,077

TOTAL LONG-TERM INVESTMENTS (Cost $142,002,807)		153,920,235

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$1,659,043	1,659,043

TOTAL SHORT-TERM INVESTMENTS (Cost $1,659,043)		1,659,043

TOTAL INVESTMENTS — 100.8% (Cost $143,661,850) (e)		155,579,278

Other Assets/(Liabilities) — (0.8)%		(1,252,434)

NET ASSETS — 100.0%		$154,326,844

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $2,997,107. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,659,044. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,694,908.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.2%
Basic Materials — 6.2%
Chemicals — 3.3%
Air Liquide (a)	5,011	$616,462
Air Water, Inc.	3,000	42,261
Akzo Nobel NV	3,794	213,114
Arkema	1,064	97,150
Asahi Kasei Corp.	20,000	132,301
BASF SE	14,775	1,319,602
Brenntag AG	829	125,888
Croda International PLC	2,211	83,532
Daicel Corp.	5,000	43,814
EMS-Chemie Holding AG Registered	136	40,122
Givaudan SA Registered	132	170,451
Hitachi Chemical Co. Ltd. (a)	1,700	26,622
Incitec Pivot Ltd.	27,189	70,779
Israel Chemicals Ltd.	7,297	71,894
Johnson Matthey PLC	3,285	131,557
JSR Corp.	2,800	56,640
K+S AG (a)	2,786	102,829
Kaneka Corp.	4,000	26,420
Kansai Paint Co. Ltd. (a)	4,000	51,064
Koninklijke DSM NV	2,532	164,733
Lanxess AG	1,267	76,158
Linde AG	2,978	554,516
Lonza Group AG Registered	870	65,215
Mitsubishi Chemical Holding Corp.	22,500	105,731
Mitsubishi Gas Chemical Co., Inc.	6,000	44,108
Mitsui Chemicals, Inc. (a)	14,000	31,623
Nitto Denko Corp.	2,700	173,707
Shin-Etsu Chemical Co. Ltd.	6,600	437,930
Showa Denko KK (a)	22,000	29,061
Solvay SA Class A	988	129,251
Sumitomo Chemical Co. Ltd.	25,000	78,659
Syngenta AG	1,494	582,642
Taiyo Nippon Sanso Corp.	4,000	27,711
Ube Industries Ltd.	16,000	29,686
Yara International ASA	3,099	123,571

		6,076,804

Forest Products & Paper — 0.2%
Oji Holdings Corp. (a)	12,000	48,402
Stora Enso Oyj Class R	8,716	58,080
Svenska Cellulosa AB Class B	9,184	229,941
UPM-Kymmene OYJ (a)	8,257	80,532

		416,955

Iron & Steel — 0.6%
ArcelorMittal	16,463	183,512
Daido Steel Co. Ltd.	5,000	25,362
Fortescue Metals Group Ltd. (a)	23,310	63,945

	Number of Shares	Value
Hitachi Metals Ltd. (a)	3,000	$33,762
The Japan Steel Works Ltd.	5,000	27,529
JFE Holdings, Inc.	7,800	171,239
Kobe Steel Ltd. (a) (b)	44,000	54,575
Nippon Steel Corp.	123,000	332,415
ThyssenKrupp AG (b)	6,027	118,395
Voestalpine AG	1,754	61,746
Yamato Kogyo Co. Ltd.	700	21,423

		1,093,903

Mining — 2.1%
Alumina Ltd. (a) (b)	44,284	39,451
Anglo American PLC	22,447	433,757
Antofagasta PLC	6,112	74,200
BHP Billiton Ltd.	51,719	1,490,294
Boliden AB	4,111	50,901
Fresnillo PLC	2,686	36,158
Glencore International PLC	161,100	670,169
Iluka Resources Ltd. (a)	6,248	56,410
Mitsubishi Materials Corp.	18,000	63,347
Newcrest Mining Ltd.	11,987	107,661
Orica Ltd.	6,137	115,365
Randgold Resources Ltd.	1,414	89,938
Rio Tinto Ltd. (a)	7,009	332,910
Sumitomo Metal Mining Co. Ltd.	8,000	89,225
Umicore SA	1,824	75,769
Vedanta Resources PLC	1,710	26,641

		3,752,196

		11,339,858

Communications — 7.1%
Advertising — 0.4%
Dentsu, Inc.	2,900	100,308
Hakuhodo DY Holdings, Inc.	380	26,631
JCDecaux SA (a)	1,078	29,383
Publicis Groupe	2,788	197,698
WPP PLC	20,361	347,859

		701,879

Internet — 0.3%
Dena Co. Ltd.	1,900	37,067
Gree, Inc. (b)	2,000	17,751
Iliad SA	392	84,576
M3, Inc. (a)	13	29,206
Rakuten, Inc.	11,700	138,393
SBI Holdings, Inc.	2,842	31,384
Seek Ltd.	4,832	39,853
Trend Micro, Inc.	1,700	53,999
United Internet AG	1,828	51,521
Yahoo! Japan Corp.	234	115,630

		599,380

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.9%
Axel Springer AG (a)	653	$27,823
British Sky Broadcasting Group PLC	16,729	201,872
ITV PLC	61,108	130,635
Kabel Deutschland Holding AG	1,428	156,800
Lagardere S.C.A	1,842	51,309
Pearson PLC	13,322	236,542
Reed Elsevier NV	11,400	189,090
Reed Elsevier PLC	19,628	223,661
Singapore Press Holdings Ltd.	26,000	85,348
Vivendi SA	19,142	360,746
Wolters Kluwer NV	4,634	97,725

		1,761,551

Telecommunications — 5.5%
Belgacom SA (a)	2,409	53,833
Bezeq Israeli Telecommunication Corp. Ltd.	27,986	37,228
BT Group PLC	126,655	592,700
Deutsche Telekom AG	45,116	526,215
Elisa OYJ	2,486	48,547
Eutelsat Communications SA	2,139	60,541
France Telecom SA	30,009	282,599
Hellenic Telecommunications Organization SA (b)	3,395	26,501
HKT Trust / HKT Ltd.	38,000	35,856
Inmarsat PLC	6,764	69,417
KDDI Corp.	8,700	452,672
Koninklijke KPN NV	53,667	110,994
Millicom International Cellular SA (a)	1,029	74,190
NICE Systems Ltd.	925	34,112
Nippon Telegraph & Telephone Corp.	7,000	365,342
Nokia Oyj (b)	59,353	221,081
NTT DOCOMO, Inc.	245	380,692
PCCW Ltd.	64,000	30,056
Portugal Telecom SGPS SA	10,684	41,548
SES SA	4,864	138,921
Singapore Telecommunications Ltd.	129,000	382,023
Softbank Corp.	15,300	893,343
StarHub Ltd. (a)	9,000	29,678
Swisscom AG	367	160,379
TDC A/S	12,429	100,551
Tele2 AB	5,359	62,702
Telecom Corp. of New Zealand Ltd.	30,769	53,495
Telecom Italia SpA	162,267	112,704
Telecom Italia SpA- RSP	89,411	49,407
Telefonaktiebolaget LM Ericsson Class B	48,880	554,169
Telefonica Deutschland Holding AG	4,076	29,503
Telefonica SA (b)	65,780	846,399
Telekom Austria AG	3,784	23,870
Telenet Group Holding NV	820	37,544
Telenor ASA	11,117	220,378

	Number of Shares	Value
TeliaSonera AB	38,537	$250,391
Telstra Corp. Ltd.	70,218	305,696
Vodafone Group PLC	786,818	2,257,945
Ziggo NV	2,792	111,459

		10,064,681

		13,127,491

Consumer, Cyclical — 11.6%
Airlines — 0.2%
All Nippon Airways Co. Ltd.	17,000	35,312
Cathay Pacific Airways Ltd.	19,000	33,172
Deutsche Lufthansa AG (b)	3,513	71,127
easyJet PLC (a)	2,461	48,741
International Consolidated Airlines Group SA (b)	15,195	60,712
Japan Airlines Co. Ltd.	1,000	51,425
Qantas Airways Ltd. (b)	17,203	21,074
Singapore Airlines Ltd.	9,000	71,996

		393,559

Apparel — 0.4%
Adidas AG	3,374	364,672
Asics Corp.	2,900	45,941
Burberry Group PLC	7,048	145,397
Christian Dior SA	865	138,972
Hugo Boss AG	467	51,331
Yue Yuen Industrial Holdings Ltd.	11,000	28,335

		774,648

Auto Manufacturers — 3.8%
Bayerische Motoren Werke AG	5,327	465,393
Daihatsu Motor Co. Ltd. (a)	3,000	56,872
Daimler AG	15,457	934,251
Fiat Industrial SpA	13,654	152,100
Fiat SpA (b)	14,394	99,759
Fuji Heavy Industries Ltd.	9,000	221,920
Hino Motors Ltd.	4,000	58,734
Honda Motor Co. Ltd.	26,200	973,604
Isuzu Motors Ltd.	20,000	136,950
Mazda Motor Corp. (b)	45,000	177,445
Mitsubishi Motors Corp. (a) (b)	64,000	87,775
Nissan Motor Co. Ltd.	40,000	405,395
Renault SA	3,157	210,896
Scania AB	5,191	103,422
Suzuki Motor Corp.	6,000	138,374
Toyota Motor Corp.	44,400	2,680,929
Volkswagen AG	464	90,408

		6,994,227

Automotive & Parts — 1.2%
Aisin Seiki Co.	3,100	118,636
Bridgestone Corp. (a)	10,500	357,894
Cie Generale des Etablissements Michelin Class B (a)	3,099	275,709
Continental AG	1,752	233,443

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Denso Corp.	7,800	$365,826
GKN PLC	26,436	121,678
JTEKT Corp.	3,600	40,516
Koito Manufacturing Co. Ltd.	2,000	38,218
NGK Spark Plug Co., Ltd.	3,000	60,080
NHK Spring Co. Ltd.	2,600	30,152
NOK Corp.	1,400	22,326
Nokian Renkaat OYJ (a)	1,914	77,790
Pirelli & C. SpA (a)	4,244	48,919
Stanley Electric Co. Ltd.	2,200	42,861
Sumitomo Electric Industries Ltd.	12,400	148,302
Sumitomo Rubber Industries Ltd. (a)	2,600	42,527
Toyoda Gosei Co. Ltd.	1,100	26,966
Toyota Boshoku Corp. (a)	1,300	18,746
Toyota Industries Corp.	2,500	102,354
The Yokohama Rubber Co. Ltd. (a)	3,000	30,161

		2,203,104

Distribution & Wholesale — 1.1%
Hitachi High-Technologies Corp.	1,100	26,522
ITOCHU Corp.	24,300	280,575
Jardine Cycle & Carriage Ltd.	2,000	67,071
Li & Fung Ltd.	96,000	130,666
Marubeni Corp.	26,000	173,829
Mitsubishi Corp.	22,600	387,189
Mitsui & Co. Ltd.	28,000	351,803
Sojitz Corp.	20,000	33,278
Sumitomo Corp.	18,500	230,762
Toyota Tsusho Corp.	3,500	90,247
Wolseley PLC	4,491	207,855

		1,979,797

Electrical Components & Equipment — 0.0%
Sharp Corp. (a) (b)	16,000	64,543

Entertainment — 0.2%
OPAP SA	3,654	30,599
Oriental Land Co. Ltd.	800	123,742
Tabcorp Holdings Ltd.	10,763	29,871
Tatts Group Ltd.	23,769	68,701
Toho Co. Ltd.	1,700	35,004
William Hill PLC	14,517	97,680

		385,597

Food Services — 0.3%
Compass Group PLC	29,432	377,189
Sodexo	1,476	122,909

		500,098

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	8,000	149,324
Persimmon PLC	5,138	92,691
Sekisui Chemical Co. Ltd.	7,000	74,516
Sekisui House Ltd.	9,000	130,147

		446,678

	Number of Shares	Value
Home Furnishing — 0.4%
Electrolux AB Class B	3,699	$93,538
Panasonic Corp. (b)	35,900	288,530
Sony Corp. (a)	16,300	344,885

		726,953

Leisure Time — 0.3%
Carnival PLC	3,069	106,447
Flight Centre Ltd.	947	33,821
Sankyo Co. Ltd.	900	42,517
Sega Sammy Holdings, Inc. (a)	3,100	77,617
Shimano, Inc. (a)	1,300	110,372
Yamaha Corp.	2,500	28,664
Yamaha Motor Co. Ltd.	4,500	58,314

		457,752

Lodging — 0.7%
Accor SA (a)	2,433	85,452
City Developments Ltd. (a)	6,000	50,458
Crown Ltd.	6,830	74,986
Echo Entertainment Group Ltd.	14,169	39,567
Galaxy Entertainment Group Ltd. (b)	33,000	159,250
Genting Singapore PLC (a)	100,000	103,714
InterContinental Hotels Group PLC	4,334	119,274
MGM China Holdings Ltd.	14,800	39,508
Sands China Ltd.	38,800	182,218
Shangri-La Asia Ltd.	28,000	47,983
SJM Holdings Ltd.	33,000	79,494
SKYCITY Entertainment Group Ltd.	9,068	30,552
Whitbread PLC	2,901	135,283
Wynn Macau Ltd.	23,200	62,476

		1,210,215

Retail — 2.5%
ABC-Mart, Inc. (a)	300	11,707
Aeon Co. Ltd. (a)	9,800	128,663
Cie Financiere Richemont SA	8,408	737,563
Citizen Holdings Co. Ltd.	4,500	25,219
Don Quijote Co. Ltd.	900	43,883
FamilyMart Co. Ltd.	1,000	42,653
Fast Retailing Co. Ltd.	900	303,590
Harvey Norman Holdings Ltd.	9,444	21,870
Hennes & Mauritz AB Class B	15,226	498,563
Inditex SA	3,507	432,597
Isetan Mitsukoshi Holdings Ltd.	5,500	73,043
J Front Retailing Co. Ltd.	8,000	63,812
Kering	1,236	250,189
Kingfisher PLC	38,841	203,331
Lawson, Inc. (a)	1,000	76,330
Marks & Spencer Group PLC	25,282	165,210
Marui Group Co. Ltd.	3,400	33,909
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	30,419
Next PLC	2,557	176,845

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nitori Holdings Co. Ltd.	500	$40,359
Shimamura Co. Ltd.	400	48,601
Swatch Group AG	502	275,050
The Swatch Group AG	651	61,080
Takashimaya Co. Ltd.	4,000	40,538
Travis Perkins PLC	4,162	92,476
USS Co. Ltd.	320	40,623
Wesfarmers Ltd.	16,193	584,047
Yamada Denki Co. Ltd.	1,430	58,038

		4,560,208

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp.	2,000	27,933

Textiles — 0.1%
Kuraray Co. Ltd.	5,900	82,818
Teijin Ltd.	14,000	30,776
Toray Industries, Inc.	23,000	148,899

		262,493

Toys, Games & Hobbies — 0.2%
Namco Bandai Holdings, Inc.	3,100	50,408
Nintendo Co. Ltd. (a)	1,700	200,564
Sanrio Co. Ltd.	700	32,575

		283,547

		21,271,352

Consumer, Non-cyclical — 22.7%
Agriculture — 1.7%
British American Tobacco PLC	31,026	1,593,291
Golden Agri-Resources Ltd. (a)	108,000	47,444
Imperial Tobacco Group PLC	15,729	546,507
Japan Tobacco, Inc.	17,700	625,579
Swedish Match AB	3,452	122,039
Wilmar International Ltd.	32,000	79,181

		3,014,041

Beverages — 2.6%
Asahi Group Holdings Ltd. (a)	6,400	159,139
Carlsberg A/S Class B	1,683	150,218
Coca-Cola Amatil Ltd.	8,945	103,582
Coca-Cola HBC AG Sponsored ADR (Switzerland)	2,589	60,531
Coca-Cola HBC AG	846	19,803
Coca-Cola West Co. Ltd.	1,100	19,563
DE Master Blenders 1753 NV (b)	7,832	125,389
Diageo PLC	40,346	1,157,254
Heineken Holding NV Class A	1,579	88,449
Heineken NV	3,767	239,477
InBev NV	12,947	1,148,595
Kirin Holdings Co. Ltd.	14,000	219,878
Pernod-Ricard SA (a)	3,420	379,067
Remy Cointreau SA	420	44,547
SABMiller PLC	15,418	741,894

	Number of Shares	Value
Treasury Wine Estates Ltd.	11,242	$59,679

		4,717,065

Biotechnology — 0.3%
CSL Ltd.	7,984	449,641
Novozymes A/S	3,718	118,931

		568,572

Commercial Services — 1.4%
Abertis Infraestructuras SA	5,662	98,340
Adecco SA	2,133	121,079
Aggreko PLC	4,405	110,436
Atlantia SpA (a)	5,318	86,383
Babcock International Group PLC	5,635	94,876
Benesse Holdings, Inc.	1,200	43,306
Brambles Ltd.	25,480	216,846
Bunzl PLC	5,151	100,538
Bureau Veritas SA (a)	3,420	88,565
Capita PLC	10,900	160,598
Dai Nippon Printing Co. Ltd. (a)	9,000	81,893
Edenred (a)	3,310	101,249
Experian PLC	16,334	283,306
G4S PLC	22,353	78,103
Intertek Group PLC	2,598	115,766
Park24 Co. Ltd.	1,800	32,652
Randstad Holding NV	1,847	75,419
Secom Co. Ltd.	3,400	185,138
Securitas AB Class B	5,607	48,800
Serco Group PLC	7,517	70,691
SGS SA	86	184,314
Toppan Printing Co. Ltd.	9,000	62,530
Transurban Group (a)	22,586	139,325

		2,580,153

Cosmetics & Personal Care — 0.7%
Beiersdorf AG	1,658	144,569
Kao Corp. (a)	8,500	289,267
L’Oreal	3,886	635,368
Shiseido Co. Ltd. (a)	5,900	87,763
Unicharm Corp. (a)	1,800	101,823

		1,258,790

Foods — 5.5%
Ajinomoto Co., Inc.	10,000	146,816
Aryzta AG	1,463	82,036
Associated British Foods PLC	5,693	150,704
Barry Callebaut AG	40	36,669
Calbee, Inc.	300	28,465
Carrefour SA (a)	9,832	268,614
Casino Guichard-Perrachon SA	883	82,461
Colruyt SA	1,210	63,610
Danone SA	9,180	688,507
Delhaize Group	1,666	102,404
Distribuidora Internacional de Alimentacion SA	9,320	70,168

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Pacific Co. Ltd.	30,000	$31,977
J Sainsbury PLC	20,339	109,867
Jeronimo Martins SGPS SA	3,842	80,870
Kerry Group PLC	2,381	131,450
Kesko OYJ	1,001	27,723
Kikkoman Corp.	3,000	49,914
Koninlijke Ahold NV	16,421	243,954
Lindt & Spruengli AG	13	48,673
Lindt & Spruengli AG	2	87,024
MEIJI Holdings Co. Ltd.	900	43,243
Metcash Ltd. (a)	14,608	46,859
Metro AG	2,038	64,431
Nestle SA	51,861	3,392,043
Nippon Meat Packers, Inc.	3,000	45,891
Nisshin Seifun Group, Inc.	3,000	35,938
Nissin Foods Holdings Co. Ltd. (a)	900	36,435
Olam International Ltd.	24,000	30,999
Seven & I Holdings Co. Ltd.	12,100	442,324
Suedzucker AG	1,217	37,671
Tate & Lyle PLC	7,304	91,764
Tesco PLC	129,731	651,926
Toyo Suisan Kaisha Ltd.	1,000	33,330
Unilever NV	26,223	1,028,645
Unilever PLC	20,631	837,853
WM Morrison Supermarkets PLC	35,038	139,191
Woolworths Ltd.	19,973	597,017
Yakult Honsha Co. Ltd. (a)	1,300	53,877
Yamazaki Baking Co. Ltd. (a)	2,000	23,528

		10,164,871

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	3,285	349,300
Cochlear Ltd.	870	48,822
Coloplast A/S	1,776	99,403
Elekta AB	5,917	89,991
Fresenius SE & Co. KGaA	2,030	250,214
Getinge AB	3,114	94,403
Luxottica Group SpA	2,713	136,582
QIAGEN NV (b)	4,044	79,430
Shimadzu Corp.	4,000	32,187
Smith & Nephew PLC	15,005	167,227
Sonova Holding AG	796	84,396
Sysmex Corp.	1,100	71,989
Terumo Corp.	2,500	124,411
William Demant Holding (b)	401	33,157

		1,661,512

Health Care – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	3,480	246,549
Miraca Holdings, Inc.	800	36,857
Ramsay Health Care Ltd.	2,039	66,631

	Number of Shares	Value
Sonic Healthcare Ltd.	6,083	$82,393

		432,430

Household Products — 0.5%
Henkel AG & Co. KGaA	2,037	159,652
Husqvarna AB	5,959	31,352
Reckitt Benckiser Group PLC	10,403	737,468
Societe BIC SA	482	48,222

		976,694

Pharmaceuticals — 8.9%
Actelion Ltd.	1,719	103,498
Alfresa Holdings Corp.	600	32,126
Astellas Pharma, Inc.	7,200	392,091
AstraZeneca PLC	20,071	949,438
Bayer AG	13,322	1,420,215
Celesio AG	1,392	30,240
Chugai Pharmaceutical Co. Ltd.	3,400	70,488
Daiichi Sankyo Co. Ltd.	10,700	178,675
Dainippon Sumitomo Pharma Co. Ltd.	2,300	30,406
Eisai Co. Ltd. (a)	4,000	163,149
Elan Corp. PLC (b)	7,979	111,580
GlaxoSmithKline PLC	78,917	1,974,252
Grifols SA	79	2,232
Grifols SA	2,469	90,598
Hisamitsu Pharmaceutical Co., Inc.	1,100	56,037
Kyowa Hakko Kirin Co. Ltd.	4,000	45,256
Medipal Holdings Corp.	2,300	31,170
Merck KGaA	1,035	157,413
Mitsubishi Tanabe Pharma Corp.	4,000	51,935
Novartis AG	37,019	2,623,515
Novo Nordisk A/S Class B	6,560	1,021,310
Ono Pharmaceutical Co. Ltd.	1,300	88,219
Orion OYJ	1,380	32,278
Otsuka Holdings Co. Ltd.	5,900	194,832
Roche Holding AG	11,312	2,802,937
Sanofi	19,212	1,979,932
Santen Pharmaceutical Co. Ltd.	1,200	51,762
Shionogi & Co. Ltd.	4,800	100,192
Shire Ltd.	9,055	287,252
Suzuken Co. Ltd.	1,100	37,046
Taisho Pharmaceutical Holdings Co. Ltd.	500	35,493
Takeda Pharmaceutical Co. Ltd.	12,700	574,743
Teva Pharmaceutical Industries Ltd.	13,713	537,524
Tsumura & Co.	900	26,535
UCB SA	1,686	90,782

		16,375,151

		41,749,279

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.1%
Holding Company – Diversified — 1.1%
Exor SpA	1,042	$30,815
GEA Group AG	3,009	106,409
Groupe Bruxelles Lambert SA	1,243	93,863
Hutchison Whampoa Ltd.	34,000	355,333
Industrivarden AB	1,824	30,315
Keppel Corp. Ltd.	23,000	188,070
LVMH Moet Hennessy Louis Vuitton SA	4,092	658,961
Noble Group Ltd.	63,000	48,208
NWS Holdings Ltd.	20,772	31,600
Swire Pacific Ltd.	11,500	137,729
TUI Travel PLC	6,833	36,903
Wendel SA (a)	540	55,504
Wharf Holdings Ltd.	24,000	199,821

		1,973,531

Energy — 6.7%
Coal — 0.0%
Whitehaven Coal Ltd. (a)	9,365	19,700

Energy – Alternate Sources — 0.0%
Enel Green Power SpA	28,436	58,991

Oil & Gas — 6.3%
BG Group PLC	54,714	933,803
BP PLC	308,232	2,138,259
Caltex Australia Ltd.	1,973	32,408
Cosmo Oil Co. Ltd. (b)	11,000	20,298
ENI SpA	41,002	842,370
Galp Energia SGPS SA	4,620	68,379
Idemitsu Kosan Co. Ltd.	300	23,081
Inpex Corp.	35	146,320
Japan Petroleum Exploration Co.	500	20,293
JX Holdings, Inc.	35,300	171,215
Lundin Petroleum AB (b)	3,314	65,449
Neste Oil OYJ	2,061	30,002
OMV AG	2,271	102,164
Repsol YPF SA	13,598	286,661
Royal Dutch Shell PLC Class A	60,662	1,935,797
Royal Dutch Shell PLC Class B	42,027	1,389,865
Santos Ltd.	15,164	173,243
Seadrill Ltd.	6,170	248,871
Showa Shell Sekiyu KK	2,800	23,039
StatoilHydro ASA	17,883	368,666
TonenGeneral Sekiyu KK	5,000	48,450
Total SA (a)	34,261	1,670,718
Transocean Ltd.	5,821	278,708
Tullow Oil PLC	14,413	220,166
Woodside Petroleum Ltd.	10,617	337,911

		11,576,136

Oil & Gas Services — 0.3%
AMEC PLC	4,767	73,040

	Number of Shares	Value
Cie Generale de Geophysique-Veritas (b)	2,414	$53,385
Fugro NV	1,128	60,878
Petrofac Ltd.	4,066	74,334
Saipem SpA	4,059	65,674
Subsea 7 SA (b)	4,313	75,468
Technip SA	1,632	164,945

		567,724

Pipelines — 0.1%
APA Group (a)	12,561	68,542

		12,291,093

Financial — 24.3%
Banks — 13.1%
Aozora Bank Ltd. (b)	16,000	50,014
Australia & New Zealand Banking Group Ltd.	44,112	1,144,958
Banca Monte dei Paschi di Siena SpA (b)	107,375	27,254
Banco Bilbao Vizcaya Argentaria SA	89,039	741,446
Banco de Sabadell SA	45,624	75,352
Banco Espirito Santo SA (b)	28,332	22,501
Banco Popular Espanol SA (b)	21,895	66,587
Banco Santander SA	173,851	1,100,634
Bank Hapoalim B.M. (b)	18,069	81,262
Bank Leumi Le-Israel (b)	19,173	63,451
Bank of East Asia Ltd.	20,136	72,354
Bank of Ireland (b)	322,341	65,777
The Bank of Kyoto Ltd.	5,000	41,697
The Bank of Yokohama Ltd.	19,000	98,095
Bankia SA (b)	63,030	48,627
Banque Cantonale Vaudoise	50	24,856
Barclays PLC	196,649	842,985
Bendigo and Adelaide Bank Ltd. (a)	6,213	56,945
BNP Paribas	16,001	874,242
BOC Hong Kong Holdings Ltd.	58,500	178,663
CaixaBank	17,613	54,089
The Chiba Bank Ltd.	13,000	88,618
The Chugoku Bank Ltd.	3,000	41,993
Commerzbank AG (b)	15,391	134,138
Commonwealth Bank of Australia	25,874	1,626,346
Credit Agricole SA (b)	16,479	141,634
Danske Bank A/S (b)	10,429	177,545
DBS Group Holdings, Ltd.	28,000	340,847
Deutsche Bank AG	16,401	686,109
DnB NOR ASA	15,410	222,624
Erste Group Bank AG	3,788	100,857
Fukuoka Financial Group, Inc.	14,000	59,574
The Gunma Bank Ltd.	6,000	33,156
The Hachijuni Bank Ltd.	6,000	35,197
Hang Seng Bank Ltd.	12,200	179,661
The Hiroshima Bank Ltd. (a)	8,000	34,123
Hokuhoku Financial Group, Inc.	18,000	36,846

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HSBC Holdings PLC	297,322	$3,081,173
Intesa Sanpaolo SpA	188,505	301,631
The Iyo Bank Ltd.	4,000	38,237
The Joyo Bank Ltd.	11,000	60,229
Julius Baer Group Ltd.	3,589	139,466
KBC Groep NV	3,741	138,369
Lloyds Banking Group PLC (b)	734,767	708,360
Mediobanca SpA	8,613	44,785
Mitsubishi UFJ Financial Group, Inc.	205,000	1,272,121
Mizrahi Tefahot Bank Ltd. (b)	2,331	23,462
Mizuho Financial Group, Inc.	368,400	766,773
National Australia Bank Ltd.	37,658	1,014,489
Natixis	14,758	61,425
The Nishi-Nippon City Bank Ltd.	10,000	26,117
Nordea Bank AB	42,452	472,224
Oversea-Chinese Banking Corp. Ltd.	42,000	329,768
Pohjola Bank PLC	2,118	31,155
Raiffeisen Bank International AG	813	23,689
Resona Holdings, Inc.	30,600	149,039
Royal Bank of Scotland Group PLC (b)	33,382	139,406
Seven Bank Ltd.	8,700	31,583
Shinsei Bank Ltd.	25,000	56,727
The Shizuoka Bank Ltd.	9,000	97,014
Skandinaviska Enskilda Banken AB	24,944	237,317
Societe Generale SA	11,183	380,789
Standard Chartered PLC	38,800	837,685
Sumitomo Mitsui Financial Group, Inc.	20,500	940,614
Sumitomo Mitsui Trust Holdings, Inc.	53,000	247,458
Suruga Bank Ltd.	3,000	54,664
Svenska Handelsbanken AB	8,051	321,919
Swedbank AB	14,644	334,217
UBI Banca (a)	13,474	48,734
UniCredit SpA	70,126	327,921
United Overseas Bank Ltd.	21,000	327,574
Westpac Banking Corp.	49,928	1,307,084
Yamaguchi Financial Group, Inc.	3,000	29,555

		24,073,830

Diversified Financial — 2.3%
Aberdeen Asset Management PLC	16,187	93,705
Acom Co. Ltd. (b)	540	17,181
Aeon Credit Service Co. Ltd. (a)	1,200	34,083
ASX Ltd.	2,974	89,563
Credit Saison Co. Ltd.	2,600	65,259
Credit Suisse Group	24,121	639,513
Daiwa Securities Group, Inc.	27,000	226,817
Deutsche Boerse AG	3,174	208,949
Eurazeo	536	28,690
Hargreaves Lansdown PLC	3,626	48,769
Hong Kong Exchanges and Clearing Ltd.	17,700	265,206

	Number of Shares	Value
ICAP PLC	9,501	$52,699
Investec PLC	8,701	54,490
Japan Exchange Group, Inc.	800	80,836
London Stock Exchange Group PLC	2,884	58,379
Macquarie Group Ltd.	4,801	182,083
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	40,286
Nomura Holdings, Inc.	58,500	433,503
Old Mutual PLC	80,456	220,818
ORIX Corp.	18,100	247,341
Partners Group Holding AG	288	77,953
Schroders PLC	1,535	50,685
Singapore Exchange Ltd.	13,000	71,780
UBS AG	58,602	995,549

		4,284,137

Insurance — 5.2%
Admiral Group PLC	3,218	65,101
Aegon NV (a)	29,142	194,550
Ageas	3,705	129,486
AIA Group Ltd.	194,205	816,159
Allianz SE	7,335	1,071,206
AMP Ltd.	46,519	179,723
Assicurazioni Generali SpA	18,871	329,312
Aviva PLC	48,082	246,955
AXA SA	28,733	564,557
Baloise Holding AG	726	70,305
CNP Assurances	2,427	34,716
The Dai-ichi Life Insurance Co. Ltd.	135	195,393
Delta Lloyd NV	2,944	58,651
Direct Line Insurance Group PLC	12,539	44,497
Gjensidige Forsikring ASA	3,447	50,629
Hannover Rueckversicherung AG	908	65,257
ING Groep NV (b)	61,593	562,818
Insurance Australia Group Ltd.	32,547	160,779
Legal & General Group PLC	96,726	253,074
Mapfre SA	11,183	36,177
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,300	211,089
Muenchener Rueckversicherungs AG	2,878	528,475
NKSJ Holdings, Inc.	5,400	128,785
Prudential PLC	41,098	675,636
QBE Insurance Group Ltd.	19,415	267,951
RSA Insurance Group PLC	59,348	107,610
Sampo Oyj	6,852	265,913
SCOR SE	2,600	79,398
Sony Financial Holdings, Inc.	2,500	39,503
Standard Life PLC	38,867	203,207
Suncorp Group Ltd.	21,058	228,015
Swiss Life Holding AG	544	88,018
Swiss Re AG	5,642	417,940
T&D Holdings, Inc.	9,300	125,103
Tokio Marine Holdings, Inc.	11,100	352,030
Tryg A/S	387	31,833

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	623	$28,847
Zurich Insurance Group AG	2,379	616,539

		9,525,237

Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	10,000	66,751
Delek Group Ltd.	50	12,977
Investment AB Kinnevik	3,456	88,213
Investor AB Class B	7,153	191,398
The Israel Corp. Ltd. (b)	38	22,756
Pargesa Holding SA	435	29,020
Ratos AB (a)	2,971	23,037
Resolution Ltd.	22,424	96,797

		530,949

Real Estate — 1.8%
Aeon Mall Co. Ltd.	1,700	42,120
Capitaland Ltd.	41,000	99,036
CapitaMalls Asia Ltd. (a)	21,000	30,086
Cheung Kong Holdings	22,000	297,325
Daito Trust Construction Co. Ltd.	1,200	113,137
Global Logistic Properties Ltd.	50,000	107,865
Hang Lung Properties Ltd.	36,000	124,985
Henderson Land Development Co. Ltd.	16,571	98,479
Hopewell Holdings Ltd.	8,500	28,165
Hulic Co. Ltd. (a)	4,000	42,919
Hysan Development Co. Ltd.	12,035	51,438
IMMOFINANZ AG	14,572	54,414
Keppel Land Ltd.	11,000	28,887
Kerry Properties Ltd.	9,500	36,880
Lend Lease Group	8,783	66,656
Mitsubishi Estate Co. Ltd.	20,000	532,658
Mitsui Fudosan Co. Ltd.	13,000	382,419
New World Development Ltd.	57,443	78,986
Nomura Real Estate Holdings, Inc.	2,000	44,249
NTT Urban Development Corp.	19	23,337
Sino Land Co. Ltd.	52,349	72,917
Sumitomo Realty & Development Co. Ltd.	6,000	239,301
Sun Hung Kai Properties Ltd.	26,000	334,284
Swire Properties Ltd.	19,800	58,549
Swiss Prime Site AG	930	68,351
Tokyo Tatemono Co. Ltd.	6,000	49,980
Tokyu Land Corp.	7,000	64,238
UOL Group Ltd.	7,000	37,109
Wheelock & Co. Ltd.	14,000	69,481

		3,278,251

Real Estate Investment Trusts (REITS) — 1.6%
Ascendas Real Estate Investment Trust	30,000	52,776
British Land Co. PLC	14,722	126,671

	Number of Shares	Value
CapitaCommercial Trust (a)	31,000	$35,827
Capital Shopping Centres Group PLC	10,609	50,550
CapitaMall Trust	36,000	56,658
CFS Retail Property Trust Group	31,999	58,289
Corio NV	1,203	47,699
Dexus Property Group	77,837	75,675
Federation Centres Ltd.	21,726	46,944
Fonciere Des Regions	504	37,789
Gecina SA (a)	324	35,678
Goodman Group	27,816	123,281
GPT Group	29,537	103,375
Hammerson PLC	11,468	85,293
ICADE	366	30,223
Japan Prime Realty Investment Corp.	11	33,663
Japan Real Estate Investment Corp.	10	111,766
Japan Retail Fund Investment Corp.	31	64,552
Klepierre	1,551	61,131
Land Securities Group PLC	12,246	163,810
The Link REIT	36,000	175,974
Mirvac Group	62,394	90,895
Nippon Building Fund, Inc.	11	127,473
Nippon Prologis REIT, Inc.	4	34,858
Nomura Real Estate Office Fund, Inc.	5	21,931
Segro PLC	12,927	54,633
Stockland	35,701	113,063
Unibail-Rodamco SE	1,535	357,648
United Urban Investment Corp.	35	47,079
Westfield Group	34,230	357,069
Westfield Retail Trust	48,976	138,242

		2,920,515

Venture Capital — 0.0%
3i Group PLC	16,686	85,306

		44,698,225

Industrial — 12.4%
Aerospace & Defense — 1.0%
BAE Systems PLC	52,417	306,365
Cobham PLC	16,639	66,507
European Aeronautic Defence and Space Co.	9,359	497,666
Finmeccanica SpA (b)	6,425	32,005
Meggitt PLC	12,670	99,288
Rolls-Royce Holdings PLC	30,219	522,861
Safran SA	3,936	204,999
Thales SA	1,466	68,301
Zodiac Aerospace (a)	531	70,086

		1,868,078

Building Materials — 1.1%
Asahi Glass Co. Ltd.	16,000	104,225
Boral Ltd. (a)	12,337	47,168
Compagnie de Saint-Gobain	6,216	250,207
CRH PLC	11,455	232,144
Daikin Industries Ltd.	3,700	149,621

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fletcher Building Ltd.	11,605	$75,691
Geberit AG Registered	617	152,756
HeidelbergCement AG	2,237	150,406
Holcim Ltd.	3,721	259,661
Imerys SA	511	31,312
James Hardie Industries NV	6,697	57,197
Lafarge SA (a)	2,949	180,379
Lixil Group Corp.	4,200	102,365
Rinnai Corp.	500	35,595
Sika AG	35	90,366
Taiheiyo Cement Corp.	19,000	60,736
TOTO Ltd.	5,000	50,873

		2,030,702

Electrical Components & Equipment — 1.1%
Brother Industries Ltd.	3,500	39,425
Casio Computer Co. Ltd. (a)	3,400	29,965
Furukawa Electric Co. Ltd.	10,000	23,193
Hitachi Ltd.	78,000	501,049
Legrand SA	4,129	190,816
Mitsubishi Electric Corp.	31,000	290,422
Prysmian SpA	3,152	58,604
Schneider Electric SA	8,484	611,657
Toshiba Corp.	65,000	312,666

		2,057,797

Electronics — 1.4%
AAC Technologies Holdings, Inc.	11,000	61,594
Advantest Corp. (a)	2,300	37,716
Fanuc Corp.	3,100	449,522
Hamamatsu Photonics KK	1,100	39,765
Hirose Electric Co. Ltd. (a)	500	65,948
Hoya Corp.	7,200	147,735
Ibiden Co. Ltd.	1,900	29,640
Keyence Corp.	700	223,406
Koninklijke Philips Electronics NV	15,420	420,017
Kyocera Corp.	2,600	264,666
Mabuchi Motor Co. Ltd.	300	16,033
Murata Manufacturing Co. Ltd.	3,200	243,624
NEC Corp.	42,000	91,905
NGK Insulators Ltd.	4,000	49,614
Nidec Corp. (a)	1,600	111,648
Nippon Electric Glass Co. Ltd.	6,000	29,223
Omron Corp.	3,300	98,472
Rexel Promesses	2,463	55,391
Yaskawa Electric Corp.	4,000	48,687
Yokogawa Electric Corp.	3,000	35,908

		2,520,514

Engineering & Construction — 1.3%
ABB Ltd.	35,322	762,560
Acciona SA	360	18,975
ACS Actividades de Construccion y Servicios SA	2,268	59,798
Aeroports de Paris	439	42,691

	Number of Shares	Value
Aker Kvaerner ASA	2,909	$39,499
Auckland International Airport Ltd.	18,307	42,012
Boskalis Westminster	1,278	46,570
Bouygues SA	3,102	78,960
Chiyoda Corp.	3,000	35,303
Ferrovial SA (a)	6,196	98,988
Fraport AG Frankfurt Airport Services Worldwide	574	34,692
Hochtief AG	467	30,426
JGC Corp.	3,000	107,998
Kajima Corp.	13,000	43,128
Kinden Corp. (a)	2,000	17,132
Leighton Holdings Ltd.	2,675	37,433
Obayashi Corp.	11,000	57,125
SembCorp Industries Ltd.	16,000	62,178
Shimizu Corp.	9,000	36,283
Singapore Technologies Engineering Ltd.	25,000	82,237
Skanska AB	6,382	105,460
Sydney Airport	3,829	11,820
Taisei Corp.	17,000	61,540
Vinci SA	7,459	372,118
WorleyParsons Ltd.	3,544	62,665

		2,347,591

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,700	36,079

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd.	9,000	31,764
Makita Corp. (a)	1,800	97,290
Sandvik AB	17,359	206,710
Schindler Holding AG	797	110,855
Schindler Holding AG	371	50,204
SMC Corp.	900	181,257
THK Co. Ltd.	1,800	37,846

		715,926

Machinery – Construction & Mining — 1.3%
Atlas Copco AB	6,285	134,055
Atlas Copco AB A Shares (a)	10,876	261,200
BHP Billiton PLC	34,007	873,452
Hitachi Construction Machinery Co. Ltd.	1,600	32,351
Komatsu Ltd.	15,100	349,160
Rio Tinto PLC	20,440	837,765

		2,487,983

Machinery – Diversified — 1.0%
Alstom SA (a)	3,488	114,116
Amada Co. Ltd.	5,000	33,026
Andritz AG	1,085	55,592
Hexagon AB	3,625	96,678
IHI Corp. (a)	20,000	75,834
Kawasaki Heavy Industries Ltd.	22,000	67,666

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kone OYJ (a)	2,561	$203,014
Kubota Corp.	18,000	261,320
MAN SE	600	65,513
Metso OYJ	2,104	71,290
Mitsubishi Heavy Industries Ltd.	49,000	272,257
Nabtesco Corp.	1,600	33,285
Sumitomo Heavy Industries Ltd.	8,000	33,721
Volvo AB	24,202	322,570
The Weir Group PLC	3,466	113,941
Zardoya Otis SA (a)	2,368	33,450

		1,853,273

Manufacturing — 1.4%
Alfa Laval AB	5,133	104,363
ALS Ltd. (a)	5,690	49,421
FUJIFILM Holdings Corp.	7,400	163,050
IMI PLC	4,985	94,396
Invensys PLC	9,750	61,349
Konica Minolta Holdings, Inc.	8,000	60,423
Melrose Industries PLC	21,117	79,944
Nikon Corp.	5,300	123,673
Olympus Corp. (b)	3,100	94,253
Orkla ASA	11,832	96,933
Siemens AG	12,776	1,290,921
Smiths Group PLC	6,311	125,922
Sulzer AG	377	60,065
Wartsila OYJ Abp	2,906	125,894

		2,530,607

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	5,454	212,615
Maruichi Steel Tube Ltd.	900	23,038
Norsk Hydro ASA (a)	15,981	63,650
NSK Ltd.	8,000	76,563
SKF AB	6,318	147,242
Tenaris SA (a)	7,506	151,024
Vallourec SA (a)	1,715	86,782

		760,914

Packaging & Containers — 0.2%
Amcor Ltd.	19,951	184,307
Rexam PLC	12,130	87,810
Toyo Seikan Kaisha Ltd.	2,300	35,417

		307,534

Shipbuilding — 0.0%
SembCorp Marine Ltd.	12,000	40,676
Yangzijiang Shipbuilding Holdings Ltd. (a)	33,000	21,608

		62,284

Transportation — 1.8%
AP Moeller – Maersk A/S	21	150,217
AP Moeller – Maersk A/S	9	60,621
Asciano Group	16,125	73,624

	Number of Shares	Value
Aurizon Holdings Ltd.	31,595	$119,619
Central Japan Railway Co.	2,300	282,048
ComfortDelGro Corp. Ltd.	34,000	48,925
Deutsche Post AG	14,622	363,369
DSV A/S	2,876	69,912
East Japan Railway	5,400	419,826
Groupe Eurotunnel SA	9,449	71,711
Hankyu Hanshin Holdings, Inc.	18,000	102,547
Hutchison Port Holdings Trust	80,000	58,797
Kamigumi Co. Ltd.	4,000	32,227
Keikyu Corp. (a)	7,000	60,137
Keio Corp.	9,000	61,892
Keisei Electric Railway Co. Ltd.	4,000	37,471
Kintetsu Corp. (a)	27,000	118,702
Koninklijke Vopak NV	1,072	63,206
Kuehne & Nagel International AG	841	92,207
Mitsui OSK Lines Ltd. (b)	17,000	66,343
MTR Corp.	23,000	84,202
Nippon Express Co. Ltd.	12,000	56,992
Nippon Yusen KK (a)	28,000	74,258
Odakyu Electric Railway Co. Ltd.	10,000	97,609
Orient Overseas International Ltd.	4,000	25,622
TNT Express NV	5,712	42,682
Tobu Railway Co. Ltd.	17,000	87,595
Tokyu Corp.	18,000	117,797
Toll Holdings Ltd.	11,285	54,627
West Japan Railway Co.	2,800	118,528
Yamato Holdings Co. Ltd.	5,800	122,292

		3,235,605

		22,814,887

Technology — 2.4%
Computers — 0.4%
Atos Origin SA	873	64,794
Cap Gemini SA	2,256	109,679
Computershare Ltd.	7,782	72,623
Fujitsu LTD	29,000	119,897
Gemalto NV (a)	1,312	118,792
Itochu Techno-Solutions Corp.	300	12,417
NTT Data Corp.	19	67,442
Otsuka Corp.	300	33,388
TDK Corp. (a)	2,100	72,529

		671,561

Office Equipment/Supplies — 0.4%
Canon, Inc.	18,200	597,755
Ricoh Co. Ltd.	11,000	130,897

		728,652

Semiconductors — 0.7%
ARM Holdings PLC	22,671	274,314
ASM Pacific Technology Ltd.	3,800	41,803
ASML Holding NV (a)	5,764	452,208
Infineon Technologies AG	17,663	147,779

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mellanox Technologies Ltd. (b)	558	$27,401
Rohm Co. Ltd.	1,500	60,505
STMicroelectronics NV	10,441	93,372
Sumco Corp. (a)	2,000	22,039
Tokyo Electron Ltd.	2,700	136,680

		1,256,101

Software — 0.9%
Amadeus IT Holding SA	6,010	191,985
Dassault Systemes SA (a)	1,020	124,776
GungHo Online Entertainment, Inc. (b)	51	55,548
Konami Corp. (a)	1,500	31,736
Nexon Co. Ltd.	2,100	23,167
Nomura Research Institute Ltd.	1,500	48,954
Oracle Corp. (a)	600	24,939
The Sage Group PLC	18,902	98,030
SAP AG	14,811	1,084,549

		1,683,684

		4,339,998

Utilities — 3.7%
Electric — 2.5%
AGL Energy Ltd.	9,105	120,116
Chubu Electric Power Co., Inc.	10,600	150,280
The Chugoku Electric Power Co., Inc.	5,100	80,308
CLP Holdings Ltd.	29,000	234,145
Contact Energy Ltd.	6,246	24,730
E.ON AG	28,924	474,598
EDP – Energias de Portugal SA	33,382	107,601
Electric Power Development Co. Ltd.	2,000	62,415
Electricite de France	3,948	91,609
Enel SpA	105,865	331,863
Fortum OYJ	6,868	128,299
Hokkaido Electric Power Co., Inc. (a) (b)	2,900	39,371
Hokuriku Electric Power Co. (a)	2,600	40,926
HongKong Electric Holdings	22,000	189,465
Iberdrola SA	75,959	398,664
The Kansai Electric Power Co., Inc. (b)	11,300	155,186
Kyushu Electric Power (b)	7,000	105,596
National Grid PLC	58,806	665,183
Origin Energy Ltd.	17,891	204,738
Red Electrica Corp. SA	1,754	96,204
RWE AG	7,954	253,798
Scottish & Southern Energy PLC	15,355	354,493
Shikoku Electric Power Co., Inc. (a) (b)	3,100	56,146
SP AusNet	26,022	27,840
Terna Rete Elettrica Nazionale SpA	23,166	96,252
Tohoku Electric Power Co., Inc. (b)	7,500	93,941
The Tokyo Electric Power Co., Inc. (b)	24,100	124,490
Verbund AG	1,197	22,641

		4,730,898

	Number of Shares	Value
Gas — 1.0%
Centrica PLC	83,294	$457,128
Enagas SA	3,274	80,874
Gas Natural SDG SA	5,759	115,634
Gaz De France	21,259	414,514
Hong Kong & China Gas Co. Ltd.	94,200	229,560
Osaka Gas Co. Ltd.	30,000	126,977
Snam Rete Gas SpA	32,558	148,250
Toho Gas Co. Ltd. (a)	6,000	31,036
Tokyo Gas Co. Ltd.	39,000	215,847

		1,819,820

Water — 0.2%
Severn Trent PLC	3,643	91,870
Suez Environnement Co.	4,523	58,234
United Utilities Group PLC	10,898	113,196
Veolia Environnement SA (a)	5,286	59,883

		323,183

		6,873,901

TOTAL COMMON STOCK (Cost $162,613,751)		180,479,615

PREFERRED STOCK — 0.6%
Communications — 0.0%
Media — 0.0%
ProSiebenSat.1 Media AG 17.09%	1,750	75,141

Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 5.450%	855	58,337
Porsche Automobil Holdings SE 1.530%	2,450	189,292
Volkswagen AG 2.070%	2,324	469,184

		716,813

Consumer, Non-cyclical — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA 1.270%	2,888	270,999

Energy — 0.0%
Oil & Gas — 0.0%
Fuchs Petrolub AG 2.18%	529	42,047

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.0%
Electric — 0.0%
RWE AG 6.260% (a)	710	$21,943

TOTAL PREFERRED STOCK (Cost $948,085)		1,126,943

TOTAL EQUITIES (Cost $163,561,836)		181,606,558

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
First Pacific Co. Ltd., Expires 7/03/13, Strike 8.100% (HKD) (b) (c)	3,750	97

Hotels Restaurants — 0.0%
New Hotel, Expires 6/11/13 (b) (c)	718	-

		97

Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 7/25/13, Strike 0.000% (b)	13,115	7,306

TOTAL RIGHTS (Cost $7,749)		7,403

MUTUAL FUNDS — 5.2%
Diversified Financial — 5.2%
iShares MSCI EAFE Index Fund	3,920	224,930
State Street Navigator Securities Lending Prime Portfolio (d)	9,247,642	9,247,642

TOTAL MUTUAL FUNDS (Cost $9,473,455)		9,472,572

TOTAL LONG-TERM INVESTMENTS (Cost $173,043,040)		191,086,533

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$603,968	603,968

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	$3,765	$3,765

TOTAL SHORT-TERM INVESTMENTS (Cost $607,733)		607,733

TOTAL INVESTMENTS — 104.3% (Cost $173,650,773) (f)		191,694,266

Other Assets/(Liabilities) — (4.3)%		(7,946,381)

NET ASSETS — 100.0%		$183,747,885

Notes to Portfolio of Investments

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $8,785,616. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $97 or 0.00% of net assets.
(d)	Represents investments of security lending collateral (Note 2).
(e)	Maturity value of $603,968. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $616,711.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.8%
Basic Materials — 6.9%
Chemicals — 5.9%
Air Liquide	44,712	$5,500,551
Akzo Nobel NV	124,090	6,970,292
BASF SE	25,588	2,285,345
Givaudan SA Registered	885	1,142,799
Linde AG	41,772	7,778,125
Nitto Denko Corp.	22,500	1,447,557
Shin-Etsu Chemical Co. Ltd.	91,600	6,077,933
Solvay SA Class A	15,231	1,992,533

		33,195,135

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ (a)	89,924	877,042

Mining — 0.8%
First Quantum Minerals Ltd.	40,737	604,257
Orica Ltd. (a)	212,330	3,991,427

		4,595,684

		38,667,861

Communications — 4.7%
Advertising — 1.5%
Publicis Groupe	35,600	2,524,411
WPP PLC	347,581	5,938,274

		8,462,685

Media — 0.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	9,500	235,980
Pearson PLC	50,448	895,740
Thomson Reuters Corp. (a)	89,100	2,907,590

		4,039,310

Telecommunications — 2.5%
China Unicom Ltd.	1,482,000	1,954,771
Nippon Telegraph & Telephone Corp.	27,500	1,435,271
Singapore Telecommunications Ltd.	338,500	1,002,440
Singapore Telecommunications Ltd.	83,000	245,504
Telefonaktiebolaget LM Ericsson Class B	143,192	1,623,415
Telefonica SA (b)	100,420	1,292,117
Telenor ASA	78,948	1,565,028
Tim Participacoes SA Sponsored ADR (Brazil)	32,300	600,780
Vodafone Group PLC	1,393,290	3,998,348

		13,717,674

		26,219,669

	Number of Shares	Value
Consumer, Cyclical — 15.3%
Airlines — 0.1%
Deutsche Lufthansa AG (b)	30,896	$625,543

Apparel — 0.3%
Christian Dior SA	8,700	1,397,754

Auto Manufacturers — 5.6%
Bayerische Motoren Werke AG	43,600	3,809,113
Daimler AG	112,022	6,770,828
Fiat Industrial SpA	377,400	4,204,092
Honda Motor Co. Ltd.	304,900	11,330,226
Renault SA	6,056	404,557
Toyota Motor Corp.	79,200	4,782,198

		31,301,014

Automotive & Parts — 2.4%
Bridgestone Corp. (a)	35,800	1,220,249
Continental AG	9,100	1,212,515
Delphi Automotive PLC	74,110	3,756,636
Denso Corp.	136,800	6,416,022
Sumitomo Electric Industries Ltd.	89,000	1,064,423

		13,669,845

Distribution & Wholesale — 1.1%
Li & Fung Ltd.	3,313,600	4,510,151
Marubeni Corp.	22,000	147,086
Sumitomo Corp.	82,500	1,029,075
Wolseley PLC	10,017	463,612

		6,149,924

Food Services — 1.5%
Compass Group PLC	569,170	7,294,252
Sodexo	16,588	1,381,316

		8,675,568

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	66,000	1,231,924

Lodging — 0.3%
InterContinental Hotels Group PLC	59,510	1,637,748

Retail — 3.8%
Cie Financiere Richemont SA	32,700	2,868,497
Groupe Fnac (b)	1,727	36,641
Hennes & Mauritz AB Class B	170,380	5,578,950
Kering (a)	14,550	2,945,185
Kingfisher PLC	298,364	1,561,918
Lawson, Inc. (a)	49,400	3,770,687
Shoppers Drug Mart Corp. (a)	33,410	1,541,365
Signet Jewelers Ltd.	12,200	822,646
Yum! Brands, Inc.	33,650	2,333,291

		21,459,180

		86,148,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.8%
Agriculture — 0.4%
British American Tobacco PLC	11,738	$602,786
Japan Tobacco, Inc.	48,400	1,710,624

		2,313,410

Beverages — 4.0%
Diageo PLC	276,683	7,936,164
Heineken Holding NV Class A	11,100	621,774
Heineken NV	106,352	6,761,056
Kirin Holdings Co. Ltd.	48,000	753,867
Pernod-Ricard SA	46,830	5,190,552
SABMiller PLC	23,873	1,148,738

		22,412,151

Commercial Services — 2.6%
Adecco SA	61,900	3,513,742
Experian PLC	107,835	1,870,348
Hays PLC	968,737	1,304,199
Meitec Corp.	29,800	693,862
Randstad Holding NV	152,161	6,213,213
Secom Co. Ltd.	16,300	887,573

		14,482,937

Cosmetics & Personal Care — 0.7%
Beiersdorf AG	47,169	4,112,896

Foods — 4.9%
Danone SA	118,395	8,879,710
Koninlijke Ahold NV	110,400	1,640,128
Nestle SA	181,892	11,896,905
Seven & I Holdings Co. Ltd.	50,500	1,846,063
Tesco PLC	563,200	2,830,201
Unilever NV	15,395	603,897

		27,696,904

Health Care – Products — 0.4%
Sonova Holding AG	18,245	1,934,428

Household Products — 1.0%
Reckitt Benckiser Group PLC	75,398	5,344,957

Pharmaceuticals — 6.8%
Bayer AG	131,785	14,049,165
GlaxoSmithKline PLC	69,000	1,726,161
Merck KGaA	29,251	4,448,773
Novartis AG	50,049	3,546,943
Otsuka Holdings Co. Ltd.	34,800	1,149,178
Roche Holding AG	28,099	6,962,493
Sanofi	35,598	3,668,625
Valeant Pharmaceuticals International, Inc. (b)	31,710	2,729,597

		38,280,935

		116,578,618

	Number of Shares	Value
Diversified — 1.8%
Holding Company – Diversified — 1.8%
Hutchison Whampoa Ltd.	204,000	$2,131,996
LVMH Moet Hennessy Louis Vuitton SA	42,737	6,882,211
Wharf Holdings Ltd.	139,000	1,157,294

		10,171,501

Energy — 3.5%
Coal — 0.1%
China Shenhua Energy Co. Ltd. Class H	333,000	836,826

Oil & Gas — 3.2%
BG Group PLC	302,751	5,167,048
ENI SpA	130,443	2,679,900
Inpex Corp.	753	3,147,972
Repsol YPF SA	80,754	1,702,387
Royal Dutch Shell PLC Class A	131,638	4,200,726
Tullow Oil PLC	55,819	852,662

		17,750,695

Oil & Gas Services — 0.2%
Saipem SpA	75,034	1,214,034

		19,801,555

Financial — 24.7%
Banks — 13.5%
Australia & New Zealand Banking Group Ltd.	92,435	2,399,216
Banco Santander SA	231,254	1,464,047
Bank of Ireland (b)	941,000	192,021
Barclays PLC	1,292,968	5,542,627
BNP Paribas	146,871	8,024,552
China Construction Bank Corp. Class H	987,000	693,291
Danske Bank A/S (b)	61,875	1,053,370
DBS Group Holdings, Ltd.	315,000	3,834,532
HSBC Holdings PLC	1,431,266	14,832,328
ICICI Bank Ltd. Sponsored ADR (India)	107,840	4,124,880
Intesa Sanpaolo SpA	3,995,574	6,393,404
Itau Unibanco Holding SA Sponsored ADR (Brazil)	200,303	2,587,915
Julius Baer Group Ltd.	108,650	4,222,072
Komercni Banka AS	6,798	1,260,884
Lloyds Banking Group PLC (b)	4,802,200	4,629,609
Mitsubishi UFJ Financial Group, Inc.	413,600	2,566,582
Sberbank of Russia Sponsored ADR (Russia) (b)	188,897	2,168,538
Societe Generale SA	37,565	1,279,113
Standard Chartered PLC	289,028	6,240,059
Sumitomo Mitsui Financial Group, Inc.	53,300	2,445,597

		75,954,637

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.6%
BM&F BOVESPA SA	237,000	$1,312,802
Credit Suisse Group	311,697	8,263,926
Daiwa Securities Group, Inc.	458,000	3,847,491
Deutsche Boerse AG	29,594	1,948,212
ORIX Corp.	153,300	2,094,885
Schroders PLC	85,600	2,826,502
Schroders PLC	300	7,876
UBS AG	315,475	5,359,388

		25,661,082

Insurance — 6.1%
AIA Group Ltd.	763,800	3,209,920
Allianz SE	52,554	7,675,002
AMP Ltd.	764,357	2,953,037
AXA SA	77,392	1,520,629
ING Groep NV (b)	820,481	7,497,306
Prudential PLC	109,789	1,804,892
QBE Insurance Group Ltd.	110,237	1,521,405
Swiss Re AG	54,597	4,044,355
Willis Group Holdings PLC	93,500	3,812,930

		34,039,476

Real Estate — 0.4%
China Overseas Land & Investment Ltd.	186,000	480,372
Mitsui Fudosan Co. Ltd.	50,000	1,470,843

		1,951,215

Real Estate Investment Trusts (REITS) — 0.1%
Goodman Group	179,267	794,517

		138,400,927

Industrial — 12.3%
Aerospace & Defense — 0.3%
European Aeronautic Defence and Space Co.	28,293	1,504,483

Building Materials — 1.0%
Compagnie de Saint-Gobain	39,176	1,576,916
Geberit AG Registered	930	230,249
Holcim Ltd.	41,700	2,909,928
Lafarge SA	16,517	1,010,284

		5,727,377

Electrical Components & Equipment — 2.3%
Hitachi Ltd.	380,000	2,441,008
Legrand SA	71,702	3,313,606
Schneider Electric SA	103,200	7,440,243

		13,194,857

Electronics — 2.7%
Fanuc Corp.	24,900	3,610,679
Hon Hai Precision Industry Co. Ltd.	840,370	2,065,816
Hoya Corp.	166,500	3,416,363
Koninklijke Philips Electronics NV	97,687	2,660,845
Kyocera Corp.	11,500	1,170,639

	Number of Shares	Value
Omron Corp.	76,200	$2,273,801

		15,198,143

Machinery – Construction & Mining — 1.3%
Atlas Copco AB	94,800	2,022,028
Rio Tinto PLC	128,603	5,270,992

		7,293,020

Machinery – Diversified — 0.2%
Mitsubishi Heavy Industries Ltd.	189,000	1,050,134

Manufacturing — 1.3%
Olympus Corp. (b)	65,300	1,985,388
Smiths Group PLC	282,146	5,629,594

		7,614,982

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	12,400	483,393
SKF AB	76,000	1,771,190

		2,254,583

Packaging & Containers — 0.2%
Amcor Ltd.	108,100	998,625

Transportation — 2.6%
Canadian National Railway Co.	68,450	6,658,132
East Japan Railway	10,700	831,877
Kuehne & Nagel International AG	51,590	5,656,297
Yamato Holdings Co. Ltd.	57,900	1,220,813

		14,367,119

		69,203,323

Technology — 6.3%
Internet — 0.9%
Check Point Software Technologies Ltd. (b)	101,780	5,056,430

Office Equipment/Supplies — 1.2%
Canon, Inc. (a)	169,750	5,575,218
Ricoh Co. Ltd.	92,000	1,094,773

		6,669,991

Semiconductors — 2.1%
ASML Holding NV	19,059	1,495,254
Rohm Co. Ltd.	49,000	1,976,495
Samsung Electronics Co., Ltd.	2,953	3,465,878
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	266,887	4,889,370

		11,826,997

Software — 2.1%
Amadeus IT Holding SA	154,900	4,948,176
Dassault Systemes SA	14,186	1,735,360
SAP AG	71,910	5,265,674

		11,949,210

		35,502,628

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.5%
Electric — 0.7%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (a)	99,989	$896,901
Electricite de France	69,534	1,613,458
Iberdrola SA	251,177	1,318,281

		3,828,640

Gas — 0.7%
Centrica PLC	244,077	1,339,526
Gaz De France	135,910	2,650,015

		3,989,541

Water — 0.1%
Suez Environnement Co.	43,570	560,972

		8,379,153

TOTAL COMMON STOCK (Cost $483,518,032)		549,073,735

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.070%	9,113	1,839,789

TOTAL PREFERRED STOCK (Cost $1,633,391)		1,839,789

TOTAL EQUITIES (Cost $485,151,423)		550,913,524

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Groupe Fnac, Expires 5/16/15, Strike 0.00 (a) (b)	6	16

TOTAL RIGHTS (Cost $0)		16

MUTUAL FUNDS — 2.6%
Diversified Financial — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)	14,565,380	14,565,380

TOTAL MUTUAL FUNDS (Cost $14,565,380)		14,565,380

TOTAL LONG-TERM INVESTMENTS (Cost $499,716,803)		565,478,920

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$4,964,975	$4,964,975

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	51,643	51,643

TOTAL SHORT-TERM INVESTMENTS (Cost $5,016,618)		5,016,618

TOTAL INVESTMENTS — 101.6% (Cost $504,733,421) (e)		570,495,538

Other Assets/(Liabilities) — (1.6)%		(9,217,752)

NET ASSETS — 100.0%		$561,277,786

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $13,881,764. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,964,979. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $5,072,137.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$2,506,902,306	$164,472,766
Short-term investments, at value (Note 2) (b)	21,594,779	18,243,695

Total investments (c)	2,528,497,085	182,716,461

Foreign currency, at value (d)	516,143	292,681
Receivables from:
Investments sold	116,007,130	3,135,236
Investments sold on a when-issued basis (Note 2)	203,408,711	9,575,378
Open forward foreign currency contracts (Note 2)	3,010,973	74,697
Investment adviser (Note 3)	-	-
Fund shares sold	4,442,303	65,664
Variation margin on open derivative instruments (Note 2)	41,597	34,615
Interest and dividends	9,458,100	1,080,279
Foreign taxes withheld	-	-
Open swap agreements, at value (Note 2)	60,397	46,021

Total assets	2,865,442,439	197,021,032

Liabilities:
Payables for:
Investments purchased	710,729	1,183,256
Treasury roll transactions	43,870,735	-
Written options outstanding, at value (Note 2) (e)	3,150,721	85,363
Reverse repurchase agreements (Note 2)	14,328,000	-
Interest for reverse repurchase agreements (Note 2)	4,022	-
Open forward foreign currency contracts (Note 2)	4,210,639	127,631
Fund shares repurchased	10,518,393	44,208
Interest and dividends	9,664	197
Investments purchased on a when-issued basis (Note 2)	959,952,907	30,935,213
Securities on loan (Note 2)	-	-
Open swap agreements, at value (Note 2)	756,118	-
Trustees’ fees and expenses (Note 3)	182,687	50,579
Variation margin on open derivative instruments (Note 2)	592,564	-
Collateral pledged for open swap agreements (Note 2)	280,000	-
Affiliates (Note 3):
Investment management fees	521,418	70,311
Administration fees	287,261	15,502
Service fees	494,532	21,268
Distribution fees	31,077	680
Due to custodian	123,876	-
Accrued expense and other liabilities	171,081	38,655

Total liabilities	1,040,196,424	32,572,863

Net assets	$1,825,246,015	$164,448,169

Net assets consist of:
Paid-in capital	$1,799,265,249	$170,001,776
Undistributed (accumulated) net investment income (loss)	11,709,443	1,993,988
Accumulated net realized gain (loss) on investments and foreign currency transactions	18,163,059	(7,143,888)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(3,891,736)	(403,707)

Net assets	$1,825,246,015	$164,448,169

(a) Cost of investments:	$2,510,783,890	$165,133,858
(b) Cost of short-term investments:	$21,594,779	$18,243,695
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$525,251	$290,424
(e) Premiums on written options:	$1,038,902	$20,662

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$354,109,263	$1,438,152,524	$475,574,296	$2,687,706,044	$780,140,014
4,743,683	14,805,840	10,474,002	56,496,341	45,556,882

358,852,946	1,452,958,364	486,048,298	2,744,202,385	825,696,896

-	-	-	-	-

8,053,262	-	72,181	335,062	-
-	-	-	-	-
-	-	-	-	-
-	169,651	7,287	146,457	65,932
1,579,262	779,730	214,781	859,594	476,387
-	-	-	-	-
555,340	1,700,115	1,003,415	3,324,312	595,533
-	137,917	144,115	-	-
-	-	-	-	-

369,040,810	1,455,745,777	487,490,077	2,748,867,810	826,834,748

8,338,620	5,115,434	-	529,239	3,960,474
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
1,441,937	2,224,632	22,633	8,634,028	3,567,244
-	-	-	-	-
-	-	-	-	-
-	-	15,535,397	-	-
-	-	-	-	-
86,432	267,386	211,149	502,379	165,233
-	-	-	266,551	-
-	-	-	-	-

138,686	730,850	236,830	208,186	454,929
23,758	349,912	51,313	610,487	169,484
16,516	238,657	46,257	292,757	118,908
92	677	64	2,814	370
-	-	-	-	-
31,897	56,865	38,016	81,846	38,884

10,077,938	8,984,413	16,141,659	11,128,287	8,475,526

$358,962,872	$1,446,761,364	$471,348,418	$2,737,739,523	$818,359,222

$387,391,650	$1,023,832,279	$405,758,273	$1,996,906,649	$533,273,252
2,580,015	12,066,164	6,010,500	23,750,438	1,400,414
(108,078,955)	40,364,222	10,354,209	(52,248,693)	36,401,392
77,070,162	370,498,699	49,225,436	769,331,129	247,284,164

$358,962,872	$1,446,761,364	$471,348,418	$2,737,739,523	$818,359,222

$277,039,101	$1,067,653,650	$426,352,377	$1,917,926,900	$532,855,850
$4,743,683	$14,805,840	$10,474,002	$56,496,341	$45,556,882
$-	$-	$15,134,223	$-	$-
$-	$-	$-	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Class Z shares:
Net assets	$370,437,655	$-

Shares outstanding (a)	36,151,762	-

Net asset value, offering price and redemption price per share	$10.25	$-

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class S shares:
Net assets	$177,133,009	$76,729,048

Shares outstanding (a)	17,322,080	7,623,758

Net asset value, offering price and redemption price per share	$10.23	$10.06

Class Y shares:
Net assets	$455,423,822	$40,280,079

Shares outstanding (a)	44,468,326	3,999,279

Net asset value, offering price and redemption price per share	$10.24	$10.07

Class L shares:
Net assets	$94,434,538	$14,427,548

Shares outstanding (a)	9,266,703	1,437,204

Net asset value, offering price and redemption price per share	$10.19	$10.04

Class A shares:
Net assets	$680,138,805	$31,946,360

Shares outstanding (a)	66,487,330	3,188,885

Net asset value and redemption price per share	$10.23	$10.02

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.74	$10.52

Class N shares:
Net assets	$47,678,186	$1,065,134

Shares outstanding (a)	4,683,244	106,992

Net asset value, offering price and redemption price per share	$10.18	$9.96

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$-	$242,887,460	$-	$137,775,198	$152,653,417

-	18,404,106	-	9,170,288	6,773,802

$-	$13.20	$-	$15.02	$22.54

$-	$-	$-	$947,580,714	$-

-	-	-	62,981,166	-

$-	$-	$-	$15.05	$-

$307,622,710	$509,848,580	$342,387,268	$574,880,945	$300,131,827

26,138,751	38,569,570	38,065,426	38,193,814	13,302,750

$11.77	$13.22	$8.99	$15.05	$22.56

$19,505,780	$199,225,054	$31,542,709	$275,973,567	$82,870,416

1,657,304	15,109,119	3,504,946	18,534,160	3,704,764

$11.77	$13.19	$9.00	$14.89	$22.37

$5,551,731	$115,076,683	$27,280,136	$329,837,731	$87,196,059

470,444	8,701,009	3,043,531	22,184,000	3,925,142

$11.80	$13.23	$8.96	$14.87	$22.21

$26,133,144	$378,611,254	$70,040,818	$467,058,421	$194,913,145

2,227,883	28,962,783	7,836,421	31,617,278	8,971,575

$11.73	$13.07	$8.94	$14.77	$21.73

$12.45	$13.87	$9.49	$15.67	$23.06

$149,507	$1,112,333	$97,487	$4,632,947	$594,358

12,706	85,445	11,069	316,934	28,065

$11.77	$13.02	$8.81	$14.62	$21.18

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Assets:
Investments, at value (Note 2) (a)	$118,281,897	$1,069,305,243
Short-term investments, at value (Note 2) (b)	670,555	2,817,066

Total investments (c)	118,952,452	1,072,122,309

Foreign currency, at value (d)	-	23,131
Receivables from:
Investments sold	820,449	5,916,458
Investment adviser (Note 3)	6,597	2,877
Fund shares sold	94,749	132,671
Interest and dividends	63,956	564,302
Foreign taxes withheld	-	14,445

Total assets	119,938,203	1,078,776,193

Liabilities:
Payables for:
Investments purchased	701,611	5,037,310
Fund shares repurchased	1,039,465	5,389,511
Securities on loan (Note 2)	1,493,522	-
Trustees’ fees and expenses (Note 3)	15,458	197,731
Variation margin on open futures contracts (Note 2)	-	-
Affiliates (Note 3):
Investment management fees	59,174	535,867
Administration fees	19,320	174,982
Service fees	12,532	95,773
Distribution fees	191	485
Due to custodian	3	-
Accrued expense and other liabilities	30,542	46,959

Total liabilities	3,371,818	11,478,618

Net assets	$116,566,385	$1,067,297,575

Net assets consist of:
Paid-in capital	$99,433,693	$834,124,755
Undistributed (accumulated) net investment income (loss)	401,376	(268,159)
Accumulated net realized gain (loss) on investments and foreign currency transactions	646,788	(40,129,666)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	16,084,528	273,570,645

Net assets	$116,566,385	$1,067,297,575

(a) Cost of investments:	$102,197,369	$795,735,995
(b) Cost of short-term investments:	$670,555	$2,817,066
(c) Securities on loan with market value of:	$1,461,234	$-
(d) Cost of foreign currency:	$-	$23,107

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$671,869,746	$144,765,248	$136,763,564	$542,349,926	$139,916,582
6,539,098	1,549,268	3,012,952	13,225,967	2,838,515

678,408,844	146,314,516	139,776,516	555,575,893	142,755,097

-	-	-	-	-

1,116,985	2,939,482	736,740	3,718,375	117,532
76,112	8,589	-	32,177	3,543
405,108	209,508	509,950	140,256	77,811
125,236	261,843	137,353	571,459	125,966
13,148	-	-	-	-

680,145,433	149,733,938	141,160,559	560,038,160	143,079,949

2,572,596	1,759,860	620,630	5,310,057	175,428
1,337,963	2,261	518,134	830,221	1,921
18,877,577	-	-	33,322,284	8,450,394
103,034	30,193	24,237	126,110	2,939
-	-	-	-	8,224

366,699	79,826	80,973	341,880	10,255
160,611	12,335	7,584	108,925	9,413
80,931	3,342	3,622	70,427	2,417
17	55	-	104	-
-	-	-	1,575	-
36,964	26,171	25,310	37,158	19,060

23,536,392	1,914,043	1,280,490	40,148,741	8,680,051

$656,609,041	$147,819,895	$139,880,069	$519,889,419	$134,399,898

$465,045,547	$157,146,267	$136,140,149	$381,699,795	$113,536,184
(531,692)	1,347,293	469,085	1,193,442	767,391
23,038,699	(27,498,448)	(28,468,253)	24,177,154	2,081,511
169,056,487	16,824,783	31,739,088	112,819,028	18,014,812

$656,609,041	$147,819,895	$139,880,069	$519,889,419	$134,399,898

$502,813,259	$127,940,465	$105,024,476	$429,530,898	$121,899,262
$6,539,098	$1,549,268	$3,012,952	$13,225,967	$2,838,515
$18,493,810	$-	$-	$32,251,490	$8,238,497
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Class Z shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class S shares:
Net assets	$82,183,535	$429,096,622

Shares outstanding (a)	11,018,045	29,978,539

Net asset value, offering price and redemption price per share	$7.46	$14.31

Class Y shares:
Net assets	$5,010,671	$143,067,075

Shares outstanding (a)	679,946	10,040,143

Net asset value, offering price and redemption price per share	$7.37	$14.25

Class L shares:
Net assets	$8,685,373	$341,949,852

Shares outstanding (a)	1,196,913	24,159,346

Net asset value, offering price and redemption price per share	$7.26	$14.15

Class A shares:
Net assets	$20,369,628	$152,428,436

Shares outstanding (a)	2,887,584	11,032,438

Net asset value and redemption price per share	$7.05	$13.82

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$7.48	$14.66

Class N shares:
Net assets	$317,178	$755,590

Shares outstanding (a)	46,589	56,526

Net asset value, offering price and redemption price per share	$6.81	$13.37

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$88,862,784	$66,555,850	$-	$95,891,353	$116,960,025

9,125,474	5,265,854	-	6,015,645	9,253,668

$9.74	$12.64	$-	$15.94	$12.64

$-	$-	$-	$-	$3,298,429

-	-	-	-	261,160

$-	$-	$-	$-	$12.63

$286,042,742	$69,998,027	$126,248,291	$240,830,107	$365,847

29,457,344	5,528,136	10,109,490	15,090,551	28,996

$9.71	$12.66	$12.49	$15.96	$12.62

$63,342,577	$2,052,636	$4,861,910	$39,960,972	$7,496,966

6,613,775	162,133	389,410	2,510,932	595,037

$9.58	$12.66	$12.49	$15.91	$12.60

$90,929,145	$3,755,233	$2,773,285	$32,746,240	$1,307,420

9,673,902	294,998	222,737	2,077,029	103,717

$9.40	$12.73	$12.45	$15.77	$12.61

$127,405,194	$5,368,209	$5,996,583	$110,291,015	$4,971,211

14,035,888	425,233	482,690	7,125,560	394,509

$9.08	$12.62	$12.42	$15.48	$12.60

$9.63	$13.39	$13.18	$16.42	$13.37

$26,599	$89,940	$-	$169,732	$-

3,051	7,162	-	11,295	-

$8.72	$12.56	$-	$15.03	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Assets:
Investments, at value (Note 2) (a)	$124,668,537	$1,706,394,448
Short-term investments, at value (Note 2) (b)	5,068,631	48,929,922

Total investments (c)	129,737,168	1,755,324,370

Cash	-	-
Foreign currency, at value (d)	-	28
Receivables from:
Investments sold	10,185,575	8,846,723
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	5,637	130,925
Fund shares sold	88,247	577,080
Variation margin on open futures contracts (Note 2)	-	-
Interest and dividends	166,462	561,286
Foreign taxes withheld	-	5,770

Total assets	140,183,089	1,765,446,182

Liabilities:
Payables for:
Investments purchased	9,954,946	4,132,626
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	3,335	1,933,171
Securities on loan (Note 2)	14,732,802	74,573,803
Trustees’ fees and expenses (Note 3)	2,870	328,968
Variation margin on open futures contracts (Note 2)	9,180	-
Affiliates (Note 3):
Investment management fees	8,743	981,937
Administration fees	7,753	368,234
Service fees	1,618	237,742
Distribution fees	-	1,341
Due to custodian	303	9,738
Accrued expense and other liabilities	2,306	68,118

Total liabilities	24,723,856	82,635,678

Net assets	$115,459,233	$1,682,810,504

Net assets consist of:
Paid-in capital	$94,087,654	$1,150,477,683
Undistributed (accumulated) net investment income (loss)	920,424	(9,000,732)
Accumulated net realized gain (loss) on investments and foreign currency transactions	4,766,846	92,408,292
Net unrealized appreciation (depreciation) on investments and foreign currency translations	15,684,309	448,925,261

Net assets	$115,459,233	$1,682,810,504

(a) Cost of investments:	$108,985,005	$1,257,469,186
(b) Cost of short-term investments:	$5,068,631	$48,929,922
(c) Securities on loan with market value of:	$14,275,706	$72,924,924
(d) Cost of foreign currency:	$-	$29

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$893,225,362	$70,836,445	$153,920,235	$191,086,533	$565,478,920
23,735,778	1,228,974	1,659,043	607,733	5,016,618

916,961,140	72,065,419	155,579,278	191,694,266	570,495,538

-	-	-	887	-
-	-	372,520	833,967	402,105

15,985,842	264,491	2,294,019	4,967,991	5,103,347
-	-	396,294	7,044	1,274,807
48,273	-	8,459	8,903	136,965
949,227	38,895	1,787,838	156,994	300,271
-	-	-	110,569	-
310,306	25,321	641,568	502,419	1,329,430
-	-	60,756	69,963	1,693,865

934,254,788	72,394,126	161,140,732	198,353,003	580,736,328

19,671,199	69,854	1,752,208	5,285,647	2,271,041
-	-	1,727,799	7,046	1,484,701
2,533,401	17,499	14,880	6,170	240,241
24,659,825	10,044,930	3,129,077	9,247,642	14,565,380
162,743	20,783	33,921	4,150	163,934
-	-	-	-	-

565,477	40,769	107,895	14,215	441,824
135,352	9,762	6,163	9,365	110,598
40,959	5,944	521	1,273	35,658
287	108	7	-	398
-	-	-	-	51,643
50,175	25,708	41,417	29,610	93,124

47,819,418	10,235,357	6,813,888	14,605,118	19,458,542

$886,435,370	$62,158,769	$154,326,844	$183,747,885	$561,277,786

$666,624,168	$55,785,790	$232,205,764	$162,427,980	$600,321,689
(1,269,994)	(158,144)	2,185,034	3,039,306	17,492,637
68,437,320	(3,488,878)	(90,643,039)	314,161	(122,251,400)
152,643,876	10,020,001	10,579,085	17,966,438	65,714,860

$886,435,370	$62,158,769	$154,326,844	$183,747,885	$561,277,786

$740,581,297	$60,816,444	$142,002,807	$173,043,040	$499,716,803
$23,735,778	$1,228,974	$1,659,043	$607,733	$5,016,618
$23,987,019	$9,798,157	$2,997,107	$8,785,616	$13,881,764
$-	$-	$380,308	$843,720	$405,695

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Class Z shares:
Net assets	$99,146,394	$234,253,343

Shares outstanding (a)	7,819,109	13,581,369

Net asset value, offering price and redemption price per share	$12.68	$17.25

Class I shares:
Net assets	$5,502,671	$-

Shares outstanding (a)	434,197	-

Net asset value, offering price and redemption price per share	$12.67	$-

Class S shares:
Net assets	$466,030	$492,904,092

Shares outstanding (a)	36,796	28,650,595

Net asset value, offering price and redemption price per share	$12.67	$17.20

Class Y shares:
Net assets	$5,942,563	$243,251,834

Shares outstanding (a)	469,367	14,309,890

Net asset value, offering price and redemption price per share	$12.66	$17.00

Class L shares:
Net assets	$1,305,593	$336,217,677

Shares outstanding (a)	103,296	20,257,354

Net asset value, offering price and redemption price per share	$12.64	$16.60

Class A shares:
Net assets	$3,095,982	$374,030,221

Shares outstanding (a)	245,069	23,429,842

Net asset value and redemption price per share	$12.63	$15.96

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.40	$16.93

Class N shares:
Net assets	$-	$2,153,337

Shares outstanding (a)	-	140,512

Net asset value, offering price and redemption price per share	$-	$15.32

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$171,968,056	$–	$–	$171,237,700	$245,220,488

9,408,837	–	–	14,033,698	31,189,736

$18.28	$–	$–	$12.20	$7.86

$–	$–	$–	$6,160,267	$–

–	–	–	505,044	–

$–	$–	$–	$12.20	$–

$535,152,824	$45,784,605	$153,415,661	$228,463	$161,827,779

29,367,648	3,628,271	23,041,408	18,749	20,585,329

$18.22	$12.62	$6.66	$12.19	$7.86

$67,643,753	$2,468,090	$79,194	$3,635,046	$78,701,849

3,795,447	196,644	11,621	298,422	10,068,504

$17.82	$12.55	$6.81	$12.18	$7.82

$46,295,706	$4,473,854	$12,697	$474,215	$19,935,895

2,664,109	362,880	1,841	38,959	2,534,003

$17.38	$12.33	$6.90	$12.17	$7.87

$64,944,311	$9,259,576	$819,292	$2,012,194	$54,975,698

3,900,076	774,654	123,613	165,393	7,133,052

$16.65	$11.95	$6.63	$12.17	$7.71

$17.67	$12.68	$7.03	$12.91	$8.18

$430,720	$172,644	$–	$–	$616,077

27,043	14,944	–	–	80,862

$15.93	$11.55	$–	$–	$7.62

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$5,955
Interest	22,719,354	2,670,742
Securities lending net income	-	-

Total investment income	22,719,354	2,676,697

Expenses (Note 3):
Investment management fees	3,452,403	466,482
Custody fees	203,918	26,116
Interest expense	12,442	-
Audit fees	44,276	22,819
Legal fees	8,410	837
Proxy fees	524	525
Shareholder reporting fees	23,117	2,930
Trustees’ fees	68,289	5,860

	3,813,379	525,569
Administration fees:
Class Z	44,822	-
Class I	-	-
Class S	144,131	20,009
Class Y	698,101	14,988
Class L	179,742	31,401
Class A	801,688	41,805
Class N	52,358	1,584
Distribution fees:
Class N	59,499	1,320
Service fees:
Class A	911,009	41,805
Class N	59,499	1,320

Total expenses	6,764,228	679,801
Expenses waived (Note 3):
Class Z fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class Z administrative fees waived	-	-
Class L administrative fees waived	-	-
Class A administrative fees waived	-	-
Class N administrative fees waived	-	-
Class Z management fees waived	-	-
Class I management fees waived	-	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	6,764,228	679,801

Net investment income (loss)	15,955,126	1,996,896

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,480,013	(2,856,662)
Futures contracts	(2,071,804)	485,530
Written options	778,455	32,607
Swap agreements	3,814,780	(16,188)
Foreign currency transactions	8,106,157	307,941

Net realized gain (loss)	22,107,601	(2,046,772)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(95,679,982)	(4,802,139)
Futures contracts	(2,354,098)	329,158
Written options	(2,599,456)	(65,177)
Swap agreements	1,652,685	7,817
Translation of assets and liabilities in foreign currencies	187,541	(1,034)

Net change in unrealized appreciation (depreciation)	(98,793,310)	(4,531,375)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(76,685,709)	(6,578,147)

Net increase (decrease) in net assets resulting from operations	$(60,730,583)	$(4,581,251)

(a) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$3,707,166	$18,398,203	$7,856,907	$27,999,241	$5,112,687
292	865	505	5,244	3,072
-	-	153,758	-	-

3,707,458	18,399,068	8,011,170	28,004,485	5,115,759

830,778	4,568,068	1,567,034	1,294,422	2,650,465
18,335	55,316	26,000	95,768	26,113
-	-	-	-	-
16,299	16,574	16,562	17,719	16,637
1,391	6,111	2,283	11,132	3,212
525	525	525	525	1,520
4,135	13,120	5,780	24,073	7,611
10,390	45,807	15,780	84,259	24,096

881,853	4,705,521	1,633,964	1,527,898	2,729,654

-	78,788	-	35,290	48,673
-	-	-	618,506	-
81,885	719,432	148,780	973,835	276,909
13,811	290,377	23,943	534,114	99,802
11,227	265,274	50,417	805,467	178,829
39,225	831,368	115,086	1,108,079	381,814
256	2,582	208	11,851	1,317

174	1,259	139	5,263	679

31,807	449,000	88,692	539,949	219,736
174	1,259	139	5,263	679

1,060,412	7,344,860	2,061,368	6,165,515	3,938,092

-	-	-	(4,829)	-
-	-	-	(35,140)	-
-	-	-	(345)	-
-	-	-	(25,299)	-
-	-	-	(261,898)	-
-	-	-	(360,029)	-
-	-	-	(3,506)	-
-	(168,921)	-	(30,621)	(69,543)
-	-	-	(228,239)	-
-	(395,305)	(35,259)	(139,189)	(150,124)
-	(139,309)	(2,750)	(70,257)	(35,125)
-	(85,795)	(3,101)	(78,517)	(41,147)
-	(269,502)	(7,096)	(108,037)	(87,914)
-	(756)	(11)	(1,053)	(272)

1,060,412	6,285,272	2,013,151	4,818,556	3,553,967

2,647,046	12,113,796	5,998,019	23,185,929	1,561,792

12,576,019	52,623,545	11,796,552	12,348,525	23,456,471
-	-	-	7,200,488	-
-	-	-	-	-
-	-	-	-	-
-	(7,276)	(6,133)	-	-

12,576,019	52,616,269	11,790,419	19,549,013	23,456,471

30,441,255	144,663,279	51,107,387	289,312,129	109,220,148
-	-	-	(444,433)	-
-	-	-	-	-
-	-	-	-	-
-	(175)	(6,541)	-	-

30,441,255	144,663,104	51,100,846	288,867,696	109,220,148

43,017,274	197,279,373	62,891,265	308,416,709	132,676,619

$45,664,320	$209,393,169	$68,889,284	$331,602,638	$134,238,411

$19,722	$233,587	$142,059	$9,579	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Investment income (Note 2):
Dividends (a)	$908,049	$4,300,059
Interest	74	377
Securities lending net income	18,345	-

Total investment income	926,468	4,300,436

Expenses (Note 3):
Investment management fees	370,451	3,334,678
Custody fees	24,857	47,663
Audit fees	16,857	16,729
Legal fees	446	4,513
Proxy fees	525	525
Shareholder reporting fees	2,345	14,916
Trustees’ fees	3,823	34,805

	419,304	3,453,829
Administration fees:
Class Z	-	-
Class I	-	-
Class S	64,910	320,770
Class Y	4,480	181,579
Class L	19,739	662,673
Class A	32,482	288,220
Class N	564	1,659
Distribution fees:
Class N	350	940
Service fees:
Class A	23,011	182,828
Class N	350	940

Total expenses	565,190	5,093,438
Expenses waived (Note 3):
Class Z fees waived by adviser	-	-
Class I fees waived by adviser	-	-
Class S fees waived by adviser	-	(100,294)
Class Y fees waived by adviser	-	(71,354)
Class L fees waived by adviser	-	(120,726)
Class A fees waived by adviser	-	(81,775)
Class N fees waived by adviser	-	(335)
Class Z administrative fees waived	-	-
Class S administrative fees waived	(35,862)	-
Class Y administrative fees waived	(663)	-
Class L administrative fees waived	(1,678)	-
Class A administrative fees waived	(2,761)	-
Class N administrative fees waived	(42)	-
Class Z management fees waived	-	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	524,184	4,718,954

Net investment income (loss)	402,284	(418,518)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,307,928	68,482,992
Futures contracts	-	-
Foreign currency transactions	-	400

Net realized gain (loss)	2,307,928	68,483,392

Net change in unrealized appreciation (depreciation) on:
Investment transactions	10,895,532	51,361,327
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	-	(393)

Net change in unrealized appreciation (depreciation)	10,895,532	51,360,934

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,203,460	119,844,326

Net increase (decrease) in net assets resulting from operations	$13,605,744	$119,425,808

(a) Net of withholding tax of:	$3,485	$6,784

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$2,489,940	$1,933,699	$1,061,109	$5,393,614	$863,717
656	705	159	844	306
50,512	-	-	221,511	23,535

2,541,108	1,934,404	1,061,268	5,615,969	887,558

2,295,554	534,502	508,019	2,182,306	55,016
31,165	16,536	7,797	27,336	21,278
16,585	16,436	16,426	16,267	14,355
2,541	690	577	2,267	664
525	525	525	525	525
6,900	2,785	2,559	5,739	2,156
20,858	4,870	4,319	16,235	3,226

2,374,128	576,344	540,222	2,250,675	97,220

39,502	30,775	-	26,995	25,334
-	-	-	-	1,191
351,402	46,042	30,598	300,649	406
100,332	2,344	3,433	56,748	7,434
213,670	7,778	4,494	77,694	1,533
293,859	9,406	8,261	236,225	5,764
71	184	-	385	-

33	104	-	197	-

148,593	6,010	6,884	134,432	3,202
33	104	-	197	-

3,521,623	679,091	593,892	3,084,197	142,084

-	-	-	-	(18,515)
-	-	-	-	(309)
-	(441)	-	-	(50)
-	(17)	-	-	(712)
-	(18)	-	-	(108)
-	(20)	-	-	(503)
-	(1)	-	-	-
-	(8,092)	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
(62,753)	(33,291)	-	(36,028)	-
(215,559)	(27,138)	-	(96,437)	-
(43,760)	(813)	-	(15,704)	-
(64,847)	(1,691)	-	(14,118)	-
(89,203)	(1,986)	-	(43,043)	-
(20)	(35)	-	(63)	-

3,045,481	605,548	593,892	2,878,804	121,887

(504,373)	1,328,856	467,376	2,737,165	765,671

24,946,207	15,666,231	8,992,536	22,315,830	1,623,932
-	-	-	-	449,327
-	-	-	43	-

24,946,207	15,666,231	8,992,536	22,315,873	2,073,259

30,702,468	3,001,312	11,314,776	39,623,952	10,161,080
-	-	-	-	(38,846)
-	-	-	-	-

30,702,468	3,001,312	11,314,776	39,623,952	10,122,234

55,648,675	18,667,543	20,307,312	61,939,825	12,195,493

$55,144,302	$19,996,399	$20,774,688	$64,676,990	$12,961,164

$68,704	$3,003	$-	$2,726	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Investment income (Note 2):
Dividends (a)	$748,102	$4,661,184
Interest	48,788	6,518
Securities lending net income	132,570	511,472

Total investment income	929,460	5,179,174

Expenses (Note 3):
Investment management fees	51,064	6,114,743
Custody fees	26,485	72,582
Audit fees	14,354	16,958
Legal fees	655	7,324
Proxy fees	525	525
Shareholder reporting fees	2,130	14,926
Trustees’ fees	3,113	52,459

	98,326	6,279,517
Administration fees:
Class Z	23,699	66,476
Class I	1,779	-
Class S	442	442,084
Class Y	4,788	313,329
Class L	1,623	714,593
Class A	3,788	768,906
Class N	-	4,862
Distribution fees:
Class N	-	2,562
Service fees:
Class A	2,104	452,937
Class N	-	2,562

Total expenses	136,549	9,047,828
Expenses waived (Note 3):
Class Z fees waived by adviser	(24,899)	-
Class I fees waived by adviser	(627)	-
Class S fees waived by adviser	(78)	-
Class Y fees waived by adviser	(633)	-
Class L fees waived by adviser	(156)	-
Class A fees waived by adviser	(444)	-
Class Z management fees waived	-	(110,841)
Class S management fees waived	-	(239,744)
Class Y management fees waived	-	(114,250)
Class L management fees waived	-	(168,285)
Class A management fees waived	-	(181,154)
Class N management fees waived	-	(1,025)

Net expenses	109,712	8,232,529

Net investment income (loss)	819,748	(3,053,355)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,874,861	88,882,199
Futures contracts	507,165	-
Foreign currency transactions	(17)	3,602

Net realized gain (loss)	4,382,009	88,885,801

Net change in unrealized appreciation (depreciation) on:
Investment transactions	9,104,475	134,918,049
Futures contracts	(66,877)	-
Translation of assets and liabilities in foreign currencies	(5)	(1)

Net change in unrealized appreciation (depreciation)	9,037,593	134,918,048

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,419,602	223,803,849

Net increase (decrease) in net assets resulting from operations	$14,239,350	$220,750,494

(a) Net of withholding tax of:	$600	$43,678

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$2,318,801	$191,324	$3,435,626	$3,396,370	$10,601,372
1,046	54	176	82	9,286
730,900	47,921	134,799	117,776	350,004

3,050,747	239,299	3,570,601	3,514,228	10,960,662

3,420,627	258,990	707,512	78,716	2,834,807
60,885	10,896	57,325	93,416	195,578
18,969	16,108	20,068	14,589	20,212
3,782	275	683	934	2,559
525	525	525	526	525
8,391	1,912	2,773	2,500	6,195
25,871	1,942	5,083	4,630	18,276

3,539,050	290,648	793,969	195,311	3,078,152

55,116	-	-	37,631	89,007
-	-	-	2,110	-
414,918	35,596	39,085	313	281,682
100,554	2,333	58	4,200	154,882
121,133	8,151	21	546	49,719
143,118	15,736	1,188	3,572	123,883
1,222	328	-	-	1,524

602	205	-	-	756

78,207	11,269	990	1,984	68,172
602	205	-	-	756

4,454,522	364,471	835,311	245,667	3,848,533

-	-	-	(51,285)	-
-	-	-	(947)	-
-	-	(54,701)	(71)	-
-	-	(27)	(710)	-
-	-	(10)	(69)	-
-	-	(556)	(539)	-
(55,134)	-	-	-	(394,004)
(173,429)	-	-	-	(246,583)
(22,889)	-	-	-	(118,871)
(18,495)	-	-	-	(33,845)
(21,889)	-	-	-	(84,549)
(169)	-	-	-	(938)

4,162,517	364,471	780,017	192,046	2,969,743

(1,111,770)	(125,172)	2,790,584	3,322,182	7,990,919

70,223,571	5,525,695	3,355,668	(6,813)	13,584,385
-	-	316,774	180,931	120,674
313	-	943,679	(93,036)	2,653,496

70,223,884	5,525,695	4,616,121	81,082	16,358,555

86,703,091	2,457,012	(1,364,471)	(317,167)	(2,155,127)
-	-	(59,266)	(106,080)	(42,292)
(247)	-	(1,755,539)	(9,045)	(1,574,611)

86,702,844	2,457,012	(3,179,276)	(432,292)	(3,772,030)

156,926,728	7,982,707	1,436,845	(351,210)	12,586,525

$155,814,958	$7,857,535	$4,227,429	$2,970,972	$20,577,444

$17,178	$398	$363,482	$295,304	$1,045,851

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select PIMCO Total Return Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,955,126	$40,833,507
Net realized gain (loss) on investment transactions	22,107,601	54,651,215
Net change in unrealized appreciation (depreciation) on investments	(98,793,310)	74,815,717

Net increase (decrease) in net assets resulting from operations	(60,730,583)	170,300,439

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(16,027,867)
Class S	-	(5,674,734)
Class Y	-	(15,769,227)
Class L	-	(3,239,108)
Class A	-	(23,655,073)
Class N	-	(1,273,751)

Total distributions from net investment income	-	(65,639,760)

From net realized gains:
Class Z	-	(776,209)
Class S	-	(284,033)
Class Y	-	(818,099)
Class L	-	(170,265)
Class A	-	(1,298,662)
Class N	-	(73,647)

Total distributions from net realized gains	-	(3,420,915)

Net fund share transactions (Note 5):
Class Z	(56,300,515)	15,598,679
Class S	13,770,219	84,080,863
Class Y	(11,775,539)	(424,598)
Class L	(2,540,156)	29,216,526
Class A	(63,707,770)	22,403,164
Class N	4,623,027	18,877,974

Increase (decrease) in net assets from fund share transactions	(115,930,734)	169,752,608

Total increase (decrease) in net assets	(176,661,317)	270,992,372
Net assets
Beginning of period	2,001,907,332	1,730,914,960

End of period	$1,825,246,015	$2,001,907,332

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,709,443	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(4,245,683)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund		MassMutual Select Fundamental Value Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$1,996,896	$5,038,313	$2,647,046	$5,673,560	$12,113,796	$24,274,369
(2,046,772)	2,374,707	12,576,019	13,597,808	52,616,269	50,205,005
(4,531,375)	5,456,318	30,441,255	29,453,141	144,663,104	114,533,025

(4,581,251)	12,869,338	45,664,320	48,724,509	209,393,169	189,012,399

-	-	-	-	-	(6,608,158)
-	(2,710,337)	-	(5,686,142)	-	(14,240,372)
-	(819,920)	-	(417,541)	-	(4,587,261)
-	(1,025,610)	-	(160,779)	-	(3,313,139)
-	(1,064,311)	-	(458,474)	-	(8,356,882)
-	(29,706)	-	(1,900)	-	(13,802)

-	(5,649,884)	-	(6,724,836)	-	(37,119,614)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

-	-	-	-	5,234,213	(5,883,742)
(3,615,791)	3,753,494	23,639,913	146,741	(55,957,513)	24,669,013
16,069,660	(3,165,937)	(1,340,971)	(9,127,005)	13,455,123	(15,499,204)
(16,991,120)	3,599,648	(3,341,808)	(3,532,005)	(17,763,854)	1,726,087
(4,877,761)	(4,891,113)	(1,855,685)	(4,069,581)	(6,378,375)	10,196,670
(31,980)	105,005	(560)	(152,542)	91,414	(1,227,055)

(9,446,992)	(598,903)	17,100,889	(16,734,392)	(61,318,992)	13,981,769

(14,028,243)	6,620,551	62,765,209	25,265,281	148,074,177	165,874,554

178,476,412	171,855,861	296,197,663	270,932,382	1,298,687,187	1,132,812,633

$164,448,169	$178,476,412	$358,962,872	$296,197,663	$1,446,761,364	$1,298,687,187

$1,993,988	$-	$2,580,015	$-	$12,066,164	$-

$-	$(2,908)	$-	$(67,031)	$-	$(47,632)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,998,019	$7,411,169
Net realized gain (loss) on investment transactions	11,790,419	147,923,726
Net change in unrealized appreciation (depreciation) on investments	51,100,846	(101,293,831)

Net increase (decrease) in net assets resulting from operations	68,889,284	54,041,064

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class I	-	-
Class S	-	(5,172,215)
Class Y	-	(378,181)
Class L	-	(518,437)
Class A	-	(620,343)
Class N	-	(607)

Total distributions from net investment income	-	(6,689,783)

From net realized gains:
Class Z	-	-
Class S	-	(98,946,643)
Class Y	-	(8,242,904)
Class L	-	(12,188,393)
Class A	-	(20,446,560)
Class N	-	(34,459)

Total distributions from net realized gains	-	(139,858,959)

Net fund share transactions (Note 5):
Class Z	-	-
Class I	-	-
Class S	(44,260,376)	98,236,432
Class Y	1,615,203	(37,095,646)
Class L	(19,446,006)	459,745
Class A	(9,544,281)	(24,105,425)
Class N	(35,772)	(312,112)

Increase (decrease) in net assets from fund share transactions	(71,671,232)	37,182,994

Total increase (decrease) in net assets	(2,781,948)	(55,324,684)
Net assets
Beginning of period	474,130,366	529,455,050

End of period	$471,348,418	$474,130,366

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,010,500	$12,481

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Select Focused Value Fund		MassMutual Select Fundamental Growth Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$23,185,929	$43,983,759	$1,561,792	$4,921,041	$402,284	$648,418
19,549,013	19,768,195	23,456,471	58,859,705	2,307,928	8,738,902
288,867,696	260,969,930	109,220,148	59,255,627	10,895,532	(626,877)

331,602,638	324,721,884	134,238,411	123,036,373	13,605,744	8,760,443

-	(2,321,958)	-	(1,155,367)	-	-
-	(19,055,127)	-	-	-	-
-	(10,636,777)	-	(2,305,203)	-	(536,385)
-	(5,592,667)	-	(420,961)	-	(23,180)
-	(5,839,922)	-	(477,908)	-	(50,208)
-	(7,443,264)	-	(584,552)	-	(27,774)
-	(62,915)	-	-	-	-

-	(50,952,630)	-	(4,943,991)	-	(637,547)

-	-	-	(9,119,890)	-	-
-	-	-	(21,202,859)	-	(40,942)
-	-	-	(4,346,344)	-	(2,176)
-	-	-	(5,924,302)	-	(5,824)
-	-	-	(12,481,446)	-	(9,793)
-	-	-	(36,630)	-	(146)

-	-	-	(53,111,471)	-	(58,881)

18,978,465	37,487,062	6,199,005	25,441,109	-	-
(2,262,998)	(2,933,633)	-	-	-	-
(12,724,648)	19,483,288	(18,866,343)	7,490,203	(1,228,408)	48,612,489
(29,429,338)	(14,935,313)	11,851,447	(8,891,650)	564,559	1,717,055
12,710,968	31,426,009	(1,203,059)	6,337,698	(3,108,130)	2,569,030
25,522,037	8,059,070	3,723,119	2,657,993	1,389,255	(893,439)
250,252	60,172	24,095	(1,044,865)	37,347	(124,532)

13,044,738	78,646,655	1,728,264	31,990,488	(2,345,377)	51,880,603

344,647,376	352,415,909	135,966,675	96,971,399	11,260,367	59,944,618

2,393,092,147	2,040,676,238	682,392,547	585,421,148	105,306,018	45,361,400

$2,737,739,523	$2,393,092,147	$818,359,222	$682,392,547	$116,566,385	$105,306,018

$23,750,438	$564,509	$1,400,414	$-	$401,376	$-

$-	$-	$-	$(161,378)	$-	$(908)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Blue Chip Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(418,518)	$1,713,615
Net realized gain (loss) on investment transactions	68,483,392	15,987,116
Net change in unrealized appreciation (depreciation) on investments	51,360,934	113,844,327

Net increase (decrease) in net assets resulting from operations	119,425,808	131,545,058

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class S	-	(1,016,603)
Class Y	-	(237,195)
Class L	-	(144,653)
Class A	-	-
Class N	-	-

Total distributions from net investment income	-	(1,398,451)

Net fund share transactions (Note 5):
Class Z	-	-
Class S	(26,393,387)	84,895,520
Class Y	(1,084,385)	22,124,697
Class L	(15,408,741)	31,294,485
Class A	(4,320,623)	48,284,360
Class N	(55,369)	640,093

Increase (decrease) in net assets from fund share transactions	(47,262,505)	187,239,155

Total increase (decrease) in net assets	72,163,303	317,385,762
Net assets
Beginning of period	995,134,272	677,748,510

End of period	$1,067,297,575	$995,134,272

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(268,159)	$150,359

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund		MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(504,373)	$57,066	$1,328,856	$2,093,491	$467,376	$1,093,974
24,946,207	17,154,998	15,666,231	10,489,884	8,992,536	9,145,252
30,702,468	57,019,524	3,001,312	9,908,194	11,314,776	10,906,940

55,144,302	74,231,588	19,996,399	22,491,569	20,774,688	21,146,166

-	-	-	(1,254,330)	-	-
-	-	-	(824,409)	-	(1,012,546)
-	-	-	(24,970)	-	(25,312)
-	-	-	(44,738)	-	(16,072)
-	-	-	(45,198)	-	(20,157)
-	-	-	(635)	-	-

-	-	-	(2,194,280)	-	(1,074,087)

4,576,318	74,186,932	(20,119,408)	74,670,421	-	-
(7,531,457)	(11,878,139)	6,094,327	(92,032,568)	(8,402,843)	5,341,346
13,281,750	9,047,286	126,256	(76,272)	1,032,815	(452,872)
(2,064,534)	50,780,947	(307,165)	(1,368,004)	(207,317)	14,623
15,158,369	40,078,109	411,087	(662,708)	(8,922)	(344,741)
(23)	(861)	3,618	2,475	(130)	(20,851)

23,420,423	162,214,274	(13,791,285)	(19,466,656)	(7,586,397)	4,537,505

78,564,725	236,445,862	6,205,114	830,633	13,188,291	24,609,584

578,044,316	341,598,454	141,614,781	140,784,148	126,691,778	102,082,194

$656,609,041	$578,044,316	$147,819,895	$141,614,781	$139,880,069	$126,691,778

$(531,692)	$(27,319)	$1,347,293	$18,437	$469,085	$1,709

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,737,165	$4,253,720
Net realized gain (loss) on investment transactions	22,315,873	22,030,725
Net change in unrealized appreciation (depreciation) on investments	39,623,952	39,904,476

Net increase (decrease) in net assets resulting from operations	64,676,990	66,188,921

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(1,063,293)
Class I	-	-
Class S	-	(2,748,643)
Class Y	-	(361,647)
Class L	-	(392,638)
Class A	-	(781,563)

Total distributions from net investment income	-	(5,347,784)

From net realized gains:
Class Z	-	(2,495,910)
Class I	-	-
Class S	-	(7,351,721)
Class Y	-	(1,089,269)
Class L	-	(1,240,739)
Class A	-	(3,284,087)
Class N	-	(4,881)

Total distributions from net realized gains	-	(15,466,607)

Net fund share transactions (Note 5):
Class Z	9,917,646	22,562,670
Class I	-	-
Class S	(21,168,277)	(18,515,249)
Class Y	1,513,579	(24,016,451)
Class L	(8,475,539)	(2,866,862)
Class A	(3,313,582)	(9,157,654)
Class N	6,064	(542,083)

Increase (decrease) in net assets from fund share transactions	(21,520,109)	(32,535,629)

Total increase (decrease) in net assets	43,156,881	12,838,901
Net assets
Beginning of period	476,732,538	463,893,637

End of period	$519,889,419	$476,732,538

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,193,442	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(1,543,723)

+	Fund commenced operations on July 26, 2012.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund		MM Russell 2000 Small Cap Index Fund		MassMutual Select Mid Cap Growth Equity II Fund
Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012+	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012 +	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$765,671	$661,693	$819,748	$1,021,229	$(3,053,355)	$(3,005,185)
2,073,259	649,961	4,382,009	796,929	88,885,801	133,464,037
10,122,234	7,892,578	9,037,593	6,646,716	134,918,048	74,903,661

12,961,164	9,204,232	14,239,350	8,464,874	220,750,494	205,362,513

-	(650,268)	-	(914,662)	-	(350,467)
-	(791)	-	(1,132)	-	-
-	(1,560)	-	(1,249)	-	(219,632)
-	(5,923)	-	(1,179)	-	-
-	(963)	-	(1,560)	-	-
-	(534)	-	(877)	-	-

-	(660,039)	-	(920,659)	-	(570,099)

-	(631,163)	-	(408,974)	-	(16,002,852)
-	(813)	-	(526)	-	-
-	(1,631)	-	(611)	-	(37,047,456)
-	(6,100)	-	(600)	-	(16,920,942)
-	(1,189)	-	(815)	-	(27,443,165)
-	(813)	-	(526)	-	(30,066,085)
-	-	-	-	-	(174,480)

-	(641,709)	-	(412,052)	-	(127,654,980)

17,241,285	79,440,579	(1,085,355)	79,598,149	18,936,122	26,071,392
3,114,391	101,754	5,153,156	101,807	-	-
109,421	213,638	302,422	118,939	(29,022,550)	(10,328,467)
6,429,960	782,367	5,618,764	117,000	5,196,453	13,948,324
1,120,821	153,312	1,082,374	162,231	(30,298,478)	(25,750,229)
4,727,225	101,497	2,816,682	101,551	(21,902,098)	1,833,842
-	-	-	-	(90,281)	(170,519)

32,743,103	80,793,147	13,888,043	80,199,677	(57,180,832)	5,604,343

45,704,267	88,695,631	28,127,393	87,331,840	163,569,662	82,741,777

88,695,631	-	87,331,840	-	1,519,240,842	1,436,499,065

$134,399,898	$88,695,631	$115,459,233	$87,331,840	$1,682,810,504	$1,519,240,842

$767,391	$1,720	$920,424	$100,676	$(9,000,732)	$(5,947,377)

$-	$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,111,770)	$(2,342,104)
Net realized gain (loss) on investment transactions	70,223,884	55,858,021
Net change in unrealized appreciation (depreciation) on investments	86,702,844	42,704,966

Net increase (decrease) in net assets resulting from operations	155,814,958	96,220,883

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class I	-	-
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class Z	-	(7,744,622)
Class I	-	-
Class S	-	(25,943,940)
Class Y	-	(3,383,837)
Class L	-	(3,019,731)
Class A	-	(3,778,165)
Class N	-	(30,326)

Total distributions from net realized gains	-	(43,900,621)

Net fund share transactions (Note 5):
Class Z	6,362,828	7,761,720
Class I	-	-
Class S	(13,027,350)	(4,621,507)
Class Y	(2,924,056)	(10,937,537)
Class L	(13,809,507)	(3,499,306)
Class A	(7,476,818)	(14,809,829)
Class N	(136,746)	37,329

Increase (decrease) in net assets from fund share transactions	(31,011,649)	(26,069,130)

Total increase (decrease) in net assets	124,803,309	26,251,132
Net assets
Beginning of period	761,632,061	735,380,929

End of period	$886,435,370	$761,632,061

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(1,269,994)	$(158,224)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

+	Fund commenced operations on July 25, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund		MassMutual Select Diversified International Fund		MM MSCI EAFE International Index Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012+

$(125,172)	$(200,392)	$2,790,584	$4,060,590	$3,322,182	$1,117,127
5,525,695	5,489,627	4,616,121	(9,472,193)	81,082	428,214
2,457,012	2,101,488	(3,179,276)	28,458,720	(432,292)	18,398,730

7,857,535	7,390,723	4,227,429	23,047,117	2,970,972	19,944,071

-	-	-	-	-	(1,472,093)
-	-	-	-	-	(1,347)
-	-	-	(4,392,023)	-	(1,480)
-	-	-	(2,025)	-	(1,220)
-	-	-	-	-	(1,344)
-	-	-	(17,661)	-	(1,079)

-	-	-	(4,411,709)	-	(1,478,563)

-	-	-	-	-	(116,055)
-	-	-	-	-	(110)
-	-	-	-	-	(127)
-	-	-	-	-	(110)
-	-	-	-	-	(131)
-	-	-	-	-	(110)
-	-	-	-	-	-

-	-	-	-	-	(116,643)

-	-	-	-	40,603,566	109,274,972
-	-	-	-	6,123,004	101,557
(1,652,527)	(3,075,245)	(1,855,677)	11,747,277	86,566	118,630
1,828	(455,165)	3,097	11,538	3,554,517	101,332
(2,324,365)	486,767	(5,459)	(2,308,253)	357,351	112,687
(367,571)	(1,731,262)	105,395	(274,346)	1,892,577	101,289
-	(105,362)	-	(58,616)	-	-

(4,342,635)	(4,880,267)	(1,752,644)	9,117,600	52,617,581	109,810,467

3,514,900	2,510,456	2,474,785	27,753,008	55,588,553	128,159,332

58,643,869	56,133,413	151,852,059	124,099,051	128,159,332	-

$62,158,769	$58,643,869	$154,326,844	$151,852,059	$183,747,885	$128,159,332

$(158,144)	$(32,972)	$2,185,034	$-	$3,039,306	$-

$-	$-	$-	$(605,550)	$-	$(282,876)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Overseas Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,990,919	$10,633,625
Net realized gain (loss) on investment transactions	16,358,555	1,745,238
Net change in unrealized appreciation (depreciation) on investments	(3,772,030)	98,041,747

Net increase (decrease) in net assets resulting from operations	20,577,444	110,420,610

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(4,927,715)
Class S	-	(1,791,221)
Class Y	-	(820,526)
Class L	-	(121,522)
Class A	-	(531,248)
Class N	-	(3,469)

Total distributions from net investment income	-	(8,195,701)

Net fund share transactions (Note 5):
Class Z	(19,958,183)	(35,976,240)
Class S	609,742	31,944,098
Class Y	9,915,086	(22,404,310)
Class L	(8,411,296)	(4,698,302)
Class A	(1,253,833)	2,365,018
Class N	48,387	246,011

Increase (decrease) in net assets from fund share transactions	(19,050,097)	(28,523,725)

Total increase (decrease) in net assets	1,527,347	73,701,184
Net assets
Beginning of period	559,750,439	486,049,255

End of period	$561,277,786	$559,750,439

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$17,492,637	$9,501,718

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select PIMCO Total Return Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[o]		Interest expense to average daily net assets[p]	Ratio of expenses to average daily net assets[n]	Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$10.55	$0.10	$(0.40)	$(0.30)	$-	$-	$-	$10.25	(2.84%	)[b]	$370,438	0.41%	[a]	0.00%[a,e]	0.41%[a]	1.90%	[a]
12/31/12	9.98	0.26	0.71	0.97	(0.38)	(0.02)	(0.40)	10.55	9.74%		440,229	0.41%		0.00%[e]	0.41%	2.43%
12/31/11	10.09	0.33	(0.09)	0.24	(0.35)	-	(0.35)	9.98	2.41%		402,361	0.40%		N/A	N/A	3.26%
12/31/10[g]	10.00	0.16	0.15	0.31	(0.14)	(0.08)	(0.22)	10.09	3.13%	[b]	3,658	0.42%	[a]	N/A	N/A	3.15%	[a]
Class S
06/30/13[r]	$10.54	$0.09	$(0.40)	$(0.31)	$-	$-	$-	$10.23	(2.94%	)[b]	$177,133	0.56%	[a]	0.00%[a,e]	0.56%[a]	1.75%	[a]
12/31/12	9.97	0.24	0.72	0.96	(0.37)	(0.02)	(0.39)	10.54	9.62%		169,086	0.56%		0.00%[e]	0.56%	2.26%
12/31/11	10.07	0.31	(0.07)	0.24	(0.34)	-	(0.34)	9.97	2.37%		79,275	0.55%		N/A	N/A	3.02%
12/31/10[g]	10.00	0.14	0.14	0.28	(0.13)	(0.08)	(0.21)	10.07	2.88%	[b]	29,273	0.57%	[a]	N/A	N/A	2.77%	[a]
Class Y
06/30/13[r]	$10.56	$0.08	$(0.40)	$(0.32)	$-	$-	$-	$10.24	(3.03%	)[b]	$455,424	0.68%	[a]	0.00%[a,e]	0.68%[a]	1.63%	[a]
12/31/12	9.99	0.23	0.71	0.94	(0.35)	(0.02)	(0.37)	10.56	9.43%		481,613	0.68%		0.00%[e]	0.68%	2.15%
12/31/11	10.09	0.30	(0.08)	0.22	(0.32)	-	(0.32)	9.99	2.21%		454,979	0.67%		N/A	N/A	2.89%
12/31/10[g]	10.00	0.13	0.16	0.29	(0.12)	(0.08)	(0.20)	10.09	2.98%	[b]	516,171	0.69%	[a]	N/A	N/A	2.51%	[a]
Class L
06/30/13[r]	$10.51	$0.08	$(0.40)	$(0.32)	$-	$-	$-	$10.19	(3.04%	)[b]	$94,435	0.76%	[a]	0.00%[a,e]	0.76%[a]	1.55%	[a]
12/31/12	9.95	0.22	0.71	0.93	(0.35)	(0.02)	(0.37)	10.51	9.35%		99,987	0.76%		0.00%[e]	0.76%	2.06%
12/31/11	10.07	0.29	(0.08)	0.21	(0.33)	-	(0.33)	9.95	2.13%		66,880	0.75%		N/A	N/A	2.87%
12/31/10[g]	10.00	0.13	0.15	0.28	(0.13)	(0.08)	(0.21)	10.07	2.81%	[b]	27,909	0.77%	[a]	N/A	N/A	2.57%	[a]
Class A
06/30/13[r]	$10.56	$0.07	$(0.40)	$(0.33)	$-	$-	$-	$10.23	(3.13%	)[b]	$680,139	0.86%	[a]	0.00%[a,e]	0.86%[a]	1.45%	[a]
12/31/12	9.99	0.21	0.71	0.92	(0.33)	(0.02)	(0.35)	10.56	9.25%		766,346	0.86%		0.00%[e]	0.86%	1.98%
12/31/11	10.09	0.28	(0.08)	0.20	(0.30)	-	(0.30)	9.99	2.03%		703,315	0.85%		N/A	N/A	2.71%
12/31/10[g]	10.00	0.12	0.16	0.28	(0.11)	(0.08)	(0.19)	10.09	2.89%	[b]	708,198	0.87%	[a]	N/A	N/A	2.34%	[a]
Class N
06/30/13[r]	$10.52	$0.06	$(0.40)	$(0.34)	$-	$-	$-	$10.18	(3.23%	)[b]	$47,678	1.11%	[a]	0.00%[a,e]	1.11%[a]	1.20%	[a]
12/31/12	9.97	0.18	0.71	0.89	(0.32)	(0.02)	(0.34)	10.52	9.02%		44,647	1.11%		0.00%[e]	1.11%	1.71%
12/31/11	10.08	0.26	(0.07)	0.19	(0.30)	-	(0.30)	9.97	1.77%		24,105	1.10%		N/A	N/A	2.50%
12/31/10[g]	10.00	0.11	0.15	0.26	(0.10)	(0.08)	(0.18)	10.08	2.70%	[b]	9,825	1.12%	[a]	N/A	N/A	2.12%	[a]

	Six months ended June 30, 2013[b,r,u]	Year ended December 31
		2012[u]	2011	2010[b]
Portfolio turnover rate for all share classes	213%	501%	442%	299%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
o	Excludes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 229% and 509% as of June 30, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.34	$0.13	$(0.41)	$(0.28)	$-	$-	$-	$10.06	(2.71%	)[b]	$76,729	0.67%	[a]	N/A	2.49%	[a]
12/31/12	9.91	0.31	0.47	0.78	(0.35)	-	(0.35)	10.34	7.86%		82,408	0.68%		N/A	3.02%
12/31/11	9.60	0.31	0.33	0.64	(0.33)	-	(0.33)	9.91	6.61%		75,607	0.66%		N/A	3.14%
12/31/10	9.18	0.40	0.55	0.95	(0.53)	-	(0.53)	9.60	10.51%		48,222	0.66%		N/A	4.10%
12/31/09	8.40	0.50	1.09	1.59	(0.81)	-	(0.81)	9.18	18.95%		49,528	0.66%		N/A	5.54%
12/31/08	10.04	0.56	(1.40)	(0.84)	(0.54)	(0.26)	(0.80)	8.40	(8.19%	)	53,079	0.65%		N/A	5.78%
Class Y
06/30/13[r]	$10.35	$0.12	$(0.40)	$(0.28)	$-	$-	$-	$10.07	(2.71%	)[b]	$40,280	0.72%	[a]	N/A	2.44%	[a]
12/31/12	9.92	0.31	0.46	0.77	(0.34)	-	(0.34)	10.35	7.79%		25,412	0.73%		N/A	2.96%
12/31/11	9.61	0.31	0.33	0.64	(0.33)	-	(0.33)	9.92	6.54%		27,303	0.71%		N/A	3.08%
12/31/10	9.18	0.40	0.54	0.94	(0.51)	-	(0.51)	9.61	10.46%		28,610	0.71%		N/A	4.12%
12/31/09	8.40	0.49	1.10	1.59	(0.81)	-	(0.81)	9.18	18.90%		56,838	0.71%		N/A	5.41%
12/31/08	10.04	0.56	(1.41)	(0.85)	(0.53)	(0.26)	(0.79)	8.40	(8.30%	)	63,385	0.70%		N/A	5.73%
Class L
06/30/13[r]	$10.32	$0.12	$(0.40)	$(0.28)	$-	$-	$-	$10.04	(2.71%	)[b]	$14,428	0.87%	[a]	N/A	2.28%	[a]
12/31/12	9.90	0.29	0.46	0.75	(0.33)	-	(0.33)	10.32	7.57%		31,753	0.88%		N/A	2.81%
12/31/11	9.58	0.29	0.33	0.62	(0.30)	-	(0.30)	9.90	6.43%		26,987	0.86%		N/A	2.90%
12/31/10	9.16	0.38	0.55	0.93	(0.51)	-	(0.51)	9.58	10.34%		41,764	0.86%		N/A	3.88%
12/31/09	8.39	0.47	1.10	1.57	(0.80)	-	(0.80)	9.16	18.70%		36,382	0.86%		N/A	5.06%
12/31/08	10.03	0.55	(1.41)	(0.86)	(0.52)	(0.26)	(0.78)	8.39	(8.42%	)	20,994	0.85%		0.82%	5.68%
Class A
06/30/13[r]	$10.31	$0.10	$(0.39)	$(0.29)	$-	$-	$-	$10.02	(2.81%	)[b]	$31,946	1.12%	[a]	N/A	2.03%	[a]
12/31/12	9.89	0.26	0.46	0.72	(0.30)	-	(0.30)	10.31	7.27%		37,774	1.13%		N/A	2.57%
12/31/11	9.56	0.26	0.34	0.60	(0.27)	-	(0.27)	9.89	6.23%		40,971	1.11%		N/A	2.68%
12/31/10	9.14	0.36	0.54	0.90	(0.48)	-	(0.48)	9.56	10.00%		54,043	1.11%		N/A	3.68%
12/31/09	8.37	0.45	1.09	1.54	(0.77)	-	(0.77)	9.14	18.39%		62,233	1.11%		N/A	5.02%
12/31/08	10.00	0.51	(1.39)	(0.88)	(0.49)	(0.26)	(0.75)	8.37	(8.60%	)	67,723	1.10%		1.07%	5.25%
Class N
06/30/13[r]	$10.26	$0.09	$(0.39)	$(0.30)	$-	$-	$-	$9.96	(2.92%	)[b]	$1,065	1.42%	[a]	N/A	1.74%	[a]
12/31/12	9.85	0.23	0.46	0.69	(0.28)	-	(0.28)	10.26	7.00%		1,130	1.43%		N/A	2.26%
12/31/11	9.55	0.23	0.33	0.56	(0.26)	-	(0.26)	9.85	5.80%		988	1.41%		N/A	2.37%
12/31/10	9.14	0.32	0.55	0.87	(0.46)	-	(0.46)	9.55	9.70%		963	1.41%		N/A	3.33%
12/31/09	8.37	0.42	1.09	1.51	(0.74)	-	(0.74)	9.14	17.95%		820	1.41%		N/A	4.70%
12/31/08	9.96	0.46	(1.37)	(0.91)	(0.42)	(0.26)	(0.68)	8.37	(8.86%	)	758	1.40%		1.35%	4.72%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	169%	417%	669%	267%	66%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.21	$0.09	$1.47	$1.56	$-	$-	$-	$-	$11.77	15.28%	[b]	$307,623	0.59%	[a]	1.64%	[a]
12/31/12	8.87	0.19	1.39	1.58	(0.24)	-	-	(0.24)	10.21	17.79%		245,589	0.59%		1.98%
12/31/11	8.92	0.16	(0.05)	0.11	(0.16)	-	-	(0.16)	8.87	1.37%		212,076	0.59%		1.79%
12/31/10	8.08	0.15	0.86	1.01	(0.17)	-	-	(0.17)	8.92	12.56%		186,639	0.60%		1.86%
12/31/09	6.85	0.15	1.23	1.38	(0.15)	-	-	(0.15)	8.08	20.10%		200,237	0.60%		2.20%
12/31/08	12.09	0.26	(5.19)	(4.93)	(0.29)	(0.02)	(0.00)[d]	(0.31)	6.85	(40.73%	)	153,801	0.59%		2.61%
Class Y
06/30/13[r]	$10.22	$0.09	$1.46	$1.55	$-	$-	$-	$-	$11.77	15.17%	[b]	$19,506	0.69%	[a]	1.53%	[a]
12/31/12	8.87	0.18	1.39	1.57	(0.22)	-	-	(0.22)	10.22	17.74%		18,431	0.69%		1.84%
12/31/11	8.92	0.15	(0.05)	0.10	(0.15)	-	-	(0.15)	8.87	1.25%		23,925	0.69%		1.69%
12/31/10	8.08	0.15	0.85	1.00	(0.16)	-	-	(0.16)	8.92	12.45%		33,138	0.70%		1.78%
12/31/09	6.85	0.15	1.21	1.36	(0.13)	-	-	(0.13)	8.08	19.92%		31,928	0.70%		2.26%
12/31/08	12.07	0.25	(5.17)	(4.92)	(0.28)	(0.02)	(0.00)[d]	(0.30)	6.85	(40.74%	)	54,181	0.69%		2.49%
Class L
06/30/13[r]	$10.25	$0.08	$1.47	$1.55	$-	$-	$-	$-	$11.80	15.12%	[b]	$5,552	0.80%	[a]	1.39%	[a]
12/31/12	8.90	0.17	1.39	1.56	(0.21)	-	-	(0.21)	10.25	17.53%		7,642	0.80%		1.74%
12/31/11	8.92	0.14	(0.04)	0.10	(0.12)	-	-	(0.12)	8.90	1.17%		9,809	0.80%		1.52%
12/31/10	8.08	0.13	0.86	0.99	(0.15)	-	-	(0.15)	8.92	12.35%		40,298	0.81%		1.63%
12/31/09	6.85	0.14	1.22	1.36	(0.13)	-	-	(0.13)	8.08	19.85%		42,209	0.81%		2.06%
12/31/08	12.07	0.24	(5.17)	(4.93)	(0.27)	(0.02)	(0.00)[d]	(0.29)	6.85	(40.83%	)	44,160	0.80%		2.41%
Class A
06/30/13[r]	$10.20	$0.06	$1.47	$1.53	$-	$-	$-	$-	$11.73	15.00%	[b]	$26,133	1.09%	[a]	1.14%	[a]
12/31/12	8.86	0.14	1.39	1.53	(0.19)	-	-	(0.19)	10.20	17.23%		24,405	1.09%		1.48%
12/31/11	8.90	0.11	(0.04)	0.07	(0.11)	-	-	(0.11)	8.86	0.83%		24,863	1.09%		1.26%
12/31/10	8.06	0.11	0.85	0.96	(0.12)	-	-	(0.12)	8.90	11.96%		32,870	1.10%		1.34%
12/31/09	6.83	0.12	1.22	1.34	(0.11)	-	-	(0.11)	8.06	19.57%		45,592	1.10%		1.73%
12/31/08	12.02	0.21	(5.15)	(4.94)	(0.23)	(0.02)	(0.00)[d]	(0.25)	6.83	(41.03%	)	52,940	1.09%		2.12%
Class N
06/30/13[r]	$10.25	$0.05	$1.47	$1.52	$-	$-	$-	$-	$11.77	14.83%	[b]	$150	1.40%	[a]	0.83%	[a]
12/31/12	8.90	0.11	1.39	1.50	(0.15)	-	-	(0.15)	10.25	16.88%		131	1.40%		1.12%
12/31/11	8.94	0.09	(0.04)	0.05	(0.09)	-	-	(0.09)	8.90	0.63%		259	1.40%		0.98%
12/31/10	8.08	0.08	0.85	0.93	(0.07)	-	-	(0.07)	8.94	11.63%		255	1.41%		0.93%
12/31/09	6.85	0.10	1.21	1.31	(0.08)	-	-	(0.08)	8.08	19.07%		556	1.41%		1.41%
12/31/08	12.02	0.18	(5.14)	(4.96)	(0.19)	(0.02)	(0.00)[d]	(0.21)	6.85	(41.28%	)	620	1.40%		1.78%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	21%	38%	36%	130%	68%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$11.36	$0.12	$1.72	$1.84	$-	$-	$-	$13.20	16.20%	[b]	$242,887	0.74%	[a]	0.59%	[a]	2.02%	[a]
12/31/12	10.04	0.24	1.44	1.68	(0.36)	-	(0.36)	11.36	16.75%		204,268	0.74%		0.59%		2.21%
12/31/11	10.48	0.20	(0.43)	(0.23)	(0.21)	-	(0.21)	10.04	(2.06%	)	184,034	0.75%		0.60%		2.00%
12/31/10[g]	9.82	0.03	0.63	0.66	-	-	-	10.48	6.72%	[b]	107	0.75%	[a]	0.65%	[a]	1.98%	[a]
Class S
06/30/13[r]	$11.39	$0.11	$1.72	$1.83	$-	$-	$-	$13.22	16.07%	[b]	$509,849	0.94%	[a]	0.79%	[a]	1.82%	[a]
12/31/12	10.07	0.22	1.44	1.66	(0.34)	-	(0.34)	11.39	16.49%		486,471	0.94%		0.79%		2.00%
12/31/11	10.49	0.17	(0.42)	(0.25)	(0.17)	-	(0.17)	10.07	(2.29%	)	407,353	0.94%		0.80%		1.62%
12/31/10	9.35	0.13	1.14	1.27	(0.13)	-	(0.13)	10.49	13.91%		500,716	0.81%		0.80%		1.35%
12/31/09	7.53	0.13	1.69	1.82	(0.00)[d]	-	(0.00)[d]	9.35	24.17%		446,975	0.80%		N/A		1.68%
12/31/08	11.85	0.19	(4.18)	(3.99)	(0.20)	(0.13)	(0.33)	7.53	(33.98%	)	357,433	0.80%		N/A		1.88%
Class Y
06/30/13[r]	$11.36	$0.11	$1.72	$1.83	$-	$-	$-	$13.19	16.11%	[b]	$199,225	0.98%	[a]	0.83%	[a]	1.78%	[a]
12/31/12	10.05	0.22	1.42	1.64	(0.33)	-	(0.33)	11.36	16.35%		158,864	0.98%		0.83%		1.96%
12/31/11	10.46	0.17	(0.41)	(0.24)	(0.17)	-	(0.17)	10.05	(2.20%	)	154,312	0.98%		0.84%		1.60%
12/31/10	9.33	0.12	1.14	1.26	(0.13)	-	(0.13)	10.46	13.81%		133,797	0.85%		0.84%		1.30%
12/31/09	7.52	0.13	1.68	1.81	(0.00)[d]	-	(0.00)[d]	9.33	24.07%		129,536	0.84%		N/A		1.63%
12/31/08	11.84	0.18	(4.18)	(4.00)	(0.19)	(0.13)	(0.32)	7.52	(33.97%	)	92,098	0.84%		N/A		1.85%
Class L
06/30/13[r]	$11.40	$0.10	$1.73	$1.83	$-	$-	$-	$13.23	16.05%	[b]	$115,077	1.13%	[a]	0.98%	[a]	1.61%	[a]
12/31/12	10.09	0.20	1.43	1.63	(0.32)	-	(0.32)	11.40	16.16%		115,576	1.13%		0.98%		1.81%
12/31/11	10.45	0.15	(0.41)	(0.26)	(0.10)	-	(0.10)	10.09	(2.39%	)	100,173	1.13%		0.98%		1.41%
12/31/10	9.31	0.11	1.14	1.25	(0.11)	-	(0.11)	10.45	13.71%		162,055	1.00%		0.99%		1.15%
12/31/09	7.52	0.12	1.67	1.79	(0.00)[d]	-	(0.00)[d]	9.31	23.81%		168,790	0.99%		N/A		1.50%
12/31/08	11.82	0.17	(4.17)	(4.00)	(0.17)	(0.13)	(0.30)	7.52	(34.04%	)	141,302	0.99%		N/A		1.68%
Class A
06/30/13[r]	$11.28	$0.08	$1.71	$1.79	$-	$-	$-	$13.07	15.87%	[b]	$378,611	1.38%	[a]	1.23%	[a]	1.37%	[a]
12/31/12	9.99	0.17	1.41	1.58	(0.29)	-	(0.29)	11.28	15.85%		332,630	1.38%		1.23%		1.56%
12/31/11	10.36	0.12	(0.40)	(0.28)	(0.09)	-	(0.09)	9.99	(2.65%	)	284,989	1.38%		1.24%		1.19%
12/31/10	9.24	0.09	1.13	1.22	(0.10)	-	(0.10)	10.36	13.46%		293,195	1.25%		1.24%		0.91%
12/31/09	7.48	0.10	1.66	1.76	(0.00)[d]	-	(0.00)[d]	9.24	23.53%		241,206	1.24%		N/A		1.24%
12/31/08	11.76	0.14	(4.14)	(4.00)	(0.15)	(0.13)	(0.28)	7.48	(34.22%	)	176,524	1.24%		N/A		1.44%
Class N
06/30/13[r]	$11.25	$0.07	$1.70	$1.77	$-	$-	$-	$13.02	15.73%	[b]	$1,112	1.68%	[a]	1.53%	[a]	1.07%	[a]
12/31/12	9.90	0.14	1.40	1.54	(0.19)	-	(0.19)	11.25	15.55%		878	1.68%		1.53%		1.29%
12/31/11	10.25	0.09	(0.40)	(0.31)	(0.04)	-	(0.04)	9.90	(2.95%	)	1,951	1.68%		1.54%		0.89%
12/31/10	9.13	0.06	1.11	1.17	(0.05)	-	(0.05)	10.25	12.97%		2,051	1.55%		1.54%		0.60%
12/31/09	7.41	0.07	1.65	1.72	(0.00)[d]	-	(0.00)[d]	9.13	23.21%		2,403	1.54%		N/A		0.95%
12/31/08	11.66	0.11	(4.10)	(3.99)	(0.13)	(0.13)	(0.26)	7.41	(34.42%	)	2,063	1.54%		N/A		1.15%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	10%	22%	14%	30%	47%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$7.82	$0.11	$1.06	$1.17	$-	$-	$-	$-	$8.99	14.96%	[b]	$342,387	0.76%	[a]	0.74%[a]	2.58%	[a]
12/31/12	10.08	0.18	0.96	1.14	(0.17)	(3.23)	-	(3.40)	7.82	11.22%		336,198	0.77%		0.77%[k]	1.67%
12/31/11	10.60	0.10	(0.54)	(0.44)	(0.08)	-	-	(0.08)	10.08	(4.15%	)	309,422	0.77%		N/A	1.00%
12/31/10	9.50	0.09	1.15	1.24	(0.14)	-	-	(0.14)	10.60	13.08%		377,131	0.77%		N/A	0.91%
12/31/09	7.29	0.07	2.22	2.29	(0.08)	-	-	(0.08)	9.50	31.48%		365,567	0.78%		N/A	0.92%
12/31/08	12.64	0.11	(5.11)	(5.00)	(0.11)	(0.23)	(0.01)	(0.35)	7.29	(39.73%	)	334,045	0.77%		N/A	1.02%
Class Y
06/30/13[r]	$7.83	$0.11	$1.06	$1.17	$-	$-	$-	$-	$9.00	14.94%	[b]	$31,543	0.85%	[a]	0.83%[a]	2.51%	[a]
12/31/12	10.07	0.15	0.99	1.14	(0.15)	(3.23)	-	(3.38)	7.83	11.22%		26,190	0.86%		0.86%[k]	1.38%
12/31/11	10.60	0.10	(0.56)	(0.46)	(0.07)	-	-	(0.07)	10.07	(4.34%	)	65,751	0.86%		N/A	0.91%
12/31/10	9.50	0.08	1.15	1.23	(0.13)	-	-	(0.13)	10.60	12.98%		81,805	0.86%		N/A	0.82%
12/31/09	7.29	0.06	2.23	2.29	(0.08)	-	-	(0.08)	9.50	31.39%		82,157	0.87%		N/A	0.82%
12/31/08	12.62	0.10	(5.09)	(4.99)	(0.10)	(0.23)	(0.01)	(0.34)	7.29	(39.72%	)	61,599	0.86%		N/A	0.93%
Class L
06/30/13[r]	$7.80	$0.10	$1.06	$1.16	$-	$-	$-	$-	$8.96	14.87%	[b]	$27,280	1.00%	[a]	0.98%[a]	2.29%	[a]
12/31/12	10.06	0.14	0.97	1.11	(0.14)	(3.23)	-	(3.37)	7.80	10.93%		41,924	1.01%		1.01%[k]	1.34%
12/31/11	10.57	0.08	(0.54)	(0.46)	(0.05)	-	-	(0.05)	10.06	(4.37%	)	48,977	1.01%		N/A	0.77%
12/31/10	9.47	0.06	1.15	1.21	(0.11)	-	-	(0.11)	10.57	12.81%		78,893	1.01%		N/A	0.65%
12/31/09	7.27	0.05	2.21	2.26	(0.06)	-	-	(0.06)	9.47	31.12%		110,367	1.02%		N/A	0.70%
12/31/08	12.59	0.08	(5.08)	(5.00)	(0.09)	(0.23)	(0.00)[d]	(0.32)	7.27	(39.85%	)	119,982	1.01%		N/A	0.78%
Class A
06/30/13[r]	$7.79	$0.09	$1.06	$1.15	$-	$-	$-	$-	$8.94	14.76%	[b]	$70,041	1.25%	[a]	1.23%[a]	2.10%	[a]
12/31/12	10.03	0.11	0.98	1.09	(0.10)	(3.23)	-	(3.33)	7.79	10.77%		69,701	1.26%		1.26%[k]	1.05%
12/31/11	10.54	0.05	(0.55)	(0.50)	(0.01)	-	-	(0.01)	10.03	(4.70%	)	104,872	1.26%		N/A	0.51%
12/31/10	9.45	0.04	1.14	1.18	(0.09)	-	-	(0.09)	10.54	12.48%		155,189	1.26%		N/A	0.42%
12/31/09	7.25	0.04	2.19	2.23	(0.03)	-	-	(0.03)	9.45	30.82%		172,363	1.27%		N/A	0.46%
12/31/08	12.53	0.06	(5.04)	(4.98)	(0.07)	(0.23)	(0.00)[d]	(0.30)	7.25	(39.96%	)	193,387	1.26%		N/A	0.53%
Class N
06/30/13[r]	$7.68	$0.07	$1.06	$1.13	$-	$-	$-	$-	$8.81	14.71%	[b]	$97	1.55%	[a]	1.53%[a]	1.79%	[a]
12/31/12	9.93	0.07	0.97	1.04	(0.06)	(3.23)	-	(3.29)	7.68	10.32%		117	1.56%		1.56%[k]	0.70%
12/31/11	10.44	0.02	(0.53)	(0.51)	-	-	-	-	9.93	(4.89%	)	434	1.55%		N/A	0.22%
12/31/10	9.36	0.01	1.13	1.14	(0.06)	-	-	(0.06)	10.44	12.20%		735	1.56%		N/A	0.12%
12/31/09	7.20	0.01	2.18	2.19	(0.03)	-	-	(0.03)	9.36	30.36%		926	1.57%		N/A	0.10%
12/31/08	12.47	0.03	(5.02)	(4.99)	(0.05)	(0.23)	(0.00)[d]	(0.28)	7.20	(40.18%	)	573	1.56%		N/A	0.25%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	20%	107%	10%	10%	12%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$13.20	$0.15	$1.67	$1.82	$-	$-	$-	$15.02	13.79%	[b]	$137,775	0.17%	[a]	0.08%	[a]	2.06%	[a]
12/31/12	11.66	0.29	1.57	1.86	(0.32)	-	(0.32)	13.20	15.96%		103,732	0.18%		0.08%		2.23%
12/31/11[i]	11.85	0.01	(0.02)	(0.01)	(0.18)	-	(0.18)	11.66	0.00%	[b,e]	57,185	0.17%	[a]	0.06%	[a]	1.80%	[a]
Class I
06/30/13[r]	$13.23	$0.14	$1.68	$1.82	$-	$-	$-	$15.05	13.76%	[b]	$947,581	0.25%	[a]	0.20%	[a]	1.94%	[a]
12/31/12	11.69	0.27	1.57	1.84	(0.30)	-	(0.30)	13.23	15.77%		833,287	0.26%		0.21%		2.07%
12/31/11[p]	11.70	0.22	(0.01)	0.21	(0.22)	-	(0.22)	11.69	1.84%		737,960	0.21%		0.21%	[k]	1.85%
12/31/10	10.36	0.20	1.33	1.53	(0.19)	-	(0.19)	11.70	14.93%		693,596	0.21%		N/A		1.84%
12/31/09	8.32	0.19	2.00	2.19	(0.15)	-	(0.15)	10.36	26.31%		528,989	0.22%		N/A		2.10%
12/31/08	13.69	0.24	(5.32)	(5.08)	(0.25)	(0.04)	(0.29)	8.32	(37.17%	)	404,065	0.21%		N/A		2.13%
Class S
06/30/13[r]	$13.25	$0.12	$1.68	$1.80	$-	$-	$-	$15.05	13.58%	[b]	$574,881	0.47%	[a]	0.42%	[a]	1.72%	[a]
12/31/12	11.71	0.24	1.58	1.82	(0.28)	-	(0.28)	13.25	15.51%		516,727	0.47%		0.42%		1.86%
12/31/11	11.71	0.19	(0.00)[d]	0.19	(0.19)	-	(0.19)	11.71	1.69%		437,378	0.42%		0.42%	[k]	1.62%
12/31/10	10.38	0.17	1.33	1.50	(0.17)	-	(0.17)	11.71	14.57%		470,762	0.43%		N/A		1.62%
12/31/09	8.33	0.17	2.01	2.18	(0.13)	-	(0.13)	10.38	26.16%		425,981	0.43%		N/A		1.88%
12/31/08	13.69	0.22	(5.32)	(5.10)	(0.22)	(0.04)	(0.26)	8.33	(37.31%	)	367,765	0.43%		N/A		1.88%
Class Y
06/30/13[r]	$13.11	$0.12	$1.66	$1.78	$-	$-	$-	$14.89	13.58%	[b]	$275,974	0.50%	[a]	0.45%	[a]	1.68%	[a]
12/31/12	11.58	0.23	1.57	1.80	(0.27)	-	(0.27)	13.11	15.56%		269,106	0.50%		0.45%		1.82%
12/31/11	11.59	0.19	(0.02)	0.17	(0.18)	-	(0.18)	11.58	1.55%		251,190	0.45%		0.45%	[k]	1.58%
12/31/10	10.27	0.17	1.31	1.48	(0.16)	-	(0.16)	11.59	14.56%		298,754	0.46%		N/A		1.58%
12/31/09	8.25	0.16	1.99	2.15	(0.13)	-	(0.13)	10.27	26.03%		307,391	0.46%		N/A		1.85%
12/31/08	13.56	0.21	(5.26)	(5.05)	(0.22)	(0.04)	(0.26)	8.25	(37.31%	)	251,184	0.46%		N/A		1.86%
Class L
06/30/13[r]	$13.09	$0.12	$1.66	$1.78	$-	$-	$-	$14.87	13.60%	[b]	$329,838	0.63%	[a]	0.41%	[a]	1.72%	[a]
12/31/12	11.57	0.24	1.56	1.80	(0.28)	-	(0.28)	13.09	15.57%		277,997	0.65%		0.40%		1.89%
12/31/11	11.58	0.19	(0.01)	0.18	(0.19)	-	(0.19)	11.57	1.66%		217,548	0.60%		0.40%		1.65%
12/31/10	10.26	0.17	1.33	1.50	(0.18)	-	(0.18)	11.58	14.69%		203,160	0.61%		0.41%		1.65%
12/31/09	8.23	0.17	1.98	2.15	(0.12)	-	(0.12)	10.26	26.09%		156,894	0.61%		0.41%		1.92%
12/31/08	13.54	0.22	(5.27)	(5.05)	(0.22)	(0.04)	(0.26)	8.23	(37.33%	)	200,048	0.61%		0.41%		1.91%
Class A
06/30/13[r]	$13.02	$0.10	$1.65	$1.75	$-	$-	$-	$14.77	13.44%	[b]	$467,058	0.88%	[a]	0.65%	[a]	1.49%	[a]
12/31/12	11.51	0.21	1.55	1.76	(0.25)	-	(0.25)	13.02	15.28%		388,374	0.90%		0.65%		1.63%
12/31/11	11.52	0.16	(0.00)[d]	0.16	(0.17)	-	(0.17)	11.51	1.42%		336,032	0.85%		0.65%		1.40%
12/31/10	10.22	0.15	1.30	1.45	(0.15)	-	(0.15)	11.52	14.29%		302,470	0.86%		0.66%		1.39%
12/31/09	8.21	0.14	1.98	2.12	(0.11)	-	(0.11)	10.22	25.83%		241,090	0.86%		0.66%		1.65%
12/31/08	13.49	0.19	(5.24)	(5.05)	(0.19)	(0.04)	(0.23)	8.21	(37.44%	)	183,342	0.86%		0.66%		1.66%
Class N
06/30/13[r]	$12.90	$0.08	$1.64	$1.72	$-	$-	$-	$14.62	13.33%	[b]	$4,633	1.18%	[a]	0.95%	[a]	1.19%	[a]
12/31/12	11.41	0.17	1.53	1.70	(0.21)	-	(0.21)	12.90	14.91%		3,869	1.20%		0.95%		1.33%
12/31/11	11.42	0.13	(0.01)	0.12	(0.13)	-	(0.13)	11.41	1.13%		3,385	1.15%		0.95%		1.10%
12/31/10	10.13	0.11	1.29	1.40	(0.11)	-	(0.11)	11.42	13.94%		2,982	1.16%		0.96%		1.09%
12/31/09	8.14	0.12	1.95	2.07	(0.08)	-	(0.08)	10.13	25.46%		3,172	1.16%		0.96%		1.35%
12/31/08	13.35	0.15	(5.17)	(5.02)	(0.15)	(0.04)	(0.19)	8.14	(37.64%	)	2,540	1.16%		0.96%		1.33%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	3%	3%	2%	5%	10%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Class Z shares were converted to Class I Shares on September 30, 2011.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$18.86	$0.07	$3.61	$3.68	$-	$-	$-	$-	$22.54	19.51%	[b]	$152,653	0.78%	[a]	0.68%	[a]	0.65%	[a]
12/31/12	16.98	0.20	3.38	3.58	(0.19)	(1.51)	-	(1.70)	18.86	21.28%		121,833	0.78%		0.68%		1.04%
12/31/11	17.64	0.17	(0.22)	(0.05)	(0.29)	(0.32)	-	(0.61)	16.98	(0.12%	)	86,517	0.79%		0.69%		1.01%
12/31/10[g]	16.92	0.02	0.70	0.72	-	-	-	-	17.64	4.26%	[b]	104	0.79%	[a]	0.69%	[a]	0.77%	[a]
Class S
06/30/13[r]	$18.89	$0.06	$3.61	$3.67	$-	$-	$-	$-	$22.56	19.43%	[b]	$300,132	0.89%	[a]	0.79%	[a]	0.54%	[a]
12/31/12	17.00	0.17	3.39	3.56	(0.16)	(1.51)	-	(1.67)	18.89	21.17%		266,390	0.90%		0.80%		0.88%
12/31/11	17.63	0.13	(0.20)	(0.07)	(0.24)	(0.32)	-	(0.56)	17.00	(0.23%	)	233,071	0.90%		0.80%		0.73%
12/31/10	14.59	0.10	3.05	3.15	(0.11)	-	-	(0.11)	17.63	21.81%		307,649	0.82%		0.80%		0.62%
12/31/09	8.94	0.10	5.55	5.65	-	-	-	-	14.59	63.20%		262,825	0.81%		N/A		0.89%
12/31/08	16.62	0.17	(7.11)	(6.94)	(0.19)	(0.55)	(0.00)[d]	(0.74)	8.94	(42.82%	)	142,372	0.81%		N/A		1.27%
Class Y
06/30/13[r]	$18.74	$0.05	$3.58	$3.63	$-	$-	$-	$-	$22.37	19.37%	[b]	$82,870	1.00%	[a]	0.90%	[a]	0.44%	[a]
12/31/12	16.88	0.14	3.38	3.52	(0.15)	(1.51)	-	(1.66)	18.74	21.03%		59,000	1.00%		0.90%		0.77%
12/31/11	17.49	0.11	(0.20)	(0.09)	(0.20)	(0.32)	-	(0.52)	16.88	(0.35%	)	60,921	1.00%		0.90%		0.63%
12/31/10	14.47	0.08	3.04	3.12	(0.10)	-	-	(0.10)	17.49	21.73%		70,955	0.92%		0.90%		0.52%
12/31/09	8.87	0.09	5.51	5.60	-	-	-	-	14.47	63.13%		64,121	0.91%		N/A		0.78%
12/31/08	16.49	0.16	(7.06)	(6.90)	(0.17)	(0.55)	(0.00)[d]	(0.72)	8.87	(42.89%	)	56,399	0.91%		N/A		1.17%
Class L
06/30/13[r]	$18.62	$0.03	$3.56	$3.59	$-	$-	$-	$-	$22.21	19.28%	[b]	$87,196	1.14%	[a]	1.04%	[a]	0.28%	[a]
12/31/12	16.79	0.12	3.34	3.46	(0.12)	(1.51)	-	(1.63)	18.62	20.82%		73,933	1.15%		1.05%		0.64%
12/31/11	17.32	0.08	(0.18)	(0.10)	(0.11)	(0.32)	-	(0.43)	16.79	(0.48%	)	60,937	1.15%		1.05%		0.46%
12/31/10	14.33	0.05	3.01	3.06	(0.07)	-	-	(0.07)	17.32	21.54%		91,044	1.07%		1.05%		0.36%
12/31/09	8.80	0.07	5.46	5.53	-	-	-	-	14.33	62.84%		98,934	1.06%		N/A		0.62%
12/31/08	16.36	0.14	(7.00)	(6.86)	(0.15)	(0.55)	(0.00)[d]	(0.70)	8.80	(42.98%	)	69,539	1.06%		N/A		1.05%
Class A
06/30/13[r]	$18.23	$0.00 [d]	$3.50	$3.50	$-	$-	$-	$-	$21.73	19.20%	[b]	$194,913	1.40%	[a]	1.30%	[a]	0.04%	[a]
12/31/12	16.46	0.07	3.28	3.35	(0.07)	(1.51)	-	(1.58)	18.23	20.55%		160,758	1.40%		1.30%		0.37%
12/31/11	16.99	0.04	(0.19)	(0.15)	(0.06)	(0.32)	-	(0.38)	16.46	(0.79%	)	142,551	1.40%		1.30%		0.23%
12/31/10	14.06	0.02	2.96	2.98	(0.05)	-	-	(0.05)	16.99	21.29%		170,895	1.32%		1.30%		0.12%
12/31/09	8.66	0.04	5.36	5.40	-	-	-	-	14.06	62.36%		161,884	1.31%		N/A		0.38%
12/31/08	16.09	0.10	(6.86)	(6.76)	(0.12)	(0.55)	(0.00)[d]	(0.67)	8.66	(43.10%	)	107,233	1.31%		N/A		0.80%
Class N
06/30/13[r]	$17.80	$(0.03)	$3.41	$3.38	$-	$-	$-	$-	$21.18	18.99%	[b]	$594	1.69%	[a]	1.59%	[a]	(0.26%	)[a]
12/31/12	16.10	(0.01)	3.22	3.21	-	(1.51)	-	(1.51)	17.80	20.13%		477	1.70%		1.60%		(0.06%	)
12/31/11	16.60	(0.02)	(0.16)	(0.18)	-	(0.32)	-	(0.32)	16.10	(1.02%	)	1,425	1.70%		1.60%		(0.09%	)
12/31/10	13.73	(0.03)	2.90	2.87	-	-	-	-	16.60	20.90%		1,882	1.62%		1.60%		(0.19%	)
12/31/09	8.48	0.01	5.24	5.25	-	-	-	-	13.73	61.91%		2,617	1.61%		N/A		0.07%
12/31/08	15.77	0.07	(6.72)	(6.65)	(0.09)	(0.55)	(0.00)[d]	(0.64)	8.48	(43.29%	)	1,522	1.60%		N/A		0.54%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	18%	30%	32%	32%	43%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$6.62	$0.03	$0.81	$0.84	$-	$-	$-	$7.46	12.69%	[b]	$82,184	0.90%	[a]	0.81%	[a]	0.82%	[a]
12/31/12	5.89	0.07	0.71	0.78	(0.05)	(0.00)[d]	(0.05)	6.62	13.26%		73,897	0.91%		0.83%		1.02%
12/31/11	5.72	0.02	0.16	0.18	(0.01)	-	(0.01)	5.89	3.13%		20,468	0.64%		N/A		0.31%
12/31/10	4.75	0.01	0.96	0.97	-	-	-	5.72	20.42%		21,169	0.65%		N/A		0.25%
12/31/09	3.09	0.00 [d]	1.66	1.66	-	-	-	4.75	53.72%		20,229	0.70%		N/A		0.06%
12/31/08	5.35	(0.00)[d]	(2.26)	(2.26)	-	-	-	3.09	(42.24%	)	10,781	0.67%		N/A		(0.08%	)
Class Y
06/30/13[r]	$6.54	$0.02	$0.81	$0.83	$-	$-	$-	$7.37	12.69%	[b]	$5,011	0.94%	[a]	0.91%	[a]	0.70%	[a]
12/31/12	5.82	0.05	0.71	0.76	(0.04)	(0.00)[d]	(0.04)	6.54	13.09%		3,948	0.97%		0.94%		0.73%
12/31/11	5.66	0.01	0.15	0.16	(0.00)[d]	-	(0.00)[d]	5.82	2.89%		1,859	0.74%		N/A		0.21%
12/31/10	4.70	0.01	0.95	0.96	-	-	-	5.66	20.43%		1,633	0.75%		N/A		0.13%
12/31/09	3.07	(0.00)[d]	1.63	1.63	-	-	-	4.70	53.09%		2,737	0.80%		N/A		(0.04%	)
12/31/08	5.30	(0.01)	(2.22)	(2.23)	-	-	-	3.07	(42.08%	)	1,922	0.77%		N/A		(0.17%	)
Class L
06/30/13[r]	$6.45	$0.02	$0.79	$0.81	$-	$-	$-	$7.26	12.56%	[b]	$8,685	1.09%	[a]	1.06%	[a]	0.59%	[a]
12/31/12	5.74	0.04	0.70	0.74	(0.03)	(0.00)[d]	(0.03)	6.45	12.97%		10,370	1.12%		1.09%		0.61%
12/31/11	5.58	0.00 [d]	0.16	0.16	-	-	-	5.74	2.87%		6,929	0.89%		N/A		0.06%
12/31/10	4.65	0.00 [d]	0.93	0.93	-	-	-	5.58	20.00%		6,658	0.90%		N/A		0.01%
12/31/09	3.03	(0.01)	1.63	1.62	-	-	-	4.65	53.47%		6,620	0.95%		N/A		(0.19%	)
12/31/08	5.25	(0.01)	(2.21)	(2.22)	-	-	-	3.03	(42.29%	)	4,363	0.92%		N/A		(0.32%	)
Class A
06/30/13[r]	$6.28	$0.01	$0.76	$0.77	$-	$-	$-	$7.05	12.26%	[b]	$20,370	1.34%	[a]	1.31%	[a]	0.31%	[a]
12/31/12	5.58	0.02	0.69	0.71	(0.01)	(0.00)[d]	(0.01)	6.28	12.79%		16,843	1.37%		1.35%		0.29%
12/31/11	5.44	(0.01)	0.15	0.14	-	-	-	5.58	2.57%		15,768	1.14%		N/A		(0.19%	)
12/31/10	4.54	(0.01)	0.91	0.90	-	-	-	5.44	19.82%		19,690	1.15%		N/A		(0.24%	)
12/31/09	2.97	(0.02)	1.59	1.57	-	-	-	4.54	52.86%		18,508	1.20%		N/A		(0.45%	)
12/31/08	5.16	(0.02)	(2.17)	(2.19)	-	-	-	2.97	(42.44%	)	12,506	1.17%		N/A		(0.57%	)
Class N
06/30/13[r]	$6.07	$0.00 [d]	$0.74	$0.74	$-	$-	$-	$6.81	12.19%	[b]	$317	1.64%	[a]	1.61%	[a]	0.01%	[a]
12/31/12	5.41	(0.00)[d]	0.66	0.66	-	(0.00)[d]	(0.00)[d]	6.07	12.27%		248	1.68%		1.66%		(0.02%	)
12/31/11	5.28	(0.03)	0.16	0.13	-	-	-	5.41	2.46%		337	1.44%		N/A		(0.50%	)
12/31/10	4.43	(0.03)	0.88	0.85	-	-	-	5.28	19.19%		336	1.45%		N/A		(0.55%	)
12/31/09	2.91	(0.03)	1.55	1.52	-	-	-	4.43	52.23%		317	1.50%		N/A		(0.74%	)
12/31/08	5.07	(0.04)	(2.12)	(2.16)	-	-	-	2.91	(42.60%	)	120	1.47%		N/A		(0.85%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	30%	109%	49%	8%	22%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$12.77	$0.00 [d]	$1.54	$1.54	$-	$-	$14.31	12.06%	[b]	$429,097	0.81%	[a]	0.76%	[a]	0.06%	[a]
12/31/12	10.81	0.04	1.95	1.99	(0.03)	(0.03)	12.77	18.43%		406,245	0.82%		0.76%		0.34%
12/31/11	10.65	0.02	0.14	0.16	(0.00)[d]	(0.00)[d]	10.81	1.50%		270,651	0.84%		0.76%		0.17%
12/31/10	9.14	0.01	1.51	1.52	(0.01)	(0.01)	10.65	16.64%		163,662	0.84%		0.76%		0.08%
12/31/09	6.39	0.01	2.74	2.75	(0.00)[d]	(0.00)[d]	9.14	43.06%		172,449	0.85%		0.76%		0.20%
12/31/08	11.13	0.02	(4.74)	(4.72)	(0.02)	(0.02)	6.39	(42.45%	)	138,538	0.84%		0.76%		0.26%
Class Y
06/30/13[r]	$12.71	$(0.00)[d]	$1.54	$1.54	$-	$-	$14.25	12.12%	[b]	$143,067	0.93%	[a]	0.82%	[a]	(0.00%	)[a,e]
12/31/12	10.77	0.03	1.93	1.96	(0.02)	(0.02)	12.71	18.23%		128,562	0.95%		0.82%		0.26%
12/31/11	10.61	0.01	0.15	0.16	-	-	10.77	1.51%		87,359	0.97%		0.82%		0.13%
12/31/10	9.12	0.00 [d]	1.50	1.50	(0.01)	(0.01)	10.61	16.45%		42,443	0.97%		0.82%		0.01%
12/31/09	6.37	0.01	2.74	2.75	(0.00)[d]	(0.00)[d]	9.12	43.20%		39,094	0.98%		0.82%		0.12%
12/31/08	11.10	0.02	(4.74)	(4.72)	(0.01)	(0.01)	6.37	(42.53%	)	25,876	0.97%		0.82%		0.19%
Class L
06/30/13[r]	$12.64	$(0.01)	$1.52	$1.51	$-	$-	$14.15	11.95%	[b]	$341,950	1.05%	[a]	0.98%	[a]	(0.16%	)[a]
12/31/12	10.71	0.01	1.93	1.94	(0.01)	(0.01)	12.64	18.07%		319,306	1.07%		0.98%		0.10%
12/31/11	10.57	(0.01)	0.15	0.14	-	-	10.71	1.42%		243,741	1.09%		0.98%		(0.09%	)
12/31/10	9.08	(0.01)	1.50	1.49	-	-	10.57	16.30%		257,545	1.09%		0.98%		(0.15%	)
12/31/09	6.36	(0.00)[d]	2.72	2.72	(0.00)[d]	(0.00)[d]	9.08	42.79%		281,168	1.10%		0.98%		(0.03%	)
12/31/08	11.08	0.00 [d]	(4.72)	(4.72)	(0.00)[d]	(0.00)[d]	6.36	(42.59%	)	222,053	1.09%		0.98%		0.03%
Class A
06/30/13[r]	$12.35	$(0.02)	$1.49	$1.47	$-	$-	$13.82	11.82%	[b]	$152,428	1.30%	[a]	1.19%	[a]	(0.37%	)[a]
12/31/12	10.48	(0.01)	1.88	1.87	-	-	12.35	17.84%		140,294	1.32%		1.19%		(0.08%	)
12/31/11	10.36	(0.03)	0.15	0.12	-	-	10.48	1.16%		75,919	1.34%		1.19%		(0.29%	)
12/31/10	8.93	(0.03)	1.46	1.43	-	-	10.36	16.01%		66,401	1.34%		1.19%		(0.36%	)
12/31/09	6.26	(0.02)	2.69	2.67	(0.00)[d]	(0.00)[d]	8.93	42.68%		69,307	1.35%		1.19%		(0.24%	)
12/31/08	10.94	(0.02)	(4.66)	(4.68)	(0.00)[d]	(0.00)[d]	6.26	(42.77%	)	49,345	1.34%		1.19%		(0.18%	)
Class N
06/30/13[r]	$11.97	$(0.04)	$1.44	$1.40	$-	$-	$13.37	11.61%	[b]	$756	1.60%	[a]	1.51%	[a]	(0.70%	)[a]
12/31/12	10.18	(0.04)	1.83	1.79	-	-	11.97	17.58%		727	1.62%		1.51%		(0.35%	)
12/31/11	10.11	(0.08)	0.15	0.07	-	-	10.18	0.69%		78	1.64%		1.51%		(0.72%	)
12/31/10	8.74	(0.06)	1.43	1.37	-	-	10.11	15.68%		344	1.64%		1.51%		(0.69%	)
12/31/09	6.15	(0.04)	2.63	2.59	(0.00)[d]	(0.00)[d]	8.74	42.14%		803	1.65%		1.51%		(0.55%	)
12/31/08	10.77	(0.05)	(4.57)	(4.62)	(0.00)[d]	(0.00)[d]	6.15	(42.89%	)	597	1.64%		1.51%		(0.51%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	19%	20%	38%	53%	62%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$8.89	$0.01	$0.84	$0.85	$-	$-	$9.74	9.56%	[b]	$88,863	0.84%	[a]	0.69%	[a]	0.11%	[a]
12/31/12	7.40	0.07	1.42	1.49	-	-	8.89	20.14%		76,857	0.85%		0.70%		0.86%
12/31/11[i]	7.45	(0.00)[d]	(0.05)	(0.05)	-	-	7.40	(0.67%	)[b]	99	0.79%	[a]	0.64%	[a]	(0.33%	)[a]
Class S
06/30/13[r]	$8.87	$(0.00)[d]	$0.84	$0.84	$-	$-	$9.71	9.47%	[b]	$286,043	0.99%	[a]	0.84%	[a]	(0.04%	)[a]
12/31/12	7.40	0.01	1.46	1.47	-	-	8.87	19.86%		268,035	1.00%		0.85%		0.06%
12/31/11	7.06	(0.01)	0.35	0.34	-	-	7.40	4.82%		233,080	0.87%		0.86%		(0.18%	)
12/31/10	5.87	(0.00)[d]	1.19	1.19	-	-	7.06	20.27%		210,972	0.87%		N/A		(0.06%	)
12/31/09	3.74	(0.01)	2.14	2.13	(0.00)[d]	(0.00)[d]	5.87	56.97%		164,994	0.87%		N/A		(0.15%	)
12/31/08	7.40	(0.02)	(3.44)	(3.46)	(0.20)	(0.20)	3.74	(46.53%	)	112,415	0.86%		N/A		(0.36%	)
Class Y
06/30/13[r]	$8.76	$(0.01)	$0.83	$0.82	$-	$-	$9.58	9.36%	[b]	$63,343	1.09%	[a]	0.94%	[a]	(0.13%	)[a]
12/31/12	7.31	0.00 [d]	1.45	1.45	-	-	8.76	19.84%		45,380	1.10%		0.95%		0.03%
12/31/11	6.98	(0.02)	0.35	0.33	-	-	7.31	4.73%		29,740	0.97%		0.96%		(0.29%	)
12/31/10	5.81	(0.01)	1.18	1.17	-	-	6.98	20.14%		22,037	0.97%		N/A		(0.19%	)
12/31/09	3.71	(0.01)	2.11	2.10	(0.00)[d]	(0.00)[d]	5.81	56.63%		21,830	0.97%		N/A		(0.27%	)
12/31/08	7.34	(0.03)	(3.40)	(3.43)	(0.20)	(0.20)	3.71	(46.49%	)	16,755	0.96%		N/A		(0.46%	)
Class L
06/30/13[r]	$8.60	$(0.01)	$0.81	$0.80	$-	$-	$9.40	9.30%	[b]	$90,929	1.24%	[a]	1.09%	[a]	(0.30%	)[a]
12/31/12	7.19	(0.01)	1.42	1.41	-	-	8.60	19.61%		85,363	1.25%		1.10%		(0.10%	)
12/31/11	6.87	(0.03)	0.35	0.32	-	-	7.19	4.66%		27,467	1.11%		1.11%	[k]	(0.36%	)
12/31/10	5.73	(0.02)	1.16	1.14	-	-	6.87	19.90%		54,658	1.12%		N/A		(0.35%	)
12/31/09	3.66	(0.02)	2.09	2.07	(0.00)[d]	(0.00)[d]	5.73	56.58%		61,774	1.12%		N/A		(0.41%	)
12/31/08	7.26	(0.03)	(3.37)	(3.40)	(0.20)	(0.20)	3.66	(46.60%	)	61,240	1.11%		N/A		(0.60%	)
Class A
06/30/13[r]	$8.32	$(0.02)	$0.78	$0.76	$-	$-	$9.08	9.13%	[b]	$127,405	1.49%	[a]	1.34%	[a]	(0.54%	)[a]
12/31/12	6.97	(0.03)	1.38	1.35	-	-	8.32	19.37%		102,385	1.50%		1.35%		(0.35%	)
12/31/11	6.68	(0.05)	0.34	0.29	-	-	6.97	4.34%		51,191	1.37%		1.36%		(0.68%	)
12/31/10	5.58	(0.03)	1.13	1.10	-	-	6.68	19.50%		53,610	1.37%		N/A		(0.60%	)
12/31/09	3.58	(0.03)	2.03	2.00	(0.00)[d]	(0.00)[d]	5.58	56.17%		60,935	1.37%		N/A		(0.65%	)
12/31/08	7.12	(0.05)	(3.29)	(3.34)	(0.20)	(0.20)	3.58	(46.67%	)	45,137	1.36%		N/A		(0.86%	)
Class N
06/30/13[r]	$8.00	$(0.04)	$0.76	$0.72	$-	$-	$8.72	9.00%	[b]	$27	1.79%	[a]	1.64%	[a]	(0.84%	)[a]
12/31/12	6.73	(0.05)	1.32	1.27	-	-	8.00	18.87%		24	1.80%		1.65%		(0.69%	)
12/31/11	6.47	(0.07)	0.33	0.26	-	-	6.73	4.02%		21	1.67%		1.66%		(0.99%	)
12/31/10	5.43	(0.05)	1.09	1.04	-	-	6.47	19.37%		28	1.67%		N/A		(0.95%	)
12/31/09	3.49	(0.04)	1.98	1.94	(0.00)[d]	(0.00)[d]	5.43	55.32%		93	1.67%		N/A		(0.96%	)
12/31/08	6.98	(0.07)	(3.22)	(3.29)	(0.20)	(0.20)	3.49	(46.88%	)	84	1.66%		N/A		(1.22%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	18%	19%	21%	40%	33%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) [c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$11.09	$0.11	$1.44	$1.55	$-	$-	$-	$-	$12.64	13.98%	[b]	$66,556	0.83%	[a]	0.73%	[a]	1.77%	[a]
12/31/12	9.68	0.24	1.36	1.60	(0.19)	-	-	(0.19)	11.09	16.54%		75,912	0.83%		0.73%		2.18%
12/31/11[i]	9.88	0.02	(0.11)	(0.09)	(0.11)	-	-	(0.11)	9.68	(0.84%	)[b]	129	0.77%	[a]	0.67%	[a]	3.28%	[a]
Class S
06/30/13[r]	$11.12	$0.11	$1.43	$1.54	$-	$-	$-	$-	$12.66	13.85%	[b]	$69,998	0.90%	[a]	0.81%	[a]	1.75%	[a]
12/31/12	9.69	0.14	1.44	1.58	(0.15)	-	-	(0.15)	11.12	16.35%		56,001	0.90%		0.80%		1.32%
12/31/11	10.09	0.12	(0.41)	(0.29)	(0.11)	-	-	(0.11)	9.69	(2.84%	)	130,318	0.80%		0.80%	[k]	1.22%
12/31/10	8.28	0.12	1.82	1.94	(0.13)	-	-	(0.13)	10.09	23.43%		91,957	0.82%		N/A		1.36%
12/31/09	6.43	0.08	1.85	1.93	(0.08)	-	-	(0.08)	8.28	30.02%		71,351	0.83%		N/A		1.22%
12/31/08	9.75	0.09	(3.27)	(3.18)	(0.12)	(0.00)[d]	(0.02)	(0.14)	6.43	(32.61%	)	60,858	0.80%		N/A		1.07%
Class Y
06/30/13[r]	$11.12	$0.10	$1.44	$1.54	$-	$-	$-	$-	$12.66	13.85%	[b]	$2,053	1.00%	[a]	0.91%	[a]	1.65%	[a]
12/31/12	9.71	0.14	1.43	1.57	(0.16)	-	-	(0.16)	11.12	16.21%		1,688	1.00%		0.90%		1.30%
12/31/11	10.12	0.12	(0.43)	(0.31)	(0.10)	-	-	(0.10)	9.71	(3.02%	)	1,545	0.90%		0.90%	[k]	1.14%
12/31/10	8.30	0.12	1.82	1.94	(0.12)	-	-	(0.12)	10.12	23.42%		1,061	0.92%		N/A		1.31%
12/31/09	6.43	0.07	1.85	1.92	(0.05)	-	-	(0.05)	8.30	29.94%		470	0.93%		N/A		1.12%
12/31/08	9.75	0.09	(3.28)	(3.19)	(0.11)	(0.00)[d]	(0.02)	(0.13)	6.43	(32.67%	)	2,174	0.90%		N/A		1.14%
Class L
06/30/13[r]	$11.19	$0.09	$1.45	$1.54	$-	$-	$-	$-	$12.73	13.76%	[b]	$3,755	1.15%	[a]	1.06%	[a]	1.47%	[a]
12/31/12	9.76	0.12	1.45	1.57	(0.14)	-	-	(0.14)	11.19	16.12%		3,552	1.15%		1.05%		1.12%
12/31/11	10.10	0.07	(0.41)	(0.34)	-	-	-	-	9.76	(3.37%	)	4,305	1.05%		1.05%	[k]	0.71%
12/31/10	8.29	0.10	1.81	1.91	(0.10)	-	-	(0.10)	10.10	23.10%		42,178	1.07%		N/A		1.09%
12/31/09	6.44	0.07	1.84	1.91	(0.06)	-	-	(0.06)	8.29	29.70%		37,197	1.08%		N/A		0.96%
12/31/08	9.75	0.07	(3.27)	(3.20)	(0.09)	(0.00)[d]	(0.02)	(0.11)	6.44	(32.77%	)	32,488	1.05%		N/A		0.81%
Class A
06/30/13[r]	$11.11	$0.08	$1.43	$1.51	$-	$-	$-	$-	$12.62	13.59%	[b]	$5,368	1.40%	[a]	1.31%	[a]	1.24%	[a]
12/31/12	9.69	0.10	1.43	1.53	(0.11)	-	-	(0.11)	11.11	15.84%		4,385	1.40%		1.30%		0.89%
12/31/11	10.08	0.06	(0.40)	(0.34)	(0.05)	-	-	(0.05)	9.69	(3.39%	)	4,423	1.30%		1.30%	[k]	0.64%
12/31/10	8.27	0.07	1.81	1.88	(0.07)	-	-	(0.07)	10.08	22.77%		5,748	1.32%		N/A		0.82%
12/31/09	6.43	0.05	1.84	1.89	(0.05)	-	-	(0.05)	8.27	29.40%		6,145	1.33%		N/A		0.74%
12/31/08	9.72	0.05	(3.25)	(3.20)	(0.08)	(0.00)[d]	(0.01)	(0.09)	6.43	(32.94%	)	4,444	1.30%		N/A		0.56%
Class N
06/30/13[r]	$11.07	$0.06	$1.43	$1.49	$-	$-	$-	$-	$12.56	13.46%	[b]	$90	1.70%	[a]	1.61%	[a]	0.94%	[a]
12/31/12	9.67	0.06	1.43	1.49	(0.09)	-	-	(0.09)	11.07	15.46%		76	1.70%		1.60%		0.60%
12/31/11	10.07	0.04	(0.41)	(0.37)	(0.03)	-	-	(0.03)	9.67	(3.67%	)	64	1.60%		1.60%	[k]	0.37%
12/31/10	8.27	0.05	1.81	1.86	(0.06)	-	-	(0.06)	10.07	22.49%		64	1.62%		N/A		0.58%
12/31/09	6.44	0.03	1.83	1.86	(0.03)	-	-	(0.03)	8.27	29.06%		46	1.63%		N/A		0.43%
12/31/08	9.75	0.03	(3.26)	(3.23)	(0.07)	(0.00)[d]	(0.01)	(0.08)	6.44	(33.23%	)	31	1.60%		N/A		0.32%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	53%	85%	82%	143%	66%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.71	$0.04		$1.74	$1.78	$-	$-	$-	$-	$12.49	16.62%	[b]	$126,248	0.85%	[a]	0.72%	[a]
12/31/12	9.05	0.09		1.66	1.75	(0.09)	-	-	(0.09)	10.71	19.40%		115,775	0.85%		0.95%
12/31/11	9.45	0.03		(0.40)	(0.37)	(0.03)	-	-	(0.03)	9.05	(3.91%	)	92,162	0.86%		0.36%
12/31/10	7.41	0.06		2.04	2.10	(0.06)	-	-	(0.06)	9.45	28.36%		67,913	0.87%		0.73%
12/31/09	6.14	0.06		1.28	1.34	(0.07)	-	-	(0.07)	7.41	21.83%		62,397	0.89%		1.06%
12/31/08	9.37	0.13		(3.23)	(3.10)	(0.13)	(0.00)[d]	(0.00)[d]	(0.13)	6.14	(32.97%	)	55,899	0.87%		1.58%
Class Y
06/30/13[r]	$10.71	$0.04		$1.74	$1.78	$-	$-	$-	$-	$12.49	16.62%	[b]	$4,862	0.95%	[a]	0.66%	[a]
12/31/12	9.06	0.08		1.65	1.73	(0.08)	-	-	(0.08)	10.71	19.15%		3,186	0.95%		0.83%
12/31/11	9.45	0.02		(0.39)	(0.37)	(0.02)	-	-	(0.02)	9.06	(3.93%	)	3,055	0.96%		0.22%
12/31/10	7.40	0.04		2.06	2.10	(0.05)	-	-	(0.05)	9.45	28.35%		4,734	0.97%		0.49%
12/31/09	6.14	0.06		1.26	1.32	(0.06)	-	-	(0.06)	7.40	21.54%		4,496	0.99%		0.96%
12/31/08	9.36	0.12		(3.22)	(3.10)	(0.12)	(0.00)[d]	(0.00)[d]	(0.12)	6.14	(33.01%	)	4,679	0.97%		1.47%
Class L
06/30/13[r]	$10.69	$0.03		$1.73	$1.76	$-	$-	$-	$-	$12.45	16.46%	[b]	$2,773	1.10%	[a]	0.49%	[a]
12/31/12	9.04	0.07		1.65	1.72	(0.07)	-	-	(0.07)	10.69	19.03%		2,551	1.10%		0.69%
12/31/11	9.45	0.00	[d]	(0.41)	(0.41)	-	-	-	-	9.04	(4.34%	)	2,152	1.11%		0.04%
12/31/10	7.40	0.03		2.06	2.09	(0.04)	-	-	(0.04)	9.45	28.19%		21,552	1.12%		0.36%
12/31/09	6.14	0.05		1.26	1.31	(0.05)	-	-	(0.05)	7.40	21.39%		24,629	1.14%		0.81%
12/31/08	9.36	0.11		(3.22)	(3.11)	(0.11)	(0.00)[d]	(0.00)[d]	(0.11)	6.14	(33.12%	)	24,811	1.12%		1.36%
Class A
06/30/13[r]	$10.68	$0.01		$1.73	$1.74	$-	$-	$-	$-	$12.42	16.29%	[b]	$5,997	1.35%	[a]	0.22%	[a]
12/31/12	9.03	0.04		1.65	1.69	(0.04)	-	-	(0.04)	10.68	18.75%		5,179	1.35%		0.43%
12/31/11	9.44	(0.02)		(0.39)	(0.41)	-	-	-	-	9.03	(4.34%	)	4,694	1.36%		(0.18%	)
12/31/10	7.40	0.01		2.04	2.05	(0.01)	-	-	(0.01)	9.44	27.77%		7,837	1.37%		0.14%
12/31/09	6.14	0.03		1.27	1.30	(0.04)	-	-	(0.04)	7.40	21.11%		7,833	1.39%		0.56%
12/31/08	9.34	0.09		(3.21)	(3.12)	(0.08)	(0.00)[d]	(0.00)[d]	(0.08)	6.14	(33.30%	)	7,950	1.37%		1.07%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	15%	32%	25%	39%	175%	110%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$14.03	$0.10	$1.81	$1.91	$-	$-	$-	$15.94	13.61%	[b]	$95,891	0.94%	[a]	0.86%	[a]	1.34%	[a]
12/31/12	12.78	0.16	1.75	1.91	(0.20)	(0.46)	(0.66)	14.03	15.04%		74,820	0.94%		0.86%		1.17%
12/31/11	13.72	0.09	(0.43)	(0.34)	(0.07)	(0.53)	(0.60)	12.78	(2.34%	)	45,116	0.94%		0.86%		0.68%
12/31/10[g]	12.74	0.02	1.07	1.09	(0.11)	-	(0.11)	13.72	8.59%	[b]	108	0.95%	[a]	0.87%	[a]	1.03%	[a]
Class S
06/30/13[r]	$14.06	$0.09	$1.81	$1.90	$-	$-	$-	$15.96	13.51%	[b]	$240,830	1.13%	[a]	1.05%	[a]	1.14%	[a]
12/31/12	12.81	0.13	1.75	1.88	(0.17)	(0.46)	(0.63)	14.06	14.77%		231,211	1.13%		1.05%		0.96%
12/31/11	13.74	0.03	(0.40)	(0.37)	(0.03)	(0.53)	(0.56)	12.81	(2.51%	)	229,298	1.13%		1.05%		0.22%
12/31/10	11.23	0.06	2.55	2.61	(0.10)	-	(0.10)	13.74	23.25%		307,184	1.06%		1.05%		0.48%
12/31/09	8.87	0.06	2.37	2.43	(0.07)	-	(0.07)	11.23	27.45%		232,379	1.06%		N/A		0.63%
12/31/08	12.84	0.07	(3.61)	(3.54)	(0.02)	(0.41)	(0.43)	8.87	(27.65%	)	186,899	1.05%		N/A		0.59%
Class Y
06/30/13[r]	$14.02	$0.08	$1.81	$1.89	$-	$-	$-	$15.91	13.48%	[b]	$39,961	1.17%	[a]	1.09%	[a]	1.10%	[a]
12/31/12	12.76	0.12	1.75	1.87	(0.15)	(0.46)	(0.61)	14.02	14.76%		33,617	1.17%		1.09%		0.85%
12/31/11	13.70	0.02	(0.40)	(0.38)	(0.03)	(0.53)	(0.56)	12.76	(2.65%	)	52,720	1.17%		1.09%		0.18%
12/31/10	11.19	0.05	2.55	2.60	(0.09)	-	(0.09)	13.70	23.23%		67,430	1.10%		1.09%		0.42%
12/31/09	8.83	0.06	2.37	2.43	(0.07)	-	(0.07)	11.19	27.52%		77,398	1.10%		N/A		0.60%
12/31/08	12.80	0.06	(3.60)	(3.54)	(0.02)	(0.41)	(0.43)	8.83	(27.72%	)	73,216	1.09%		N/A		0.55%
Class L
06/30/13[r]	$13.90	$0.07	$1.80	$1.87	$-	$-	$-	$15.77	13.45%	[b]	$32,746	1.31%	[a]	1.23%	[a]	0.94%	[a]
12/31/12	12.67	0.10	1.74	1.84	(0.15)	(0.46)	(0.61)	13.90	14.57%		36,619	1.32%		1.24%		0.77%
12/31/11	13.60	0.00 [d]	(0.40)	(0.40)	(0.00)[d]	(0.53)	(0.53)	12.67	(2.79%	)	35,901	1.32%		1.24%		0.02%
12/31/10	11.11	0.03	2.53	2.56	(0.07)	-	(0.07)	13.60	23.08%		52,437	1.25%		1.24%		0.27%
12/31/09	8.78	0.04	2.34	2.38	(0.05)	-	(0.05)	11.11	27.17%		52,856	1.25%		N/A		0.45%
12/31/08	12.70	0.04	(3.55)	(3.51)	-	(0.41)	(0.41)	8.78	(27.70%	)	46,039	1.24%		N/A		0.36%
Class A
06/30/13[r]	$13.66	$0.05	$1.77	$1.82	$-	$-	$-	$15.48	13.32%	[b]	$110,291	1.57%	[a]	1.49%	[a]	0.70%	[a]
12/31/12	12.46	0.07	1.70	1.77	(0.11)	(0.46)	(0.57)	13.66	14.28%		100,321	1.57%		1.49%		0.51%
12/31/11	13.41	(0.03)	(0.39)	(0.42)	-	(0.53)	(0.53)	12.46	(2.99%	)	100,184	1.57%		1.49%		(0.21%	)
12/31/10	10.97	0.00 [d]	2.49	2.49	(0.05)	-	(0.05)	13.41	22.68%		119,084	1.50%		1.49%		0.04%
12/31/09	8.67	0.02	2.31	2.33	(0.03)	-	(0.03)	10.97	26.90%		92,728	1.50%		N/A		0.19%
12/31/08	12.59	0.02	(3.53)	(3.51)	-	(0.41)	(0.41)	8.67	(27.94%	)	84,721	1.49%		N/A		0.14%
Class N
06/30/13[r]	$13.28	$0.03	$1.72	$1.75	$-	$-	$-	$15.03	13.18%	[b]	$170	1.87%	[a]	1.79%	[a]	0.42%	[a]
12/31/12	12.07	0.00 [d]	1.67	1.67	-	(0.46)	(0.46)	13.28	13.90%		145	1.87%		1.79%		0.03%
12/31/11	13.05	(0.07)	(0.38)	(0.45)	-	(0.53)	(0.53)	12.07	(3.30%	)	675	1.87%		1.79%		(0.51%	)
12/31/10	10.67	(0.04)	2.43	2.39	(0.01)	-	(0.01)	13.05	22.38%		817	1.80%		1.79%		(0.34%	)
12/31/09	8.44	(0.01)	2.25	2.24	(0.01)	-	(0.01)	10.67	26.49%		1,590	1.80%		N/A		(0.10%	)
12/31/08	12.31	(0.02)	(3.44)	(3.46)	-	(0.41)	(0.41)	8.44	(28.18%	)	1,101	1.79%		N/A		(0.16%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	24%	34%	32%	43%	30%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$11.04	$0.09	$1.51	$1.60	$-	$-	$-	$12.64	14.49%	[b]	$116,960	0.23%	[a]	0.19%	[a]	1.41%	[a]
12/31/12[g]	10.00	0.09	1.11	1.20	(0.08)	(0.08)	(0.16)	11.04	12.06%	[b]	87,245	0.29%	[a]	0.19%	[a]	1.85%	[a]
Class I
06/30/13[r]	$11.04	$0.09	$1.50	$1.59	$-	$-	$-	$12.63	14.40%	[b]	$3,298	0.33%	[a]	0.29%	[a]	1.46%	[a]
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.02%	[b]	112	0.39%	[a]	0.29%	[a]	1.74%	[a]
Class S
06/30/13[r]	$11.04	$0.07	$1.51	$1.58	$-	$-	$-	$12.62	14.31%	[b]	$366	0.48%	[a]	0.44%	[a]	1.17%	[a]
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.01%	[b]	225	0.54%	[a]	0.44%	[a]	1.79%	[a]
Class Y
06/30/13[r]	$11.03	$0.07	$1.50	$1.57	$-	$-	$-	$12.60	14.23%	[b]	$7,497	0.58%	[a]	0.54%	[a]	1.21%	[a]
12/31/12[g]	10.00	0.09	1.10	1.19	(0.08)	(0.08)	(0.16)	11.03	11.92%	[b]	836	0.64%	[a]	0.54%	[a]	2.01%	[a]
Class L
06/30/13[r]	$11.04	$0.07	$1.50	$1.57	$-	$-	$-	$12.61	14.22%	[b]	$1,307	0.73%	[a]	0.69%	[a]	1.09%	[a]
12/31/12[g]	10.00	0.07	1.12	1.19	(0.07)	(0.08)	(0.15)	11.04	11.89%	[b]	166	0.79%	[a]	0.69%	[a]	1.45%	[a]
Class A
06/30/13[r]	$11.04	$0.06	$1.50	$1.56	$-	$-	$-	$12.60	14.13%	[b]	$4,971	0.88%	[a]	0.84%	[a]	0.96%	[a]
12/31/12[g]	10.00	0.06	1.11	1.17	(0.05)	(0.08)	(0.13)	11.04	11.76%	[b]	112	0.94%	[a]	0.84%	[a]	1.19%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31, 2012[b]
Portfolio turnover rate for all share classes	6%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$10.95	$0.10	$1.63	$1.73	$-	$-	$-	$12.68	15.80%	[b]	$99,146	0.24%	[a]	0.19%	[a]	1.61%	[a]
12/31/12[g]	10.00	0.13	0.99	1.12	(0.12)	(0.05)	(0.17)	10.95	11.24%	[b]	86,679	0.30%	[a]	0.19%	[a]	2.88%	[a]
Class I
06/30/13[r]	$10.95	$0.11	$1.61	$1.72	$-	$-	$-	$12.67	15.71%	[b]	$5,503	0.34%	[a]	0.29%	[a]	1.79%	[a]
12/31/12[g]	10.00	0.13	0.98	1.11	(0.11)	(0.05)	(0.16)	10.95	11.19%	[b]	111	0.40%	[a]	0.29%	[a]	2.76%	[a]
Class S
06/30/13[r]	$10.94	$0.09	$1.64	$1.73	$-	$-	$-	$12.67	15.72%	[b]	$466	0.49%	[a]	0.44%	[a]	1.47%	[a]
12/31/12[g]	10.00	0.13	0.97	1.10	(0.11)	(0.05)	(0.16)	10.94	11.03%	[b]	129	0.55%	[a]	0.44%	[a]	2.73%	[a]
Class Y
06/30/13[r]	$10.94	$0.10	$1.62	$1.72	$-	$-	$-	$12.66	15.72%	[b]	$5,943	0.59%	[a]	0.54%	[a]	1.71%	[a]
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.99%	[b]	127	0.65%	[a]	0.54%	[a]	2.60%	[a]
Class L
06/30/13[r]	$10.94	$0.08	$1.62	$1.70	$-	$-	$-	$12.64	15.54%	[b]	$1,306	0.74%	[a]	0.69%	[a]	1.36%	[a]
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.96%	[b]	175	0.80%	[a]	0.69%	[a]	2.70%	[a]
Class A
06/30/13[r]	$10.95	$0.07	$1.61	$1.68	$-	$-	$-	$12.63	15.45%	[b]	$3,096	0.89%	[a]	0.84%	[a]	1.18%	[a]
12/31/12[g]	10.00	0.10	0.99	1.09	(0.09)	(0.05)	(0.14)	10.95	10.83%	[b]	111	0.95%	[a]	0.84%	[a]	2.21%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31, 2012[b]
Portfolio turnover rate for all share classes	20%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$15.03	$(0.01)	$2.23	$2.22	$-	$-	$-	$17.25	14.50%	[b]	$234,253	0.83%	[a]	0.73%	[a]	(0.09%	)[a]
12/31/12	14.27	0.02	2.07	2.09	(0.03)	(1.30)	(1.33)	15.03	14.71%		185,584	0.83%		0.73%		0.12%
12/31/11	15.76	(0.03)	(0.29)	(0.32)	-	(1.17)	(1.17)	14.27	(1.74%	)	150,571	0.84%		0.74%		(0.20%	)
12/31/10[g]	14.67	(0.00)[d]	1.09	1.09	-	-	-	15.76	7.43%	[b]	108	0.85%	[a]	0.75%	[a]	(0.02%	)[a]
Class S
06/30/13[r]	$15.00	$(0.02)	$2.22	$2.20	$-	$-	$-	$17.20	14.47%	[b]	$492,904	0.95%	[a]	0.85%	[a]	(0.22%	)[a]
12/31/12	14.25	(0.01)	2.07	2.06	(0.01)	(1.30)	(1.31)	15.00	14.51%		456,600	0.96%		0.86%		(0.04%	)
12/31/11	15.76	(0.06)	(0.28)	(0.34)	-	(1.17)	(1.17)	14.25	(1.86%	)	442,760	0.96%		0.86%		(0.38%	)
12/31/10	12.31	(0.04)	3.49	3.45	-	-	-	15.76	28.03%		536,407	0.88%		0.86%		(0.26%	)
12/31/09	8.49	(0.03)	3.85	3.82	(0.00)[d]	-	(0.00)[d]	12.31	45.00%		364,961	0.87%		N/A		(0.26%	)
12/31/08	15.28	(0.02)	(6.16)	(6.18)	-	(0.61)	(0.61)	8.49	(41.00%	)	221,677	0.86%		N/A		(0.18%	)
Class Y
06/30/13[r]	$14.83	$(0.02)	$2.19	$2.17	$-	$-	$-	$17.00	14.36%	[b]	$243,252	1.05%	[a]	0.95%	[a]	(0.31%	)[a]
12/31/12	14.10	(0.02)	2.05	2.03	-	(1.30)	(1.30)	14.83	14.47%		207,290	1.05%		0.95%		(0.11%	)
12/31/11	15.63	(0.07)	(0.29)	(0.36)	-	(1.17)	(1.17)	14.10	(2.01%	)	182,810	1.05%		0.95%		(0.47%	)
12/31/10	12.22	(0.05)	3.46	3.41	-	-	-	15.63	27.91%		207,536	0.97%		0.95%		(0.36%	)
12/31/09	8.43	(0.03)	3.82	3.79	-	-	-	12.22	44.96%		161,421	0.96%		N/A		(0.34%	)
12/31/08	15.19	(0.04)	(6.11)	(6.15)	-	(0.61)	(0.61)	8.43	(41.05%	)	105,886	0.95%		N/A		(0.28%	)
Class L
06/30/13[r]	$14.49	$(0.04)	$2.15	$2.11	$-	$-	$-	$16.60	14.29%	[b]	$336,218	1.19%	[a]	1.09%	[a]	(0.46%	)[a]
12/31/12	13.82	(0.04)	2.01	1.97	-	(1.30)	(1.30)	14.49	14.33%		320,612	1.20%		1.10%		(0.28%	)
12/31/11	15.37	(0.10)	(0.28)	(0.38)	-	(1.17)	(1.17)	13.82	(2.18%	)	328,331	1.20%		1.10%		(0.63%	)
12/31/10	12.03	(0.07)	3.41	3.34	-	-	-	15.37	27.76%		450,117	1.12%		1.10%		(0.51%	)
12/31/09	8.32	(0.05)	3.76	3.71	-	-	-	12.03	44.59%		362,500	1.11%		N/A		(0.50%	)
12/31/08	15.02	(0.05)	(6.04)	(6.09)	-	(0.61)	(0.61)	8.32	(41.12%	)	258,165	1.10%		N/A		(0.43%	)
Class A
06/30/13[r]	$13.96	$(0.05)	$2.05	$2.00	$-	$-	$-	$15.96	14.11%	[b]	$374,030	1.44%	[a]	1.34%	[a]	(0.71%	)[a]
12/31/12	13.39	(0.08)	1.95	1.87	-	(1.30)	(1.30)	13.96	14.05%		347,186	1.45%		1.35%		(0.52%	)
12/31/11	14.96	(0.13)	(0.27)	(0.40)	-	(1.17)	(1.17)	13.39	(2.37%	)	329,974	1.45%		1.35%		(0.87%	)
12/31/10	11.74	(0.10)	3.32	3.22	-	-	-	14.96	27.43%		381,775	1.37%		1.35%		(0.77%	)
12/31/09	8.14	(0.07)	3.67	3.60	-	-	-	11.74	44.23%		308,326	1.36%		N/A		(0.75%	)
12/31/08	14.75	(0.08)	(5.92)	(6.00)	-	(0.61)	(0.61)	8.14	(41.26%	)	211,358	1.35%		N/A		(0.67%	)
Class N
06/30/13[r]	$13.42	$(0.07)	$1.97	$1.90	$-	$-	$-	$15.32	13.93%	[b]	$2,153	1.74%	[a]	1.64%	[a]	(1.01%	)[a]
12/31/12	12.95	(0.12)	1.89	1.77	-	(1.30)	(1.30)	13.42	13.75%		1,969	1.75%		1.65%		(0.84%	)
12/31/11	14.56	(0.17)	(0.27)	(0.44)	-	(1.17)	(1.17)	12.95	(2.71%	)	2,052	1.75%		1.65%		(1.18%	)
12/31/10	11.46	(0.13)	3.23	3.10	-	-	-	14.56	27.05%		2,446	1.67%		1.65%		(1.07%	)
12/31/09	7.97	(0.10)	3.59	3.49	-	-	-	11.46	43.79%		2,117	1.66%		N/A		(1.05%	)
12/31/08	14.50	(0.12)	(5.80)	(5.92)	-	(0.61)	(0.61)	7.97	(41.42%	)	1,207	1.65%		N/A		(0.97%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	16%	36%	38%	52%	55%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$15.16	$(0.01)	$3.13	$3.12	$-	$-	$18.28	20.58%	[b]	$171,968	0.92%	[a]	0.85%	[a]	(0.12%	)[a]
12/31/12	14.16	(0.02)	1.92	1.90	(0.90)	(0.90)	15.16	13.53%		136,266	0.92%		0.86%		(0.12%	)
12/31/11	17.26	(0.06)	(0.96)	(1.02)	(2.08)	(2.08)	14.16	(5.41%	)	119,706	0.92%		0.87%		(0.36%	)
12/31/10[g]	16.06	0.00 [d]	1.34	1.34	(0.14)	(0.14)	17.26	8.38%	[b]	108	0.94%	[a]	0.89%	[a]	0.11%	[a]
Class S
06/30/13[r]	$15.12	$(0.02)	$3.12	$3.10	$-	$-	$18.22	20.50%	[b]	$535,153	1.02%	[a]	0.95%	[a]	(0.21%	)[a]
12/31/12	14.14	(0.03)	1.91	1.88	(0.90)	(0.90)	15.12	13.41%		455,747	1.02%		0.96%		(0.22%	)
12/31/11	17.25	(0.09)	(0.94)	(1.03)	(2.08)	(2.08)	14.14	(5.47%	)	429,979	1.02%		0.97%		(0.53%	)
12/31/10	14.13	(0.07)	3.33	3.26	(0.14)	(0.14)	17.25	23.11%		575,724	0.98%		0.98%	[k]	(0.45%	)
12/31/09	10.14	(0.06)	4.05	3.99	-	-	14.13	39.35%		263,305	0.99%		N/A		(0.51%	)
12/31/08	16.82	0.01	(6.69)	(6.68)	-	-	10.14	(39.71%	)	178,508	0.98%		N/A		0.10%
Class Y
06/30/13[r]	$14.80	$(0.03)	$3.05	$3.02	$-	$-	$17.82	20.41%	[b]	$67,644	1.16%	[a]	1.09%	[a]	(0.35%	)[a]
12/31/12	13.87	(0.06)	1.89	1.83	(0.90)	(0.90)	14.80	13.31%		58,290	1.16%		1.10%		(0.39%	)
12/31/11	17.00	(0.12)	(0.93)	(1.05)	(2.08)	(2.08)	13.87	(5.68%	)	64,304	1.16%		1.11%		(0.68%	)
12/31/10	13.94	(0.09)	3.29	3.20	(0.14)	(0.14)	17.00	23.00%		82,815	1.12%		1.12%	[k]	(0.64%	)
12/31/09	10.02	(0.07)	3.99	3.92	-	-	13.94	39.12%		86,922	1.13%		N/A		(0.65%	)
12/31/08	16.64	(0.00)[d]	(6.62)	(6.62)	-	-	10.02	(39.78%	)	69,313	1.12%		N/A		(0.03%	)
Class L
06/30/13[r]	$14.44	$(0.04)	$2.98	$2.94	$-	$-	$17.38	20.36%	[b]	$46,296	1.30%	[a]	1.23%	[a]	(0.51%	)[a]
12/31/12	13.58	(0.08)	1.84	1.76	(0.90)	(0.90)	14.44	13.08%		50,085	1.31%		1.25%		(0.53%	)
12/31/11	16.71	(0.14)	(0.91)	(1.05)	(2.08)	(2.08)	13.58	(5.77%	)	50,193	1.31%		1.26%		(0.83%	)
12/31/10	13.73	(0.11)	3.23	3.12	(0.14)	(0.14)	16.71	22.77%		61,655	1.27%		1.27%	[k]	(0.78%	)
12/31/09	9.88	(0.09)	3.94	3.85	-	-	13.73	38.97%		59,458	1.28%		N/A		(0.80%	)
12/31/08	16.43	(0.02)	(6.53)	(6.55)	-	-	9.88	(39.90%	)	60,124	1.27%		N/A		(0.16%	)
Class A
06/30/13[r]	$13.85	$(0.06)	$2.86	$2.80	$-	$-	$16.65	20.22%	[b]	$64,944	1.56%	[a]	1.49%	[a]	(0.76%	)[a]
12/31/12	13.09	(0.13)	1.79	1.66	(0.90)	(0.90)	13.85	12.80%		60,764	1.56%		1.50%		(0.89%	)
12/31/11	16.23	(0.18)	(0.88)	(1.06)	(2.08)	(2.08)	13.09	(6.01%	)	70,773	1.56%		1.51%		(1.12%	)
12/31/10	13.38	(0.15)	3.14	2.99	(0.14)	(0.14)	16.23	22.39%		91,525	1.52%		1.52%	[k]	(1.02%	)
12/31/09	9.65	(0.11)	3.84	3.73	-	-	13.38	38.65%		75,428	1.53%		N/A		(1.05%	)
12/31/08	16.09	(0.06)	(6.38)	(6.44)	-	-	9.65	(40.02%	)	60,323	1.52%		N/A		(0.42%	)
Class N
06/30/13[r]	$13.27	$(0.08)	$2.74	$2.66	$-	$-	$15.93	20.05%	[b]	$431	1.86%	[a]	1.79%	[a]	(1.06%	)[a]
12/31/12	12.61	(0.14)	1.70	1.56	(0.90)	(0.90)	13.27	12.49%		479	1.86%		1.80%		(1.04%	)
12/31/11	15.77	(0.21)	(0.87)	(1.08)	(2.08)	(2.08)	12.61	(6.32%	)	426	1.86%		1.81%		(1.37%	)
12/31/10	13.04	(0.18)	3.05	2.87	(0.14)	(0.14)	15.77	22.05%		466	1.82%		1.82%	[k]	(1.33%	)
12/31/09	9.43	(0.15)	3.76	3.61	-	-	13.04	38.28%		515	1.83%		N/A		(1.36%	)
12/31/08	15.78	(0.11)	(6.24)	(6.35)	-	-	9.43	(40.24%	)	317	1.82%		N/A		(0.82%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	52%	104%	88%	99%	91%	92%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$11.09	$(0.02)	$1.55	$1.53	$-	$-	$12.62	13.71%	[b]	$45,785	1.11%	[a]	(0.33%	)[a]
12/31/12	9.82	(0.02)	1.29	1.27	-	-	11.09	12.93%		41,706	1.13%		(0.21%	)
12/31/11	10.01	(0.07)	(0.12)	(0.19)	-	-	9.82	(1.90%	)	39,408	1.14%		(0.74%	)
12/31/10	7.49	(0.05)	2.57	2.52	-	-	10.01	33.64%		30,487	1.13%		(0.60%	)
12/31/09	5.70	(0.02)	1.81	1.79	-	-	7.49	31.40%		21,869	1.17%		(0.25%	)
12/31/08	10.07	(0.04)	(4.27)	(4.31)	(0.06)	(0.06)	5.70	(43.07%	)	21,210	1.12%		(0.48%	)
Class Y
06/30/13[r]	$11.03	$(0.02)	$1.54	$1.52	$-	$-	$12.55	13.69%	[b]	$2,468	1.15%	[a]	(0.37%	)[a]
12/31/12	9.78	(0.04)	1.29	1.25	-	-	11.03	12.78%		2,167	1.17%		(0.33%	)
12/31/11	9.96	(0.08)	(0.10)	(0.18)	-	-	9.78	(1.81%	)	2,314	1.17%		(0.80%	)
12/31/10	7.46	(0.06)	2.56	2.50	-	-	9.96	33.51%		2,659	1.17%		(0.73%	)
12/31/09	5.68	(0.04)	1.82	1.78	-	-	7.46	31.34%		4,130	1.21%		(0.58%	)
12/31/08	10.05	(0.04)	(4.27)	(4.31)	(0.06)	(0.06)	5.68	(43.10%	)	10,027	1.16%		(0.53%	)
Class L
06/30/13[r]	$10.84	$(0.03)	$1.52	$1.49	$-	$-	$12.33	13.65%	[b]	$4,474	1.30%	[a]	(0.54%	)[a]
12/31/12	9.62	(0.04)	1.26	1.22	-	-	10.84	12.56%		6,125	1.32%		(0.40%	)
12/31/11	9.83	(0.10)	(0.11)	(0.21)	-	-	9.62	(2.03%	)	5,018	1.32%		(0.99%	)
12/31/10	7.38	(0.06)	2.51	2.45	-	-	9.83	33.20%		17,323	1.32%		(0.78%	)
12/31/09	5.63	(0.03)	1.78	1.75	-	-	7.38	31.08%		10,178	1.36%		(0.43%	)
12/31/08	9.96	(0.05)	(4.22)	(4.27)	(0.06)	(0.06)	5.63	(43.08%	)	8,625	1.31%		(0.64%	)
Class A
06/30/13[r]	$10.53	$(0.04)	$1.46	$1.42	$-	$-	$11.95	13.49%	[b]	$9,260	1.55%	[a]	(0.77%	)[a]
12/31/12	9.37	(0.09)	1.25	1.16	-	-	10.53	12.38%		8,494	1.57%		(0.87%	)
12/31/11	9.58	(0.12)	(0.09)	(0.21)	-	-	9.37	(2.19%	)	9,153	1.57%		(1.20%	)
12/31/10	7.21	(0.08)	2.45	2.37	-	-	9.58	32.87%		13,123	1.57%		(1.08%	)
12/31/09	5.51	(0.04)	1.74	1.70	-	-	7.21	30.85%		13,340	1.61%		(0.69%	)
12/31/08	9.78	(0.07)	(4.14)	(4.21)	(0.06)	(0.06)	5.51	(43.26%	)	13,367	1.56%		(0.91%	)
Class N
06/30/13[r]	$10.19	$(0.06)	$1.42	$1.36	$-	$-	$11.55	13.35%	[b]	$173	1.85%	[a]	(1.07%	)[a]
12/31/12	9.10	(0.10)	1.19	1.09	-	-	10.19	11.98%		152	1.87%		(0.97%	)
12/31/11	9.33	(0.14)	(0.09)	(0.23)	-	-	9.10	(2.47%	)	240	1.88%		(1.49%	)
12/31/10	7.04	(0.10)	2.39	2.29	-	-	9.33	32.53%		249	1.87%		(1.33%	)
12/31/09	5.40	(0.06)	1.70	1.64	-	-	7.04	30.37%		159	1.91%		(0.98%	)
12/31/08	9.61	(0.09)	(4.06)	(4.15)	(0.06)	(0.06)	5.40	(43.46%	)	154	1.86%		(1.21%	)

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	43%	105%	94%	98%	120%	129%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$6.49	$0.12	$0.05	$0.17	$-	$-	$6.66	2.62%	[b]	$153,416	1.06%	[a]	0.99%	[a]	3.55%	[a]
12/31/12	5.70	0.17	0.81	0.98	(0.19)	(0.19)	6.49	17.29%		151,060	1.07%		0.99%		2.86%
12/31/11	7.08	0.15	(1.35)	(1.20)	(0.18)	(0.18)	5.70	(16.84%	)	121,002	1.09%		0.99%		2.24%
12/31/10	6.94	0.10	0.27	0.37	(0.23)	(0.23)	7.08	5.39%		102,970	1.11%		0.99%		1.57%
12/31/09	4.98	0.11	1.92	2.03	(0.07)	(0.07)	6.94	40.70%		93,253	1.10%		0.99%		2.00%
12/31/08	10.50	0.25	(5.77)	(5.52)	-	-	4.98	(52.57%	)	60,987	1.06%		0.99%		3.02%
Class Y
06/30/13[r]	$6.65	$0.12	$0.04	$0.16	$-	$-	$6.81	2.41%	[b]	$79	1.16%	[a]	1.09%	[a]	3.47%	[a]
12/31/12	5.84	0.17	0.83	1.00	(0.19)	(0.19)	6.65	17.12%		74	1.17%		1.09%		2.75%
12/31/11	7.06	0.19	(1.40)	(1.21)	(0.01)	(0.01)	5.84	(17.11%	)	55	1.19%		1.09%		2.69%
12/31/10	6.93	0.10	0.25	0.35	(0.22)	(0.22)	7.06	5.15%		7,467	1.21%		1.09%		1.46%
12/31/09	4.97	0.11	1.91	2.02	(0.06)	(0.06)	6.93	40.65%		7,034	1.20%		1.09%		1.93%
12/31/08	10.49	0.12	(5.64)	(5.52)	-	-	4.97	(52.62%	)	5,478	1.16%		1.09%		1.83%
Class L
06/30/13[r]	$6.74	$0.10	$0.06	$0.16	$-	$-	$6.90	2.37%	[b]	$13	1.31%	[a]	1.17%	[a]	2.99%	[a]
12/31/12	5.79	0.20	0.75	0.95	-	-	6.74	16.61%		18	1.32%		1.17%		3.36%
12/31/11	7.06	0.21	(1.41)	(1.20)	(0.07)	(0.07)	5.79	(17.06%	)	2,113	1.34%		1.17%		2.91%
12/31/10	6.93	0.09	0.26	0.35	(0.22)	(0.22)	7.06	5.06%		33,000	1.36%		1.17%		1.38%
12/31/09	4.97	0.11	1.90	2.01	(0.05)	(0.05)	6.93	40.55%		32,559	1.35%		1.17%		1.98%
12/31/08	10.50	0.23	(5.76)	(5.53)	-	-	4.97	(52.67%	)	23,604	1.31%		1.17%		2.76%
Class A
06/30/13[r]	$6.48	$0.10	$0.05	$0.15	$-	$-	$6.63	2.31%	[b]	$819	1.56%	[a]	1.42%	[a]	3.07%	[a]
12/31/12	5.69	0.15	0.80	0.95	(0.16)	(0.16)	6.48	16.80%		700	1.57%		1.42%		2.53%
12/31/11	7.05	0.13	(1.34)	(1.21)	(0.15)	(0.15)	5.69	(17.13%	)	873	1.59%		1.42%		1.99%
12/31/10	6.91	0.08	0.25	0.33	(0.19)	(0.19)	7.05	4.90%		1,296	1.61%		1.42%		1.17%
12/31/09	4.95	0.11	1.85	1.96	-	-	6.91	39.60%		1,721	1.60%		1.42%		2.10%
12/31/08	10.48	0.24	(5.77)	(5.53)	-	-	4.95	(52.77%	)	40,897	1.56%		1.42%		3.00%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	28%	58%	140%	65%	61%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$11.80	$0.26	$0.14	$0.40	$-	$-	$-	$12.20	3.39%	[b]	$171,238	0.30%	[a]	0.23%	[a]	4.19%	[a]
12/31/12[g]	10.00	0.11	1.84	1.95	(0.14)	(0.01)	(0.15)	11.80	19.53%	[b]	127,538	0.35%	[a]	0.23%	[a]	2.23%	[a]
Class I
06/30/13[r]	$11.80	$0.33	$0.07	$0.40	$-	$-	$-	$12.20	3.39%	[b]	$6,160	0.40%	[a]	0.33%	[a]	5.30%	[a]
12/31/12[g]	10.00	0.11	1.83	1.94	(0.13)	(0.01)	(0.14)	11.80	19.48%	[b]	120	0.45%	[a]	0.33%	[a]	2.15%	[a]
Class S
06/30/13[r]	$11.80	$0.25	$0.14	$0.39	$-	$-	$-	$12.19	3.22%	[b]	$228	0.55%	[a]	0.48%	[a]	4.09%	[a]
12/31/12[g]	10.00	0.10	1.84	1.94	(0.13)	(0.01)	(0.14)	11.80	19.42%	[b]	137	0.60%	[a]	0.48%	[a]	1.95%	[a]
Class Y
06/30/13[r]	$11.80	$0.31	$0.07	$0.38	$-	$-	$-	$12.18	3.22%	[b]	$3,635	0.65%	[a]	0.58%	[a]	5.05%	[a]
12/31/12[g]	10.00	0.09	1.84	1.93	(0.12)	(0.01)	(0.13)	11.80	19.35%	[b]	120	0.70%	[a]	0.58%	[a]	1.88%	[a]
Class L
06/30/13[r]	$11.80	$0.25	$0.12	$0.37	$-	$-	$-	$12.17	3.14%	[b]	$474	0.80%	[a]	0.73%	[a]	4.09%	[a]
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.26%	[b]	126	0.85%	[a]	0.73%	[a]	1.62%	[a]
Class A
06/30/13[r]	$11.80	$0.26	$0.11	$0.37	$-	$-	$-	$12.17	3.14%	[b]	$2,012	0.95%	[a]	0.88%	[a]	4.23%	[a]
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.20%	[b]	119	1.00%	[a]	0.88%	[a]	1.59%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31, 2012[b]
Portfolio turnover rate for all share classes	22%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 25, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class Z
06/30/13[r]	$7.57	$0.12	$0.17	$0.29	$-	$-	$-	$-	$7.86	3.83%	[b]	$245,220	1.16%	[a]	0.85%	[a]	3.01%	[a]
12/31/12	6.26	0.15	1.28	1.43	(0.12)	-	-	(0.12)	7.57	23.14%		255,215	1.16%		0.85%		2.19%
12/31/11	7.34	0.07	(1.02)	(0.95)	(0.13)	-	-	(0.13)	6.26	(12.97%	)	242,149	1.18%		0.86%		1.03%
12/31/10[g]	7.13	(0.00)[d]	0.21	0.21	-	-	-	-	7.34	2.95%	[b]	103	1.20%	[a]	0.95%	[a]	(0.04%	)[a]
Class S
06/30/13[r]	$7.58	$0.11	$0.17	$0.28	$-	$-	$-	$-	$7.86	3.69%	[b]	$161,828	1.44%	[a]	1.13%	[a]	2.73%	[a]
12/31/12	6.26	0.12	1.29	1.41	(0.09)	-	-	(0.09)	7.58	22.70%		155,925	1.45%		1.14%		1.78%
12/31/11	7.34	0.14	(1.10)	(0.96)	(0.12)	-	-	(0.12)	6.26	(13.09%	)	99,517	1.43%		1.14%		1.90%
12/31/10	6.72	0.08	0.64	0.72	(0.10)	-	-	(0.10)	7.34	10.97%		276,053	1.19%		1.16%		1.15%
12/31/09	4.74	0.08	1.90	1.98	-	-	-	-	6.72	41.77%		257,075	1.17%		N/A		1.40%
12/31/08	11.48	0.22	(4.63)	(4.41)	(0.55)	(0.34)	(1.44)	(2.33)	4.74	(39.09%	)	206,904	1.15%		N/A		2.33%
Class Y
06/30/13[r]	$7.54	$0.11	$0.17	$0.28	$-	$-	$-	$-	$7.82	3.71%	[b]	$78,702	1.49%	[a]	1.18%	[a]	2.75%	[a]
12/31/12	6.23	0.13	1.27	1.40	(0.09)	-	-	(0.09)	7.54	22.64%		66,317	1.50%		1.19%		1.97%
12/31/11	7.31	0.11	(1.07)	(0.96)	(0.12)	-	-	(0.12)	6.23	(13.16%	)	75,356	1.49%		1.19%		1.60%
12/31/10	6.69	0.07	0.65	0.72	(0.10)	-	-	(0.10)	7.31	10.97%		83,409	1.24%		1.21%		1.10%
12/31/09	4.72	0.07	1.90	1.97	-	-	-	-	6.69	41.74%		97,912	1.22%		N/A		1.28%
12/31/08	11.45	0.22	(4.63)	(4.41)	(0.54)	(0.34)	(1.44)	(2.32)	4.72	(39.15%	)	68,982	1.20%		N/A		2.33%
Class L
06/30/13[r]	$7.60	$0.10	$0.17	$0.27	$-	$-	$-	$-	$7.87	3.55%	[b]	$19,936	1.54%	[a]	1.23%	[a]	2.64%	[a]
12/31/12	6.22	0.12	1.29	1.41	(0.03)	-	-	(0.03)	7.60	22.67%		27,315	1.55%		1.24%		1.76%
12/31/11	7.28	0.14	(1.10)	(0.96)	(0.10)	-	-	(0.10)	6.22	(13.21%	)	26,070	1.53%		1.23%		1.97%
12/31/10	6.66	0.07	0.64	0.71	(0.09)	-	-	(0.09)	7.28	10.95%		149,245	1.38%		1.26%		1.04%
12/31/09	4.70	0.07	1.89	1.96	-	-	-	-	6.66	41.70%		151,443	1.37%		1.27%		1.41%
12/31/08	11.42	0.21	(4.61)	(4.40)	(0.55)	(0.34)	(1.43)	(2.32)	4.70	(39.21%	)	149,950	1.35%		1.25%		2.22%
Class A
06/30/13[r]	$7.45	$0.09	$0.17	$0.26	$-	$-	$-	$-	$7.71	3.49%	[b]	$54,976	1.79%	[a]	1.48%	[a]	2.38%	[a]
12/31/12	6.16	0.10	1.26	1.36	(0.07)	-	-	(0.07)	7.45	22.47%		54,429	1.80%		1.49%		1.48%
12/31/11	7.23	0.09	(1.06)	(0.97)	(0.10)	-	-	(0.10)	6.16	(13.60%	)	42,720	1.79%		1.49%		1.33%
12/31/10	6.61	0.05	0.65	0.70	(0.08)	-	-	(0.08)	7.23	10.75%		59,596	1.63%		1.51%		0.81%
12/31/09	4.68	0.05	1.88	1.93	-	-	-	-	6.61	41.24%		63,979	1.62%		1.52%		1.03%
12/31/08	11.33	0.15	(4.52)	(4.37)	(0.53)	(0.34)	(1.41)	(2.28)	4.68	(39.25%	)	48,153	1.60%		1.50%		1.57%
Class N
06/30/13[r]	$7.37	$0.08	$0.17	$0.25	$-	$-	$-	$-	$7.62	3.39%	[b]	$616	2.09%	[a]	1.78%	[a]	2.14%	[a]
12/31/12	6.11	0.07	1.26	1.33	(0.07)	-	-	(0.07)	7.37	21.96%		549	2.10%		1.79%		1.12%
12/31/11	7.15	0.07	(1.05)	(0.98)	(0.06)	-	-	(0.06)	6.11	(13.78%	)	238	2.09%		1.79%		0.98%
12/31/10	6.48	0.02	0.65	0.67	-	-	-	-	7.15	10.34%		238	1.92%		1.81%		0.37%
12/31/09	4.60	0.04	1.84	1.88	-	-	-	-	6.48	40.87%		963	1.92%		1.82%		0.79%
12/31/08	11.19	0.15	(4.49)	(4.34)	(0.52)	(0.34)	(1.39)	(2.25)	4.60	(39.45%	)	892	1.90%		1.80%		1.58%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	20%	39%	55%	40%	61%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 21 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-

Notes to Financial Statements (Unaudited) (Continued)

the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, S&P Mid Cap Index Fund, Russell 2000 Small

Notes to Financial Statements (Unaudited) (Continued)

Cap Index Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2013. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Bonds & Notes
Total Corporate Debt	$-	$523,690,884	$1,006,996	$524,697,880

Total Municipal Obligations	-	54,644,407	-	54,644,407

Non-U.S. Government Agency Obligations
Commercial MBS	-	83,678,997	-	83,678,997
Home Equity ABS	-	19,433,711	-	19,433,711
Other ABS	-	8,773,024	-	8,773,024
Student Loans ABS	-	13,506,023	-	13,506,023
WL Collateral CMO	-	42,028,069	-	42,028,069

Total Non-U.S. Government Agency Obligations	-	167,419,824	-	167,419,824

Total Sovereign Debt Obligations	-	53,621,235	-	53,621,235

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	984,401,864	-	984,401,864

Total U.S. Government Agency Obligations and Instrumentalities	-	984,401,864	-	984,401,864

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	722,117,096	-	722,117,096

Total U.S. Treasury Obligations	-	722,117,096	-	722,117,096

Total Bonds & Notes	-	2,505,895,310	1,006,996	2,506,902,306

Total Long-Term Investments	-	2,505,895,310	1,006,996	2,506,902,306

Total Short-Term Investments	-	21,594,779	-	21,594,779

Total Investments	$-	$2,527,490,089	$1,006,996	$2,528,497,085

Strategic Bond Fund
Equities
Preferred Stock
Financial	$168,493	$-	$-	$168,493

Total Preferred Stock	168,493	-	-	168,493

Total Equities	168,493	-	-	168,493

Bonds & Notes
Total Corporate Debt	-	61,469,475	-	61,469,475

Total Municipal Obligations	-	240,117	-	240,117

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$665,786	$-	$665,786
Commercial MBS	-	2,153,655	-	2,153,655
Home Equity ABS	-	2,435,544	-	2,435,544
Manufactured Housing ABS	-	1,076,511	-	1,076,511
Other ABS	-	226,680	-	226,680
Student Loans ABS	-	2,678,560	-	2,678,560
WL Collateral CMO	-	7,037,393	-	7,037,393

Total Non-U.S. Government Agency Obligations	-	16,274,129	-	16,274,129

Total Sovereign Debt Obligations	-	5,361,178	-	5,361,178

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	10,650,735	-	10,650,735
Pass-Through Securities	-	43,762,788	-	43,762,788

Total U.S. Government Agency Obligations and Instrumentalities	-	54,413,523	-	54,413,523

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	26,505,747	-	26,505,747

Total U.S. Treasury Obligations	-	26,505,747	-	26,505,747

Total Bonds & Notes	-	164,264,169	-	164,264,169

Purchased Options
Options on Futures	32,648	-	-	32,648

Total Purchased Options	32,648	-	-	32,648

Warrants
Energy	7,456	-	-	7,456

Total Warrants	7,456	-	-	7,456

Total Long-Term Investments	208,597	164,264,169	-	164,472,766

Total Short-Term Investments	-	18,243,695	-	18,243,695

Total Investments	$208,597	$182,507,864	$-	$182,716,461

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$70,909,728	$-	$-	$70,909,728
Communications	123,413,328	-	-	123,413,328
Consumer, Cyclical	137,230,763	-	-	137,230,763
Consumer, Non-cyclical	225,716,302	20,387,946	-	246,104,248
Energy	183,841,683	-	-	183,841,683
Financial	377,695,472	-	-	377,695,472
Industrial	152,029,356	-	-	152,029,356
Technology	104,488,864	-	-	104,488,864
Utilities	42,439,082	-	-	42,439,082

Total Common Stock	1,417,764,578	20,387,946	-	1,438,152,524

Total Equities	1,417,764,578	20,387,946	-	1,438,152,524

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund (Continued)
Total Long-Term Investments	$1,417,764,578	$20,387,946	$-	$1,438,152,524

Total Short-Term Investments	-	14,805,840	-	14,805,840

Total Investments	$1,417,764,578	$35,193,786	$-	$1,452,958,364

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$14,869,513	$2,443,077	$-	$17,312,590
Communications	27,921,661	10,535,281	-	38,456,942
Consumer, Cyclical	25,008,769	-	-	25,008,769
Consumer, Non-cyclical	124,780,602	3,569,041	-	128,349,643
Energy	52,683,388	-	-	52,683,388
Financial	81,154,631	539,033	-	81,693,664
Industrial	41,422,491	-	-	41,422,491
Technology	39,924,684	-	-	39,924,684
Utilities	29,788,407	740,551	-	30,528,958

Total Common Stock	437,554,146	17,826,983	-	455,381,129

Preferred Stock
Basic Materials	-	497,831	-	497,831
Consumer, Cyclical	391,204	-	-	391,204

Total Preferred Stock	391,204	497,831	-	889,035

Total Equities	437,945,350	18,324,814	-	456,270,164

Total Mutual Funds	15,535,397	-	-	15,535,397

Structured Notes
Financial	3,768,735	-	-	3,768,735

Total Structured Notes	3,768,735	-	-	3,768,735

Total Long-Term Investments	457,249,482	18,324,814	-	475,574,296

Total Short-Term Investments	-	10,474,002	-	10,474,002

Total Investments	$457,249,482	$28,798,816	$-	$486,048,298

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$49,274,223	$-	$-	$49,274,223
Communications	237,118,529	7,060,550	-	244,179,079
Consumer, Cyclical	182,014,320	-	-	182,014,320
Consumer, Non-cyclical	234,732,182	-	-	234,732,182
Energy	50,231,287	-	-	50,231,287
Financial	115,095,337	-	-	115,095,337
Industrial	136,400,676	-	-	136,400,676
Technology	57,376,535	-	-	57,376,535

Total Common Stock	1,062,243,089	7,060,550	-	1,069,303,639

Total Equities	1,062,243,089	7,060,550	-	1,069,303,639

Total Mutual Funds	1,604	-	-	1,604

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund (Continued)
Total Long-Term Investments	$1,062,244,693	$7,060,550	$-	$1,069,305,243

Total Short-Term Investments	-	2,817,066	-	2,817,066

Total Investments	$1,062,244,693	$9,877,616	$-	$1,072,122,309

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$53,867,001	$-	$-	$53,867,001
Communications	150,981,360	-	296,059	151,277,419
Consumer, Cyclical	258,395,604	-	-	258,395,604
Consumer, Non-cyclical	456,905,381	-	-	456,905,381
Energy	100,346,871	-	-	100,346,871
Financial	123,354,976	-	-	123,354,976
Industrial	264,172,122	-	-	264,172,122
Technology	189,555,253	-	-	189,555,253
Utilities	18,215,340	-	-	18,215,340

Total Common Stock	1,615,793,908	-	296,059	1,616,089,967

Preferred Stock
Communications	-	-	3,892,882	3,892,882

Total Preferred Stock	-	-	3,892,882	3,892,882

Total Equities	1,615,793,908	-	4,188,941	1,619,982,849

Total Mutual Funds	86,411,599	-	-	86,411,599

Total Long-Term Investments	1,702,205,507	-	4,188,941	1,706,394,448

Total Short-Term Investments	-	48,929,922	-	48,929,922

Total Investments	$1,702,205,507	$48,929,922	$4,188,941	$1,755,324,370

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$23,732,283	$-	$-	$23,732,283
Communications	85,599,964	-	300,294	85,900,258
Consumer, Cyclical	152,640,875	-	-	152,640,875
Consumer, Non-cyclical	198,977,702	3,048,825	-	202,026,527
Energy	54,445,014	-	-	54,445,014
Financial	93,046,250	-	-	93,046,250
Industrial	130,938,631	-	-	130,938,631
Technology	117,397,300	-	-	117,397,300
Utilities	2,478,934	-	-	2,478,934

Total Common Stock	859,256,953	3,048,825	300,294	862,606,072

Total Equities	859,256,953	3,048,825	300,294	862,606,072

Total Mutual Funds	30,619,290	-	-	30,619,290

Total Long-Term Investments	889,876,243	3,048,825	300,294	893,225,362

Total Short-Term Investments	-	23,735,778	-	23,735,778

Total Investments	$889,876,243	$26,784,603	$300,294	$916,961,140

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund
Equities
Common Stock
Basic Materials	$695,540	$7,631,431	$-	$8,326,971
Communications	-	12,397,473	-	12,397,473
Consumer, Cyclical	-	17,712,403	-	17,712,403
Consumer, Non-cyclical	-	21,013,274	-	21,013,274
Diversified	-	3,781,912	-	3,781,912
Energy	-	13,238,085	-	13,238,085
Financial	-	45,731,872	-	45,731,872
Industrial	-	14,894,761	-	14,894,761
Technology	-	4,054,728	-	4,054,728
Utilities	1,080,724	6,358,395	-	7,439,119

Total Common Stock	1,776,264	146,814,334	-	148,590,598

Preferred Stock
Consumer, Cyclical	-	2,200,560	-	2,200,560

Total Preferred Stock	-	2,200,560	-	2,200,560

Total Equities	1,776,264	149,014,894	-	150,791,158

Total Mutual Funds	3,129,077	-	-	3,129,077

Total Long-Term Investments	4,905,341	149,014,894	-	153,920,235

Total Short-Term Investments	-	1,659,043	-	1,659,043

Total Investments	$4,905,341	$150,673,937	$-	$155,579,278

MSCI EAFE International Index Fund
Equities
Common Stock
Basic Materials	$-	$11,339,858	$-	$11,339,858
Communications	-	13,127,491	-	13,127,491
Consumer, Cyclical	-	21,271,352	-	21,271,352
Consumer, Non-cyclical	60,531	41,688,748	-	41,749,279
Diversified	-	1,973,531	-	1,973,531
Energy	-	12,291,093	-	12,291,093
Financial	-	44,698,225	-	44,698,225
Industrial	-	22,814,887	-	22,814,887
Technology	-	4,339,998	-	4,339,998
Utilities	-	6,873,901	-	6,873,901

Total Common Stock	60,531	180,419,084	-	180,479,615

Preferred Stock
Communications	-	75,141	-	75,141
Consumer, Cyclical	-	716,813	-	716,813
Consumer, Non-cyclical	-	270,999	-	270,999
Energy	-	42,047	-	42,047
Utilities	-	21,943	-	21,943

Total Preferred Stock	-	1,126,943	-	1,126,943

Total Equities	60,531	181,546,027	-	181,606,558

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MSCI EAFE International Index Fund (Continued)
Rights
Consumer, Non-cyclical	$-	$-	$97	$97
Energy	7,306	-	-	7,306

Total Rights	7,306	-	97	7,403

Total Mutual Funds	9,472,572	-	-	9,472,572

Total Long-Term Investments	9,540,409	181,546,027	97	191,086,533

Total Short-Term Investments	-	607,733	-	607,733

Total Investments	$9,540,409	$182,153,760	$97	$191,694,266

Overseas Fund
Equities
Common Stock
Basic Materials	$604,257	$38,063,604	$-	$38,667,861
Communications	3,744,349	22,475,320	-	26,219,669
Consumer, Cyclical	8,453,938	77,694,562	-	86,148,500
Consumer, Non-cyclical	2,729,597	113,849,021	-	116,578,618
Diversified	-	10,171,501	-	10,171,501
Energy	-	19,801,555	-	19,801,555
Financial	10,525,725	127,875,202	-	138,400,927
Industrial	6,658,132	62,545,191	-	69,203,323
Technology	9,945,800	25,556,828	-	35,502,628
Utilities	896,901	7,482,252	-	8,379,153

Total Common Stock	43,558,699	505,515,036	-	549,073,735

Preferred Stock
Consumer, Cyclical	-	1,839,789	-	1,839,789

Total Preferred Stock	-	1,839,789	-	1,839,789

Total Equities	43,558,699	507,354,825	-	550,913,524

Rights
Retail	16	-	-	16

Total Rights	16	-	-	16

Total Mutual Funds	14,565,380	-	-	14,565,380

Total Long-Term Investments	58,124,095	507,354,825	-	565,478,920

Total Short-Term Investments	-	5,016,618	-	5,016,618

Total Investments	$58,124,095	$512,371,443	$-	$570,495,538

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$3,010,973	$-	$3,010,973
Futures Contracts
Interest Rate Risk	43,703	-	-	43,703
Swap Agreements
Credit Risk	-	52,117	-	52,117
Interest Rate Risk	-	15,406,472	-	15,406,472
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	74,697	-	74,697
Futures Contracts
Interest Rate Risk	664,491	-	-	664,491
Swap Agreements
Credit Risk	-	23,381	-	23,381
Interest Rate Risk	-	22,640	-	22,640
Russell 2000 Small Cap Index Fund
Futures Contracts
Equity Risk	782	-	-	782
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	396,294	-	396,294
MSCI EAFE International Index Fund
Forward Contracts
Foreign Exchange Risk	-	7,044	-	7,044
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	1,274,807	-	1,274,807

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(4,210,639)	$-	$(4,210,639)
Futures Contracts
Interest Rate Risk	(2,262,308)	-	-	(2,262,308)
Swap Agreements
Credit Risk	-	(276,700)	-	(276,700)
Interest Rate Risk	-	(1,298,111)	-	(1,298,111)

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Written Options
Interest Rate Risk	$(452,500)	$(2,698,221)	$-	$(3,150,721)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(127,631)	-	(127,631)
Futures Contracts
Interest Rate Risk	(313,868)	-	-	(313,868)
Written Options
Interest Rate Risk	(85,363)	-	-	(85,363)
S&P 500 Index Fund
Futures Contracts
Equity Risk	(448,015)	-	-	(448,015)
S&P Mid Cap Index Fund
Futures Contracts
Equity Risk	(2,508)	-	-	(2,508)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(1,727,799)	-	(1,727,799)
MSCI EAFE International Index Fund
Forward Contracts
Foreign Exchange Risk	-	(7,046)	-	(7,046)
Futures Contracts
Equity Risk	(59,486)	-	-	(59,486)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(1,484,701)	-	(1,484,701)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2013.

Statements of Assets and Liabilities location:	PIMCO Total Return Fund	Strategic Bond Fund
Receivables from:
Investments sold on a when-issued basis	X	X
Payables for:
Reverse repurchase agreements	X
Collateral pledged for open swap agreements	X
Investments purchased on a when-issued basis	X	X
Treasury roll transactions	X

Statements of Assets and Liabilities location:	Large Cap Value Fund	Fundamental Growth Fund	Growth Opportunities Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund
Payables for:
Securities on loan	X	X	X	X	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities location:	Mid Cap Growth Equity II Fund	Small Cap Growth Equity Fund	Small Company Growth Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Payables for:
Securities on loan	X	X	X	X	X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)		Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/13
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt†	$49,403,146		$-	$1,186,182	$(1,210,627)	$-	$(24,209,518)		$-	$(24,162,187	)**	$1,006,996	$(3,048)

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	***	$-	$(6,323,701)	$6,323,701	$-	$-		$-	$-		$-	$-

Russell 2000 Small Cap Index Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	***	$-	$-	$-	$-	$-	††	$-	$-		$-	$-

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Common Stock
Communications	$296,059		$-	$-	$-	$-	$-		$-	$-		$296,059	$-
Preferred Stock
Communications	3,734,487		-	-	158,395	-	-		-	-		3,892,882	158,395

	$4,030,546		$-	$-	$158,395	$-	$-		$-	$-		$4,188,941	$158,395

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$300,294		$-	$-	$-	$-	$-		$-	$-		$300,294	$-

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/13
MSCI EAFE International Index Fund
Long-Term Investments
Equities
Rights
Consumer, Non-cyclical	$3,727	$-	$399	$(2,037)	$-	$(1,992)	$-	$-	$97	$97

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.

***	Represents security at $0 value as of December 31, 2012.

†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2013, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	S&P 500 Index Fund	Growth Opportunities Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A
Directional Exposures to Currencies	A	A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A
Duration Management	A	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		A
Market Access		A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	S&P 500 Index Fund	Growth Opportunities Fund
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M

Options (Written)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment		M
Directional Investment		A

Rights and Warrants
Directional Investment		A		M
Result of a Corporate Action				A

Type of Derivative and Objective for Use	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A		A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management			A		A
Substitution for Direct Investment	A	A	M	A	M

Rights and Warrants
Result of a Corporate Action		A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

****	Includes any index swaps, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2013, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$-	$3,010,973	$-	$3,010,973
Futures Contracts^^	-	-	-	43,703	43,703
Swap Agreements*,^^	52,117	-	-	15,406,472	15,458,589

Total Value	$52,117	$-	$3,010,973	$15,450,175	$18,513,265

Liability Derivatives
Forward Contracts^	$-	$-	$(4,210,639)	$-	$(4,210,639)
Futures Contracts^^	-	-	-	(2,262,308)	(2,262,308)
Swap Agreements^,^^	(276,700)	-	-	(1,298,111)	(1,574,811)
Written Options^	-	-	-	(3,150,721)	(3,150,721)

Total Value	$(276,700)	$-	$(4,210,639)	$(6,711,140)	$(11,198,479)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$8,001,115	$-	$8,001,115
Futures Contracts	-	-	-	(2,071,804)	(2,071,804)
Swap Agreements	(76,805)	-	-	3,891,585	3,814,780
Written Options	-	-	-	778,455	778,455

Total Realized Gain (Loss)	$(76,805)	$-	$8,001,115	$2,598,236	$10,522,546

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$250,067	$-	$250,067
Futures Contracts	-	-	-	(2,354,098)	(2,354,098)
Swap Agreements	(1,511,067)	-	-	3,163,752	1,652,685
Written Options	-	-	-	(2,599,456)	(2,599,456)

Total Change in Appreciation (Depreciation)	$(1,511,067)	$-	$250,067	$(1,789,802)	$(3,050,802)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$501,220,726	$-	$501,220,726
Futures Contracts	-	-	-	2,682	2,682
Swap Agreements	$133,054,667	$-	$-	$472,533,333	$605,588,000
Written Options	-	-	-	259,600,151	259,600,151

Strategic Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$74,697	$-	$74,697
Futures Contracts^^	-	-	-	664,491	664,491
Swap Agreements*	23,381	-	-	22,640	46,021
Purchased Options*	-	-	- +	32,648	32,648
Warrants*	-	7,456	-	-	7,456

Total Value	$23,381	$7,456	$74,697	$719,779	$825,313

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$-	$(127,631)	$-	$(127,631)
Futures Contracts^^	-	-	-	(313,868)	(313,868)
Written Options^	-	-	-	(85,363)	(85,363)

Total Value	$-	$-	$(127,631)	$(399,231)	$(526,862)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$388,846	$-	$388,846
Futures Contracts	-	-	-	485,530	485,530
Swap Agreements	(52,701)	-	-	36,513	(16,188)
Purchased Options	-	-	-	(31,144)	(31,144)
Written Options	-	-	27,544	5,063	32,607

Total Realized Gain (Loss)	$(52,701)	$-	$416,390	$495,962	$859,651

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(168)	$-	$(168)
Futures Contracts	-	-	-	329,158	329,158
Swap Agreements	(3,356)	-	-	11,173	7,817
Purchased Options	-	-	(40,659)	38,502	(2,157)
Written Options	-	-	-	(65,177)	(65,177)
Warrants	-	3,643	-	-	3,643

Total Change in Appreciation (Depreciation)	$(3,356)	$3,643	$(40,827)	$313,656	$273,116

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$12,961,963	$-	$12,961,963
Futures Contracts	-	-	-	383	383
Swap Agreements	$1,200,000	$-	$-	$6,163,941	$7,363,941
Purchased Options	-	-	34,900	119	35,019
Written Options	-	-	-	70	70
Warrants	-	258	-	-	258

S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(448,015)	$-	$-	$(448,015)

Realized Gain (Loss)#
Futures Contracts	$-	$7,200,488	$-	$-	$7,200,488

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(444,433)	$-	$-	$(444,433)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	258	-	-	258

Growth Opportunities Fund
Asset Derivatives
Warrants*	$-	$667,069	$-	$-	$667,069

Change in Appreciation (Depreciation)##
Warrants	$-	$166,239	$-	$-	$166,239

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Growth Opportunities Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	127,442	-	-	127,442

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(2,508)	$-	$-	$(2,508)

Realized Gain (Loss)#
Futures Contracts	$-	$449,327	$-	$-	$449,327

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(38,846)	$-	$-	$(38,846)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	27	-	-	27

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$782	$-	$-	$782
Rights*	-	262	-	-	262

Total Value	$-	$1,044	$-	$-	$1,044

Realized Gain (Loss)#
Futures Contracts	$-	$507,165	$-	$-	$507,165

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(66,877)	$-	$-	$(66,877)
Rights	-	262	-	-	262

Total Change in Appreciation (Depreciation)	$-	$(66,615)	$-	$-	$(66,615)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	36	-	-	36
Rights	-	1,583	-	-	1,583

Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$-	$396,294	$-	$396,294

Liability Derivatives
Forward Contracts^	$-	$-	$(1,727,799)	$-	$(1,727,799)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$1,006,292	$-	$1,006,292
Futures Contracts	-	316,774	-	-	316,774
Rights	-	(4,442)	-	-	(4,442)

Total Realized Gain (Loss)	$-	$312,332	$1,006,292	$-	$1,318,624

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified International Fund (Continued)
Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(1,746,463)	$-	$(1,746,463)
Futures Contracts	-	(59,266)	-	-	(59,266)
Rights	-	811	-	-	811

Total Change in Appreciation (Depreciation)	$-	$(58,455)	$(1,746,463)	$-	$(1,804,918)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$53,795,808	$-	$53,795,808
Futures Contracts	-	51	-	-	51
Rights	-	202,546	-	-	202,546

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$-	$-	$7,044	$-	$7,044
Rights*	-	7,403	-	-	7,403

Total Value	$-	$7,403	$7,044	$-	$14,447

Liability Derivatives
Forward Contracts^	$-	$-	$(7,046)	$-	$(7,046)
Futures Contracts^^	-	(59,486)	-	-	(59,486)

Total Value	$-	$(59,486)	$(7,046)	$-	$(66,532)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(95,016)	$-	$(95,016)
Futures Contracts	-	180,931	-	-	180,931
Rights	-	(2,651)	-	-	(2,651)

Total Realized Gain (Loss)	$-	$178,280	$(95,016)	$-	$83,264

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$8,188	$-	$8,188
Futures Contracts	-	(106,080)	-	-	(106,080)
Rights	-	(2,334)	-	-	(2,334)

Total Change in Appreciation (Depreciation)	$-	$(108,414)	$8,188	$-	$(100,226)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$2,617,833	$-	$2,617,833
Futures Contracts	-	30	-	-	30
Rights	-	50,759	-	-	50,759

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$-	$1,274,807	$-	$1,274,807
Rights*	-	16	-	-	16

Total Value	$-	$16	$1,274,807	$-	$1,274,823

Liability Derivatives
Forward Contracts^	$-	$-	$(1,484,701)	$-	$(1,484,701)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$-	$2,802,057	$-	$2,802,057
Futures Contracts	-	120,674	-	-	120,674
Rights	-	420	-	-	420

Total Realized Gain (Loss)	$-	$121,094	$2,802,057	$-	$2,923,151

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(1,494,204)	$-	$(1,494,204)
Futures Contracts	-	(42,292)	-	-	(42,292)
Rights	-	736	-	-	736

Total Change in Appreciation (Depreciation)	$-	$(41,556)	$(1,494,204)	$-	$(1,535,760)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$78,472,283	$-	$78,472,283
Futures Contracts	-	14	-	-	14
Rights	-	689,480	-	-	689,480

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2013.
+	Represents security at $0 value as of June 30, 2013.

The following table presents the Fund(s) derivative assets by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2013.

Counterparty	Gross Assets in Statements of Assets and Liabilities	Derivative Assets/(Liabilities) Available for Offset	Collateral Received***	Net Amount of Derivative Assets*
PIMCO Total Return Fund
Barclays Bank PLC	$1,570,023	$(977,653)	$(280,000)	$312,370
Credit Suisse Securities LLC	12,673	(12,673)	-	-
Goldman Sachs & Co.	571,205	(571,205)	-	-
JP Morgan Chase Bank	110,730	(110,730)	-	-
Royal Bank of Scotland PLC	377,290	(377,290)	-	-
UBS AG	429,449	(429,449)	-	-

	$3,071,370	$(2,479,000)	$(280,000)	$312,370

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Gross Assets in Statements of Assets and Liabilities	Derivative Assets/(Liabilities) Available for Offset	Collateral Received***	Net Amount of Derivative Assets*
Strategic Bond Fund
Barclays Bank PLC	$39,658	$-	$-	$39,658

The following table presents the Fund(s) derivative liabilities by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2013.

Counterparty	Gross Liabilities in Statements of Assets and Liabilities	Derivative Assets/(Liabilities) Available for Offset	Collateral Pledged***	Net Amount of Derivative Liabilities**
PIMCO Total Return Fund
Barclays Bank PLC	$977,653	$(977,653)	$-	$-
Credit Suisse Securities LLC	262,538	(12,673)	-	249,865
Goldman Sachs & Co.	1,661,291	(571,205)	(1,089,177)	909
JP Morgan Chase Bank	243,594	(110,730)	(132,864)	-
Royal Bank of Scotland PLC	1,168,903	(377,290)	(791,613)	-
UBS AG	3,350,999	(429,449)	(2,788,260)	133,290

	$7,664,978	$(2,479,000)	$(4,801,914)	$384,064

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Financial Statements (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2013. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	3,806,000	Euro	7/02/13	$5,070,142	$4,954,078	$(116,064)
	Barclays Bank PLC	583,600,000	Japanese Yen	7/18/13	6,071,641	5,884,601	(187,040)
	Barclays Bank PLC	1,826,100	Malaysian Ringgit	7/15/13	600,000	577,453	(22,547)

					11,741,783	11,416,132	(325,651)

	Credit Suisse Securities LLC	1,715,000	British Pound	7/02/13	2,683,360	2,608,429	(74,931)
	Credit Suisse Securities LLC	4,441,000	Euro	7/02/13	5,767,952	5,780,625	12,673
	Credit Suisse Securities LLC	992,200,000	Indonesian Rupiah	8/12/13	100,000	99,527	(473)
	Credit Suisse Securities LLC	397,800,000	Japanese Yen	7/18/13	4,079,276	4,011,127	(68,149)
	Credit Suisse Securities LLC	913,800	Malaysian Ringgit	7/15/13	300,000	288,964	(11,036)

					12,930,588	12,788,672	(141,916)

	Goldman Sachs & Co.	23,054,000	British Pound	7/02/13	35,599,987	35,063,971	(536,016)

	JP Morgan Chase Bank	12,233,000	Euro	7/02/13	15,838,212	15,923,078	84,866
	JP Morgan Chase Bank	2,976,000,000	Indonesian Rupiah	8/12/13	300,000	298,522	(1,478)
	JP Morgan Chase Bank	38,938,640	Japanese Yen	7/12/13	403,092	392,620	(10,472)

					16,541,304	16,614,220	72,916

	Royal Bank of Scotland PLC	24,890,000	Euro	8/02/13	32,765,121	32,402,037	(363,084)

	UBS AG	22,737,285	Brazilian Real	8/02/13	11,190,710	10,118,727	(1,071,983)
	UBS AG	1,295,000	British Pound	7/02/13	2,032,082	1,969,630	(62,452)
	UBS AG	4,410,000	Euro	7/02/13	5,846,203	5,740,274	(105,929)
	UBS AG	248,821,868	Mexican Peso	9/18/13	20,275,662	19,070,977	(1,204,685)

					39,344,657	36,899,608	(2,445,049)

					$148,923,440	$145,184,640	$(3,738,800)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (continued)
SELLS
	Barclays Bank PLC	44,552,000	Canadian Dollar	9/23/13	$43,749,632	$42,277,431	$1,472,201
	Barclays Bank PLC	456,800,000	Japanese Yen	7/18/13	4,663,370	4,606,041	57,329
	Barclays Bank PLC	32,827,128	Mexican Peso	9/18/13	2,538,571	2,516,038	22,533

					50,951,573	49,399,510	1,552,063

	Credit Suisse Securities LLC	700,000	Euro	6/02/14	887,600	912,921	(25,321)

	Goldman Sachs & Co.	23,054,000	British Pound	8/02/13	35,592,725	35,056,594	536,131

	JP Morgan Chase Bank	927,750	Malaysian Ringgit	7/15/13	300,000	293,375	6,625
	JP Morgan Chase Bank	29,509,519	Mexican Peso	9/18/13	2,281,000	2,261,761	19,239

					2,581,000	2,555,136	25,864

	Royal Bank of Scotland PLC	26,064,000	British Pound	7/02/13	39,349,238	39,642,029	(292,791)
	Royal Bank of Scotland PLC	24,890,000	Euro	7/02/13	32,760,218	32,398,055	362,163
	Royal Bank of Scotland PLC	732,804,000	Japanese Yen	7/18/13	7,404,192	7,389,065	15,127

					79,513,648	79,429,149	84,499

	UBS AG	1,200,000	Euro	9/04/13	1,514,844	1,562,407	(47,563)
	UBS AG	35,854,658	Euro	9/20/13	47,094,197	46,686,528	407,669
	UBS AG	3,968,200,000	Indonesian Rupiah	8/12/13	400,707	398,049	2,658
	UBS AG	1,812,150	Malaysian Ringgit	7/15/13	584,801	573,042	11,759
	UBS AG	27,536,319	Mexican Peso	9/18/13	2,101,899	2,110,524	(8,625)

					51,696,448	51,330,550	365,898

					$221,222,994	$218,683,860	$2,539,134

Strategic Bond Fund
BUYS
	Citibank N.A.	165,300,000	Japanese Yen	8/16/13	$1,665,198	$1,666,967	$1,769
	Citibank N.A.	36,200,000	Philippine Peso	8/02/13	880,393	837,593	(42,800)

					2,545,591	2,504,560	(41,031)

	JP Morgan Chase Bank	1,780,000	Brazilian Real	8/15/13	875,209	790,378	(84,831)

					$3,420,800	$3,294,938	$(125,862)

SELLS
	Barclays Bank PLC	87,063,000	Japanese Yen	8/16/13	$881,633	$877,985	$3,648

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund (continued)
SELLS (continued)
Citibank N.A.	1,122,000	British Pound	8/16/13	$1,738,567	$1,705,994	$32,573
Citibank N.A.	1,448,898	Euro	8/16/13	1,902,722	1,886,310	16,412
Citibank N.A.	332,424,000	Japanese Yen	8/16/13	3,354,778	3,352,328	2,450

				6,996,067	6,944,632	51,435

Morgan Stanley & Co.	1,270,000	Euro	8/16/13	1,668,094	1,653,404	14,690

UBS AG	466,893	Euro	8/16/13	611,000	607,845	3,155

				$10,156,794	$10,083,866	$72,928

Diversified International Fund
BUYS
Australia and New Zealand Banking Group	265,209	British Pound	7/10/13	$410,507	$403,348	$(7,159)
Australia and New Zealand Banking Group	329,582	Euro	7/10/13	432,810	429,014	(3,796)

				843,317	832,362	(10,955)

Barclays Bank PLC	738,487	Euro	7/10/13	961,130	961,282	152
Barclays Bank PLC	326,249	Euro	10/08/13	424,878	424,848	(30)
Barclays Bank PLC	6,616,892	Swedish Krona	7/10/13	1,006,074	986,513	(19,561)

				2,392,082	2,372,643	(19,439)

Citibank N.A.	2,430,490	Swedish Krona	7/10/13	368,408	362,362	(6,046)

Credit Suisse Securities LLC	276,727	British Pound	7/10/13	424,793	420,865	(3,928)
Credit Suisse Securities LLC	91,437,914	Japanese Yen	7/10/13	915,075	921,968	6,893

				1,339,868	1,342,833	2,965

Goldman Sachs & Co.	593,418	British Pound	7/10/13	903,776	902,510	(1,266)
Goldman Sachs & Co.	274,961	Euro	7/10/13	354,343	357,915	3,572
Goldman Sachs & Co.	3,594,761	Singapore Dollar	7/10/13	2,900,404	2,836,150	(64,254)
Goldman Sachs & Co.	9,593,486	Swedish Krona	7/10/13	1,475,430	1,430,294	(45,136)

				5,633,953	5,526,869	(107,084)

Merrill Lynch International	183,670,276	Japanese Yen	7/10/13	1,808,234	1,851,943	43,709

Morgan Stanley & Co.	10,754,092	Australian Dollar	7/10/13	11,127,786	9,829,372	(1,298,414)
Morgan Stanley & Co.	584,724	Swiss Franc	7/10/13	622,175	619,093	(3,082)

				11,749,961	10,448,465	(1,301,496)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
	Royal Bank of Canada	69,033,709	Japanese Yen	7/10/13	$708,067	$696,066	$(12,001)

	Royal Bank of Scotland PLC	271,645	British Pound	7/10/13	409,464	413,136	3,672
	Royal Bank of Scotland PLC	1,571,855	Euro	7/10/13	2,027,280	2,046,069	18,789

					2,436,744	2,459,205	22,461

	State Street Bank and Trust Co.	675,904	British Pound	7/10/13	1,041,284	1,027,961	(13,323)
	State Street Bank and Trust Co.	432,720	Euro	7/10/13	565,933	563,268	(2,665)
	State Street Bank and Trust Co.	3,780,555	Hong Kong Dollar	7/10/13	487,245	487,446	201
	State Street Bank and Trust Co.	378,068	Swiss Franc	7/10/13	390,420	400,289	9,869

					2,484,882	2,478,964	(5,918)

	Toronto Dominion Bank	4,105,030	Hong Kong Dollar	7/10/13	528,978	529,282	304

	UBS AG	2,143,238	Norwegian Krone	7/10/13	371,030	352,738	(18,292)

	Westpac Banking Corp.	909,682	Euro	7/10/13	1,193,630	1,184,124	(9,506)
	Westpac Banking Corp.	5,563,027	Hong Kong Dollar	7/10/13	717,312	717,269	(43)
	Westpac Banking Corp.	49,930,851	Japanese Yen	7/10/13	503,620	503,452	(168)

					2,414,562	2,404,845	(9,717)

					$33,080,086	$31,658,577	$(1,421,509)

SELLS
	Barclays Bank PLC	519,781	British Pound	10/08/13	$792,907	$790,061	$2,846

	BNP Paribas SA	214,531	British Pound	7/10/13	331,394	326,273	5,121
	BNP Paribas SA	378,087	Euro	7/10/13	491,786	492,152	(366)

					823,180	818,425	4,755

	Citibank N.A.	1,449,276	Euro	7/10/13	1,870,990	1,886,509	(15,519)
	Citibank N.A.	554,351	Swiss Franc	7/10/13	584,783	586,935	(2,152)

					2,455,773	2,473,444	(17,671)

	Credit Suisse Securities LLC	78,000,366	Japanese Yen	7/10/13	800,944	786,475	14,469

	Goldman Sachs & Co.	644,019	British Pound	7/10/13	973,419	979,467	(6,048)
	Goldman Sachs & Co.	6,279,242	Euro	7/10/13	8,135,160	8,173,630	(38,470)
	Goldman Sachs & Co.	29,719,550	Hong Kong Dollar	7/10/13	3,829,197	3,831,892	(2,695)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Goldman Sachs & Co.	166,224,618	Japanese Yen	7/10/13	$1,681,918	$1,676,039	$5,879

				14,619,694	14,661,028	(41,334)

Morgan Stanley & Co.	525,611	Canadian Dollar	7/10/13	517,610	499,679	17,931

Royal Bank of Canada	621,624	Euro	7/10/13	808,087	809,162	(1,075)

Royal Bank of Scotland PLC	1,000,553	Australian Dollar	7/10/13	962,109	914,518	47,591

State Street Bank and Trust Co.	442,134	Euro	7/10/13	578,130	575,522	2,608
State Street Bank and Trust Co.	138,152,724	Japanese Yen	7/10/13	1,410,058	1,392,991	17,067

				1,988,188	1,968,513	19,675

UBS AG	463,951	British Pound	7/10/13	704,749	705,608	(859)
UBS AG	357,692,939	Japanese Yen	7/10/13	3,720,511	3,606,610	113,901

				4,425,260	4,312,218	113,042

Westpac Banking Corp.	1,204,925	British Pound	7/10/13	1,826,312	1,832,530	(6,218)
Westpac Banking Corp.	242,852	Euro	7/10/13	317,932	316,118	1,814
Westpac Banking Corp.	73,801,870	Japanese Yen	7/10/13	757,672	744,143	13,529
Westpac Banking Corp.	799,968	Swiss Franc	7/10/13	859,162	846,987	12,175

				3,761,078	3,739,778	21,300

				$31,954,830	$31,773,301	$181,529

Cross Currency Forwards
Barclays Bank PLC	282,825	USD/British Pound	7/10/13	$428,919	$430,140	$1,221
	334,026	Euro/USD	7/10/13	428,919	434,799	(5,880)

					$864,939	$(4,659)

Credit Suisse Securities LLC	365,573	USD/Euro	7/10/13	$475,556	$475,863	$307
	46,946,958	Japanese Yen/USD	7/10/13	475,556	473,365	2,191

					$949,228	$2,498

Credit Suisse Securities LLC	40,343,082	USD/Japanese Yen	7/10/13	$416,574	$406,778	$(9,796)
	314,157	Euro/USD	7/10/13	416,574	408,935	7,639

					$815,713	$(2,157)

Goldman Sachs & Co.	409,876	USD/British Pound	7/10/13	$631,250	$623,366	$(7,884)
	62,686,784	Japanese Yen/USD	7/10/13	631,250	632,069	(819)

					$1,255,435	$(8,703)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)
	Goldman Sachs & Co.	1,811,496	USD/British Pound	7/10/13	$2,789,888	$2,755,045	$(34,843)
		2,633,572	Swiss Franc/ USD	7/10/13	2,789,888	2,788,366	1,522

						$5,543,411	$(33,321)

	State Street Bank and Trust Co.	48,657,746	USD/Japanese Yen	7/10/13	$492,762	$490,615	$(2,147)
		538,935	Australian Dollar/USD	7/10/13	492,762	492,593	169

						$983,208	$(1,978)

	State Street Bank and Trust Co.	312,060	USD/British Pound	7/10/13	$475,517	$474,602	$(915)
		45,649,073	Japanese Yen/USD	7/10/13	475,517	460,279	15,238

						$934,881	$14,323

	Westpac Banking Corp.	598,338	USD/Australian Dollar	7/10/13	$613,327	$546,888	$(66,439)
		394,383	British Pound/USD	7/10/13	613,327	599,804	13,523

						$1,146,692	$(52,916)

	Westpac Banking Corp.	1,795,449	USD/Norwegian Krone	7/10/13	$312,502	$295,498	$(17,004)
		328,344	Australian Dollar/USD	7/10/13	312,502	300,110	12,392

						$595,608	$(4,612)

MSCI EAFE International Index Fund
BUYS
	Citibank N.A.	159,422	Euro	9/18/13	$210,000	$207,583	$(2,417)
	Citibank N.A.	22,539,287	Japanese Yen	9/18/13	230,000	227,337	(2,663)
	Citibank N.A.	9,240	Swiss Franc	9/18/13	10,000	9,789	(211)

					450,000	444,709	(5,291)

	Goldman Sachs & Co.	6,377	British Pound	9/18/13	10,000	9,694	(306)
	Goldman Sachs & Co.	44,967	Euro	9/18/13	60,000	58,551	(1,449)

					70,000	68,245	(1,755)

					$520,000	$512,954	$(7,046)

SELLS
	Morgan Stanley & Co.	13,181,896	Japanese Yen	9/18/13	$140,000	$132,956	$7,044

Overseas Fund
BUYS
	Barclays Bank PLC	448,244	Euro	7/10/13	$583,382	$583,475	$93

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
Barclays Bank PLC	525,656	Euro	10/08/13	$684,570	$684,521	$(49)
Barclays Bank PLC	4,820,234	Swedish Krona	7/10/13	733,405	718,649	(14,756)

				2,001,357	1,986,645	(14,712)

BNP Paribas SA	9,261,010	Australian Dollar	7/10/13	9,587,955	8,464,676	(1,123,279)
BNP Paribas SA	569,123	Swiss Franc	7/10/13	605,839	602,575	(3,264)

				10,193,794	9,067,251	(1,126,543)

Credit Suisse Securities LLC	388,068	British Pound	7/10/13	595,707	590,199	(5,508)
Credit Suisse Securities LLC	88,385,833	Japanese Yen	7/10/13	884,808	891,192	6,384

				1,480,515	1,481,391	876

Goldman Sachs & Co.	1,732,224	Norwegian Krone	7/10/13	299,936	285,093	(14,843)

Merrill Lynch International	70,398,771	Japanese Yen	7/10/13	693,076	709,829	16,753

Morgan Stanley & Co.	596,244	British Pound	7/10/13	907,987	906,808	(1,179)

Royal Bank of Canada	356,845	British Pound	7/10/13	547,590	542,713	(4,877)
Royal Bank of Canada	825,991	Euro	7/10/13	1,081,621	1,075,185	(6,436)
Royal Bank of Canada	120,448,896	Japanese Yen	7/10/13	1,225,186	1,214,483	(10,703)
Royal Bank of Canada	324,359	Swiss Franc	7/10/13	349,135	343,424	(5,711)

				3,203,532	3,175,805	(27,727)

Royal Bank of Scotland PLC	665,135	Australian Dollar	7/10/13	657,024	607,942	(49,082)
Royal Bank of Scotland PLC	441,613	British Pound	7/10/13	674,290	671,635	(2,655)
Royal Bank of Scotland PLC	555,239	Euro	7/10/13	719,742	722,749	3,007

				2,051,056	2,002,326	(48,730)

Societe General	639,666	Euro	7/10/13	824,090	832,648	8,558

State Street Bank and Trust Co.	1,650,000	Swedish Krona	9/18/13	252,603	245,618	(6,985)
State Street Bank and Trust Co.	1,790,000	Swiss Franc	9/18/13	1,843,081	1,896,407	53,326

				2,095,684	2,142,025	46,341

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
	Toronto Dominion Bank	3,648,916	Hong Kong Dollar	7/10/13	$470,202	$470,473	$271
	Toronto Dominion Bank	249,387	Swiss Franc	10/08/13	264,024	264,267	243

					734,226	734,740	514

	UBS AG	197,946	British Pound	7/10/13	306,388	301,050	(5,338)
	UBS AG	308,553	Euro	7/10/13	404,969	401,640	(3,329)
	UBS AG	3,349,611	Hong Kong Dollar	7/10/13	431,715	431,882	167
	UBS AG	55,154,112	Japanese Yen	7/10/13	537,356	556,118	18,762
	UBS AG	2,978,566	Singapore Dollar	7/10/13	2,403,930	2,349,991	(53,939)
	UBS AG	8,271,911	Swedish Krona	7/10/13	1,273,162	1,233,260	(39,902)
	UBS AG	297,990	Swiss Franc	7/10/13	307,765	315,505	7,740

					5,665,285	5,589,446	(75,839)

	Westpac Banking Corp.	466,845	Euro	7/10/13	612,609	607,687	(4,922)
	Westpac Banking Corp.	4,932,443	Hong Kong Dollar	7/10/13	636,003	635,965	(38)

					1,248,612	1,243,652	(4,960)

					$31,399,150	$30,157,659	$(1,241,491)

SELLS
	Australia and New Zealand Banking Group	92,609,947	Japanese Yen	7/10/13	$923,726	$933,784	$(10,058)

	Barclays Bank PLC	322,898	British Pound	10/08/13	492,569	490,801	1,768
	Barclays Bank PLC	284,297	Euro	7/10/13	365,708	370,067	(4,359)

					858,277	860,868	(2,591)

	BNP Paribas SA	996,974	British Pound	7/10/13	1,520,295	1,516,265	4,030
	BNP Paribas SA	427,266	Canadian Dollar	7/10/13	420,808	406,186	14,622
	BNP Paribas SA	685,388	Euro	7/10/13	891,708	892,164	(456)

					2,832,811	2,814,615	18,196

	Citibank N.A.	282,539	Australian Dollar	7/10/13	287,552	258,244	29,308
	Citibank N.A.	454,988	British Pound	7/10/13	697,686	691,976	5,710
	Citibank N.A.	1,099,514	Euro	7/10/13	1,429,034	1,431,228	(2,194)
	Citibank N.A.	68,984,755	Japanese Yen	7/10/13	695,995	695,572	423

					3,110,267	3,077,020	33,247

	Credit Suisse Securities LLC	538,774	Australian Dollar	7/10/13	498,868	492,446	6,422
	Credit Suisse Securities LLC	25,992,133	Japanese Yen	7/10/13	274,175	262,078	12,097
	Credit Suisse Securities LLC	609,045	Swiss Franc	7/10/13	657,881	644,843	13,038

					1,430,924	1,399,367	31,557

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
Goldman Sachs & Co.	380,901	Australian Dollar	7/10/13	$367,131	$348,148	$18,983
Goldman Sachs & Co.	325,683,315	Japanese Yen	7/10/13	3,396,009	3,283,857	112,152

				3,763,140	3,632,005	131,135

Morgan Stanley & Co.	5,085,551	Euro	7/10/13	6,573,619	6,619,815	(46,196)
Morgan Stanley & Co.	28,027,990	Hong Kong Dollar	7/10/13	3,611,188	3,613,791	(2,603)

				10,184,807	10,233,606	(48,799)

State Street Bank and Trust Co.	4,530,000	Australian Dollar	12/18/13	4,608,369	4,094,541	513,828
State Street Bank and Trust Co.	278,375	British Pound	7/10/13	423,862	423,371	491
State Street Bank and Trust Co.	802,710	Euro	7/10/13	1,047,588	1,044,880	2,708
State Street Bank and Trust Co.	68,023,109	Japanese Yen	7/10/13	701,169	685,875	15,294
State Street Bank and Trust Co.	206,000,000	Japanese Yen	8/19/13	2,172,102	2,077,435	94,667
State Street Bank and Trust Co.	14,130,000	Swedish Krona	9/18/13	2,117,952	2,103,384	14,568
State Street Bank and Trust Co.	648,368	Swiss Franc	7/10/13	694,623	686,478	8,145
State Street Bank and Trust Co.	7,300,000	Swiss Franc	9/18/13	7,924,446	7,733,949	190,497

				19,690,111	18,849,913	840,198

UBS AG	379,653	British Pound	7/10/13	576,698	577,401	(703)
UBS AG	267,559	Swiss Franc	7/10/13	280,751	283,285	(2,534)

				857,449	860,686	(3,237)

Westpac Banking Corp.	507,412	British Pound	7/10/13	777,857	771,707	6,150
Westpac Banking Corp.	122,831,790	Japanese Yen	7/10/13	1,250,674	1,238,510	12,164

				2,028,531	2,010,217	18,314

				$45,680,043	$44,672,081	$1,007,962

Cross Currency Forwards

Citibank N.A.	299,802	USD/Euro	7/10/13	$396,203	$390,249	$(5,954)
	256,362	British Pound/USD	7/10/13	396,203	389,892	6,311

					$780,141	$357

Credit Suisse Securities LLC	33,649,961	USD/Japanese Yen	7/10/13	$338,327	$339,292	$965
	260,525	Euro/USD	7/10/13	338,327	339,123	(796)

					$678,415	$169

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Credit Suisse Securities LLC	260,231	USD/British Pound	7/10/13	$399,128	$395,776	$(3,352)
	39,242,634	Japanese Yen/USD	7/10/13	399,128	395,683	3,445

					$791,459	$93

Goldman Sachs & Co.	38,637,066	USD/Japanese Yen	7/10/13	$405,852	$389,577	$(16,275)
	305,385	Euro/USD	7/10/13	405,852	397,517	8,335

					$787,094	$(7,940)

Goldman Sachs & Co.	616,692	USD/British Pound	7/10/13	$944,063	$937,906	$(6,157)
	996,614	Australian Dollar/USD	7/10/13	944,063	910,918	33,145

					$1,848,824	$26,988

Royal Bank of Scotland PLC	1,587,866	USD/British Pound	7/10/13	$2,430,784	$2,414,933	$(15,851)
	2,305,680	Swiss Franc/USD	7/10/13	2,430,784	2,441,202	(10,418)

					$4,856,135	$(26,269)

State Street Bank and Trust Co.	365,313	USD/Euro	7/10/13	$466,615	$475,525	$8,910
	44,162,327	Japanese Yen/USD	7/10/13	466,615	445,288	21,327

					$920,813	$30,237

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the

Notes to Financial Statements (Unaudited) (Continued)

asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at June 30, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
27	3 Month EURIBOR	12/15/14	$8,731,660	$3,919
42	3 Month EURIBOR	3/16/15	13,571,648	(20,247)
41	3 Month EURIBOR	6/15/15	13,236,506	(21,628)
1	3 Month EURIBOR	9/14/15	322,532	(538)
153	90 Day Eurodollar	9/15/14	38,033,888	25,463
244	90 Day Eurodollar	12/15/14	60,588,250	7,594
1,390	90 Day Eurodollar	6/15/15	343,972,875	(357,611)
191	90 Day Eurodollar	9/14/15	47,155,512	(154,783)
827	90 Day Eurodollar	12/14/15	203,648,750	(1,259,102)
234	90 Day Eurodollar	3/14/16	57,467,475	(431,514)

				$(2,208,447)

SELLS
14	Euro-Bund Futures RXA Commodity Call, Strike 148.00	8/23/13	$(729)	$6,727
14	Euro-Bund Futures RXA Commodity Put, Strike 142.00	8/23/13	(30,615)	(16,885)

				$(10,158)

Strategic Bond Fund
BUYS
46	U.S. Treasury Long Bond	9/19/13	$6,248,812	$(302,384)
1	Ultra Long U.S. Treasury Bond	9/19/13	147,313	(8,308)
10	90 Day Eurodollar	3/16/15	2,479,375	3,718
24	3 Month Euribor	6/15/15	7,748,199	(3,176)

				$(310,150)

SELLS
202	U.S. Treasury Note 10 Year	9/19/13	$(25,565,625)	$601,054
70	U.S. Treasury Note 2 Year	9/30/13	(15,400,000)	12,804
31	U.S. Treasury Note 5 Year	9/30/13	(3,752,453)	46,915

				$660,773

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Fund
BUYS
742	S&P 500 E Mini Index	9/20/13	$59,334,030	$(448,015)

S&P Mid Cap Index Fund
BUYS
22	S&P Midcap 400 Emini Index	9/20/13	$2,547,380	$(2,508)

Russell 2000 Small Cap Index Fund
BUYS
51	Russell 2000 Mini Index	9/20/13	$4,970,970	$782

MSCI EAFE International Index Fund
BUYS
21	MSCI EAFE Mini Index	9/20/13	$1,721,685	$(59,486)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would

Notes to Financial Statements (Unaudited) (Continued)

trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at June 30, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$17,100,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	$(116,989)	$(78,063)	$(195,052)
3,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	27,052	(17,372)	9,680

							(89,937)	(95,435)	(185,372)

6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(72,770)	(8,878)	(81,648)

7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	229,837	(207,341)	22,496
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	144,328	(132,765)	11,563
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	7,035	(6,020)	1,015

							381,200	(346,126)	35,074

1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	17,292	(14,146)	3,146
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	27,911	(23,694)	4,217

							45,203	(37,840)	7,363

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
63,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 5.500%	$51,386	$(43,106)	$8,280
98,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 6.000%	(216,225)	(51,278)	(267,503)

						(164,839)	(94,384)	(259,223)

1,600,000	BRL	1/02/17	Goldman Sachs & Co.	BRL CETIP Interbank	Fixed 9.095%	(29,487)	-	(29,487)

7,000,000	MXN	6/05/23	JP Morgan Chase Bank	MXN TIIE Mexican Banxico	Fixed 6.000%	(6,938)	(17,272)	(24,210)

8,000,000	BRL	1/02/17	UBS AG	BRL CETIP Interbank	Fixed 8.900%	(157,419)	(799)	(158,218)

Centrally Cleared Swaps
155,300,000	USD	3/18/16		3-Month USD-LIBOR-BBA	Fixed 1.500%	(682,714)	1,225,069	542,355
53,000,000	USD	10/15/17		Federal Funds Effective Rate US	Fixed 1.000%	(760,143)	(58,550)	(818,693)
107,800,000	USD	6/19/43		3-Month USD-LIBOR-BBA	Fixed 2.750%	7,071,643	7,784,194	14,855,837

						5,628,786	8,950,713	14,579,499

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund
Credit Default Swaps
400,000	EUR	6/20/18	Barclays Bank PLC	Buy	(1.000%	)	Markit iTraxx Europe Senior Financial	$765	$14,822	$15,587
200,000	EUR	6/20/18	Barclays Bank PLC	Buy	(1.000%	)	Markit iTraxx Europe Senior Financial	(720)	8,514	7,794

								45	23,336	23,381

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund (Continued)
Total Return Swaps
$390,334	USD	1/12/41	Morgan Stanley & Co.	1 Month USD-LIBOR-BBA	IOS.FN30.500.10	$10,689	$(678)	$10,011

640,061	USD	1/12/41	Barclays Bank PLC	1 Month USD-LIBOR-BBA	IOS.FN30.400.10	12,747	(118)	12,629

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC amounted to $280,000 in cash at June 30, 2013; and collateral for swap agreements held by Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $1,089,177, $284,930, $1,017,889 and $2,788,260 in securities, respectively, at June 30, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Number of Contracts	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40*	$16,084	$5,668
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40**	15,079	5,668
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40*	16,084	41,637
7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40**	17,089	41,637
15,700,000	7/24/13	Interest Rate Swaption EUR 2 Year Put, Strike 1.15***	31,993	980
4,700,000	7/24/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.70**	23,165	3,355
24,100,000	7/18/13	Interest Rate Swaption USD 5 Year Call, Strike 0.70††	7,230	-
24,100,000	7/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.00††	72,300	691,544
9,500,000	9/03/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75†	3,800	52
9,500,000	9/03/13	Interest Rate Swaption USD 5 Year Put, Strike 1.10†	36,575	265,249
40,400,000	10/28/13	Interest Rate Swaption USD 5 Year Put, Strike 1.50*	111,230	723,155
9,300,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80**	44,640	13
21,800,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*	106,795	29
16,600,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80†	58,872	22
13,900,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80****	51,084	19
21,800,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*	87,795	325,299
16,600,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65†	77,818	247,705
13,900,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65****	55,911	207,415
9,300,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65**	65,100	138,774
160	8/23/13	U.S. Treasury Note 10 Year Put, Strike 129.00	93,004	447,500
160	8/23/13	U.S. Treasury Note 10 Year Call, Strike 133.00	47,254	5,000

			$1,038,902	$3,150,721

Strategic Bond Fund
42	12/16/13	Eurodollar Futures Put, Strike 99.50	$5,901	$4,988
22	7/26/13	U.S. Treasury Note 10 Year Put, Strike 129.00	11,616	57,406
42	7/26/13	U.S. Treasury Note 5 Year Put, Strike 121.00	3,145	22,969

			$20,662	$85,363

EUR	Euro
USD	United States Dollar
*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty Barclays Bank PLC.
***	OTC traded option counterparty Credit Suisse Securities LLC.
****	OTC traded option counterparty JP Morgan Chase Bank.
†	OTC traded option counterparty Royal Bank of Scotland PLC.
††	OTC traded option counterparty UBS AG.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2012	69,200,000	$526,218
Options written	428,800,452	1,307,520
Options expired	(215,600,066)	(794,800)
Options exercised	(66)	(36)

Options outstanding at June 30, 2013	282,400,320	$1,038,902

Strategic Bond Fund
Options outstanding at December 31, 2012	17	$1,007
Options written	1,740,305	88,860
Options terminated in closing purchase transactions	(149)	(33,929)
Options expired	(1,740,067)	(35,276)

Options outstanding at June 30, 2013	106	$20,662

Structured Investments

A structured investment typically involves the deposit by a financial institution of one or more securities or other assets (the “underlying investments”) with a specially created corporation or trust, which in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by a Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are

Notes to Financial Statements (Unaudited) (Continued)

expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Reverse repurchase agreements and Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had open reverse repurchase agreements during the period ended June 30, 2013:

Description	Value
PIMCO Total Return Fund
Agreement with Royal Bank of Scotland PLC, dated 6/25/13, 0.010%, to be repurchased on demand until 7/02/13 at value plus accrued interest.	$14,328,000

Average balance outstanding	$22,155,783
Average interest rate	0.09%
Maximum balance outstanding	$92,806,000
Weighted average maturity	6 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had Treasury roll transactions during the period ended June 30, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$8,751,246
Weighted average interest rate	0.02%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury rolls.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

The Funds employ an agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended June 30, 2013, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$192,217	$38,459	$153,758
Fundamental Growth Fund	22,992	4,647	18,345
Growth Opportunities Fund	63,261	12,749	50,512
Small Company Value Fund	277,157	55,646	221,511
S&P Mid Cap Index Fund	29,468	5,933	23,535
Russell 2000 Small Cap Index Fund	165,868	33,298	132,570
Mid Cap Growth Equity II Fund	639,792	128,320	511,472
Small Cap Growth Equity Fund	919,422	188,522	730,900
Small Company Growth Fund	59,947	12,026	47,921
Diversified International Fund	174,113	39,314	134,799
MSCI EAFE International Index Fund	147,583	29,807	117,776
Overseas Fund	449,215	99,211	350,004

	$3,141,035	$647,932	$2,493,103

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense, are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

PIMCO Total Return Fund	0.35% on the first $3 billion; and
0.32% on any excess over $3 billion
Strategic Bond Fund	0.55% on the first $200 million; and
0.45% on any excess over $200 million
Diversified Value Fund	0.50% on the first $400 million; and
0.475% on any excess over $400 million
Fundamental Value Fund	0.65% on the first $1.25 billion;
0.625% on the next $250 million; and
0.60% on any excess over $1.5 billion
Large Cap Value Fund	0.65% on the first $750 million; and
0.60% on any excess over $750 million
S&P 500 Index Fund	0.10% on the first $2.5 billion;
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Focused Value Fund	0.69% on the first $1 billion; and
0.64% on any excess over $1 billion
Fundamental Growth Fund	0.65%
Blue Chip Growth Fund	0.65% on the first $750 million; and
0.60% on any excess over $750 million
Growth Opportunities Fund	0.73% on the first $500 million; and
0.70% on any excess over $500 million
Mid-Cap Value Fund	0.70% on the first $350 million; and
0.65% on any excess over $350 million
Small Cap Value Equity Fund	0.75% on the first $350 million; and
0.70% on any excess over $350 million
Small Company Value Fund	0.85% on the first $750 million; and
0.80% on any excess over $750 million
S&P Mid Cap Index Fund	0.10%
Russell 2000 Small Cap Index Fund	0.10%
Mid Cap Growth Equity II Fund	0.75% on the first $2 billion; and
0.70% on any excess over $2 billion
Small Cap Growth Equity Fund	0.82% on the first $1 billion; and
0.80% on any excess over $1 billion
Small Company Growth Fund	0.85% on the first $350 million; and
0.80% on any excess over $350 million
Diversified International Fund	0.90% on the first $250 million; and
0.88% on any excess over $250 million
MSCI EAFE International Index Fund	0.10%
Overseas Fund	1.00% on the first $750 million;
0.975% on the next $500 million; and
0.95% on any excess over $1.25 billion

MassMutual has also entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC for a portion of the Small Cap Value Equity Fund; Brandywine Global Investment Management, LLC for a portion of the Diversified Value Fund; Columbia Management Investment Advisers, LLC for a portion of the Large Cap Value Fund; Delaware Management Company for a portion of the Growth Opportunities Fund; Eagle Asset

Notes to Financial Statements (Unaudited) (Continued)

Management, Inc. for a portion of the Small Company Growth Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; Federated Clover Investment Advisors for a portion of the Small Company Value Fund; Frontier Capital Management Company, LLC for a portion of the Mid Cap Growth Equity II Fund; Harris Associates L.P. for the Focused Value Fund and a portion of the Overseas Fund; Huber Capital Management, LLC for a portion of the Large Cap Value Fund; J.P. Morgan Investment Management Inc. for the Diversified International Fund and a portion of the Overseas Fund; Loomis, Sayles & Company, L.P. for a portion of the Diversified Value Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; NFJ Investment Group LLC for a portion of the Mid-Cap Value Fund; Northern Trust Investments, Inc. for the S&P 500 Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund; Pacific Investment Management Company LLC for the PIMCO Total Return Fund; Sands Capital Management, LLC for a portion of the Growth Opportunities Fund; Systematic Financial Management, L.P. for a portion of the Mid-Cap Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, a portion of the Mid Cap Growth Equity II Fund, and a portion of the Small Company Value Fund; The Boston Company Asset Management, LLC for a portion of the Small Company Growth Fund; Timberline Asset Management LLC for a portion of the Small Cap Growth Equity Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Wellington Management Company, LLP for the Fundamental Value Fund, the Fundamental Growth Fund, a portion of the Small Cap Value Equity Fund, and a portion of the Small Cap Growth Equity Fund; Western Asset Management Company for a portion of the Strategic Bond Fund; and Western Asset Management Company Limited for a portion of the Strategic Bond Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	0.0200%	None	0.1700%	0.2900%	0.3700%	0.2200%	0.2200%
Strategic Bond Fund	None	None	0.0500%	0.1000%	0.2500%	0.2500%	0.3000%
Diversified Value Fund	None	None	0.0583%	0.1583%	0.2683%	0.3083%	0.3683%
Fundamental Value Fund	0.0700%	None	0.2729%	0.3129%	0.4629%	0.4629%	0.5129%
Large Cap Value Fund	None	None	0.0844%	0.1744%	0.3244%	0.3244%	0.3744%
S&P 500 Index Fund*	0.0577%	0.1355%	0.3497%	0.3797%	0.4297%	0.4297%	0.4797%
Focused Value Fund	0.0700%	None	0.1844%	0.2844%	0.4344%	0.4344%	0.4844%
Fundamental Growth Fund	None	None	0.1629%	0.2029%	0.3529%	0.3529%	0.4029%
Blue Chip Growth Fund*	None	None	0.0985%	0.1585%	0.3185%	0.3185%	0.3485%
Growth Opportunities Fund	0.0944%	None	0.2444%	0.3444%	0.4944%	0.4944%	0.5444%
Mid-Cap Value Fund*	0.0800%	None	0.1000%	0.2000%	0.3500%	0.3500%	0.4000%
Small Cap Value Equity Fund	None	None	0.0500%	0.1500%	0.3000%	0.3000%	None
Small Company Value Fund	0.0600%	None	0.2493%	0.2893%	0.4393%	0.4393%	0.4893%
S&P Mid Cap Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%	None
Russell 2000 Small Cap Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%	None
Mid Cap Growth Equity II Fund	0.0600%	None	0.1844%	0.2744%	0.4244%	0.4244%	0.4744%
Small Cap Growth Equity Fund	0.0700%	None	0.1675%	0.3075%	0.4575%	0.4575%	0.5075%
Small Company Growth Fund	None	None	0.1591%	0.1991%	0.3491%	0.3491%	0.3991%
Diversified International Fund	None	None	0.0500%	0.1500%	0.3000%	0.3000%	None

Notes to Financial Statements (Unaudited) (Continued)

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
MSCI EAFE International Index Fund	0.0500%	0.1500%	0.3000%	0.4000%	0.5500%	0.4500%	None
Overseas Fund	0.0700%	None	0.3543%	0.4043%	0.4543%	0.4543%	0.5043%

*	Prior to June 1, 2013, the administration fees per share class were as follows:

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
S&P 500 Index Fund	0.0577%	0.1355%	0.3497%	0.3797%	0.5297%	0.5297%	0.5797%
Blue Chip Growth Fund	None	None	0.1585%	0.2885%	0.4085%	0.4085%	0.4585%
Mid-Cap Value Fund	0.0800%	None	0.1500%	0.2500%	0.4000%	0.4000%	0.4500%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. For the period January 1, 2013 through May 31, 2013, OppenheimerFunds Distributor, Inc. acted as a sub-distributor to each Fund. OppenheimerFunds Distributor, Inc. is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
S&P 500 Index Fund*	0.08%	None	None	None	None	0.65%	0.95%
Blue Chip Growth Fund**	None	None	0.76%	0.82%	0.98%	1.19%	1.51%
Mid-Cap Value Fund*	None	None	0.85%	0.95%	1.10%	1.35%	1.65%
S&P Mid Cap Index Fund**	0.19%	0.29%	0.44%	0.54%	0.69%	0.84%	None
Russell 2000 Small Cap Index Fund**	0.19%	0.29%	0.44%	0.54%	0.69%	0.84%	None
Diversified International Fund**	None	None	0.99%	1.09%	1.17%	1.42%	None
MSCI EAFE International Index Fund**	0.23%	0.33%	0.48%	0.58%	0.73%	0.88%	None

#	Acquired Fund fees and expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Effective June 1, 2013. Expense caps in effect through May 31, 2014.
**	Expense caps in effect through March 31, 2014.

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has contractually agreed to waive, through March 31, 2014, 0.15% of the management fee for each class of the Fundamental Value Fund, 0.02% of the management fee for each class of the Large Cap Value Fund, 0.05% of the management fee for each class of the S&P 500 Index Fund, 0.10% of the management fee for each class of the Focused Value Fund, 0.15% of the management fee for each class of the Growth Opportunities Fund, 0.08% of the management fee for each class of the Small Company Value Fund, 0.10% of the management fee for each class of the Mid Cap Growth Equity II Fund, 0.07% of the management fee for each class of the Small Cap Growth Equity Fund, and 0.31% of the management fee for each class of the Overseas Fund. For the period January 1, 2013 through March 31, 2013, MassMutual had contractually agreed to waive 0.10% of the management fee for each class of the Mid-Cap Value Fund. For the period April 1, 2013 through May 31, 2013, MassMutual had contractually agreed to waive 0.05%, and voluntarily agreed to waive an additional 0.05% of the management fee for each class of the Mid-Cap Value Fund.

MassMutual has contractually agreed to waive, through March 31, 2014, 0.09% of the administrative and shareholder service fee for Class S, and 0.03% of the administrative and shareholder service fee for Classes Y, L, A, and N of the Fundamental Growth Fund.

For the period January 1, 2013 through March 31, 2013, MassMutual had contractually agreed to waive 0.05% of the administrative and shareholder service fee for Class Z and 0.20% of the administrative and shareholder service fees for Classes L, A, and N of the S&P 500 Index Fund. For the period April 1, 2013 through May 31, 2013, MassMutual had contractually agreed to waive 0.05% of the administrative and shareholder service fee for Class Z, 0.10% of the administrative and shareholder service fee for Class L, and 0.20% of the administrative and shareholder service fee for Classes A and N of the S&P 500 Index Fund, and voluntarily agreed to waive an additional 0.10% of the administrative and shareholder service fee for Class L. For the period April 1, 2013 through May 31, 2013, MassMutual had contractually agreed to waive 0.03% of the administrative and shareholder service fee for Class Z of the Mid-Cap Value Fund. Effective June 1, 2013 through May 31, 2014, MassMutual has contractually agreed to waive 0.08% of the administrative and shareholder service fee for Class Z of the Mid-Cap Value Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2013, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$8,871
Fundamental Value Fund	754
Large Cap Value Fund	93,519
Blue Chip Growth Fund	8,966
Growth Opportunities Fund	11,430
Mid-Cap Value Fund	17,062
Small Cap Value Equity Fund	3,087
Small Company Value Fund	101,043
Mid Cap Growth Equity II Fund	47,350
Small Cap Growth Equity Fund	110,594
Small Company Growth Fund	2,108
Diversified International Fund	345
Overseas Fund	888

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2013:

Total % of Ownership by Related Party
PIMCO Total Return Fund	71.7%
Strategic Bond Fund	92.9%
Diversified Value Fund	57.9%
Fundamental Value Fund	80.2%
Large Cap Value Fund	93.5%
S&P 500 Index Fund	64.8%
Focused Value Fund	83.5%
Fundamental Growth Fund	93.7%
Blue Chip Growth Fund	83.7%
Growth Opportunities Fund	72.9%
Mid-Cap Value Fund	90.7%
Small Cap Value Equity Fund	73.7%
Small Company Value Fund	79.2%
S&P Mid Cap Index Fund	90.7%
Russell 2000 Small Cap Index Fund	90.8%
Mid Cap Growth Equity II Fund	73.7%
Small Cap Growth Equity Fund	63.2%
Small Company Growth Fund	84.3%
Diversified International Fund	36.1%
MSCI EAFE International Index Fund	93.7%
Overseas Fund	89.4%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2013, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
PIMCO Total Return Fund	$5,664,549,647	$39,189,250	$5,145,812,488	$410,513,544
Strategic Bond Fund	273,908,422	15,515,975	278,356,495	14,381,008
Diversified Value Fund	-	85,724,404	-	69,904,154
Fundamental Value Fund	-	139,361,503	-	199,754,617

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Large Cap Value Fund	$-	$95,648,637	$-	$174,754,016
S&P 500 Index Fund	-	117,215,652	-	87,707,927
Focused Value Fund	-	126,969,443	-	141,931,076
Fundamental Growth Fund	-	34,709,334	-	34,247,969
Blue Chip Growth Fund	-	201,266,235	-	244,971,642
Growth Opportunities Fund	-	131,864,113	-	110,117,632
Mid-Cap Value Fund	-	79,699,134	-	94,601,947
Small Cap Value Equity Fund	-	20,030,730	-	26,913,484
Small Company Value Fund	-	123,526,480	-	148,446,105
S&P Mid Cap Index Fund	-	40,861,404	-	6,168,716
Russell 2000 Small Cap Index Fund	-	32,626,145	-	19,620,828
Mid Cap Growth Equity II Fund	-	264,774,841	-	354,573,879
Small Cap Growth Equity Fund	-	430,647,184	-	465,205,852
Small Company Growth Fund	-	26,502,537	-	32,446,156
Diversified International Fund	-	44,716,121	-	43,862,569
MSCI EAFE International Index Fund	-	91,002,891	-	33,916,226
Overseas Fund	-	112,806,819	-	126,242,999

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
PIMCO Total Return Fund Class Z
Sold	4,701,188	$49,540,667	11,608,502	$122,626,107
Issued as reinvestment of dividends	-	-	1,595,738	16,804,076
Redeemed	(10,262,154)	(105,841,182)	(11,812,313)	(123,831,504)

Net increase (decrease)	(5,560,966)	$(56,300,515)	1,391,927	$15,598,679

PIMCO Total Return Fund Class S
Sold	3,236,748	$34,375,156	8,664,443	$90,101,608
Issued as reinvestment of dividends	-	-	566,408	5,958,767
Redeemed	(1,957,289)	(20,604,937)	(1,143,533)	(11,979,512)

Net increase (decrease)	1,279,459	$13,770,219	8,087,318	$84,080,863

PIMCO Total Return Fund Class Y
Sold	4,450,070	$47,011,541	9,562,510	$100,036,485
Issued as reinvestment of dividends	-	-	1,573,547	16,587,326
Redeemed	(5,577,257)	(58,787,080)	(11,096,945)	(117,048,409)

Net increase (decrease)	(1,127,187)	$(11,775,539)	39,112	$(424,598)

PIMCO Total Return Fund Class L
Sold	563,242	$5,911,133	3,568,814	$37,284,395
Issued as reinvestment of dividends	-	-	324,994	3,409,373
Redeemed	(806,400)	(8,451,289)	(1,106,143)	(11,477,242)

Net increase (decrease)	(243,158)	$(2,540,156)	2,787,665	$29,216,526

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
PIMCO Total Return Fund Class A
Sold	2,837,754	$30,061,213	11,338,554	$118,685,555
Issued as reinvestment of dividends	-	-	2,367,608	24,953,736
Redeemed	(8,926,117)	(93,768,983)	(11,562,362)	(121,236,127)

Net increase (decrease)	(6,088,363)	$(63,707,770)	2,143,800	$22,403,164

PIMCO Total Return Fund Class N
Sold	1,025,637	$10,784,069	2,275,455	$23,613,760
Issued as reinvestment of dividends	-	-	128,327	1,347,398
Redeemed	(585,612)	(6,161,042)	(579,194)	(6,083,184)

Net increase (decrease)	440,025	$4,623,027	1,824,588	$18,877,974

Strategic Bond Fund Class S
Sold	780,695	$8,082,834	1,537,226	$16,056,775
Issued as reinvestment of dividends	-	-	262,649	2,710,337
Redeemed	(1,129,122)	(11,698,625)	(1,456,093)	(15,013,618)

Net increase (decrease)	(348,427)	$(3,615,791)	343,782	$3,753,494

Strategic Bond Fund Class Y
Sold	1,883,522	$19,589,983	363,820	$3,764,002
Issued as reinvestment of dividends	-	-	79,366	819,920
Redeemed	(340,422)	(3,520,323)	(739,622)	(7,749,859)

Net increase (decrease)	1,543,100	$16,069,660	(296,436)	$(3,165,937)

Strategic Bond Fund Class L
Sold	176,148	$1,822,200	765,977	$7,866,379
Issued as reinvestment of dividends	-	-	99,486	1,025,610
Redeemed	(1,815,240)	(18,813,320)	(515,370)	(5,292,341)

Net increase (decrease)	(1,639,092)	$(16,991,120)	350,093	$3,599,648

Strategic Bond Fund Class A
Sold	408,482	$4,250,609	520,002	$5,319,578
Issued as reinvestment of dividends	-	-	103,337	1,064,311
Redeemed	(882,863)	(9,128,370)	(1,104,575)	(11,275,002)

Net increase (decrease)	(474,381)	$(4,877,761)	(481,236)	$(4,891,113)

Strategic Bond Fund Class N
Sold	13,065	$133,989	32,047	$329,049
Issued as reinvestment of dividends	-	-	2,899	29,706
Redeemed	(16,153)	(165,969)	(25,173)	(253,750)

Net increase (decrease)	(3,088)	$(31,980)	9,773	$105,005

Diversified Value Fund Class S
Sold	3,544,673	$40,197,580	4,833,624	$46,471,421
Issued as reinvestment of dividends	-	-	557,592	5,686,142
Redeemed	(1,451,205)	(16,557,667)	(5,254,982)	(52,010,822)

Net increase (decrease)	2,093,468	$23,639,913	136,234	$146,741

Diversified Value Fund Class Y
Sold	422,084	$5,008,514	170,865	$1,707,502
Issued as reinvestment of dividends	-	-	40,998	417,541
Redeemed	(568,378)	(6,349,485)	(1,105,302)	(11,252,048)

Net increase (decrease)	(146,294)	$(1,340,971)	(893,439)	$(9,127,005)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Diversified Value Fund Class L
Sold	148,257	$1,686,476	163,786	$1,608,757
Issued as reinvestment of dividends	-	-	15,740	160,779
Redeemed	(423,262)	(5,028,284)	(536,532)	(5,301,541)

Net increase (decrease)	(275,005)	$(3,341,808)	(357,006)	$(3,532,005)

Diversified Value Fund Class A
Sold	228,918	$2,593,918	293,643	$2,855,757
Issued as reinvestment of dividends	-	-	45,062	458,474
Redeemed	(392,531)	(4,449,603)	(752,343)	(7,383,812)

Net increase (decrease)	(163,613)	$(1,855,685)	(413,638)	$(4,069,581)

Diversified Value Fund Class N
Sold	924	$10,598	1,802	$17,528
Issued as reinvestment of dividends	-	-	186	1,900
Redeemed	(997)	(11,158)	(18,322)	(171,970)

Net increase (decrease)	(73)	$(560)	(16,334)	$(152,542)

Fundamental Value Fund Class Z
Sold	1,621,436	$20,478,095	5,439,181	$58,708,364
Issued as reinvestment of dividends	-	-	584,549	6,608,158
Redeemed	(1,203,937)	(15,243,882)	(6,362,272)	(71,200,264)

Net increase (decrease)	417,499	$5,234,213	(338,542)	$(5,883,742)

Fundamental Value Fund Class S
Sold	3,153,610	$39,312,087	5,388,814	$59,254,442
Issued as reinvestment of dividends	-	-	1,256,441	14,240,372
Redeemed	(7,306,659)	(95,269,600)	(4,373,146)	(48,825,801)

Net increase (decrease)	(4,153,049)	$(55,957,513)	2,272,109	$24,669,013

Fundamental Value Fund Class Y
Sold	2,307,970	$28,556,269	3,088,975	$34,147,377
Issued as reinvestment of dividends	-	-	405,902	4,587,261
Redeemed	(1,182,843)	(15,101,146)	(4,871,702)	(54,233,842)

Net increase (decrease)	1,125,127	$13,455,123	(1,376,825)	$(15,499,204)

Fundamental Value Fund Class L
Sold	1,078,145	$13,650,529	2,151,644	$23,484,212
Issued as reinvestment of dividends	-	-	292,107	3,313,139
Redeemed	(2,512,293)	(31,414,383)	(2,240,010)	(25,071,264)

Net increase (decrease)	(1,434,148)	$(17,763,854)	203,741	$1,726,087

Fundamental Value Fund Class A
Sold	1,785,281	$22,252,260	3,438,825	$37,366,493
Issued as reinvestment of dividends	-	-	745,414	8,356,864
Redeemed	(2,299,023)	(28,630,635)	(3,246,782)	(35,526,687)

Net increase (decrease)	(513,742)	$(6,378,375)	937,457	$10,196,670

Fundamental Value Fund Class N
Sold	9,985	$123,519	14,572	$159,379
Issued as reinvestment of dividends	-	-	1,245	13,802
Redeemed	(2,566)	(32,105)	(134,812)	(1,400,236)

Net increase (decrease)	7,419	$91,414	(118,995)	$(1,227,055)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Large Cap Value Fund Class S
Sold	1,999,474	$17,251,099	12,013,812	$130,767,940
Issued as reinvestment of dividends	-	-	13,280,467	104,118,858
Redeemed	(6,932,765)	(61,511,475)	(13,002,348)	(136,650,366)

Net increase (decrease)	(4,933,291)	$(44,260,376)	12,291,931	$98,236,432

Large Cap Value Fund Class Y
Sold	598,857	$5,392,436	1,042,169	$11,326,728
Issued as reinvestment of dividends	-	-	1,098,227	8,621,085
Redeemed	(440,527)	(3,777,233)	(5,323,188)	(57,043,459)

Net increase (decrease)	158,330	$1,615,203	(3,182,792)	$(37,095,646)

Large Cap Value Fund Class L
Sold	167,896	$1,431,078	797,546	$8,537,866
Issued as reinvestment of dividends	-	-	1,624,914	12,706,830
Redeemed	(2,498,745)	(20,877,084)	(1,918,100)	(20,784,951)

Net increase (decrease)	(2,330,849)	$(19,446,006)	504,360	$459,745

Large Cap Value Fund Class A
Sold	205,576	$1,774,909	328,151	$3,508,606
Issued as reinvestment of dividends	-	-	2,697,093	21,064,293
Redeemed	(1,319,428)	(11,319,190)	(4,526,975)	(48,678,324)

Net increase (decrease)	(1,113,852)	$(9,544,281)	(1,501,731)	$(24,105,425)

Large Cap Value Fund Class N
Sold	755	$6,498	1,263	$13,208
Issued as reinvestment of dividends	-	-	4,548	35,066
Redeemed	(4,920)	(42,270)	(34,263)	(360,386)

Net increase (decrease)	(4,165)	$(35,772)	(28,452)	$(312,112)

S&P 500 Index Fund Class Z
Sold	1,552,578	$22,453,636	3,609,888	$45,994,030
Issued as reinvestment of dividends	-	-	175,507	2,321,958
Redeemed	(238,808)	(3,475,171)	(831,197)	(10,828,926)

Net increase (decrease)	1,313,770	$18,978,465	2,954,198	$37,487,062

S&P 500 Index Fund Class I
Sold	8,140,604	$119,731,369	7,935,044	$100,792,509
Issued as reinvestment of dividends	-	-	1,437,330	19,055,127
Redeemed	(8,140,772)	(121,994,367)	(9,526,830)	(122,781,269)

Net increase (decrease)	(168)	$(2,262,998)	(154,456)	$(2,933,633)

S&P 500 Index Fund Class S
Sold	2,723,016	$39,439,191	6,403,026	$81,273,609
Issued as reinvestment of dividends	-	-	801,322	10,636,777
Redeemed	(3,528,244)	(52,163,839)	(5,570,896)	(72,427,098)

Net increase (decrease)	(805,228)	$(12,724,648)	1,633,452	$19,483,288

S&P 500 Index Fund Class Y
Sold	1,710,001	$24,644,403	2,701,886	$34,575,071
Issued as reinvestment of dividends	-	-	425,819	5,592,667
Redeemed	(3,703,579)	(54,073,741)	(4,283,529)	(55,103,051)

Net increase (decrease)	(1,993,578)	$(29,429,338)	(1,155,824)	$(14,935,313)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class L
Sold	3,297,233	$47,008,920	4,881,904	$62,340,231
Issued as reinvestment of dividends	-	-	445,257	5,839,922
Redeemed	(2,354,020)	(34,297,952)	(2,891,435)	(36,754,144)

Net increase (decrease)	943,213	$12,710,968	2,435,726	$31,426,009

S&P 500 Index Fund Class A
Sold	2,788,841	$39,832,316	4,905,729	$61,864,408
Issued as reinvestment of dividends	-	-	570,720	7,443,253
Redeemed	(1,004,175)	(14,310,279)	(4,841,177)	(61,248,591)

Net increase (decrease)	1,784,666	$25,522,037	635,272	$8,059,070

S&P 500 Index Fund Class N
Sold	43,500	$621,485	87,710	$1,111,041
Issued as reinvestment of dividends	-	-	4,871	62,915
Redeemed	(26,477)	(371,233)	(89,348)	(1,113,784)

Net increase (decrease)	17,023	$250,252	3,233	$60,172

Focused Value Fund Class Z
Sold	996,908	$20,879,054	1,980,770	$37,160,000
Issued as reinvestment of dividends	-	-	551,936	10,275,147
Redeemed	(684,538)	(14,680,049)	(1,167,847)	(21,994,038)

Net increase (decrease)	312,370	$6,199,005	1,364,859	$25,441,109

Focused Value Fund Class S
Sold	1,348,109	$28,649,803	2,123,318	$40,579,705
Issued as reinvestment of dividends	-	-	1,260,455	23,508,062
Redeemed	(2,149,021)	(47,516,146)	(2,988,972)	(56,597,564)

Net increase (decrease)	(800,912)	$(18,866,343)	394,801	$7,490,203

Focused Value Fund Class Y
Sold	834,554	$17,812,530	638,501	$12,030,103
Issued as reinvestment of dividends	-	-	257,716	4,767,224
Redeemed	(278,941)	(5,961,083)	(1,356,761)	(25,688,977)

Net increase (decrease)	555,613	$11,851,447	(460,544)	$(8,891,650)

Focused Value Fund Class L
Sold	780,360	$16,573,826	939,789	$17,518,868
Issued as reinvestment of dividends	-	-	348,144	6,402,146
Redeemed	(825,905)	(17,776,885)	(947,596)	(17,583,316)

Net increase (decrease)	(45,545)	$(1,203,059)	340,337	$6,337,698

Focused Value Fund Class A
Sold	758,912	$15,846,715	843,725	$15,340,144
Issued as reinvestment of dividends	-	-	725,414	13,065,195
Redeemed	(604,599)	(12,123,596)	(1,410,723)	(25,747,346)

Net increase (decrease)	154,313	$3,723,119	158,416	$2,657,993

Focused Value Fund Class N
Sold	2,671	$52,111	6,268	$114,260
Issued as reinvestment of dividends	-	-	2,085	36,630
Redeemed	(1,390)	(28,016)	(70,091)	(1,195,755)

Net increase (decrease)	1,281	$24,095	(61,738)	$(1,044,865)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Fundamental Growth Fund Class S
Sold	1,216,220	$8,672,845	12,035,894	$77,239,723
Issued as reinvestment of dividends	-	-	86,947	577,327
Redeemed	(1,362,090)	(9,901,253)	(4,434,259)	(29,204,561)

Net increase (decrease)	(145,870)	$(1,228,408)	7,688,582	$48,612,489

Fundamental Growth Fund Class Y
Sold	155,718	$1,119,169	719,069	$4,433,500
Issued as reinvestment of dividends	-	-	3,865	25,356
Redeemed	(79,151)	(554,610)	(438,838)	(2,741,801)

Net increase (decrease)	76,567	$564,559	284,096	$1,717,055

Fundamental Growth Fund Class L
Sold	229,544	$1,571,760	703,182	$4,508,082
Issued as reinvestment of dividends	-	-	8,674	56,032
Redeemed	(641,379)	(4,679,890)	(310,591)	(1,995,084)

Net increase (decrease)	(411,835)	$(3,108,130)	401,265	$2,569,030

Fundamental Growth Fund Class A
Sold	424,967	$2,888,575	1,055,977	$6,544,276
Issued as reinvestment of dividends	-	-	5,973	37,567
Redeemed	(221,389)	(1,499,320)	(1,201,970)	(7,475,282)

Net increase (decrease)	203,578	$1,389,255	(140,020)	$(893,439)

Fundamental Growth Fund Class N
Sold	8,756	$58,261	22,769	$136,095
Issued as reinvestment of dividends	-	-	24	146
Redeemed	(3,093)	(20,914)	(44,245)	(260,773)

Net increase (decrease)	5,663	$37,347	(21,452)	$(124,532)

Blue Chip Growth Fund Class S
Sold	2,139,884	$29,530,272	11,960,055	$148,628,898
Issued as reinvestment of dividends	-	-	79,796	1,016,603
Redeemed	(3,983,787)	(55,923,659)	(5,245,585)	(64,749,981)

Net increase (decrease)	(1,843,903)	$(26,393,387)	6,794,266	$84,895,520

Blue Chip Growth Fund Class Y
Sold	834,437	$11,507,707	4,513,416	$53,494,955
Issued as reinvestment of dividends	-	-	18,691	237,195
Redeemed	(907,337)	(12,592,092)	(2,531,925)	(31,607,453)

Net increase (decrease)	(72,900)	$(1,084,385)	2,000,182	$22,124,697

Blue Chip Growth Fund Class L
Sold	1,382,026	$18,715,752	5,731,199	$70,367,941
Issued as reinvestment of dividends	-	-	11,471	144,653
Redeemed	(2,489,974)	(34,124,493)	(3,241,700)	(39,218,109)

Net increase (decrease)	(1,107,948)	$(15,408,741)	2,500,970	$31,294,485

Blue Chip Growth Fund Class A
Sold	728,340	$9,713,537	6,241,800	$73,783,497
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,057,295)	(14,034,160)	(2,125,542)	(25,499,137)

Net increase (decrease)	(328,955)	$(4,320,623)	4,116,258	$48,284,360

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class N
Sold	922	$11,997	57,670	$695,024
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,181)	(67,366)	(4,568)	(54,931)

Net increase (decrease)	(4,259)	$(55,369)	53,102	$640,093

Growth Opportunities Fund Class Z
Sold	1,393,317	$13,351,531	9,234,118	$79,436,197
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(909,854)	(8,775,213)	(605,544)	(5,249,265)

Net increase (decrease)	483,463	$4,576,318	8,628,574	$74,186,932

Growth Opportunities Fund Class S
Sold	2,862,258	$26,802,177	11,405,037	$96,829,805
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,606,278)	(34,333,634)	(12,701,837)	(108,707,944)

Net increase (decrease)	(744,020)	$(7,531,457)	(1,296,800)	$(11,878,139)

Growth Opportunities Fund Class Y
Sold	1,936,732	$18,068,663	2,319,906	$19,443,608
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(504,229)	(4,786,913)	(1,206,746)	(10,396,322)

Net increase (decrease)	1,432,503	$13,281,750	1,113,160	$9,047,286

Growth Opportunities Fund Class L
Sold	1,747,318	$16,337,396	7,079,566	$58,971,166
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,997,582)	(18,401,930)	(975,788)	(8,190,219)

Net increase (decrease)	(250,264)	$(2,064,534)	6,103,778	$50,780,947

Growth Opportunities Fund Class A
Sold	2,704,928	$24,007,040	7,491,630	$60,391,803
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(980,351)	(8,848,671)	(2,525,814)	(20,313,694)

Net increase (decrease)	1,724,577	$15,158,369	4,965,816	$40,078,109

Growth Opportunities Fund Class N
Sold	219	$1,921	1,276	$10,178
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(220)	(1,944)	(1,404)	(11,039)

Net increase (decrease)	(1)	$(23)	(128)	$(861)

Mid-Cap Value Fund Class Z
Sold	716,556	$8,825,537	7,372,837	$80,616,006
Issued as reinvestment of dividends	-	-	113,821	1,254,247
Redeemed	(2,293,072)	(28,944,945)	(657,647)	(7,199,832)

Net increase (decrease)	(1,576,516)	$(20,119,408)	6,829,011	$74,670,421

Mid-Cap Value Fund Class S
Sold	1,112,972	$13,809,057	2,663,570	$28,124,912
Issued as reinvestment of dividends	-	-	74,827	824,409
Redeemed	(621,013)	(7,714,730)	(11,157,548)	(120,981,889)

Net increase (decrease)	491,959	$6,094,327	(8,419,151)	$(92,032,568)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class Y
Sold	38,346	$465,287	41,390	$439,233
Issued as reinvestment of dividends	-	-	2,261	24,970
Redeemed	(27,925)	(339,031)	(51,099)	(540,475)

Net increase (decrease)	10,421	$126,256	(7,448)	$(76,272)

Mid-Cap Value Fund Class L
Sold	62,847	$771,428	106,440	$1,094,253
Issued as reinvestment of dividends	-	-	4,027	44,738
Redeemed	(85,219)	(1,078,593)	(234,058)	(2,506,995)

Net increase (decrease)	(22,372)	$(307,165)	(123,591)	$(1,368,004)

Mid-Cap Value Fund Class A
Sold	106,578	$1,334,703	108,350	$1,148,434
Issued as reinvestment of dividends	-	-	4,100	45,198
Redeemed	(75,957)	(923,616)	(174,077)	(1,856,340)

Net increase (decrease)	30,621	$411,087	(61,627)	$(662,708)

Mid-Cap Value Fund Class N
Sold	748	$8,997	1,304	$13,799
Issued as reinvestment of dividends	-	-	58	635
Redeemed	(444)	(5,379)	(1,128)	(11,959)

Net increase (decrease)	304	$3,618	234	$2,475

Small Cap Value Equity Fund Class S
Sold	659,541	$7,889,374	3,979,111	$39,091,802
Issued as reinvestment of dividends	-	-	96,617	1,012,546
Redeemed	(1,363,377)	(16,292,217)	(3,441,212)	(34,763,002)

Net increase (decrease)	(703,836)	$(8,402,843)	634,516	$5,341,346

Small Cap Value Equity Fund Class Y
Sold	180,222	$2,125,901	216,445	$2,119,939
Issued as reinvestment of dividends	-	-	2,415	25,312
Redeemed	(88,277)	(1,093,086)	(258,700)	(2,598,123)

Net increase (decrease)	91,945	$1,032,815	(39,840)	$(452,872)

Small Cap Value Equity Fund Class L
Sold	83,708	$994,477	40,384	$408,680
Issued as reinvestment of dividends	-	-	1,537	16,072
Redeemed	(99,705)	(1,201,794)	(41,286)	(410,129)

Net increase (decrease)	(15,997)	$(207,317)	635	$14,623

Small Cap Value Equity Fund Class A
Sold	96,494	$1,159,937	152,142	$1,510,837
Issued as reinvestment of dividends	-	-	1,929	20,157
Redeemed	(98,873)	(1,168,859)	(188,778)	(1,875,735)

Net increase (decrease)	(2,379)	$(8,922)	(34,707)	$(344,741)

Small Cap Value Equity Fund Class N*
Sold	-	$-	40	$383
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10)	(130)	(2,098)	(21,234)

Net increase (decrease)	(10)	$(130)	(2,058)	$(20,851)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Small Company Value Fund Class Z
Sold	1,379,428	$20,565,910	4,420,503	$58,953,359
Issued as reinvestment of dividends	-	-	258,812	3,559,203
Redeemed	(697,884)	(10,648,264)	(2,874,643)	(39,949,892)

Net increase (decrease)	681,544	$9,917,646	1,804,672	$22,562,670

Small Company Value Fund Class S
Sold	985,400	$14,875,880	2,927,865	$40,313,584
Issued as reinvestment of dividends	-	-	732,905	10,100,364
Redeemed	(2,343,552)	(36,044,157)	(5,115,964)	(68,929,197)

Net increase (decrease)	(1,358,152)	$(21,168,277)	(1,455,194)	$(18,515,249)

Small Company Value Fund Class Y
Sold	406,698	$6,106,020	351,226	$4,827,689
Issued as reinvestment of dividends	-	-	105,601	1,450,916
Redeemed	(293,569)	(4,592,441)	(2,190,011)	(30,295,056)

Net increase (decrease)	113,129	$1,513,579	(1,733,184)	$(24,016,451)

Small Company Value Fund Class L
Sold	318,712	$4,871,761	788,136	$10,545,677
Issued as reinvestment of dividends	-	-	119,919	1,633,377
Redeemed	(876,188)	(13,347,300)	(1,106,779)	(15,045,916)

Net increase (decrease)	(557,476)	$(8,475,539)	(198,724)	$(2,866,862)

Small Company Value Fund Class A
Sold	529,207	$7,895,284	879,754	$11,718,312
Issued as reinvestment of dividends	-	-	303,670	4,065,642
Redeemed	(746,502)	(11,208,866)	(1,879,188)	(24,941,608)

Net increase (decrease)	(217,295)	$(3,313,582)	(695,764)	$(9,157,654)

Small Company Value Fund Class N
Sold	543	$8,068	12,207	$160,669
Issued as reinvestment of dividends	-	-	375	4,881
Redeemed	(136)	(2,004)	(57,570)	(707,633)

Net increase (decrease)	407	$6,064	(44,988)	$(542,083)

S&P Mid Cap Index Fund Class Z##
Sold	1,871,816	$23,564,758	11,706,073	$120,401,870
Issued as reinvestment of dividends	-	-	63,122	690,555
Redeemed	(518,350)	(6,323,473)	(3,868,993)	(41,651,846)

Net increase (decrease)	1,353,466	$17,241,285	7,900,202	$79,440,579

S&P Mid Cap Index Fund Class I##
Sold	274,621	$3,406,505	10,010	$100,150
Issued as reinvestment of dividends	-	-	146	1,604
Redeemed	(23,617)	(292,114)	-	-

Net increase (decrease)	251,004	$3,114,391	10,156	$101,754

S&P Mid Cap Index Fund Class S##
Sold	10,527	$133,609	20,131	$210,517
Issued as reinvestment of dividends	-	-	292	3,191
Redeemed	(1,948)	(24,188)	(6)	(70)

Net increase (decrease)	8,579	$109,421	20,417	$213,638

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Class Y##
Sold	546,216	$6,768,179	75,447	$778,528
Issued as reinvestment of dividends	-	-	1,101	12,023
Redeemed	(26,982)	(338,219)	(745)	(8,184)

Net increase (decrease)	519,234	$6,429,960	75,803	$782,367

S&P Mid Cap Index Fund Class L##
Sold	95,740	$1,208,569	14,804	$151,160
Issued as reinvestment of dividends	-	-	197	2,152
Redeemed	(7,024)	(87,748)	-	-

Net increase (decrease)	88,716	$1,120,821	15,001	$153,312

S&P Mid Cap Index Fund Class A##
Sold	395,347	$4,863,903	10,010	$100,150
Issued as reinvestment of dividends	-	-	123	1,347
Redeemed	(10,971)	(136,678)	-	-

Net increase (decrease)	384,376	$4,727,225	10,133	$101,497

Russell 2000 Small Cap Index Fund Class Z##
Sold	970,691	$11,724,623	12,189,631	$125,411,875
Issued as reinvestment of dividends	-	-	73,900	794,428
Redeemed	(1,070,561)	(12,809,978)	(4,344,552)	(46,608,154)

Net increase (decrease)	(99,870)	$(1,085,355)	7,918,979	$79,598,149

Russell 2000 Small Cap Index Fund Class I##
Sold	439,759	$5,346,681	10,010	$100,149
Issued as reinvestment of dividends	-	-	154	1,658
Redeemed	(15,726)	(193,525)	-	-

Net increase (decrease)	424,033	$5,153,156	10,164	$101,807

Russell 2000 Small Cap Index Fund Class S##
Sold	26,995	$327,095	11,614	$117,079
Issued as reinvestment of dividends	-	-	173	1,860
Redeemed	(1,986)	(24,673)	-	-

Net increase (decrease)	25,009	$302,422	11,787	$118,939

Russell 2000 Small Cap Index Fund Class Y##
Sold	471,064	$5,782,866	11,417	$115,221
Issued as reinvestment of dividends	-	-	166	1,779
Redeemed	(13,280)	(164,102)	-	-

Net increase (decrease)	457,784	$5,618,764	11,583	$117,000

Russell 2000 Small Cap Index Fund Class L##
Sold	90,347	$1,119,968	15,756	$159,856
Issued as reinvestment of dividends	-	-	221	2,375
Redeemed	(3,028)	(37,594)	-	-

Net increase (decrease)	87,319	$1,082,374	15,977	$162,231

Russell 2000 Small Cap Index Fund Class A##
Sold	242,953	$2,909,320	10,010	$100,148
Issued as reinvestment of dividends	-	-	130	1,403
Redeemed	(8,024)	(92,638)	-	-

Net increase (decrease)	234,929	$2,816,682	10,140	$101,551

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Mid Cap Growth Equity II Fund Class Z
Sold	2,327,895	$37,069,726	5,811,158	$89,263,622
Issued as reinvestment of dividends	-	-	1,090,347	16,353,319
Redeemed	(1,092,648)	(18,133,604)	(5,106,425)	(79,545,549)

Net increase (decrease)	1,235,247	$18,936,122	1,795,080	$26,071,392

Mid Cap Growth Equity II Fund Class S
Sold	1,846,078	$30,470,463	4,650,664	$72,241,904
Issued as reinvestment of dividends	-	-	2,490,846	37,267,088
Redeemed	(3,629,394)	(59,493,013)	(7,787,696)	(119,837,459)

Net increase (decrease)	(1,783,316)	$(29,022,550)	(646,186)	$(10,328,467)

Mid Cap Growth Equity II Fund Class Y
Sold	1,433,566	$23,176,433	3,503,315	$53,922,582
Issued as reinvestment of dividends	-	-	1,143,806	16,920,942
Redeemed	(1,101,155)	(17,979,980)	(3,634,469)	(56,895,200)

Net increase (decrease)	332,411	$5,196,453	1,012,652	$13,948,324

Mid Cap Growth Equity II Fund Class L
Sold	812,068	$12,837,506	2,036,921	$30,481,885
Issued as reinvestment of dividends	-	-	1,898,518	27,443,165
Redeemed	(2,680,771)	(43,135,984)	(5,559,987)	(83,675,279)

Net increase (decrease)	(1,868,703)	$(30,298,478)	(1,624,548)	$(25,750,229)

Mid Cap Growth Equity II Fund Class A
Sold	777,241	$11,888,338	2,225,702	$32,513,736
Issued as reinvestment of dividends	-	-	2,158,780	30,060,774
Redeemed	(2,225,959)	(33,790,436)	(4,150,237)	(60,740,668)

Net increase (decrease)	(1,448,718)	$(21,902,098)	234,245	$1,833,842

Mid Cap Growth Equity II Fund Class N
Sold	9,037	$133,810	22,739	$323,952
Issued as reinvestment of dividends	-	-	13,026	174,480
Redeemed	(15,289)	(224,091)	(47,446)	(668,951)

Net increase (decrease)	(6,252)	$(90,281)	(11,681)	$(170,519)

Small Cap Growth Equity Fund Class Z
Sold	1,314,798	$21,534,439	2,252,254	$34,646,245
Issued as reinvestment of dividends	-	-	520,472	7,744,622
Redeemed	(895,904)	(15,171,611)	(2,238,568)	(34,629,147)

Net increase (decrease)	418,894	$6,362,828	534,158	$7,761,720

Small Cap Growth Equity Fund Class S
Sold	2,625,390	$44,454,223	2,962,254	$46,061,848
Issued as reinvestment of dividends	-	-	1,747,067	25,943,940
Redeemed	(3,399,480)	(57,481,573)	(4,982,724)	(76,627,295)

Net increase (decrease)	(774,090)	$(13,027,350)	(273,403)	$(4,621,507)

Small Cap Growth Equity Fund Class Y
Sold	490,170	$8,042,128	612,749	$9,451,156
Issued as reinvestment of dividends	-	-	232,886	3,383,837
Redeemed	(633,741)	(10,966,184)	(1,541,912)	(23,772,530)

Net increase (decrease)	(143,571)	$(2,924,056)	(696,277)	$(10,937,537)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class L
Sold	305,008	$4,939,603	726,728	$10,796,704
Issued as reinvestment of dividends	-	-	212,957	3,019,731
Redeemed	(1,109,586)	(18,749,110)	(1,168,112)	(17,315,741)

Net increase (decrease)	(804,578)	$(13,809,507)	(228,427)	$(3,499,306)

Small Cap Growth Equity Fund Class A
Sold	396,135	$6,177,371	576,240	$8,226,157
Issued as reinvestment of dividends	-	-	277,602	3,778,165
Redeemed	(882,242)	(13,654,189)	(1,874,078)	(26,814,151)

Net increase (decrease)	(486,107)	$(7,476,818)	(1,020,236)	$(14,809,829)

Small Cap Growth Equity Fund Class N
Sold	11,041	$169,142	13,900	$195,883
Issued as reinvestment of dividends	-	-	2,326	30,326
Redeemed	(20,111)	(305,888)	(13,908)	(188,880)

Net increase (decrease)	(9,070)	$(136,746)	2,318	$37,329

Small Company Growth Fund Class S
Sold	514,166	$6,239,831	2,017,508	$21,224,140
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(647,245)	(7,892,358)	(2,267,321)	(24,299,385)

Net increase (decrease)	(133,079)	$(1,652,527)	(249,813)	$(3,075,245)

Small Company Growth Fund Class Y
Sold	148	$1,828	30,725	$336,127
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	(70,894)	(791,292)

Net increase (decrease)	148	$1,828	(40,169)	$(455,165)

Small Company Growth Fund Class L
Sold	46,138	$544,598	198,054	$2,058,822
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(248,156)	(2,868,963)	(154,497)	(1,572,055)

Net increase (decrease)	(202,018)	$(2,324,365)	43,557	$486,767

Small Company Growth Fund Class A
Sold	58,704	$684,748	112,135	$1,137,411
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(91,062)	(1,052,319)	(282,179)	(2,868,673)

Net increase (decrease)	(32,358)	$(367,571)	(170,044)	$(1,731,262)

Small Company Growth Fund Class N***
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	(11,489)	(105,362)

Net increase (decrease)	-	-	(11,489)	$(105,362)

Diversified International Fund Class S
Sold	2,397,712	$16,249,131	6,207,201	$37,254,486
Issued as reinvestment of dividends	-	-	687,327	4,392,023
Redeemed	(2,618,290)	(18,104,808)	(4,850,851)	(29,899,232)

Net increase (decrease)	(220,578)	$(1,855,677)	2,043,677	$11,747,277

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Diversified International Fund Class Y
Sold	445	$3,101	1,522	$9,523
Issued as reinvestment of dividends	-	-	310	2,025
Redeemed	(1)	(4)	(2)	(10)

Net increase (decrease)	444	$3,097	1,830	$11,538

Diversified International Fund Class L
Sold	79	$552	104,929	$629,097
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(869)	(6,011)	(467,443)	(2,937,350)

Net increase (decrease)	(790)	$(5,459)	(362,514)	$(2,308,253)

Diversified International Fund Class A
Sold	26,279	$177,007	19,321	$118,056
Issued as reinvestment of dividends	-	-	2,770	17,645
Redeemed	(10,694)	(71,612)	(67,567)	(410,047)

Net increase (decrease)	15,585	$105,395	(45,476)	$(274,346)

Diversified International Fund Class N**
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(10,000)	(58,616)

Net increase (decrease)			(10,000)	$(58,616)

MSCI EAFE International Index Fund Class Z#
Sold	3,611,757	$45,329,715	19,584,280	$207,417,447
Issued as reinvestment of dividends	-	-	122,857	1,430,052
Redeemed	(382,866)	(4,726,149)	(8,902,330)	(99,572,527)

Net increase (decrease)	3,228,891	$40,603,566	10,804,807	$109,274,972

MSCI EAFE International Index Fund Class I#
Sold	525,395	$6,508,907	10,009	$100,100
Issued as reinvestment of dividends	-	-	125	1,457
Redeemed	(30,485)	(385,903)	-	-

Net increase (decrease)	494,910	$6,123,004	10,134	$101,557

MSCI EAFE International Index Fund Class S#
Sold	7,160	$87,157	11,499	$117,023
Issued as reinvestment of dividends	-	-	138	1,607
Redeemed	(48)	(591)	-	-

Net increase (decrease)	7,112	$86,566	11,637	$118,630

MSCI EAFE International Index Fund Class Y#
Sold	309,478	$3,818,680	11,324	$115,227
Issued as reinvestment of dividends	-	-	114	1,330
Redeemed	(21,188)	(264,163)	(1,306)	(15,225)

Net increase (decrease)	288,290	$3,554,517	10,132	$101,332

MSCI EAFE International Index Fund Class L#
Sold	28,328	$357,688	24,772	$269,625
Issued as reinvestment of dividends	-	-	127	1,475
Redeemed	(26)	(337)	(14,242)	(158,413)

Net increase (decrease)	28,302	$357,351	10,657	$112,687

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class A#
Sold	160,416	$1,956,646	10,010	$100,100
Issued as reinvestment of dividends	-	-	102	1,189
Redeemed	(5,135)	(64,069)	-	-

Net increase (decrease)	155,281	$1,892,577	10,112	$101,289

Overseas Fund Class Z
Sold	2,351,246	$18,670,126	7,358,197	$49,478,990
Issued as reinvestment of dividends	-	-	728,952	4,927,715
Redeemed	(4,854,020)	(38,628,309)	(13,052,264)	(90,382,945)

Net increase (decrease)	(2,502,774)	$(19,958,183)	(4,965,115)	$(35,976,240)

Overseas Fund Class S
Sold	1,825,112	$14,877,394	7,765,200	$53,202,848
Issued as reinvestment of dividends	-	-	264,582	1,791,221
Redeemed	(1,797,803)	(14,267,652)	(3,368,839)	(23,049,971)

Net increase (decrease)	27,309	$609,742	4,660,943	$31,944,098

Overseas Fund Class Y
Sold	1,508,388	$11,746,932	1,436,163	$9,689,813
Issued as reinvestment of dividends	-	-	121,740	820,526
Redeemed	(232,185)	(1,831,846)	(4,865,443)	(32,914,649)

Net increase (decrease)	1,276,203	$9,915,086	(3,307,540)	$(22,404,310)

Overseas Fund Class L
Sold	694,626	$5,468,808	1,197,932	$8,062,206
Issued as reinvestment of dividends	-	-	17,924	121,522
Redeemed	(1,756,944)	(13,880,104)	(1,812,526)	(12,882,030)

Net increase (decrease)	(1,062,318)	$(8,411,296)	(596,670)	$(4,698,302)

Overseas Fund Class A
Sold	514,828	$4,072,606	1,394,424	$9,214,961
Issued as reinvestment of dividends	-	-	79,745	531,101
Redeemed	(688,986)	(5,326,439)	(1,107,561)	(7,381,044)

Net increase (decrease)	(174,158)	$(1,253,833)	366,608	$2,365,018

Overseas Fund Class N
Sold	10,117	$77,762	39,459	$272,572
Issued as reinvestment of dividends	-	-	526	3,469
Redeemed	(3,736)	(29,375)	(4,409)	(30,030)

Net increase (decrease)	6,381	$48,387	35,576	$246,011

*	Class N shares were eliminated as of June 18, 2013.
**	Class N shares were eliminated as of January 19, 2012.
***	Class N shares were eliminated as of August 27, 2013.
#	Fund commenced operations on July 25, 2012.
##	Fund commenced operations on July 26, 2012.

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2013, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended June 30, 2013.

6.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,532,378,669	$45,552,479	$(49,434,063)	$3,881,584
Strategic Bond Fund	183,377,553	4,747,059	(5,408,151)	(661,092)
Diversified Value Fund	281,782,784	78,662,065	(1,591,903)	77,070,162
Fundamental Value Fund	1,082,459,490	387,311,010	(16,812,136)	370,498,874
Large Cap Value Fund	436,826,379	54,491,509	(5,269,590)	49,221,919
S&P 500 Index Fund	1,974,423,241	903,562,666	(133,783,522)	769,779,144
Focused Value Fund	578,412,732	247,284,164	-	247,284,164
Fundamental Growth Fund	102,867,924	17,908,425	(1,823,897)	16,084,528
Blue Chip Growth Fund	798,553,061	284,319,836	(10,750,588)	273,569,248
Growth Opportunities Fund	509,352,357	176,773,920	(7,717,433)	169,056,487
Mid-Cap Value Fund	129,489,733	20,785,412	(3,960,629)	16,824,783
Small Cap Value Equity Fund	108,037,428	32,804,690	(1,065,602)	31,739,088
Small Company Value Fund	442,756,865	133,306,900	(20,487,872)	112,819,028
S&P Mid Cap Index Fund	124,737,777	19,583,940	(1,566,620)	18,017,320
Russell 2000 Small Cap Index Fund	114,053,636	18,464,567	(2,781,035)	15,683,532
Mid Cap Growth Equity II Fund	1,306,399,108	469,475,315	(20,550,053)	448,925,262
Small Cap Growth Equity Fund	764,317,075	166,833,984	(14,189,919)	152,644,065
Small Company Growth Fund	62,045,418	11,462,290	(1,442,289)	10,020,001
Diversified International Fund	143,661,850	17,323,194	(5,405,766)	11,917,428
MSCI EAFE International Index Fund	173,650,773	21,644,576	(3,601,083)	18,043,493
Overseas Fund	504,733,421	85,830,782	(20,068,665)	65,762,117

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2012, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Strategic Bond Fund	$-	$4,220,854	$-
Diversified Value Fund	-	118,203,439	-
Fundamental Value Fund	-	8,685,223	-
S&P 500 Index Fund	8,095,687	25,573,790	-
Blue Chip Growth Fund	22,901,530	80,616,905	-
Mid Cap Value Fund	1,548,526	41,375,263	-
Small Cap Value Equity Fund	5,812,894	31,271,443	-
Small Company Growth Fund	-	8,393,170	-
Diversified International Fund	12,970,723	62,822,946	511,296
Overseas Fund	-	124,922,165	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At December 31, 2012, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Long Term Capital Loss Carryforward	Short Term Capital Loss Carryforward
Diversified International Fund	$3,997,991	$10,507,681
Overseas Fund	-	3,312,931

The following Fund(s) elected to defer to the fiscal year beginning January 1,2013, post-October capital losses:

Post-October Loss
Strategic Bond Fund	$754,849
Fundamental Growth Fund	851,068
Blue Chip Growth Fund	1,521,084
Diversified International Fund	710,061

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2013 late year ordinary losses:

Amount
PIMCO Total Return Fund	$3,705,780

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2012, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
PIMCO Total Return Fund	$65,092,340	$3,968,335	$-
Strategic Bond Fund	5,613,265	-	-
Diversified Value Fund	6,724,836	-	-
Fundamental Value Fund	37,015,877	-	-
Large Cap Value Fund	6,689,783	139,858,959	-
S&P 500 Index Fund	50,952,630	-	-
Focused Value Fund	17,281,371	40,774,091	-
Fundamental Growth Fund	637,547	58,881	-
Blue Chip Growth Fund	1,398,451	-	-
Mid-Cap Value Fund	2,194,280	-	-
Small Cap Value Equity Fund	1,074,087	-	-
Small Company Value Fund	7,249,069	13,565,322	-
S&P Mid Cap Index Fund	1,263,014	38,734	-
Russell 2000 Small Cap Index Fund	1,327,669	5,042	-
Mid Cap Growth Equity II Fund	3,634,475	124,590,604	-
Small Cap Growth Equity Fund	-	43,900,621	-
Diversified International Fund	4,411,709	-	-
MSCI EAFE International Index Fund	1,578,651	16,555	-
Overseas Fund	8,195,701	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2012 :

Amount
Diversified International Fund	$401,185
MSCI EAFE International Index Fund	36,626
Overseas Fund	1,210,716

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2012, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$-	$2,567,349	$(3,920,652)	$88,064,652
Strategic Bond Fund	-	(4,220,854)	(805,313)	4,053,811
Diversified Value Fund	18,798	(118,203,439)	(85,829)	44,177,372
Fundamental Value Fund	-	(8,685,223)	(257,263)	222,478,402
Large Cap Value Fund	227,734	395,989	(215,253)	(3,707,609)
S&P 500 Index Fund	227,274	(33,669,477)	(484,471)	443,156,910
Focused Value Fund	7,151,633	5,793,288	(161,378)	138,064,016

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Fundamental Growth Fund	$13,185	$-	$(865,161)	$4,378,924
Blue Chip Growth Fund	339,861	(103,518,435)	(1,710,586)	218,636,172
Growth Opportunities Fund	69,794	5,306,647	(97,114)	131,139,865
Mid-Cap Value Fund	47,675	(42,923,789)	(29,237)	13,582,580
Small Cap Value Equity Fund	24,880	(37,084,337)	(23,171)	20,047,860
Small Company Value Fund	1,566,768	5,262,709	(124,495)	66,807,652
S&P Mid Cap Index Fund	89,476	47,054	(914)	7,766,934
Russell 2000 Small Cap Index Fund	642,507	30,598	(913)	6,460,037
Mid Cap Growth Equity II Fund	-	10,980,258	(318,946)	300,921,015
Small Cap Growth Equity Fund	-	5,705,047	(157,707)	58,448,904
Small Company Growth Fund	-	(8,393,170)	(20,957)	6,929,571
Diversified International Fund	243,570	(90,810,637)	(743,081)	9,203,799
MSCI EAFE International Index Fund	237,324	119,078	(1,269)	17,993,800
Overseas Fund	13,690,370	(128,235,096)	(163,409)	55,086,788

The Funds did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Financial Statements (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Effective August 27, 2013, Class N shares of the Small Company Growth Fund are no longer available.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2013, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the PIMCO Total Return Fund, Strategic Bond Fund, Diversified Value Fund, Fundamental Value Fund, Large Cap Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Blue Chip Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, and Overseas Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed expense and performance information for each Fund. (References to any one-, three-, five-, or ten-year period below are to periods ended December 31, 2012. The three-year or longer periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of the Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods (or for the most recent one-year period, where a Fund did not yet have a three-year period of performance). These Funds included the Blue Chip Growth Fund, Strategic Bond Fund, Focused Value Fund, Diversified Value Fund, Small Cap Value Equity Fund, Growth Opportunities Fund, and Overseas Fund and, for the one-year period, the PIMCO Total Return Fund. In the related discussion, the Committee noted that MassMutual was proposing changes to the fee structure of the Blue Chip Growth Fund (including reductions in the levels of administrative service fees paid by each share class of the Fund), and that the changes would not affect the Fund’s total net expense ratio. MassMutual noted that the Third-Party Report included a pro forma expense analysis for the Blue Chip Growth Fund, on the assumption that the proposed changes to the Fund were in effect during the measuring period.

The Committee also considered a number of Funds whose expenses were in the first quartile of their peer groups, and whose performance for the three-year period had been favorable, although their performance was below, although relatively close to, the median of their performance categories (51st percentile) for the one-year period. Those Funds included the Mid-Cap Value Fund (52nd percentile), Mid Cap Growth Equity II Fund (53rd percentile), and Small Company Growth Fund (56th percentile). The Committee reviewed this information with MassMutual, including, as applicable, the factors that may have contributed to the decline in relative performance in the most recent year, and determined that further inquiry was not required at this time. In the course of the related discussion, MassMutual noted that it was proposing changes in the fee arrangements for the Mid-Cap Value Fund, resulting in an increase of five basis points in the total net expense ratio of each share class of the Fund with the exception of Class Z; MassMutual noted that the Fund will continue to be priced relatively inexpensively after giving effect to the change. MassMutual noted that the Third-Party Report included a pro forma expense analysis for the Fund.

The Committee also considered that, in the case of certain of the Funds, expense information showed the Funds to be in the first quartile of their peer groups, and performance information showed the Funds to have had second quartile investment performance in their performance categories for the one-year period, showing an improvement from a third- or fourth-quartile performance ranking for the three-year period. These Funds included the Fundamental Value Fund and Diversified International Fund. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers.

The Committee considered information regarding the other Funds that had underperformed in recent periods compared to their peers. The Committee considered that each of the Funds had relatively favorable expenses, first or second quartile, but had achieved unfavorable relative performance.

•	Large Cap Value Fund – The Committee considered that MassMutual had replaced the long-term subadviser to the Fund at the end of 2012 with two other subadvisers, and that the prior subadviser had achieved a low fourth-quartile comparative performance over a substantial period of time. The Committee considered MassMutual’s statements that the new subadvisers were expected to provide a more diversified and varied investment strategy and have achieved favorable comparative performance in the past in respect of other products managed by them. MassMutual reported to the Committee that the lead portfolio manager for one of the subadvisers had recently left that subadviser, and that, for that reason and because of the recent change in subadviser, MassMutual will keep the Fund under close scrutiny in the coming year.

•	S&P 500 Index Fund – The Committee considered MassMutual’s statement that the Fund has performed in line with its benchmark index, adjusted for the Fund’s expenses, and provides investors an attractive index option consistent with the nature of the investment product. The Committee considered MassMutual’s view that the Fund is performing as intended. In the related discussion, the Committee noted that MassMutual was proposing a change in fees for the Fund that would result in an increase in the Class L share total net expense ratio. MassMutual noted that all existing Class L shareholders would have the opportunity to exchange their shares for shares of a less expensive class of shares of the Fund, and that, as a result, no existing shareholders would be affected by the proposed increase. MassMutual also noted that the Third-Party Report included a pro forma expense analysis for the Fund.

Other Information (Unaudited) (Continued)

•	Fundamental Growth Fund – The Committee considered that the current subadviser began managing the Fund in early 2012, when the Fund’s investment strategy was changed from a passive index strategy to an actively managed strategy. The Committee also considered that the subadviser’s strict sell discipline has caused it to sell many positions to take gains, where other managers might have chosen to continue to hold those positions in the generally rising equity markets. The Committee considered MassMutual’s strong confidence in the subadviser and its portfolio management team, and MassMutual’s belief that the Fund’s relative performance should improve when the market becomes less momentum-driven and more quality focused. The Committee noted that the Fund’s advisory fee contains no breakpoint, but, in light of the Fund’s recent change to active management, determined that it was still too early to know whether and at what level any breakpoint should be established.

•	Small Company Value Fund – The Committee considered MassMutual’s statements that, although the Fund has a quite favorable long-term comparative performance record (5-year and 10-year), it has underperformed for the one- and three-year periods due principally to the management by one of its three subadvisers. The Committee considered MassMutual’s statement that the underperformance was driven principally by weak stock selection by that subadviser during the period, but that MassMutual continues to have a high degree of confidence in that subadviser.

•	Small Cap Growth Equity Fund – The Committee considered that the Fund had achieved fourth-quartile comparative performance in the three-year period, although performance had improved to the 53rd percentile in the one-year period. The Committee considered MassMutual’s statement that the Fund had benefitted in recent periods from the addition of a subadviser to the Fund and the corresponding reduction in the Fund’s mandate to one of the Fund’s other subadvisers. The Committee considered that the Fund’s expenses are in the first comparative decile. MassMutual noted in the course of the discussion that the Fund would be on close watch for the coming year since one of the Fund’s subadvisers had recently experienced a change in its portfolio management team.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2013:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
PIMCO Total Return Fund
Class Z	$1,000	0.41%	$971.60	$1.98	$1,022.50	$2.03
Class S	1,000	0.56%	970.60	2.71	1,021.80	2.78
Class Y	1,000	0.68%	969.70	3.28	1,021.20	3.37
Class L	1,000	0.76%	969.60	3.67	1,020.80	3.77
Class A	1,000	0.86%	968.70	4.15	1,020.30	4.26
Class N	1,000	1.11%	967.70	5.36	1,019.10	5.50
Strategic Bond Fund
Class S	1,000	0.67%	972.90	3.24	1,021.20	3.32
Class Y	1,000	0.72%	972.90	3.48	1,021.00	3.57
Class L	1,000	0.87%	972.90	4.21	1,020.30	4.31
Class A	1,000	1.12%	971.90	5.42	1,019.00	5.54
Class N	1,000	1.42%	970.80	6.86	1,017.60	7.03

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class S	$1,000	0.59%	$1,152.80	$3.11	$1,021.60	$2.92
Class Y	1,000	0.69%	1,151.70	3.64	1,021.10	3.42
Class L	1,000	0.80%	1,151.20	4.22	1,020.60	3.96
Class A	1,000	1.09%	1,150.00	5.75	1,019.20	5.40
Class N	1,000	1.40%	1,148.30	7.37	1,017.70	6.93
Fundamental Value Fund
Class Z	1,000	0.59%	1,162.00	3.13	1,021.60	2.92
Class S	1,000	0.79%	1,160.70	4.19	1,020.60	3.91
Class Y	1,000	0.83%	1,161.10	4.40	1,020.50	4.11
Class L	1,000	0.98%	1,160.50	5.19	1,019.70	4.85
Class A	1,000	1.23%	1,158.70	6.51	1,018.50	6.09
Class N	1,000	1.53%	1,157.30	8.09	1,017.00	7.57
Large Cap Value Fund
Class S	1,000	0.74%	1,149.60	3.90	1,020.90	3.67
Class Y	1,000	0.83%	1,149.40	4.37	1,020.50	4.11
Class L	1,000	0.98%	1,148.70	5.16	1,019.70	4.85
Class A	1,000	1.23%	1,147.60	6.48	1,018.50	6.09
Class N	1,000	1.53%	1,147.10	8.06	1,017.00	7.57
S&P 500 Index® Fund
Class Z	1,000	0.08%	1,137.90	0.42	1,024.10	0.40
Class I	1,000	0.20%	1,137.60	1.05	1,023.50	0.99
Class S	1,000	0.42%	1,135.80	2.20	1,022.50	2.08
Class Y	1,000	0.45%	1,135.80	2.36	1,022.30	2.23
Class L	1,000	0.41%	1,136.00	2.15	1,022.50	2.03
Class A	1,000	0.65%	1,134.40	3.40	1,021.30	3.22
Class N	1,000	0.95%	1,133.30	4.97	1,019.90	4.71
Focused Value Fund
Class Z	1,000	0.68%	1,195.10	3.66	1,021.20	3.37
Class S	1,000	0.79%	1,194.30	4.25	1,020.60	3.91
Class Y	1,000	0.90%	1,193.70	4.84	1,020.10	4.46
Class L	1,000	1.04%	1,192.80	5.59	1,019.40	5.15
Class A	1,000	1.30%	1,192.00	6.99	1,018.10	6.43
Class N	1,000	1.59%	1,189.90	8.54	1,016.70	7.86
Fundamental Growth Fund
Class S	1,000	0.81%	1,126.90	4.22	1,020.50	4.01
Class Y	1,000	0.91%	1,126.90	4.75	1,020.10	4.51
Class L	1,000	1.06%	1,125.60	5.52	1,019.30	5.25
Class A	1,000	1.31%	1,122.60	6.82	1,018.10	6.48
Class N	1,000	1.61%	1,121.90	8.38	1,016.60	7.96
Blue Chip Growth Fund
Class S	1,000	0.76%	1,120.60	3.95	1,020.80	3.77
Class Y	1,000	0.82%	1,121.20	4.27	1,020.50	4.06
Class L	1,000	0.98%	1,119.50	5.09	1,019.70	4.85
Class A	1,000	1.19%	1,118.20	6.18	1,018.70	5.89
Class N	1,000	1.51%	1,116.10	7.84	1,017.10	7.47

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Growth Opportunities Fund
Class Z	$1,000	0.69%	$1,095.60	$3.55	$1,021.10	$3.42
Class S	1,000	0.84%	1,094.70	4.31	1,020.40	4.16
Class Y	1,000	0.94%	1,093.60	4.83	1,019.90	4.66
Class L	1,000	1.09%	1,093.00	5.59	1,019.20	5.40
Class A	1,000	1.34%	1,091.30	6.87	1,017.90	6.63
Class N	1,000	1.64%	1,090.00	8.40	1,016.50	8.11
Mid-Cap Value Fund
Class Z	1,000	0.73%	1,139.80	3.83	1,020.90	3.62
Class S	1,000	0.81%	1,138.50	4.25	1,020.50	4.01
Class Y	1,000	0.91%	1,138.50	4.77	1,020.10	4.51
Class L	1,000	1.06%	1,137.60	5.56	1,019.30	5.25
Class A	1,000	1.31%	1,135.90	6.86	1,018.10	6.48
Class N	1,000	1.61%	1,134.60	8.43	1,016.60	7.96
Small Cap Value Equity Fund
Class S	1,000	0.85%	1,166.20	4.51	1,020.40	4.21
Class Y	1,000	0.95%	1,166.20	5.05	1,019.90	4.71
Class L	1,000	1.10%	1,164.60	5.84	1,019.10	5.45
Class A	1,000	1.35%	1,162.90	7.16	1,017.90	6.68
Small Company Value Fund
Class Z	1,000	0.86%	1,136.10	4.50	1,020.30	4.26
Class S	1,000	1.05%	1,135.10	5.50	1,019.40	5.20
Class Y	1,000	1.09%	1,134.80	5.71	1,019.20	5.40
Class L	1,000	1.23%	1,134.50	6.44	1,018.50	6.09
Class A	1,000	1.49%	1,133.20	7.79	1,017.20	7.37
Class N	1,000	1.79%	1,131.80	9.36	1,015.70	8.85
S&P Mid Cap Index Fund
Class Z	1,000	0.19%	1,144.90	1.00	1,023.60	0.94
Class I	1,000	0.29%	1,144.00	1.52	1,023.10	1.44
Class S	1,000	0.44%	1,143.10	2.31	1,022.40	2.18
Class Y	1,000	0.54%	1,142.30	2.84	1,021.90	2.68
Class L	1,000	0.69%	1,142.20	3.62	1,021.10	3.42
Class A	1,000	0.84%	1,141.30	4.41	1,020.40	4.16
Russell 2000 Small Cap Index Fund
Class Z	1,000	0.19%	1,158.00	1.01	1,023.60	0.94
Class I	1,000	0.29%	1,157.10	1.53	1,023.10	1.44
Class S	1,000	0.44%	1,157.20	2.33	1,022.40	2.18
Class Y	1,000	0.54%	1,157.20	2.86	1,021.90	2.68
Class L	1,000	0.69%	1,155.40	3.65	1,021.10	3.42
Class A	1,000	0.84%	1,154.50	4.44	1,020.40	4.16
Mid Cap Growth Equity II Fund
Class Z	1,000	0.73%	1,145.00	3.84	1,020.90	3.62
Class S	1,000	0.85%	1,144.70	4.47	1,020.40	4.21
Class Y	1,000	0.94%	1,143.60	4.94	1,019.90	4.66
Class L	1,000	1.09%	1,142.90	5.73	1,019.20	5.40
Class A	1,000	1.34%	1,141.10	7.04	1,017.90	6.63
Class N	1,000	1.64%	1,139.30	8.60	1,016.50	8.11

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Small Cap Growth Equity Fund
Class Z	$1,000	0.85%	$1,205.80	$4.60	$1,020.40	$4.21
Class S	1,000	0.95%	1,205.00	5.14	1,019.90	4.71
Class Y	1,000	1.09%	1,204.10	5.89	1,019.20	5.40
Class L	1,000	1.23%	1,203.60	6.65	1,018.50	6.09
Class A	1,000	1.49%	1,202.20	8.05	1,017.20	7.37
Class N	1,000	1.79%	1,200.50	9.66	1,015.70	8.85
Small Company Growth Fund
Class S	1,000	1.11%	1,137.10	5.82	1,019.10	5.50
Class Y	1,000	1.15%	1,136.90	6.03	1,018.90	5.69
Class L	1,000	1.30%	1,136.50	6.81	1,018.10	6.43
Class A	1,000	1.55%	1,134.90	8.11	1,016.90	7.67
Class N	1,000	1.85%	1,133.50	9.68	1,015.40	9.14
Diversified International Fund
Class S	1,000	0.99%	1,026.20	4.92	1,019.70	4.90
Class Y	1,000	1.09%	1,024.10	5.41	1,019.20	5.40
Class L	1,000	1.17%	1,023.70	5.81	1,018.80	5.79
Class A	1,000	1.42%	1,023.10	7.04	1,017.60	7.03
MSCI EAFE International Index Fund
Class Z	1,000	0.23%	1,033.90	1.15	1,023.40	1.14
Class I	1,000	0.33%	1,033.90	1.65	1,022.90	1.64
Class S	1,000	0.48%	1,032.20	2.39	1,022.20	2.38
Class Y	1,000	0.58%	1,032.20	2.89	1,021.70	2.88
Class L	1,000	0.73%	1,031.40	3.64	1,020.90	3.62
Class A	1,000	0.88%	1,031.40	4.38	1,020.20	4.36
Overseas Fund
Class Z	1,000	0.85%	1,038.30	4.25	1,020.40	4.21
Class S	1,000	1.13%	1,036.90	5.64	1,019.00	5.59
Class Y	1,000	1.18%	1,037.10	5.89	1,018.70	5.84
Class L	1,000	1.23%	1,035.50	6.14	1,018.50	6.09
Class A	1,000	1.48%	1,034.90	7.38	1,017.30	7.32
Class N	1,000	1.78%	1,033.90	8.88	1,015.80	8.80

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2013

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This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Thank you for your continued confidence in MassMutual. We are committed to helping you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions.”

June 30, 2013

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report covering the six months ended June 30, 2013. Stocks in the United States and in foreign developed markets advanced during the first half of the year, and U.S. bonds and emerging-market equities declined. The actions and comments of central bankers across the globe kept the attention of investors and helped drive choppier stock markets and rising interest rates later in the period. The U.S. economy continued its somewhat unsteady recovery in the midst of government spending cuts mandated by sequestration – the automatic, across-the-board series of spending cuts to government agencies – and ongoing caution among business owners. Housing and unemployment mainly improved throughout the period, but U.S. gross domestic product (“GDP”) figures, which indicated higher rates of growth early in the period, underwent substantial downward revisions later. (GDP measures the total value of goods and services produced in a country.) Through it all, consumer confidence numbers reached their highest levels since mid-2007, and inflation remained in check. Elsewhere in the world, the ongoing recession in the euro zone and a March banking crisis in Cyprus kept investors wary. Looking to the Far East, China continued to struggle, while Japan made some headway against its economic challenges. Against this backdrop, two key commodities headed in different directions. The price of oil rose from slightly less than $92 a barrel at the beginning of the period to more than $96 at the end, taking a volatile route along the way. The price of gold continued its substantial decline, starting 2013 at around $1,676 an ounce and dropping to less than $1,224 by the end of the period.

Key events that defined the period

In the United States, encouraging pockets of economic strength and the Federal Reserve’s (the “Fed”) ongoing Quantitative Easing (“QE”) program gave investors reason for optimism, despite the challenges brought about by the “fiscal cliff” and sequestration. Late on January 1, 2013, congressional votes to avert the fiscal cliff were finally confirmed. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon by congress and the president.) The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers.

In February, equity investors focused on the specter of sequestration, which was set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the Fed continued its commitment to keep the federal funds rate between 0% and 0.25% and announced its continuation of the $85 billion per month bond-buying QE program. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.) In April, Commerce Department reports indicated that the U.S. economy rebounded in the first quarter of 2013 after a lackluster fourth quarter. The agency estimated first-quarter 2013 GDP growth to be at a level of 2.5%, versus fourth-quarter 2012 GDP growth of 0.4% – although the 2.5% figure was ultimately revised downward to a final 1.8% in June.

In May, the first signs emerged that QE could soon be scaled back when Fed Chairman Bernanke alluded to a possible “tapering down” of monthly Fed bond purchases in the near term – and minutes from the Fed’s May 1 meeting indicated other Fed officials supported the move. The day of the release, the Dow Jones Industrial AverageSM (the “Dow”) reversed its triple-digit point gain to post a loss of 0.80% for the day. The markets subsequently posted declines in each of the last two weeks of May and the yields of U.S. Treasury securities increased across the board as their prices fell. (Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

existing bonds fall – and vice versa.) That same month, the U.S. unemployment rate fell to 7.5%, marking a four-year low. In June, the unemployment rate ticked up slightly to 7.6%, as more individuals entered the job market. Stock and bond markets sold off sharply in mid-June and drove interest rates higher on lingering concerns that QE would end sooner than expected. Stocks rose again as the period drew to a close when the Department of Labor released the final downward revision of first-quarter GDP. The weaker-than-expected growth figure drove shares higher on investor expectations that the Fed would continue QE a while longer.

In news from around the world, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package in January 2013, which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. China sent mixed economic signals in the first part of 2013, but April reports were clear the country was in a slowdown. Also in April, the Bank of Japan announced plans to double the country’s monetary base over the next two years through its own bond-buying program in an effort to boost its economy. The announcement accelerated the already rallying Japanese stock market, which continued to advance well into May – but declined along with U.S. stocks in the wake of Fed chairman Bernanke’s comments about the possible end of QE. In June, consumer sentiment in the euro zone improved, despite the region’s continued recession, and the European Central Bank reaffirmed its commitment to stimulative monetary policy. Following a precipitous fall in late May into mid-June, Japanese stocks rallied on encouraging signs attributable to the country’s economic reforms, and China’s woes increased.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2013, outperforming most international competitors. The Russell 2000® Index, a benchmark of small-cap stocks, led the gainers with a 15.86% advance, while the Dow, a measure of blue-chip domestic stock performance, gained 15.20%. The S&P 500® Index, a measure of large-cap stock performance, also turned in a double-digit advance of 13.82%. The NASDAQ Composite® Index, an indicator of technology stock performance, returned 12.71% for the six months. In international equities, the MSCI EAFE® Index, a benchmark measuring foreign developed-market stocks, posted a 4.10% gain; while the MSCI® Emerging Markets Index, a benchmark of emerging stock markets, lost 9.57%. Fixed-income investments in the U.S. significantly lagged equity counterparts during the period, with the Barclays U.S. Aggregate Bond Index losing 2.44% during the period.*

Keeping it in perspective

The economic and market events that characterized the first six months of 2013 offer an excellent reminder that investing environments can be unpredictable and that it is important for investors to maintain perspective. We believe it is unwise for investors to use short-term performance to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid, systematic individual investment plan that reflects your long-term objectives, risk tolerance, and the amount of time you have to invest.**

Thank you for your continued confidence in MassMutual. We are committed to help you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions. If you work with a financial professional and have not met with him or her recently, you may wish to consider scheduling some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.
**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers, and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 6/30/13

U.S. Treasury Note 3.500% 5/15/20	1.7%
United Kingdom Gilt 4.750% 3/07/20	1.2%
Republic of Germany 4.250% 7/04/17	1.0%
U.S. Treasury Note 1.000% 5/31/18	0.9%
U.S. Treasury Note 2.625% 8/15/20	0.8%
Brazil Notas do Tesouro Nacional Serie B 6.000% 8/15/22	0.8%
U.S. Treasury Note 2.250% 3/31/16	0.8%
Bundesrepublik Deutschland 3.500% 7/04/19	0.8%
Google, Inc. Class A	0.7%
Pfizer, Inc.	0.7%

9.4%

MassMutual Select BlackRock Global Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Equities	59.2%
Bonds & Notes	20.4%
Mutual Funds	1.6%
Purchased Options	0.9%
Warrants	0.0%

Total Long-Term Investments	82.1%
Short-Term Investments and Other Assets and Liabilities	17.9%

Net Assets	100.0%

Securities Sold Short	(0.1)%

3

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited) (Continued)

MassMutual Select BlackRock Global Allocation Fund Country Weightings (% of Net Assets) on 6/30/13

United States	43.5%
Japan	7.9%
United Kingdom	5.1%
Germany	3.7%
Canada	2.7%
France	2.0%
Switzerland	2.0%
Australia	1.9%
Brazil	1.8%
Netherlands	1.6%
Singapore	1.0%
Italy	1.0%
Republic of Korea	0.8%
Hong Kong	0.7%
Cayman Islands	0.7%
Malaysia	0.7%
Ireland	0.6%
United Arab Emirates	0.5%
Bermuda	0.5%
Netherlands Antilles	0.4%
Luxembourg	0.3%
Spain	0.3%
Taiwan	0.3%
Mexico	0.3%
Chile	0.2%
Russia	0.2%
Sweden	0.2%
India	0.2%
China	0.2%
Belgium	0.2%
Channel Islands	0.1%
Thailand	0.1%
Turkey	0.1%
South Africa	0.1%
Kazakhstan	0.1%
Panama	0.1%
Philippines	0.0%
British Virgin Islands	0.0%
Portugal	0.0%
Denmark	0.0%
Colombia	0.0%
Indonesia	0.0%
Israel	0.0%
Argentina	0.0%

Total Long-Term Investments	82.1%
Short-Term Investments and Other Assets and Liabilities	17.9%

Net Assets	100.0%

Securities Sold Short	(0.1)%

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.2%

COMMON STOCK — 57.6%
Basic Materials — 3.9%
Chemicals — 2.1%
Agrium, Inc.	7,254	$630,808
Asahi Kasei Corp.	72,000	476,284
BASF SE	4,014	358,503
CF Industries Holdings, Inc.	491	84,206
China BlueChemical Ltd.	395,700	239,110
Eastman Chemical Co.	1,600	112,016
FMC Corp.	20,630	1,259,668
Hitachi Chemical Co. Ltd.	25,800	404,031
JSR Corp.	20,700	418,730
Lanxess AG	12,386	744,506
Linde AG	4,405	820,230
Mexichem SAB de CV	69,590	288,565
Monsanto Co.	10,224	1,010,131
Nitto Denko Corp.	7,300	469,652
Potash Corporation of Saskatchewan, Inc.	24,744	943,489
PPG Industries, Inc.	938	137,333
Praxair, Inc.	3,043	350,432
PTT Global Chemical PCL	202,360	450,196
Shin-Etsu Chemical Co. Ltd.	22,288	1,478,875
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,807	194,203
Syngenta AG	3,623	1,412,927
Ube Industries Ltd.	159,600	296,122

		12,580,017

Forest Products & Paper — 0.0%
International Paper Co.	2,503	110,908

Machinery – Construction & Mining — 0.2%
Rio Tinto PLC	29,067	1,191,356

Mining — 1.6%
Anglo Platinum Ltd. (a)	1	30
Antofagasta PLC	48,507	588,879
BHP Billiton PLC	67,020	1,721,373
Boliden AB	19,861	245,912
Detour Gold Corp. (a)	12,208	95,765
Eldorado Gold Corp.	49,967	309,295
First Quantum Minerals Ltd.	38,284	567,872
Freeport-McMoRan Copper & Gold, Inc.	37,928	1,047,192
Glencore International PLC	39,717	165,221
Goldcorp, Inc.	63,442	1,568,921
Kinross Gold Corp.	11,753	59,940
Kinross Gold Corp.	54,283	278,202
Newcrest Mining Ltd.	24,873	223,396
Newmont Mining Corp.	25,714	770,134
Orica Ltd.	13,034	245,016

	Number of Shares	Value
Osisko Mining Corp. (a)	51,864	$171,614
Polyus Gold International Ltd. GDR (Russia)	141,081	432,202
Silver Wheaton Corp.	24,589	483,666
Southern Copper Corp.	9,670	267,085
Teck Resources Ltd. Class B	12,635	270,010

		9,511,725

		23,394,006

Communications — 6.5%
Internet — 1.2%
Amazon.com, Inc. (a)	3,269	907,769
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,640	627,679
Expedia, Inc.	1,774	106,706
Facebook, Inc. Class A (a)	13,614	338,444
Google, Inc. Class A (a)	4,602	4,051,463
Rakuten, Inc.	73,300	867,030
Symantec Corp.	3,613	81,184
TIBCO Software, Inc. (a)	31,293	669,670

		7,649,945

Media — 1.6%
Charter Communications, Inc. Class A (a)	7,791	964,915
Comcast Corp. Class A	74,277	3,110,721
DISH Network Corp. Class A	2,876	122,288
Kabel Deutschland Holding AG	9,317	1,023,042
Liberty Media Corp. Class A (a)	7,319	927,756
Mediaset SpA (a)	124,335	468,533
Pearson PLC	15,604	277,060
Rogers Communications, Inc. Class B	11,296	442,803
RTL Group (a)	6,553	538,957
Shaw Communications, Inc.	33,673	808,126
Singapore Press Holdings Ltd.	56,090	184,122
Time Warner Cable, Inc.	5,351	601,880
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	53,118	255,633

		9,725,836

Telecommunications — 3.7%
Amdocs Ltd.	2,789	103,444
AT&T, Inc.	7,009	248,119
Axiata Group	361,812	752,574
BCE, Inc.	14,434	591,798
BT Group PLC	259,952	1,216,481
Chunghwa Telecom Co. Ltd.	54,708	185,946
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	14,556	467,393
Cisco Systems, Inc.	32,995	802,108

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	91,844	$1,306,940
Crown Castle International Corp. (a)	7,743	560,516
Deutsche Telekom AG	94,834	1,106,106
Eutelsat Communications SA	6,971	197,302
Far EasTone Telecommunications Co. Ltd.	140,087	375,695
France Telecom SA	17,783	167,465
KDDI Corp.	13,900	723,235
KT Corp. Sponsored ADR (Republic of Korea)	11,142	172,924
Leap Wireless International, Inc. (a)	13,418	90,303
Motorola Solutions, Inc.	1,887	108,936
MTN Group Ltd.	9,105	168,890
Nippon Telegraph & Telephone Corp.	10,370	541,228
NTT DoCoMo, Inc.	155	240,846
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,026	273,204
QUALCOMM, Inc.	45,909	2,804,122
Singapore Telecommunications Ltd.	259,228	767,682
Softbank Corp.	3,300	192,682
Sprint Nextel Corp. (a)	61,847	434,166
Swisscom AG	954	416,899
TDC A/S	28,814	233,107
Telecom Italia SpA	505,492	351,093
Telecom Italia SpA- RSP	54,481	30,105
Telefonica Brasil SA Sponsored ADR (Brazil)	17,592	401,449
Telefonica Deutschland Holding AG	47,206	341,689
Telefonica SA (a)	45,339	583,383
Telefonica SA Sponsored ADR (Spain) (a)	10,697	137,029
Telekom Malaysia	209,224	357,579
Telekomunikasi Indonesia Tbk PT	181,200	201,284
TELUS Corp.	10,844	316,545
Verizon Communications, Inc.	44,614	2,245,869
Vodafone Group PLC	189,786	544,632
Vodafone Group PLC Sponsored ADR (United Kingdom)	28,844	828,977
Ziggo NV	21,032	839,616

		22,429,361

		39,805,142

Consumer, Cyclical — 6.1%
Airlines — 0.1%
Japan Airlines Co. Ltd.	15,700	807,372

Auto Manufacturers — 2.3%
Bayerische Motoren Werke AG	5,468	477,712
Daihatsu Motor Co. Ltd.	16,750	317,536
Dongfeng Motor Group Co. Ltd. Class H	97,500	129,645
Fiat Industrial SpA	176,277	1,963,659

	Number of Shares	Value
Ford Motor Co.	96,291	$1,489,622
Fuji Heavy Industries Ltd.	119,030	2,935,017
General Motors Co. (a)	42,208	1,405,949
Honda Motor Co. Ltd.	34,560	1,284,266
Hyundai Motor Co.	3,408	669,546
Mazda Motor Corp. (a)	45,000	177,444
Paccar, Inc.	10,615	569,601
Suzuki Motor Corp.	61,537	1,419,184
Toyota Motor Corp.	18,100	1,092,901
Yulon Motor Co. Ltd.	152,000	242,591

		14,174,673

Automotive & Parts — 1.0%
Aisin Seiki Co. Ltd.	10,940	418,672
BorgWarner, Inc. (a)	5,061	436,005
Bridgestone Corp.	34,500	1,175,939
Cheng Shin Rubber Industry Co. Ltd.	112,358	353,103
Delphi Automotive PLC	6,041	306,218
Denso Corp.	16,270	763,075
Futaba Industrial Co. Ltd. (a)	21,010	95,762
Johnson Controls, Inc.	10,776	385,673
Lear Corp.	1,900	114,874
Sumitomo Electric Industries Ltd.	31,400	375,538
Toyota Industries Corp.	31,121	1,274,141
TRW Automotive Holdings Corp. (a)	5,100	338,844

		6,037,844

Distribution & Wholesale — 0.5%
Mitsubishi Corp.	52,820	904,927
Mitsui & Co. Ltd.	155,852	1,958,187
Sumitomo Corp.	24,100	300,614

		3,163,728

Entertainment — 0.2%
Delta Topco Ltd. (b)	800,425	469,299
International Game Technology	20,289	339,029
Manchester United PLC Class A (a)	20,005	318,479

		1,126,807

Home Builders — 0.2%
MRV Engenharia e Participacoes SA	86,122	249,333
PulteGroup, Inc. (a)	29,798	565,268

		814,601

Leisure Time — 0.1%
Carnival Corp.	9,733	333,745

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	85,845

Retail — 1.4%
Coach, Inc.	12,908	736,918
CVS Caremark Corp.	19,676	1,125,074
Macy’s, Inc.	1,900	91,200
McDonald’s Corp.	17,191	1,701,909
Nitori Holdings Co. Ltd.	5,550	447,989
Ross Stores, Inc.	1,200	77,772

6

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Ryohin Keikaku Co. Ltd.	6,900	$566,347
Tiffany & Co.	8,231	599,546
Wal-Mart Stores, Inc.	28,977	2,158,497
Williams-Sonoma, Inc.	6,594	368,539
Yamada Denki Co. Ltd.	13,180	534,925
Zhongsheng Group Holdings Ltd.	213,850	234,803

		8,643,519

Textiles — 0.1%
Guinness Peat Group PLC (a)	374,884	133,698
Kuraray Co. Ltd.	32,510	456,342

		590,040

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	17,426	789,572
Nintendo Co. Ltd.	4,900	578,095

		1,367,667

		37,145,841

Consumer, Non-Cyclical — 12.8%
Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	61,992
Philip Morris International, Inc.	1,179	102,125
SLC Agricola SA	44,382	376,322

		540,439

Beverages — 1.3%
The Coca-Cola Co.	62,119	2,491,593
Constellation Brands, Inc. Class A (a)	2,821	147,030
Diageo PLC Sponsored ADR (United Kingdom)	7,688	883,736
Dr. Pepper Snapple Group, Inc.	4,592	210,911
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,152	325,255
InBev NV	7,577	672,195
Kirin Holdings Co. Ltd.	23,800	373,792
PepsiCo, Inc.	25,900	2,118,361
SABMiller PLC	2,435	117,169
Suntory Beverage & Food Ltd. (a)	18,900	590,744

		7,930,786

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc. (a)	5,419	499,849
Amgen, Inc.	9,503	937,566
ARIAD Pharmaceuticals, Inc. (a)	2,445	42,763
Biogen Idec, Inc. (a)	3,891	837,343
Celgene Corp. (a)	9,683	1,132,040
Life Technologies Corp. (a)	5,052	373,898
Mesoblast Ltd. (a)	56,372	270,884

		4,094,343

	Number of Shares	Value
Commercial Services — 1.6%
Alliance Data Systems Corp. (a)	812	$146,996
Anhanguera Educacional Participacoes SA	71,409	412,834
Cielo SA	24,934	625,766
MasterCard, Inc. Class A	5,404	3,104,598
McKesson Corp.	9,329	1,068,170
Qualicorp SA (a)	39,075	295,950
Visa, Inc. Class A	21,113	3,858,401

		9,512,715

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	21,304	1,220,506
Kao Corp.	9,400	319,896
The Procter & Gamble Co.	34,384	2,647,224
Unicharm Corp.	4,200	237,587

		4,425,213

Foods — 1.2%
Cosan Ltd. Class A	63,772	1,030,556
General Mills, Inc.	17,623	855,244
Hillshire Brands Co.	19,384	641,223
Kraft Foods Group, Inc.	7,739	432,378
The Kroger Co.	2,958	102,169
Mondelez International Inc.	43,661	1,245,648
Nestle SA	28,080	1,836,612
Unilever NV	19,142	750,880
Unilever NV NY Shares	4,391	172,610
Unilever PLC	7,592	308,322
Unilever PLC Sponsored ADR (United Kingdom)	4,854	196,344
WhiteWave Foods Co. (a)	1,688	27,430

		7,599,416

Health Care – Products — 1.0%
Covidien PLC	16,037	1,007,765
Fresenius SE & Co. KGaA	8,633	1,064,089
Intuitive Surgical, Inc. (a)	610	309,014
Johnson & Johnson	28,708	2,464,869
Medtronic, Inc.	15,666	806,329
Stryker Corp.	1,408	91,069
Terumo Corp.	6,140	305,553

		6,048,688

Health Care – Services — 2.0%
Aetna, Inc.	22,304	1,417,196
Al Noor Hospitals Group PLC (a)	32,300	311,218
Bangkok Dusit Medical Services PCL	87,600	444,849
DaVita, Inc. (a)	5,010	605,208
HCA Holdings, Inc.	29,671	1,069,936
HEALTHSOUTH Corp. (a)	13,076	376,589
Humana, Inc.	20,126	1,698,232
IHH Healthcare Bhd (a)	928,300	1,160,440
Life Healthcare Group Holdings Ltd.	96,702	369,175
NMC Health PLC	56,641	232,788
Raffles Medical Group Ltd.	95,600	236,291

7

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Tenet Healthcare Corp. (a)	11,358	$523,604
UnitedHealth Group, Inc.	18,273	1,196,516
Universal Health Services, Inc. Class B	26,113	1,748,527
WellPoint, Inc.	6,881	563,141

		11,953,710

Household Products — 0.2%
Avery Dennison Corp.	7,600	324,976
Hypermarcas SA	66,542	433,305
Kimberly-Clark Corp.	7,848	762,355

		1,520,636

Pharmaceuticals — 4.0%
Abbott Laboratories	17,947	625,991
AbbVie, Inc.	22,420	926,843
Allergan, Inc.	7,370	620,849
AmerisourceBergen Corp.	12,675	707,645
Astellas Pharma, Inc.	13,770	749,875
AstraZeneca PLC	26,871	1,271,105
Bristol-Myers Squibb Co.	25,818	1,153,806
Cardinal Health, Inc.	27,233	1,285,398
Cubist Pharmaceuticals, Inc. (a)	7,026	339,356
Express Scripts Holding Co. (a)	8,216	506,845
Gilead Sciences, Inc. (a)	23,400	1,198,314
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	89,097
GlaxoSmithKline PLC	36,393	910,437
Kyowa Hakko Kirin Co. Ltd.	29,210	330,481
Mead Johnson Nutrition Co. Class A	15,227	1,206,435
Novartis AG	18,552	1,314,769
Onyx Pharmaceuticals, Inc. (a)	3,908	485,061
Perrigo Co.	4,264	515,944
Pfizer, Inc. (c)	141,993	3,977,224
Roche Holding AG	13,554	3,358,469
Sanofi	11,351	1,169,801
Sanofi ADR (France)	1,546	79,634
Ship Healthcare Holdings, Inc.	4,600	169,299
Shire Ltd.	28,435	902,043
Sino Biopharmaceutical Ltd.	184,000	118,611
Sinopharm Group Co.	135,200	338,863
Valeant Pharmaceuticals International, Inc. (a)	2,873	247,309

		24,599,504

		78,225,450

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Keppel Corp. Ltd.	90,812	742,567
LVMH Moet Hennessy Louis Vuitton SA	3,339	537,701

		1,280,268

	Number of Shares	Value
Energy — 5.8%
Coal — 0.2%
Project Eagle Shell (b)	34,701	$591,167
Project Eagle Shell Class A (b)	400	6,814
Project Eagle Shell Series D (b)	36,254	616,318

		1,214,299

Oil & Gas — 4.6%
Anadarko Petroleum Corp.	22,797	1,958,946
Apache Corp.	6,569	550,679
Athabasca Oil Corp. (a)	81,291	503,189
BG Group PLC	94,615	1,614,793
BP PLC	60,165	417,375
BP PLC Sponsored ADR (United Kingdom)	16,586	692,300
Canadian Natural Resources Ltd.	23,948	676,770
Chevron Corp.	16,182	1,914,978
Cobalt International Energy, Inc. (a)	16,612	441,381
Devon Energy Corp.	12,102	627,852
Diamond Offshore Drilling, Inc.	1,274	87,638
Eni SpA	64,160	1,318,142
EOG Resources, Inc.	5,498	723,977
Helmerich & Payne, Inc.	1,557	97,235
Inpex Corp.	178	744,142
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	35,419	534,920
Marathon Oil Corp.	79,109	2,735,589
Marathon Petroleum Corp.	39,249	2,789,034
Murphy Oil Corp.	1,471	89,569
Occidental Petroleum Corp.	19,236	1,716,428
Phillips 66	19,383	1,141,853
QEP Resources, Inc.	24,864	690,722
SM Energy Co.	11,215	672,676
Suncor Energy, Inc.	62,722	1,848,799
Suncor Energy, Inc.	2,789	82,248
Total SA	21,100	1,028,929
Total SA Sponsored ADR (France)	23,103	1,125,116
Valero Energy Corp.	3,147	109,421
Vallares PLC (a)	34,239	477,476
Whiting Petroleum Corp. (a)	15,384	709,049

		28,121,226

Oil & Gas Services — 1.0%
Dresser-Rand Group, Inc. (a)	166	9,957
Halliburton Co.	24,022	1,002,198
National Oilwell Varco, Inc.	29,065	2,002,578
Schlumberger Ltd.	31,254	2,239,662
Technip SA	9,459	956,015

		6,210,410

		35,545,935

8

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 10.6%
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA	46,990	$391,295
Banco Santander SA	87,435	553,543
Bank of America Corp.	175,712	2,259,656
Bank of New York Mellon Corp.	21,105	591,995
Bank of Nova Scotia	9,242	494,043
BB&T Corp.	20,005	677,769
BNP Paribas	32,219	1,760,341
Capital One Financial Corp.	14,977	940,705
Commonwealth Bank of Australia	4,756	298,945
Deutsche Bank AG	30,112	1,259,686
HSBC Holdings PLC	208,881	2,164,651
Intesa Sanpaolo	406,390	650,273
Lloyds Banking Group PLC (a)	748,473	721,573
M&T Bank Corp.	3,952	441,636
Mitsubishi UFJ Financial Group, Inc.	181,100	1,123,811
National Australia Bank Ltd.	6,471	174,326
Northern Trust Corp.	7,503	434,424
Oversea-Chinese Banking Corp. Ltd.	81,900	643,047
Sberbank of Russian Federation	210,912	593,035
Societe Generale	7,105	241,930
State Street Corp.	18,903	1,232,665
Sumitomo Mitsui Financial Group, Inc.	43,830	2,011,079
Svenska Handelsbanken AB	21,034	841,044
The Toronto-Dominion Bank	4,329	347,695
U.S. Bancorp	34,716	1,254,983
UniCredit SpA	129,786	606,902
Wells Fargo & Co.	90,791	3,746,945

		26,457,997

Diversified Financial — 1.8%
American Express Co.	20,778	1,553,363
Ameriprise Financial, Inc.	1,200	97,056
Citigroup, Inc. (c)	37,812	1,813,842
Credit Suisse Group	18,172	481,789
Deutsche Boerse AG	6,211	408,878
Discover Financial Services	22,893	1,090,623
The Goldman Sachs Group, Inc.	7,430	1,123,787
JPMorgan Chase & Co.	70,562	3,724,968
Morgan Stanley	16,619	406,002
UBS AG	31,379	533,076

		11,233,384

Insurance — 2.9%
ACE Ltd.	20,006	1,790,137
Allianz SE	6,732	983,143
American International Group, Inc. (a)	12,200	545,340
Amlin PLC	27,564	165,301
Arch Capital Group Ltd. (a)	5,346	274,838
AXA SA	41,169	808,905
Axis Capital Holdings Ltd.	2,304	105,477
Berkshire Hathaway, Inc. Class B (a)	4,499	503,528
The Chubb Corp.	9,214	779,965

	Number of Shares	Value
CNA Financial Corp.	2,951	$96,262
Fidelity National Financial, Inc. Class A	11,894	283,196
ING Groep NV (a)	76,606	700,002
Lincoln National Corp.	3,763	137,237
MetLife, Inc.	13,092	599,090
Millea Holdings, Inc.	91,375	2,897,900
Mitsui Sumitomo Insurance Group Holdings, Inc.	34,266	871,469
Muenchener Rueckversicherungs AG	2,026	372,026
Platinum Underwriters Holdings Ltd.	3,473	198,725
The Progressive Corp.	24,532	623,604
Prudential Financial, Inc.	7,164	523,187
QBE Insurance Group Ltd.	34,989	482,891
Reinsurance Group of America, Inc. Class A	1,100	76,021
RenaissanceRe Holdings Ltd.	4,313	374,325
Sony Financial Holdings, Inc.	34,100	538,819
T&D Holdings, Inc.	14,400	193,709
Torchmark Corp.	1,550	100,967
The Travelers Cos., Inc.	14,720	1,176,422
Unum Group	3,741	109,873
Xl Group PLC	35,401	1,073,358
Zurich Financial Services AG	1,647	426,834

		17,812,551

Investment Companies — 0.1%
RHJ International (a)	46,200	217,665
RHJ International Deposit Shares (a) (e)	11,800	55,525

		273,190

Real Estate — 0.7%
BR Malls Participacoes SA	22,758	203,780
Brookfield Asset Management, Inc. Class A	17,448	628,477
Capitaland Ltd.	222,500	537,452
Cyrela Brazil Realty SA	50,293	345,753
Daito Trust Construction Co. Ltd.	3,500	329,983
The St. Joe Co. (a)	105,745	2,225,932

		4,271,377

Real Estate Investment Trusts (REITS) — 0.8%
American Capital Agency Corp.	22,488	516,999
American Tower Corp.	12,881	942,503
Equity Residential	15,738	913,748
Fibra Uno Administracion SA de CV	75,700	254,194
Keppel REIT	18,162	18,554
The Link REIT	140,233	685,484
Simon Property Group, Inc.	4,970	784,863
TF Administradora Industrial S de RL de CV	192,100	400,435
Unibail-Rodamco SE	1,408	328,057

		4,844,837

		64,893,336

9

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 6.4%
Aerospace & Defense — 1.1%
European Aeronautic Defence and Space Co.	25,657	$1,364,313
General Dynamics Corp.	1,267	99,244
L-3 Communications Holdings, Inc.	1,290	110,605
Northrop Grumman Corp.	1,364	112,939
Raytheon Co.	1,708	112,933
Safran SA	51,146	2,663,841
United Technologies Corp.	25,891	2,406,309

		6,870,184

Biotechnology — 0.1%
Daikin Industries Ltd.	10,700	432,688

Building Materials — 0.2%
Compagnie de Saint-Gobain	23,604	950,110
Rinnai Corp.	5,000	355,951
Yuanda China Holdings Ltd.	1,445,132	132,847

		1,438,908

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	971	97,595
Hitachi Ltd.	137,600	883,902

		981,497

Electronics — 0.8%
Agilent Technologies, Inc.	22,359	956,071
Fanuc Ltd.	1,950	282,764
Hoya Corp.	37,720	773,965
Kyocera Corp.	3,900	396,999
Mettler-Toledo, Inc. (a)	1,935	389,322
Murata Manufacturing Co. Ltd.	10,070	766,655
PerkinElmer, Inc.	12,769	414,993
TE Connectivity Ltd.	2,500	113,850
Waters Corp. (a)	6,987	699,049

		4,793,668

Engineering & Construction — 0.3%
JGC Corp.	35,030	1,261,052
KBR, Inc.	9,794	318,305
Okumura Corp.	75,230	288,263
Toda Corp.	94,200	261,726

		2,129,346

Health Care – Services — 0.1%
Thermo Fisher Scientific, Inc.	10,033	849,093

Machinery – Diversified — 0.6%
CNH Global NV	2,177	90,694
Cummins, Inc.	3,822	414,534
Haitian International Holdings Ltd.	110,171	159,967
IHI Corp.	147,000	557,379
Kubota Corp.	92,220	1,338,827
Rockwell Automation, Inc.	14,836	1,233,465

		3,794,866

	Number of Shares	Value
Manufacturing — 1.3%
3M Co.	8,719	$953,423
Cheil Industries, Inc.	3,171	247,655
Danaher Corp.	10,307	652,433
Eaton Corp. PLC	8,241	542,340
General Electric Co.	154,354	3,579,469
Invensys PLC	64,389	405,168
Parker Hannifin Corp.	995	94,923
Siemens AG	11,461	1,158,050

		7,633,461

Metal Fabricate & Hardware — 0.3%
Jiangxi Copper Co. Ltd.	161,000	270,959
Precision Castparts Corp.	5,211	1,177,738
Tenaris SA Sponsored ADR (Luxembourg)	8,590	345,920

		1,794,617

Packaging & Containers — 0.1%
Crown Holdings, Inc. (a)	12,656	520,541
Sealed Air Corp.	14,318	342,916

		863,457

Transportation — 1.3%
Asciano Group	102,971	470,146
Canadian National Railway Co.	6,163	599,475
Canadian Pacific Railway Ltd.	2,510	304,664
East Japan Railway	17,453	1,356,893
FedEx Corp.	6,537	644,418
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (d)	32,978	206,937
Union Pacific Corp.	13,412	2,069,203
United Continental Holdings, Inc. (a)	25,749	805,686
United Parcel Service, Inc. Class B	10,323	892,733
West Japan Railway Co.	6,600	279,387

		7,629,542

		39,211,327

Technology — 3.2%
Computers — 0.5%
Accenture PLC Class A	1,349	97,074
Apple, Inc.	123	48,718
Computer Sciences Corp.	2,624	114,852
EMC Corp.	84,567	1,997,473
Fusion-io, Inc. (a)	56,120	799,149
Western Digital Corp.	2,190	135,977

		3,193,243

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,440	71,539

Office Equipment/Supplies — 0.1%
Canon, Inc.	21,738	713,957

10

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 0.9%
Freescale Semiconductor Holdings I Ltd. (a)	74,371	$1,007,727
KLA-Tencor Corp.	1,500	83,595
Rohm Co. Ltd.	10,360	417,888
Samsung Electronics Co. Ltd.	3,224	3,783,945

		5,293,155

Software — 1.7%
Activision Blizzard, Inc.	50,009	713,128
Adobe Systems, Inc. (a)	3,306	150,621
CA, Inc.	3,152	90,242
Citrix Systems, Inc. (a)	9,160	552,623
Electronic Arts, Inc. (a)	60,089	1,380,244
Fidelity National Information Services, Inc.	2,745	117,596
Intuit, Inc.	1,393	85,015
Microsoft Corp.	84,728	2,925,658
Oracle Corp.	103,063	3,166,095
Red Hat, Inc. (a)	6,184	295,719
VMware, Inc. Class A (a)	9,515	637,410

		10,114,351

		19,386,245

Utilities — 2.1%
Electric — 1.5%
The AES Corp.	47,870	573,961
American Electric Power Co., Inc.	17,039	763,006
Calpine Corp. (a)	42,774	908,092
CenterPoint Energy, Inc.	5,344	125,531
CMS Energy Corp.	18,761	509,736
Dominion Resources, Inc.	20,206	1,148,105
Duke Energy Corp.	11,155	752,963
National Grid PLC	101,304	1,145,899
NextEra Energy, Inc.	20,734	1,689,406
PPL Corp.	21,681	656,067
RusHydro Sponsored ADR (Russia) (a)	156,367	228,296
Scottish & Southern Energy PLC	38,863	897,210

		9,398,272

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	176,922	1,271,240
Sempra Energy	4,679	382,555
Tokyo Gas Co. Ltd.	216,988	1,200,931

		2,854,726

Water — 0.1%
American Water Works Co., Inc.	15,610	643,600

		12,896,598

TOTAL COMMON STOCK (Cost $298,553,279)		351,784,148

	Number of Shares	Value
CONVERTIBLE PREFERRED STOCK — 0.1%
Financial — 0.1%
Savings & Loans — 0.1%
Omnicare Capital Trust II 4.000%	4,900	$288,757

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,536)		288,757

PREFERRED STOCK — 1.5%
Basic Materials — 0.0%
Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. 7.000%	13,542	240,235

Consumer, Cyclical — 0.4%
Airlines — 0.0%
Continental Airlines Finance Trust II 6.000%	1,150	50,744

Auto Manufacturers — 0.4%
General Motors Co. 4.750%	12,685	610,909
Volkswagen AG 1.580%	7,593	1,532,922

		2,143,831

		2,194,575

Consumer, Non-cyclical — 0.1%
Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	13,044	582,241

Financial — 0.8%
Banks — 0.4%
HSBC Holdings PLC 8.000%	15,000	406,500
Itau Unibanco Holding SA 3.000%	33,970	437,996
Royal Bank of Scotland Group PLC, Series M 6.400%	9,275	196,908
Royal Bank of Scotland Group PLC, Series Q 6.750%	5,175	115,454
Royal Bank of Scotland Group PLC, Series T 7.250%	13,724	328,827
US Bancorp, Series F 6.500% VRN	13,364	375,529
US Bancorp, Series G 6.000% VRN	6,837	187,402
Wells Fargo & Co. 7.500%	240	286,560

		2,335,176

Diversified Financial — 0.2%
Citigroup Capital XIII 7.875%	24,692	687,672
RBS Capital Funding Trust VII, Series G 6.080%	12,621	268,575

		956,247

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500%	7,500	465,675

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	781,500

		4,538,598

11

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Government — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association, Series S 8.250%	43,210	$196,606

Industrial — 0.0%
Aerospace & Defense — 0.0%
United Technologies Corp. 7.500%	4,500	267,120

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc. 5.599%	8,579	483,856
PPL Corp. 8.750%	7,075	382,191
PPL Corp. 9.500%	8,000	419,280

		1,285,327

TOTAL PREFERRED STOCK (Cost $8,315,595)		9,304,702

TOTAL EQUITIES (Cost $307,032,410)		361,377,607

	Principal Amount
BONDS & NOTES — 20.4%

BANK LOANS — 0.8%
Entertainment — 0.3%
Delta Debtco Ltd., Term Loan 9.250% 10/30/19	$1,063,000	1,114,821
Univision Communications, Inc., Refi Term Loan C2 4.500% 3/02/20	692,265	684,477

		1,799,298

Iron & Steel — 0.1%
Constellium Holdco B.V., New Term Loan B 6.000% 3/25/20	173,964	176,791
Constellium Holdco B.V., New EUR Term Loan EUR (f) 6.500% 3/25/20	173,565	228,180
Essar Steel Algoma, Inc., ABL Term Loan 8.750% 9/19/14	209,060	212,066

		617,037

Oil & Gas — 0.1%
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	573,582	576,450

Oil & Gas Services — 0.1%
GNL Quintero SA, Term Loan 1.280% 6/20/23	432,155	382,025

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan E 0.000% 6/24/20	473,000	471,425

	Principal Amount	Value
Telecommunications — 0.1%
Cricket Communications, Inc., Term Loan C 4.750% 3/09/20	$435,000	$430,785
Vodafone Americas Finance 2, PIK Term Loan B 6.250% 7/11/16	453,750	462,825

		893,610

TOTAL BANK LOANS (Cost $4,631,031)		4,739,845

CORPORATE DEBT — 6.5%
Agriculture — 0.1%
BAT International Finance PLC (e) 2.125% 6/07/17	336,000	336,998

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (e) 0.879% 1/09/15	528,000	529,672
Daimler Finance NA LLC (e) 1.300% 7/31/15	180,000	180,396
Volkswagen International Finance NV EUR (e) (f) 5.500% 11/09/15	800,000	1,067,145

		1,777,213

Banks — 1.2%
Banco Bradesco SA/Cayman Islands (e) 4.500% 1/12/17	400,000	416,000
Banco Santander Chile FRN (e) 2.150% 6/07/18	610,000	609,274
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (e) 4.125% 11/09/22	283,000	265,313
Bank of America Corp. FRN 1.343% 3/22/18	264,000	261,247
Bank of America Corp. 2.000% 1/11/18	492,000	476,558
CIT Group, Inc. (e) 4.750% 2/15/15	395,000	401,419
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	240,024
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	546,119
Deutsche Bank Capital Funding Trust VII VRN (e) 5.628% 12/31/49	83,000	80,510
Export-Import Bank of Korea 1.250% 11/20/15	211,000	208,588
HSBC USA, Inc. 1.625% 1/16/18	366,000	357,074
ICICI Bank Ltd/Dubai (e) 4.700% 2/21/18	216,000	216,768
Intesa Sanpaolo SpA 3.125% 1/15/16	540,000	530,959

12

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds TSB Bank PLC VRN GBP (f) 13.000% 12/31/49	$565,000	$1,241,741
Nordea Bank AB (e) 3.125% 3/20/17	280,000	288,142
Sberbank of Russia Via SB Capital SA (e) 5.125% 10/29/22	363,000	340,313
UBS AG 5.875% 12/20/17	200,000	230,050
USB Capital IX VRN 3.500% 10/29/49	497,000	432,390

		7,142,489

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	264,000	259,829

Biotechnology — 0.3%
Cubist Pharmaceuticals, Inc., Convertible 2.500% 11/01/17	218,000	381,909
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	640,000	1,448,400

		1,830,309

Building Materials — 0.1%
Building Materials Corp. of America (e) 6.875% 8/15/18	114,000	120,270
Texas Industries, Inc. 9.250% 8/15/20	220,000	237,050

		357,320

Chemicals — 0.0%
Phibro Animal Health Corp. (e) 9.250% 7/01/18	54,000	58,050

Coal — 0.1%
Bumi Investment Pte Ltd. (e) 10.750% 10/06/17	251,000	180,720
Consol Energy, Inc. 8.000% 4/01/17	550,000	578,875

		759,595

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	828,000	795,127
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	300,675

		1,095,802

Diversified Financial — 0.6%
Ally Financial, Inc. 4.500% 2/11/14	256,000	258,176
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	265,692
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	323,950
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	352,402
General Electric Capital Corp. 5.550% 5/04/20	360,000	406,648
General Electric Capital Corp. VRN 6.250% 12/31/49	500,000	531,250

	Principal Amount	Value
Hyundai Capital America (e) 1.625% 10/02/15	$140,000	$139,547
Hyundai Capital America (e) 2.125% 10/02/17	223,000	215,592
JPMorgan Chase & Co. VRN 5.150% 12/31/49	664,000	632,460
Morgan Stanley 7.300% 5/13/19	216,000	250,909
TNK-BP Finance SA (e) 6.625% 3/20/17	133,000	144,305
TNK-BP Finance SA (e) 7.500% 7/18/16	200,000	221,750

		3,742,681

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (e) 9.750% 10/25/22	80,000	39,000

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd., Convertible (g) 0.000% 10/11/12	341,000	232,732
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	302,250

		534,982

Engineering & Construction — 0.0%
Odebrecht Finance Ltd. (e) 5.125% 6/26/22	200,000	196,000

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	661,798	641,831

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	500,000	472,125

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (e) (h) 11.000% 7/15/18	600,000	562,962

Health Care – Products — 0.1%
Hologic, Inc. Convertible STEP 2.000% 12/15/37	655,000	729,916

Health Care – Services — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (e) (h) 8.000% 7/06/18	1,400,000	1,398,250
Brookdale Senior Living, Inc., Convertible 2.750% 6/15/18	73,000	85,957
DaVita, Inc. 6.375% 11/01/18	101,000	105,419

		1,589,626

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (e) 3.500% 1/13/17	348,000	358,578

13

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (e) (h) 5.500% 11/13/14	$618,000	$446,505
Wharf Finance 2014 Ltd. HKD (f) 2.300% 6/07/14	2,000,000	262,698

		1,067,781

Media — 0.2%
Cablevision Systems Corp. 5.875% 9/15/22	223,000	215,752
Nara Cable Funding Ltd. EUR (e) (f) 8.875% 12/01/18	300,000	407,091
NBCUniversal Enterprise, Inc. (e) 5.250% 12/31/49	300,000	300,000
Ono Finance II PLC (e) 10.875% 7/15/19	153,000	159,120
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (e) 5.500% 1/15/23	202,000	190,890

		1,272,853

Mining — 0.0%
FMG Resources August 2006 Pty Ltd. (e) 6.000% 4/01/17	219,000	212,978

Oil & Gas — 0.5%
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	1,030,000	158,496
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	721,000	764,711
Essar Energy PLC, Convertible 4.250% 2/01/16	400,000	328,000
OGX Petroleo e Gas Participacoes SA (e) 8.500% 6/01/18	850,000	267,750
Petrobras Global Finance BV 2.000% 5/20/16	209,000	204,660
Petrobras Global Finance BV FRN 2.414% 1/15/19	1,005,000	984,900
Reliance Holdings USA, Inc. (e) 4.500% 10/19/20	323,000	317,694

		3,026,211

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	72,765

Pharmaceuticals — 0.2%
Capsugel FinanceCo SCA EUR (e) (f) 9.875% 8/01/19	100,000	143,962
Hypermarcas SA (e) 6.500% 4/20/21	213,000	214,065
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	429,000	1,016,730

		1,374,757

	Principal Amount	Value
Pipelines — 0.0%
Sabine Pass Liquefaction LLC (e) 5.625% 4/15/23	$252,000	$238,140

Real Estate — 0.6%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	588,757
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,500,000	1,162,722
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	500,000	421,104
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	370,000	414,169
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (e) (h) 7.500% 12/20/15	500,000	629,000
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	200,000	197,044

		3,412,796

Savings & Loans — 0.6%
Dana Gas Sukuk Ltd., Convertible (e) 7.000% 10/31/17	1,284,360	1,179,055
Dana Gas Sukuk Ltd. (e) 9.000% 10/31/17	1,284,360	1,271,516
Odebrecht Drilling Norbe VIII/IX Ltd. (e) 6.350% 6/30/21	216,450	218,615
Zeus Cayman II JPY (d) (f) 0.010% 8/18/16	28,000,000	374,209
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	43,000,000	422,716

		3,466,111

Software — 0.2%
Salesforce.com, Inc., Convertible (e) 0.250% 4/01/18	710,000	675,831
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	515,000	565,534
Take-Two Interactive Software, Inc., Convertible 4.375% 6/01/14	132,000	186,698

		1,428,063

Telecommunications — 0.2%
British Telecommunications PLC FRN 1.397% 12/20/13	229,000	230,135
Colombia Telecomunicaciones SA (e) 5.375% 9/27/22	216,000	204,120
Cricket Communications, Inc. 7.750% 10/15/20	248,000	238,080
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	109,438

14

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA 7.500% 4/01/21	$442,000	$464,100
Ziggo NV EUR (e) (f) 3.625% 3/27/20	123,000	156,529

		1,402,402

Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (e) (h) 8.000% 8/18/18	341,114	288,241
Viterra, Inc. (e) 5.950% 8/01/20	139,000	146,969

		435,210

TOTAL CORPORATE DEBT (Cost $37,891,354)		39,536,795

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (e) 2.493% 11/15/15	682,051	682,580

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $636,842)		682,580

SOVEREIGN DEBT OBLIGATIONS — 6.7%
Australia Government Bond AUD (f) 5.500% 12/15/13	1,566,000	1,451,377
Australia Government Bond AUD (f) 5.500% 4/21/23	3,553,000	3,707,853
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/22	4,485,000	4,926,215
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/24	852,000	939,568
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,192,161	4,772,726
Canadian Government Bond CAD (f) 1.500% 3/01/17	1,049,000	994,231
Canadian Government Bond CAD (f) 3.500% 6/01/20	772,000	798,037
Canadian Government Bond CAD (f) 4.000% 6/01/16	605,000	617,650
Hong Kong Government Bond HKD (f) 0.270% 12/18/17	2,700,000	336,586
Hong Kong Government Bond HKD (f) 0.530% 3/19/18	5,350,000	671,785
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	2,100,000	273,687

	Principal Amount	Value
Hong Kong Government Bond HKD (f) 1.690% 12/22/14	$2,700,000	$355,333
Hong Kong Government Bond HKD (f) 3.510% 12/08/14	5,400,000	728,763
Hong Kong Government Bond HKD (f) 3.560% 6/25/18	1,650,000	237,308
Malaysia Government Bond MYR (f) 3.461% 7/31/13	2,106,000	666,749
Malaysia Government Bond MYR (f) 5.094% 4/30/14	3,440,000	1,107,096
Netherlands Government Bond (e) 1.000% 2/24/17	691,000	688,443
Queensland Treasury Corp. AUD (f) 6.000% 9/14/17	2,523,000	2,543,490
Queensland Treasury Corp. AUD (f) 6.000% 6/14/21	1,100,000	1,125,856
Republic of Germany EUR (f) 4.250% 7/04/17	4,065,192	6,070,886
Turkey Government Bond TRY (f) 7/17/13	722,500	373,466
Turkey Government Bond TRY (f) 9/11/13	576,000	294,950
United Kingdom Gilt GBP (f) 4.750% 3/07/20	4,001,873	7,209,694
Vnesheconombank Via VEB Finance PLC (e) 6.025% 7/05/22	200,000	206,000

		41,097,749

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $44,154,351)		41,097,749

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds & Notes — 6.3%
U.S. Treasury Note (i) 0.625% 9/30/17	2,809,600	2,747,021
U.S. Treasury Note 1.000% 5/31/18	5,343,600	5,251,757
U.S. Treasury Note 1.000% 9/30/19	2,098,300	2,006,516
U.S. Treasury Note 1.250% 10/31/19	737,900	715,728
U.S. Treasury Note 1.375% 9/30/18	2,898,700	2,886,018
U.S. Treasury Note 1.625% 11/15/22	1,446,200	1,349,994
U.S. Treasury Note 1.750% 5/15/22	1,032,800	984,799
U.S. Treasury Note 1.750% 5/15/23	1,783,900	1,670,706
U.S. Treasury Note 2.000% 11/15/21	853,900	839,103

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.250% 3/31/16	$4,594,000	$4,801,089
U.S. Treasury Note 2.625% 8/15/20	4,804,700	5,020,761
U.S. Treasury Note (j) 3.500% 5/15/20	9,129,100	10,100,066

		38,373,558

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,013,291)		38,373,558

TOTAL BONDS & NOTES (Cost $125,326,869)		124,430,527

	Number of Shares
MUTUAL FUNDS — 1.6%
Diversified Financial — 1.6%
BlackRock Liquidity Funds TempFund Portfolio	361,721	361,721
ETFS Gold Trust (a)	14,400	1,748,015
ETFS Physical Palladium Shares (a)	4,904	317,044
ETFS Platinum Trust (a)	4,400	542,754
iShares Gold Trust (a)	145,800	1,748,142
Market Vectors - Gold Miners ETF	56,325	1,374,893
SPDR Gold Trust (a)	31,024	3,696,510

		9,789,079

TOTAL MUTUAL FUNDS (Cost $12,654,246)		9,789,079

	Units
PURCHASED OPTIONS — 0.9%
Basic Materials — 0.0%
Mining — 0.0%
Agnico-Eagle Mines Ltd., Call, Expires 1/17/14, Strike 85.00	33,807	2,822
Alcoa, Inc., Call, Expires 1/17/14, Strike 15.00	81,738	1,152
AngloGold Ashanti Ltd., Call, Expires 1/17/14, Strike 65.00	40,090	42
Barrick Gold Corp., Call, Expires 1/18/14, Strike 80.00	1,780	1,780
Coeur d’Alene Mines Corp., Call, Expires 1/17/14, Strike 40.00	16,040	751
Eldorado Gold Corp., Call, Expires 1/17/14, Strike 25.00	47,598	142
Endeavour Silver Corp., Call, Expires 1/17/14, Strike 20.00	12,745	-
First Majestic Silver Corp., Call, Expires 1/17/14, Strike 35.00	8,053	505

	Units	Value
Freeport-McMoRan Copper & Gold Inc., Call, Expires 1/17/14, Strike 64.00	98,524	$1,636
Gold Fields Ltd., Call, Expires 1/17/14, Strike 22.00	98,403	14
Goldcorp, Inc., Call, Expires 1/18/14, Strike 80.00	1,113	2,226
Harmony Gold Mining Co., Call, Expires 1/17/14, Strike 15.00	25,098	171
Kinross Gold Corp., Call, Expires 1/17/14, Strike 20.00	182,228	192
New Gold Inc., Call, Expires 1/17/14, Strike 22.00	26,999	23
Newmont Mining Corp., Call, Expires 1/18/14, Strike 90.00	1,424	1,424
NovaGold Resources Inc., Call, Expires 1/17/14, Strike 12.00	24,949	-
Pan American Silver Corp., Call, Expires 1/17/14, Strike 50.00	45,521	9
Randgold Resources Ltd., Call, Expires 1/17/14, Strike 165.00	6,144	564
Royal Gold, Inc., Call, Expires 1/17/14, Strike 125.00	6,055	829
Silver Standard Resources Inc., Call, Expires 1/17/14, Strike 30.00	11,145	16
Silver Wheaton Corp., Call, Expires 1/17/14, Strike 55.00	45,715	4,947
Silvercorp Metals Inc., Call, Expires 1/17/14, Strike 15.00	25,999	2
Stillwater Mining Co., Call, Expires 1/17/14, Strike 25.00	29,156	332
Yamana Gold Inc., Call, Expires 1/17/14, Strike 30.00	109,426	3,661

		23,240

Communications — 0.0%
Internet — 0.0%
Yahoo! Inc., Call, Expires 1/17/14, Strike 25.00	34,997	86,097

Telecommunications — 0.0%
Corning Inc., Call, Expires 1/17/14, Strike 20.00	91,226	6,405
QUALCOMM, Inc., Call, Expires 1/17/14, Strike 95.00	72,981	1,367

		7,772

		93,869

Consumer, Cyclical — 0.0%
Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc., Call, Expires 1/17/14, Strike 85.00	10,947	5,744

Retail — 0.0%
AutoZone, Inc., Call, Expires 1/17/14, Strike 550.00	3,430	3,908

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
J.C. Penney Company, Inc., Call, Expires 1/17/14, Strike 55.00	51,086	$843
McDonald’s Corp., Call, Expires 1/17/14, Strike 135.00	32,841	2,065
Staples, Inc., Call, Expires 1/17/14, Strike 20.00	126,649	26,275
Yum! Brands, Inc., Call, Expires 1/17/14, Strike 100.00	25,543	2,485

		35,576

		41,320

Consumer, Non-cyclical — 0.1%
Beverages — 0.0%
Monster Beverage Corp., Call, Expires 1/17/14, Strike 105.00	25,543	5,030

Commercial Services — 0.0%
Mastercard Inc., Call, Expires 1/17/14, Strike 660.00	5,474	56,702
The Western Union Co., Call, Expires 1/17/14, Strike 25.00	25,543	322
Visa Inc., Call, Expires 1/17/14, Strike 190.00	16,786	164,731

		221,755

Foods — 0.0%
Safeway Inc., Call, Expires 1/17/14, Strike 25.00	24,926	39,214

Health Care – Products — 0.0%
Boston Scientific Corp., Call, Expires 1/17/14, Strike 10.00	82,468	52,932

Health Care – Services — 0.1%
Aetna Inc., Call, Expires 1/17/14, Strike 60.00	28,563	196,119
Humana Inc., Call, Expires 1/17/14, Strike 105.00	14,596	14,714
Humana, Inc., Put, Expires 8/17/13, Strike 67.50	83	1,660
UnitedHealth Group Inc., Call, Expires 1/17/14, Strike 85.00	36,490	10,804

		223,297

Pharmaceuticals — 0.0%
Bristol Myers Squibb Co., Call, Expires 1/17/14, Strike 50.00	31,697	32,506
Merck & Co., Inc. Call, Expires 10/18/13, Strike 45.00	34,460	92,465

		124,971

		667,199

Energy — 0.0%
Oil & Gas — 0.0%
TOTAL S.A., Call, Expires 1/17/14, Strike 30.00	3,987	185

	Units	Value
Oil & Gas Services — 0.0%
Halliburton Co., Call, Expires 1/17/14, Strike 55.00	69,332	$25,560

		25,745

Financial — 0.7%
Diversified Financial — 0.7%
Japanese Yen LIBOR rate BBA swaption 5 year, Put, Expires 4/04/18, Strike 1.07%	143,913,000	44,978
Ibovespa Index, Put, Expires 10/16/13, Strike 45,503.00	40	29,931
Ibovespa Index, Put, Expires 10/16/13, Strike 46,433.00	93	87,954
Ibovespa Index, Put, Expires 10/16/13, Strike 51,159.00	38	32,902
Euro Stoxx 50 Index, Call, Expires 1/17/14, Strike 50.00	63,071	205,073
KOSPI 200 Index, Put, Expires 12/12/13, Strike 243.53	36	37,573
MSCI Emerging Markets Index, Put, Expires 10/18/13, Strike 901.00	1,929	66,166
MSCI Emerging Markets Index, Put, Expires 9/20/13, Strike 886.00	2,378	15,643
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	82	246,808
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	23	69,227
Nikkei 225 Index, Call, Expires 12/13/13, Strike 11,000.00	7	21,070
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,354.06	165	746,241
Nikkei 225 Index, Call, Expires 12/13/13, Strike 9,400.00	164	735,958
Nikkei 225 Index, Call, Expires 3/14/14, Strike 9,685.15	167	712,688
S&P 500 Index, Put, Expires, 7/20/13, Strike 1,570.00	14	17,780
S&P 500 Index, Put, Expires, 7/20/13, Strike 1,605.00	11	25,905
S&P 500 Index, Put, Expires, 7/20/13, Strike 1,620.00	11	34,595
S&P 500 Index, Put, Expires, 8/16/13, Strike 1,602.63	1,091	40,576
S&P 500 Index, Put, Expires, 8/17/13, Strike 1,610.00	11	44,660
S&P 500 Index, Put, Expires, 9/20/13, Strike 1,590.00	1,096	49,707
SPDR Barclays Capital Aggregate Bond ETF, Call, Expires 1/17/14, Strike 30.00	42,331	3
Topix Index, Call, Expires 4/11/14, Strike 1,157.50	210,463	258,218
Topix Index, Call, Expires 5/09/14, Strike 1,164.04	1,940	191,630

17

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Topix Index, Call, Expires 6/13/14, Strike 1,153.54	1,405	$151,940
Topix Index, Call, Expires 7/11/14, Strike 1,143.74	158,400	241,743
Topix Index, Call, Expires 8/09/13, Strike 1,013.21	1,962	269,531

		4,378,500

Industrial — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., Call, Expires 1/17/14, Strike 110.00	25,389	95,056
United Technologies Corp., Call, Expires 1/17/14, Strike 120.00	27,733	3,239

		98,295

Machinery – Construction & Mining — 0.0%
Caterpillar Inc., Call, Expires 1/17/14, Strike 135.00	47,437	1,966

Manufacturing — 0.0%
General Electric Co., Call, Expires 1/17/14, Strike 35.00	182,452	4,287

		104,548

Technology — 0.1%
Computers — 0.1%
Apple Inc., Call, Expires 2/21/14, Strike 410.00	5,689	159,079
EMC Corp., Call, Expires 1/17/14, Strike 40.00	127,716	3,006
Hewlett-Packard Co., Call, Expires 1/17/14, Strike 30.00	182,452	153,468
International Business Machines Corp., Call, Expires 1/17/14, Strike 295.00	18,975	552
NetApp Inc., Call, Expires 1/17/14, Strike 60.00	59,844	1,865

		317,970

Semiconductors — 0.0%
Marvell Technology Group Ltd., Call, Expires 1/17/14, Strike 20.00	105,822	661
Broadcom Corp., Call, Expires 1/17/14, Strike 55.00	43,788	1,046
Intel Corp., Call, Expires 1/17/14, Strike 40.00	182,452	3,080

		4,787

Software — 0.0%
Activision Blizzard, Inc., Call, Expires 1/17/14, Strike 20.00	45,248	6,941

		329,698

TOTAL PURCHASED OPTIONS (Cost $4,178,968)		5,664,119

	Number of Shares	Value
WARRANTS — 0.0%
Basic Materials — 0.0%
Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	$35

Financial — 0.0%
Insurance — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	32,089

TOTAL WARRANTS (Cost $33,373)		32,124

TOTAL LONG-TERM INVESTMENTS (Cost $449,225,866)		501,293,456

	Principal Amount
SHORT-TERM INVESTMENTS — 18.7%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	473,489

Sovereign Debt Obligations — 1.5%
Japan Treasury Discount Bill JPY (f) 0.010% 9/10/13	180,000,000	1,814,729
Japan Treasury Discount Bill JPY (f) 0.010% 9/17/13	120,000,000	1,209,689
Japan Treasury Discount Bill JPY (f) 0.010% 11/11/13	140,000,000	1,411,131
Mexico Cetes MXN (f) 0.000% 8/22/13	7,199,000	552,294
Mexico Cetes MXN (f) 0.000% 9/05/13	9,358,700	716,875
Mexico Cetes MXN (f) 0.000% 9/19/13	19,440,000	1,486,816
Mexico Cetes MXN (f) 0.000% 10/03/13	24,467,000	1,868,361

		9,059,895

U.S. Treasury Bills — 17.1%
U.S. Treasury Bill 0.010% 7/11/13	6,000,000	5,999,874
U.S. Treasury Bill 0.010% 7/18/13	15,640,000	15,639,588
U.S. Treasury Bill 0.010% 7/25/13	1,400,000	1,399,955
U.S. Treasury Bill 0.010% 8/01/13	5,000,000	4,999,821
U.S. Treasury Bill 0.010% 8/08/13	1,800,000	1,799,940
U.S. Treasury Bill 0.010% 8/15/13	6,000,000	5,999,822

18

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.010% 8/22/13	$14,150,000	$14,149,249
U.S. Treasury Bill 0.010% 9/05/13	2,000,000	1,999,924
U.S. Treasury Bill 0.010% 9/12/13	37,245,000	37,241,321
U.S. Treasury Bill 0.010% 9/19/13	15,370,000	15,368,425

		104,597,919

TOTAL SHORT-TERM INVESTMENTS (Cost $114,458,183)		114,131,303

TOTAL INVESTMENTS —100.8% (Cost $563,684,049) (k)		615,424,759

Other Assets/(Liabilities) — (0.8)%		(5,110,406)

NET ASSETS — 100.0%		$610,314,353

	Number of Shares
EQUITIES SOLD SHORT — (0.1)%
Consumer, Cyclical — (0.1)%
Retail — (0.1)%
Fast Retailing Co. Ltd.	(1,400)	(472,252)

TOTAL EQUITIES SOLD SHORT (Proceeds $(384,266))		(472,252)

TOTAL SECURITIES SOLD SHORT (Proceeds $(384,266))		(472,252)

Notes to Consolidated Portfolio of Investments

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
PIK	Payment In-Kind
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $2,387,421 or 0.39% of net assets.
(c)	These securities are held as collateral for written options. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $1,637,060 or 0.27% of net assets.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $17,667,593 or 2.89% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2013, these securities amounted to a value of $232,732 or 0.04% of net assets.
(h)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $3,324,958 or 0.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(i)	This security is held as collateral for securities sold short. (Note 2).
(j)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

19

The accompanying notes are an integral part of the consolidated financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$501,293,456
Short-term investments, at value (Note 2) (b)	114,131,303

Total investments	615,424,759

Foreign currency, at value (c)	296,825
Receivables from:
Investments sold	714,407
Cash collateral on deposit at broker	269,742
Open forward foreign currency contracts (Note 2)	1,126,111
Investment adviser (Note 3)	48,544
Fund shares sold	71,767
Collateral held for open swap agreements (Note 2)	100,000
Variation margin on open derivative instruments (Note 2)	98,058
Interest and dividends	2,357,359
Foreign taxes withheld	234,681
Open swap agreements, at value (Note 2)	120,334

Total assets	620,862,587

Liabilities:
Payables for:
Investments purchased	2,908,494
Written options outstanding, at value (Note 2) (d)	966,167
Payable for securities sold short, at value (Note 2) (e)	472,252
Open forward foreign currency contracts (Note 2)	685,209
Fund shares repurchased	675,248
Interest and dividends	8,335
Payable for premium on purchased options	75,289
Open swap agreements, at value (Note 2)	493,656
Trustees’ fees and expenses (Note 3)	63,563
Collateral pledged for open swap agreements (Note 2)	3,580,000
Affiliates (Note 3):
Investment management fees	381,041
Administration fees	34,854
Service fees	4,577
Due to custodian	42,364
Accrued expense and other liabilities	157,185

Total liabilities	10,548,234

Net assets	$610,314,353

Net assets consist of:
Paid-in capital	$543,094,343
Undistributed (accumulated) net investment income (loss)	2,603,442
Accumulated net realized gain (loss) on investments and foreign currency transactions	12,251,238
Net unrealized appreciation (depreciation) on investments and foreign currency translations	52,365,330

Net assets	$610,314,353

(a) Cost of investments:	$449,225,866
(b) Cost of short-term investments:	$114,458,183
(c) Cost of foreign currency:	$299,980
(d) Premiums on written options:	$1,111,978
(e) Proceeds from securities sold short:	$384,266

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Class S shares:
Net assets	$570,853,655

Shares outstanding (a)	50,962,860

Net asset value, offering price and redemption price per share	$11.20

Class Y shares:
Net assets	$12,342,008

Shares outstanding (a)	1,103,257

Net asset value, offering price and redemption price per share	$11.19

Class L shares:
Net assets	$19,355,882

Shares outstanding (a)	1,691,726

Net asset value, offering price and redemption price per share	$11.44

Class A shares:
Net assets	$7,762,808

Shares outstanding (a)	697,324

Net asset value and redemption price per share	$11.13

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.81

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment income (Note 2):
Dividends (a)	$4,890,145
Interest	2,048,971

Total investment income	6,939,116

Expenses (Note 3):
Investment management fees	2,438,459
Custody fees	228,121
Dividend expense on short sales	4,095
Audit fees	52,625
Legal fees	7,033
Proxy fees	525
Shareholder reporting fees	17,957
Trustees’ fees	19,699

2,768,514
Administration fees:
Class S	139,297
Class Y	12,995
Class L	31,109
Class A	10,040
Subsidiary administration fees	14,821
Service fees:
Class A	8,367

Total expenses	2,985,143
Expenses waived (Note 3):
Class S fees waived by adviser	(263,109)
Class Y fees waived by adviser	(8,183)
Class L fees waived by adviser	(9,794)
Class A fees waived by adviser	(3,162)
Class S administrative fees waived	(175)
Class Y administrative fees waived	(5)
Class L administrative fees waived	(7)
Class A administrative fees waived	(2)
Class S management fees waived	(28,384)
Class Y management fees waived	(883)
Class L management fees waived	(1,058)
Class A management fees waived	(341)
Subsidiary expenses waived (Note 3)	(26,247)

Net expenses	2,643,793

Net investment income (loss)	4,295,323

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	10,159,179
Futures contracts	(120,717)
Written options	659,874
Securities sold short	(129,090)
Swap agreements	(94,552)
Foreign currency transactions	3,292,171

Net realized gain (loss)	13,766,865

Net change in unrealized appreciation (depreciation) on:
Investment transactions	7,868,120
Futures contracts	59,219
Written options	(151,942)
Securities sold short	(87,986)
Swap agreements	(63,262)
Translation of assets and liabilities in foreign currencies	137,618

Net change in unrealized appreciation (depreciation)	7,761,767

Net realized gain (loss) and change in unrealized appreciation (depreciation)	21,528,632

Net increase (decrease) in net assets resulting from operations	$25,823,955

(a) Net of withholding tax of:	$222,471

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Period Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,295,323	$8,885,997
Net realized gain (loss) on investment transactions	13,766,865	977,171
Net change in unrealized appreciation (depreciation) on investments	7,761,767	46,076,106

Net increase (decrease) in net assets resulting from operations	25,823,955	55,939,274

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(8,985,100)
Class Y	-	(249,972)
Class L	-	(349,768)
Class A	-	(79,199)

Total distributions from net investment income	-	(9,664,039)

From net realized gains:
Class S	-	(1,380,435)
Class Y	-	(36,645)
Class L	-	(62,442)
Class A	-	(15,048)

Total distributions from net realized gains	-	(1,494,570)

Net fund share transactions (Note 5):
Class S	(374,446)	(21,325,927)
Class Y	(4,585,746)	14,429,540
Class L	(4,840,839)	21,811,385
Class A	1,482,017	3,691,231

Increase (decrease) in net assets from fund share transactions	(8,319,014)	18,606,229

Total increase (decrease) in net assets	17,504,941	63,386,894

Net assets
Beginning of period	592,809,412	529,422,518

End of period	$610,314,353	$592,809,412

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,603,442	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(1,691,881)

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]
Class S
06/30/13[r,w]	$10.73	$0.08		$0.39	$0.47	$-	$-	$-	$-	$11.20	4.38%	[b]
12/31/12[w]	9.93	0.17		0.84	1.01	(0.18)	(0.03)	-	(0.21)	10.73	10.13%
12/31/11[w]	10.79	0.19		(0.63)	(0.44)	(0.24)	(0.18)	-	(0.42)	9.93	(4.07%	)
12/31/10	9.90	0.16		0.83	0.99	(0.10)	-	-	(0.10)	10.79	10.03%
12/31/09[g]	10.00	0.01		(0.11)	(0.10)	-	-	(0.00)[d]	(0.00)[d]	9.90	(0.96%	)[b]
Class Y
06/30/13[r,w]	$10.72	$0.07		$0.40	$0.47	$-	$-	$-	$-	$11.19	4.19%	[b]
12/31/12[w]	9.93	0.15		0.85	1.00	(0.18)	(0.03)	-	(0.21)	10.72	10.10%
12/31/11[w]	10.78	0.18		(0.63)	(0.45)	(0.22)	(0.18)	-	(0.40)	9.93	(4.15%	)
12/31/10	9.90	0.16		0.82	0.98	(0.10)	-	-	(0.10)	10.78	9.93%
12/31/09[g]	10.00	0.00	[d]	(0.10)	(0.10)	-	-	(0.00)[d]	(0.00)[d]	9.90	(0.97%	)[b]
Class L
06/30/13[r,w]	$10.98	$0.07		$0.39	$0.46	$-	$-	$-	$-	$11.44	4.19%	[b]
12/31/12[w]	10.17	0.14		0.87	1.01	(0.17)	(0.03)	-	(0.20)	10.98	9.86%
12/31/11[w]	10.79	0.16		(0.59)	(0.43)	(0.01)	(0.18)	-	(0.19)	10.17	(3.91%	)
12/31/10	9.90	0.13		0.83	0.96	(0.07)	-	-	(0.07)	10.79	9.66%
12/31/09[g]	10.00	0.01		(0.11)	(0.10)	-	-	(0.00)[d]	(0.00)[d]	9.90	(0.98%	)[b]
Class A
06/30/13[r,w]	$10.69	$0.05		$0.39	$0.44	$-	$-	$-	$-	$11.13	4.12%	[b]
12/31/12[w]	9.91	0.11		0.84	0.95	(0.14)	(0.03)	-	(0.17)	10.69	9.57%
12/31/11[w]	10.77	0.13		(0.63)	(0.50)	(0.18)	(0.18)	-	(0.36)	9.91	(4.53%	)
12/31/10	9.90	0.11		0.84	0.95	(0.08)	-	-	(0.08)	10.77	9.46%
12/31/09[g]	10.00	0.00	[d]	(0.10)	(0.10)	-	-	-	-	9.90	(1.00%	)[b]

	Six months ended June 30, 2013 (Unaudited)[b,r]	Year ended December 31
		2012	2011	2010	2009[b,q]
Portfolio turnover rate for all share classes	27%	61%	43%	46%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
f	Amount is less than $500.
g	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
r	Unaudited.
w	Consolidated.
x	Excludes short sale dividend and loan expense.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Includes short sale dividend and loan expense.

The accompanying notes are an integral part of the consolidated financial statements.

24

Ratios / Supplemental Data
Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers[x]	Ratio of expenses to average daily net assets after expense waivers[j,x]	Short sale dividend and loan expense to average daily net assets[y]	Ratio of expenses to average daily net assets before expense waivers[z]	Ratio of expenses to average daily net assets after expense waivers[j,z]	Net investment income (loss) to average daily net assets

$570,854		0.97%[a]	0.86%[a]	0.00%[a,e]	0.97%[a]	0.86%[a]	1.45%[a]
547,436		1.00%	0.86%	N/A	1.00%	0.86%	1.57%
526,621		0.95%	0.86%	0.00%[e]	0.95%	0.86%	1.77%
556,739		0.95%	0.86%	0.00%[e]	0.95%	0.86%	1.54%
462,500		1.33%[a]	0.86%[a]	N/A	1.33%[a]	0.86%[a]	0.84%[a]

$12,342		1.07%[a]	0.96%[a]	0.00%[a,e]	1.07%[a]	0.96%[a]	1.33%[a]
16,060		1.10%	0.96%	N/A	1.10%	0.96%	1.45%
786		1.05%	0.96%	0.00%[e]	1.05%	0.96%	1.63%
1,524		1.05%	0.96%	0.00%[e]	1.05%	0.96%	1.52%
99		1.43%[a]	0.96%[a]	N/A	1.43%[a]	0.96%[a]	0.49%[a]

$19,356		1.22%[a]	1.11%[a]	0.00%[a,e]	1.22%[a]	1.11%[a]	1.17%[a]
23,253		1.25%	1.11%	N/A	1.25%	1.11%	1.29%
0	[f]	1.17%	1.10%	0.00%[e]	1.17%	1.10%	1.42%
10,852		1.20%	1.11%	0.00%[e]	1.20%	1.11%	1.29%
9,702		1.58%[a]	1.11%[a]	N/A	1.58%[a]	1.11%[a]	0.64%[a]

$7,763		1.47%[a]	1.36%[a]	0.00%[a,e]	1.47%[a]	1.36%[a]	0.97%[a]
6,060		1.50%	1.36%	N/A	1.50%	1.36%	1.07%
2,015		1.45%	1.36%	0.00%[e]	1.45%	1.36%	1.24%
2,432		1.45%	1.36%	0.00%[e]	1.45%	1.36%	1.10%
99		1.83%[a]	1.36%[a]	N/A	1.83%[a]	1.36%[a]	0.08%[a]

25

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2013, the Fund’s net assets were $610,314,353, of which $8,037,831 or 1.3%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations

26

Notes to Consolidated Financial Statements (Unaudited) (Continued)

or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Fund characterized all securities sold short at Level 2, as of June 30, 2013. The level classification by major category of investments is the same as the category presentation in the Consolidated Portfolio of Investments.

28

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2013, for the Fund’s investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equities
Common Stock
Basic Materials	$11,011,455	$12,382,551	$-	$23,394,006
Communications	25,655,247	14,149,895	-	39,805,142
Consumer, Cyclical	14,338,179	22,338,363	469,299	37,145,841
Consumer, Non-cyclical	55,783,045	22,442,405	-	78,225,450
Diversified	-	1,280,268	-	1,280,268
Energy	27,239,845	7,091,791	1,214,299	35,545,935
Financial	38,326,385	26,566,951	-	64,893,336
Industrial	22,151,820	17,059,507	-	39,211,327
Technology	14,470,455	4,915,790	-	19,386,245
Utilities	8,153,023	4,743,575	-	12,896,598

Total Common Stock	217,129,454	132,971,096	1,683,598	351,784,148

Convertible Preferred Stock
Financial	288,757	-	-	288,757

Total Convertible Preferred Stock	288,757	-	-	288,757

Preferred Stock
Basic Materials	240,235	-	-	240,235
Consumer, Cyclical	610,909	1,583,666	-	2,194,575
Consumer, Non-cyclical	-	582,241	-	582,241
Financial	4,100,602	437,996	-	4,538,598
Government	-	196,606	-	196,606
Industrial	267,120	-	-	267,120
Utilities	801,471	483,856	-	1,285,327

Total Preferred Stock	6,020,337	3,284,365	-	9,304,702

Total Equities	223,438,548	136,255,461	1,683,598	361,377,607

Bonds & Notes
Total Bank Loans	-	4,739,845	-	4,739,845

Total Corporate Debt	-	35,570,006	3,966,789	39,536,795

Non-U.S. Government Agency Obligations
Commercial MBS	-	682,580	-	682,580

Total Non-U.S. Government Agency Obligations	-	682,580	-	682,580

Total Sovereign Debt Obligations	-	41,097,749	-	41,097,749

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	38,373,558	-	38,373,558

Total U.S. Treasury Obligations	-	38,373,558	-	38,373,558

Total Bonds & Notes	-	120,463,738	3,966,789	124,430,527

Total Mutual Funds	9,789,079	-	-	9,789,079

29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Purchased Options
Basic Materials	$5,430	$17,810	$-	$23,240
Communications	-	93,869	-	93,869
Consumer, Cyclical	-	41,320	-	41,320
Consumer, Non-cyclical	1,660	665,539	-	667,199
Energy	-	25,745	-	25,745
Financial	122,940	4,255,560	-	4,378,500
Industrial	-	104,548	-	104,548
Technology	-	329,698	-	329,698

Total Purchased Options	130,030	5,534,089	-	5,664,119

Warrants
Basic Materials	35	-	-	35
Financial	-	-	32,089	32,089

Total Warrants	35	-	32,089	32,124

Total Long-Term Investments	233,357,692	262,253,288	5,682,476	501,293,456

Total Short-Term Investments	-	114,131,303	-	114,131,303

Total Investments	$233,357,692	$376,384,591	$5,682,476	$615,424,759

The following is the aggregate value by input level, as of June 30, 2013, for the Fund’s other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$1,126,111	$-	$1,126,111
Futures Contracts
Equity Risk	238,096	-	-	238,096
Swap Agreements
Credit Risk	-	50,384	-	50,384
Equity Risk	-	93,777	-	93,777
Interest Rate Risk	-	27,132	-	27,132

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$(685,209)	$-	$(685,209)
Futures Contracts
Equity Risk	(140,174)	-	-	(140,174)
Swap Agreements
Credit Risk	-	(212,876)	-	(212,876)
Interest Rate Risk	-	(280,780)	-	(280,780)
Written Options
Equity Risk	(177,851)	(788,316)	-	(966,167)

The following table shows certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2013:

Consolidated Statement of Assets and Liabilities location:
Payables for:
Cash collateral on deposit at broker
Payable for securities sold short
Payable for premium on purchased options
Collateral pledged for open swap agreements

The Fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2013. The Fund recognizes transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/13
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	**	$-	$(484,554)	$484,554	$-	$-	$-	$-	$-	$-
Consumer, Cyclical	469,299		-	-	-	-	-	-	-	469,299	-
Energy	789,896		-	-	2,438	421,965	-	-	-	1,214,299	2,438
Bonds & Notes
Corporate Debt†	3,362,492		-	-	(12,844)	-	(24,690)	-	-	3,324,958	(12,844)
Corporate Debt	596,862		-	-	(1,399)	46,368	-	-	-	641,831	(1,399)
Warrants
Financial	6,927		-	-	25,162	-	-	-	-	32,089	25,162

	$5,225,476		$-	$(484,554)	$497,911	$468,333	$(24,690)	$-	$-	$5,682,476	$13,357

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund.

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended June 30, 2013. The following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	M
Duration Management	A
Substitution for Direct Investment	M

Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	M

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Income	A
Directional Investment	A

Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	A
Result of a Corporate Action	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At June 30, 2013, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$1,126,111	$-	$1,126,111
Futures Contracts^^	-	238,096	-	-	238,096
Swap Agreements*,^^	50,384	93,777	-	27,132	171,293
Purchased Options*	-	5,619,141	-	44,978	5,664,119
Warrants*	-	32,124	-	-	32,124

Total Value	$50,384	$5,983,138	$1,126,111	$72,110	$7,231,743

Liability Derivatives
Forward Contracts^	$-	$-	$(685,209)	$-	$(685,209)
Futures Contracts^^	-	(140,174)	-	-	(140,174)
Swap Agreements^,^^	(212,876)	-	-	(280,780)	(493,656)
Written Options^	-	(966,167)	-	-	(966,167)

Total Value	$(212,876)	$(1,106,341)	$(685,209)	$(280,780)	$(2,285,206)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$3,331,344	$-	$3,331,344
Futures Contracts	-	(120,717)	-	-	(120,717)
Swap Agreements	(5,837)	-	-	(88,715)	(94,552)
Purchased Options	-	338,279	(218,836)	86,387	205,830
Written Options	-	572,094	68,093	19,687	659,874
Rights	-	532	-	-	532

Total Realized Gain (Loss)	$(5,837)	$790,188	$3,180,601	$17,359	$3,982,311

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$172,413	$-	$172,413
Futures Contracts	-	59,219	-	-	59,219
Swap Agreements	206,239	14,493	-	(283,994)	(63,262)
Purchased Options	-	2,882,022	193,324	15,238	3,090,584
Written Options	-	(86,381)	(45,874)	(19,687)	(151,942)
Warrants	-	25,123	-	-	25,123

Total Change in Appreciation (Depreciation)	$206,239	$2,894,476	$319,863	$(288,443)	$3,132,135

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$78,855,265	$-	$78,855,265
Futures Contracts	-	159	-	-	159
Swap Agreements	$5,636,536	$160,000	$-	$113,824,798	$119,621,334
Purchased Options	-	4,086,114	4,027,000	143,913,000	152,026,114
Written Options	-	108,145	4,027,000	218,417,000	222,552,145
Rights	-	73,853	-	-	73,853
Warrants	-	229,400	-	-	229,400

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2013.

Further details regarding the derivatives and other investments held by the Fund during the period ended June 30, 2013, are discussed below.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received by the Fund as of June 30, 2013.

Counterparty	Gross Assets in Statement of Assets and Liabilities†	Derivative Assets/(Liabilities) Available for Offset	Collateral Received***	Net Amount of Derivative Assets*
Bank of America N.A.	$43,051	$(43,051)	$-	$-
Citibank N.A.	93,777	(93,777)	-	-
Credit Suisse International	248,813	(87,189)	-	161,624
Deutsche Bank AG	19,668	(19,668)	-	-
JP Morgan Chase Bank	6,889	(6,889)	-	-

	$412,198	$(250,574)	$-	$161,624

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral pledged by the Fund as of June 30, 2013.

Counterparty	Gross Liabilities in Statement of Assets and Liabilities†	Derivative Assets/(Liabilities) Available for Offset	Collateral Pledged***	Net Amount of Derivative Liabilities**
Bank of America N.A.	$131,856	$(43,051)	$-	$88,805
BNP Paribas SA	19,561	-	-	19,561
Citibank N.A.	349,532	(93,777)	(100,000)	155,755
Credit Suisse International	87,189	(87,189)	-	-
Deutsche Bank AG	155,252	(19,668)	-	135,584
Goldman Sachs International	223,659	-	-	223,659
JP Morgan Chase Bank	347,093	(6,889)	-	340,204
UBS AG	68,401	-	-	68,401

	$1,382,543	$(250,574)	$(100,000)	$1,031,969

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund had the following open forward foreign currency contracts at June 30, 2013. The Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUYS
	Barclays Bank PLC	58,590,000	Japanese Yen	7/03/13	$599,037	$590,745	$(8,292)

	Credit Suisse International	948,384	Canadian Dollar	9/19/13	901,000	900,055	(945)

					$1,500,037	$1,490,800	$(9,237)

SELLS

	Bank of America N.A.	141,764,192	Japanese Yen	7/11/13	$1,382,694	$1,429,410	$(46,716)
	Bank of America N.A.	148,910,923	Japanese Yen	9/26/13	1,523,791	1,502,031	21,760
	Bank of America N.A.	142,529,163	Japanese Yen	10/03/13	1,459,017	1,437,726	21,291

					4,365,502	4,369,167	(3,665)

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS (Continued)
Barclays Bank PLC	1,648,000	Australian Dollar	8/29/13	$1,508,019	$1,500,802	$7,217
Barclays Bank PLC	1,624,000	Australian Dollar	8/30/13	1,497,685	1,478,838	18,847
Barclays Bank PLC	925,000	Euro	8/30/13	1,213,841	1,204,328	9,513
Barclays Bank PLC	82,345,200	Japanese Yen	8/16/13	842,665	830,410	12,255
Barclays Bank PLC	321,876,692	Japanese Yen	8/22/13	3,344,452	3,246,053	98,399
Barclays Bank PLC	722,500	New Turkish Lira	7/17/13	399,657	373,685	25,972

				8,806,319	8,634,116	172,203

BNP Paribas SA	1,778,000	Australian Dollar	8/02/13	1,671,364	1,622,372	48,992
BNP Paribas SA	1,298,000	Australian Dollar	8/09/13	1,224,118	1,183,783	40,335
BNP Paribas SA	1,683,000	Australian Dollar	8/23/13	1,541,678	1,533,344	8,334
BNP Paribas SA	333,461	Euro	8/01/13	443,546	434,101	9,445
BNP Paribas SA	141,243,319	Japanese Yen	7/17/13	1,380,408	1,424,190	(43,782)
BNP Paribas SA	143,747,822	Japanese Yen	8/16/13	1,470,400	1,449,624	20,776

				7,731,514	7,647,414	84,100

Credit Suisse International	1,480,000	Australian Dollar	8/01/13	1,389,172	1,350,555	38,617
Credit Suisse International	1,639,000	Australian Dollar	8/08/13	1,545,954	1,494,886	51,068
Credit Suisse International	1,155,000	Euro	8/29/13	1,515,060	1,503,775	11,285
Credit Suisse International	141,717,000	Japanese Yen	7/17/13	1,388,022	1,428,966	(40,944)
Credit Suisse International	119,052,250	Japanese Yen	7/25/13	1,188,502	1,200,468	(11,966)
Credit Suisse International	120,000,000	Japanese Yen	9/17/13	1,264,489	1,210,346	54,143
Credit Suisse International	140,000,000	Japanese Yen	11/12/13	1,418,440	1,412,725	5,715
Credit Suisse International	7,199,000	Mexican Peso	8/22/13	570,733	553,081	17,652
Credit Suisse International	9,358,700	Mexican Peso	9/05/13	741,008	718,119	22,889
Credit Suisse International	19,440,000	Mexican Peso	9/19/13	1,537,294	1,489,850	47,444

				12,558,674	12,362,771	195,903

Deutsche Bank AG	2,323,030	Brazilian Real	8/23/13	1,060,987	1,030,083	30,904
Deutsche Bank AG	1,323,986	British Pound	7/19/13	2,001,549	2,013,484	(11,935)
Deutsche Bank AG	1,407,000	British Pound	8/16/13	2,152,429	2,139,335	13,094
Deutsche Bank AG	179,826,000	Japanese Yen	7/11/13	1,756,800	1,813,188	(56,388)
Deutsche Bank AG	211,200,431	Japanese Yen	8/16/13	2,161,060	2,129,849	31,211
Deutsche Bank AG	180,000,000	Japanese Yen	9/10/13	1,876,759	1,815,440	61,319
Deutsche Bank AG	24,467,000	Mexican Peso	10/03/13	1,948,242	1,872,814	75,428

				12,957,826	12,814,193	143,633

Goldman Sachs USA	574,000	British Pound	7/19/13	867,722	872,924	(5,202)
Goldman Sachs USA	463,000	Euro	8/08/13	620,559	602,754	17,805
Goldman Sachs USA	141,685,360	Japanese Yen	7/12/13	1,370,000	1,428,621	(58,621)
Goldman Sachs USA	138,423,990	Japanese Yen	7/26/13	1,397,093	1,395,809	1,284

				4,255,374	4,300,108	(44,734)

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS (Continued)
JP Morgan Chase Bank	641,200	British Pound	8/22/13	$1,003,991	$974,903	$29,088
JP Morgan Chase Bank	199,231,542	Japanese Yen	7/11/13	1,946,042	2,008,855	(62,813)
JP Morgan Chase Bank	145,358,640	Japanese Yen	8/01/13	1,509,796	1,465,767	44,029
JP Morgan Chase Bank	132,308,100	Japanese Yen	8/22/13	1,391,070	1,334,297	56,773

				5,850,899	5,783,822	67,077

Morgan Stanley Capital Services, Inc.	141,733,872	Japanese Yen	7/12/13	1,376,458	1,429,110	(52,652)
Morgan Stanley Capital Services, Inc.	134,264,000	Japanese Yen	7/17/13	1,311,941	1,353,816	(41,875)
Morgan Stanley Capital Services, Inc.	152,461,386	Japanese Yen	8/01/13	1,573,762	1,537,390	36,372

				4,262,161	4,320,316	(58,155)

UBS AG	1,765,000	Euro	8/02/13	2,344,149	2,297,694	46,455
UBS AG	98,482,319	Japanese Yen	7/11/13	961,000	992,999	(31,999)
UBS AG	201,387,000	Japanese Yen	7/12/13	1,955,214	2,030,596	(75,382)
UBS AG	164,286,558	Japanese Yen	7/18/13	1,611,000	1,656,547	(45,547)
UBS AG	115,327,514	Japanese Yen	8/02/13	1,199,828	1,162,944	36,884
UBS AG	106,342,770	Japanese Yen	8/15/13	1,088,240	1,072,408	15,832
UBS AG	576,000	New Turkish Lira	9/11/13	309,844	295,371	14,473

				9,469,275	9,508,559	(39,284)

				$70,257,544	$69,740,466	$517,078

Cross Currency Forwards
Barclays Bank PLC	1,134,000	USD/Euro	7/26/13	$1,483,612	$1,476,211	$(7,401)
	147,200,571	Japanese Yen/USD	7/26/13	1,483,612	1,484,308	(696)

					$2,960,519	$(8,097)

BNP Paribas SA	1,098,000	USD/Euro	7/26/13	$1,436,513	$1,429,347	$(7,166)
	142,416,639	Japanese Yen/USD	7/26/13	1,436,513	1,436,069	444

					$2,865,416	$(6,722)

Goldman Sachs USA	1,134,000	USD/Euro	7/19/13	$1,467,452	$1,476,170	$8,718
	148,260,294	Japanese Yen/USD	7/19/13	1,467,452	1,494,955	(27,503)

					$2,971,125	$(18,785)

Morgan Stanley Capital Services, Inc.	1,098,000	USD/Euro	7/11/13	$1,415,213	$1,429,262	$14,049
	145,055,572	Japanese Yen/USD	7/11/13	1,415,213	1,462,597	(47,384)

					$2,891,859	$(33,335)

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund had the following open futures contracts at June 30, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUYS
57	Topix Index	9/12/13	$6,500,000	$205,808

SELLS
2	Nikkei 225 Index	9/12/13	$(138,133)	$(1,177)
1	DAX Index	9/20/13	(259,240)	(447)
2	FTSE 100 Index	9/20/13	(187,426)	(1,020)
116	MSCI EAFE Mini Index	9/20/13	(5,415,460)	(137,530)
22	S&P 500 Emini Index	9/20/13	(1,759,230)	32,288

				$(107,886)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund had the following open swap agreements at June 30, 2013. The Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps
OTC Swaps
$710,174	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	$7,510	$(30,182)	$(22,672)
1,511,738	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	28,080	(76,343)	(48,263)
1,419,000	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	16,141	(61,443)	(45,302)
1,585,000	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	32,250	(82,852)	(50,602)
721,000	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	16,348	(39,367)	(23,019)
721,000	USD	6/20/18	JP Morgan Chase Bank	Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	16,276	(39,294)	(23,018)

							116,605	(329,481)	(212,876)

Centrally Cleared Swaps
1,578,160	USD	6/20/18		Buy	Fixed 5.000%	CDX.NA.HY.20.V1†	86,147	(35,763)	50,384

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
1,803,750	GBP	2/28/16	Deutsche Bank AG	Fixed 0.760%	6-Month British Pound Sterling-LIBOR-BBA	$15,724	$-	$15,724
721,544	GBP	2/28/19	Deutsche Bank AG	Fixed 1.395%	6-Month British Pound Sterling-LIBOR-BBA	(25,209)	-	(25,209)
93,550,000	JPY	11/20/23	Deutsche Bank AG	6-Month JPY-LIBOR-BBA	Fixed 1.013%	(7,309)	-	(7,309)
72,050,000	JPY	11/20/23	Deutsche Bank AG	6-Month JPY-LIBOR-BBA	Fixed 1.093%	(49)	-	(49)
3,717,500	USD	9/14/15	Deutsche Bank AG	Fixed 0.540%	3-Month USD-LIBOR-BBA	3,944	-	3,944
413,000	USD	8/17/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.300%	(983)	-	(983)
14,385,800	USD	9/27/16	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.010%	(90,088)	-	(90,088)
1,487,000	USD	9/14/18	Deutsche Bank AG	3-Month USD-LIBOR-BBA	Fixed 1.243%	(31,614)	-	(31,614)

						(135,584)	-	(135,584)

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps (continued)
OTC Swaps (continued)
$14,083,000	USD	9/28/16	Goldman Sachs International	3-Month USD-LIBOR-BBA	Fixed 0.998%	$(90,270)	$-	$(90,270)

3,601,400	USD	9/17/15	JP Morgan Chase Bank	Fixed 0.500%	3-Month USD-LIBOR-BBA	6,889	-	6,889
1,459,400	USD	9/17/18	JP Morgan Chase Bank	3-Month USD-LIBOR-BBA	Fixed 1.188%	(35,258)	-	(35,258)

						(28,369)	-	(28,369)

Centrally Cleared Swaps
14,440,000	JPY	11/20/23		6-Month JPY-LIBOR-BBA	Fixed 1.103%	573	2	575

Total Return Swaps OTC Swaps
160,000	JPY	4/03/14	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	93,777	-	93,777

GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
*	Collateral for swap agreements received from BNP Paribas, Citibank N.A., Deutsche Bank AG, Goldman Sachs International and JP Morgan Chase Bank and held by Citibank N.A. amounted to $510,000, $600,000, $200,000, $1,600,000, $670,000, and $100,000 in cash, respectively, at June 30, 2013.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Writing put and call options. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund had the following open written option contracts at June 30, 2013. The Fund’s current exposure to a counterparty is typically the fair value of the contract.

Units	Expiration Date	Description	Premiums Received	Value
453	8/17/13	Corning, Inc. Call, Strike 14.00	$21,759	$34,881
207	9/21/13	Freescale Semiconductor Ltd. Call, Strike 18.00	19,450	2,070
83	8/17/13	Humana, Inc., Call, Strike 75.00	20,516	83,000
40	10/16/13	Ibovespa Index, Put, Strike 39,266.68*	16,986	2,608
38	10/16/13	Ibovespa Index, Put, Strike 39,532.49*	15,609	2,836
93	10/16/13	Ibovespa Index, Put, Strike 40,069.48*	37,733	9,025
40	10/16/13	Ibovespa Index, Call, Strike 50,815.70*	21,627	19,047
38	10/16/13	Ibovespa Index, Call, Strike 51,159.69*	19,750	15,597
93	10/16/13	Ibovespa Index, Call, Strike 51,854.62*	47,899	32,171
142	7/20/13	Marathon Petroleum Corp., Call, Strike 77.50	39,437	5,680
2,378	9/20/13	MSCI Emerging Markets Index Put, Strike 787.50**	26,324	189
2,378	9/20/13	MSCI Emerging Markets Index Call, Strike 981.00**	48,369	24,485
1,929	10/18/13	MSCI Emerging Markets Index Put, Strike 809.20***	29,437	27,177
1,929	10/18/13	MSCI Emerging Markets Index Call, Strike 1,035.78***	10,706	16,180
164	12/13/13	Nikkei 225 Index, Put, Strike 8,305.01****	71,561	7,498
165	12/13/13	Nikkei 225 Index, Put, Strike 8,592.09**	64,268	8,187
112	12/13/13	Nikkei 225 Index, Call, Strike 11,000.00****	25,377	338,335
167	3/14/14	Nikkei 225 Index, Put, Strike 9,300.00*****	88,677	19,561
11	7/12/13	S&P 500 Index Put, Strike 1,520.00	6,197	2,475
14	7/20/13	S&P 500 Index Put, Strike 1,470.00	11,157	1,960
11	7/20/13	S&P 500 Index Put, Strike 1,475.00	6,455	1,815
1,091	8/16/13	S&P 500 Index Put, Strike 1,464.34†	9,961	7,941
11	8/17/13	S&P 500 Index Put, Strike 1,470.00	10,804	8,800
1,096	9/20/13	S&P 500 Index Put, Strike 1,450.00†	16,221	15,946
1,096	9/20/13	S&P 500 Index Call, Strike 1,700.00†	18,632	9,447
596	12/20/13	S&P 500 Index Put, Strike 1,149.60****	52,314	3,699
1,962	8/09/13	Topix Index Put, Strike 932.96***	47,828	8,415
1,405	9/13/13	Topix Index Put, Strike 1,031.53***	53,297	33,368
210,463	9/13/13	Topix Index Put, Strike 1,035.07††	85,476	68,401
158,400	10/11/13	Topix Index Put, Strike 1,003.47*	73,869	52,105
1,940	10/11/13	Topix Index Put, Strike 1,040.92**	81,422	66,098
38	1/18/14	Williams Sonoma, Inc., Call, Strike 52.50	7,137	23,940
27	1/18/14	Williams Sonoma, Inc., Call, Strike 55.00	5,723	13,230

			$1,111,978	$966,167

*	OTC traded option counterparty Goldman Sachs International.
**	OTC traded option counterparty JP Morgan Chase Bank.
***	OTC traded option counterparty Bank of America N.A.
****	OTC traded option counterparty Citibank N.A.
*****	OTC traded option counterparty BNP Paribas.
†	OTC traded option counterparty Credit Suisse International.
††	OTC traded option counterparty UBS AG.

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	222,549,128	$1,630,144
Options written	483,547	1,448,888
Options terminated in closing purchase transactions	(110,408)	(1,105,666)
Options expired	(222,530,859)	(588,414)
Options exercised	(2,798)	(272,974)

Options outstanding at June 30, 2013	388,610	$1,111,978

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2013, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any one share class of the Fund are prorated among the Fund’s classes based on the relative net assets of each.

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fee and Other Transactions

Investment Management Fee

Under an agreement between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for these services, MassMutual receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80% on the first $750 million; and 0.75% on any excess over $750 million.

MassMutual has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MassMutual pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid by MassMutual out of the management fee previously disclosed above.

BlackRock provides investment management services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MassMutual pays BlackRock in respect of the Fund. The amount of the fee payable by MassMutual to BlackRock in respect of the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment management agreement, the amount of the advisory fee payable by the Fund to MassMutual in respect of any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect of that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class S	Class Y	Class L	Class A
0.0500%	0.1500%	0.3000%	0.3000%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. For the period January 1, 2013 through May 31, 2013, OppenheimerFunds Distributor, Inc. acted as a sub-distributor to the Fund. OppenheimerFunds Distributor, Inc. is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class S*	Class Y*	Class L*	Class A*
0.86%	0.96%	1.11%	1.36%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2014.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended June 30, 2013, there were no brokerage commissions rebated under these agreements.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Fund who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of Fund’s shares by affiliated parties at June 30, 2013 was 7.7%.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2013, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$18,632,728	$116,616,322	$14,280,969	$150,404,153

5. Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class S
Sold	1,507,934	$17,001,194	2,934,849	$30,662,597
Issued as reinvestment of dividends	-	-	944,355	10,135,120
Redeemed	(1,556,327)	(17,375,640)	(5,880,249)	(62,123,644)

Net increase (decrease)	(48,393)	$(374,446)	(2,001,045)	$(21,325,927)

Class Y
Sold	287,080	$3,161,509	1,447,939	$14,740,486
Issued as reinvestment of dividends	-	-	26,727	286,617
Redeemed	(681,312)	(7,747,255)	(56,366)	(597,563)

Net increase (decrease)	(394,232)	$(4,585,746)	1,418,300	$14,429,540

Class L
Sold	62,127	$711,068	2,486,327	$25,794,202
Issued as reinvestment of dividends	-	-	37,584	412,210
Redeemed	(489,090)	(5,551,907)	(405,232)	(4,395,027)

Net increase (decrease)	(426,963)	$(4,840,839)	2,118,679	$21,811,385

Class A
Sold	206,902	$2,331,111	493,550	$5,050,696
Issued as reinvestment of dividends	-	-	8,821	94,247
Redeemed	(76,397)	(849,094)	(138,840)	(1,453,712)

Net increase (decrease)	130,505	$1,482,017	363,531	$3,691,231

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2013, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended June 30, 2013.

6.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$563,684,049	$77,468,570	$(25,727,860)	$51,740,710

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2012, for federal income tax purposes, there were no unused capital losses.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2012, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$9,597,896	$1,560,713	$-

Capital accounts within consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2012, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$-	$378,374	$(55,069)	$41,072,750

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements Management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the consolidated financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

50

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2013, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or the subadviser (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreement (collectively, the “Contracts”) for the Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadviser provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Fund; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to the Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for the Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and the subadviser.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Fund, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Fund; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Fund; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Committee then reviewed and considered the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over the one-year period against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding the Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Fund; and (ii) a wide range of information about the subadviser and its personnel with responsibility for providing services to the Fund and the fee payable to the subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning the Fund.

The Committee reviewed the expense and performance information for the Fund. (References to the one-year or three-year period below are to periods ended December 31, 2012. The comparative expense information is that of the Fund’s “peer group” and the comparative performance information is that of the Fund’s “performance category.”)

51

Other Information (Unaudited) (Continued)

The Committee considered that the Fund had underperformed in recent periods compared to its peers. The Committee also considered that the Fund had relatively favorable expenses, second quartile, but had achieved unfavorable relative performance. The Committee noted that, although the Fund had achieved comparative performance in the 93rd percentile for the three-year period, its comparative performance had improved to the 69th percentile for the one-year period. The Committee considered MassMutual’s statements that the subadviser manages the Fund to take only low to moderate levels of investment risk, and that this bias had been a drag on relative performance in the recent strong equity markets. The Committee considered MassMutual’s statements that both MassMutual and investors generally maintain a very strong level of confidence in the subadviser’s capabilities.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the Fund, including: (i) a description of the revenue (including management fee and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Fund and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Fund, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of the Fund and the subadvisory process; (ii) MassMutual’s level of profitability from its relationship with the Fund was not excessive and the advisory fee payable under the Contract and the Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadviser generally appear well suited to the Fund, given its investment objective and policies; (iv) the relative performance of the Fund (taking into account the applicable investment strategy and risk profile of the Fund) is sufficient to warrant continuation of the Contracts for the Fund; and (v) the terms of the Contracts were fair and reasonable with respect to the Fund and were in the best interests of the Fund’s shareholders.

The Committee also considered the information presented and discussed regarding the existing advisory agreement for the Subsidiary.

52

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2013:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class S	1,000	0.86%	1,043.80	4.31	1,020.30	4.26
Class Y	1,000	0.96%	1,041.90	4.81	1,019.80	4.75
Class L	1,000	1.11%	1,041.90	5.56	1,019.10	5.50
Class A	1,000	1.36%	1,041.20	6.81	1,017.90	6.73

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

53

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2013

©2013 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	C:32500-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the RetireSMARTSM Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Thank you for your continued confidence in MassMutual. We are committed to helping you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions.”

June 30, 2013

Welcome to the Semiannual Report for the RetireSMARTSM Funds Series of the MassMutual Select Funds, covering the six months ended June 30, 2013. Stocks in the United States and in foreign developed markets advanced during the first half of the year, and U.S. bonds and emerging-market equities declined. The actions and comments of central bankers across the globe kept the attention of investors and helped drive choppier stock markets and rising interest rates later in the period. The U.S. economy continued its somewhat unsteady recovery in the midst of government spending cuts mandated by sequestration – the automatic, across-the-board series of spending cuts to government agencies – and ongoing caution among business owners. Housing and unemployment mainly improved throughout the period, but U.S. gross domestic product (“GDP”) figures, which indicated higher rates of growth early in the period, underwent substantial downward revisions later. (GDP measures the total value of goods and services produced in a country.) Through it all, consumer confidence numbers reached their highest levels since mid-2007, and inflation remained in check. Elsewhere in the world, the ongoing recession in the euro zone and a March banking crisis in Cyprus kept investors wary. Looking to the Far East, China continued to struggle, while Japan made some headway against its economic challenges. Against this backdrop, two key commodities headed in different directions. The price of oil rose from slightly less than $92 a barrel at the beginning of the period to more than $96 at the end, taking a volatile route along the way. The price of gold continued its substantial decline, starting 2013 at around $1,676 an ounce and dropping to less than $1,224 by the end of the period.

Key events that defined the period

In the United States, encouraging pockets of economic strength and the Federal Reserve’s (the “Fed”) ongoing Quantitative Easing (“QE”) program gave investors reason for optimism, despite the challenges brought about by the “fiscal cliff” and sequestration. Late on January 1, 2013, congressional votes to avert the fiscal cliff were finally confirmed. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon by congress and the president.) The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers.

In February, equity investors focused on the specter of sequestration, which was set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the Fed continued its commitment to keep the federal funds rate between 0% and 0.25% and announced its continuation of the $85 billion per month bond-buying QE program. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.) In April, Commerce Department reports indicated that the U.S. economy rebounded in the first quarter of 2013 after a lackluster fourth quarter. The agency estimated first-quarter 2013 GDP growth to be at a level of 2.5%, versus fourth-quarter 2012 GDP growth of 0.4% – although the 2.5% figure was ultimately revised downward to a final 1.8% in June.

In May, the first signs emerged that QE could soon be scaled back when Fed Chairman Bernanke alluded to a possible “tapering down” of monthly Fed bond purchases in the near term – and minutes from the Fed’s May 1 meeting indicated other Fed officials supported the move. The day of the release, the Dow Jones Industrial AverageSM (the “Dow”) reversed its triple-digit point gain to post a loss of 0.80% for the day. The markets subsequently posted declines in each of the last two weeks of May and the yields of U.S. Treasury securities increased across the board as their prices fell. (Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.) That same month, the U.S. unemployment rate fell to 7.5%, marking a four-year low. In June, the unemployment rate ticked up slightly to 7.6%, as more

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited) (Continued)

individuals entered the job market. Stock and bond markets sold off sharply in mid-June and drove interest rates higher on lingering concerns that QE would end sooner than expected. Stocks rose again as the period drew to a close when the Department of Labor released the final downward revision of first-quarter GDP. The weaker-than-expected growth figure drove shares higher on investor expectations that the Fed would continue QE a while longer.

In news from around the world, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package in January 2013, which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. China sent mixed economic signals in the first part of 2013, but April reports were clear the country was in a slowdown. Also in April, the Bank of Japan announced plans to double the country’s monetary base over the next two years through its own bond-buying program in an effort to boost its economy. The announcement accelerated the already rallying Japanese stock market, which continued to advance well into May – but declined along with U.S. stocks in the wake of Fed chairman Bernanke’s comments about the possible end of QE. In June, consumer sentiment in the euro zone improved, despite the region’s continued recession, and the European Central Bank reaffirmed its commitment to stimulative monetary policy. Following a precipitous fall in late May into mid-June, Japanese stocks rallied on encouraging signs attributable to the country’s economic reforms, and China’s woes increased.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2013, outperforming most international competitors. The Russell 2000® Index, a benchmark of small-cap stocks, led the gainers with a 15.86% advance, while the Dow, a measure of blue-chip domestic stock performance, gained 15.20%. The S&P 500® Index, a measure of large-cap stock performance, also turned in a double-digit advance of 13.82%. The NASDAQ Composite® Index, an indicator of technology stock performance, returned 12.71% for the six months. In international equities, the MSCI EAFE® Index, a benchmark measuring foreign developed-market stocks, posted a 4.10% gain; while the MSCI® Emerging Markets Index, a benchmark of emerging stock markets, lost 9.57%. Fixed-income investments in the U.S. significantly lagged equity counterparts during the period, with the Barclays U.S. Aggregate Bond Index losing 2.44% during the period.*

Keeping it in perspective

The economic and market events that characterized the first six months of 2013 offer an excellent reminder that investing environments can be unpredictable and that it is important for investors to maintain perspective. We believe it is unwise for investors to use short-term performance to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid, systematic individual investment plan that reflects your long-term objectives, risk tolerance, and the amount of time you have to invest.**

Thank you for your continued confidence in MassMutual. We are committed to help you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions. If you work with a financial professional and have not met with him or her recently, you may wish to consider scheduling some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global), a majority owned, indirect subsidiary of MassMutual. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•	RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•	RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•	RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•	RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

3

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 6/30/13

Fixed Income Funds	68.3%
Equity Funds	31.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	60.8%
Fixed Income Funds	39.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	84.9%
Fixed Income Funds	15.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	98.4%
Fixed Income Funds	1.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target date) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (target-date) Series (the “Series”) comprises 10 Funds – each of which has a “fund of funds” structure. The 10 Funds are RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund. RetireSMART In Retirement Fund seeks to achieve high current income and, as a secondary objective, capital appreciation. All other Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year specified in the Fund name and likely stop making new investments in the Fund (or designed for investors already in retirement for the In Retirement Fund). Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global), a majority owned, indirect subsidiary of MassMutual. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodities or commodities-related investments. The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•	RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity funds and similar funds and 65% in fixed income funds, including money market funds, approximately 15 years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 6/30/13

Fixed Income Funds	62.7%
Equity Funds	37.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 6/30/13

Fixed Income Funds	51.5%
Equity Funds	48.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	59.8%
Fixed Income Funds	40.4%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	71.6%
Fixed Income Funds	28.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	79.5%
Fixed Income Funds	20.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	85.0%
Fixed Income Funds	15.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	87.9%
Fixed Income Funds	12.3%

Total Long-Term Investments	100.2%
Other Assets & Liabilities	(0.2)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	89.0%
Fixed Income Funds	11.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	96.2%
Fixed Income Funds	4.1%

Total Long-Term Investments	100.3%
Other Assets & Liabilities	(0.3)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	96.3%
Fixed Income Funds	3.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

6

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,544,244	$61,929,208
MassMutual Premier Disciplined Growth Fund, Class S (a)	725,226	8,898,524
MassMutual Premier Disciplined Value Fund, Class S (a)	697,684	9,104,779
MassMutual Premier Focused International Fund, Class Z (a)	56,974	665,452
MassMutual Premier High Yield Fund, Class Z (a)	449,855	4,408,575
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,337,484	14,605,325
MassMutual Premier International Bond Fund, Class S (a)	941,298	8,829,376
MassMutual Premier International Equity Fund, Class S (a)	116,927	1,669,717
MassMutual Premier Money Market Fund, Class S (a)	3,706,864	3,706,864
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,972,302	41,709,171
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	325,735	3,583,087
MassMutual Select Blue Chip Growth Fund, Class S (a)	115,246	1,649,166
MassMutual Select Diversified International Fund, Class S (a)	280,208	1,866,186
MassMutual Select Diversified Value Fund, Class S (a)	141,881	1,669,936
MassMutual Select Focused Value Fund, Class Z (a)	242,417	5,464,071
MassMutual Select Fundamental Growth Fund, Class S (a)	222,726	1,661,533
MassMutual Select Fundamental Value Fund, Class Z (a)	145,668	1,922,823
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	142,781	1,390,690
MassMutual Select Large Cap Value Fund, Class S (a)	132,526	1,191,410
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	107,601	1,851,814
MassMutual Select Mid-Cap Value Fund, Class Z (a)	131,677	1,664,393
MassMutual Select Overseas Fund, Class Z (a)	691,929	5,438,565
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,228,948	12,596,721

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	65,785	$1,202,554
MassMutual Select Small Cap Value Equity Fund, Class S (a)	125,438	1,566,716
MassMutual Select Small Company Growth Fund, Class S (a) (b)	62,194	784,265
MassMutual Select Small Company Value Fund, Class Z (a)	24,421	389,278
MassMutual Select Strategic Bond Fund, Class S (a)	1,051,084	10,573,901
MM MSCI EAFE International Index Fund, Class Z (a)	515,735	6,291,969
MM Russell 2000 Small Cap Index Fund, Class Z (a)	145,825	1,849,059
MM S&P Mid Cap Index Fund, Class Z (a)	245,923	3,108,471
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,214,885	3,596,060
Oppenheimer Developing Markets Fund, Class I (a)	81,184	2,726,955
Oppenheimer Global Real Estate Fund, Class I (a)	69,234	673,644
Oppenheimer International Bond Fund, Class I (a)	222,862	1,355,003
Oppenheimer Real Estate Fund, Class I (a)	109,035	2,586,313

		234,181,574

TOTAL MUTUAL FUNDS (Cost $231,648,268)		234,181,574

TOTAL LONG-TERM INVESTMENTS (Cost $231,648,268)		234,181,574

TOTAL INVESTMENTS — 100.1% (Cost $231,648,268) (c)		234,181,574

Other Assets/(Liabilities) — (0.1)%		(183,670)

NET ASSETS — 100.0%		$233,997,904

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	6,812,268	$76,093,039
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,440,653	29,946,807
MassMutual Premier Disciplined Value Fund, Class S (a)	2,347,575	30,635,859
MassMutual Premier Focused International Fund, Class Z (a)	292,807	3,419,986
MassMutual Premier High Yield Fund, Class Z (a)	949,817	9,308,209
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,459,210	15,934,568
MassMutual Premier International Bond Fund, Class S (a)	1,278,306	11,990,508
MassMutual Premier International Equity Fund, Class S (a)	582,556	8,318,907
MassMutual Premier Money Market Fund, Class S (a)	1,835,847	1,835,847
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,002,195	42,023,043
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	938,263	10,320,889
MassMutual Select Blue Chip Growth Fund, Class S (a)	624,993	8,943,651
MassMutual Select Diversified International Fund, Class S (a)	1,291,733	8,602,944
MassMutual Select Diversified Value Fund, Class S (a)	769,328	9,054,986
MassMutual Select Focused Value Fund, Class Z (a)	658,059	14,832,640
MassMutual Select Fundamental Growth Fund, Class S (a)	1,207,706	9,009,487
MassMutual Select Fundamental Value Fund, Class Z (a)	789,818	10,425,599
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	774,399	7,542,642
MassMutual Select Large Cap Value Fund, Class S (a)	718,553	6,459,796
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	491,737	8,462,796
MassMutual Select Mid-Cap Value Fund, Class Z (a)	818,110	10,340,916
MassMutual Select Overseas Fund, Class Z (a)	2,993,837	23,531,562
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,491,850	15,291,458

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	288,020	$5,265,000
MassMutual Select Small Cap Value Equity Fund, Class S (a)	549,056	6,857,706
MassMutual Select Small Company Growth Fund, Class S (a) (b)	272,249	3,433,064
MassMutual Select Small Company Value Fund, Class Z (a)	107,149	1,707,959
MassMutual Select Strategic Bond Fund, Class S (a)	1,247,303	12,547,870
MM MSCI EAFE International Index Fund, Class Z (a)	1,915,761	23,372,279
MM Russell 2000 Small Cap Index Fund, Class Z (a)	634,111	8,040,523
MM S&P Mid Cap Index Fund, Class Z (a)	902,614	11,409,040
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,507,115	10,381,061
Oppenheimer Developing Markets Fund, Class I (a)	237,430	7,975,268
Oppenheimer Global Real Estate Fund, Class I (a)	226,843	2,207,179
Oppenheimer International Bond Fund, Class I (a)	295,616	1,797,346
Oppenheimer Real Estate Fund, Class I (a)	361,228	8,568,330

		475,888,764

TOTAL MUTUAL FUNDS (Cost $450,428,468)		475,888,764

TOTAL LONG-TERM INVESTMENTS (Cost $450,428,468)		475,888,764

TOTAL INVESTMENTS — 100.1% (Cost $450,428,468) (c)		475,888,764

Other Assets/(Liabilities) — (0.1)%		(355,822)

NET ASSETS — 100.0%		$475,532,942

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,454,667	$16,248,635
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,139,526	26,251,987
MassMutual Premier Disciplined Value Fund, Class S (a)	2,058,124	26,858,517
MassMutual Premier Focused International Fund, Class Z (a)	334,354	3,905,250
MassMutual Premier High Yield Fund, Class Z (a)	1,145,383	11,224,750
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	326,900	3,569,753
MassMutual Premier International Bond Fund, Class S (a)	691,103	6,482,547
MassMutual Premier International Equity Fund, Class S (a)	661,080	9,440,218
MassMutual Premier Money Market Fund, Class S (a)	15,301	15,301
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,024,234	10,754,455
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	902,141	9,923,556
MassMutual Select Blue Chip Growth Fund, Class S (a)	822,951	11,776,432
MassMutual Select Diversified International Fund, Class S (a)	1,439,401	9,586,408
MassMutual Select Diversified Value Fund, Class S (a)	1,013,092	11,924,090
MassMutual Select Focused Value Fund, Class Z (a)	491,896	11,087,335
MassMutual Select Fundamental Growth Fund, Class S (a)	1,590,328	11,863,844
MassMutual Select Fundamental Value Fund, Class Z (a)	1,040,188	13,730,481
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	1,019,684	9,931,726
MassMutual Select Large Cap Value Fund, Class S (a)	946,276	8,507,021
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	469,121	8,073,577
MassMutual Select Mid-Cap Value Fund, Class Z (a)	811,789	10,261,015
MassMutual Select Overseas Fund, Class Z (a)	3,285,353	25,822,874
MassMutual Select PIMCO Total Return Fund, Class Z (a)	308,138	3,158,413

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	353,831	$6,468,024
MassMutual Select Small Cap Value Equity Fund, Class S (a)	675,127	8,432,336
MassMutual Select Small Company Growth Fund, Class S (a) (b)	334,490	4,217,923
MassMutual Select Small Company Value Fund, Class Z (a)	131,163	2,090,735
MassMutual Select Strategic Bond Fund, Class S (a)	235,684	2,370,976
MM MSCI EAFE International Index Fund, Class Z (a)	2,038,643	24,871,444
MM Russell 2000 Small Cap Index Fund, Class Z (a)	787,632	9,987,175
MM S&P Mid Cap Index Fund, Class Z (a)	837,598	10,587,235
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,627,646	10,737,833
Oppenheimer Developing Markets Fund, Class I (a)	240,644	8,083,233
Oppenheimer Global Real Estate Fund, Class I (a)	240,814	2,343,116
Oppenheimer International Bond Fund, Class I (a)	160,038	973,030
Oppenheimer Real Estate Fund, Class I (a)	380,704	9,030,298

		360,591,543

TOTAL MUTUAL FUNDS (Cost $331,191,408)		360,591,543

TOTAL LONG-TERM INVESTMENTS (Cost $331,191,408)		360,591,543

TOTAL INVESTMENTS — 100.1% (Cost $331,191,408) (c)		360,591,543

Other Assets/(Liabilities) — (0.1)%		(282,139)

NET ASSETS — 100.0%		$360,309,404

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	51,016	$569,844
MassMutual Premier Disciplined Growth Fund, Class S (a)	450,150	5,523,342
MassMutual Premier Disciplined Value Fund, Class S (a)	432,944	5,649,923
MassMutual Premier Focused International Fund, Class Z (a)	91,868	1,073,023
MassMutual Premier High Yield Fund, Class Z (a)	6,921	67,821
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	271	2,958
MassMutual Premier International Bond Fund, Class S (a)	20,705	194,214
MassMutual Premier International Equity Fund, Class S (a)	181,206	2,587,616
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	47,479	498,529
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	253,190	2,785,092
MassMutual Select Blue Chip Growth Fund, Class S (a)	276,512	3,956,885
MassMutual Select Diversified International Fund, Class S (a)	392,550	2,614,382
MassMutual Select Diversified Value Fund, Class S (a)	340,351	4,005,935
MassMutual Select Focused Value Fund, Class Z (a)	117,450	2,647,326
MassMutual Select Fundamental Growth Fund, Class S (a)	534,294	3,985,833
MassMutual Select Fundamental Value Fund, Class Z (a)	349,417	4,612,300
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	342,654	3,337,448
MassMutual Select Large Cap Value Fund, Class S (a)	317,911	2,858,022
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	129,955	2,236,525
MassMutual Select Mid-Cap Value Fund, Class Z (a)	230,476	2,913,223
MassMutual Select Overseas Fund, Class Z (a)	891,089	7,003,957
MassMutual Select PIMCO Total Return Fund, Class Z (a)	7,905	81,023
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	101,545	1,856,237
MassMutual Select Small Cap Value Equity Fund, Class S (a)	193,575	2,417,753

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	96,003	$1,210,604
MassMutual Select Small Company Value Fund, Class Z (a)	37,749	601,713
MassMutual Select Strategic Bond Fund, Class S (a)	2,598	26,135
MM MSCI EAFE International Index Fund, Class Z (a)	546,430	6,666,442
MM Russell 2000 Small Cap Index Fund, Class Z (a)	226,784	2,875,615
MM S&P Mid Cap Index Fund, Class Z (a)	226,871	2,867,648
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	924,880	2,737,644
Oppenheimer Developing Markets Fund, Class I (a)	64,344	2,161,320
Oppenheimer Global Real Estate Fund, Class I (a)	63,835	621,113
Oppenheimer International Bond Fund, Class I (a)	8,654	52,617
Oppenheimer Real Estate Fund, Class I (a)	100,242	2,377,733

		85,677,795

TOTAL MUTUAL FUNDS (Cost $78,227,322)		85,677,795

TOTAL LONG-TERM INVESTMENTS (Cost $78,227,322)		85,677,795

TOTAL INVESTMENTS — 100.1% (Cost $78,227,322) (c)		85,677,795

Other Assets/(Liabilities) — (0.1)%		(76,069)

NET ASSETS — 100.0%		$85,601,726

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,462,600	$16,337,236
MassMutual Premier Disciplined Growth Fund, Class S (a)	317,485	3,895,544
MassMutual Premier Disciplined Value Fund, Class S (a)	305,651	3,988,751
MassMutual Premier Focused International Fund, Class Z (a)	23,650	276,229
MassMutual Premier High Yield Fund, Class Z (a)	129,783	1,271,875
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	920,794	10,055,075
MassMutual Premier International Bond Fund, Class S (a)	312,784	2,933,918
MassMutual Premier International Equity Fund, Class S (a)	54,852	783,290
MassMutual Premier Money Market Fund, Class S (a)	1,483,603	1,483,603
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,437,955	15,098,531
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	147,492	1,622,409
MassMutual Select Blue Chip Growth Fund, Class S (a)	48,830	698,760
MassMutual Select Diversified International Fund, Class S (a)	114,972	765,713
MassMutual Select Diversified Value Fund, Class S (a)	60,132	707,756
MassMutual Select Focused Value Fund, Class Z (a)	110,416	2,488,768
MassMutual Select Fundamental Growth Fund, Class S (a)	94,396	704,196
MassMutual Select Fundamental Value Fund, Class Z (a)	61,831	816,172
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	60,463	588,907
MassMutual Select Large Cap Value Fund, Class S (a)	56,188	505,132
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	41,863	720,459
MassMutual Select Mid-Cap Value Fund, Class Z (a)	69,683	880,793
MassMutual Select Overseas Fund, Class Z (a)	282,815	2,222,928
MassMutual Select PIMCO Total Return Fund, Class Z (a)	322,057	3,301,086

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	26,479	$484,044
MassMutual Select Small Cap Value Equity Fund, Class S (a)	50,694	633,171
MassMutual Select Small Company Growth Fund, Class S (a) (b)	25,007	315,344
MassMutual Select Small Company Value Fund, Class Z (a)	9,710	154,777
MassMutual Select Strategic Bond Fund, Class S (a)	271,131	2,727,580
MM MSCI EAFE International Index Fund, Class Z (a)	214,444	2,616,220
MM Russell 2000 Small Cap Index Fund, Class Z (a)	62,337	790,430
MM S&P Mid Cap Index Fund, Class Z (a)	81,537	1,030,622
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	543,426	1,608,541
Oppenheimer Developing Markets Fund, Class I (a)	36,967	1,241,736
Oppenheimer Global Real Estate Fund, Class I (a)	32,605	317,251
Oppenheimer International Bond Fund, Class I (a)	78,316	476,164
Oppenheimer Real Estate Fund, Class I (a)	47,395	1,124,201

		85,667,212

TOTAL MUTUAL FUNDS (Cost $83,838,182)		85,667,212

TOTAL LONG-TERM INVESTMENTS (Cost $83,838,182)		85,667,212

TOTAL INVESTMENTS — 100.1% (Cost $83,838,182) (c)		85,667,212

Other Assets/(Liabilities) — (0.1)%		(91,532)

NET ASSETS — 100.0%		$85,575,680

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,688,500	$18,860,544
MassMutual Premier Disciplined Growth Fund, Class S (a)	468,621	5,749,983
MassMutual Premier Disciplined Value Fund, Class S (a)	450,821	5,883,208
MassMutual Premier Focused International Fund, Class Z (a)	49,701	580,513
MassMutual Premier High Yield Fund, Class Z (a)	207,229	2,030,842
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	935,784	10,218,759
MassMutual Premier International Bond Fund, Class S (a)	324,434	3,043,194
MassMutual Premier International Equity Fund, Class S (a)	99,582	1,422,035
MassMutual Premier Money Market Fund, Class S (a)	773,699	773,699
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,114,069	11,697,728
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	180,085	1,980,940
MassMutual Select Blue Chip Growth Fund, Class S (a)	81,006	1,159,197
MassMutual Select Diversified International Fund, Class S (a)	209,088	1,392,524
MassMutual Select Diversified Value Fund, Class S (a)	99,723	1,173,736
MassMutual Select Focused Value Fund, Class Z (a)	135,701	3,058,707
MassMutual Select Fundamental Growth Fund, Class S (a)	156,545	1,167,828
MassMutual Select Fundamental Value Fund, Class Z (a)	102,370	1,351,281
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	100,333	977,239
MassMutual Select Large Cap Value Fund, Class S (a)	93,098	836,952
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	91,570	1,575,922
MassMutual Select Mid-Cap Value Fund, Class Z (a)	145,960	1,844,940
MassMutual Select Overseas Fund, Class Z (a)	528,080	4,150,710
MassMutual Select PIMCO Total Return Fund, Class Z (a)	370,779	3,800,488

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	52,606	$961,632
MassMutual Select Small Cap Value Equity Fund, Class S (a)	100,345	1,253,303
MassMutual Select Small Company Growth Fund, Class S (a) (b)	49,732	627,119
MassMutual Select Small Company Value Fund, Class Z (a)	19,514	311,050
MassMutual Select Strategic Bond Fund, Class S (a)	311,847	3,137,180
MM MSCI EAFE International Index Fund, Class Z (a)	365,236	4,455,882
MM Russell 2000 Small Cap Index Fund, Class Z (a)	118,299	1,500,030
MM S&P Mid Cap Index Fund, Class Z (a)	177,257	2,240,529
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	672,121	1,989,479
Oppenheimer Developing Markets Fund, Class I (a)	47,310	1,589,154
Oppenheimer Global Real Estate Fund, Class I (a)	41,520	403,991
Oppenheimer International Bond Fund, Class I (a)	91,038	553,512
Oppenheimer Real Estate Fund, Class I (a)	64,111	1,520,705

		105,274,535

TOTAL MUTUAL FUNDS (Cost $101,322,893)		105,274,535

TOTAL LONG-TERM INVESTMENTS (Cost $101,322,893)		105,274,535

TOTAL INVESTMENTS — 100.1% (Cost $101,322,893) (c)		105,274,535

Other Assets/(Liabilities) — (0.1)%		(94,512)

NET ASSETS — 100.0%		$105,180,023

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	175,206	$1,957,047
MassMutual Premier Disciplined Growth Fund, Class S (a)	69,389	851,397
MassMutual Premier Disciplined Value Fund, Class S (a)	66,618	869,365
MassMutual Premier Focused International Fund, Class Z (a)	8,491	99,173
MassMutual Premier High Yield Fund, Class Z (a)	20,335	199,284
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	75,988	829,788
MassMutual Premier International Bond Fund, Class S (a)	27,576	258,662
MassMutual Premier International Equity Fund, Class S (a)	16,816	240,133
MassMutual Premier Money Market Fund, Class S (a)	44,600	44,600
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	121,471	1,275,449
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	27,774	305,512
MassMutual Select Blue Chip Growth Fund, Class S (a)	16,454	235,460
MassMutual Select Diversified International Fund, Class S (a)	35,520	236,563
MassMutual Select Diversified Value Fund, Class S (a)	20,228	238,085
MassMutual Select Focused Value Fund, Class Z (a)	18,801	423,782
MassMutual Select Fundamental Growth Fund, Class S (a)	31,770	237,005
MassMutual Select Fundamental Value Fund, Class Z (a)	20,751	273,908
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	20,419	198,886
MassMutual Select Large Cap Value Fund, Class S (a)	18,900	169,907
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	14,214	244,621
MassMutual Select Mid-Cap Value Fund, Class Z (a)	23,409	295,893
MassMutual Select Overseas Fund, Class Z (a)	85,269	670,213
MassMutual Select PIMCO Total Return Fund, Class Z (a)	37,934	388,826
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	8,170	149,346
MassMutual Select Small Cap Value Equity Fund, Class S (a)	15,489	193,453

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	7,729	$97,457
MassMutual Select Small Company Value Fund, Class Z (a)	3,133	49,935
MassMutual Select Strategic Bond Fund, Class S (a)	31,728	319,186
MM MSCI EAFE International Index Fund, Class Z (a)	56,086	684,244
MM Russell 2000 Small Cap Index Fund, Class Z (a)	18,887	239,485
MM S&P Mid Cap Index Fund, Class Z (a)	27,110	342,664
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	80,261	237,574
Oppenheimer Developing Markets Fund, Class I (a)	6,496	218,204
Oppenheimer Global Real Estate Fund, Class I (a)	5,605	54,536
Oppenheimer International Bond Fund, Class I (a)	26,195	159,269
Oppenheimer Real Estate Fund, Class I (a)	8,227	195,153

		13,484,065

TOTAL MUTUAL FUNDS (Cost $13,342,195)		13,484,065

TOTAL LONG-TERM INVESTMENTS (Cost $13,342,195)		13,484,065

TOTAL INVESTMENTS — 100.2% (Cost $13,342,195) (c)		13,484,065

Other Assets/(Liabilities) — (0.2)%		(22,078)

NET ASSETS — 100.0%		$13,461,987

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,325,720	$37,148,291
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,349,396	28,827,091
MassMutual Premier Disciplined Value Fund, Class S (a)	2,260,067	29,493,869
MassMutual Premier Focused International Fund, Class Z (a)	309,679	3,617,056
MassMutual Premier High Yield Fund, Class Z (a)	1,044,568	10,236,768
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,837,145	20,061,627
MassMutual Premier International Bond Fund, Class S (a)	997,820	9,359,550
MassMutual Premier International Equity Fund, Class S (a)	614,259	8,771,625
MassMutual Premier Money Market Fund, Class S (a)	500,057	500,057
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,635,502	27,672,771
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	951,407	10,465,480
MassMutual Select Blue Chip Growth Fund, Class S (a)	758,354	10,852,045
MassMutual Select Diversified International Fund, Class S (a)	1,289,415	8,587,504
MassMutual Select Diversified Value Fund, Class S (a)	933,376	10,985,833
MassMutual Select Focused Value Fund, Class Z (a)	602,121	13,571,801
MassMutual Select Fundamental Growth Fund, Class S (a)	1,465,368	10,931,646
MassMutual Select Fundamental Value Fund, Class Z (a)	958,422	12,651,166
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	939,879	9,154,417
MassMutual Select Large Cap Value Fund, Class S (a)	871,992	7,839,212
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	476,529	8,201,065
MassMutual Select Mid-Cap Value Fund, Class Z (a)	771,448	9,751,097
MassMutual Select Overseas Fund, Class Z (a)	3,110,253	24,446,587
MassMutual Select PIMCO Total Return Fund, Class Z (a)	699,397	7,168,815

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	303,655	$5,550,814
MassMutual Select Small Cap Value Equity Fund, Class S (a)	579,565	7,238,769
MassMutual Select Small Company Growth Fund, Class S (a) (b)	287,183	3,621,376
MassMutual Select Small Company Value Fund, Class Z (a)	112,640	1,795,480
MassMutual Select Strategic Bond Fund, Class S (a)	554,572	5,578,996
MM MSCI EAFE International Index Fund, Class Z (a)	2,052,510	25,040,617
MM Russell 2000 Small Cap Index Fund, Class Z (a)	694,835	8,810,508
MM S&P Mid Cap Index Fund, Class Z (a)	923,550	11,673,677
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,408,748	10,089,893
Oppenheimer Developing Markets Fund, Class I (a)	233,217	7,833,761
Oppenheimer Global Real Estate Fund, Class I (a)	238,742	2,322,959
Oppenheimer International Bond Fund, Class I (a)	326,032	1,982,275
Oppenheimer Real Estate Fund, Class I (a)	363,595	8,624,464

		420,458,962

TOTAL MUTUAL FUNDS (Cost $389,978,335)		420,458,962

TOTAL LONG-TERM INVESTMENTS (Cost $389,978,335)		420,458,962

TOTAL INVESTMENTS — 100.1% (Cost $389,978,335) (c)		420,458,962

Other Assets/(Liabilities) — (0.1)%		(286,500)

NET ASSETS — 100.0%		$420,172,462

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	88,485	$988,377
MassMutual Premier Disciplined Growth Fund, Class S (a)	91,380	1,121,236
MassMutual Premier Disciplined Value Fund, Class S (a)	87,427	1,140,927
MassMutual Premier Focused International Fund, Class Z (a)	14,896	173,991
MassMutual Premier High Yield Fund, Class Z (a)	34,948	342,487
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	27,461	299,871
MassMutual Premier International Bond Fund, Class S (a)	21,363	200,386
MassMutual Premier International Equity Fund, Class S (a)	29,017	414,368
MassMutual Premier Money Market Fund, Class S (a)	2,900	2,900
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	70,013	735,141
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	41,932	461,254
MassMutual Select Blue Chip Growth Fund, Class S (a)	33,538	479,930
MassMutual Select Diversified International Fund, Class S (a)	61,678	410,776
MassMutual Select Diversified Value Fund, Class S (a)	41,119	483,974
MassMutual Select Focused Value Fund, Class Z (a)	21,849	492,479
MassMutual Select Fundamental Growth Fund, Class S (a)	64,614	482,018
MassMutual Select Fundamental Value Fund, Class Z (a)	42,154	556,439
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	41,760	406,739
MassMutual Select Large Cap Value Fund, Class S (a)	38,471	345,856
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	20,232	348,193
MassMutual Select Mid-Cap Value Fund, Class Z (a)	37,251	470,849
MassMutual Select Overseas Fund, Class Z (a)	139,603	1,097,279
MassMutual Select PIMCO Total Return Fund, Class Z (a)	18,721	191,891
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	14,129	258,270
MassMutual Select Small Cap Value Equity Fund, Class S (a)	26,467	330,575

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	13,409	$169,083
MassMutual Select Small Company Value Fund, Class Z (a)	5,801	92,465
MassMutual Select Strategic Bond Fund, Class S (a)	15,039	151,293
MM MSCI EAFE International Index Fund, Class Z (a)	79,773	973,234
MM Russell 2000 Small Cap Index Fund, Class Z (a)	31,238	396,094
MM S&P Mid Cap Index Fund, Class Z (a)	32,374	409,203
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	92,793	274,668
Oppenheimer Developing Markets Fund, Class I (a)	9,239	310,345
Oppenheimer Global Real Estate Fund, Class I (a)	6,274	61,048
Oppenheimer International Bond Fund, Class I (a)	48,811	296,773
Oppenheimer Real Estate Fund, Class I (a)	9,800	232,462

		15,602,874

TOTAL MUTUAL FUNDS (Cost $15,302,424)		15,602,874

TOTAL LONG-TERM INVESTMENTS (Cost $15,302,424)		15,602,874

TOTAL INVESTMENTS — 100.1% (Cost $15,302,424) (c)		15,602,874

Other Assets/(Liabilities) — (0.1)%		(22,857)

NET ASSETS — 100.0%		$15,580,017

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,335,137	$14,913,482
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,098,978	25,754,459
MassMutual Premier Disciplined Value Fund, Class S (a)	2,018,853	26,346,035
MassMutual Premier Focused International Fund, Class Z (a)	344,714	4,026,264
MassMutual Premier High Yield Fund, Class Z (a)	1,054,866	10,337,690
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	597,272	6,522,213
MassMutual Premier International Bond Fund, Class S (a)	692,891	6,499,321
MassMutual Premier International Equity Fund, Class S (a)	681,304	9,729,020
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,097,576	11,524,553
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	944,099	10,385,093
MassMutual Select Blue Chip Growth Fund, Class S (a)	880,886	12,605,478
MassMutual Select Diversified International Fund, Class S (a)	1,429,582	9,521,016
MassMutual Select Diversified Value Fund, Class S (a)	1,084,164	12,760,616
MassMutual Select Focused Value Fund, Class Z (a)	487,664	10,991,941
MassMutual Select Fundamental Growth Fund, Class S (a)	1,702,087	12,697,567
MassMutual Select Fundamental Value Fund, Class Z (a)	1,112,949	14,690,927
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	1,091,646	10,632,634
MassMutual Select Large Cap Value Fund, Class S (a)	1,012,596	9,103,238
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	482,521	8,304,184
MassMutual Select Mid-Cap Value Fund, Class Z (a)	837,121	10,581,204
MassMutual Select Overseas Fund, Class Z (a)	3,382,827	26,589,021
MassMutual Select PIMCO Total Return Fund, Class Z (a)	257,802	2,642,471
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	369,252	6,749,922
MassMutual Select Small Cap Value Equity Fund, Class S (a)	704,236	8,795,910

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	349,186	$4,403,241
MassMutual Select Small Company Value Fund, Class Z (a)	137,294	2,188,467
MassMutual Select Strategic Bond Fund, Class S (a)	172,120	1,731,528
MM MSCI EAFE International Index Fund, Class Z (a)	2,171,634	26,493,939
MM Russell 2000 Small Cap Index Fund, Class Z (a)	844,675	10,710,479
MM S&P Mid Cap Index Fund, Class Z (a)	877,238	11,088,294
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,485,580	10,317,316
Oppenheimer Developing Markets Fund, Class I (a)	241,816	8,122,607
Oppenheimer Global Real Estate Fund, Class I (a)	243,424	2,368,516
Oppenheimer International Bond Fund, Class I (a)	291,488	1,772,244
Oppenheimer Real Estate Fund, Class I (a)	372,283	8,830,565

		370,731,455

TOTAL MUTUAL FUNDS (Cost $337,830,891)		370,731,455

TOTAL LONG-TERM INVESTMENTS (Cost $337,830,891)		370,731,455

TOTAL INVESTMENTS — 100.1% (Cost $337,830,891) (c)		370,731,455

Other Assets/(Liabilities) — (0.1)%		(241,255)

NET ASSETS — 100.0%		$370,490,200

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	36,041	$402,581
MassMutual Premier Disciplined Growth Fund, Class S (a)	62,902	771,803
MassMutual Premier Disciplined Value Fund, Class S (a)	60,309	787,036
MassMutual Premier Focused International Fund, Class Z (a)	11,778	137,562
MassMutual Premier High Yield Fund, Class Z (a)	20,225	198,208
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	12,167	132,867
MassMutual Premier International Bond Fund, Class S (a)	13,866	130,065
MassMutual Premier International Equity Fund, Class S (a)	23,063	329,340
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	28,459	298,823
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	32,675	359,429
MassMutual Select Blue Chip Growth Fund, Class S (a)	30,772	440,344
MassMutual Select Diversified International Fund, Class S (a)	48,727	324,519
MassMutual Select Diversified Value Fund, Class S (a)	37,773	444,594
MassMutual Select Focused Value Fund, Class Z (a)	15,271	344,217
MassMutual Select Fundamental Growth Fund, Class S (a)	59,341	442,687
MassMutual Select Fundamental Value Fund, Class Z (a)	38,736	511,317
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	38,261	372,659
MassMutual Select Large Cap Value Fund, Class S (a)	35,296	317,314
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	16,052	276,263
MassMutual Select Mid-Cap Value Fund, Class Z (a)	29,069	367,434
MassMutual Select Overseas Fund, Class Z (a)	111,841	879,073
MassMutual Select PIMCO Total Return Fund, Class Z (a)	7,639	78,304
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	12,169	222,445
MassMutual Select Small Cap Value Equity Fund, Class S (a)	22,928	286,371
MassMutual Select Small Company Growth Fund, Class S (a) (b)	11,518	145,236

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	4,791	$76,368
MassMutual Select Strategic Bond Fund, Class S (a)	5,846	58,812
MM MSCI EAFE International Index Fund, Class Z (a)	66,072	806,079
MM Russell 2000 Small Cap Index Fund, Class Z (a)	26,950	341,726
MM S&P Mid Cap Index Fund, Class Z (a)	26,604	336,281
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	90,231	267,085
Oppenheimer Developing Markets Fund, Class I (a)	7,509	252,244
Oppenheimer Global Real Estate Fund, Class I (a)	6,159	59,923
Oppenheimer International Bond Fund, Class I (a)	19,004	115,546
Oppenheimer Real Estate Fund, Class I (a)	9,671	229,390

		11,543,945

TOTAL MUTUAL FUNDS (Cost $11,187,634)		11,543,945

TOTAL LONG-TERM INVESTMENTS (Cost $11,187,634)		11,543,945

TOTAL INVESTMENTS — 100.2% (Cost $11,187,634) (c)		11,543,945

Other Assets/(Liabilities) — (0.2)%		(22,138)

NET ASSETS — 100.0%		$11,521,807

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	674,363	$7,532,636
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,197,968	14,699,063
MassMutual Premier Disciplined Value Fund, Class S (a)	1,152,227	15,036,566
MassMutual Premier Focused International Fund, Class Z (a)	231,576	2,704,807
MassMutual Premier High Yield Fund, Class Z (a)	409,233	4,010,485
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	248,732	2,716,150
MassMutual Premier International Bond Fund, Class S (a)	366,910	3,441,612
MassMutual Premier International Equity Fund, Class S (a)	457,307	6,530,337
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	533,658	5,603,413
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	644,415	7,088,565
MassMutual Select Blue Chip Growth Fund, Class S (a)	680,394	9,736,442
MassMutual Select Diversified International Fund, Class S (a)	959,589	6,390,862
MassMutual Select Diversified Value Fund, Class S (a)	837,347	9,855,579
MassMutual Select Focused Value Fund, Class Z (a)	304,420	6,861,626
MassMutual Select Fundamental Growth Fund, Class S (a)	1,314,639	9,807,204
MassMutual Select Fundamental Value Fund, Class Z (a)	859,716	11,348,249
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	843,037	8,211,183
MassMutual Select Large Cap Value Fund, Class S (a)	782,005	7,030,226
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	329,068	5,663,266
MassMutual Select Mid-Cap Value Fund, Class Z (a)	574,917	7,266,946
MassMutual Select Overseas Fund, Class Z (a)	2,266,005	17,810,802
MassMutual Select PIMCO Total Return Fund, Class Z (a)	139,333	1,428,159
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	255,942	4,678,617
MassMutual Select Small Cap Value Equity Fund, Class S (a)	488,368	6,099,714

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	242,086	$3,052,705
MassMutual Select Small Company Value Fund, Class Z (a)	95,153	1,516,731
MassMutual Select Strategic Bond Fund, Class S (a)	98,959	995,529
MM MSCI EAFE International Index Fund, Class Z (a)	1,452,287	17,717,902
MM Russell 2000 Small Cap Index Fund, Class Z (a)	586,252	7,433,674
MM S&P Mid Cap Index Fund, Class Z (a)	594,839	7,518,765
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,273,971	6,730,955
Oppenheimer Developing Markets Fund, Class I (a)	162,849	5,470,096
Oppenheimer Global Real Estate Fund, Class I (a)	162,996	1,585,956
Oppenheimer International Bond Fund, Class I (a)	155,358	944,578
Oppenheimer Real Estate Fund, Class I (a)	248,628	5,897,458

		240,416,858

TOTAL MUTUAL FUNDS (Cost $219,375,701)		240,416,858

TOTAL LONG-TERM INVESTMENTS (Cost $219,375,701)		240,416,858

TOTAL INVESTMENTS — 100.1% (Cost $219,375,701) (c)		240,416,858

Other Assets/(Liabilities) — (0.1)%		(159,648)

NET ASSETS — 100.0%		$240,257,210

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Diversified Financial — 100.3%
MassMutual Premier Core Bond Fund, Class Z (a)	7,630	$85,225
MassMutual Premier Disciplined Growth Fund, Class S (a)	32,256	395,781
MassMutual Premier Disciplined Value Fund, Class S (a)	30,960	404,026
MassMutual Premier Focused International Fund, Class Z (a)	6,764	79,002
MassMutual Premier High Yield Fund, Class Z (a)	2,595	25,429
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,408	15,374
MassMutual Premier International Bond Fund, Class S (a)	2,766	25,948
MassMutual Premier International Equity Fund, Class S (a)	13,284	189,693
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	6,032	63,335
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	18,791	206,706
MassMutual Select Blue Chip Growth Fund, Class S (a)	19,842	283,946
MassMutual Select Diversified International Fund, Class S (a)	27,995	186,445
MassMutual Select Diversified Value Fund, Class S (a)	24,390	287,074
MassMutual Select Focused Value Fund, Class Z (a)	8,396	189,235
MassMutual Select Fundamental Growth Fund, Class S (a)	38,303	285,739
MassMutual Select Fundamental Value Fund, Class Z (a)	25,022	330,288
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	24,629	239,885
MassMutual Select Large Cap Value Fund, Class S (a)	22,775	204,750
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	9,406	161,878
MassMutual Select Mid-Cap Value Fund, Class Z (a)	16,962	214,395
MassMutual Select Overseas Fund, Class Z (a)	64,719	508,692
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,435	14,714
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	7,270	132,895
MassMutual Select Small Cap Value Equity Fund, Class S (a)	13,776	172,063
MassMutual Select Small Company Growth Fund, Class S (a) (b)	6,879	86,748

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	2,795	$44,549
MassMutual Select Strategic Bond Fund, Class S (a)	712	7,165
MM MSCI EAFE International Index Fund, Class Z (a)	39,233	478,637
MM Russell 2000 Small Cap Index Fund, Class Z (a)	16,324	206,990
MM S&P Mid Cap Index Fund, Class Z (a)	15,998	202,209
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	56,971	168,635
Oppenheimer Developing Markets Fund, Class I (a)	4,506	151,350
Oppenheimer Global Real Estate Fund, Class I (a)	4,011	39,023
Oppenheimer International Bond Fund, Class I (a)	3,138	19,077
Oppenheimer Real Estate Fund, Class I (a)	6,213	147,371

		6,254,272

TOTAL MUTUAL FUNDS (Cost $5,992,814)		6,254,272

TOTAL LONG-TERM INVESTMENTS (Cost $5,992,814)		6,254,272

TOTAL INVESTMENTS — 100.3% (Cost $5,992,814) (c)		6,254,272

Other Assets/(Liabilities) — (0.3)%		(20,159)

NET ASSETS — 100.0%		$6,234,113

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	71,478	$798,412
MassMutual Premier Disciplined Growth Fund, Class S (a)	330,796	4,058,870
MassMutual Premier Disciplined Value Fund, Class S (a)	317,852	4,147,970
MassMutual Premier Focused International Fund, Class Z (a)	68,529	800,420
MassMutual Premier High Yield Fund, Class Z (a)	25,827	253,103
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	13,685	149,443
MassMutual Premier International Bond Fund, Class S (a)	31,874	298,978
MassMutual Premier International Equity Fund, Class S (a)	134,875	1,926,021
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	57,729	606,155
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	190,402	2,094,417
MassMutual Select Blue Chip Growth Fund, Class S (a)	203,391	2,910,519
MassMutual Select Diversified International Fund, Class S (a)	283,536	1,888,347
MassMutual Select Diversified Value Fund, Class S (a)	250,170	2,944,506
MassMutual Select Focused Value Fund, Class Z (a)	86,219	1,943,376
MassMutual Select Fundamental Growth Fund, Class S (a)	392,796	2,930,256
MassMutual Select Fundamental Value Fund, Class Z (a)	256,719	3,388,686
MassMutual Select Growth Opportunities Fund, Class Z (a) (b)	252,261	2,457,020
MassMutual Select Large Cap Value Fund, Class S (a)	233,683	2,100,810
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	96,097	1,653,828
MassMutual Select Mid-Cap Value Fund, Class Z (a)	171,920	2,173,070
MassMutual Select Overseas Fund, Class Z (a)	659,651	5,184,856
MassMutual Select PIMCO Total Return Fund, Class Z (a)	13,045	133,708
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	74,638	1,364,387
MassMutual Select Small Cap Value Equity Fund, Class S (a)	141,715	1,770,020
MassMutual Select Small Company Growth Fund, Class S (a) (b)	70,618	890,487

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	28,289	$450,924
MassMutual Select Strategic Bond Fund, Class S (a)	5,525	55,584
MM MSCI EAFE International Index Fund, Class Z (a)	394,652	4,814,759
MM Russell 2000 Small Cap Index Fund, Class Z (a)	162,533	2,060,920
MM S&P Mid Cap Index Fund, Class Z (a)	161,600	2,042,623
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	650,630	1,925,866
Oppenheimer Developing Markets Fund, Class I (a)	46,445	1,560,082
Oppenheimer Global Real Estate Fund, Class I (a)	43,525	423,498
Oppenheimer International Bond Fund, Class I (a)	18,335	111,476
Oppenheimer Real Estate Fund, Class I (a)	70,272	1,666,857

		63,980,254

TOTAL MUTUAL FUNDS (Cost $59,247,580)		63,980,254

TOTAL LONG-TERM INVESTMENTS (Cost $59,247,580)		63,980,254

TOTAL INVESTMENTS — 100.1% (Cost $59,247,580) (c)		63,980,254

Other Assets/(Liabilities) — (0.1)%		(45,136)

NET ASSETS — 100.0%		$63,935,118

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

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MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$234,181,574	$475,888,764

Total investments	234,181,574	475,888,764

Receivables from:
Investments sold	92,951	6,904
Investment adviser (Note 3)	-	-
Fund shares sold	80,107	75,891
Interest and dividends	4,191	5,645

Total assets	234,358,823	475,977,204

Liabilities:
Payables for:
Investments purchased	11,524	43,439
Fund shares repurchased	164,731	42,970
Trustees’ fees and expenses (Note 3)	13,729	27,984
Affiliates (Note 3):
Investment management fees	9,145	18,582
Administration fees	32,147	76,159
Service fees	102,915	204,556
Distribution fees	-	-
Accrued expense and other liabilities	26,728	30,572

Total liabilities	360,919	444,262

Net assets	$233,997,904	$475,532,942

Net assets consist of:
Paid-in capital	$228,827,910	$443,013,548
Undistributed (accumulated) net investment income (loss)	(480,147)	(959,521)
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,116,835	8,018,619
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,533,306	25,460,296

Net assets	$233,997,904	$475,532,942

(a) Cost of investments — affiliated issuers:	$231,648,268	$450,428,468

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$360,591,543	$85,677,795	$85,667,212	$105,274,535	$13,484,065

360,591,543	85,677,795	85,667,212	105,274,535	13,484,065

40,375	34	521	2,957	12,453
-	4,160	-	-	5,162
286,968	89,112	141,539	46,377	2,012
3,062	164	1,426	1,675	336

360,921,948	85,771,265	85,810,698	105,325,544	13,504,028

62,486	88,947	141,408	37,729	579
268,615	-	1,700	12,830	14,060
20,691	4,033	35,979	32,693	385

14,193	3,359	3,352	4,088	472
64,544	15,110	14,136	16,204	1,846
153,383	33,927	13,702	16,245	1,310
-	-	75	670	-
28,632	24,163	24,666	25,062	23,389

612,544	169,539	235,018	145,521	42,041

$360,309,404	$85,601,726	$85,575,680	$105,180,023	$13,461,987

$324,242,107	$76,784,805	$106,765,290	$131,019,374	$12,946,958
(744,425)	(160,836)	1,933,989	2,252,318	(7,943)
7,411,587	1,527,284	(24,952,629)	(32,043,311)	381,102
29,400,135	7,450,473	1,829,030	3,951,642	141,870

$360,309,404	$85,601,726	$85,575,680	$105,180,023	$13,461,987

$331,191,408	$78,227,322	$83,838,182	$101,322,893	$13,342,195

23

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class S shares:
Net assets	$1,049,316	$4,358,347

Shares outstanding (a)	102,542	407,951

Net asset value, offering price and redemption price per share	$10.23	$10.68

Class Y shares:
Net assets	$3,940,532	$6,978,824

Shares outstanding (a)	385,353	652,620

Net asset value, offering price and redemption price per share	$10.23	$10.69

Class L shares:
Net assets	$71,504,588	$153,093,532

Shares outstanding (a)	6,994,561	14,322,451

Net asset value, offering price and redemption price per share	$10.22	$10.69

Class A shares:
Net assets	$157,503,468	$311,102,239

Shares outstanding (a)	15,424,383	29,134,111

Net asset value and redemption price per share	$10.21	$10.68

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.83	$11.33

Class N shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$878,477	$1,951,462	$25,915,492	$60,940,208	$9,110,588

79,499	173,774	2,453,744	5,503,922	794,807

$11.05	$11.23	$10.56	$11.07	$11.46

$5,305,585	$1,245,930	$15,089,978	$10,058,784	$188,087

480,063	110,939	1,427,264	908,884	16,410

$11.05	$11.23	$10.57	$11.07	$11.46

$122,122,346	$30,502,713	$23,332,069	$9,260,282	$2,106,922

11,051,432	2,717,139	2,209,759	838,948	184,223

$11.05	$11.23	$10.56	$11.04	$11.44

$232,002,996	$51,901,621	$21,131,484	$23,902,082	$2,056,390

21,016,598	4,630,237	2,018,543	2,179,959	180,536

$11.04	$11.21	$10.47	$10.96	$11.39

$11.71	$11.89	$11.11	$11.63	$12.08

$-	$-	$106,657	$1,018,667	$-

-	-	10,218	93,829	-

$-	$-	$10.44	$10.86	$-

25

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$420,458,962	$15,602,874

Total investments	420,458,962	15,602,874

Receivables from:
Investments sold	333	451
Investment adviser (Note 3)	-	5,244
Fund shares sold	311,437	38,528
Interest and dividends	5,824	652

Total assets	420,776,556	15,647,749

Liabilities:
Payables for:
Investments purchased	315,777	37,127
Fund shares repurchased	24	2,459
Trustees’ fees and expenses (Note 3)	102,994	319
Affiliates (Note 3):
Investment management fees	16,257	510
Administration fees	77,809	2,458
Service fees	60,729	1,776
Distribution fees	1,850	-
Accrued expense and other liabilities	28,654	23,083

Total liabilities	604,094	67,732

Net assets	$420,172,462	$15,580,017

Net assets consist of:
Paid-in capital	$471,272,695	$15,083,158
Undistributed (accumulated) net investment income (loss)	6,830,353	(8,701)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(88,411,213)	205,110
Net unrealized appreciation (depreciation) on investments and foreign currency translations	30,480,627	300,450

Net assets	$420,172,462	$15,580,017

(a) Cost of investments — affiliated issuers:	$389,978,335	$15,302,424

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$370,731,455	$11,543,945	$240,416,858	$6,254,272	$63,980,254

370,731,455	11,543,945	240,416,858	6,254,272	63,980,254

8,689	6,284	140	3,385	26
-	5,273	-	5,418	4,895
358,024	3,910	345,478	313,643	141,380
5,194	282	2,824	48	316

371,103,362	11,559,694	240,765,300	6,576,766	64,126,871

317,907	859	347,400	284,308	141,468
52,432	9,577	24	32,744	-
80,466	274	48,462	190	4,994

14,324	407	9,281	227	2,433
68,042	1,998	42,662	1,101	9,987
49,920	1,709	31,988	1,160	7,794
2,048	-	1,907	-	1,261
28,023	23,063	26,366	22,923	23,816

613,162	37,887	508,090	342,653	191,753

$370,490,200	$11,521,807	$240,257,210	$6,234,113	$63,935,118

$403,503,529	$11,010,993	$254,267,436	$5,839,738	$58,614,947
5,043,023	(7,786)	3,032,652	(4,671)	(45,907)
(70,956,916)	162,289	(38,084,035)	137,588	633,404
32,900,564	356,311	21,041,157	261,458	4,732,674

$370,490,200	$11,521,807	$240,257,210	$6,234,113	$63,935,118

$337,830,891	$11,187,634	$219,375,701	$5,992,814	$59,247,580

27

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Class S shares:
Net assets	$206,779,521	$6,837,188

Shares outstanding (a)	18,603,787	585,858

Net asset value, offering price and redemption price per share	$11.11	$11.67

Class Y shares:
Net assets	$36,440,302	$458,812

Shares outstanding (a)	3,279,393	39,320

Net asset value, offering price and redemption price per share	$11.11	$11.67

Class L shares:
Net assets	$83,146,510	$5,308,528

Shares outstanding (a)	7,490,769	455,827

Net asset value, offering price and redemption price per share	$11.10	$11.65

Class A shares:
Net assets	$91,271,862	$2,975,489

Shares outstanding (a)	8,303,540	256,456

Net asset value and redemption price per share	$10.99	$11.60

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.66	$12.31

Class N shares:
Net assets	$2,534,267	$-

Shares outstanding (a)	233,869	-

Net asset value, offering price and redemption price per share	$10.84	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$189,819,772	$5,022,247	$129,060,385	$3,381,213	$40,333,317

16,724,262	425,259	11,268,087	287,719	4,388,611

$11.35	$11.81	$11.45	$11.75	$9.19

$38,617,136	$653,202	$22,283,479	$183,479	$6,651,969

3,406,531	55,305	1,948,216	15,614	723,313

$11.34	$11.81	$11.44	$11.75	$9.20

$64,197,076	$3,133,833	$38,809,483	$817,444	$4,005,486

5,663,977	265,821	3,394,107	69,707	436,563

$11.33	$11.79	$11.43	$11.73	$9.18

$74,799,603	$2,712,525	$47,180,564	$1,851,977	$10,939,121

6,667,722	231,020	4,172,926	158,548	1,197,384

$11.22	$11.74	$11.31	$11.68	$9.14

$11.90	$12.46	$12.00	$12.39	$9.70

$3,056,613	$-	$2,923,299	$-	$2,005,225

275,997	-	261,753	-	220,014

$11.07	$-	$11.17	$-	$9.11

29

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$48,374	$133,469

Total investment income	48,374	133,469

Expenses (Note 3):
Investment management fees	59,928	119,944
Custody fees	17,229	17,220
Audit fees	14,015	14,105
Legal fees	1,147	2,316
Proxy fees	525	525
Shareholder reporting fees	5,894	10,348
Trustees’ fees	8,025	15,735

	106,763	180,193
Administration fees:
Class S	605	1,676
Class Y	1,595	3,010
Class L	64,767	156,656
Class A	143,332	331,346
Class N	-	-
Distribution fees:
Class N	-	-
Service fees:
Class A	201,762	399,983
Class N	-	-

Total expenses	518,824	1,072,864
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class S administrative fees waived	-	-
Class Y administrative fees waived	-	-
Class L administrative fees waived	-	-
Class A administrative fees waived	-	-
Class N administrative fees waived	-	-

Net expenses	518,824	1,072,864

Net investment income (loss)	(470,450)	(939,395)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	2,520,313	5,528,299

Net realized gain (loss)	2,520,313	5,528,299

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	(119,939)	14,987,865

Net change in unrealized appreciation (depreciation)	(119,939)	14,987,865

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,400,374	20,516,164

Net increase (decrease) in net assets resulting from operations	$1,929,924	$19,576,769

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$129,948	$31,872	$20,576	$26,152	$3,476

129,948	31,872	20,576	26,152	3,476

91,824	20,682	22,500	26,562	2,700
17,237	17,077	17,208	17,227	16,633
14,061	13,955	13,962	13,966	13,931
1,717	337	440	511	26
525	525	525	525	525
8,155	2,809	3,109	3,399	1,548
11,943	2,603	3,006	3,598	299

145,462	57,988	60,750	65,788	35,662

2,418	991	14,628	37,937	5,646
1,807	189	13,417	10,141	155
139,631	34,013	38,737	18,289	1,300
272,507	58,125	29,579	38,567	3,282
-	-	198	2,130	-

-	-	150	1,452	-

297,887	63,594	26,515	30,434	2,466
-	-	150	1,452	-

859,712	214,900	184,124	206,190	48,511

-	(550)	-	-	(26,937)
-	(81)	-	-	(478)
-	(8,961)	-	-	(2,775)
-	(15,306)	-	-	(7,127)
-	-	(637)	(1,485)	-
-	-	(375)	(233)	-
-	-	(710)	(295)	-
-	-	(533)	(615)	-
-	-	(3)	(32)	-

859,712	190,002	181,866	203,530	11,194

(729,764)	(158,130)	(161,290)	(177,378)	(7,718)

5,212,587	1,037,609	2,117,120	2,046,110	228,021

5,212,587	1,037,609	2,117,120	2,046,110	228,021

20,219,873	5,520,112	(991,825)	717,453	96,637

20,219,873	5,520,112	(991,825)	717,453	96,637

25,432,460	6,557,721	1,125,295	2,763,563	324,658

$24,702,696	$6,399,591	$964,005	$2,586,185	$316,940

31

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$133,266	$4,126

Total investment income	133,266	4,126

Expenses (Note 3):
Investment management fees	103,572	2,337
Custody fees	17,222	16,795
Audit fees	14,073	13,930
Legal fees	1,841	22
Proxy fees	525	525
Shareholder reporting fees	8,801	1,517
Trustees’ fees	13,494	240

	159,528	35,366
Administration fees:
Class S	145,668	3,346
Class Y	35,681	279
Class L	164,425	3,435
Class A	153,894	4,245
Class N	5,999	-
Distribution fees:
Class N	3,845	-
Service fees:
Class A	113,157	3,150
Class N	3,845	-

Total expenses	786,042	49,821
Expenses waived (Note 3):
Class S fees waived by adviser	-	(17,645)
Class Y fees waived by adviser	-	(954)
Class L fees waived by adviser	-	(8,262)
Class A fees waived by adviser	-	(10,330)
Class N fees waived by adviser	-	-
Class S administrative fees waived	(4,715)	-
Class Y administrative fees waived	(714)	-
Class L administrative fees waived	(2,421)	-
Class A administrative fees waived	(2,247)	-
Class N administrative fees waived	(83)	-

Net expenses	775,862	12,630

Net investment income (loss)	(642,596)	(8,504)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	9,385,980	163,938

Net realized gain (loss)	9,385,980	163,938

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	12,467,645	163,026

Net change in unrealized appreciation (depreciation)	12,467,645	163,026

Net realized gain (loss) and change in unrealized appreciation (depreciation)	21,853,625	326,964

Net increase (decrease) in net assets resulting from operations	$21,211,029	$318,460

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$130,244	$3,484	$85,560	$2,048	$22,398

130,244	3,484	85,560	2,048	22,398

89,763	1,952	58,201	1,203	13,978
17,175	16,807	17,182	16,639	17,102
14,052	13,929	14,008	13,929	13,945
1,553	17	996	11	208
525	525	525	525	525
7,706	1,497	5,487	1,460	2,311
11,539	195	7,514	120	1,735

142,313	34,922	103,913	33,887	49,804

133,896	2,442	89,782	1,892	25,598
39,113	368	20,423	173	6,394
131,277	3,150	79,750	1,098	6,093
125,656	3,926	77,795	2,741	15,904
6,321	-	5,739	-	3,666

4,014	-	3,682	-	2,383

91,399	2,907	57,269	1,988	11,883
4,014	-	3,682	-	2,383

678,003	47,715	442,035	41,779	124,108

-	(15,099)	-	(17,634)	(35,436)
-	(1,460)	-	(1,045)	(6,494)
-	(8,918)	-	(4,723)	(4,379)
-	(11,146)	-	(11,789)	(11,436)
-	-	-	-	(2,306)
(8,357)	-	(5,785)	-	-
(1,535)	-	(800)	-	-
(3,831)	-	(2,348)	-	-
(3,605)	-	(2,252)	-	-
(163)	-	(147)	-	-

660,512	11,092	430,703	6,588	64,057

(530,268)	(7,608)	(345,143)	(4,540)	(41,659)

7,590,572	128,798	5,348,050	116,825	968,289

7,590,572	128,798	5,348,050	116,825	968,289

16,253,228	246,993	11,118,447	189,465	3,093,678

16,253,228	246,993	11,118,447	189,465	3,093,678

23,843,800	375,791	16,466,497	306,290	4,061,967

$23,313,532	$368,183	$16,121,354	$301,750	$4,020,308

33

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(470,450)	$4,548,238
Net realized gain (loss) on investment transactions	2,520,313	3,420,780
Net change in unrealized appreciation (depreciation) on investments	(119,939)	12,875,289

Net increase (decrease) in net assets resulting from operations	1,929,924	20,844,307

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(70,837)
Class Y	-	(80,364)
Class L	-	(1,854,623)
Class A	-	(3,730,078)

Total distributions from net investment income	-	(5,735,902)

From net realized gains:
Class S	-	(45,856)
Class Y	-	(48,308)
Class L	-	(1,186,060)
Class A	-	(2,704,816)

Total distributions from net realized gains	-	(3,985,040)

Net fund share transactions (Note 5):
Class S	(1,781,928)	2,663,570
Class Y	818,371	306,272
Class L	(2,893,599)	(27,108,886)
Class A	(7,348,666)	(10,137,162)

Increase (decrease) in net assets from fund share transactions	(11,205,822)	(34,276,206)

Total increase (decrease) in net assets	(9,275,898)	(23,152,841)
Net assets
Beginning of period	243,273,802	266,426,643

End of period	$233,997,904	$243,273,802

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(480,147)	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(9,697)

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund		MassMutual RetireSMART Growth Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(939,395)	$7,724,107	$(729,764)	$4,991,608	$(158,130)	$798,305
5,528,299	9,204,729	5,212,587	7,764,050	1,037,609	1,832,813
14,987,865	41,238,451	20,219,873	38,477,117	5,520,112	7,318,957

19,576,769	58,167,287	24,702,696	51,232,775	6,399,591	9,950,075

-	(58,949)	-	(129,741)	-	(24,553)
-	(99,057)	-	(32,101)	-	(1,519)
-	(3,119,520)	-	(1,991,652)	-	(348,554)
-	(6,097,489)	-	(3,429,660)	-	(510,668)

-	(9,375,015)	-	(5,583,154)	-	(885,294)

-	(29,583)	-	(167,949)	-	(23,437)
-	(82,524)	-	(42,098)	-	(3,015)
-	(2,967,739)	-	(2,772,318)	-	(713,845)
-	(6,689,386)	-	(5,932,011)	-	(1,252,406)

-	(9,769,232)	-	(8,914,376)	-	(1,992,703)

1,575,115	2,468,743	(6,671,072)	6,961,167	109,422	1,553,124
2,293,132	854,061	3,428,841	(230,603)	1,149,555	4,534
(921,109)	(7,734,399)	(3,654,360)	(13,800,773)	1,551,237	1,682,335
(26,111,487)	(70,180,909)	(20,659,364)	(39,901,312)	735,099	3,770,333

(23,164,349)	(74,592,504)	(27,555,955)	(46,971,521)	3,545,313	7,010,326

(3,587,580)	(35,569,464)	(2,853,259)	(10,236,276)	9,944,904	14,082,404

479,120,522	514,689,986	363,162,663	373,398,939	75,656,822	61,574,418

$475,532,942	$479,120,522	$360,309,404	$363,162,663	$85,601,726	$75,656,822

$(959,521)	$-	$(744,425)	$-	$(160,836)	$-

$-	$(20,126)	$-	$(14,661)	$-	$(2,706)

35

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART In Retirement Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(161,290)	$1,774,308
Net realized gain (loss) on investment transactions	2,117,120	4,033,960
Net change in unrealized appreciation (depreciation) on investments	(991,825)	2,780,586

Net increase (decrease) in net assets resulting from operations	964,005	8,588,854

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(729,752)
Class Y	-	(402,201)
Class L	-	(881,208)
Class A	-	(620,933)
Class N	-	(2,828)

Total distributions from net investment income	-	(2,636,922)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	1,475,369	7,497,632
Class Y	1,231,946	(8,079,104)
Class L	(5,926,763)	(4,650,873)
Class A	(4,058,408)	(5,386,295)
Class N	(18,204)	4,977

Increase (decrease) in net assets from fund share transactions	(7,296,060)	(10,613,663)

Total increase (decrease) in net assets	(6,332,055)	(4,661,731)
Net assets
Beginning of period	91,907,735	96,569,466

End of period	$85,575,680	$91,907,735

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,933,989	$2,095,279

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART 2010 Fund		MassMutual RetireSMART 2015 Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(177,378)	$2,064,970	$(7,718)	$130,107
2,046,110	4,934,019	228,021	318,170
717,453	4,117,828	96,637	85,126

2,586,185	11,116,817	316,940	533,403

-	(1,455,787)	-	(118,949)
-	(190,868)	-	(2,529)
-	(289,205)	-	(9,930)
-	(534,506)	-	(19,809)
-	(27,288)	-	-

-	(2,497,654)	-	(151,217)

-	-	-	(128,558)
-	-	-	(3,334)
-	-	-	(10,602)
-	-	-	(26,167)

-	-	-	(168,661)

1,514,121	19,828,200	2,933,185	3,542,504
1,001,124	(19,905,370)	61,157	(224,918)
(2,726,435)	(585,814)	1,750,670	215,644
(2,585,355)	(3,199,795)	930,906	440,739
(288,520)	(39,881)	-	-

(3,085,065)	(3,902,660)	5,675,918	3,973,969

(498,880)	4,716,503	5,992,858	4,187,494

105,678,903	100,962,400	7,469,129	3,281,635

$105,180,023	$105,678,903	$13,461,987	$7,469,129

$2,252,318	$2,429,696	$(7,943)	$-

$-	$-	$-	$(225)

37

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2020 Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(642,596)	$6,703,932
Net realized gain (loss) on investment transactions	9,385,980	26,045,865
Net change in unrealized appreciation (depreciation) on investments	12,467,645	16,329,931

Net increase (decrease) in net assets resulting from operations	21,211,029	49,079,728

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(3,509,924)
Class Y	-	(403,625)
Class L	-	(1,680,708)
Class A	-	(1,379,255)
Class N	-	(46,816)

Total distributions from net investment income	-	(7,020,328)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	18,748,475	48,042,284
Class Y	7,760,786	(38,693,721)
Class L	(16,719,552)	(3,519,995)
Class A	(2,643,433)	(6,742,791)
Class N	(835,628)	303,156

Increase (decrease) in net assets from fund share transactions	6,310,648	(611,067)

Total increase (decrease) in net assets	27,521,677	41,448,333
Net assets
Beginning of period	392,650,785	351,202,452

End of period	$420,172,462	$392,650,785

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,830,353	$7,472,949

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART 2025 Fund		MassMutual RetireSMART 2030 Fund		MassMutual RetireSMART 2035 Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(8,504)	$84,796	$(530,268)	$5,157,639	$(7,608)	$65,540
163,938	139,516	7,590,572	24,624,191	128,798	115,576
163,026	225,509	16,253,228	15,134,110	246,993	212,086

318,460	449,821	23,313,532	44,915,940	368,183	393,202

-	(39,572)	-	(2,547,064)	-	(33,852)
-	(3,629)	-	(362,031)	-	(3,954)
-	(24,609)	-	(1,091,807)	-	(15,379)
-	(25,649)	-	(890,590)	-	(18,900)
-	-	-	(40,563)	-	-

-	(93,459)	-	(4,932,055)	-	(72,085)

-	(48,578)	-	-	-	(49,389)
-	(5,047)	-	-	-	(6,835)
-	(31,147)	-	-	-	(22,021)
-	(36,884)	-	-	-	(31,555)

-	(121,656)	-	-	-	(109,800)

4,521,863	1,190,093	23,675,735	43,228,771	2,831,048	1,013,707
252,970	59,454	7,669,625	(29,439,057)	399,137	69,911
3,867,259	1,062,770	(15,130,881)	(7,381,779)	2,042,344	814,409
1,251,995	818,216	(1,017,250)	(3,629,152)	1,249,622	656,896
-	-	(259,308)	(52,046)	-	-

9,894,087	3,130,533	14,937,921	2,726,737	6,522,151	2,554,923

10,212,547	3,365,239	38,251,453	42,710,622	6,890,334	2,766,240

5,367,470	2,002,231	332,238,747	289,528,125	4,631,473	1,865,233

$15,580,017	$5,367,470	$370,490,200	$332,238,747	$11,521,807	$4,631,473

$(8,701)	$-	$5,043,023	$5,573,291	$(7,786)	$-

$-	$(197)	$-	$-	$-	$(178)

39

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2040 Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(345,143)	$3,110,186
Net realized gain (loss) on investment transactions	5,348,050	16,566,107
Net change in unrealized appreciation (depreciation) on investments	11,118,447	8,878,450

Net increase (decrease) in net assets resulting from operations	16,121,354	28,554,743

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(1,505,903)
Class Y	-	(139,876)
Class L	-	(569,031)
Class A	-	(468,972)
Class N	-	(30,005)

Total distributions from net investment income	-	(2,713,787)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-
Class N	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	12,356,352	30,822,567
Class Y	6,990,316	(13,525,307)
Class L	(9,542,568)	(2,929,681)
Class A	(1,273,142)	(1,294,396)
Class N	(94,914)	(20,211)

Increase (decrease) in net assets from fund share transactions	8,436,044	13,052,972

Total increase (decrease) in net assets	24,557,398	38,893,928
Net assets
Beginning of period	215,699,812	176,805,884

End of period	$240,257,210	$215,699,812

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,032,652	$3,377,795

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2045 Fund		MassMutual RetireSMART 2050 Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(4,540)	$32,992	$(41,659)	$632,129
116,825	92,872	968,289	1,864,939
189,465	143,031	3,093,678	3,667,456

301,750	268,895	4,020,308	6,164,524

-	(20,367)	-	(483,142)
-	(1,714)	-	(57,630)
-	(5,233)	-	(34,981)
-	(8,898)	-	(100,361)
-	-	-	(16,367)

-	(36,212)	-	(692,481)

-	(51,193)	-	(1,171,714)
-	(5,232)	-	(129,257)
-	(13,608)	-	(108,341)
-	(27,188)	-	(325,331)
-	-	-	(66,524)

-	(97,221)	-	(1,801,167)

1,816,948	591,559	7,938,181	8,764,959
48,127	(5,452)	2,290,103	(3,253,941)
371,766	151,184	1,115,670	350,650
976,223	413,245	1,597,057	2,435,387
-	-	96,651	326,295

3,213,064	1,150,536	13,037,662	8,623,350

3,514,814	1,285,998	17,057,970	12,294,226

2,719,299	1,433,301	46,877,148	34,582,922

$6,234,113	$2,719,299	$63,935,118	$46,877,148

$(4,671)	$-	$(45,907)	$-

$-	$(131)	$-	$(4,248)

41

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.14	$(0.01)	$0.10	$0.09	$-	$-	$-	$10.23	0.89%	[b]	$1,049	0.15%	[a]	(0.12%	)[a]
12/31/12	9.70	0.25	0.63	0.88	(0.27)	(0.17)	(0.44)	10.14	9.14%		2,774	0.13%		2.46%
12/31/11[g]	10.00	0.24	(0.21)	0.03	(0.31)	(0.02)	(0.33)	9.70	0.33%	[b]	100	0.14%	[a]	4.44%	[a]
Class Y
06/30/13[r]	$10.14	$(0.01)	$0.10	$0.09	$-	$-	$-	$10.23	0.89%	[b]	$3,941	0.19%	[a]	(0.14%	)[a]
12/31/12	9.69	0.23	0.66	0.89	(0.27)	(0.17)	(0.44)	10.14	9.21%		3,110	0.17%		2.29%
12/31/11[g]	10.00	1.42	(1.40)	0.02	(0.31)	(0.02)	(0.33)	9.69	0.24%	[b]	2,684	0.18%	[a]	26.89%	[a]
Class L
06/30/13[r]	$10.14	$(0.01)	$0.09	$0.08	$-	$-	$-	$10.22	0.79%	[b]	$71,505	0.27%	[a]	(0.23%	)[a]
12/31/12	9.70	0.21	0.66	0.87	(0.26)	(0.17)	(0.43)	10.14	9.01%		73,765	0.25%		2.10%
12/31/11[g]	10.00	0.23	(0.21)	0.02	(0.30)	(0.02)	(0.32)	9.70	0.26%	[b]	97,539	0.26%	[a]	4.26%	[a]
Class A
06/30/13[r]	$10.14	$(0.02)	$0.09	$0.07	$-	$-	$-	$10.21	0.69%	[b]	$157,503	0.52%	[a]	(0.48%	)[a]
12/31/12	9.70	0.18	0.67	0.85	(0.24)	(0.17)	(0.41)	10.14	8.73%		163,625	0.50%		1.75%
12/31/11[g]	10.00	0.22	(0.21)	0.01	(0.29)	(0.02)	(0.31)	9.70	0.14%	[b]	166,103	0.51%	[a]	4.17%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b,q]
Portfolio turnover rate for all share classes	18%	37%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.25	$(0.01)	$0.44	$0.43	$-	$-	$-	$10.68	4.20%	[b]	$4,358	0.16%	[a]	(0.10%	)[a]
12/31/12	9.51	0.33	0.86	1.19	(0.24)	(0.21)	(0.45)	10.25	12.48%		2,649	0.13%		3.22%
12/31/11[g]	10.00	0.20	(0.43)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.28%	)[b]	98	0.13%	[a]	3.82%	[a]
Class Y
06/30/13[r]	$10.26	$(0.01)	$0.44	$0.43	$-	$-	$-	$10.69	4.19%	[b]	$6,979	0.20%	[a]	(0.13%	)[a]
12/31/12	9.51	0.21	0.98	1.19	(0.23)	(0.21)	(0.44)	10.26	12.53%		4,549	0.17%		2.10%
12/31/11[g]	10.00	0.83	(1.06)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.26%	)[b]	3,395	0.17%	[a]	16.08%	[a]
Class L
06/30/13[r]	$10.26	$(0.01)	$0.44	$0.43	$-	$-	$-	$10.69	4.19%	[b]	$153,094	0.28%	[a]	(0.23%	)[a]
12/31/12	9.51	0.18	1.00	1.18	(0.22)	(0.21)	(0.43)	10.26	12.43%		147,873	0.25%		1.81%
12/31/11[g]	10.00	0.18	(0.42)	(0.24)	(0.24)	(0.01)	(0.25)	9.51	(2.35%	)[b]	144,705	0.25%	[a]	3.53%	[a]
Class A
06/30/13[r]	$10.26	$(0.03)	$0.45	$0.42	$-	$-	$-	$10.68	4.09%	[b]	$311,102	0.53%	[a]	(0.48%	)[a]
12/31/12	9.51	0.14	1.01	1.15	(0.19)	(0.21)	(0.40)	10.26	12.13%		324,049	0.50%		1.42%
12/31/11[g]	10.00	0.18	(0.43)	(0.25)	(0.23)	(0.01)	(0.24)	9.51	(2.47%	)[b]	366,492	0.50%	[a]	3.41%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b,q]
Portfolio turnover rate for all share classes	16%	39%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 21% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

43

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.33	$(0.01)	$0.73	$0.72	$-	$-	$-	$11.05	6.97%	[b]	$878	0.19%	[a]	(0.15%	)[a]
12/31/12	9.36	0.21	1.21	1.42	(0.19)	(0.26)	(0.45)	10.33	15.21%		7,085	0.14%		2.10%
12/31/11[g]	10.00	0.16	(0.62)	(0.46)	(0.18)	-	(0.18)	9.36	(4.55%	)[b]	96	0.14%	[a]	3.14%	[a]
Class Y
06/30/13[r]	$10.33	$(0.01)	$0.73	$0.72	$-	$-	$-	$11.05	6.97%	[b]	$5,306	0.23%	[a]	(0.10%	)[a]
12/31/12	9.36	0.18	1.24	1.42	(0.19)	(0.26)	(0.45)	10.33	15.17%		1,816	0.18%		1.75%
12/31/11[g]	10.00	0.80	(1.25)	(0.45)	(0.19)	-	(0.19)	9.36	(4.53%	)[b]	1,847	0.18%	[a]	15.80%	[a]
Class L
06/30/13[r]	$10.33	$(0.01)	$0.73	$0.72	$-	$-	$-	$11.05	6.97%	[b]	$122,122	0.31%	[a]	(0.24%	)[a]
12/31/12	9.36	0.16	1.25	1.41	(0.18)	(0.26)	(0.44)	10.33	15.07%		117,574	0.26%		1.61%
12/31/11[g]	10.00	0.15	(0.61)	(0.46)	(0.18)	-	(0.18)	9.36	(4.61%	)[b]	119,858	0.26%	[a]	2.96%	[a]
Class A
06/30/13[r]	$10.34	$(0.03)	$0.73	$0.70	$-	$-	$-	$11.04	6.77%	[b]	$232,003	0.56%	[a]	(0.49%	)[a]
12/31/12	9.36	0.12	1.27	1.39	(0.15)	(0.26)	(0.41)	10.34	14.88%		236,688	0.51%		1.23%
12/31/11[g]	10.00	0.14	(0.61)	(0.47)	(0.17)	-	(0.17)	9.36	(4.75%	)[b]	251,598	0.51%	[a]	2.71%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b,q]
Portfolio turnover rate for all share classes	17%	49%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers [j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.35	$(0.01)	$0.89	$0.88	$-	$-	$-	$11.23	8.50%	[b]	$1,951	0.25%	[a]	0.19%	[a]	(0.11%	)[a]
12/31/12	9.28	0.30	1.21	1.51	(0.15)	(0.29)	(0.44)	10.35	16.42%		1,698	0.23%		0.15%		2.97%
12/31/11[g]	10.00	0.14	(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.51%	)[b]	95	0.27%	[a]	0.13%	[a]	2.75%	[a]
Class Y
06/30/13[r]	$10.36	$0.00 [d]	$0.87	$0.87	$-	$-	$-	$11.23	8.40%	[b]	$1,246	0.29%	[a]	0.23%	[a]	0.05%	[a]
12/31/12	9.28	0.14	1.38	1.52	(0.15)	(0.29)	(0.44)	10.36	16.46%		110	0.26%		0.18%		1.37%
12/31/11[g]	10.00	0.14	(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.53%	)[b]	95	0.31%	[a]	0.17%	[a]	2.70%	[a]
Class L
06/30/13[r]	$10.36	$(0.01)	$0.88	$0.87	$-	$-	$-	$11.23	8.40%	[b]	$30,503	0.37%	[a]	0.31%	[a]	(0.23%	)[a]
12/31/12	9.28	0.13	1.38	1.51	(0.14)	(0.29)	(0.43)	10.36	16.38%		26,623	0.33%		0.26%		1.27%
12/31/11[g]	10.00	0.13	(0.69)	(0.56)	(0.14)	(0.02)	(0.16)	9.28	(5.58%	)[b]	22,366	0.39%	[a]	0.25%	[a]	2.57%	[a]
Class A
06/30/13[r]	$10.35	$(0.03)	$0.89	$0.86	$-	$-	$-	$11.21	8.31%	[b]	$51,902	0.62%	[a]	0.56%	[a]	(0.48%	)[a]
12/31/12	9.28	0.11	1.37	1.48	(0.12)	(0.29)	(0.41)	10.35	16.01%		47,226	0.59%		0.51%		1.09%
12/31/11[g]	10.00	0.12	(0.69)	(0.57)	(0.13)	(0.02)	(0.15)	9.28	(5.70%	)[b]	39,019	0.64%	[a]	0.50%	[a]	2.36%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b,q]
Portfolio turnover rate for all share classes	23%	57%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

45

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.45	$(0.01)	$0.12	$0.11	$-	$-	$-	$-	$10.56	0.96%	[b]	$25,915	0.25%	[a]	0.24%	,a	(0.19%	)[a]
12/31/12	9.84	0.26	0.67	0.93	(0.32)	-	-	(0.32)	10.45	9.64%		24,199	0.17%		0.17%	[k]	2.55%
12/31/11	9.86	0.26	0.01	0.27	(0.29)	-	-	(0.29)	9.84	2.78%		15,610	0.15%		N/A		2.62%
12/31/10	9.22	0.18	0.73	0.91	(0.27)	-	-	(0.27)	9.86	10.04%		13,462	0.15%		N/A		1.92%
12/31/09	7.68	0.18	1.36	1.54	-	-	-	-	9.22	20.05%		14,963	0.15%		N/A		2.17%
12/31/08	9.98	0.36	(1.95)	(1.59)	(0.42)	(0.22)	(0.07)	(0.71)	7.68	(16.17%	)	16,279	0.12%		N/A		3.86%
Class Y
06/30/13[r]	$10.47	$(0.01)	$0.11	$0.10	$-	$-	$-	$-	$10.57	0.96%	[b]	$15,090	0.31%	[a]	0.31%	[a,k]	(0.26%	)[a]
12/31/12	9.85	0.17	0.76	0.93	(0.31)	-	-	(0.31)	10.47	9.53%		13,720	0.23%		0.23%	[k]	1.63%
12/31/11	9.88	0.25	0.01	0.26	(0.29)	-	-	(0.29)	9.85	2.66%		20,601	0.20%		N/A		2.47%
12/31/10	9.23	0.24	0.67	0.91	(0.26)	-	-	(0.26)	9.88	10.09%		19,112	0.17%		N/A		2.51%
12/31/09	7.68	0.16	1.39	1.55	-	-	-	-	9.23	20.18%		18,370	0.17%		N/A		1.98%
12/31/08	9.99	0.37	(1.97)	(1.60)	(0.42)	(0.22)	(0.07)	(0.71)	7.68	(16.20%	)	58,457	0.14%		N/A		3.94%
Class L
06/30/13[r]	$10.46	$(0.02)	$0.12	$0.10	$-	$-	$-	$-	$10.56	0.96%	[b]	$23,332	0.41%	[a]	0.41%	[a,k]	(0.37%	)[a]
12/31/12	9.84	0.18	0.74	0.92	(0.30)	-	-	(0.30)	10.46	9.45%		28,883	0.33%		0.33%	[k]	1.77%
12/31/11	9.87	0.20	0.04	0.24	(0.27)	-	-	(0.27)	9.84	2.52%		31,554	0.30%		N/A		1.98%
12/31/10	9.22	0.21	0.69	0.90	(0.25)	-	-	(0.25)	9.87	9.98%		37,663	0.27%		N/A		2.21%
12/31/09	7.69	0.17	1.36	1.53	-	-	-	-	9.22	19.90%		38,375	0.27%		N/A		2.05%
12/31/08	9.99	0.34	(1.95)	(1.61)	(0.41)	(0.22)	(0.06)	(0.69)	7.69	(16.29%	)	55,874	0.24%		N/A		3.61%
Class A
06/30/13[r]	$10.38	$(0.03)	$0.12	$0.09	$-	$-	$-	$-	$10.47	0.87%	[b]	$21,131	0.66%	[a]	0.66%	[a,k]	(0.61%	)[a]
12/31/12	9.76	0.17	0.71	0.88	(0.26)	-	-	(0.26)	10.38	9.13%		24,982	0.58%		0.58%	[k]	1.65%
12/31/11	9.79	0.17	0.05	0.22	(0.25)	-	-	(0.25)	9.76	2.27%		28,693	0.55%		N/A		1.68%
12/31/10	9.15	0.19	0.68	0.87	(0.23)	-	-	(0.23)	9.79	9.67%		35,125	0.52%		N/A		1.99%
12/31/09	7.65	0.16	1.34	1.50	-	-	-	-	9.15	19.61%		34,104	0.52%		N/A		1.94%
12/31/08	9.95	0.39	(2.01)	(1.62)	(0.40)	(0.22)	(0.06)	(0.68)	7.65	(16.46%	)	43,223	0.49%		N/A		4.27%
Class N
06/30/13[r]	$10.37	$(0.05)	$0.12	$0.07	$-	$-	$-	$-	$10.44	0.68%	[b]	$107	0.96%	[a]	0.96%	[a,k]	(0.92%	)[a]
12/31/12	9.76	0.15	0.71	0.86	(0.25)	-	-	(0.25)	10.37	8.89%		124	0.88%		0.88%	[k]	1.45%
12/31/11	9.80	0.17	0.02	0.19	(0.23)	-	-	(0.23)	9.76	1.95%		112	0.85%		N/A		1.68%
12/31/10	9.16	0.16	0.69	0.85	(0.21)	-	-	(0.21)	9.80	9.40%		104	0.82%		N/A		1.66%
12/31/09	7.68	0.16	1.32	1.48	-	-	-	-	9.16	19.27%		105	0.82%		N/A		1.98%
12/31/08	9.98	0.32	(1.98)	(1.66)	(0.36)	(0.22)	(0.06)	(0.64)	7.68	(16.76%	)	89	0.79%		N/A		3.42%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	19%	40%	111%	32%	36%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.80	$(0.01)	$0.28	$0.27	$-	$-	$-	$-	$11.07	2.50%	[b]	$60,940	0.25%	[a]	0.25%	[a,k]	(0.20%	)[a]
12/31/12	9.96	0.27	0.84	1.11	(0.27)	-	-	(0.27)	10.80	11.19%		57,999	0.16%		0.16%	[k]	2.54%
12/31/11	10.11	0.21	(0.12)	0.09	(0.24)	-	-	(0.24)	9.96	0.98%		34,639	0.14%		N/A		2.08%
12/31/10	9.26	0.14	0.94	1.08	(0.23)	-	-	(0.23)	10.11	11.95%		33,281	0.14%		N/A		1.52%
12/31/09	7.40	0.17	1.69	1.86	-	-	-	-	9.26	25.14%		43,844	0.14%		N/A		2.07%
12/31/08	10.70	0.29	(2.90)	(2.61)	(0.34)	(0.24)	(0.11)	(0.69)	7.40	(24.75%	)	32,208	0.12%		N/A		2.98%
Class Y
06/30/13[r]	$10.80	$(0.02)	$0.29	$0.27	$-	$-	$-	$-	$11.07	2.50%	[b]	$10,059	0.34%	[a]	0.34%	[a,k]	(0.28%	)[a]
12/31/12	9.94	0.10	1.00	1.10	(0.24)	-	-	(0.24)	10.80	11.10%		8,852	0.24%		0.24%	[k]	0.92%
12/31/11	10.10	0.21	(0.13)	0.08	(0.24)	-	-	(0.24)	9.94	0.84%		26,949	0.22%		N/A		2.09%
12/31/10	9.25	0.20	0.88	1.08	(0.23)	-	-	(0.23)	10.10	11.89%		27,844	0.19%		N/A		2.14%
12/31/09	7.39	0.13	1.73	1.86	-	-	-	-	9.25	25.17%		27,126	0.19%		N/A		1.69%
12/31/08	10.69	0.27	(2.89)	(2.62)	(0.33)	(0.24)	(0.11)	(0.68)	7.39	(24.84%	)	39,901	0.17%		N/A		2.78%
Class L
06/30/13[r]	$10.78	$(0.02)	$0.28	$0.26	$-	$-	$-	$-	$11.04	2.41%	[b]	$9,260	0.44%	[a]	0.44%	[a,k]	(0.39%	)[a]
12/31/12	9.94	0.19	0.90	1.09	(0.25)	-	-	(0.25)	10.78	11.01%		11,649	0.35%		0.35%	[k]	1.84%
12/31/11	10.09	0.18	(0.10)	0.08	(0.23)	-	-	(0.23)	9.94	0.82%		11,270	0.32%		N/A		1.75%
12/31/10	9.24	0.18	0.88	1.06	(0.21)	-	-	(0.21)	10.09	11.74%		13,103	0.29%		N/A		1.84%
12/31/09	7.39	0.11	1.74	1.85	-	-	-	-	9.24	25.03%		13,710	0.29%		N/A		1.39%
12/31/08	10.69	0.26	(2.89)	(2.63)	(0.32)	(0.24)	(0.11)	(0.67)	7.39	(24.95%	)	35,333	0.27%		N/A		2.68%
Class A
06/30/13[r]	$10.72	$(0.03)	$0.27	$0.24	$-	$-	$-	$-	$10.96	2.24%	[b]	$23,902	0.69%	[a]	0.69%	[a,k]	(0.64%	)[a]
12/31/12	9.88	0.16	0.89	1.05	(0.21)	-	-	(0.21)	10.72	10.74%		25,903	0.60%		0.60%	[k]	1.53%
12/31/11	10.02	0.16	(0.10)	0.06	(0.20)	-	-	(0.20)	9.88	0.61%		26,892	0.57%		N/A		1.55%
12/31/10	9.18	0.15	0.88	1.03	(0.19)	-	-	(0.19)	10.02	11.45%		32,254	0.54%		N/A		1.57%
12/31/09	7.37	0.12	1.69	1.81	-	-	-	-	9.18	24.56%		35,657	0.54%		N/A		1.55%
12/31/08	10.64	0.23	(2.86)	(2.63)	(0.30)	(0.24)	(0.10)	(0.64)	7.37	(25.05%	)	38,451	0.52%		N/A		2.40%
Class N
06/30/13[r]	$10.63	$(0.05)	$0.28	$0.23	$-	$-	$-	$-	$10.86	2.16%	[b]	$1,019	0.99%	[a]	0.99%	[a,k]	(0.94%	)[a]
12/31/12	9.82	0.13	0.89	1.02	(0.21)	-	-	(0.21)	10.63	10.47%		1,275	0.90%		0.90%	[k]	1.23%
12/31/11	10.02	0.21	(0.19)	0.02	(0.22)	-	-	(0.22)	9.82	0.25%		1,212	0.87%		N/A		2.07%
12/31/10	9.18	0.12	0.88	1.00	(0.16)	-	-	(0.16)	10.02	11.03%		513	0.84%		N/A		1.29%
12/31/09	7.38	0.10	1.70	1.80	-	-	-	-	9.18	24.39%		553	0.84%		N/A		1.29%
12/31/08	10.64	0.20	(2.85)	(2.65)	(0.28)	(0.24)	(0.09)	(0.61)	7.38	(25.30%	)	499	0.82%		N/A		2.07%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	20%	49%	108%	38%	39%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$11.02	$(0.00)[d]	$0.44	$0.44	$-	$-	$-	$11.46	3.99%	[b]	$9,111	0.80%	[a]	0.12%	[a]	(0.06%	)[a]
12/31/12	10.25	0.37	0.95	1.32	(0.24)	(0.31)	(0.55)	11.02	12.94%		5,926	1.70%		0.10%		3.36%
12/31/11	10.73	0.24	(0.27)	(0.03)	(0.17)	(0.28)	(0.45)	10.25	(0.31%	)	2,255	3.80%		0.10%		2.24%
12/31/10[g]	10.00	0.20	0.75	0.95	(0.21)	(0.01)	(0.22)	10.73	9.54%	[b]	767	4.82%	[a]	0.10%	[a]	2.60%	[a]
Class Y
06/30/13[r]	$11.02	$(0.01)	$0.45	$0.44	$-	$-	$-	$11.46	3.99%	[b]	$188	0.89%	[a]	0.18%	[a]	(0.10%	)[a]
12/31/12	10.25	0.17	1.15	1.32	(0.24)	(0.31)	(0.55)	11.02	12.86%		123	1.77%		0.15%		1.52%
12/31/11	10.73	0.27	(0.31)	(0.04)	(0.16)	(0.28)	(0.44)	10.25	(0.35%	)	323	3.87%		0.15%		2.50%
12/31/10[g]	10.00	0.19	0.76	0.95	(0.21)	(0.01)	(0.22)	10.73	9.52%	[b]	143	4.87%	[a]	0.15%	[a]	2.53%	[a]
Class L
06/30/13[r]	$11.00	$(0.01)	$0.45	$0.44	$-	$-	$-	$11.44	4.00%	[b]	$2,107	0.99%	[a]	0.28%	[a]	(0.21%	)[a]
12/31/12	10.25	0.47	0.83	1.30	(0.24)	(0.31)	(0.55)	11.00	12.67%		354	1.89%		0.25%		4.30%
12/31/11	10.73	0.25	(0.30)	(0.05)	(0.15)	(0.28)	(0.43)	10.25	(0.45%	)	135	3.97%		0.25%		2.33%
12/31/10[g]	10.00	0.19	0.75	0.94	(0.20)	(0.01)	(0.21)	10.73	9.43%	[b]	111	4.97%	[a]	0.25%	[a]	2.47%	[a]
Class A
06/30/13[r]	$10.97	$(0.03)	$0.45	$0.42	$-	$-	$-	$11.39	3.83%	[b]	$2,056	1.24%	[a]	0.52%	[a]	(0.46%	)[a]
12/31/12	10.22	0.25	1.02	1.27	(0.21)	(0.31)	(0.52)	10.97	12.46%		1,066	2.14%		0.50%		2.24%
12/31/11	10.71	0.31	(0.38)	(0.07)	(0.14)	(0.28)	(0.42)	10.22	(0.67%	)	568	4.23%		0.50%		2.88%
12/31/10[g]	10.00	0.31	0.61	0.92	(0.20)	(0.01)	(0.21)	10.71	9.17%	[b]	302	5.22%	[a]	0.50%	[a]	4.01%	[a]

	Six months ended June 30, 2013 [b,r]	Year ended December 31
		2012	2011	2010[b]
Portfolio turnover rate for all share classes	33%	82%	82%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through June 30, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.55	$(0.01)	$0.57	$0.56	$-	$-	$-	$-	$11.11	5.31%	[b]	$206,780	0.23%	[a]	0.22%	[a]	(0.16%	)[a]
12/31/12	9.43	0.23	1.10	1.33	(0.21)	-	-	(0.21)	10.55	14.14%		178,323	0.13%		0.12%		2.23%
12/31/11	9.79	0.19	(0.37)	(0.18)	(0.18)	-	-	(0.18)	9.43	(1.78%	)	114,389	0.11%		N/A		1.96%
12/31/10	8.74	0.14	1.07	1.21	(0.16)	-	-	(0.16)	9.79	14.18%		104,532	0.11%		N/A		1.56%
12/31/09	6.68	0.11	1.95	2.06	-	-	-	-	8.74	30.84%		100,371	0.11%		N/A		1.49%
12/31/08	10.84	0.21	(3.64)	(3.43)	(0.24)	(0.36)	(0.13)	(0.73)	6.68	(32.42%	)	65,951	0.10%		N/A		2.28%
Class Y
06/30/13[r]	$10.55	$(0.01)	$0.57	$0.56	$-	$-	$-	$-	$11.11	5.31%	[b]	$36,440	0.32%	[a]	0.31%	[a]	(0.24%	)[a]
12/31/12	9.41	0.11	1.21	1.32	(0.18)	-	-	(0.18)	10.55	14.09%		27,380	0.21%		0.20%		1.05%
12/31/11	9.77	0.17	(0.35)	(0.18)	(0.18)	-	-	(0.18)	9.41	(1.83%	)	60,388	0.18%		N/A		1.76%
12/31/10	8.73	0.15	1.05	1.20	(0.16)	-	-	(0.16)	9.77	14.01%		67,560	0.16%		N/A		1.72%
12/31/09	6.67	0.09	1.97	2.06	-	-	-	-	8.73	30.88%		63,845	0.16%		N/A		1.18%
12/31/08	10.82	0.21	(3.63)	(3.42)	(0.24)	(0.36)	(0.13)	(0.73)	6.67	(32.43%	)	77,838	0.15%		N/A		2.27%
Class L
06/30/13[r]	$10.54	$(0.02)	$0.58	$0.56	$-	$-	$-	$-	$11.10	5.31%	[b]	$83,147	0.42%	[a]	0.41%	[a]	(0.35%	)[a]
12/31/12	9.42	0.17	1.14	1.31	(0.19)	-	-	(0.19)	10.54	13.94%		94,439	0.31%		0.31%	[k]	1.64%
12/31/11	9.78	0.15	(0.35)	(0.20)	(0.16)	-	-	(0.16)	9.42	(1.96%	)	87,577	0.28%		N/A		1.54%
12/31/10	8.74	0.13	1.06	1.19	(0.15)	-	-	(0.15)	9.78	13.86%		109,419	0.26%		N/A		1.46%
12/31/09	6.68	0.08	1.98	2.06	-	-	-	-	8.74	30.84%		114,640	0.26%		N/A		1.09%
12/31/08	10.83	0.19	(3.62)	(3.43)	(0.24)	(0.36)	(0.12)	(0.72)	6.68	(32.52%	)	137,142	0.25%		N/A		2.00%
Class A
06/30/13[r]	$10.45	$(0.03)	$0.57	$0.54	$-	$-	$-	$-	$10.99	5.17%	[b]	$91,272	0.67%	[a]	0.66%	[a]	(0.60%	)[a]
12/31/12	9.34	0.14	1.13	1.27	(0.16)	-	-	(0.16)	10.45	13.66%		89,321	0.56%		0.56%	[k]	1.42%
12/31/11	9.70	0.14	(0.36)	(0.22)	(0.14)	-	-	(0.14)	9.34	(2.22%	)	86,264	0.53%		N/A		1.43%
12/31/10	8.67	0.11	1.05	1.16	(0.13)	-	-	(0.13)	9.70	13.61%		94,230	0.51%		N/A		1.25%
12/31/09	6.65	0.07	1.95	2.02	-	-	-	-	8.67	30.38%		94,170	0.51%		N/A		0.96%
12/31/08	10.77	0.17	(3.60)	(3.43)	(0.21)	(0.36)	(0.12)	(0.69)	6.65	(32.66%	)	88,113	0.50%		N/A		1.80%
Class N
06/30/13[r]	$10.32	$(0.05)	$0.57	$0.52	$-	$-	$-	$-	$10.84	5.04%	[b]	$2,534	0.97%	[a]	0.96%	[a]	(0.90%	)[a]
12/31/12	9.26	0.13	1.10	1.23	(0.17)	-	-	(0.17)	10.32	13.31%		3,188	0.86%		0.86%	[k]	1.29%
12/31/11	9.67	0.26	(0.50)	(0.24)	(0.17)	-	-	(0.17)	9.26	(2.45%	)	2,584	0.84%		N/A		2.76%
12/31/10	8.64	0.08	1.05	1.13	(0.10)	-	-	(0.10)	9.67	13.31%		586	0.81%		N/A		0.94%
12/31/09	6.65	0.04	1.95	1.99	-	-	-	-	8.64	29.92%		554	0.82%		N/A		0.57%
12/31/08	10.78	0.19	(3.64)	3.45	(0.21)	(0.36)	(0.11)	(0.68)	6.65	(32.85%	)	426	0.80%		N/A		2.11%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	23%	54%	80%	32%	30%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.96	$(0.00)[d]	$0.71	$0.71	$-	$-	$-	$11.67	6.48%	[b]	$6,837	0.90%	[a]	0.13%	[a]	(0.04%	)[a]
12/31/12	9.97	0.27	1.22	1.49	(0.21)	(0.29)	(0.50)	10.96	15.02%		2,165	2.05%		0.10%		2.47%
12/31/11	10.85	0.22	(0.53)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.79%	)	885	4.29%		0.10%		2.02%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.25%	[b]	772	5.04%	[a]	0.10%		2.13%	[a]
Class Y
06/30/13[r]	$10.96	$(0.00)[d]	$0.71	$0.71	$-	$-	$-	$11.67	6.48%	[b]	$459	0.99%	[a]	0.18%	[a]	(0.08%	)[a]
12/31/12	9.97	0.23	1.26	1.49	(0.21)	(0.29)	(0.50)	10.96	14.97%		198	2.13%		0.15%		2.08%
12/31/11	10.85	0.20	(0.51)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.84%	)	125	4.36%		0.15%		1.86%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.21%	[b]	110	5.09%	[a]	0.15%	[a]	2.09%	[a]
Class L
06/30/13[r]	$10.95	$(0.01)	$0.71	$0.70	$-	$-	$-	$11.65	6.39%	[b]	$5,309	1.09%	[a]	0.28%	[a]	(0.18%	)[a]
12/31/12	9.97	0.36	1.11	1.47	(0.20)	(0.29)	(0.49)	10.95	14.84%		1,400	2.25%		0.25%		3.27%
12/31/11	10.85	0.31	(0.63)	(0.32)	(0.20)	(0.36)	(0.56)	9.97	(2.89%	)	291	4.47%		0.25%		2.89%
12/31/10[g]	10.00	0.15	0.86	1.01	(0.16)	-	(0.16)	10.85	10.13%	[b]	110	5.19%	[a]	0.25%	[a]	1.98%	[a]
Class A
06/30/13[r]	$10.92	$(0.03)	$0.71	$0.68	$-	$-	$-	$11.60	6.23%	[b]	$2,975	1.34%	[a]	0.52%	[a]	(0.45%	)[a]
12/31/12	9.95	0.22	1.22	1.44	(0.18)	(0.29)	(0.47)	10.92	14.53%		1,604	2.49%		0.50%		2.04%
12/31/11	10.84	0.24	(0.59)	(0.35)	(0.18)	(0.36)	(0.54)	9.95	(3.16%	)	701	4.71%		0.50%		2.19%
12/31/10[g]	10.00	0.24	0.76	1.00	(0.16)	-	(0.16)	10.84	9.98%	[b]	249	5.44%	[a]	0.50%	[a]	3.10%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010[b]
Portfolio turnover rate for all share classes	24%	55%	66%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.61	$(0.01)	$0.75	$0.74	$-	$-	$-	$-	$11.35	6.97%	[b]	$189,820	0.23%	[a]	0.22%	[a]	(0.15%	)[a]
12/31/12	9.34	0.21	1.23	1.44	(0.17)	-	-	(0.17)	10.61	15.55%		155,213	0.13%		0.12%		2.05%
12/31/11	9.81	0.17	(0.50)	(0.33)	(0.14)	-	-	(0.14)	9.34	(3.32%	)	96,501	0.11%		N/A		1.75%
12/31/10	8.67	0.12	1.15	1.27	(0.13)	-	-	(0.13)	9.81	14.95%		86,541	0.11%		N/A		1.34%
12/31/09	6.49	0.08	2.10	2.18	-	-	-	-	8.67	33.59%		75,977	0.12%		N/A		1.09%
12/31/08	11.57	0.16	(4.40)	(4.24)	(0.17)	(0.53)	(0.14)	(0.84)	6.49	(37.94%	)	41,482	0.11%		N/A		1.62%
Class Y
06/30/13[r]	$10.60	$(0.01)	$0.75	$0.74	$-	$-	$-	$-	$11.34	6.98%	[b]	$38,617	0.32%	[a]	0.31%	[a]	(0.23%	)[a]
12/31/12	9.32	0.11	1.32	1.43	(0.15)	-	-	(0.15)	10.60	15.44%		29,056	0.21%		0.21%	[k]	1.10%
12/31/11	9.80	0.15	(0.49)	(0.34)	(0.14)	-	-	(0.14)	9.32	(3.47%	)	52,742	0.18%		N/A		1.54%
12/31/10	8.65	0.12	1.16	1.28	(0.13)	-	-	(0.13)	9.80	15.03%		56,940	0.16%		N/A		1.40%
12/31/09	6.48	0.06	2.11	2.17	-	-	-	-	8.65	33.49%		54,828	0.17%		N/A		0.84%
12/31/08	11.55	0.16	(4.39)	(4.23)	(0.17)	(0.53)	(0.14)	(0.84)	6.48	(37.97%	)	54,289	0.16%		N/A		1.72%
Class L
06/30/13[r]	$10.61	$(0.02)	$0.74	$0.72	$-	$-	$-	$-	$11.33	6.79%	[b]	$64,197	0.42%	[a]	0.41%	[a]	(0.35%	)[a]
12/31/12	9.34	0.15	1.27	1.42	(0.15)	-	-	(0.15)	10.61	15.32%		73,817	0.31%		0.31%	[k]	1.49%
12/31/11	9.81	0.14	(0.49)	(0.35)	(0.12)	-	-	(0.12)	9.34	(3.50%	)	71,616	0.28%		N/A		1.38%
12/31/10	8.66	0.10	1.17	1.27	(0.12)	-	-	(0.12)	9.81	14.86%		83,008	0.26%		N/A		1.14%
12/31/09	6.50	0.05	2.11	2.16	-	-	-	-	8.66	33.23%		91,974	0.27%		N/A		0.69%
12/31/08	11.56	0.14	(4.37)	(4.23)	(0.17)	(0.53)	(0.13)	(0.83)	6.50	(37.94%	)	107,171	0.26%		N/A		1.44%
Class A
06/30/13[r]	$10.51	$(0.03)	$0.74	$0.71	$-	$-	$-	$-	$11.22	6.76%	[b]	$74,800	0.67%	[a]	0.66%	[a]	(0.59%	)[a]
12/31/12	9.26	0.13	1.25	1.38	(0.13)	-	-	(0.13)	10.51	14.96%		71,053	0.56%		0.56%	[k]	1.25%
12/31/11	9.72	0.12	(0.48)	(0.36)	(0.10)	-	-	(0.10)	9.26	(3.67%	)	65,876	0.53%		N/A		1.19%
12/31/10	8.58	0.08	1.16	1.24	(0.10)	-	-	(0.10)	9.72	14.62%		73,960	0.51%		N/A		0.95%
12/31/09	6.46	0.04	2.08	2.12	-	-	-	-	8.58	32.82%		71,661	0.52%		N/A		0.50%
12/31/08	11.49	0.12	(4.35)	(4.23)	(0.15)	(0.53)	(0.12)	(0.80)	6.46	(38.13%	)	71,231	0.50%		N/A		1.22%
Class N
06/30/13[r]	$10.39	$(0.05)	$0.73	$0.68	$-	$-	$-	$-	$11.07	6.54%	[b]	$3,057	0.97%	[a]	0.96%	[a]	(0.89%	)[a]
12/31/12	9.19	0.10	1.24	1.34	(0.14)	-	-	(0.14)	10.39	14.64%		3,101	0.86%		0.86%	[k]	0.98%
12/31/11	9.71	0.25	(0.64)	(0.39)	(0.13)	-	-	(0.13)	9.19	(3.95%	)	2,793	0.84%		N/A		2.75%
12/31/10	8.58	0.06	1.14	1.20	(0.07)	-	-	(0.07)	9.71	14.18%		383	0.81%		N/A		0.65%
12/31/09	6.47	0.02	2.09	2.11	-	-	-	-	8.58	32.61%		387	0.82%		N/A		0.26%
12/31/08	11.51	0.11	(4.37)	(4.26)	(0.14)	(0.53)	(0.11)	(0.78)	6.47	(38.35%	)	189	0.81%		N/A		1.14%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	22%	55%	74%	29%	34%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$11.00	$(0.00)[d]	$0.81	$0.81	$-	$-	$-	$11.81	7.36%	[b]	$5,022	1.04%	[a]	0.13%	[a]	(0.04%	)[a]
12/31/12	9.96	0.26	1.29	1.55	(0.19)	(0.32)	(0.51)	11.00	15.64%		2,042	2.42%		0.10%		2.41%
12/31/11	10.89	0.20	(0.60)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.60%	)	936	4.17%		0.10%		1.81%
12/31/10[g]	10.00	0.14	0.91	1.05	(0.16)	-	(0.16)	10.89	10.46%	[b]	773	5.11%	[a]	0.10%	[a]	1.92%	[a]
Class Y
06/30/13[r]	$11.00	$(0.00)[d]	$0.81	$0.81	$-	$-	$-	$11.81	7.36%	[b]	$653	1.13%	[a]	0.19%	[a]	(0.07%	)[a]
12/31/12	9.96	0.19	1.35	1.54	(0.18)	(0.32)	(0.50)	11.00	15.58%		245	2.51%		0.15%		1.79%
12/31/11	10.89	0.18	(0.58)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.65%	)	155	4.24%		0.15%		1.63%
12/31/10[g]	10.00	0.14	0.90	1.04	(0.15)	-	(0.15)	10.89	10.42%	[b]	111	5.16%	[a]	0.15%	[a]	1.87%	[a]
Class L
06/30/13[r]	$10.99	$(0.01)	$0.81	$0.80	$-	$-	$-	$11.79	7.28%	[b]	$3,134	1.23%	[a]	0.28%	[a]	(0.18%	)[a]
12/31/12	9.96	0.29	1.24	1.53	(0.18)	(0.32)	(0.50)	10.99	15.45%		1,009	2.62%		0.25%		2.66%
12/31/11	10.89	0.19	(0.60)	(0.41)	(0.18)	(0.34)	(0.52)	9.96	(3.73%	)	171	4.34%		0.25%		1.75%
12/31/10[g]	10.00	0.13	0.90	1.03	(0.14)	-	(0.14)	10.89	10.35%	[b]	112	5.26%	[a]	0.25%	[a]	1.78%	[a]
Class A
06/30/13[r]	$10.96	$(0.03)	$0.81	$0.78	$-	$-	$-	$11.74	7.12%	[b]	$2,713	1.48%	[a]	0.52%	[a]	(0.44%	)[a]
12/31/12	9.94	0.21	1.29	1.50	(0.16)	(0.32)	(0.48)	10.96	15.18%		1,335	2.86%		0.50%		1.97%
12/31/11	10.88	0.21	(0.65)	(0.44)	(0.16)	(0.34)	(0.50)	9.94	(3.96%	)	603	4.59%		0.50%		1.93%
12/31/10[g]	10.00	0.13	0.88	1.01	(0.13)	-	(0.13)	10.88	10.10%	[b]	146	5.51%	[a]	0.50%	[a]	1.78%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010[b]
Portfolio turnover rate for all share classes	24%	52%	63%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.66	$(0.01)	$0.80	$0.79	$-	$-	$-	$-	$11.45	7.41%	[b]	$129,060	0.24%	[a]	0.23%	[a]	(0.15%	)[a]
12/31/12	9.35	0.19	1.27	1.46	(0.15)	-	-	(0.15)	10.66	15.69%		108,556	0.13%		0.13%	[k]	1.91%
12/31/11	9.85	0.15	(0.53)	(0.38)	(0.12)	-	-	(0.12)	9.35	(3.79%	)	66,537	0.11%		N/A		1.55%
12/31/10	8.65	0.11	1.20	1.31	(0.11)	-	-	(0.11)	9.85	15.40%		61,781	0.11%		N/A		1.25%
12/31/09	6.45	0.07	2.13	2.20	-	-	-	-	8.65	34.11%		50,292	0.12%		N/A		0.93%
12/31/08	11.84	0.15	(4.67)	(4.52)	(0.15)	(0.56)	(0.16)	(0.87)	6.45	(39.54%	)	27,000	0.11%		N/A		1.55%
Class Y
06/30/13[r]	$10.65	$(0.01)	$0.80	$0.79	$-	$-	$-	$-	$11.44	7.42%	[b]	$22,283	0.33%	[a]	0.32%	[a]	(0.23%	)[a]
12/31/12	9.33	0.11	1.34	1.45	(0.13)	-	-	(0.13)	10.65	15.60%		14,301	0.21%		0.21%	[k]	1.08%
12/31/11	9.84	0.14	(0.53)	(0.39)	(0.12)	-	-	(0.12)	9.33	(3.94%	)	24,981	0.18%		N/A		1.44%
12/31/10	8.64	0.11	1.19	1.30	(0.10)	-	-	(0.10)	9.84	15.33%		25,886	0.16%		N/A		1.23%
12/31/09	6.45	0.04	2.15	2.19	-	-	-	-	8.64	33.95%		24,096	0.17%		N/A		0.56%
12/31/08	11.83	0.15	(4.66)	(4.51)	(0.15)	(0.56)	(0.16)	(0.87)	6.45	(39.52%	)	30,695	0.16%		N/A		1.59%
Class L
06/30/13[r]	$10.66	$(0.02)	$0.79	$0.77	$-	$-	$-	$-	$11.43	7.22%	[b]	$38,809	0.43%	[a]	0.42%	[a]	(0.36%	)[a]
12/31/12	9.34	0.14	1.31	1.45	(0.13)	-	-	(0.13)	10.66	15.59%		44,762	0.31%		0.31%	[k]	1.37%
12/31/11	9.84	0.11	(0.50)	(0.39)	(0.11)	-	-	(0.11)	9.34	(3.97%	)	41,791	0.28%		N/A		1.15%
12/31/10	8.64	0.09	1.20	1.29	(0.09)	-	-	(0.09)	9.84	15.18%		52,011	0.26%		N/A		0.98%
12/31/09	6.45	0.03	2.16	2.19	-	-	-	-	8.64	33.95%		56,485	0.27%		N/A		0.50%
12/31/08	11.84	0.13	(4.66)	(4.53)	(0.15)	(0.56)	(0.15)	(0.86)	6.45	(39.68%	)	67,643	0.26%		N/A		1.28%
Class A
06/30/13[r]	$10.55	$(0.03)	$0.79	$0.76	$-	$-	$-	$-	$11.31	7.20%	[b]	$47,181	0.68%	[a]	0.67%	[a]	(0.60%	)[a]
12/31/12	9.25	0.12	1.29	1.41	(0.11)	-	-	(0.11)	10.55	15.28%		45,264	0.57%		0.56%		1.17%
12/31/11	9.75	0.10	(0.52)	(0.42)	(0.08)	-	-	(0.08)	9.25	(4.24%	)	40,995	0.53%		N/A		1.08%
12/31/10	8.57	0.07	1.19	1.26	(0.08)	-	-	(0.08)	9.75	14.86%		44,328	0.51%		N/A		0.80%
12/31/09	6.41	0.02	2.14	2.16	-	-	-	-	8.57	33.70%		40,898	0.52%		N/A		0.35%
12/31/08	11.76	0.11	(4.62)	(4.51)	(0.14)	(0.56)	(0.14)	(0.84)	6.41	(39.80%	)	35,855	0.51%		N/A		1.15%
Class N
06/30/13[r]	$10.44	$(0.05)	$0.78	$0.73	$-	$-	$-	$-	$11.17	6.99%	[b]	$2,923	0.98%	[a]	0.97%	[a]	(0.90%	)[a]
12/31/12	9.19	0.09	1.28	1.37	(0.12)	-	-	(0.12)	10.44	14.91%		2,816	0.87%		0.86%		0.91%
12/31/11	9.74	0.23	(0.66)	(0.43)	(0.12)	-	-	(0.12)	9.19	(4.41%	)	2,502	0.85%		N/A		2.53%
12/31/10	8.57	0.05	1.18	1.23	(0.06)	-	-	(0.06)	9.74	14.52%		286	0.81%		N/A		0.55%
12/31/09	6.44	0.02	2.11	2.13	-	-	-	-	8.57	33.07%		257	0.82%		N/A		0.28%
12/31/08	11.79	0.09	(4.63)	(4.54)	(0.12)	(0.56)	(0.13)	(0.81)	6.44	(39.91%	)	132	0.81%		N/A		0.97%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	23%	55%	75%	32%	34%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$10.85	$(0.00)[d]	$0.90	$0.90	$-	$-	$-	$11.75	8.29%	[b]	$3,381	1.56%	[a]	0.12%	[a]	(0.03%	)[a]
12/31/12	9.86	0.21	1.41	1.62	(0.16)	(0.47)	(0.63)	10.85	16.48%		1,408	3.75%		0.10%		1.95%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.17)	(0.43)	(0.60)	9.86	(4.53%	)	750	5.19%		0.10%		1.39%
12/31/10[g]	10.00	0.13	0.96	1.09	(0.13)	-	(0.13)	10.96	10.94%	[b]	777	5.15%	[a]	0.10%	[a]	1.69%	[a]
Class Y
06/30/13[r]	$10.85	$(0.00)[d]	$0.90	$0.90	$-	$-	$-	$11.75	8.29%	[b]	$183	1.65%	[a]	0.17%	[a]	(0.07%	)[a]
12/31/12	9.87	0.15	1.45	1.60	(0.15)	(0.47)	(0.62)	10.85	16.30%		127	3.84%		0.15%		1.40%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.16)	(0.43)	(0.59)	9.87	(4.48%	)	121	5.26%		0.15%		1.40%
12/31/10[g]	10.00	0.12	0.97	1.09	(0.13)	-	(0.13)	10.96	10.90%	[b]	111	5.20%	[a]	0.15%	[a]	1.64%	[a]
Class L
06/30/13[r]	$10.83	$(0.01)	$0.91	$0.90	$-	$-	$-	$11.73	8.31%	[b]	$817	1.75%	[a]	0.27%	[a]	(0.19%	)[a]
12/31/12	9.86	0.20	1.39	1.59	(0.15)	(0.47)	(0.62)	10.83	16.16%		405	3.94%		0.25%		1.82%
12/31/11	10.96	0.22	(0.73)	(0.51)	(0.16)	(0.43)	(0.59)	9.86	(4.61%	)	231	5.37%		0.25%		2.01%
12/31/10[g]	10.00	0.12	0.96	1.08	(0.12)	-	(0.12)	10.96	10.82%	[b]	111	5.30%	[a]	0.25%	[a]	1.54%	[a]
Class A
06/30/13[r]	$10.81	$(0.02)	$0.89	$0.87	$-	$-	$-	$11.68	8.05%	[b]	$1,852	2.00%	[a]	0.52%	[a]	(0.44%	)[a]
12/31/12	9.84	0.18	1.39	1.57	(0.13)	(0.47)	(0.60)	10.81	16.02%		779	4.20%		0.50%		1.65%
12/31/11	10.95	0.19	(0.73)	(0.54)	(0.14)	(0.43)	(0.57)	9.84	(4.86%	)	331	5.61%		0.50%		1.78%
12/31/10[g]	10.00	0.11	0.95	1.06	(0.11)	-	(0.11)	10.95	10.58%	[b]	139	5.55%	[a]	0.50%	[a]	1.51%	[a]

	Six months ended June 30, 2013 [b,r]	Year ended December 31
		2012	2011	2010[b]
Portfolio turnover rate for all share classes	31%	68%	56%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class S
06/30/13[r]	$8.48	$(0.00)[d]	$0.71	$0.71	$-	$-	$-	$-	$9.19	8.37%	[b]	$40,333	0.32%	[a]	0.12%	[a]	(0.04%	)[a]
12/31/12	7.71	0.16	1.08	1.24	(0.13)	(0.34)	-	(0.47)	8.48	16.22%		29,840	0.26%		0.10%		1.87%
12/31/11	8.67	0.13	(0.52)	(0.39)	(0.13)	(0.44)	-	(0.57)	7.71	(4.47%	)	18,945	0.29%		0.10%		1.53%
12/31/10	7.69	0.10	1.12	1.22	(0.10)	(0.14)	-	(0.24)	8.67	15.86%		14,974	0.30%		0.10%		1.25%
12/31/09	5.78	0.05	1.95	2.00	(0.09)	-	-	(0.09)	7.69	34.58%		11,442	0.57%		0.10%		0.84%
12/31/08	10.04	0.16	(4.10)	(3.94)	(0.18)	-	(0.14)	(0.32)	5.78	(39.30%	)	7,008	0.59%		0.10%		1.89%
Class Y
06/30/13[r]	$8.49	$(0.00)[d]	$0.71	$0.71	$-	$-	$-	$-	$9.20	8.36%	[b]	$6,652	0.41%	[a]	0.17%	[a]	(0.09%	)[a]
12/31/12	7.71	0.08	1.17	1.25	(0.13)	(0.34)	-	(0.47)	8.49	16.27%		3,994	0.34%		0.15%		0.93%
12/31/11	8.67	0.13	(0.52)	(0.39)	(0.13)	(0.44)	-	(0.57)	7.71	(4.51%	)	6,670	0.36%		0.15%		1.53%
12/31/10	7.69	0.11	1.11	1.22	(0.10)	(0.14)	-	(0.24)	8.67	15.82%		4,816	0.35%		0.15%		1.35%
12/31/09	5.78	0.05	1.95	2.00	(0.09)	-	-	(0.09)	7.69	34.53%		3,035	0.62%		0.15%		0.83%
12/31/08	10.04	0.27	(4.21)	(3.94)	(0.19)	-	(0.13)	(0.32)	5.78	(39.31%	)	1,477	0.67%		0.15%		3.61%
Class L
06/30/13[r]	$8.48	$(0.01)	$0.71	$0.70	$-	$-	$-	$-	$9.18	8.25%	[b]	$4,005	0.51%	[a]	0.27%	[a]	(0.19%	)[a]
12/31/12	7.70	0.10	1.14	1.24	(0.12)	(0.34)	-	(0.46)	8.48	16.20%		2,632	0.44%		0.25%		1.24%
12/31/11	8.66	0.11	(0.51)	(0.40)	(0.12)	(0.44)	-	(0.56)	7.70	(4.62%	)	2,047	0.46%		0.25%		1.27%
12/31/10	7.69	0.10	1.10	1.20	(0.09)	(0.14)	-	(0.23)	8.66	15.60%		1,857	0.45%		0.25%		1.24%
12/31/09	5.78	0.05	1.94	1.99	(0.08)	-	-	(0.08)	7.69	34.44%		1,290	0.72%		0.25%		0.77%
12/31/08	10.04	0.20	(4.15)	(3.95)	(0.18)	-	(0.13)	(0.31)	5.78	(39.36%	)	419	0.79%		0.25%		2.49%
Class A
06/30/13[r]	$8.45	$(0.02)	$0.71	$0.69	$-	$-	$-	$-	$9.14	8.17%	[b]	$10,939	0.76%	[a]	0.52%	[a]	(0.44%	)[a]
12/31/12	7.68	0.10	1.11	1.21	(0.10)	(0.34)	-	(0.44)	8.45	15.74%		8,644	0.70%		0.50%		1.23%
12/31/11	8.65	0.13	(0.55)	(0.42)	(0.11)	(0.44)	-	(0.55)	7.68	(4.75%	)	5,616	0.71%		0.50%		1.52%
12/31/10	7.69	0.08	1.09	1.17	(0.07)	(0.14)	-	(0.21)	8.65	15.27%		2,879	0.70%		0.50%		1.04%
12/31/09	5.77	0.03	1.95	1.98	(0.06)	-	-	(0.06)	7.69	34.39%		1,507	0.97%		0.50%		0.44%
12/31/08	10.04	0.27	(4.23)	(3.96)	(0.18)	-	(0.13)	(0.31)	5.77	(39.53%	)	614	1.03%		0.50%		3.55%
Class N
06/30/13[r]	$8.44	$(0.03)	$0.70	$0.67	$-	$-	$-	$-	$9.11	7.94%	[b]	$2,005	1.06%	[a]	0.82%	[a]	(0.75%	)[a]
12/31/12	7.68	0.08	1.10	1.18	(0.08)	(0.34)	-	(0.42)	8.44	15.47%		1,767	1.00%		0.80%		0.93%
12/31/11	8.68	0.20	(0.66)	(0.46)	(0.10)	(0.44)	-	(0.54)	7.68	(5.23%	)	1,306	1.02%		0.80%		2.52%
12/31/10	7.71	0.04	1.11	1.15	(0.04)	(0.14)	-	(0.18)	8.68	14.97%		93	1.00%		0.80%		0.50%
12/31/09	5.80	0.01	1.94	1.95	(0.04)	-	-	(0.04)	7.71	33.68%		81	1.27%		0.80%		0.10%
12/31/08	10.04	0.09	(4.07)	(3.98)	(0.15)	-	(0.11)	(0.26)	5.80	(39.70%	)	61	1.29%		0.80%		1.04%

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	20%	87%	80%	41%	51%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

55

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

Each share class of a fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Funds. The financial statements of the applicable MassMutual Select Funds (“Select”), MassMutual Premier Funds (“Premier”) (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual) are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Select, Premier, or Oppenheimer Funds in which the shares are invested.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset values of its corresponding underlying funds. Shares of the underlying funds are valued at their closing net asset values as reported on each business day.

56

Notes to Financial Statements (Unaudited) (Continued)

Certain underlying funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds explain the valuation methods for the underlying funds, including the circumstances under which the underlying funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

All Funds characterized all investments at Level 1, as of June 30, 2013. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

57

Notes to Financial Statements (Unaudited) (Continued)

Foreign	Securities

Certain underlying funds may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

0.05% on the first $500 million; and
0.00% on any excess over $500 million

58

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class S	Class Y	Class L	Class A	Class N
RetireSMART Conservative Fund	0.0576%	0.0976%	0.1776%	0.1776%	None
RetireSMART Moderate Fund	0.0871%	0.1271%	0.2071%	0.2071%	None
RetireSMART Moderate Growth Fund	0.1087%	0.1487%	0.2287%	0.2287%	None
RetireSMART Growth Fund	0.1085%	0.1485%	0.2285%	0.2285%	None
RetireSMART In Retirement Fund	0.1130%	0.1789%	0.2789%	0.2789%	0.3289%
RetireSMART 2010 Fund	0.1268%	0.2168%	0.3168%	0.3168%	0.3668%
RetireSMART 2015 Fund	0.1427%	0.2327%	0.3327%	0.3327%	None
RetireSMART 2020 Fund	0.1500%	0.2400%	0.3400%	0.3400%	0.3900%
RetireSMART 2025 Fund	0.1469%	0.2369%	0.3369%	0.3369%	None
RetireSMART 2030 Fund	0.1537%	0.2437%	0.3437%	0.3437%	0.3937%
RetireSMART 2035 Fund	0.1476%	0.2376%	0.3376%	0.3376%	None
RetireSMART 2040 Fund	0.1496%	0.2396%	0.3396%	0.3396%	0.3896%
RetireSMART 2045 Fund	0.1548%	0.2448%	0.3448%	0.3448%	None
RetireSMART 2050 Fund	0.1446%	0.2346%	0.3346%	0.3346%	0.3846%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. For the period January 1, 2013 through May 31, 2013, OppenheimerFunds Distributor, Inc. acted as a sub-distributor to each Fund. OppenheimerFunds Distributor, Inc. is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

59

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class S	Class Y	Class L	Class A	Class N
RetireSMART 2015 Fund*	0.23%	0.28%	0.38%	0.63%	None
RetireSMART 2025 Fund*	0.23%	0.28%	0.38%	0.63%	None
RetireSMART 2035 Fund*	0.23%	0.28%	0.38%	0.63%	None
RetireSMART 2045 Fund*	0.23%	0.28%	0.38%	0.63%	None
RetireSMART 2050 Fund*	0.23%	0.28%	0.38%	0.63%	0.93%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps effective June 1, 2013 through March 31, 2014.

Prior to June 1, 2013, the expense caps were as follows:

	Class S	Class Y	Class L	Class A	Class N
RetireSMART 2015 Fund	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2025 Fund	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2035 Fund	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2045 Fund	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2050 Fund	0.10%	0.15%	0.25%	0.50%	0.80%

MassMutual has agreed to bear the expenses of the RetireSMART Growth Fund (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of Class S, Class Y, Class L, and Class A of the Fund in excess of 0.03% through March 31, 2014.

For the period January 1, 2013 through March 31, 2013, MassMutual had voluntarily agreed to waive administrative and shareholder service fees of each class of RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2020 Fund, RetireSMART 2030 Fund, and RetireSMART 2040 Fund to the extent that Acquired Fund fees and expenses would otherwise exceed 0.56%, 0.58%, 0.64%, 0.67%, and 0.68%, respectively.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

60

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2013:

Total % of Ownership by Related Party
RetireSMART Conservative Fund	94.9%
RetireSMART Moderate Fund	94.0%
RetireSMART Moderate Growth Fund	95.3%
RetireSMART Growth Fund	89.2%
RetireSMART In Retirement Fund	63.9%
RetireSMART 2010 Fund	75.4%
RetireSMART 2015 Fund	81.1%
RetireSMART 2020 Fund	80.2%
RetireSMART 2025 Fund	73.2%
RetireSMART 2030 Fund	80.5%
RetireSMART 2035 Fund	74.8%
RetireSMART 2040 Fund	82.8%
RetireSMART 2045 Fund	74.4%
RetireSMART 2050 Fund	83.4%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2013, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
RetireSMART Conservative Fund	$-	$42,918,321	$-	$54,606,258
RetireSMART Moderate Fund	-	79,925,023	-	104,046,969
RetireSMART Moderate Growth Fund	-	62,272,885	-	90,563,526
RetireSMART Growth Fund	-	22,438,946	-	19,049,473
RetireSMART In Retirement Fund	-	17,518,999	-	24,988,462
RetireSMART 2010 Fund	-	22,023,855	-	25,296,171
RetireSMART 2015 Fund	-	9,271,206	-	3,605,367
RetireSMART 2020 Fund	-	102,501,580	-	96,839,226
RetireSMART 2025 Fund	-	12,230,176	-	2,346,546
RetireSMART 2030 Fund	-	92,724,155	-	78,314,277
RetireSMART 2035 Fund	-	8,445,718	-	1,933,530
RetireSMART 2040 Fund	-	62,502,882	-	54,412,236
RetireSMART 2045 Fund	-	4,678,003	-	1,473,290
RetireSMART 2050 Fund	-	24,544,782	-	11,544,319

61

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART Conservative Fund Class S
Sold	130,724	$1,344,144	354,137	$3,586,850
Issued as reinvestment of dividends	-	-	11,476	116,693
Redeemed	(301,809)	(3,126,072)	(102,340)	(1,039,973)

Net increase (decrease)	(171,085)	$(1,781,928)	263,273	$2,663,570

RetireSMART Conservative Fund Class Y
Sold	146,612	$1,525,579	88,854	$904,157
Issued as reinvestment of dividends	-	-	12,656	128,672
Redeemed	(67,992)	(707,208)	(71,709)	(726,557)

Net increase (decrease)	78,620	$818,371	29,801	$306,272

RetireSMART Conservative Fund Class L
Sold	498,101	$5,155,714	1,492,776	$15,181,488
Issued as reinvestment of dividends	-	-	299,133	3,040,683
Redeemed	(777,887)	(8,049,313)	(4,577,599)	(45,331,057)

Net increase (decrease)	(279,786)	$(2,893,599)	(2,785,690)	$(27,108,886)

RetireSMART Conservative Fund Class A
Sold	1,376,545	$14,206,023	1,608,720	$16,179,958
Issued as reinvestment of dividends	-	-	633,131	6,434,894
Redeemed	(2,086,549)	(21,554,689)	(3,239,815)	(32,752,014)

Net increase (decrease)	(710,004)	$(7,348,666)	(997,964)	$(10,137,162)

RetireSMART Moderate Fund Class S
Sold	163,463	$1,724,104	311,599	$3,123,661
Issued as reinvestment of dividends	-	-	8,618	88,532
Redeemed	(13,983)	(148,989)	(72,032)	(743,450)

Net increase (decrease)	149,480	$1,575,115	248,185	$2,468,743

RetireSMART Moderate Fund Class Y
Sold	404,007	$4,394,152	279,334	$2,827,227
Issued as reinvestment of dividends	-	-	17,692	181,581
Redeemed	(194,698)	(2,101,020)	(210,575)	(2,154,747)

Net increase (decrease)	209,309	$2,293,132	86,451	$854,061

RetireSMART Moderate Fund Class L
Sold	1,431,082	$15,408,638	2,524,232	$25,473,075
Issued as reinvestment of dividends	-	-	593,359	6,087,259
Redeemed	(1,520,133)	(16,329,747)	(3,918,068)	(39,294,733)

Net increase (decrease)	(89,051)	$(921,109)	(800,477)	$(7,734,399)

RetireSMART Moderate Fund Class A
Sold	856,281	$9,174,523	2,313,288	$23,048,531
Issued as reinvestment of dividends	-	-	1,247,678	12,786,875
Redeemed	(3,296,958)	(35,286,010)	(10,514,004)	(106,016,315)

Net increase (decrease)	(2,440,677)	$(26,111,487)	(6,953,038)	$(70,180,909)

62

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART Moderate Growth Fund Class S
Sold	109,744	$1,181,883	744,185	$7,650,672
Issued as reinvestment of dividends	-	-	28,903	297,690
Redeemed	(716,215)	(7,852,955)	(97,326)	(987,195)

Net increase (decrease)	(606,471)	$(6,671,072)	675,762	$6,961,167

RetireSMART Moderate Growth Fund Class Y
Sold	322,039	$3,626,543	63,705	$641,939
Issued as reinvestment of dividends	-	-	7,206	74,199
Redeemed	(17,771)	(197,702)	(92,532)	(946,741)

Net increase (decrease)	304,268	$3,428,841	(21,621)	$(230,603)

RetireSMART Moderate Growth Fund Class L
Sold	706,849	$7,789,872	1,932,476	$19,446,495
Issued as reinvestment of dividends	-	-	462,543	4,763,970
Redeemed	(1,032,701)	(11,444,232)	(3,820,837)	(38,011,238)

Net increase (decrease)	(325,852)	$(3,654,360)	(1,425,818)	$(13,800,773)

RetireSMART Moderate Growth Fund Class A
Sold	449,479	$4,927,602	1,736,446	$17,281,202
Issued as reinvestment of dividends	-	-	910,242	9,361,671
Redeemed	(2,332,007)	(25,586,966)	(6,621,101)	(66,544,185)

Net increase (decrease)	(1,882,528)	$(20,659,364)	(3,974,413)	$(39,901,312)

RetireSMART Growth Fund Class S
Sold	15,645	$172,653	164,685	$1,663,833
Issued as reinvestment of dividends	-	-	4,620	47,990
Redeemed	(5,846)	(63,231)	(15,522)	(158,699)

Net increase (decrease)	9,799	$109,422	153,783	$1,553,124

RetireSMART Growth Fund Class Y
Sold	100,934	$1,156,672	-	$-
Issued as reinvestment of dividends	-	-	440	4,534
Redeemed	(625)	(7,117)	-	-

Net increase (decrease)	100,309	$1,149,555	440	$4,534

RetireSMART Growth Fund Class L
Sold	446,034	$4,897,298	767,221	$7,759,992
Issued as reinvestment of dividends	-	-	103,209	1,062,399
Redeemed	(299,314)	(3,346,061)	(709,698)	(7,140,056)

Net increase (decrease)	146,720	$1,551,237	160,732	$1,682,335

RetireSMART Growth Fund Class A
Sold	591,624	$6,555,787	1,060,743	$10,801,657
Issued as reinvestment of dividends	-	-	171,533	1,763,074
Redeemed	(522,421)	(5,820,688)	(875,016)	(8,794,398)

Net increase (decrease)	69,203	$735,099	357,260	$3,770,333

RetireSMART In Retirement Fund Class S
Sold	430,166	$4,586,945	1,476,999	$15,212,190
Issued as reinvestment of dividends	-	-	71,614	729,752
Redeemed	(291,074)	(3,111,576)	(820,640)	(8,444,310)

Net increase (decrease)	139,092	$1,475,369	727,973	$7,497,632

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART In Retirement Fund Class Y
Sold	181,224	$1,919,306	254,884	$2,608,974
Issued as reinvestment of dividends	-	-	39,432	402,201
Redeemed	(64,458)	(687,360)	(1,075,297)	(11,090,279)

Net increase (decrease)	116,766	$1,231,946	(780,981)	$(8,079,104)

RetireSMART In Retirement Fund Class L
Sold	239,903	$2,570,339	402,605	$4,114,849
Issued as reinvestment of dividends	-	-	86,393	881,208
Redeemed	(791,521)	(8,497,102)	(933,709)	(9,646,930)

Net increase (decrease)	(551,618)	$(5,926,763)	(444,711)	$(4,650,873)

RetireSMART In Retirement Fund Class A
Sold	85,712	$910,397	250,496	$2,551,378
Issued as reinvestment of dividends	-	-	61,296	620,933
Redeemed	(472,906)	(4,968,805)	(845,524)	(8,558,606)

Net increase (decrease)	(387,194)	$(4,058,408)	(533,732)	$(5,386,295)

RetireSMART In Retirement Fund Class N
Sold	108	$1,138	1,228	$12,558
Issued as reinvestment of dividends	-	-	30	306
Redeemed	(1,803)	(19,342)	(764)	(7,887)

Net increase (decrease)	(1,695)	$(18,204)	494	$4,977

RetireSMART 2010 Fund Class S
Sold	614,389	$6,837,165	3,292,122	$34,776,009
Issued as reinvestment of dividends	-	-	139,044	1,455,787
Redeemed	(478,533)	(5,323,044)	(1,542,623)	(16,403,596)

Net increase (decrease)	135,856	$1,514,121	1,888,543	$19,828,200

RetireSMART 2010 Fund Class Y
Sold	204,322	$2,286,795	392,845	$4,123,079
Issued as reinvestment of dividends	-	-	18,230	190,868
Redeemed	(114,773)	(1,285,671)	(2,302,563)	(24,219,317)

Net increase (decrease)	89,549	$1,001,124	(1,891,488)	$(19,905,370)

RetireSMART 2010 Fund Class L
Sold	153,145	$1,714,767	388,778	$4,056,883
Issued as reinvestment of dividends	-	-	27,675	289,205
Redeemed	(394,777)	(4,441,202)	(470,208)	(4,931,902)

Net increase (decrease)	(241,632)	$(2,726,435)	(53,755)	$(585,814)

RetireSMART 2010 Fund Class A
Sold	143,252	$1,583,024	347,843	$3,601,294
Issued as reinvestment of dividends	-	-	51,395	534,506
Redeemed	(379,059)	(4,168,379)	(705,859)	(7,335,595)

Net increase (decrease)	(235,807)	$(2,585,355)	(306,621)	$(3,199,795)

RetireSMART 2010 Fund Class N
Sold	4,635	$50,835	24,670	$257,250
Issued as reinvestment of dividends	-	-	2,642	27,288
Redeemed	(30,720)	(339,355)	(30,813)	(324,419)

Net increase (decrease)	(26,085)	$(288,520)	(3,501)	$(39,881)

64

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART 2015 Fund Class S
Sold	364,657	$4,185,213	398,546	$4,440,036
Issued as reinvestment of dividends	-	-	22,377	247,507
Redeemed	(107,729)	(1,252,028)	(102,943)	(1,145,039)

Net increase (decrease)	256,928	$2,933,185	317,980	$3,542,504

RetireSMART 2015 Fund Class Y
Sold	5,222	$61,157	11,282	$120,054
Issued as reinvestment of dividends	-	-	530	5,863
Redeemed	-	-	(32,127)	(350,835)

Net increase (decrease)	5,222	$61,157	(20,315)	$(224,918)

RetireSMART 2015 Fund Class L
Sold	179,519	$2,068,427	30,439	$342,337
Issued as reinvestment of dividends	-	-	1,860	20,532
Redeemed	(27,432)	(317,757)	(13,373)	(147,225)

Net increase (decrease)	152,087	$1,750,670	18,926	$215,644

RetireSMART 2015 Fund Class A
Sold	134,420	$1,515,606	134,036	$1,475,988
Issued as reinvestment of dividends	-	-	4,176	45,976
Redeemed	(51,050)	(584,700)	(96,651)	(1,081,225)

Net increase (decrease)	83,370	$930,906	41,561	$440,739

RetireSMART 2020 Fund Class S
Sold	2,616,918	$28,989,723	7,532,408	$76,514,676
Issued as reinvestment of dividends	-	-	346,488	3,509,924
Redeemed	(923,647)	(10,241,248)	(3,100,563)	(31,982,316)

Net increase (decrease)	1,693,271	$18,748,475	4,778,333	$48,042,284

RetireSMART 2020 Fund Class Y
Sold	1,017,256	$11,426,511	1,424,319	$14,392,175
Issued as reinvestment of dividends	-	-	39,844	403,625
Redeemed	(334,112)	(3,665,725)	(5,285,235)	(53,489,521)

Net increase (decrease)	683,144	$7,760,786	(3,821,072)	$(38,693,721)

RetireSMART 2020 Fund Class L
Sold	979,655	$10,923,707	1,702,872	$17,206,054
Issued as reinvestment of dividends	-	-	165,914	1,680,708
Redeemed	(2,448,373)	(27,643,259)	(2,203,095)	(22,406,757)

Net increase (decrease)	(1,468,718)	$(16,719,552)	(334,309)	$(3,519,995)

RetireSMART 2020 Fund Class A
Sold	662,358	$7,279,466	1,352,728	$13,508,711
Issued as reinvestment of dividends	-	-	137,240	1,379,255
Redeemed	(905,373)	(9,922,899)	(2,175,730)	(21,630,757)

Net increase (decrease)	(243,015)	$(2,643,433)	(685,762)	$(6,742,791)

RetireSMART 2020 Fund Class N
Sold	18,225	$196,422	65,371	$654,268
Issued as reinvestment of dividends	-	-	4,710	46,816
Redeemed	(93,275)	(1,032,050)	(40,158)	(397,928)

Net increase (decrease)	(75,050)	$(835,628)	29,923	$303,156

65

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART 2025 Fund Class S
Sold	448,663	$5,224,707	106,114	$1,162,429
Issued as reinvestment of dividends	-	-	8,019	88,150
Redeemed	(60,321)	(702,844)	(5,418)	(60,486)

Net increase (decrease)	388,342	$4,521,863	108,715	$1,190,093

RetireSMART 2025 Fund Class Y
Sold	21,298	$253,506	6,772	$72,234
Issued as reinvestment of dividends	-	-	789	8,676
Redeemed	(46)	(536)	(1,992)	(21,456)

Net increase (decrease)	21,252	$252,970	5,569	$59,454

RetireSMART 2025 Fund Class L
Sold	345,995	$4,081,999	124,649	$1,340,725
Issued as reinvestment of dividends	-	-	5,080	55,756
Redeemed	(18,068)	(214,740)	(31,043)	(333,711)

Net increase (decrease)	327,927	$3,867,259	98,686	$1,062,770

RetireSMART 2025 Fund Class A
Sold	139,941	$1,603,683	97,512	$1,050,422
Issued as reinvestment of dividends	-	-	5,711	62,533
Redeemed	(30,359)	(351,688)	(26,834)	(294,739)

Net increase (decrease)	109,582	$1,251,995	76,389	$818,216

RetireSMART 2030 Fund Class S
Sold	2,827,530	$31,927,155	6,716,484	$68,243,752
Issued as reinvestment of dividends	-	-	251,190	2,547,064
Redeemed	(731,842)	(8,251,420)	(2,666,285)	(27,562,045)

Net increase (decrease)	2,095,688	$23,675,735	4,301,389	$43,228,771

RetireSMART 2030 Fund Class Y
Sold	897,227	$10,258,708	1,310,119	$13,327,355
Issued as reinvestment of dividends	-	-	35,739	362,031
Redeemed	(231,141)	(2,589,083)	(4,261,636)	(43,128,443)

Net increase (decrease)	666,086	$7,669,625	(2,915,778)	$(29,439,057)

RetireSMART 2030 Fund Class L
Sold	721,008	$8,127,989	1,472,552	$14,910,491
Issued as reinvestment of dividends	-	-	107,673	1,091,807
Redeemed	(2,017,391)	(23,258,870)	(2,287,431)	(23,384,077)

Net increase (decrease)	(1,296,383)	$(15,130,881)	(707,206)	$(7,381,779)

RetireSMART 2030 Fund Class A
Sold	521,609	$5,805,120	1,331,591	$13,249,708
Issued as reinvestment of dividends	-	-	88,528	890,590
Redeemed	(614,622)	(6,822,370)	(1,775,111)	(17,769,450)

Net increase (decrease)	(93,013)	$(1,017,250)	(354,992)	$(3,629,152)

RetireSMART 2030 Fund Class N
Sold	21,636	$237,127	80,261	$805,175
Issued as reinvestment of dividends	-	-	4,077	40,563
Redeemed	(44,049)	(496,435)	(89,803)	(897,784)

Net increase (decrease)	(22,413)	$(259,308)	(5,465)	$(52,046)

66

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART 2035 Fund Class S
Sold	254,818	$3,008,640	89,403	$988,815
Issued as reinvestment of dividends	-	-	7,558	83,241
Redeemed	(15,155)	(177,592)	(5,303)	(58,349)

Net increase (decrease)	239,663	$2,831,048	91,658	$1,013,707

RetireSMART 2035 Fund Class Y
Sold	33,322	$402,738	11,776	$124,696
Issued as reinvestment of dividends	-	-	980	10,789
Redeemed	(314)	(3,601)	(6,054)	(65,574)

Net increase (decrease)	33,008	$399,137	6,702	$69,911

RetireSMART 2035 Fund Class L
Sold	233,879	$2,755,696	86,484	$945,576
Issued as reinvestment of dividends	-	-	3,397	37,400
Redeemed	(59,899)	(713,352)	(15,240)	(168,567)

Net increase (decrease)	173,980	$2,042,344	74,641	$814,409

RetireSMART 2035 Fund Class A
Sold	130,110	$1,493,672	82,054	$885,954
Issued as reinvestment of dividends	-	-	4,599	50,455
Redeemed	(20,866)	(244,050)	(25,538)	(279,513)

Net increase (decrease)	109,244	$1,249,622	61,115	$656,896

RetireSMART 2040 Fund Class S
Sold	1,716,813	$19,434,261	4,632,587	$47,178,853
Issued as reinvestment of dividends	-	-	147,928	1,505,903
Redeemed	(628,652)	(7,077,909)	(1,717,494)	(17,862,189)

Net increase (decrease)	1,088,161	$12,356,352	3,063,021	$30,822,567

RetireSMART 2040 Fund Class Y
Sold	774,128	$8,904,715	864,684	$8,850,980
Issued as reinvestment of dividends	-	-	13,754	139,876
Redeemed	(168,302)	(1,914,399)	(2,212,181)	(22,516,163)

Net increase (decrease)	605,826	$6,990,316	(1,333,743)	$(13,525,307)

RetireSMART 2040 Fund Class L
Sold	669,920	$7,596,381	773,635	$7,849,725
Issued as reinvestment of dividends	-	-	55,897	569,031
Redeemed	(1,476,248)	(17,138,949)	(1,101,743)	(11,348,437)

Net increase (decrease)	(806,328)	$(9,542,568)	(272,211)	$(2,929,681)

RetireSMART 2040 Fund Class A
Sold	438,691	$4,905,358	1,114,046	$11,212,471
Issued as reinvestment of dividends	-	-	46,479	468,972
Redeemed	(556,451)	(6,178,500)	(1,299,995)	(12,975,839)

Net increase (decrease)	(117,760)	$(1,273,142)	(139,470)	$(1,294,396)

RetireSMART 2040 Fund Class N
Sold	19,970	$220,587	47,024	$470,751
Issued as reinvestment of dividends	-	-	3,003	30,005
Redeemed	(28,069)	(315,501)	(52,493)	(520,967)

Net increase (decrease)	(8,099)	$(94,914)	(2,466)	$(20,211)

67

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
RetireSMART 2045 Fund Class S
Sold	208,702	$2,415,363	57,163	$626,691
Issued as reinvestment of dividends	-	-	6,580	71,560
Redeemed	(50,725)	(598,415)	(10,029)	(106,692)

Net increase (decrease)	157,977	$1,816,948	53,714	$591,559

RetireSMART 2045 Fund Class Y
Sold	7,132	$85,765	1,693	$17,991
Issued as reinvestment of dividends	-	-	640	6,946
Redeemed	(3,216)	(37,638)	(2,890)	(30,389)

Net increase (decrease)	3,916	$48,127	(557)	$(5,452)

RetireSMART 2045 Fund Class L
Sold	42,716	$494,679	33,990	$367,702
Issued as reinvestment of dividends	-	-	1,735	18,841
Redeemed	(10,416)	(122,913)	(21,798)	(235,359)

Net increase (decrease)	32,300	$371,766	13,927	$151,184

RetireSMART 2045 Fund Class A
Sold	104,000	$1,181,189	55,364	$598,674
Issued as reinvestment of dividends	-	-	3,334	36,086
Redeemed	(17,588)	(204,966)	(20,189)	(221,515)

Net increase (decrease)	86,412	$976,223	38,509	$413,245

RetireSMART 2050 Fund Class S
Sold	1,148,597	$10,459,390	3,300,842	$27,823,243
Issued as reinvestment of dividends	-	-	194,786	1,654,856
Redeemed	(277,022)	(2,521,209)	(2,436,161)	(20,713,140)

Net increase (decrease)	871,575	$7,938,181	1,059,467	$8,764,959

RetireSMART 2050 Fund Class Y
Sold	304,732	$2,764,510	583,087	$4,925,771
Issued as reinvestment of dividends	-	-	21,973	186,887
Redeemed	(51,741)	(474,407)	(1,000,254)	(8,366,599)

Net increase (decrease)	252,991	$2,290,103	(395,194)	$(3,253,941)

RetireSMART 2050 Fund Class L
Sold	200,982	$1,811,149	239,053	$2,001,311
Issued as reinvestment of dividends	-	-	16,920	143,322
Redeemed	(74,892)	(695,479)	(211,218)	(1,793,983)

Net increase (decrease)	126,090	$1,115,670	44,755	$350,650

RetireSMART 2050 Fund Class A
Sold	304,001	$2,753,428	445,063	$3,703,248
Issued as reinvestment of dividends	-	-	50,398	425,692
Redeemed	(129,551)	(1,156,371)	(203,260)	(1,693,553)

Net increase (decrease)	174,450	$1,597,057	292,201	$2,435,387

RetireSMART 2050 Fund Class N
Sold	21,602	$195,109	52,830	$441,151
Issued as reinvestment of dividends	-	-	9,823	82,891
Redeemed	(10,933)	(98,458)	(23,286)	(197,747)

Net increase (decrease)	10,669	$96,651	39,367	$326,295

68

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2013, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended June 30, 2013.

6.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RetireSMART Conservative Fund	$231,648,268	$9,207,908	$(6,674,602)	$2,533,306
RetireSMART Moderate Fund	450,428,468	36,886,731	(11,406,435)	25,480,296
RetireSMART Moderate Growth Fund	331,191,408	37,024,428	(7,624,293)	29,400,135
RetireSMART Growth Fund	78,227,322	8,968,341	(1,517,868)	7,450,473
RetireSMART In Retirement Fund	83,838,182	4,367,951	(2,538,921)	1,829,030
RetireSMART 2010 Fund	101,322,893	6,754,952	(2,803,310)	3,951,642
RetireSMART 2015 Fund	13,342,195	427,360	(285,490)	141,870
RetireSMART 2020 Fund	389,978,335	40,152,210	(9,671,583)	30,480,627
RetireSMART 2025 Fund	15,302,424	494,623	(194,173)	300,450
RetireSMART 2030 Fund	337,830,891	40,531,857	(7,631,293)	32,900,564
RetireSMART 2035 Fund	11,187,634	494,785	(138,474)	356,311
RetireSMART 2040 Fund	219,375,701	25,749,276	(4,708,119)	21,041,157
RetireSMART 2045 Fund	5,992,814	327,092	(65,634)	261,458
RetireSMART 2050 Fund	59,247,580	5,535,125	(802,451)	4,732,674

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2012, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
RetireSMART In Retirement Fund	$-	$23,999,250	$-
RetireSMART 2010 Fund	1,229,693	27,127,749	865,289
RetireSMART 2020 Fund	-	60,772,791	11,128,973
RetireSMART 2030 Fund	-	43,906,496	12,679,147
RetireSMART 2040 Fund	-	24,107,281	4,612,337

69

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2012, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
RetireSMART Conservative Fund	$5,980,502	$3,740,440	$-
RetireSMART Moderate Fund	9,640,143	9,504,104	-
RetireSMART Moderate Growth Fund	5,582,791	8,914,739	-
RetireSMART Growth Fund	976,288	1,901,709	-
RetireSMART In Retirement Fund	2,636,922	-	-
RetireSMART 2010 Fund	2,497,654	-	-
RetireSMART 2015 Fund	210,419	109,459	-
RetireSMART 2020 Fund	7,020,328	-	-
RetireSMART 2025 Fund	95,085	120,030	-
RetireSMART 2030 Fund	4,932,055	-	-
RetireSMART 2035 Fund	75,322	106,563	-
RetireSMART 2040 Fund	2,713,787	-	-
RetireSMART 2045 Fund	36,217	97,216	-
RetireSMART 2050 Fund	693,360	1,800,288	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2012, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
RetireSMART Conservative Fund	$149,759	$2,287,376	$(9,697)	$812,632
RetireSMART Moderate Fund	140,669	6,860,074	(20,126)	5,962,008
RetireSMART Moderate Growth Fund	-	6,642,350	(14,661)	4,736,912
RetireSMART Growth Fund	35,168	1,595,000	(2,706)	789,868
RetireSMART In Retirement Fund	2,131,757	(23,999,250)	(36,478)	(249,644)
RetireSMART 2010 Fund	2,462,320	(29,222,731)	(32,624)	(1,632,501)
RetireSMART 2015 Fund	85,525	95,753	(226)	17,037
RetireSMART 2020 Fund	7,574,434	(71,901,764)	(101,482)	(7,882,450)
RetireSMART 2025 Fund	10,328	81,019	(198)	87,250
RetireSMART 2030 Fund	5,651,967	(56,585,643)	(78,675)	(5,314,510)
RetireSMART 2035 Fund	4,207	79,318	(178)	59,284
RetireSMART 2040 Fund	3,424,831	(28,719,618)	(47,036)	(4,789,757)
RetireSMART 2045 Fund	359	58,905	(131)	33,492
RetireSMART 2050 Fund	104,251	1,195,594	(4,248)	4,266

70

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	5,643,795	589,241	688,792	5,544,244	$61,929,208	$-	$-	$44,215
MassMutual Premier Disciplined Growth Fund, Class S	796,457	86,214	157,445	725,226	8,898,524	-	-	381,835
MassMutual Premier Disciplined Value Fund, Class S	775,096	66,172	143,584	697,684	9,104,779	-	-	328,417
MassMutual Premier Focused International Fund, Class Z	89,486	8,914	41,426	56,974	665,452	-	-	21,720
MassMutual Premier High Yield Fund, Class Z	653,388	9,285	212,818	449,855	4,408,575	-	-	208,437
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,533,585	86,477	282,578	1,337,484	14,605,325	-	-	125,461
MassMutual Premier International Bond Fund, Class S	1,070,888	46,384	175,974	941,298	8,829,376	-	-	(143,923)
MassMutual Premier International Equity Fund, Class S	186,673	15,294	85,040	116,927	1,669,717	-	-	(23,247)
MassMutual Premier Money Market Fund, Class S	1,069,861	2,658,803	21,800	3,706,864	3,706,864	37	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,776,335	606,811	410,844	3,972,302	41,709,171	-	-	(112,702)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	335,971	32,969	43,205	325,735	3,583,087	-	-	(158,572)
MassMutual Select Blue Chip Growth Fund, Class S	126,969	10,877	22,600	115,246	1,649,166	-	-	46,689
MassMutual Select Diversified International Fund, Class S	401,189	30,742	151,723	280,208	1,866,186	-	-	(641)
MassMutual Select Diversified Value Fund, Class S	158,602	13,059	29,780	141,881	1,669,936	-	-	62,686
MassMutual Select Focused Value Fund, Class Z	289,335	17,413	64,331	242,417	5,464,071	-	-	229,705
MassMutual Select Fundamental Growth Fund, Class S	244,515	22,113	43,902	222,726	1,661,533	-	-	34,945
MassMutual Select Fundamental Value Fund, Class Z	163,012	13,686	31,030	145,668	1,922,823	-	-	98,099
MassMutual Select Growth Opportunities Fund, Class Z	156,589	12,385	26,193	142,781	1,390,690	-	-	25,202
MassMutual Select Large Cap Value Fund, Class S	147,508	12,627	27,609	132,526	1,191,410	-	-	(44,530)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	140,627	11,037	44,063	107,601	1,851,814	-	-	13,882
MassMutual Select Mid-Cap Value Fund, Class Z	282,145	22,263	172,731	131,677	1,664,393	-	-	287,922
MassMutual Select Overseas Fund, Class Z	882,172	67,755	257,998	691,929	5,438,565	-	-	132,473
MassMutual Select PIMCO Total Return Fund, Class Z	1,281,906	106,307	159,265	1,228,948	12,596,721	-	-	41,770
MassMutual Select Small Cap Growth Equity Fund, Class Z	78,309	6,058	18,582	65,785	1,202,554	-	-	7,839
MassMutual Select Small Cap Value Equity Fund, Class S	153,764	8,770	37,096	125,438	1,566,716	-	-	111,765
MassMutual Select Small Company Growth Fund, Class S	77,061	8,246	23,113	62,194	784,265	-	-	41,269
MassMutual Select Small Company Value Fund, Class Z	33,957	6,954	16,490	24,421	389,278	-	-	35,815
MassMutual Select Strategic Bond Fund, Class S	1,125,921	87,737	162,574	1,051,084	10,573,901	-	-	73,224

71

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MM MSCI EAFE International Index Fund, Class Z	391,572	151,040	26,877	515,735	$6,291,969	$-	$-	$31,851
MM Russell 2000 Small Cap Index Fund, Class Z	173,997	27,036	55,208	145,825	1,849,059	-	-	60,458
MM S&P Mid Cap Index Fund, Class Z	175,245	94,040	23,362	245,923	3,108,471	-	-	33,242
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	1,518,194	303,309	1,214,885	3,596,060	-	-	(27,747)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,504,579	171,373	1,675,952	-	-	-	-	(485,834)
Oppenheimer Developing Markets Fund, Class I*	-	88,951	7,767	81,184	2,726,955	-	-	2,977
Oppenheimer Developing Markets Fund, Class Y*	64,548	6,413	70,961	-	-	-	-	789,683
Oppenheimer Global Real Estate Fund, Class I*	-	70,112	878	69,234	673,644	4,341	-	207
Oppenheimer International Bond Fund, Class I*	-	222,862	-	222,862	1,355,003	12,064	-	-
Oppenheimer Real Estate Fund, Class I*	-	142,496	33,461	109,035	2,586,313	22,390	-	(10,355)
Oppenheimer Real Estate Fund, Class Y*	166,004	1,527	167,531	-	-	9,542	-	256,076

					$234,181,574	$48,374	$-	$2,520,313

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	6,760,846	593,859	542,437	6,812,268	$76,093,039	$-	$-	$26,746
MassMutual Premier Disciplined Growth Fund, Class S	2,583,457	119,891	262,695	2,440,653	29,946,807	-	-	646,407
MassMutual Premier Disciplined Value Fund, Class S	2,515,149	64,967	232,541	2,347,575	30,635,859	-	-	536,480
MassMutual Premier Focused International Fund, Class Z	366,860	30,598	104,651	292,807	3,419,986	-	-	17,281
MassMutual Premier High Yield Fund, Class Z	1,293,402	8,905	352,490	949,817	9,308,209	-	-	335,300
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,710,939	121,921	373,650	1,459,210	15,934,568	-	-	160,186
MassMutual Premier International Bond Fund, Class S	1,422,424	31,663	175,781	1,278,306	11,990,508	-	-	(142,389)
MassMutual Premier International Equity Fund, Class S	765,900	26,838	210,182	582,556	8,318,907	-	-	(124,562)
MassMutual Premier Money Market Fund, Class S	310,902	1,528,145	3,200	1,835,847	1,835,847	39	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,174,746	1,085,526	258,077	4,002,195	42,023,043	-	-	(70,682)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	974,626	54,790	91,153	938,263	10,320,889	-	-	(334,270)
MassMutual Select Blue Chip Growth Fund, Class S	664,012	43,323	82,342	624,993	8,943,651	-	-	272,699
MassMutual Select Diversified International Fund, Class S	1,647,934	46,980	403,181	1,291,733	8,602,944	-	-	(2,328)
MassMutual Select Diversified Value Fund, Class S	828,923	32,439	92,034	769,328	9,054,986	-	-	193,935
MassMutual Select Focused Value Fund, Class Z	702,405	49,433	93,779	658,059	14,832,640	-	-	362,284
MassMutual Select Fundamental Growth Fund, Class S	1,278,767	73,478	144,539	1,207,706	9,009,487	-	-	139,941
MassMutual Select Fundamental Value Fund, Class Z	852,424	37,014	99,620	789,818	10,425,599	-	-	200,621
MassMutual Select Growth Opportunities Fund, Class Z	818,530	41,351	85,482	774,399	7,542,642	-	-	83,205
MassMutual Select Large Cap Value Fund, Class S	771,308	34,471	87,226	718,553	6,459,796	-	-	(162,713)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	604,535	18,918	131,716	491,737	8,462,796	-	-	(36,566)
MassMutual Select Mid-Cap Value Fund, Class Z	1,225,032	38,172	445,094	818,110	10,340,916	-	-	703,306
MassMutual Select Overseas Fund, Class Z	3,568,619	110,346	685,128	2,993,837	23,531,562	-	-	356,547
MassMutual Select PIMCO Total Return Fund, Class Z	1,504,454	99,970	112,574	1,491,850	15,291,458	-	-	17,090
MassMutual Select Small Cap Growth Equity Fund, Class Z	340,306	20,972	73,258	288,020	5,265,000	-	-	136,031

72

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class S	676,357	15,154	142,455	549,056	$6,857,706	$-		$-	$398,497
MassMutual Select Small Company Growth Fund, Class S	333,712	15,692	77,155	272,249	3,433,064	-		-	168,989
MassMutual Select Small Company Value Fund, Class Z	148,406	37,892	79,149	107,149	1,707,959	-		-	110,269
MassMutual Select Strategic Bond Fund, Class S	1,348,762	55,180	156,639	1,247,303	12,547,870	-		-	70,142
MM MSCI EAFE International Index Fund, Class Z	1,656,999	319,915	61,153	1,915,761	23,372,279	-		-	67,051
MM Russell 2000 Small Cap Index Fund, Class Z	761,554	43,624	171,067	634,111	8,040,523	-		-	187,973
MM S&P Mid Cap Index Fund, Class Z	797,682	202,904	97,972	902,614	11,409,040	-		-	139,426
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,050,056	542,941	3,507,115	10,381,061	-		-	(48,070)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,330,812	218,991	4,549,803	-	-	-		-	(1,773,021)
Oppenheimer Developing Markets Fund, Class I*	-	249,922	12,492	237,430	7,975,268	-		-	492
Oppenheimer Developing Markets Fund, Class Y*	187,494	14,476	201,970	-	-	-		-	605,407
Oppenheimer Global Real Estate Fund, Class I*	-	230,264	3,421	226,843	2,207,179	14,223		-	804
Oppenheimer International Bond Fund, Class I*	-	295,616	-	295,616	1,797,346	16,249		-	-
Oppenheimer Real Estate Fund, Class I*	-	439,545	78,317	361,228	8,568,330	73,863		-	(26,314)
Oppenheimer Real Estate Fund, Class Y*	480,678	3,961	484,639	-	-	29,095		-	2,312,105

					$475,888,764	$133,469		$-	$5,528,299

RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	1,334,931	257,401	137,665	1,454,667	$16,248,635	$-		$-	$6,963
MassMutual Premier Disciplined Growth Fund, Class S	2,265,878	128,592	254,944	2,139,526	26,251,987	-		-	617,289
MassMutual Premier Disciplined Value Fund, Class S	2,206,633	72,754	221,263	2,058,124	26,858,517	-		-	519,003
MassMutual Premier Focused International Fund, Class Z	407,077	35,862	108,585	334,354	3,905,250	-		-	9,846
MassMutual Premier High Yield Fund, Class Z	1,505,410	8,143	368,170	1,145,383	11,224,750	-		-	417,676
MassMutual Premier Inflation-Protected and Income Fund, Class Z	411,889	22,963	107,952	326,900	3,569,753	-		-	45,030
MassMutual Premier International Bond Fund, Class S	719,034	70,145	98,076	691,103	6,482,547	-		-	(75,109)
MassMutual Premier International Equity Fund, Class S	849,679	33,134	221,733	661,080	9,440,218	-		-	(143,467)
MassMutual Premier Money Market Fund, Class S	4,400	15,301	4,400	15,301	15,301	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	764,870	344,368	85,004	1,024,234	10,754,455	-		-	(23,219)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	981,635	33,269	112,763	902,141	9,923,556	-		-	(430,089)
MassMutual Select Blue Chip Growth Fund, Class S	889,078	47,272	113,399	822,951	11,776,432	-		-	369,242
MassMutual Select Diversified International Fund, Class S	1,826,841	28,098	415,538	1,439,401	9,586,408	-		-	(25,940)
MassMutual Select Diversified Value Fund, Class S	1,109,228	35,562	131,698	1,013,092	11,924,090	-		-	282,370
MassMutual Select Focused Value Fund, Class Z	500,996	60,762	69,862	491,896	11,087,335	-		-	267,232
MassMutual Select Fundamental Growth Fund, Class S	1,712,291	77,514	199,477	1,590,328	11,863,844	-		-	180,852
MassMutual Select Fundamental Value Fund, Class Z	1,141,567	36,926	138,305	1,040,188	13,730,481	-		-	278,819
MassMutual Select Growth Opportunities Fund, Class Z	1,096,096	48,376	124,788	1,019,684	9,931,726	-		-	118,665
MassMutual Select Large Cap Value Fund, Class S	1,034,048	30,232	118,004	946,276	8,507,021	-		-	(218,480)

73

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	559,051	8,584	98,514	469,121	8,073,577	$-	$-	$42,979
MassMutual Select Mid-Cap Value Fund, Class Z	1,139,874	17,237	345,322	811,789	10,261,015	-	-	555,396
MassMutual Select Overseas Fund, Class Z	3,912,737	59,643	687,027	3,285,353	25,822,874	-	-	331,710
MassMutual Select PIMCO Total Return Fund, Class Z	310,992	24,718	27,572	308,138	3,158,413	-	-	3,833
MassMutual Select Small Cap Growth Equity Fund, Class Z	416,719	18,672	81,560	353,831	6,468,024	-	-	49,399
MassMutual Select Small Cap Value Equity Fund, Class S	804,167	11,265	140,305	675,127	8,432,336	-	-	345,017
MassMutual Select Small Company Growth Fund, Class S	404,980	5,856	76,346	334,490	4,217,923	-	-	137,651
MassMutual Select Small Company Value Fund, Class Z	179,847	24,810	73,494	131,163	2,090,735	-	-	101,983
MassMutual Select Strategic Bond Fund, Class S	266,354	23,904	54,574	235,684	2,370,976	-	-	25,391
MM MSCI EAFE International Index Fund, Class Z	1,815,220	293,746	70,323	2,038,643	24,871,444	-	-	83,469
MM Russell 2000 Small Cap Index Fund, Class Z	917,289	55,429	185,086	787,632	9,987,175	-	-	191,608
MM S&P Mid Cap Index Fund, Class Z	746,751	170,210	79,363	837,598	10,587,235	-	-	114,039
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,221,696	594,050	3,627,646	10,737,833	-	-	(61,053)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,332,541	285,681	4,618,222	-	-	-	-	(1,630,521)
Oppenheimer Developing Markets Fund, Class I*	-	248,149	7,505	240,644	8,083,233	-	-	(8,266)
Oppenheimer Developing Markets Fund, Class Y*	188,534	12,199	200,733	-	-	-	-	630,785
Oppenheimer Global Real Estate Fund, Class I*	-	240,860	46	240,814	2,343,116	15,100	-	11
Oppenheimer International Bond Fund, Class I*	-	161,684	1,646	160,038	973,030	9,066	-	(49)
Oppenheimer Real Estate Fund, Class I*	-	407,731	27,027	380,704	9,030,298	78,328	-	(27,277)
Oppenheimer Real Estate Fund, Class Y*	454,863	3,247	458,110	-	-	27,454	-	2,129,799

					$360,591,543	$129,948	$-	$5,212,587

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	50,214	25,684	24,882	51,016	$569,844	$-	$-	$(6,694)
MassMutual Premier Disciplined Growth Fund, Class S	414,343	72,395	36,588	450,150	5,523,342	-	-	92,357
MassMutual Premier Disciplined Value Fund, Class S	403,639	61,090	31,785	432,944	5,649,923	-	-	77,682
MassMutual Premier Focused International Fund, Class Z	95,798	19,818	23,748	91,868	1,073,023	-	-	3,065
MassMutual Premier High Yield Fund, Class Z	45,855	1,036	39,970	6,921	67,821	-	-	37,082
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,008	1,478	22,215	271	2,958	-	-	(10,602)
MassMutual Premier International Bond Fund, Class S	33,135	2,602	15,032	20,705	194,214	-	-	(3,799)
MassMutual Premier International Equity Fund, Class S	199,626	30,302	48,722	181,206	2,587,616	-	-	(29,190)
MassMutual Premier Short-Duration Bond Fund, Class Z	23,779	30,465	6,765	47,479	498,529	-	-	(1,994)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	242,862	32,861	22,533	253,190	2,785,092	-	-	(88,085)
MassMutual Select Blue Chip Growth Fund, Class S	262,882	40,953	27,323	276,512	3,956,885	-	-	91,880
MassMutual Select Diversified International Fund, Class S	428,456	52,966	88,872	392,550	2,614,382	-	-	(692)
MassMutual Select Diversified Value Fund, Class S	326,881	43,412	29,942	340,351	4,005,935	-	-	67,373
MassMutual Select Focused Value Fund, Class Z	112,349	21,665	16,564	117,450	2,647,326	-	-	63,819

74

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class S	506,237	75,130	47,073	534,294	$3,985,833	$-	$-	$47,349
MassMutual Select Fundamental Value Fund, Class Z	337,576	45,278	33,437	349,417	4,612,300	-	-	70,984
MassMutual Select Growth Opportunities Fund, Class Z	324,030	47,628	29,004	342,654	3,337,448	-	-	28,505
MassMutual Select Large Cap Value Fund, Class S	307,264	39,144	28,497	317,911	2,858,022	-	-	(50,757)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	134,596	15,966	20,607	129,955	2,236,525	-	-	(5,947)
MassMutual Select Mid-Cap Value Fund, Class Z	274,773	31,057	75,354	230,476	2,913,223	-	-	125,331
MassMutual Select Overseas Fund, Class Z	918,135	105,576	132,622	891,089	7,003,957	-	-	69,567
MassMutual Select PIMCO Total Return Fund, Class Z	11,736	2,220	6,051	7,905	81,023	-	-	787
MassMutual Select Small Cap Growth Equity Fund, Class Z	102,634	14,523	15,612	101,545	1,856,237	-	-	(8,864)
MassMutual Select Small Cap Value Equity Fund, Class S	184,805	34,786	26,016	193,575	2,417,753	-	-	65,078
MassMutual Select Small Company Growth Fund, Class S	93,956	13,538	11,491	96,003	1,210,604	-	-	21,440
MassMutual Select Small Company Value Fund, Class Z	44,353	10,200	16,804	37,749	601,713	-	-	35,718
MassMutual Select Strategic Bond Fund, Class S	10,036	1,793	9,231	2,598	26,135	-	-	3,582
MM MSCI EAFE International Index Fund, Class Z	424,995	129,750	8,315	546,430	6,666,442	-	-	9,164
MM Russell 2000 Small Cap Index Fund, Class Z	223,862	43,866	40,944	226,784	2,875,615	-	-	41,479
MM S&P Mid Cap Index Fund, Class Z	180,091	60,892	14,112	226,871	2,867,648	-	-	20,196
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	1,013,330	88,450	924,880	2,737,644	-	-	(8,643)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	918,623	121,265	1,039,888	-	-	-	-	(340,842)
Oppenheimer Developing Markets Fund, Class I*	-	66,384	2,040	64,344	2,161,320	-	-	(1,882)
Oppenheimer Developing Markets Fund, Class Y*	46,892	5,592	52,484	-	-	-	-	153,872
Oppenheimer Global Real Estate Fund, Class I*	-	63,835	-	63,835	621,113	4,003	-	-
Oppenheimer International Bond Fund, Class I*	-	8,654	-	8,654	52,617	400	-	-
Oppenheimer Real Estate Fund, Class I*	-	107,842	7,600	100,242	2,377,733	20,461	-	(6,551)
Oppenheimer Real Estate Fund, Class Y*	101,851	8,514	110,365	-	-	7,008	-	475,841

					$85,677,795	$31,872	$-	$1,037,609

RetireSMART in Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,510,480	173,128	221,008	1,462,600	$16,337,236	$-	$-	$6,489
MassMutual Premier Disciplined Growth Fund, Class S	359,720	40,888	83,123	317,485	3,895,544	-	-	512,601
MassMutual Premier Disciplined Value Fund, Class S	350,114	31,635	76,098	305,651	3,988,751	-	-	442,149
MassMutual Premier Focused International Fund, Class Z	38,186	3,690	18,226	23,650	276,229	-	-	5,984
MassMutual Premier High Yield Fund, Class Z	205,242	6,449	81,908	129,783	1,271,875	-	-	82,569
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,073,227	70,377	222,810	920,794	10,055,075	-	-	85,722
MassMutual Premier International Bond Fund, Class S	368,091	14,263	69,570	312,784	2,933,918	-	-	(15,073)
MassMutual Premier International Equity Fund, Class S	79,719	6,643	31,510	54,852	783,290	-	-	15,654
MassMutual Premier Money Market Fund, Class S	450,062	1,038,441	4,900	1,483,603	1,483,603	36	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,405,960	222,772	190,777	1,437,955	15,098,531	-	-	(53,193)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	156,961	16,454	25,923	147,492	1,622,409	-	-	(103,403)
MassMutual Select Blue Chip Growth Fund, Class S	55,813	5,451	12,434	48,830	698,760	-	-	27,168

75

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART in Retirement Fund (Continued)
MassMutual Select Diversified International Fund, Class S	171,232	13,330	69,590	114,972	$765,713	$-	$-	$16,846
MassMutual Select Diversified Value Fund, Class S	69,590	5,721.00	15,179	60,132	707,756	-	-	33,685
MassMutual Select Focused Value Fund, Class Z	136,517	7,793	33,894	110,416	2,488,768	-	-	128,492
MassMutual Select Fundamental Growth Fund, Class S	107,486	11,023	24,113	94,396	704,196	-	-	21,848
MassMutual Select Fundamental Value Fund, Class Z	71,641	6,091	15,901	61,831	816,172	-	-	52,411
MassMutual Select Growth Opportunities Fund, Class Z	68,805	5,544	13,886	60,463	588,907	-	-	14,221
MassMutual Select Large Cap Value Fund, Class S	64,956	5,720	14,488	56,188	505,132	-	-	(27,757)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	55,998	4,545	18,680	41,863	720,459	-	-	19,486
MassMutual Select Mid-Cap Value Fund, Class Z	112,819	9,146	52,282	69,683	880,793	-	-	80,783
MassMutual Select Overseas Fund, Class Z	373,422	29,305	119,912	282,815	2,222,928	-	-	61,555
MassMutual Select PIMCO Total Return Fund, Class Z	342,162	30,655	50,760	322,057	3,301,086	-	-	4,741
MassMutual Select Small Cap Growth Equity Fund, Class Z	32,873	2,105	8,499	26,479	484,044	-	-	(1,931)
MassMutual Select Small Cap Value Equity Fund, Class S	64,172	3,613	17,091	50,694	633,171	-	-	34,852
MassMutual Select Small Company Growth Fund, Class S	32,059	3,357	10,409	25,007	315,344	-	-	22,846
MassMutual Select Small Company Value Fund, Class Z	14,312	2,320	6,922	9,710	154,777	-	-	17,646
MassMutual Select Strategic Bond Fund, Class S	301,352	25,170	55,391	271,131	2,727,580	-	-	76,205
MM MSCI EAFE International Index Fund, Class Z	168,187	58,890	12,633	214,444	2,616,220	-	-	14,659
MM Russell 2000 Small Cap Index Fund, Class Z	73,379	7,786	18,828	62,337	790,430	-	-	21,236
MM S&P Mid Cap Index Fund, Class Z	72,019	19,857	10,339	81,537	1,030,622	-	-	15,108
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	746,255	202,829	543,426	1,608,541	-	-	(18,889)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	706,422	109,161	815,583	-	-	-	-	(112,201)
Oppenheimer Developing Markets Fund, Class I*	-	42,348	5,381	36,967	1,241,736	-	-	1,804
Oppenheimer Developing Markets Fund, Class Y*	29,977	3,666	33,643	-	-	-	-	114,740
Oppenheimer Global Real Estate Fund, Class I*	-	33,104	499	32,605	317,251	9,782	-	117
Oppenheimer International Bond Fund, Class I*	-	78,316	-	78,316	476,164	6,322	-	-
Oppenheimer Real Estate Fund, Class I*	-	67,154	19,759	47,395	1,124,201	4,436	-	(8,956)
Oppenheimer Real Estate Fund, Class Y*	77,805	1,563	79,368	-	-	-	-	526,906

					$85,667,212	$20,576	$-	$2,117,120

RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,623,647	223,649	158,796	1,688,500	$18,860,544	$-	$-	$4,622
MassMutual Premier Disciplined Growth Fund, Class S	495,858	43,748	70,985	468,621	5,749,983	-	-	366,131
MassMutual Premier Disciplined Value Fund, Class S	482,805	33,277	65,261	450,821	5,883,208	-	-	320,079
MassMutual Premier Focused International Fund, Class Z	65,733	8,219	24,251	49,701	580,513	-	-	(1,266)
MassMutual Premier High Yield Fund, Class Z	273,166	11,408	77,345	207,229	2,030,842	-	-	74,322
MassMutual Premier Inflation-Protected and Income Fund, Class Z	970,021	119,105	153,342	935,784	10,218,759	-	-	64,354
MassMutual Premier International Bond Fund, Class S	361,546	21,206	58,318	324,434	3,043,194	-	-	(22,007)
MassMutual Premier International Equity Fund, Class S	137,351	12,339	50,108	99,582	1,422,035	-	-	12,230
MassMutual Premier Money Market Fund, Class S	136,776	636,923	-	773,699	773,699	21	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	972,616	235,343	93,890	1,114,069	11,697,728	-	-	(27,111)

76

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	179,232	22,880	22,027	180,085	$1,980,940	$-	$-	$(84,600)
MassMutual Select Blue Chip Growth Fund, Class S	85,444	9,813	14,251	81,006	1,159,197	-	-	47,835
MassMutual Select Diversified International Fund, Class S	295,072	24,956	110,940	209,088	1,392,524	-	-	12,731
MassMutual Select Diversified Value Fund, Class S	106,373	10,294	16,944	99,723	1,173,736	-	-	35,229
MassMutual Select Focused Value Fund, Class Z	153,069	11,103	28,471	135,701	3,058,707	-	-	103,287
MassMutual Select Fundamental Growth Fund, Class S	164,530	17,390	25,375	156,545	1,167,828	-	-	23,128
MassMutual Select Fundamental Value Fund, Class Z	109,689	11,427	18,746	102,370	1,351,281	-	-	36,993
MassMutual Select Growth Opportunities Fund, Class Z	105,347	11,584	16,598	100,333	977,239	-	-	15,942
MassMutual Select Large Cap Value Fund, Class S	99,612	10,646	17,160	93,098	836,952	-	-	(39,082)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	114,082	9,455	31,967	91,570	1,575,922	-	-	15,447
MassMutual Select Mid-Cap Value Fund, Class Z	230,894	19,114	104,048	145,960	1,844,940	-	-	160,976
MassMutual Select Overseas Fund, Class Z	640,864	53,524	166,308	528,080	4,150,710	-	-	82,797
MassMutual Select PIMCO Total Return Fund, Class Z	370,078	39,826	39,125	370,779	3,800,488	-	-	4,075
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,559	5,090	14,043	52,606	961,632	-	-	(1,806)
MassMutual Select Small Cap Value Equity Fund, Class S	119,790	8,594	28,039	100,345	1,253,303	-	-	65,183
MassMutual Select Small Company Growth Fund, Class S	59,084	8,474	17,826	49,732	627,119	-	-	20,118
MassMutual Select Small Company Value Fund, Class Z	26,815	5,794	13,095	19,514	311,050	-	-	23,471
MassMutual Select Strategic Bond Fund, Class S	323,921	32,142	44,216	311,847	3,137,180	-	-	45,546
MM MSCI EAFE International Index Fund, Class Z	308,804	90,398	33,966	365,236	4,455,882	-	-	35,449
MM Russell 2000 Small Cap Index Fund, Class Z	143,449	14,971	40,121	118,299	1,500,030	-	-	43,295
MM S&P Mid Cap Index Fund, Class Z	157,144	49,731	29,618	177,257	2,240,529	-	-	42,590
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	808,361	136,240	672,121	1,989,479	-	-	(11,920)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	810,587	80,859	891,446	-	-	-	-	(111,337)
Oppenheimer Developing Markets Fund, Class I*	-	50,741	3,431	47,310	1,589,154	-	-	1,434
Oppenheimer Developing Markets Fund, Class Y*	34,377	4,909	39,286	-	-	-	-	129,351
Oppenheimer Global Real Estate Fund, Class I*	-	41,955	435	41,520	403,991	2,602	-	102
Oppenheimer International Bond Fund, Class I*	-	92,638	1,600	91,038	553,512	4,770	-	(48)
Oppenheimer Real Estate Fund, Class I*	-	85,042	20,931	64,111	1,520,705	13,116	-	(7,428)
Oppenheimer Real Estate Fund, Class Y*	88,711	2,933	91,644	-	-	5,643	-	565,998

					$105,274,535	$26,152	$-	$2,046,110

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	87,063	118,713	30,570	175,206	$1,957,047	$-	$-	$(1,641)
MassMutual Premier Disciplined Growth Fund, Class S	40,678	40,693	11,982	69,389	851,397	-	-	27,829
MassMutual Premier Disciplined Value Fund, Class S	39,584	37,940	10,906	66,618	869,365	-	-	31,183
MassMutual Premier Focused International Fund, Class Z	5,796	6,617	3,922	8,491	99,173	-	-	2,156
MassMutual Premier High Yield Fund, Class Z	18,703	8,363	6,731	20,335	199,284	-	-	4,457
MassMutual Premier Inflation-Protected and Income Fund, Class Z	50,158	41,134	15,304	75,988	829,788	-	-	(4,166)
MassMutual Premier International Bond Fund, Class S	22,481	12,884	7,789	27,576	258,662	-	-	(4,695)

77

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Premier International Equity Fund, Class S	12,057	12,527	7,768	16,816	$240,133	$-		$-	$11,455
MassMutual Premier Money Market Fund, Class S	3,799	40,801	-	44,600	44,600	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	50,899	84,046	13,474	121,471	1,275,449	-		-	(361)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	15,135	16,764	4,125	27,774	305,512	-		-	199
MassMutual Select Blue Chip Growth Fund, Class S	10,190	9,946	3,682	16,454	235,460	-		-	6,486
MassMutual Select Diversified International Fund, Class S	25,592	25,833	15,905	35,520	236,563	-		-	13,143
MassMutual Select Diversified Value Fund, Class S	12,420	11,793	3,985	20,228	238,085	-		-	8,617
MassMutual Select Focused Value Fund, Class Z	11,060	11,084	3,343	18,801	423,782	-		-	11,905
MassMutual Select Fundamental Growth Fund, Class S	19,614	19,178	7,022	31,770	237,005	-		-	4,165
MassMutual Select Fundamental Value Fund, Class Z	13,056	12,508	4,813	20,751	273,908	-		-	8,606
MassMutual Select Growth Opportunities Fund, Class Z	12,541	12,170	4,292	20,419	198,886	-		-	4,457
MassMutual Select Large Cap Value Fund, Class S	12,192	11,895	5,187	18,900	169,907	-		-	(12,716)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	9,414	8,931	4,131	14,214	244,621	-		-	4,219
MassMutual Select Mid-Cap Value Fund, Class Z	19,118	18,098	13,807	23,409	295,893	-		-	23,664
MassMutual Select Overseas Fund, Class Z	55,335	54,018	24,084	85,269	670,213	-		-	30,551
MassMutual Select PIMCO Total Return Fund, Class Z	19,659	24,709	6,434	37,934	388,826	-		-	1,498
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,531	5,145	2,506	8,170	149,346	-		-	2,755
MassMutual Select Small Cap Value Equity Fund, Class S	10,446	9,064	4,021	15,489	193,453	-		-	8,482
MassMutual Select Small Company Growth Fund, Class S	5,263	5,352	2,886	7,729	97,457	-		-	3,942
MassMutual Select Small Company Value Fund, Class Z	2,474	2,616	1,957	3,133	49,935	-		-	2,664
MassMutual Select Strategic Bond Fund, Class S	17,365	21,825	7,462	31,728	319,186	-		-	741
MM MSCI EAFE International Index Fund, Class Z	27,735	32,302	3,951	56,086	684,244	-		-	4,323
MM Russell 2000 Small Cap Index Fund, Class Z	12,921	11,256	5,290	18,887	239,485	-		-	6,193
MM S&P Mid Cap Index Fund, Class Z	13,620	16,890	3,400	27,110	342,664	-		-	4,757
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	96,155	15,894	80,261	237,574	-		-	(1,455)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	63,549	38,578	102,127	-	-	-		-	(9,774)
Oppenheimer Developing Markets Fund, Class I*	-	7,235	739	6,496	218,204	-		-	246
Oppenheimer Developing Markets Fund, Class Y*	2,922	1,865	4,787	-	-	-		-	6,913
Oppenheimer Global Real Estate Fund, Class I*	-	5,605	-	5,605	54,536	352		-	-
Oppenheimer International Bond Fund, Class I*	-	29,116	2,921	26,195	159,269	794		-	(74)
Oppenheimer Real Estate Fund, Class I*	-	10,522	2,295	8,227	195,153	1,671		-	(1,213)
Oppenheimer Real Estate Fund, Class Y*	7,036	3,884	10,920	-	-	659		-	28,510

					$13,484,065	$3,476		$-	$228,021

RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,741,093	796,202	211,575	3,325,720	$37,148,291	$-		$-	$7,904
MassMutual Premier Disciplined Growth Fund, Class S	2,314,177	261,824	226,605	2,349,396	28,827,091	-		-	1,244,906
MassMutual Premier Disciplined Value Fund, Class S	2,252,881	200,659	193,473	2,260,067	29,493,869	-		-	227,402
MassMutual Premier Focused International Fund, Class Z	357,786	52,300	100,407	309,679	3,617,056	-		-	(9,187)
MassMutual Premier High Yield Fund, Class Z	1,471,892	39,067	466,391	1,044,568	10,236,768	-		-	465,910

78

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,837,709	284,484	285,048	1,837,145	$20,061,627	$-	$-	$102,590
MassMutual Premier International Bond Fund, Class S	1,037,370	89,993	129,543	997,820	9,359,550	-	-	(36,022)
MassMutual Premier International Equity Fund, Class S	746,990	72,064	204,795	614,259	8,771,625	-	-	440,965
MassMutual Premier Money Market Fund, Class S	118,547	500,010	118,500	500,057	500,057	9	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,727,543	1,046,367	138,408	2,635,502	27,672,771	-	-	(37,619)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	943,097	100,962	92,652	951,407	10,465,480	-	-	(376,342)
MassMutual Select Blue Chip Growth Fund, Class S	766,518	84,728	92,892	758,354	10,852,045	-	-	481,517
MassMutual Select Diversified International Fund, Class S	1,605,140	140,296	456,021	1,289,415	8,587,504	-	-	800,683
MassMutual Select Diversified Value Fund, Class S	953,727	86,049	106,400	933,376	10,985,833	-	-	348,373
MassMutual Select Focused Value Fund, Class Z	569,957	93,720	61,556	602,121	13,571,801	-	-	274,993
MassMutual Select Fundamental Growth Fund, Class S	1,476,060	160,867	171,559	1,465,368	10,931,646	-	-	177,362
MassMutual Select Fundamental Value Fund, Class Z	984,289	91,165	117,032	958,422	12,651,166	-	-	251,177
MassMutual Select Growth Opportunities Fund, Class Z	945,048	91,743	96,912	939,879	9,154,417	-	-	104,692
MassMutual Select Large Cap Value Fund, Class S	894,901	86,406	109,315	871,992	7,839,212	-	-	(209,663)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	546,742	48,750	118,963	476,529	8,201,065	-	-	(21,595)
MassMutual Select Mid-Cap Value Fund, Class Z	1,108,062	98,236	434,850	771,448	9,751,097	-	-	725,081
MassMutual Select Overseas Fund, Class Z	3,477,755	308,144	675,646	3,110,253	24,446,587	-	-	342,646
MassMutual Select PIMCO Total Return Fund, Class Z	619,155	124,942	44,700	699,397	7,168,815	-	-	4,510
MassMutual Select Small Cap Growth Equity Fund, Class Z	344,383	39,230	79,958	303,655	5,550,814	-	-	124,370
MassMutual Select Small Cap Value Equity Fund, Class S	664,956	51,308	136,699	579,565	7,238,769	-	-	370,068
MassMutual Select Small Company Growth Fund, Class S	339,104	40,069	91,990	287,183	3,621,376	-	-	188,268
MassMutual Select Small Company Value Fund, Class Z	147,959	38,607	73,926	112,640	1,795,480	-	-	109,876
MassMutual Select Strategic Bond Fund, Class S	546,648	101,590	93,666	554,572	5,578,996	-	-	145,251
MM MSCI EAFE International Index Fund, Class Z	1,660,061	462,665	70,216	2,052,510	25,040,617	-	-	74,998
MM Russell 2000 Small Cap Index Fund, Class Z	783,868	101,305	190,338	694,835	8,810,508	-	-	201,991
MM S&P Mid Cap Index Fund, Class Z	740,035	272,282	88,767	923,550	11,673,677	-	-	123,800
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,108,968	700,220	3,408,748	10,089,893	-	-	(64,945)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,078,818	326,668	4,405,486	-	-	-	-	(782,725)
Oppenheimer Developing Markets Fund, Class I*	-	248,127	14,910	233,217	7,833,761	-	-	4,989
Oppenheimer Developing Markets Fund, Class Y*	182,156	16,132	198,288	-	-	-	-	622,841
Oppenheimer Global Real Estate Fund, Class I*	-	238,742	-	238,742	2,322,959	14,970	-	-
Oppenheimer International Bond Fund, Class I*	-	391,770	65,738	326,032	1,982,275	15,991	-	(1,972)
Oppenheimer Real Estate Fund, Class I*	-	431,046	67,451	363,595	8,624,464	74,041	-	(37,024)
Oppenheimer Real Estate Fund, Class Y*	447,492	12,322	459,814	-	-	28,255	-	2,995,911

					$420,458,962	$133,266	$-	$9,385,980

79

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	21,908	74,230	7,653	88,485	$988,377	$-		$-	$(101)
MassMutual Premier Disciplined Growth Fund, Class S	32,706	64,894	6,220	91,380	1,121,236	-		-	16,915
MassMutual Premier Disciplined Value Fund, Class S	31,853	60,486	4,912	87,427	1,140,927	-		-	13,078
MassMutual Premier Focused International Fund, Class Z	5,676	12,356	3,136	14,896	173,991	-		-	2,421
MassMutual Premier High Yield Fund, Class Z	25,481	18,064	8,597	34,948	342,487	-		-	7,855
MassMutual Premier Inflation-Protected and Income Fund, Class Z	16,215	15,843	4,597	27,461	299,871	-		-	(696)
MassMutual Premier International Bond Fund, Class S	13,544	13,650	5,831	21,363	200,386	-		-	(2,891)
MassMutual Premier International Equity Fund, Class S	11,811	23,396	6,190	29,017	414,368	-		-	12,684
MassMutual Premier Money Market Fund, Class S	300	2,900	300	2,900	2,900	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	15,570	57,331	2,888	70,013	735,141	-		-	(358)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	14,006	30,384	2,458	41,932	461,254	-		-	(419)
MassMutual Select Blue Chip Growth Fund, Class S	12,318	23,779	2,559	33,538	479,930	-		-	7,959
MassMutual Select Diversified International Fund, Class S	25,229	48,899	12,450	61,678	410,776	-		-	10,864
MassMutual Select Diversified Value Fund, Class S	15,183	28,276	2,340	41,119	483,974	-		-	6,001
MassMutual Select Focused Value Fund, Class Z	7,413	15,785	1,349	21,849	492,479	-		-	6,341
MassMutual Select Fundamental Growth Fund, Class S	23,720	45,277	4,383	64,614	482,018	-		-	4,171
MassMutual Select Fundamental Value Fund, Class Z	15,818	29,605	3,269	42,154	556,439	-		-	6,599
MassMutual Select Growth Opportunities Fund, Class Z	15,182	29,557	2,979	41,760	406,739	-		-	2,752
MassMutual Select Large Cap Value Fund, Class S	14,585	28,155	4,269	38,471	345,856	-		-	(9,052)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	8,034	14,784	2,586	20,232	348,193	-		-	2,163
MassMutual Select Mid-Cap Value Fund, Class Z	16,304	29,957	9,010	37,251	470,849	-		-	14,528
MassMutual Select Overseas Fund, Class Z	54,523	102,453	17,373	139,603	1,097,279	-		-	22,834
MassMutual Select PIMCO Total Return Fund, Class Z	4,959	15,163	1,401	18,721	191,891	-		-	468
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,749	10,448	2,068	14,129	258,270	-		-	1,821
MassMutual Select Small Cap Value Equity Fund, Class S	10,903	18,527	2,963	26,467	330,575	-		-	5,965
MassMutual Select Small Company Growth Fund, Class S	5,532	9,736	1,859	13,409	169,083	-		-	2,412
MassMutual Select Small Company Value Fund, Class Z	2,521	5,156	1,876	5,801	92,465	-		-	3,371
MassMutual Select Strategic Bond Fund, Class S	4,370	13,421	2,752	15,039	151,293	-		-	714
MM MSCI EAFE International Index Fund, Class Z	24,637	56,631	1,495	79,773	973,234	-		-	1,696
MM Russell 2000 Small Cap Index Fund, Class Z	12,244	23,397	4,403	31,238	396,094	-		-	5,043
MM S&P Mid Cap Index Fund, Class Z	10,387	23,487	1,500	32,374	409,203	-		-	2,118
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	103,740	10,947	92,793	274,668	-		-	(910)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	60,266	48,473	108,739	-	-	-		-	(16,839)
Oppenheimer Developing Markets Fund, Class I*	-	9,553	314	9,239	310,345	-		-	(128)
Oppenheimer Developing Markets Fund, Class Y*	2,708	2,193	4901	-	-	-		-	7,200
Oppenheimer Global Real Estate Fund, Class I*	-	6,274	-	6,274	61,048	394		-	-
Oppenheimer International Bond Fund, Class I*	-	51,066	2,255	48,811	296,773	1,093		-	(4)
Oppenheimer Real Estate Fund, Class I*	-	10,923	1,123	9,800	232,462	1,987		-	(812)
Oppenheimer Real Estate Fund, Class Y*	6,383	4,009	10,392	-	-	652		-	28,175

					$15,602,874	$4,126		$-	$163,938

80

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	950,791	453,255	68,909	1,335,137	$14,913,482	$-	$-	$1,264
MassMutual Premier Disciplined Growth Fund, Class S	1,963,987	289,998	155,007	2,098,978	25,754,459	-	-	1,000,203
MassMutual Premier Disciplined Value Fund, Class S	1,912,297	232,307	125,751	2,018,853	26,346,035	-	-	167,341
MassMutual Premier Focused International Fund, Class Z	371,846	67852	94,984	344,714	4,026,264	-	-	(10,100)
MassMutual Premier High Yield Fund, Class Z	1,311,730	46,997	303,861	1,054,866	10,337,690	-	-	336,072
MassMutual Premier Inflation-Protected and Income Fund, Class Z	669,803	98,573	171,104	597,272	6,522,213	-	-	59,689
MassMutual Premier International Bond Fund, Class S	682,403	92,660	82,172	692,891	6,499,321	-	-	(38,901)
MassMutual Premier International Equity Fund, Class S	776,565	98,223	193,484	681,304	9,729,020	-	-	235,276
MassMutual Premier Short-Duration Bond Fund, Class Z	659,504	484,040	45,968	1,097,576	11,524,553	-	-	(12,433)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	910,052	110,370	76,323	944,099	10,385,093	-	-	(315,910)
MassMutual Select Blue Chip Growth Fund, Class S	856,512	106,910	82,536	880,886	12,605,478	-	-	650,217
MassMutual Select Diversified International Fund, Class S	1,668,557	168,909	407,884	1,429,582	9,521,016	-	-	461,982
MassMutual Select Diversified Value Fund, Class S	1,065,676	110,818	92,330	1,084,164	12,760,616	-	-	432,943
MassMutual Select Focused Value Fund, Class Z	447,119	87,857	47,312	487,664	10,991,941	-	-	211,840
MassMutual Select Fundamental Growth Fund, Class S	1,649,367	192,640	139,920	1,702,087	12,697,567	-	-	154,726
MassMutual Select Fundamental Value Fund, Class Z	1,099,761	116,987	103,799	1,112,949	14,690,927	-	-	225,647
MassMutual Select Growth Opportunities Fund, Class Z	1,055,959	124,635	88,948	1,091,646	10,632,634	-	-	95,601
MassMutual Select Large Cap Value Fund, Class S	999,734	106,967	94,105	1,012,596	9,103,238	-	-	(112,878)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	515,660	51,271	84,410	482,521	8,304,184	-	-	(24,898)
MassMutual Select Mid-Cap Value Fund, Class Z	1,048,912	103,440	315,231	837,121	10,581,204	-	-	526,592
MassMutual Select Overseas Fund, Class Z	3,592,536	357,675	567,384	3,382,827	26,589,021	-	-	292,001
MassMutual Select PIMCO Total Return Fund, Class Z	208,559	62,746	13,503	257,802	2,642,471	-	-	1,084
MassMutual Select Small Cap Growth Equity Fund, Class Z	386,293	46,592	63,633	369,252	6,749,922	-	-	93,611
MassMutual Select Small Cap Value Equity Fund, Class S	736,159	76,924	108,847	704,236	8,795,910	-	-	245,767
MassMutual Select Small Company Growth Fund, Class S	371,257	36,533	58,604	349,186	4,403,241	-	-	84,685
MassMutual Select Small Company Value Fund, Class Z	165,938	35,035	63,679	137,294	2,188,467	-	-	104,779
MassMutual Select Strategic Bond Fund, Class S	189,688	46,479	64,047	172,120	1,731,528	-	-	42,114
MM MSCI EAFE International Index Fund, Class Z	1,711,125	474,909	14,400	2,171,634	26,493,939	-	-	13,283
MM Russell 2000 Small Cap Index Fund, Class Z	876,785	130,528	162,638	844,675	10,710,479	-	-	171,830
MM S&P Mid Cap Index Fund, Class Z	705,629	228,725	57,116	877,238	11,088,294	-	-	82,841
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,181,440	695,860	3,485,580	10,317,316	-	-	(768,443)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,842,209	498,067	4,340,276	-	-	-	-	(64,840)
Oppenheimer Developing Markets Fund, Class I*	-	251,519	9,703	241,816	8,122,607	-	-	(1,760)
Oppenheimer Developing Markets Fund, Class Y*	175,580	16,122	191,702	-	-	-	-	611,960
Oppenheimer Global Real Estate Fund, Class I*	-	243,424	-	243,424	2,368,516	15,264	-	-
Oppenheimer International Bond Fund, Class I*	-	311,303	19,815	291,488	1,772,244	12,754	-	(594)

81

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
Oppenheimer Real Estate Fund, Class I*	-	415,630	43,347	372,283	$8,830,565	$75,621	$-	$(36,105)
Oppenheimer Real Estate Fund, Class Y*	406,842	10,563	417,405	-	-	26,605	-	2,674,086

					$370,731,455	$130,244	$-	$7,590,572

RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	12,565	28,606	5,130	36,041	$402,581	$-	$-	$(253)
MassMutual Premier Disciplined Growth Fund, Class S	26,157	40,551	3,806	62,902	771,803	-	-	11,201
MassMutual Premier Disciplined Value Fund, Class S	25,465	37,661	2,817	60,309	787,036	-	-	8,457
MassMutual Premier Focused International Fund, Class Z	5,411	9,113	2,746	11,778	137,562	-	-	2,045
MassMutual Premier High Yield Fund, Class Z	14,584	10,692	5,051	20,225	198,208	-	-	4,047
MassMutual Premier Inflation-Protected and Income Fund, Class Z	7,036	6,974	1,843	12,167	132,867	-	-	(322)
MassMutual Premier International Bond Fund, Class S	9,057	7,668	2,859	13,866	130,065	-	-	(1,598)
MassMutual Premier International Equity Fund, Class S	11,248	17,223	5,408	23,063	329,340	-	-	10,347
MassMutual Premier Short-Duration Bond Fund, Class Z	7,177	22,561	1,279	28,459	298,823	-	-	(312)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	13,119	21,528	1,972	32,675	359,429	-	-	(5,893)
MassMutual Select Blue Chip Growth Fund, Class S	13,292	19,827	2,347	30,772	440,344	-	-	8,182
MassMutual Select Diversified International Fund, Class S	23,806	35,857	10,936	48,727	324,519	-	-	7,259
MassMutual Select Diversified Value Fund, Class S	16,088	23,333	1,648	37,773	444,594	-	-	3,219
MassMutual Select Focused Value Fund, Class Z	6,351	9,909	989	15,271	344,217	-	-	3,802
MassMutual Select Fundamental Growth Fund, Class S	25,569	37,651	3,879	59,341	442,687	-	-	3,613
MassMutual Select Fundamental Value Fund, Class Z	17,057	24,571	2,892	38,736	511,317	-	-	8,189
MassMutual Select Growth Opportunities Fund, Class Z	16,365	24,534	2,638	38,261	372,659	-	-	2,564
MassMutual Select Large Cap Value Fund, Class S	16,094	23,719	4,517	35,296	317,314	-	-	(10,323)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,424	10,597	1,969	16,052	276,263	-	-	2,884
MassMutual Select Mid-Cap Value Fund, Class Z	15,113	21,387	7,431	29,069	367,434	-	-	12,560
MassMutual Select Overseas Fund, Class Z	51,170	75,323	14,652	111,841	879,073	-	-	18,153
MassMutual Select PIMCO Total Return Fund, Class Z	2,780	5,822	963	7,639	78,304	-	-	344
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,703	8,220	1,754	12,169	222,445	-	-	2,602
MassMutual Select Small Cap Value Equity Fund, Class S	10,712	14,672	2,456	22,928	286,371	-	-	7,320
MassMutual Select Small Company Growth Fund, Class S	5,418	7,399	1,299	11,518	145,236	-	-	2,833
MassMutual Select Small Company Value Fund, Class Z	2,505	4,070	1,784	4,791	76,368	-	-	2,903
MassMutual Select Strategic Bond Fund, Class S	2,500	5,167	1,821	5,846	58,812	-	-	331
MM MSCI EAFE International Index Fund, Class Z	23,211	43,978	1,117	66,072	806,079	-	-	1,369
MM Russell 2000 Small Cap Index Fund, Class Z	12,114	18,999	4,163	26,950	341,726	-	-	4,484
MM S&P Mid Cap Index Fund, Class Z	9,776	18,377	1,549	26,604	336,281	-	-	2,197
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	97,495	7,264	90,231	267,085	-	-	(624)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	53,902	46,589	100,491	-	-	-	-	(16,457)
Oppenheimer Developing Markets Fund, Class I*	-	7,569	60	7,509	252,244	-	-	30

82

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
Oppenheimer Developing Markets Fund, Class Y*	2,534	2,297	4,831	-	$-	$-	$-	$6,668
Oppenheimer Global Real Estate Fund, Class I*	-	6,159	-	6,159	59,923	386	-	-
Oppenheimer International Bond Fund, Class I*	-	22,692	3,688	19,004	115,546	567	-	(14)
Oppenheimer Real Estate Fund, Class I*	-	10,343	672	9,671	229,390	1,965	-	(487)
Oppenheimer Real Estate Fund, Class Y*	5,749	4,191	9,940	-	-	566	-	27,478

					$11,543,945	$3,484	$-	$128,798

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	578,478	194,558	98,673	674,363	$7,532,636	$-	$-	$704
MassMutual Premier Disciplined Growth Fund, Class S	1,109,210	198,514	109,756	1,197,968	14,699,063	-	-	694,220
MassMutual Premier Disciplined Value Fund, Class S	1,080,147	165,874	93,794	1,152,227	15,036,566	-	-	506,621
MassMutual Premier Focused International Fund, Class Z	248,000	48,834	65,258	231,576	2,704,807	-	-	(7,947)
MassMutual Premier High Yield Fund, Class Z	560,891	23,892	175,550	409,233	4,010,485	-	-	203,792
MassMutual Premier Inflation-Protected and Income Fund, Class Z	263,701	48,412	63,381	248,732	2,716,150	-	-	(15,719)
MassMutual Premier International Bond Fund, Class S	386,026	34,675	53,791	366,910	3,441,612	-	-	(32,137)
MassMutual Premier International Equity Fund, Class S	517,923	68,806	129,422	457,307	6,530,337	-	-	38,758
MassMutual Premier Short-Duration Bond Fund, Class Z	286,953	273,617	26,912	533,658	5,603,413	-	-	(7,395)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	624,485	84,129	64,199	644,415	7,088,565	-	-	(255,392)
MassMutual Select Blue Chip Growth Fund, Class S	660,911	95,682	76,199	680,394	9,736,442	-	-	600,420
MassMutual Select Diversified International Fund, Class S	1,112,175	128,960	281,546	959,589	6,390,862	-	-	64,481
MassMutual Select Diversified Value Fund, Class S	821,469	99,629	83,751	837,347	9,855,579	-	-	424,179
MassMutual Select Focused Value Fund, Class Z	291,773	49,131	36,484	304,420	6,861,626	-	-	147,906
MassMutual Select Fundamental Growth Fund, Class S	1,272,673	177,166	135,200	1,314,639	9,807,204	-	-	138,756
MassMutual Select Fundamental Value Fund, Class Z	848,611	103,087	91,982	859,716	11,348,249	-	-	191,395
MassMutual Select Growth Opportunities Fund, Class Z	814,630	111,029	82,622	843,037	8,211,183	-	-	84,004
MassMutual Select Large Cap Value Fund, Class S	772,482	93,207	83,684	782,005	7,030,226	-	-	(127,588)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	347,844	39,342	58,118	329,068	5,663,266	-	-	(16,534)
MassMutual Select Mid-Cap Value Fund, Class Z	709,134	79,254	213,471	574,917	7,266,946	-	-	353,501
MassMutual Select Overseas Fund, Class Z	2,385,278	268,740	388,013	2,266,005	17,810,802	-	-	194,895
MassMutual Select PIMCO Total Return Fund, Class Z	127,015	30,250	17,932	139,333	1,428,159	-	-	1,722
MassMutual Select Small Cap Growth Equity Fund, Class Z	263,268	36,110	43,436	255,942	4,678,617	-	-	78,016
MassMutual Select Small Cap Value Equity Fund, Class S	502,739	65,814	80,185	488,368	6,099,714	-	-	186,514
MassMutual Select Small Company Growth Fund, Class S	255,212	29,154	42,280	242,086	3,052,705	-	-	53,461
MassMutual Select Small Company Value Fund, Class Z	113,260	25,747	43,854	95,153	1,516,731	-	-	85,598
MassMutual Select Strategic Bond Fund, Class S	115,413	24,501	40,955	98,959	995,529	-	-	26,396
MM MSCI EAFE International Index Fund, Class Z	1,148,797	332,806	29,316	1,452,287	17,717,902	-	-	28,584
MM Russell 2000 Small Cap Index Fund, Class Z	598,620	108,338	120,706	586,252	7,433,674	-	-	125,690
MM S&P Mid Cap Index Fund, Class Z	481,310	159,736	46,207	594,839	7,518,765	-	-	64,479
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	2,620,399	346,428	2,273,971	6,730,955	-	-	(30,725)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	2,393,707	360,696	2,754,403	-	-	-	-	(475,477)

83

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
Oppenheimer Developing Markets Fund, Class I*	-	169,428	6,579	162,849	$5,470,096	$-	$-	$70
Oppenheimer Developing Markets Fund, Class Y*	120,147	13,647	133,794	-	-	-	-	398,858
Oppenheimer Global Real Estate Fund, Class I*	-	162,996	-	162,996	1,585,956	10,221	-	-
Oppenheimer International Bond Fund, Class I*	-	155,358	-	155,358	944,578	6,726	-	-
Oppenheimer Real Estate Fund, Class I*	-	280,189	31,561	248,628	5,897,458	50,535	-	(20,836)
Oppenheimer Real Estate Fund, Class Y*	264,049	22,421	286,470	-	-	18,078	-	1,644,780

					$240,416,858	$85,560	$-	$5,348,050

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	3,105	6,424	1,899	7,630	$85,225	$-	$-	$(233)
MassMutual Premier Disciplined Growth Fund, Class S	14,739	21,107	3,590	32,256	395,781	-	-	9,984
MassMutual Premier Disciplined Value Fund, Class S	14,353	19,713	3,106	30,960	404,026	-	-	8,945
MassMutual Premier Focused International Fund, Class Z	3,427	5,299	1,962	6,764	79,002	-	-	1,770
MassMutual Premier High Yield Fund, Class Z	2,758	1,681	1,844	2,595	25,429	-	-	589
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,252	1,230	1,074	1,408	15,374	-	-	(630)
MassMutual Premier International Bond Fund, Class S	2,111	2,159	1,504	2,766	25,948	-	-	(855)
MassMutual Premier International Equity Fund, Class S	7,133	10,089	3,938	13,284	189,693	-	-	8,026
MassMutual Premier Short-Duration Bond Fund, Class Z	1,465	4,868	301	6,032	63,335	-	-	(13)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,556	12,395	2,160	18,791	206,706	-	-	(4,593)
MassMutual Select Blue Chip Growth Fund, Class S	9,334	13,033	2,525	19,842	283,946	-	-	9,557
MassMutual Select Diversified International Fund, Class S	15,184	20,698	7,887	27,995	186,445	-	-	6,306
MassMutual Select Diversified Value Fund, Class S	11,423	15,364	2,397	24,390	287,074	-	-	6,438
MassMutual Select Focused Value Fund, Class Z	3,986	5,622	1,212	8,396	189,235	-	-	4,941
MassMutual Select Fundamental Growth Fund, Class S	17,959	24,786	4,442	38,303	285,739	-	-	4,617
MassMutual Select Fundamental Value Fund, Class Z	11,985	16,112	3,075	25,022	330,288	-	-	8,521
MassMutual Select Growth Opportunities Fund, Class Z	11,501	15,987	2,859	24,629	239,885	-	-	3,077
MassMutual Select Large Cap Value Fund, Class S	11,149	15,677	4,051	22,775	204,750	-	-	(9,247)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,782	6,310	1,686	9,406	161,878	-	-	2,891
MassMutual Select Mid-Cap Value Fund, Class Z	9,752	12,735	5,525	16,962	214,395	-	-	9,387
MassMutual Select Overseas Fund, Class Z	32,534	43,688	11,503	64,719	508,692	-	-	14,217
MassMutual Select PIMCO Total Return Fund, Class Z	726	1,189	480	1,435	14,714	-	-	5
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,682	5,056	1,468	7,270	132,895	-	-	2,655
MassMutual Select Small Cap Value Equity Fund, Class S	6,729	9,188	2,141	13,776	172,063	-	-	5,284
MassMutual Select Small Company Growth Fund, Class S	3,414	4,537	1,072	6,879	86,748	-	-	2,035
MassMutual Select Small Company Value Fund, Class Z	1,618	2,538	1,361	2,795	44,549	-	-	2,416
MassMutual Select Strategic Bond Fund, Class S	618	1,041	947	712	7,165	-	-	66
MM MSCI EAFE International Index Fund, Class Z	15,195	26,393	2,355	39,233	478,637	-	-	2,908
MM Russell 2000 Small Cap Index Fund, Class Z	7,977	11,997	3,650	16,324	206,990	-	-	3,845
MM S&P Mid Cap Index Fund, Class Z	6,452	11,358	1,812	15,998	202,209	-	-	2,566

84

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	66,717	9,746	56,971	$168,635	$-	$-	$(570)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	31,931	30,410	62,341	-	-	-	-	(10,618)
Oppenheimer Developing Markets Fund, Class I*	-	4,827	321	4,506	151,350	-	-	84
Oppenheimer Developing Markets Fund, Class Y*	1,650	1,557	3,207	-	-	-	-	4,231
Oppenheimer Global Real Estate Fund, Class I*	-	4,011	-	4,011	39,023	252	-	-
Oppenheimer International Bond Fund, Class I*	-	3,138	-	3,138	19,077	114	-	-
Oppenheimer Real Estate Fund, Class I*	-	7,123	910	6,213	147,371	1,275	-	(286)
Oppenheimer Real Estate Fund, Class Y*	3,518	3,100	6,618	-	-	407	-	18,509

					$6,254,272	$2,048	$-	$116,825

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	52,655	36,044	17,221	71,478	$798,412	$-	$-	$(1,860)
MassMutual Premier Disciplined Growth Fund, Class S	247,804	97,862	14,870	330,796	4,058,870	-	-	35,531
MassMutual Premier Disciplined Value Fund, Class S	241,377	88,031	11,556	317,852	4,147,970	-	-	26,296
MassMutual Premier Focused International Fund, Class Z	57,439	24,766	13,676	68,529	800,420	-	-	16,328
MassMutual Premier High Yield Fund, Class Z	47,307	4,012	25,492	25,827	253,103	-	-	6,649
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,695	2,470	10,480	13,685	149,443	-	-	(6,809)
MassMutual Premier International Bond Fund, Class S	35,052	6,622	9,800	31,874	298,978	-	-	(3,047)
MassMutual Premier International Equity Fund, Class S	119,994	39,880	24,999	134,875	1,926,021	-	-	74,701
MassMutual Premier Short-Duration Bond Fund, Class Z	24,733	34,087	1,091	57,729	606,155	-	-	(55)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	145,462	53,031	8,091	190,402	2,094,417	-	-	(15,845)
MassMutual Select Blue Chip Growth Fund, Class S	157,302	58,794	12,705	203,391	2,910,519	-	-	35,141
MassMutual Select Diversified International Fund, Class S	257,405	91,145	65,014	283,536	1,888,347	-	-	71,081
MassMutual Select Diversified Value Fund, Class S	194,907	66,807	11,544	250,170	2,944,506	-	-	32,069
MassMutual Select Focused Value Fund, Class Z	67,319	25,439	6,539	86,219	1,943,376	-	-	29,246
MassMutual Select Fundamental Growth Fund, Class S	302,908	110,088	20,200	392,796	2,930,256	-	-	17,827
MassMutual Select Fundamental Value Fund, Class Z	202,005	69,409	14,695	256,719	3,388,686	-	-	41,053
MassMutual Select Growth Opportunities Fund, Class Z	193,869	70,864	12,472	252,261	2,457,020	-	-	11,985
MassMutual Select Large Cap Value Fund, Class S	184,810	62,397	13,524	233,683	2,100,810	-	-	(29,706)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	80,294	26,839	11,036	96,097	1,653,828	-	-	24,724
MassMutual Select Mid-Cap Value Fund, Class Z	164,097	52,478	44,655	171,920	2,173,070	-	-	76,940
MassMutual Select Overseas Fund, Class Z	551,517	187,834	79,700	659,651	5,184,856	-	-	123,957
MassMutual Select PIMCO Total Return Fund, Class Z	12,329	5,110	4,394	13,045	133,708	-	-	1,431
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,538	21,047	7,947	74,638	1,364,387	-	-	9,136
MassMutual Select Small Cap Value Equity Fund, Class S	112,758	42,436	13,479	141,715	1,770,020	-	-	22,291
MassMutual Select Small Company Growth Fund, Class S	57,201	19,256	5,839	70,618	890,487	-	-	7,237
MassMutual Select Small Company Value Fund, Class Z	26,708	11,978	10,397	28,289	450,924	-	-	21,347
MassMutual Select Strategic Bond Fund, Class S	10,533	4,363	9,371	5,525	55,584	-	-	687
MM MSCI EAFE International Index Fund, Class Z	283,322	129,301	17,971	394,652	4,814,759	-	-	16,235
MM Russell 2000 Small Cap Index Fund, Class Z	149,600	48,203	35,270	162,533	2,060,920	-	-	37,361
MM S&P Mid Cap Index Fund, Class Z	120,915	58,577	17,892	161,600	2,042,623	-	-	26,472
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	683,158	32,528	650,630	1,925,866	-	-	(3,132)

85

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 6/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	542,646	148,475	691,121	-	$-	$-	$-	$(77,482)
Oppenheimer Developing Markets Fund, Class I*	-	46,893	448	46,445	1,560,082	-	-	(319)
Oppenheimer Developing Markets Fund, Class Y*	27,979	6,559	34,538	-	-	-	-	95,720
Oppenheimer Global Real Estate Fund, Class I*	-	43,525	-	43,525	423,498	2,729	-	-
Oppenheimer International Bond Fund, Class I*	-	18,335	-	18,335	111,476	760	-	-
Oppenheimer Real Estate Fund, Class I*	-	74,008	3,736	70,272	1,666,857	14,338	-	(2,163)
Oppenheimer Real Estate Fund, Class Y*	60,307	13,020	73,327	-	-	4,571	-	247,262

					$63,980,254	$22,398	$-	$968,289

*	Fund advised by OppenheimerFunds, Inc.
#	Amount is less than $0.50.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

86

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2013, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

87

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-, three-, or five-year period below are to periods ended December 31, 2012. The three-year or longer periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the RetireSMART 2010 and 2020 Funds had total net expense ratios at the 73rd and 54th percentiles, respectively. The Committee considered that, although the Funds’ total net expense ratios were in the third quartile, they were not so high as to appear unreasonable, especially in light of the Funds’ first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

The Committee considered that, in the case of the RetireSMART Growth, Moderate, Moderate Growth, 2015, 2025, 2030, 2035, 2040, 2045, and 2050 Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods, noting that the RetireSMART Growth, Moderate, Moderate Growth 2015, 2025, 2035, and 2045 Funds do not yet have three-years of performance history. MassMutual noted that the Meeting Materials included proposed adjustments to the expense limitations currently in place for the RetireSMART 2015, 2025, 2035, 2045, and 2050 Funds.

The Committee considered that the RetireSMART Conservative Fund’s expenses were in the first quartile of its peer group, although its performance was below the median of its performance category for the one-year period. The Trustees noted that the Fund had achieved one-year performance in the 73rd percentile, but that it had only recently been organized, and determined that that was too short a period of time on the basis of which to evaluate MassMutual’s investment performance as to that Fund.

The Committee considered information regarding the RetireSMART In Retirement Fund, which had underperformed in recent periods compared to its peers. The Committee considered that the Fund had relatively favorable expenses, second quartile, but had achieved unfavorable relative performance. The Committee considered that the Fund had achieved a level of comparative performance in the 62nd percentile for the three-year period, but that performance had improved to the 55th percentile for the one-year period. MassMutual noted that the Fund’s long-term (five-year) performance is at the 12th comparative percentile, that the Fund’s expenses are in the second comparative quartile, and that the Fund’s performance is in line with MassMutual’s expectations.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

88

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2013:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Conservative Fund
Class S	$1,000	0.15%	$1,008.90	$0.74	$1,023.80	$0.74
Class Y	1,000	0.19%	1,008.90	0.94	1,023.60	0.94
Class L	1,000	0.27%	1,007.90	1.33	1,023.20	1.34
Class A	1,000	0.52%	1,006.90	2.56	1,022.00	2.58
RetireSMART Moderate Fund
Class S	1,000	0.16%	1,042.00	0.80	1,023.70	0.79
Class Y	1,000	0.20%	1,041.90	1.00	1,023.50	0.99
Class L	1,000	0.28%	1,041.90	1.40	1,023.10	1.39
Class A	1,000	0.53%	1,040.90	2.65	1,021.90	2.63

89

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Moderate Growth Fund
Class S	$1,000	0.19%	$1,069.70	$0.96	$1,023.60	$0.94
Class Y	1,000	0.23%	1,069.70	1.17	1,023.40	1.14
Class L	1,000	0.31%	1,069.70	1.57	1,023.00	1.54
Class A	1,000	0.56%	1,067.70	2.84	1,021.80	2.78
RetireSMART Growth Fund
Class S	1,000	0.19%	1,085.00	0.97	1,023.60	0.94
Class Y	1,000	0.23%	1,084.00	1.18	1,023.40	1.14
Class L	1,000	0.31%	1,084.00	1.58	1,023.00	1.54
Class A	1,000	0.56%	1,083.10	2.86	1,021.80	2.78
RetireSMART In Retirement Fund
Class S	1,000	0.24%	1,009.60	1.18	1,023.30	1.19
Class Y	1,000	0.31%	1,009.60	1.53	1,023.00	1.54
Class L	1,000	0.41%	1,009.60	2.02	1,022.50	2.03
Class A	1,000	0.66%	1,008.70	3.25	1,021.30	3.27
Class N	1,000	0.96%	1,006.80	4.72	1,019.80	4.75
RetireSMART 2010 Fund
Class S	1,000	0.25%	1,025.00	1.24	1,023.30	1.24
Class Y	1,000	0.34%	1,025.00	1.69	1,022.90	1.69
Class L	1,000	0.44%	1,024.10	2.18	1,022.40	2.18
Class A	1,000	0.69%	1,022.40	3.42	1,021.10	3.42
Class N	1,000	0.99%	1,021.60	4.91	1,019.70	4.90
RetireSMART 2015 Fund
Class S	1,000	0.12%	1,039.90	0.60	1,023.90	0.60
Class Y	1,000	0.18%	1,039.90	0.90	1,023.60	0.89
Class L	1,000	0.28%	1,040.00	1.40	1,023.10	1.39
Class A	1,000	0.52%	1,038.30	2.60	1,022.00	2.58
RetireSMART 2020 Fund
Class S	1,000	0.22%	1,053.10	1.11	1,023.40	1.09
Class Y	1,000	0.31%	1,053.10	1.56	1,023.00	1.54
Class L	1,000	0.41%	1,053.10	2.06	1,022.50	2.03
Class A	1,000	0.66%	1,051.70	3.32	1,021.30	3.27
Class N	1,000	0.96%	1,050.40	4.83	1,019.80	4.75
RetireSMART 2025 Fund
Class S	1,000	0.13%	1,064.80	0.66	1,023.90	0.65
Class Y	1,000	0.18%	1,064.80	0.91	1,023.60	0.89
Class L	1,000	0.28%	1,063.90	1.42	1,023.10	1.39
Class A	1,000	0.52%	1,062.30	2.63	1,022.00	2.58
RetireSMART 2030 Fund
Class S	1,000	0.22%	1,069.70	1.12	1,023.40	1.09
Class Y	1,000	0.31%	1,069.80	1.57	1,023.00	1.54
Class L	1,000	0.41%	1,067.90	2.08	1,022.50	2.03
Class A	1,000	0.66%	1,067.60	3.35	1,021.30	3.27
Class N	1,000	0.96%	1,065.40	4.86	1,019.80	4.75

90

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART 2035 Fund
Class S	$1,000	0.13%	$1,073.60	$0.66	$1,023.90	$0.65
Class Y	1,000	0.19%	1,073.60	0.97	1,023.60	0.94
Class L	1,000	0.28%	1,072.80	1.42	1,023.10	1.39
Class A	1,000	0.52%	1,071.20	2.64	1,022.00	2.58
RetireSMART 2040 Fund
Class S	1,000	0.23%	1,074.10	1.17	1,023.40	1.14
Class Y	1,000	0.32%	1,074.20	1.63	1,023.00	1.59
Class L	1,000	0.42%	1,072.20	2.13	1,022.50	2.08
Class A	1,000	0.67%	1,072.00	3.40	1,021.20	3.32
Class N	1,000	0.97%	1,069.90	4.92	1,019.80	4.80
RetireSMART 2045 Fund
Class S	1,000	0.12%	1,082.90	0.61	1,023.90	0.60
Class Y	1,000	0.17%	1,082.90	0.87	1,023.70	0.84
Class L	1,000	0.27%	1,083.10	1.38	1,023.20	1.34
Class A	1,000	0.52%	1,080.50	2.65	1,022.00	2.58
RetireSMART 2050 Fund
Class S	1,000	0.12%	1,083.70	0.61	1,023.90	0.60
Class Y	1,000	0.17%	1,083.60	0.87	1,023.70	0.84
Class L	1,000	0.27%	1,082.50	1.38	1,023.20	1.34
Class A	1,000	0.52%	1,081.70	2.65	1,022.00	2.58
Class N	1,000	0.82%	1,079.40	4.18	1,020.50	4.06

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

91

Distributor MML Distributors, LLC 1295 State Street Springfield, MA 01111-0001 August 29, 2013

© 2013 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services
is a division] and its affiliated companies and sales representatives.	C:32501-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/29/13

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/29/13